UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22649
Name of Fund:
iShares U.S. ETF Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Bloomberg Roll Select Commodity Strategy ETF
CMDY | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Bloomberg Roll Select Commodity Strategy ETF	$15	0.27%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$537,004,852
Number of Portfolio Holdings	76
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	47.3%
U.S. Treasury Obligations	29.7%
Money Market Funds	15.7%
Futures	6.2%
Cash	8.1%
Other assets, less liabilities	(7.0)%
Commodity exposure
Sector Exposure(a)	Percent of Exposure
Energy Futures	39.3%
Agriculture Futures	26.6%
Precious Metals Futures	15.5%
Industrial Metals Futures	13.5%
Livestock Futures	5.1%
(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Bloomberg Roll Select Commodity Strategy ETF
Semi-Annual Shareholder Report — April 30, 2026
CMDY-04/26-SAR

iShares GSCI Commodity Dynamic Roll Strategy ETF
COMT | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GSCI Commodity Dynamic Roll Strategy ETF	$28	0.47%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,160,582,105
Number of Portfolio Holdings	170
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	45.6%
Certificates of Deposit	16.8%
Money Market Funds	15.5%
U.S. Treasury Obligations	13.8%
Futures	11.5%
Cash	8.6%
Other assets, less liabilities	(11.8)%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Energy Futures	57.4%
Agriculture Futures	12.6%
Industrial Metals Futures	11.5%
Livestock Futures	9.5%
Gold Futures	8.0%
Precious Metals Futures	1.0%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares GSCI Commodity Dynamic Roll Strategy ETF
Semi-Annual Shareholder Report — April 30, 2026
COMT-04/26-SAR

iShares Inflation Hedged Corporate Bond ETF
LQDI | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Inflation Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged Corporate Bond ETF	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$70,115,442
Number of Portfolio Holdings	120
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.0%
Short-term Investments	47.0%
Swaps, net cumulative appreciation	4.9%
Other assets less liabilities	(45.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.2%
Aa	9.8%
A	47.6%
Baa	37.9%
Ba	1.9%
Not Rated	0.6%

(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Inflation Hedged Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
LQDI-04/26-SAR

iShares Interest Rate Hedged Corporate Bond ETF
LQDH | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Corporate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$505,777,128
Number of Portfolio Holdings	178
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.0%
Short-term Investments	50.7%
Swaps, net cumulative appreciation	5.2%
Other assets less liabilities	(49.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.2%
Aa	9.8%
A	47.6%
Baa	37.9%
Ba	1.9%
Not Rated	0.6%

(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
LQDH-04/26-SAR

iShares Interest Rate Hedged High Yield Bond ETF
HYGH | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged High Yield Bond ETF	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$484,767,484
Number of Portfolio Holdings	174
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.4%
Short-term Investments	49.8%
Swaps, net cumulative appreciation	0.6%
Other assets less liabilities	(44.8)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.7%
Ba	46.8%
B	39.1%
Caa	10.1%
Ca	0.5%
Not Rated	1.8%

(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged High Yield Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
HYGH-04/26-SAR

iShares Interest Rate Hedged Long-Term Corporate Bond ETF
IGBH | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$170,761,443
Number of Portfolio Holdings	277
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	92.7%
Short-term Investments	48.6%
Swaps, net cumulative appreciation	5.7%
Other assets less liabilities	(47.0)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.6%
Aa	12.5%
A	42.6%
Baa	39.6%
Ba	1.3%
Not Rated	1.4%

(a)	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
IGBH-04/26-SAR

iShares Interest Rate Hedged U.S. Aggregate Bond ETF
AGRH | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$5,240,414
Number of Portfolio Holdings	95
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	93.3%
Short-term Investments	3.6%
Swaps, net cumulative appreciation	3.4%
Other assets less liabilities	(0.3)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	26.6%
Aa	49.8%
A	11.4%
Baa	11.0%
Ba	0.4%
Not Rated	0.8%

(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
AGRH-04/26-SAR

iShares Short Duration Bond Active ETF
NEAR | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Short Duration Bond Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration Bond Active ETF	$12	0.25%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,326,028,831
Number of Portfolio Holdings	1,605
Portfolio Turnover Rate	42%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	36.3%
U.S. Government & Agency Obligations	32.3%
Collateralized Mortgage Obligations	17.9%
Asset-Backed Securities	12.3%
Foreign Government Obligations	0.9%
Investment Companies	0.2%
Municipal Debt Obligations	0.1%
Floating Rate Loan Interests	0.0	%(b)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	10.6%
Aa	35.5%
A	14.3%
Baa	14.9%
Ba	4.2%
B	1.8%
Caa	0.2%
Not Rated	18.5%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short Duration Bond Active ETF
Semi-Annual Shareholder Report — April 30, 2026
NEAR-04/26-SAR

iShares Transition-Enabling Metals ETF
TMET | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Transition-Enabling Metals ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Transition-Enabling Metals ETF	$24	0.43%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$27,899,425
Number of Portfolio Holdings	59
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	34.8%
Money Market Funds	30.3%
U.S. Treasury Obligations	16.0%
Certificates of Deposit	8.0%
Cash	7.3%
Futures	(3.0)%
Other assets, less liabilities	6.6%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Industrial Metals Futures	64.7%
Precious Metals Futures	34.6%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Transition-Enabling Metals ETF
Semi-Annual Shareholder Report — April 30, 2026
TMET-04/26-SAR

iShares Ultra Short Duration Bond Active ETF
ICSH | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Ultra Short Duration Bond Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Ultra Short Duration Bond Active ETF	$4	0.08%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,276,319,700
Number of Portfolio Holdings	377
Portfolio Turnover Rate	22%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	38.9%
Commercial Paper	24.1%
Certificates of Deposit	14.8%
Asset-Backed Securities	11.2%
Repurchase Agreements	8.3%
U.S. Government & Agency Obligations	2.4%
Municipal Debt Obligations	0.3%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	5.5%
Aa	18.3%
A	37.0%
Baa	8.7%
Not Rated	30.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Ultra Short Duration Bond Active ETF
Semi-Annual Shareholder Report — April 30, 2026
ICSH-04/26-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares U.S. ETF Trust
• iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca
• iShares GSCI Commodity Dynamic Roll Strategy ETF | COMT | NASDAQ
• iShares Transition-Enabling Metals ETF | TMET | NASDAQ

2

Consolidated Schedule of Investments (unaudited)
April 30, 2026
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Paper
Alimentation Couche-Tard, Inc., 4.16%, 07/15/26	$5,000	$4,956,504
Ameren Corp., 3.91%, 05/07/26	6,000	5,995,438
Archer-Daniels-Midland Co., 3.72%, 05/27/26	5,580	5,564,495
Bay Square Funding LLC
3.85%, 06/26/26	7,500	7,454,555
3.86%, 07/07/26	850	843,846
Britannia Funding Co. LLC, 3.89%, 07/20/26	5,460	5,412,617
Canadian National Railway Co., 3.83%, 05/27/26	7,210	7,189,332
Carrier Global Corp., 3.98%, 05/18/26	2,500	2,495,037
Columbia Funding Co. LLC, 3.87%, 07/17/26	5,380	5,335,285
Concord Minutemen Capital Co. LLC, 3.85%, 05/29/26	3,000	2,990,723
E.ON SE, 4.10%, 07/09/26	7,500	7,440,646
Eaton Capital ULC
3.97%, 05/05/26	3,500	3,498,072
3.98%, 05/06/26	1,250	1,249,172
3.98%, 05/12/26	3,750	3,745,031
Extra Space Storage LP
4.01%, 05/12/26	1,500	1,497,997
4.03%, 05/14/26	3,250	3,244,918
4.07%, 05/21/26	750	748,225
4.08%, 05/27/26	3,000	2,990,837
Fidelity National Information Services, Inc., 3.98%, 05/18/26	4,500	4,491,067
Florida Power & Light Co.
3.77%, 05/04/26	10,000	9,995,813
3.90%, 06/10/26	3,390	3,375,002
Glencore Funding LLC
3.89%, 05/05/26	750	749,595
3.91%, 05/12/26	1,750	1,747,724
3.91%, 05/13/26	3,750	3,744,715
Ionic Funding LLC
3.82%, 05/12/26	4,120	4,114,759
3.91%, 06/05/26	5,000	4,980,510
3.95%, 07/23/26	5,520	5,469,536
KOCH Companies LLC
3.63%, 05/05/26	3,040	3,038,468
3.64%, 05/11/26	3,000	2,996,666
Lime Funding LLC
3.75%, 05/20/26	4,500	4,490,639
3.79%, 05/27/26	1,370	1,366,113
Macquarie Group Ltd.
4.01%, 05/14/26	2,000	1,996,886
4.05%, 05/21/26	5,000	4,988,226
Mitsubishi HC Finance America LLC, 4.11%, 05/26/26	2,750	2,741,858
Mohawk Industries, Inc., 4.03%, 05/13/26	6,560	6,550,457
National Bank of Kuwait/New York, 3.79%, 05/18/26	3,000	2,994,332
NiSource, Inc., 3.97%, 05/06/26	6,981	6,976,384
Norfina Ltd., 3.83%, 07/01/26	5,000	4,967,272
Nutrien Ltd.
4.02%, 05/12/26	4,250	4,244,311
4.02%, 05/22/26	4,000	3,990,205
Overwatch Bravo Funding LLC, 3.80%, 05/28/26	3,250	3,240,423
Phillips 66, 3.99%, 05/04/26	5,000	4,997,784
PPG Industries, Inc., 3.98%, 05/13/26	3,000	2,995,694
Reliance Funding Co. LLC
3.71%, 05/08/26	1,880	1,878,453
3.85%, 06/03/26	2,870	2,859,608
3.86%, 06/15/26	5,910	5,880,956
RTX Corp., 4.05%, 06/25/26	5,250	5,217,164
Security	Par (000)	Value
Spire, Inc.
3.97%, 05/06/26	$1,180	$1,179,220
4.00%, 05/13/26	670	669,033
4.03%, 05/18/26	2,000	1,995,977
4.05%, 05/21/26	1,250	1,247,056
4.08%, 06/03/26	5,180	5,160,111
Sumitomo Corp. of Americas
3.96%, 05/04/26	7,500	7,496,699
3.99%, 05/11/26	2,000	1,997,562
4.00%, 05/12/26	4,130	4,124,502
Suncor Energy, Inc., 4.00%, 06/11/26	6,000	5,972,120
Verto Capital I Compartment C, 4.00%, 07/22/26(a)	4,640	4,597,637
Verto Capital I Compartment D, 3.76%, 05/13/26	4,050	4,044,511
Victory Receivables Corp., 3.82%, 05/29/26	5,000	4,984,645
Virginia Electric and Power Co.
3.82%, 05/07/26	1,395	1,393,964
3.88%, 05/26/26	3,250	3,240,917
Volkswagen Group of America Finance LLC, 3.93%, 05/11/26	5,000	4,993,997
WEC Energy Group, Inc.
3.96%, 05/04/26	5,250	5,247,689
4.04%, 05/20/26	6,250	6,235,999
Total Commercial Paper — 47.3% (Cost: $254,338,478)		254,314,989
U.S. Treasury Obligations(b)
U.S. Treasury Bills
3.66%, 05/21/26	15,000	14,970,187
3.67%, 05/14/26	15,000	14,980,595
3.67%, 06/23/26	15,000	14,919,755
3.68%, 06/16/26	10,000	9,954,026
3.68%, 07/09/26	20,000	19,861,847
3.68%, 07/16/26	25,000	24,810,712
3.69%, 05/07/26	15,000	14,991,006
3.69%, 05/19/26	15,000	14,973,069
3.69%, 05/28/26	15,000	14,959,837
3.70%, 07/02/26	15,000	14,906,742
Total U.S. Treasury Obligations — 29.7% (Cost: $159,326,754)		159,327,776
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	84,420,000	84,420,000
Total Money Market Funds — 15.7% (Cost: $84,420,000)		84,420,000
Total Investments — 92.7% (Cost: $498,085,232)		498,062,765
Other Assets Less Liabilities — 7.3%		38,942,087
Net Assets — 100.0%		$537,004,852

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Bloomberg Roll Select Commodity Strategy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$21,030,000	$63,390,000 (a)	$—	$—	$—	$84,420,000	84,420,000	$945,618	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	14,723	06/17/26	$535,748	$33,042,638
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$33,042,638	$—	$—	$—	$—	$—	$33,042,638

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$74,590,560	$—	$—	$—	$—	$—	$74,590,560
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$23,532,210	$—	$—	$—	$—	$—	$23,532,210
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$444,398,951
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Consolidated Schedule of Investments
4

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Commercial Paper	$—	$254,314,989	$—	$254,314,989
U.S. Treasury Obligations	—	159,327,776	—	159,327,776
Money Market Funds	84,420,000	—	—	84,420,000
	$84,420,000	$413,642,765	$—	$498,062,765
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$33,042,638	$—	$—	$33,042,638

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)
April 30, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Banco Bilbao Vizcaya Argentaria/New York, 3.83%, 02/26/27	$6,250	$6,233,662
Banco Santander SA
4.40%, 06/02/26	1,290	1,290,594
4.44%, 05/26/26	3,710	3,711,443
Bank of America N.A.
3.79%, 08/24/26	5,360	5,358,882
3.81%, 01/25/27	3,650	3,643,094
4.10%, 04/02/27	8,920	8,922,819
Bank of Montreal, 4.28%, 10/06/26, (1-day SOFR + 0.32%)(a)	5,260	5,261,112
Bank of Nova Scotia, 4.03%, 03/15/27	5,850	5,850,103
Barclays Bank PLC
4.05%, 03/12/27	5,500	5,498,430
4.20%, 04/06/27	4,040	4,042,988
Barclays Bank PLC/NY, 4.03%, 11/13/26, (1-day SOFR + 0.40%)(a)	4,850	4,851,142
Bayerische Landesbank/New York, 3.80%, 11/13/26	4,250	4,245,989
Canadian Imperial Bank of Commerce/New York, 3.75%, 02/05/27	2,480	2,474,627
Canadian Imperial Bank of Commerce/New York NY, 3.90%, 09/14/26	7,950	7,949,983
Commerzbank AG/New York NY, 3.85%, 02/01/27	4,280	4,273,082
Credit Agricole Corporate and Investment Bank/New York, 4.18%, 05/26/26	4,250	4,251,271
Deutsche Bank AG/New York
4.02%, 11/17/26	750	749,789
4.40%, 07/22/26	3,030	3,032,489
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 4.12%, 04/06/27	9,840	9,842,575
Goldman Sachs Bank USA/New York
3.85%, 07/15/26	2,150	2,149,960
3.93%, 07/01/26, (1-day SOFR + 0.28%)(a)	4,870	4,871,311
Intesa Sanpaolo SpA, 4.05%, 05/14/26	5,400	5,400,369
Landesbank Baden-Wuerttemberg, 3.90%, 06/05/26	4,900	4,900,671
Lloyds Bank Corporate Markets PLC/New York, 4.32%, 07/16/26	4,080	4,083,367
Mizuho Bank Ltd., 3.82%, 06/26/26	3,255	3,255,110
MUFG Bank Ltd./New York, 3.98%, 09/10/26(a)	3,200	3,201,086
Natixis SA/New York NY, 4.38%, 07/16/26	1,380	1,381,201
Nordea Bank Abp/New York, 3.96%, 12/15/26(a)	8,000	8,002,163
Royal Bank of Canada, 4.28%, 10/07/26, (1-day SOFR + 0.32%)(a)	4,340	4,341,502
Royal Bank of Canada/New York, 4.00%, 03/12/27	5,730	5,727,523
State Street Bank & Trust Co., 3.88%, 05/27/26, (1-day SOFR + 0.25%)(a)	5,430	5,430,583
Sumitomo Mitsui Banking Corp/New York, 3.99%, 10/15/26(a)	8,250	8,253,619
Sumitomo Mitsui BKG Corp., 3.95%, 02/24/27(a)	3,500	3,498,848
Sumitomo Mitsui Financial Group, Inc., 4.40%, 06/04/26	3,650	3,651,576
Svenska Handelsbanken AB, 3.82%, 09/15/26	4,750	4,748,829
Toronto-Dominion Bank/NY
3.64%, 04/09/27(a)	10,360	10,363,678
4.10%, 04/01/27	9,820	9,824,167
Westpac Banking Corp./New York
3.89%, 08/12/26	3,750	3,749,498
Security	Par (000)	Value
3.99%, 04/09/27(a)	$5,010	$5,009,331
4.00%, 03/16/27	2,020	2,018,856
Total Certificates of Deposit — 16.8% (Cost: $195,355,042)		195,347,322
Commercial Paper
Air Liquide U.S. LLC, 3.83%, 07/09/26	7,750	7,692,686
Alimentation Couche-Tard, Inc., 4.16%, 07/15/26	10,000	9,913,008
American Honda Finance Corp., 4.14%, 07/22/26	5,750	5,695,616
Anheuser-Busch InBev Worldwide, Inc., 3.82%, 05/04/26	5,760	5,757,558
ANZ New Zealand International Ltd./London, 3.90%, 09/14/26	6,000	5,912,351
Aquitaine Funding Co. LLC, 3.91%, 06/24/26	8,530	8,479,371
Archer-Daniels-Midland Co., 3.72%, 05/27/26	9,510	9,483,576
Australia & New Zealand Banking Group Ltd.
3.82%, 07/10/26(b)	5,800	5,756,604
4.04%, 04/06/27	4,490	4,489,944
BofA Securities, Inc., 3.82%, 06/05/26	2,090	2,082,041
Britannia Funding Co. LLC, 3.89%, 07/20/26	2,270	2,250,300
Carrier Global Corp., 3.98%, 05/18/26	4,500	4,491,067
CDP Financial, Inc., 3.94%, 10/05/26(b)	5,420	5,327,941
Citigroup Global Markets, Inc., 3.90%, 09/02/26, (1-day SOFR + 0.30%)(a)(b)	4,870	4,871,054
Commonwealth Bank of Australia, 4.08%, 03/18/27	6,500	6,271,348
Concord Minutemen Capital Co. LLC, 3.85%, 05/29/26	5,000	4,984,538
DNB Bank ASA
3.62%, 05/01/26(b)	4,040	4,039,594
3.87%, 10/05/26(b)	5,290	5,201,648
E.ON SE
4.00%, 05/12/26	6,080	6,071,906
4.04%, 05/20/26	5,250	5,238,239
Eaton Capital ULC
3.97%, 05/05/26	7,000	6,996,144
3.98%, 05/06/26	6,750	6,745,531
3.98%, 05/12/26	4,000	3,994,699
Equitable Short Term Funding LLC, 3.79%, 06/15/26(b)	5,880	5,851,665
Extra Space Storage LP
4.01%, 05/12/26	3,500	3,495,326
4.03%, 05/14/26	8,250	8,237,099
4.09%, 06/02/26	6,590	6,565,365
Federation des Caisses Desjardins du Quebec, 3.98%, 01/19/27(b)	5,690	5,528,518
Fidelity National Information Services, Inc., 3.98%, 05/18/26	9,250	9,231,637
Florida Power & Light Co.
3.77%, 05/04/26	15,000	14,993,719
3.90%, 06/10/26	5,250	5,226,773
Glencore Funding LLC
3.89%, 05/05/26	4,750	4,747,435
3.89%, 05/06/26	2,250	2,248,542
HSBC USA, Inc.
3.91%, 06/09/26(b)	3,220	3,206,071
3.99%, 08/14/26(b)	5,520	5,455,951
4.00%, 08/26/26(b)	1,308	1,291,071
ING U.S. Funding LLC
3.73%, 06/26/26, (1-day SOFR + 0.27%)(a)	4,450	4,450,999
Consolidated Schedule of Investments
6

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
3.97%, 10/06/26, (1-day SOFR + 0.30%)(a)(b)	$5,270	$5,270,043
4.02%, 10/30/26, (1-day SOFR + 0.27%)(a)(b)	1,500	1,499,464
Intrepid Funding Co. LLC, 3.87%, 07/24/26(b)	2,200	2,180,062
Ionic Funding LLC
3.82%, 05/12/26	1,760	1,757,761
3.95%, 07/23/26	11,310	11,206,604
3.96%, 07/27/26	5,660	5,605,774
JP Morgan Securities LLC, 4.02%, 01/04/27(a)	9,420	9,420,000
Lime Funding LLC
3.83%, 06/05/26	7,740	7,710,480
3.88%, 07/07/26(b)	750	744,550
Lloyds Bank Corporate Markets PLC, 3.73%, 05/14/26	3,520	3,514,905
Lloyds Bank Corporate Markets PLC/New York, 3.99%, 11/19/26	5,000	4,890,021
Lloyds Bank PLC
3.97%, 10/09/26	2,565	2,520,030
3.97%, 10/14/26	1,500	1,472,902
Mackinac Funding Co. LLC, 3.88%, 07/14/26(b)	5,570	5,525,382
Macquarie Bank Ltd.
3.90%, 07/20/26	4,590	4,550,105
3.98%, 09/24/26(b)	4,000	3,935,990
4.06%, 03/18/27	5,900	5,693,083
4.07%, 03/29/27	3,420	3,295,888
Macquarie Group Ltd., 4.00%, 05/12/26	1,940	1,937,417
MUFG Bank Ltd., 3.67%, 06/02/26	4,910	4,893,555
National Bank of Canada
3.85%, 07/29/26(b)	3,400	3,367,615
3.97%, 12/29/26, (1-day SOFR + 0.40%)(a)(b)	4,000	4,003,074
4.02%, 04/06/27	10,040	9,671,488
4.04%, 01/13/27, (1-day SOFR + 0.35%)(a)(b)	3,450	3,449,990
NatWest Markets PLC, 3.82%, 06/23/26(b)	4,500	4,474,336
Nutrien Ltd.
4.01%, 05/27/26	4,000	3,987,992
4.02%, 05/12/26	9,750	9,736,949
PACCAR Financial Corp., 3.73%, 05/04/26	8,750	8,746,372
Park Avenue Collateralized Notes Co. LLC, 4.07%, 01/22/27	5,280	5,271,565
Phillips 66, 3.99%, 05/04/26	11,250	11,245,014
PPG Industries, Inc., 3.98%, 05/13/26	6,750	6,740,312
Pure Grove Funding, 4.04%, 01/22/27	3,250	3,155,530
Reliance Funding Co. LLC
3.70%, 05/07/26	1,550	1,548,885
3.85%, 06/03/26	13,030	12,982,818
RTX Corp., 4.05%, 06/25/26	10,250	10,185,892
Sanofi SA, 3.71%, 08/07/26	11,140	11,027,570
Skandin ENS Banken AG, 4.04%, 04/02/27	10,040	9,674,051
Skandinaviska Enskilda Banken AB, 3.73%, 05/27/26(b)	4,380	4,367,782
Spire, Inc.
3.97%, 05/06/26	3,570	3,567,640
4.00%, 05/13/26	2,285	2,281,700
4.03%, 05/18/26	7,000	6,985,921
4.07%, 05/28/26	2,750	2,741,327
4.08%, 06/03/26	6,590	6,564,698
Standard Chartered Bank, 3.75%, 05/21/26(b)	5,150	5,138,761
Sumitomo Corp. of Americas, 3.96%, 05/04/26	14,650	14,643,551
Suncor Energy, Inc., 4.00%, 06/11/26	11,500	11,446,563
Security	Par (000)	Value
Telstra Group Ltd., 3.82%, 05/28/26	$1,750	$1,744,821
UBS AG/London, 4.06%, 01/11/27, (1-day SOFR + 0.36%)(a)(b)	3,560	3,559,877
Verto Capital I Compartment D, 3.76%, 05/13/26	7,280	7,270,133
Victory Receivables Corp., 3.82%, 05/29/26	3,500	3,489,252
Virginia Electric and Power Co.
3.82%, 05/07/26	3,265	3,262,575
3.88%, 05/26/26	6,250	6,232,533
Volkswagen Group of America Finance LLC, 3.93%, 05/11/26	10,000	9,987,994
WEC Energy Group, Inc., 4.04%, 05/20/26	11,750	11,723,679
Westpac Securities NZ Ltd., 3.92%, 09/18/26(b)	4,380	4,313,833
Total Commercial Paper — 45.6% (Cost: $528,535,363)		528,493,044
U.S. Treasury Obligations(c)
U.S. Treasury Bills
3.49%, 11/27/26	12,500	12,241,571
3.60%, 08/13/26	15,000	14,844,623
3.62%, 09/03/26	10,000	9,875,477
3.67%, 05/14/26	7,500	7,490,297
3.68%, 07/09/26	5,000	4,965,462
3.68%, 07/16/26	10,000	9,924,285
3.68%, 10/01/26	20,000	19,695,147
3.69%, 05/12/26	25,000	24,972,696
3.69%, 06/04/26	5,000	4,983,018
3.70%, 07/02/26	20,000	19,875,656
3.70%, 07/28/26	22,000	21,808,208
3.70%, 10/22/26	5,000	4,913,075
3.71%, 04/15/27	5,000	4,826,993
Total U.S. Treasury Obligations — 13.8% (Cost: $160,430,667)		160,416,508
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	180,132,360	180,132,360
Total Money Market Funds — 15.5% (Cost: $180,132,360)		180,132,360
Total Investments — 91.7% (Cost: $1,064,453,432)		1,064,389,234
Other Assets Less Liabilities — 8.3%		96,192,871
Net Assets — 100.0%		$1,160,582,105

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$51,232,360	$128,900,000 (a)	$—	$—	$—	$180,132,360	180,132,360	$1,533,231	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil	2,189	05/19/26	$229,998	$69,409,522
Brent Crude Oil	2,148	05/29/26	237,139	41,161,676
Low Sulphur Gasoil	651	06/11/26	80,252	10,151,882
LME Lead	93	06/15/26	4,543	80,289
Live Cattle	529	06/30/26	53,746	4,865,431
NY Harbor ULSD	325	06/30/26	53,074	5,902,837
Sugar	676	06/30/26	11,062	378,523
Wheat	720	07/14/26	22,923	1,960,887
Cattle Feeder	155	08/27/26	28,948	176,644
Soybean	502	09/14/26	29,311	405,091
Coffee	122	09/18/26	12,597	(190,372)
Gasoline RBOB	316	09/30/26	37,025	5,870,289
Lean Hogs	756	10/14/26	27,375	(749,921)
Gold 100 OZ	198	10/28/26	93,007	(8,563,985)
LME Aluminium Premiums	554	11/16/26	46,944	(237,141)
Cotton	214	12/08/26	8,867	1,359,077
Corn	1,761	12/14/26	43,519	1,801,059
KC HRW Wheat	374	12/14/26	13,464	1,330,830
LME Copper	193	12/14/26	62,781	463,440
LME Zinc	103	12/14/26	8,629	288,600
Cocoa	109	12/15/26	4,059	(172,001)
Silver	32	12/29/26	12,049	(537,499)
Natural Gas	889	02/24/27	29,070	(2,431,253)
LME Nickel	83	12/13/27	10,116	900,823
				$133,624,728
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$146,506,900	$—	$—	$—	$—	$—	$146,506,900
Consolidated Schedule of Investments
8

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$12,882,172	$—	$—	$—	$—	$—	$12,882,172

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$175,503,216	$—	$—	$—	$—	$—	$175,503,216
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$118,696,156	$—	$—	$—	$—	$—	$118,696,156
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$924,035,349
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$195,347,322	$—	$195,347,322
Commercial Paper	—	528,493,044	—	528,493,044
U.S. Treasury Obligations	—	160,416,508	—	160,416,508
Money Market Funds	180,132,360	—	—	180,132,360
	$180,132,360	$884,256,874	$—	$1,064,389,234
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$146,506,900	$—	$—	$146,506,900
Liabilities
Commodity Contracts	(12,882,172)	—	—	(12,882,172)
	$133,624,728	$—	$—	$133,624,728

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)
April 30, 2026
iShares® Transition-Enabling Metals ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of America N.A., 4.05%, 05/06/26(a)	$250	$250,014
Bank of Nova Scotia, 4.03%, 03/15/27	250	250,004
BNP Paribas SA, 4.32%, 07/14/26	250	250,190
Cooperatieve Rabobank UA/New York, 4.00%, 02/10/27	250	250,120
MUFG Bank Ltd./New York, 3.98%, 09/10/26(a)	250	250,085
Nordea Bank Abp/New York, 3.96%, 12/15/26(a)	250	250,068
Sumitomo Mitsui Financial Group, Inc., 4.40%, 06/04/26	250	250,108
Toronto-Dominion Bank/NY, 4.10%, 04/01/27	250	250,106
Westpac Banking Corp./New York, 4.00%, 03/16/27	250	249,858
Total Certificates of Deposit — 8.0% (Cost: $2,250,000)		2,250,553
Commercial Paper
Air Liquide U.S. LLC, 3.83%, 07/09/26	250	248,151
Alimentation Couche-Tard, Inc., 4.16%, 07/15/26	250	247,825
American Honda Finance Corp., 4.14%, 07/22/26	270	267,446
Aquitaine Funding Co. LLC, 3.91%, 06/24/26	250	248,516
Archer-Daniels-Midland Co., 3.72%, 05/27/26	280	279,222
Britannia Funding Co. LLC, 3.89%, 07/20/26	270	267,657
Canadian National Railway Co., 3.83%, 05/27/26	250	249,283
Carrier Global Corp., 3.98%, 05/20/26	250	249,449
CDP Financial, Inc., 4.07%, 03/15/27	250	241,301
Columbia Funding Co. LLC, 3.87%, 07/17/26	280	277,673
Commonwealth Bank of Australia, 4.08%, 03/18/27	250	241,206
Concord Minutemen Capital Co. LLC
3.85%, 05/29/26	250	249,227
3.88%, 06/08/26(b)	390	388,370
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 3.94%, 10/06/26	250	245,727
Eaton Capital ULC, 3.98%, 05/06/26	250	249,835
Extra Space Storage LP, 4.07%, 05/21/26	250	249,408
Fidelity National Information Services, Inc., 3.98%, 05/18/26	250	249,504
Glencore Funding LLC, 3.91%, 05/12/26	250	249,675
KOCH Companies LLC, 3.64%, 05/11/26	250	249,722
Lime Funding LLC, 3.75%, 05/20/26	250	249,480
Lloyds Bank PLC, 3.97%, 10/09/26	250	245,617
Macquarie Bank Ltd., 4.06%, 03/18/27	260	250,882
Mitsubishi HC Finance America LLC, 4.11%, 05/26/26	250	249,260
National Bank of Canada, 4.02%, 04/06/27	260	250,457
NextEra Energy Capital Holdings, Inc., 4.10%, 06/25/26	250	248,416
Nutrien Ltd., 4.02%, 05/12/26	250	249,665
Oversea-Chinese Banking Corp. Ltd., 3.89%, 07/07/26	250	248,179
Phillips 66, 3.99%, 05/04/26	250	249,889
Security	Par (000)	Value
Reliance Funding Co. LLC, 3.71%, 05/08/26	$250	$249,794
RTX Corp., 4.05%, 06/25/26	250	248,437
Sanofi SA, 3.71%, 08/07/26	250	247,477
Skandin ENS Banken AG, 4.04%, 04/02/27	260	250,523
Spire, Inc., 4.05%, 05/21/26	250	249,411
Sumitomo Corp. of Americas, 3.96%, 05/04/26	250	249,890
UBS AG/London, 4.13%, 03/17/27	250	250,067
Verto Capital I Compartment C, 4.00%, 07/22/26(b)	270	267,535
Virginia Electric and Power Co., 3.82%, 05/07/26	250	249,814
WEC Energy Group, Inc., 4.04%, 05/20/26	250	249,440
Total Commercial Paper — 34.8% (Cost: $9,703,082)		9,703,430
U.S. Treasury Obligations(c)
U.S. Treasury Bills
3.62%, 09/03/26	500	493,774
3.68%, 07/09/26	500	496,546
3.68%, 07/16/26	1,000	992,428
3.71%, 08/20/26	2,500	2,472,316
Total U.S. Treasury Obligations — 16.0% (Cost: $4,454,855)		4,455,064
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	8,440,000	8,440,000
Total Money Market Funds — 30.3% (Cost: $8,440,000)		8,440,000
Total Investments — 89.1% (Cost: $24,847,937)		24,849,047
Other Assets Less Liabilities — 10.9%		3,050,378
Net Assets — 100.0%		$27,899,425

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Consolidated Schedule of Investments
10

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Transition-Enabling Metals ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,580,000	$2,860,000 (a)	$—	$—	$—	$8,440,000	8,440,000	$128,519	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Aluminium Premiums	65	07/13/26	$5,668	$(50,997)
LME Nickel	17	07/13/26	1,984	190,122
LME Zinc	21	07/13/26	1,770	14,776
Copper	57	07/29/26	8,522	103,845
Platinum	15	07/29/26	1,496	(77,519)
Silver	22	07/29/26	8,143	(1,022,172)
Cobalt Fastmarket	2	07/31/26	119	7,649
				$(834,296)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$316,392	$—	$—	$—	$—	$—	$316,392
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,150,688	$—	$—	$—	$—	$—	$1,150,688

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

11
2026 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Transition-Enabling Metals ETF

For the period ended April 30, 2026, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$3,487,027	$—	$—	$—	$—	$—	$3,487,027
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,073,790)	$—	$—	$—	$—	$—	$(1,073,790)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$20,054,465
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$2,250,553	$—	$2,250,553
Commercial Paper	—	9,703,430	—	9,703,430
U.S. Treasury Obligations	—	4,455,064	—	4,455,064
Money Market Funds	8,440,000	—	—	8,440,000
	$8,440,000	$16,409,047	$—	$24,849,047
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$316,392	$—	$—	$316,392
Liabilities
Commodity Contracts	(1,150,688)	—	—	(1,150,688)
	$(834,296)	$—	$—	$(834,296)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
Consolidated Schedule of Investments
12

Consolidated Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF	iShares Transition-Enabling Metals ETF
ASSETS
Investments, at value—unaffiliated(a)	$413,642,765	$884,256,874	$16,409,047
Investments, at value—affiliated(b)	84,420,000	180,132,360	8,440,000
Cash	10,693,589	2,567,325	12,731
Cash pledged for futures contracts	32,628,000	97,149,000	2,022,000
Receivables:
Capital shares sold	—	3,604,261	—
Dividends—affiliated	266,546	2,236,458	43,379
Variation margin on futures contracts	1,434,939	2,509,238	981,894
Total assets	543,085,839	1,172,455,516	27,909,051
LIABILITIES
Payables:
Investments purchased	5,972,120	11,446,563	—
Investment advisory fees	108,867	426,848	9,626
Total liabilities	6,080,987	11,873,411	9,626
Commitments and contingent liabilities
NET ASSETS	$537,004,852	$1,160,582,105	$27,899,425
NET ASSETS CONSIST OF
Paid-in capital	$424,636,978	$889,165,074	$25,051,982
Accumulated earnings	112,367,874	271,417,031	2,847,443
NET ASSETS	$537,004,852	$1,160,582,105	$27,899,425
NET ASSET VALUE
Shares outstanding	8,650,000	32,200,000	900,000
Net asset value	$62.08	$36.04	$31.00
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$413,665,232	$884,321,072	$16,407,937
(b) Investments, at cost—affiliated	$84,420,000	$180,132,360	$8,440,000
See notes to Consolidated Financial Statements
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF	iShares Transition-Enabling Metals ETF
INVESTMENT INCOME
Dividends—affiliated	$945,618	$1,533,231	$128,519
Interest—unaffiliated	6,120,896	12,996,376	150,241
Total investment income	7,066,514	14,529,607	278,760
EXPENSES
Investment advisory	515,789	1,823,323	35,668
Interest expense	2,160	5,038	128
Total expenses	517,949	1,828,361	35,796
Less:
Investment advisory fees waived	(23,160)	(39,867)	(3,210)
Total expenses after fees waived	494,789	1,788,494	32,586
Net investment income	6,571,725	12,741,113	246,174
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	—	(31,120)	—
Futures contracts	74,590,560	175,503,216	3,487,027
	74,590,560	175,472,096	3,487,027
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(43,416)	(267,371)	(2,619)
Futures contracts	23,532,210	118,696,156	(1,073,790)
	23,488,794	118,428,785	(1,076,409)
Net realized and unrealized gain	98,079,354	293,900,881	2,410,618
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,651,079	$306,641,994	$2,656,792
See notes to Consolidated Financial Statements
Consolidated Statements of Operations
14

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares GSCI Commodity Dynamic Roll Strategy ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,571,725	$11,632,788	$12,741,113	$27,111,824
Net realized gain (loss)	74,590,560	25,466,909	175,472,096	(21,305,742)
Net change in unrealized appreciation (depreciation)	23,488,794	(1,377,097)	118,428,785	44,948,976
Net increase in net assets resulting from operations	104,651,079	35,722,600	306,641,994	50,755,058
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,514,228)(b)	(11,766,959)	(48,755,149)(b)	(32,987,086)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	171,868,738	(10,577,375)	282,813,322	(256,535,478)
NET ASSETS
Total increase (decrease) in net assets	241,005,589	13,378,266	540,700,167	(238,767,506)
Beginning of period	295,999,263	282,620,997	619,881,938	858,649,444
End of period	$537,004,852	$295,999,263	$1,160,582,105	$619,881,938

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to Consolidated Financial Statements
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Statements of Changes in Net Assets(continued)

	iShares Transition-Enabling Metals ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$246,174	$395,909
Net realized gain	3,487,027	1,235,404
Net change in unrealized appreciation (depreciation)	(1,076,409)	317,214
Net increase in net assets resulting from operations	2,656,792	1,948,527
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,680,916)(b)	(2,534,276)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,735,397	—
NET ASSETS
Total increase (decrease) in net assets	16,711,273	(585,749)
Beginning of period	11,188,152	11,773,901
End of period	$27,899,425	$11,188,152

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
16

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$53.82	$49.15	$51.56	$56.23	$59.67	$41.91
Net investment income (loss)(a)	0.97	2.08	2.47	2.39	0.53	(0.09)
Net realized and unrealized gain (loss)(b)	13.58	4.60	(2.48)	(4.89)	3.99	17.92
Net increase (decrease) from investment operations	14.55	6.68	(0.01)	(2.50)	4.52	17.83
Distributions from net investment income(c)	(6.29)(d)	(2.01)	(2.40)	(2.17)	(7.96)	(0.07)
Net asset value, end of period	$62.08	$53.82	$49.15	$51.56	$56.23	$59.67
Total Return(e)
Based on net asset value	30.57%(f)	14.20%	0.17%	(4.72)%	9.78%	42.59%
Ratios to Average Net Assets(g)
Total expenses	0.28%(h)	0.28%	0.28%	0.28%	0.28%	0.28%
Total expenses after fees waived	0.27%(h)	0.27%	0.28%	0.27%	0.27%	0.27%
Net investment income (loss)	3.57%(h)	4.13%	5.07%	4.57%	0.91%	(0.16)%
Supplemental Data
Net assets, end of period (000)	$537,005	$295,999	$282,621	$291,312	$314,890	$208,844
Portfolio turnover rate(i)	0%	0%	0%	0%	0%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GSCI Commodity Dynamic Roll Strategy ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$26.95	$26.02	$28.12	$37.93	$37.41	$24.27
Net investment income (loss)(a)	0.48	1.05	1.33	1.33	0.21	(0.13)
Net realized and unrealized gain (loss)(b)	10.54	1.12	(2.13)	(2.74)	5.80	13.37
Net increase (decrease) from investment operations	11.02	2.17	(0.80)	(1.41)	6.01	13.24
Distributions from net investment income(c)	(1.93)(d)	(1.24)	(1.30)	(8.40)	(5.49)	(0.10)
Net asset value, end of period	$36.04	$26.95	$26.02	$28.12	$37.93	$37.41
Total Return(e)
Based on net asset value	44.36%(f)	8.74%	(2.74)%	(3.47)%	19.92%	54.75%
Ratios to Average Net Assets(g)
Total expenses	0.48%(h)	0.48%	0.48%	0.48%	0.48%	0.48%
Total expenses after fees waived	0.47%(h)	0.47%	0.47%	0.44%	0.48%	0.48%
Net investment income (loss)	3.35%(h)	4.03%	5.02%	4.51%	0.54%	(0.38)%
Supplemental Data
Net assets, end of period (000)	$1,160,582	$619,882	$858,649	$801,325	$2,359,148	$2,824,785
Portfolio turnover rate(i)	0%	0%	0%	0%	0%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
Consolidated Financial Highlights
18

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Transition-Enabling Metals ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Period From 09/26/23(a) to 10/31/23
Net asset value, beginning of period	$27.97	$29.43	$24.92	$25.00
Net investment income(b)	0.49	0.99	1.35	0.11
Net realized and unrealized gain (loss)(c)	6.74	3.89	3.42	(0.19)
Net increase (decrease) from investment operations	7.23	4.88	4.77	(0.08)
Distributions from net investment income(d)	(4.20)(e)	(6.34)	(0.26)	—
Net asset value, end of period	$31.00	$27.97	$29.43	$24.92
Total Return(f)
Based on net asset value	28.54%(g)	22.53%	19.36%	(0.34)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.48%	0.47%(i)
Total expenses after fees waived	0.43%(i)	0.45%	0.46%	0.44%(i)
Net investment income	3.25%(i)	4.01%	4.98%	4.38%(i)
Supplemental Data
Net assets, end of period (000)	$27,899	$11,188	$11,774	$12,458
Portfolio turnover rate(j)	0%	0%	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited)
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Bloomberg Roll Select Commodity Strategy	Diversified
GSCI Commodity Dynamic Roll Strategy	Diversified
Transition-Enabling Metals	Non-diversified
Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Consolidated Financial Statements
20

Notes to Consolidated Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Bloomberg Roll Select Commodity Strategy	0.28%
GSCI Commodity Dynamic Roll Strategy	0.48
Transition-Enabling Metals	0.47
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF, iShares GSCI Commodity Dynamic Roll Strategy ETF and iShares Transition-Enabling Metals ETF through February 28, 2031, February 28, 2029  and February 29, 2028, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Consolidated Statements of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Bloomberg Roll Select Commodity Strategy	$23,160
GSCI Commodity Dynamic Roll Strategy	39,867
Transition-Enabling Metals	3,210
Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares GSCI Commodity Dynamic Roll Strategy ETF and its Subsidiary.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Consolidated Statements of Operations.
Notes to Consolidated Financial Statements
22

Notes to Consolidated Financial Statements (unaudited) (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Bloomberg Roll Select Commodity Strategy	$(8,535)
GSCI Commodity Dynamic Roll Strategy	(47,286,935)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bloomberg Roll Select Commodity Strategy	$498,085,232	$33,045,303	$(25,132)	$33,020,171
GSCI Commodity Dynamic Roll Strategy	1,064,453,432	146,595,997	(13,035,467)	133,560,530
Transition-Enabling Metals	24,847,937	318,465	(1,151,651)	(833,186)
7. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds have substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities.  Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
Bloomberg Roll Select Commodity Strategy
Shares sold	3,150,000	$171,868,738	1,750,000	$87,853,625
Shares redeemed	—	—	(2,000,000)	(98,431,000)
	3,150,000	$171,868,738	(250,000)	$(10,577,375)
GSCI Commodity Dynamic Roll Strategy
Shares sold	17,000,000	$525,622,240	4,200,000	$108,762,412
Shares redeemed	(7,800,000)	(242,808,918)	(14,200,000)	(365,297,890)
	9,200,000	$282,813,322	(10,000,000)	$(256,535,478)
Transition-Enabling Metals
Shares sold	500,000	$15,735,397	—	$—
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Notes to Consolidated Financial Statements
24

Notes to Consolidated Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Consolidated Statements of Assets and Liabilities.
9. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ Consolidated financial statements was completed through the date the Consolidated financial statements were available to be issued and the following item was noted:
The Fund announced on March 27, 2026 that it will change the Fund's name from iShares Transition-Enabling Metals ETF to iShares Strategic Metals ETF and the ticker from TMET to ISTM. The Fund also announced a change of the underlying index from the ICE Clean Energy Transition Metals Index to the ICE Strategic Re-Industrialization Metals Index and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of a commodities futures index that provides strategic exposure to metals that are essential to several structural themes, such as AI infrastructure, manufacturing, energy production and distribution, and national security. These changes became effective on May 29, 2026.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
26

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
27
2026 iShares Semi-Annual Financial Statements and Additional Information

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April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares U.S. ETF Trust
• iShares Short Duration Bond Active ETF | NEAR | Cboe BZX Exchange
• iShares Ultra Short Duration Bond Active ETF | ICSH | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
AB BSL CLO 1 Ltd., 5.57%, 10/15/38, (3-mo. CME Term SOFR + 1.90%)(a)(b)	USD480	$481,296
Affirm Asset Securitization Trust
5.08%, 04/15/30(a)	USD109	108,960
4.45%, 10/15/30(a)	USD368	368,068
Affirm Master Trust
4.45%, 10/16/34(a)	USD6,763	6,742,054
4.37%, 02/15/34(a)	USD3,392	3,375,399
AGL CLO 10 Ltd., 4.84%, 04/15/39, (3-mo. CME Term SOFR + 1.17%)(a)(b)	USD1,000	999,991
AGL CLO 40 Ltd., 4.90%, 07/22/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD2,250	2,254,273
AIMCO CLO 23 Ltd., 4.81%, 04/20/38, (3-mo. CME Term SOFR + 1.13%)(a)(b)	USD1,020	1,019,041
Aimco Clo 27 Ltd., 4.82%, 04/20/39, (3-mo. CME Term SOFR + 1.14%)(a)(b)	USD650	649,628
Allied Credit ABS Trust
5.28%, 04/17/34, (Update Replacements.xls: BBSW1M + 1.030%)(b)(c)	AUD4,151	2,985,405
5.60%, 04/17/34, (Update Replacements.xls: BBSW1M + 1.350%)(b)(c)	AUD706	506,928
5.30%, 04/17/34, (Update Replacements.xls: BBSW1M + 1.050%)(b)(c)	AUD2,625	1,888,716
Anchorage Capital CLO 29 Ltd., 0.00% 03/31/39(b)	USD2,540	2,540,000
Anchorage Capital CLO Ltd., 4.81%, 01/20/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	USD9,360	9,371,318
Apidos CLO XXXIX Ltd., 4.90%, 10/21/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	USD1,000	1,001,739
Ares Loan Funding VIII Ltd., 4.92%, 01/24/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD2,310	2,313,811
Ares LVI CLO Ltd., 4.92%, 01/25/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD400	400,649
ARI Fleet Lease Trust, 4.60%, 03/15/34(a)	USD331	332,701
Arini U.S. CLO V Ltd., 4.90%, 04/15/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	USD1,155	1,156,431
Asimi Funding PLC
5.69%, 09/16/31, (1-day SONIA+ 1.95%)(b)(c)	GBP32	43,335
4.69%, 05/16/32, (1-day SONIA+ 0.95%)(b)(c)	GBP393	535,637
5.14%, 05/16/32, (1-day SONIA+ 1.40%)(b)(c)	GBP87	118,795
Asset-Backed European Securitisation Transaction Twenty-Five SRL, 3.25%, 11/15/39, (1-mo. EURIBOR + 1.25%)(b)(c)	EUR77	90,314
Asset-Backed European Securitisation Transaction Twenty-Three SARL
3.60%, 03/21/34, (1-mo. EURIBOR + 1.60%)(b)(c)	EUR76	90,271
3.90%, 03/21/34, (1-mo. EURIBOR + 1.90%)(b)(c)	EUR76	90,321
4.40%, 03/21/34, (1-mo. EURIBOR + 2.40%)(b)(c)	EUR76	90,575
Security	Par (000)	Value
Auto ABS Italian Stella Loans SRL
3.70%, 12/29/36, (1-mo. EURIBOR + 1.70%)(b)(c)	EUR64	$75,252
4.30%, 12/29/36, (1-mo. EURIBOR + 2.30%)(b)(c)	EUR64	75,462
Auto Abs Spanish Loans
3.78%, 12/28/38, (1-mo. EURIBOR + 1.60%)(b)(c)	EUR100	117,678
3.23%, 12/28/38, (1-mo. EURIBOR + 1.05%)(b)(c)	EUR100	117,156
2.78%, 12/28/38, (1-mo. EURIBOR + 0.60%)(b)(c)	EUR1,100	1,290,452
2.98%, 12/28/38, (1-mo. EURIBOR + 0.80%)(b)(c)	EUR700	820,884
Auto ABS Spanish Loans FT, 2.76%, 09/28/38, (1-mo. EURIBOR + 0.85%)(b)(c)	EUR1,625	1,911,771
AutoFlorence 2 SRL
2.62%, 12/24/44, (1-mo. EURIBOR + 0.70%)(b)(c)	EUR1,378	1,617,802
2.67%, 12/24/44, (1-mo. EURIBOR + 0.75%)(b)(c)	EUR112	131,763
AutoFlorence 3 SRL, 4.29%, 12/25/46, (1-mo. EURIBOR + 2.35%)(b)(c)	EUR139	165,695
Autonoria Spain FT, 3.97%, 01/26/40, (1-mo. EURIBOR + 2.00%)(b)(c)	EUR159	188,468
Bain Capital Credit CLO Ltd., 4.85%, 04/16/39, (3-mo. CME Term SOFR + 1.17%)(a)(b)	USD1,460	1,459,293
Ballyrock CLO Ltd., 4.91%, 10/25/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD1,235	1,237,331
Basswood Park CLO Ltd., 4.71%, 04/20/34, (3-mo. CME Term SOFR + 1.03%)(a)(b)	USD1,600	1,600,445
Battalion CLO IX Ltd., 4.63%, 07/15/31, (3-mo. CME Term SOFR + 0.96%)(a)(b)	USD2,284	2,283,707
Battalion CLO VIII Ltd., 4.93%, 07/18/30, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD1,750	1,746,840
Battalion CLO XI Ltd., 4.80%, 04/24/34, (3-mo. CME Term SOFR + 1.13%)(a)(b)	USD2,662	2,662,924
Bbva Consumer Fondo de Titulizacion
2.96%, 05/20/39, (3-mo. EURIBOR + 0.95%)(b)(c)	EUR900	1,055,076
2.64%, 05/20/39, (3-mo. EURIBOR + 0.63%)(b)(c)	EUR1,400	1,641,802
Birch Grove CLO 13 Ltd., 4.98%, 10/23/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	USD1,700	1,703,800
Birch Grove CLO 16 Ltd., 0.00% 04/23/39, (3-mo. CME Term SOFR + 2.95%)(a)(b)	USD1,045	1,045,000
Birch Grove CLO 3 Ltd., 4.94%, 01/19/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	USD4,615	4,623,164
Birch Grove CLO 7 Ltd., 4.94%, 10/20/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	USD4,840	4,850,468
Blueberry Park CLO Ltd., 5.03%, 10/20/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD2,000	2,003,923
Brignole Co., 3.92%, 02/24/42, (1-mo. EURIBOR + 2.00%)(b)(c)	EUR45	52,947
Bryant Park Funding Ltd.
5.29%, 04/15/37, (3-mo. CME Term SOFR + 1.62%)(a)(b)	USD1,440	1,442,004
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.87%, 04/15/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD335	$335,079
4.95%, 10/18/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	USD1,690	1,694,335
Canyon CLO Ltd., 4.76%, 07/15/34, (3-mo. CME Term SOFR + 1.09%)(a)(b)	USD1,470	1,470,306
Cardiff Auto Receivables Securitisation PLC
5.64%, 08/20/31(b)(c)	GBP266	363,805
6.34%, 08/20/31, (1-day SONIA+ 2.60%)(b)(c)	GBP202	277,950
5.14%, 08/20/31, (1-day SONIA+ 1.40%)(b)(c)	GBP611	833,749
Carlyle U.S. CLO Ltd., 0.00% 04/15/39, (3-mo. CME Term SOFR + 3.00%)(a)(b)	USD1,195	1,195,000
CarVal CLO IX-C Ltd., 5.36%, 04/20/37, (3-mo. CME Term SOFR + 1.68%)(a)(b)	USD1,000	1,000,000
Carval CLO X-C Ltd., 5.14%, 07/20/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	USD2,000	2,002,799
Cbam Ltd. Series 2018-7A, Class A, 5.04%, 07/20/31, (3-mo. CME Term SOFR + 1.36%)(a)(b)	USD100	100,478
CIFC Funding Ltd.
5.22%, 04/21/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD2,500	2,502,872
5.09%, 07/17/37, (3-mo. CME Term SOFR + 1.41%)(a)(b)	USD3,500	3,504,056
5.32%, 07/23/37, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD500	502,013
5.05%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	USD1,250	1,252,525
6.73%, 10/20/37, (3-mo. CME Term SOFR + 3.05%)(a)(b)	USD535	537,329
Citibank Credit Card Issuance Trust, 4.53%, 05/14/29, (1-mo. CME Term SOFR + 0.88%)(b)	USD298	299,863
Clover CLO LLC, 5.06%, 07/15/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	USD6,125	6,132,300
College Avenue Student Loans LLC Series 2021-A, Class A1, 4.89%, 07/25/51, (1-mo. CME Term SOFR + 1.21%)(a)(b)	USD111	111,214
Compartment BL Consumer Credit
2.84%, 09/25/41, (1-mo. EURIBOR + 0.90%)(b)	EUR817	958,566
2.57%, 09/25/41, (1-mo. EURIBOR + 0.63%)(b)	EUR899	1,055,475
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50(a)	USD1,525	1,496,915
Compass Datacenters Issuer III LLC, 4.90%, 02/25/56(a)	USD2,528	2,504,228
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, 5.77%, 12/20/55(a)	USD3,545	3,551,183
CQS U.S. CLO 5 Ltd., 5.46%, 01/17/39, (3-mo. CME Term SOFR + 1.65%)(a)(b)	USD1,000	1,004,432
Curzon Mortgages No. 2 PLC, 0.00% 07/28/49, (1-day SONIA + 0.850%)(b)(c)	GBP7,981	10,860,013
Diameter Capital CLO 5 Ltd., 4.91%, 01/15/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD1,800	1,802,515
Dilosk Rmbs NO 9 Dac, 2.71%, 01/25/63, (3-mo. EURIBOR + 0.68%)(b)(c)	EUR638	748,898
Dowson PLC
5.34%, 08/20/31, (1-day SONIA+ 1.60%)(b)(c)	GBP117	159,491
6.09%, 08/20/31, (1-day SONIA+ 2.35%)(b)(c)	GBP100	137,045
0.00%, 05/20/33, (1-day SONIA+ 1.40%)(b)(c)	GBP123	167,371
Security	Par (000)	Value
0.00%, 05/20/33, (1-day SONIA+ 1.65%)(b)(c)	GBP102	$138,796
0.00%, 05/20/33, (1-day SONIA+ 1.10%)(b)(c)	GBP933	1,269,572
Dryden 43 Senior Loan Fund, 4.75%, 04/20/34, (3-mo. CME Term SOFR + 1.07%)(a)(b)	USD8,235	8,229,842
Dryden 61 Clo Ltd., 7.04%, 01/17/32, (3-mo. CME Term SOFR + 3.36%)(a)(b)	USD1,000	1,000,009
Dryden 76 CLO Ltd., 5.04%, 10/15/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	USD2,060	2,064,128
Dutch Property Finance BV, 2.79%, 10/28/59, (3-mo. EURIBOR + 0.75%)(b)(c)	EUR4,916	5,773,692
E-Carat U.K. PLC
0.00%, 01/26/34(b)	GBP100	136,075
0.00%, 01/26/34(b)	GBP100	136,075
1.00%, 01/26/34(b)	GBP243	330,662
Edenbrook Mortgage Funding PLC
5.70%, 03/22/57, (1-day SONIA+ 1.95%)(b)(c)	GBP253	348,121
6.30%, 03/22/57, (1-day SONIA+ 2.55%)(b)(c)	GBP146	202,131
Edgeconnex Data Centers Europe BV, 4.50%, 04/30/56(c)	EUR1,024	1,185,473
Elmwood CLO II Ltd., 5.38%, 10/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD4,200	4,218,090
Elmwood CLO III Ltd., 5.28%, 07/18/37, (3-mo. CME Term SOFR + 1.60%)(a)(b)	USD500	501,207
Empower CLO Ltd., 5.07%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	USD1,895	1,898,857
Enterprise Fleet Financing LLC
5.16%, 09/20/30(a)	USD223	225,517
5.06%, 03/20/31(a)	USD492	498,286
4.56%, 11/20/28(a)	USD1,370	1,376,670
FIGRE Trust, 5.05%, 01/25/56(a)(b)	USD1,638	1,624,876
Finance Ireland Auto Receivables No. 2 DAC
2.84%, 11/14/34, (1-mo. EURIBOR + 0.90%)(b)(c)	EUR138	162,354
2.62%, 11/14/34, (1-mo. EURIBOR + 0.68%)(b)(c)	EUR1,827	2,147,249
Flatiron CLO 23 LLC, 4.92%, 04/17/36, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD1,455	1,455,842
Ford Credit Floorplan Master Owner Trust A, 5.24%, 04/15/31(a)	USD3,850	3,945,890
Fortuna Consumer Loan Abs DAC, 3.23%, 10/18/37, (1-mo. EURIBOR + 1.30%)(b)(c)	EUR200	234,897
Fortuna Consumer Loan ABS DAC
3.35%, 02/18/34, (1-mo. EURIBOR + 1.35%)(b)(c)	EUR83	97,152
4.30%, 02/18/34, (1-mo. EURIBOR + 2.30%)(b)(c)	EUR41	48,919
3.25%, 10/18/34, (1-mo. EURIBOR + 1.30%)(b)	EUR275	323,747
3.60%, 10/18/34, (1-mo. EURIBOR + 1.65%)(b)	EUR69	80,994
3.00%, 04/18/35, (1-mo. EURIBOR + 1.00%)(b)(c)	EUR500	586,818
3.35%, 04/18/35, (1-mo. EURIBOR + 1.35%)(b)(c)	EUR100	117,494
2.70%, 04/18/35, (1-mo. EURIBOR + 0.70%)(b)(c)	EUR2,500	2,938,754
Foundation Finance Trust
5.50%, 12/15/49(a)	USD1,722	1,741,503
4.95%, 04/15/50(a)	USD2,180	2,178,440
4.56%, 08/15/52(a)	USD1,159	1,147,047
4.87%, 08/15/52(a)	USD946	935,737
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
FS Rialto Issuer LLC, 5.11%, 01/19/44, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD3,810	$3,805,456
FTA Consumo Santander
3.68%, 07/20/38, (3-mo. EURIBOR + 1.65%)(b)(c)	EUR114	133,402
3.33%, 07/20/38, (3-mo. EURIBOR + 1.30%)(b)(c)	EUR114	133,502
Galaxy XXII CLO Ltd., 4.70%, 04/16/34, (3-mo. CME Term SOFR + 1.02%)(a)(b)	USD3,495	3,492,664
GAMMA Sociedade de Titularizacao de Creditos, 2.93%, 02/25/34, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR718	846,143
GMF Floorplan Owner Revolving Trust, 4.73%, 11/15/29(a)	USD2,831	2,852,439
Golden Bar Securitisation SRL, 3.61%, 09/22/43, (3-mo. EURIBOR + 1.50%)(b)(c)	EUR156	184,145
Golden Ray SA - Compartment 1
3.95%, 12/27/57, (1-mo. EURIBOR + 2.00%)(b)(c)	EUR100	116,654
2.75%, 12/27/57, (1-mo. EURIBOR + 0.80%)(b)(c)	EUR573	672,086
3.45%, 12/27/57, (1-mo. EURIBOR + 1.50%)(b)(c)	EUR100	116,777
GoldenTree Loan Management U.S. CLO 8 Ltd., 4.83%, 10/20/34, (3-mo. CME Term SOFR + 1.15%)(a)(b)	USD1,430	1,430,001
Golub Capital Partners CLO 50B-R Ltd., 5.18%, 04/20/35, (3-mo. CME Term SOFR + 1.50%)(a)(b)	USD1,595	1,595,381
Golub Capital Partners CLO 66B Ltd., 5.12%, 07/25/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD1,890	1,892,691
GoodLeap Home Improvement Solutions Trust, 5.00%, 10/20/49(a)	USD2,451	2,434,131
GreenSky Home Improvement Issuer Trust, 4.89%, 06/25/60(a)	USD1,044	1,040,922
Halseypoint CLO 6 Ltd., 5.03%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD1,500	1,503,640
Halseypoint CLO 7 Ltd., 5.13%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD2,000	2,002,955
Henley CLO VII DAC, 3.23%, 04/25/39, (3-mo. EURIBOR + 1.24%)(b)(c)	EUR740	868,523
Hermitage PLC
6.09%, 04/21/33, (1-day SONIA+ 2.35%)(b)(c)	GBP39	53,635
5.34%, 04/21/33, (1-day SONIA+ 1.60%)(b)(c)	GBP45	60,921
Hill FL BV
4.05%, 02/18/32, (1-mo. EURIBOR + 2.05%)(b)(c)	EUR57	67,211
5.20%, 02/18/32, (1-mo. EURIBOR + 3.20%)(b)(c)	EUR57	67,235
2.72%, 10/18/32, (1-mo. EURIBOR + 0.72%)(b)(c)	EUR1,029	1,207,826
3.95%, 10/18/32, (1-mo. EURIBOR + 1.95%)(b)(c)	EUR77	89,479
Hops Hill No. 4 PLC
5.44%, 04/21/56, (1-day SONIA+ 1.70%)(b)(c)	GBP161	220,544
6.04%, 04/21/56, (1-day SONIA+ 2.30%)(b)(c)	GBP165	225,151
4.62%, 04/21/56, (1-day SONIA+ 0.88%)(b)(c)	GBP1,044	1,423,527
5.04%, 04/21/56, (1-day SONIA+ 1.30%)(b)(c)	GBP628	858,964
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	USD85	85,414
Security	Par (000)	Value
Incref LLC, 5.39%, 10/19/42, (1-mo. CME Term SOFR + 1.73%)(a)(b)	USD4,040	$4,046,008
Iskandar Enterprise LLC, 5.05%, 04/17/56(a)	USD2,400	2,399,344
Italian Stella Loans SRL, 3.35%, 05/27/39, (1-mo. EURIBOR + 1.40%)(b)(c)	EUR80	93,973
KKR CLO 21 Ltd., 4.93%, 04/15/31, (3-mo. CME Term SOFR + 1.26%)(a)(b)	USD361	361,396
KKR CLO 27 Ltd., 4.78%, 01/15/35, (3-mo. CME Term SOFR + 1.11%)(a)(b)	USD4,495	4,495,464
KKR CLO 35 Ltd., 4.88%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD1,500	1,500,736
KKR CLO 59 Ltd., 4.92%, 01/15/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD7,285	7,295,104
KKR CLO 63 Ltd., 4.86%, 04/20/39, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD2,160	2,159,157
Latitude Australia Credit Card Master Trust, 6.00%, 09/22/38, (1-month BB Swap + 1.85%)(b)(c)	AUD500	358,946
LCM 29 Ltd. Series 29A, Class AR, 5.00%, 04/15/31, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD153	152,680
LendingClub Structured Loan Certificate Issuer Trust, 5.19%, 12/15/32(a)	USD1,558	1,556,700
Lendmark Funding Trust
4.78%, 10/20/34(a)	USD3,003	3,005,260
5.09%, 11/20/35(a)	USD619	618,784
London Cards No. 2 PLC
6.24%, 03/28/34(b)(c)	GBP100	136,771
5.13%, 03/28/34, (1-day SONIA+ 1.40%)(b)(c)	GBP904	1,237,067
7.18%, 03/28/34, (1-day SONIA+ 3.45%)(b)(c)	GBP100	137,702
Lyra Music Assets Delaware LP, 5.60%, 09/20/65(a)	USD1,026	1,031,477
M&T Bank RV Trust, 4.35%, 01/15/46(a)	USD2,200	2,168,864
M&T Equipment Notes, 4.70%, 12/16/27(a)	USD630	632,494
Madison Park Funding LVII Ltd., 4.95%, 07/27/34, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD1,635	1,636,633
Madison Park Funding XXX Ltd., 5.43%, 07/16/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	USD1,700	1,701,360
Marzio Finance SRL, 2.79%, 05/28/49, (1-mo. EURIBOR + 0.88%)(b)(c)	EUR713	840,908
Metro Finance Trust
5.36%, 09/17/30(b)	AUD275	198,653
5.27%, 10/15/31, (1-month BB Swap + 1.17%)(b)	AUD2,845	2,052,467
5.65%, 10/15/31, (1-month BB Swap + 1.55%)(b)	AUD500	360,691
5.30%, 02/16/33, (1-month BB Swap + 1.07%)(b)(c)	AUD2,890	2,078,575
5.63%, 02/16/33, (1-month BB Swap + 1.40%)(b)(c)	AUD500	359,507
MF1 LLC, 5.01%, 02/18/41, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD7,220	7,208,226
MMAF Equipment Finance LLC, 4.95%, 07/14/31(a)	USD1,197	1,210,199
Molossus BTL PLC, 4.70%, 04/18/61, (1-day SONIA+ 0.95%)(b)(c)	GBP1,319	1,797,073
Montgomery Square Consumer Funding 1 PLC, 0.00% 03/17/36, (1-day SONIA+ 1.55%)(b)(c)	GBP100	136,123
Mtp Abs Funding LLC
5.20%, 04/25/56(a)	USD882	882,000
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.88%, 04/25/56(a)	USD483	$485,132
Navient Education Loan Trust, 4.86%, 09/15/56(a)	USD136	135,477
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 4.77%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(a)(b)	USD2,804	2,788,693
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	USD2,796	2,547,829
Series 2021-DA, Class A, 4.76%, 04/15/60, (PRIME - 1.99%)(a)(b)	USD3,501	3,446,381
Navient Student Loan Trust, 5.34%, 03/15/72, (30-day Avg SOFR + 1.70%)(a)(b)	USD1,019	1,024,127
Nelnet Student Loan Trust
4.52%, 04/20/62, (1-mo. CME Term SOFR + 0.85%)(a)(b)	USD2,144	2,133,370
4.47%, 04/20/62, (1-mo. CME Term SOFR + 0.80%)(a)(b)	USD1,113	1,108,265
7.15%, 11/25/53(a)	USD621	635,116
4.74%, 03/15/57, (30-day Avg SOFR + 1.10%)(a)(b)	USD2,897	2,875,065
4.99%, 05/17/55, (30-day Avg SOFR + 1.35%)(a)(b)	USD5,366	5,355,560
4.99%, 06/22/65, (30-day Avg SOFR + 1.35%)(a)(b)	USD5,818	5,803,691
4.41%, 10/25/33, (30-day Avg SOFR + 0.75%)(a)(b)	USD4,942	4,941,731
Series 2021-A, Class A1, 4.58%, 04/20/62, (1-mo. CME Term SOFR + 0.91%)(a)(b)	USD2,379	2,374,817
Series 2021-BA, Class AFL, 4.56%, 04/20/62, (1-mo. CME Term SOFR + 0.89%)(a)(b)	USD4,629	4,641,388
New Mountain CLO 3 Ltd., 5.01%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD2,000	2,004,721
New Mountain CLO 6 Ltd., 5.08%, 10/15/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD360	360,764
Newbridge Park CLO DAC, 3.42%, 04/15/40, (3-mo. EURIBOR + 1.22%)(b)(c)	EUR1,162	1,364,046
NewDay Funding
5.39%, 03/15/32, (1-day SONIA+ 1.65%)(b)(c)	GBP155	211,975
6.14%, 03/15/32, (1-day SONIA+ 2.40%)(b)(c)	GBP110	150,902
Newday Funding Master Issuer PLC
5.24%, 11/15/31, (1-day SONIA + 1.50%)(b)(c)	GBP1,306	1,784,317
6.39%, 07/15/32, (1-day SONIA+ 2.65%)(b)(c)	GBP256	350,986
5.64%, 07/15/32, (1-day SONIA+ 1.90%)(b)(c)	GBP116	158,675
5.14%, 07/15/32, (1-day SONIA+ 1.40%)(b)(c)	GBP102	139,340
5.34%, 11/15/32, (1-day SONIA + 1.60%)(b)(c)	GBP146	199,288
0.00%, 04/15/33, (1-day SONIA + 1.15%)(b)(c)	GBP113	153,968
0.00%, 04/15/33, (1-day SONIA+ 0.85%)(b)(c)	GBP1,492	2,033,256
0.00%, 03/15/34, (1-day SONIA+ 1.45%)(b)(c)	GBP142	193,267
Noria DE, 3.62%, 02/25/43, (1-mo. EURIBOR + 1.65%)(b)(c)	EUR70	82,490
Oaktree CLO Ltd.
5.23%, 04/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD2,000	2,002,092
4.86%, 01/15/38, (3-mo. CME Term SOFR + 1.19%)(a)(b)	USD1,920	1,920,271
6.27%, 01/15/38, (3-mo. CME Term SOFR + 2.60%)(a)(b)	USD700	698,079
Security	Par (000)	Value
OCP Aegis CLO Ltd., 4.77%, 04/16/38, (3-mo. CME Term SOFR + 1.09%)(a)(b)	USD1,460	$1,457,421
OCP CLO Ltd., 4.82%, 04/16/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	USD4,140	4,135,642
OHA Credit Funding 3 Ltd., 5.00%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	USD750	751,654
OHA Loan Funding Ltd., 5.38%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD250	251,054
OHS Issuer LLC, 5.98%, 02/25/61(a)	USD1,775	1,743,230
OneMain Direct Auto Receivables Trust, 5.24%, 03/14/29, (30-day Avg SOFR + 1.60%)(a)(b)	USD165	164,932
OneMain Financial Issuance Trust, 5.14%, 09/15/36, (30-day Avg SOFR + 1.50%)(a)(b)	USD2,201	2,213,667
Palmer Square CLO Ltd., 5.38%, 10/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD4,000	4,017,269
Palmer Square Loan Funding Ltd., 4.81%, 08/08/32, (3-mo. CME Term SOFR + 1.15%)(a)(b)	USD3,445	3,439,143
Panorama Auto Trust
5.07%, 03/15/33, (1-month BB Swap + 0.97%)(b)(c)	AUD1,734	1,247,561
5.45%, 03/15/33, (1-month BB Swap + 1.35%)(b)(c)	AUD500	359,961
5.62%, 03/15/34, (1-month BB Swap + 1.50%)(b)(c)	AUD500	359,021
Park Blue CLO Ltd.
4.89%, 04/25/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	USD2,000	2,002,005
5.16%, 04/20/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	USD925	927,463
Pavillion Consumer PLC
5.34%, 01/25/36, (1-day SONIA+ 1.60%)(b)(c)	GBP208	282,736
4.94%, 01/25/36, (1-day SONIA+ 1.20%)(b)(c)	GBP4,012	5,448,158
PCL Funding IX PLC
4.64%, 07/16/29, (1-day SONIA + 0.90%)(b)(c)	GBP1,504	2,050,219
5.04%, 07/16/29, (1-day SONIA + 1.30%)(b)(c)	GBP106	144,413
PCL Funding VIII PLC
4.92%, 05/15/28, (1-day SONIA+ 1.18%)(b)(c)	GBP3,193	4,345,508
6.24%, 05/15/28, (1-day SONIA + 2.50%)(b)(c)	GBP592	806,128
Penta CLO 17 DAC, 3.23%, 02/15/39, (3-mo. EURIBOR + 1.21%)(b)(c)	EUR1,460	1,710,605
PFS Financing Corp.
4.85%, 02/15/30(a)	USD7,281	7,351,177
4.47%, 05/15/30(a)	USD4,954	4,964,789
Pikes Peak CLO 16 Ltd., 5.13%, 07/25/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	USD1,500	1,502,275
Pikes Peak CLO 6, 6.16%, 05/18/34, (3-mo. CME Term SOFR + 2.50%)(a)(b)	USD1,470	1,462,096
Planet Fitness Master Issuer LLC, 5.65%, 12/06/55(a)	USD1,247	1,237,860
Point Broadband Funding LLC, 5.34%, 07/20/55(a)	USD1,033	1,037,327
Pony SA, 3.20%, 01/14/33, (1-mo. EURIBOR + 1.20%)(b)(c)	EUR79	92,947
Post CLO Ltd., 5.28%, 04/20/37, (3-mo. CME Term SOFR + 1.60%)(a)(b)	USD1,000	1,001,422
Prodigy Finance DAC Series 2021-1A, Class A, 5.04%, 07/25/51, (1-mo. CME Term SOFR + 1.36%)(a)(b)	USD287	286,680
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Provident Funding Mortgage Trust, 2.50%, 11/25/51(a)(b)	USD1,454	$1,291,505
PRPM Issuer LLC, 5.34%, 03/19/43, (1-mo. CME Term SOFR + 1.67%)(a)(b)	USD3,390	3,394,286
QTS Issuer ABS II LLC
5.04%, 10/05/55(a)	USD3,966	3,889,430
6.73%, 01/05/56(a)	USD1,081	1,065,035
5.36%, 01/05/56(a)	USD3,346	3,294,792
5.70%, 03/05/56(a)	USD3,919	3,921,048
Quarzo Srl, 2.96%, 03/15/42, (3-mo. EURIBOR + 0.81%)(b)(c)	EUR1,312	1,542,750
Quarzo SRL, 4.45%, 06/15/41, (3-mo. EURIBOR + 2.30%)(b)(c)	EUR60	70,550
RCKT Mortgage Trust
6.03%, 02/25/44(a)(b)	USD2,276	2,286,307
6.04%, 08/25/44(a)	USD2,620	2,636,724
Red & Black Auto Italy SRL, 3.01%, 07/28/36, (1-mo. EURIBOR + 1.10%)(b)(c)	EUR79	92,207
Regatta 30 Funding Ltd., 4.99%, 01/25/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	USD1,820	1,824,052
Regatta 36 Funding Ltd., 6.67%, 04/15/39, (3-mo. CME Term SOFR + 3.00%)(a)(b)	USD250	250,000
Regatta VIII Funding Ltd., 5.23%, 04/17/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD4,350	4,350,000
Regatta XX Funding Ltd., 4.85%, 01/15/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	USD1,140	1,139,774
Regatta XXVII Funding Ltd., 5.20%, 04/26/37, (3-mo. CME Term SOFR + 1.53%)(a)(b)	USD1,925	1,926,949
Regional Management Issuance Trust
5.83%, 07/15/36(a)	USD593	600,479
5.11%, 12/15/33(a)	USD685	687,381
Republic Finance Issuance Trust, 4.82%, 06/20/39(a)	USD3,097	3,090,123
RR 20 Ltd., 4.66%, 07/15/37, (3-mo. CME Term SOFR + 0.99%)(a)(b)	USD6,270	6,266,994
RR 21 Ltd., 5.07%, 07/15/39, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD1,000	1,001,341
RR 36 Ltd., 4.96%, 01/15/40, (3-mo. CME Term SOFR + 1.29%)(a)(b)	USD1,485	1,488,992
RR 43 Ltd., 5.35%, 10/15/39, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD1,310	1,309,504
SAIF Securitization Trust, 5.40%, 02/25/56(a)	USD2,135	2,132,962
Santander Consumo 10 FT
4.14%, 05/22/41, (3-mo. EURIBOR + 1.90%)(b)(c)	EUR400	470,174
3.74%, 05/22/41, (3-mo. EURIBOR + 1.50%)(b)(c)	EUR400	469,926
Satus, 0.00% 01/17/33, (1-day SONIA + 1.050%)(b)(c)	GBP882	1,200,180
Satus PLC
4.64%, 01/17/31, (1-day SONIA+ 0.90%)(b)(c)	GBP106	143,864
5.79%, 01/17/31, (1-day SONIA+ 2.05%)(b)(c)	GBP102	138,494
4.99%, 01/17/31, (1-day SONIA+ 1.25%)(b)(c)	GBP337	458,977
SC Germany SA Compartment Consumer
3.00%, 01/14/38, (1-mo. EURIBOR + 1.00%)(b)(c)	EUR989	1,160,510
Security	Par (000)	Value
3.30%, 01/14/38, (1-mo. EURIBOR + 1.30%)(b)(c)	EUR247	$289,757
3.70%, 05/14/38, (1-mo. EURIBOR + 1.70%)(b)(c)	EUR100	117,745
3.40%, 05/14/38, (1-mo. EURIBOR + 1.40%)(b)(c)	EUR100	117,523
3.20%, 12/14/38, (1-mo. EURIBOR + 1.20%)(b)(c)	EUR100	116,833
2.95%, 12/14/38, (1-mo. EURIBOR + 0.95%)(b)(c)	EUR600	700,558
Signal Peak CLO 12 Ltd., 5.08%, 07/18/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD460	460,892
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 4.34%, 06/15/33, (3-mo. CME Term SOFR + 0.66%)(b)	USD429	428,153
Series 2005-A, Class A4, 4.25%, 12/15/38, (3-mo. CME Term SOFR + 0.57%)(b)	USD3,176	3,153,530
Series 2005-B, Class A4, 4.27%, 06/15/39, (3-mo. CME Term SOFR + 0.59%)(b)	USD2,071	2,044,293
Series 2006-A, Class A5, 4.23%, 06/15/39, (3-mo. CME Term SOFR + 0.55%)(b)	USD5,565	5,457,857
Series 2006-B, Class A5, 4.21%, 12/15/39, (3-mo. CME Term SOFR + 0.53%)(b)	USD3,849	3,774,476
SMB Private Education Loan Trust
5.09%, 02/16/55, (30-day Avg SOFR + 1.45%)(a)(b)	USD8,145	8,216,043
5.49%, 05/16/50, (30-day Avg SOFR + 1.85%)(a)(b)	USD2,574	2,613,733
5.44%, 10/15/58, (30-day Avg SOFR + 1.80%)(a)(b)	USD10,950	11,145,225
4.77%, 06/15/37, (1-mo. CME Term SOFR + 1.11%)(a)(b)	USD650	650,594
5.44%, 10/16/56, (30-day Avg SOFR + 1.80%)(a)(b)	USD4,540	4,618,355
5.19%, 11/15/52, (30-day Avg SOFR + 1.55%)(a)(b)	USD3,645	3,680,690
Sofi Consumer Loan Program Trust
4.40%, 02/25/36(a)	USD1,899	1,898,833
4.90%, 02/25/36(a)	USD1,898	1,895,940
5.20%, 02/25/36(a)	USD1,811	1,808,569
5.56%, 02/25/36(a)	USD1,778	1,775,916
SoFi Consumer Loan Program Trust, 4.82%, 06/25/34(a)	USD3,950	3,962,564
SoFi Personal Loan Trust, 6.06%, 02/12/31(a)	USD420	420,021
SoFi Professional Loan Program LLC, 3.59%, 01/25/48(a)	USD227	226,583
Sounds Point CLO IV-R Ltd., 5.09%, 04/18/31, (3-mo. CME Term SOFR + 1.41%)(a)(b)	USD1,562	1,562,292
Summit Issuer LLC, 5.21%, 11/20/55(a)	USD5,275	5,278,087
Sunrise Spv 98 Srl
3.52%, 04/27/51, (1-mo. EURIBOR + 1.50%)(b)(c)	EUR243	285,667
3.27%, 04/27/51, (1-mo. EURIBOR + 1.25%)(b)(c)	EUR528	620,760
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Symphony CLO 52 Ltd., 4.82%, 01/20/36, (3-mo. CME Term SOFR + 1.15%)(a)(b)	USD930	$930,150
TAGUS-Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 2.68%, 09/23/38, (1-mo. EURIBOR + 0.70%)(b)(c)	EUR3,453	4,056,464
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.55%, 10/27/42, (1-mo. EURIBOR + 2.60%)(b)(c)	EUR63	74,972
3.75%, 10/27/42, (1-mo. EURIBOR + 1.80%)(b)(c)	EUR63	74,705
TAGUS-Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 2.86%, 10/28/40, (1-mo. EURIBOR + 0.95%)(b)(c)	EUR428	500,715
TICP CLO XI Ltd., 5.20%, 04/25/37, (3-mo. CME Term SOFR + 1.53%)(a)(b)	USD1,130	1,131,345
Tower Bridge Funding PLC
4.95%, 05/20/66, (1-day SONIA+ 1.20%)(b)(c)	GBP168	229,149
5.35%, 05/20/66, (1-day SONIA+ 1.60%)(b)(c)	GBP100	136,434
4.63%, 05/20/66, (1-day SONIA+ 0.88%)(b)(c)	GBP383	520,964
Trimaran CAVU Ltd., 4.67%, 10/25/34, (3-mo. CME Term SOFR + 1.02%)(a)(b)	USD1,935	1,934,630
Trinitas CLO XII Ltd., 4.72%, 04/25/33, (3-mo. CME Term SOFR + 1.05%)(a)(b)	USD4,623	4,624,342
Turquoise V Trust, 5.28%, 06/12/67, (1-month BB Swap + 1.20%)(b)(c)	AUD1,440	1,035,177
U.S. Bank N.A., 4.96%, 12/25/46(a)	USD3,138	3,106,909
UPG HI Issuer Trust, 5.00%, 09/25/47(a)	USD1,235	1,226,398
Upgrade Master Pass-Thru Trust, 4.24%, 03/15/34(a)	USD1,100	1,098,985
Upgrade Master Pass-Thru Trust Series
4.61%, 10/15/32(a)	USD1,721	1,721,089
4.55%, 11/15/32(a)	USD1,335	1,334,952
4.98%, 11/15/32(a)	USD859	858,315
5.91%, 12/15/33(a)	USD653	648,474
Vantage Data Centers Issuer LLC, 5.24%, 11/15/55(a)	USD1,643	1,608,479
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP480	654,844
VB-S1 Issuer LLC, 6.84%, 03/15/56(a)	USD2,734	2,743,807
Velocity PLC
0.00%, 02/25/37, (1-day SONIA+ 1.55%)(b)(c)	GBP100	136,077
0.00%, 02/25/37, (1-day SONIA+ 1.80%)(b)(c)	GBP100	136,076
Vista Point Securitization Trust
6.84%, 05/25/54(a)	USD2,580	2,610,947
7.18%, 05/25/54(a)	USD1,355	1,373,748
Voya Euro CLO III DAC, 3.19%, 03/16/38, (3-mo. EURIBOR + 1.25%)(b)(c)	EUR480	562,824
Wellfleet CLO Ltd., 4.97%, 10/25/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	USD1,380	1,383,291
Wireless PropCo Funding LLC, 4.07%, 06/25/55(a)	USD1,225	1,170,843
Youni Italy SRL
2.82%, 04/25/34, (1-mo. EURIBOR + 0.88%)(b)(c)	EUR693	815,989
3.64%, 04/25/34, (1-mo. EURIBOR + 1.70%)(b)(c)	EUR53	62,084
Total Asset-Backed Securities — 12.2% (Cost: $521,909,774)		526,990,664
Security	Par (000)	Value
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.4%
Domi BV
2.63%, 02/15/57, (3-mo. EURIBOR + 0.64%)(b)(c)	EUR4,041	$4,737,980
2.89%, 02/15/57, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR581	678,477
2.91%, 04/16/57, (3-mo. EURIBOR + 0.71%)(b)(c)	EUR1,039	1,221,405
3.09%, 02/15/57, (3-mo. EURIBOR + 1.10%)(b)(c)	EUR100	116,866
Jubilee Place 9 BV
2.90%, 10/17/61, (3-mo. EURIBOR + 0.66%)(b)(c)	EUR2,641	3,098,060
3.14%, 10/17/61, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR454	529,387
3.34%, 10/17/61, (3-mo. EURIBOR + 1.10%)(b)(c)	EUR120	139,160
Lanebrook Mortgage Transaction PLC, 4.55%, 03/15/61, (1-day SONIA+ 0.80%)(b)(c)	GBP653	889,213
Tower Bridge Funding PLC
4.50%, 01/20/73, (1-day SONIA+ 0.75%)(b)(c)	GBP2,391	3,251,674
5.15%, 12/20/66, (1-day SONIA + 1.40%)(b)(c)	GBP100	136,079
5.65%, 12/20/66, (1-day SONIA + 1.90%)(b)(c)	GBP100	136,456
		14,934,757
Financial — 0.0%
Liberty Funding Pty. Ltd., 5.28%, 09/25/56(b)(c)	AUD390	280,682
Mortgage Securities — 0.0%
PENN Commercial Mortgage Trust, 5.34%, 08/10/42(a)(b)	USD989	1,004,497
Mortgage-Backed Securities — 17.4%
1345T, 5.25%, 06/15/42, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD2,550	2,550,000
2023-MIC Trust (The), 8.73%, 12/05/38(a)(b)	USD2,102	2,237,638
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.84%, 09/15/34, (1-mo. CME Term SOFR + 1.18%)(a)(b)	USD7,100	7,086,687
A&D Mortgage Trust
4.91%, 02/25/71(a)(b)	USD1,749	1,735,933
5.08%, 04/25/71(a)(b)	USD9,845	9,804,585
6.20%, 02/25/69(a)(d)	USD1,718	1,726,751
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD2,232	2,239,468
Aesir European Loan Conduit No. 41 DAC
0.00%, 01/23/36, (1-day SONIA+ 1.23%)(b)(c)	GBP1,975	2,673,342
0.00%, 01/23/36, (1-day SONIA+ 1.40%)(b)(c)	GBP475	643,310
AFG Trust
5.01%, 10/10/57, (1-month BB Swap + 0.95%)(b)(c)	AUD6,328	4,534,341
5.14%, 10/10/57, (1-month BB Swap + 1.08%)(b)(c)	AUD1,369	978,476
ALA Trust
5.40%, 06/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD2,991	3,002,216
5.50%, 06/15/40, (1-mo. CME Term SOFR + 1.84%)(a)(b)	USD1,862	1,868,983
Angel Oak Mortgage Trust
4.98%, 10/25/70(a)(b)	USD2,709	2,698,794
5.21%, 08/25/68(a)(d)	USD5,139	5,132,054
5.64%, 02/25/70(a)(d)	USD1,558	1,567,515
5.99%, 01/25/69(a)(d)	USD3,753	3,770,930
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ares Commercial Mortgage Trust
5.25%, 03/15/38, (1-mo. CME Term SOFR + 1.60%)(a)(b)	USD1,178	$1,178,000
5.55%, 03/15/38, (1-mo. CME Term SOFR + 1.90%)(a)(b)	USD480	480,000
Ares Trust, 5.15%, 04/15/42, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD2,674	2,677,343
Atlas Funding
0.00%, 01/20/68, (1-day SONIA+ 0.82%)(b)(c)	GBP2,076	2,827,892
0.00%, 01/20/68, (1-day SONIA+ 1.05%)(b)(c)	GBP536	729,357
0.00%, 01/20/68, (1-day SONIA+ 1.35%)(b)(c)	GBP100	136,073
Atlas Funding PLC
4.59%, 09/20/61(b)(c)	GBP858	1,170,244
5.04%, 09/20/61, (1-day SONIA+ 1.30%)(b)(c)	GBP198	270,519
5.29%, 09/20/61, (1-day SONIA+ 1.55%)(b)(c)	GBP100	137,248
5.94%, 09/20/61, (1-day SONIA+ 2.20%)(b)(c)	GBP100	138,910
Auburn 15 PLC, 4.84%, 07/20/45, (1-day SONIA+ 1.10%)(b)(c)	GBP1,413	1,927,157
BAHA Trust, 7.07%, 12/10/41(a)(b)	USD2,425	2,506,138
Bank5
5.30%, 10/15/57	USD7,730	7,877,393
5.88%, 08/15/57	USD1,680	1,736,828
5.89%, 11/15/57	USD1,535	1,589,772
6.72%, 09/15/56(b)	USD5,000	5,207,423
BAY Mortgage Trust, 5.46%, 05/15/35, (1-mo. CME Term SOFR + 1.80%)(a)(b)	USD3,350	3,350,000
BBCMS Mortgage Trust
5.21%, 09/15/57	USD6,460	6,555,248
5.61%, 12/15/57	USD3,120	3,213,449
5.75%, 04/15/56	USD2,860	2,893,042
5.84%, 03/15/58	USD2,130	2,210,335
Series 2018-TALL, Class A, 4.57%, 03/15/37, (1-mo. CME Term SOFR + 0.92%)(a)(b)	USD8,630	8,155,350
Benchmark Mortgage Trust
5.74%, 12/15/57	USD5,700	5,886,535
5.81%, 01/10/57	USD2,155	2,213,330
5.94%, 10/15/58	USD2,570	2,600,093
BFLD Commercial Mortgage Trust
5.15%, 11/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD770	770,481
5.45%, 11/15/42, (1-mo. CME Term SOFR + 1.80%)(a)(b)	USD2,297	2,298,436
5.50%, 11/15/41, (1-mo. CME Term SOFR + 1.84%)(a)(b)	USD570	570,356
BFLD Mortgage Trust, 5.15%, 07/15/39, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD2,132	2,133,416
BFLD Trust
5.18%, 10/10/40(a)(b)	USD1,576	1,581,222
5.78%, 10/10/40(a)(b)	USD2,246	2,256,806
BMO Mortgage Trust
5.18%, 10/15/58	USD2,198	2,231,397
5.32%, 09/15/57	USD2,500	2,542,276
5.68%, 02/15/58	USD1,571	1,643,233
5.69%, 02/15/58	USD1,836	1,914,182
5.74%, 02/15/57	USD4,160	4,259,679
6.16%, 04/15/58(b)	USD1,379	1,429,390
7.30%, 11/15/56(b)	USD1,000	1,052,109
BPR Commercial Mortgage Trust, 5.11%, 11/05/42(a)(b)	USD3,290	3,253,217
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Braccan Mortgage Funding PLC
0.00%, 04/17/68, (1-day SONIA+ 1.45%)(b)(c)	GBP215	$292,948
0.00%, 04/17/68, (1-day SONIA+ 1.85%)(b)(c)	GBP148	201,720
Bravo Residential Funding Trust, 4.87%, 09/25/65(a)(b)	USD2,938	2,927,207
BRAVO Residential Funding Trust
5.57%, 03/25/65(a)(d)	USD853	857,638
5.61%, 02/25/65(a)(d)	USD2,680	2,696,866
5.68%, 11/25/64(a)(d)	USD2,168	2,181,715
6.29%, 02/25/64(a)(d)	USD4,304	4,331,489
6.39%, 10/25/63(a)(d)	USD783	785,899
BRCK Trust
7.51%, 12/10/42(a)(b)	USD1,132	1,151,263
8.40%, 12/10/42(a)(b)	USD500	499,057
BSTN Commercial Mortgage Trust
5.06%, 04/13/41(a)(b)	USD1,500	1,497,555
5.55%, 06/15/44(a)(b)	USD1,830	1,865,005
BWAY Mortgage Trust, 3.45%, 03/10/33(a)	USD375	346,876
BX Commercial Mortgage Trust
4.95%, 12/15/39, (1-mo. CME Term SOFR + 1.29%)(a)(b)	USD627	628,084
5.10%, 02/15/39, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD404	403,966
5.35%, 08/15/41, (1-mo. CME Term SOFR + 1.69%)(a)(b)	USD2,845	2,852,503
5.35%, 03/15/45, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD4,721	4,712,148
5.80%, 08/15/41, (1-mo. CME Term SOFR + 2.14%)(a)(b)	USD2,194	2,199,631
6.54%, 10/15/41, (1-mo. CME Term SOFR + 2.88%)(a)(b)	USD1,538	1,543,270
BX Trust
4.80%, 03/15/30, (1-mo. CME Term SOFR + 1.14%)(a)(b)	USD2,928	2,924,384
5.05%, 06/15/35, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD1,640	1,641,025
5.15%, 06/15/41, (1-mo. CME Term SOFR + 1.49%)(a)(b)	USD2,528	2,520,382
5.35%, 12/15/44, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD1,595	1,594,003
5.70%, 12/13/42(a)(b)	USD4,480	4,493,681
6.08%, 06/13/47(a)(b)	USD3,830	3,824,108
Castell PLC, 0.00% 12/27/62, (1-day SONIA+ 1.50%)(b)(c)	GBP126	172,391
CEDR Commercial Mortgage Trust, 4.64%, 02/15/39, (1-mo. CME Term SOFR + 0.99%)(a)(b)	USD5,410	5,353,480
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54	USD2,500	2,487,196
Chase Home Lending Mortgage Trust
4.96%, 02/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD3,680	3,674,164
4.96%, 02/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD4,505	4,504,951
4.96%, 06/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD2,239	2,245,236
5.16%, 04/25/56, (30-day Avg SOFR + 1.50%)(a)(b)	USD4,049	4,070,405
Series 2019-ATR2, Class A11, 4.69%, 07/25/49, (1-mo. CME Term SOFR + 1.01%)(a)(b)	USD804	785,650
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CHI Commercial Mortgage Trust, 6.63%, 12/13/40(a)(b)	USD900	$882,453
Citadel PLC
4.76%, 04/28/60, (1-day SONIA + 1.02%)(b)(c)	GBP1,142	1,557,905
5.19%, 04/28/60, (1-day SONIA+ 1.45%)(b)(c)	GBP100	136,974
5.49%, 04/28/60, (1-day SONIA+ 1.75%)(b)(c)	GBP100	137,124
6.19%, 04/28/60, (1-day SONIA+ 2.45%)(b)(c)	GBP100	138,018
COLT Mortgage Loan Trust
5.79%, 04/25/70(a)(d)	USD3,438	3,467,769
5.84%, 02/25/69(a)(d)	USD3,217	3,226,699
6.60%, 07/25/68(a)(d)	USD2,014	2,013,815
CONE Trust, 5.30%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD2,878	2,875,500
Cross 2025-CES1 Mortgage Trust, 5.00%, 11/25/70(a)	USD3,734	3,722,949
Cross Mortgage Trust
5.09%, 03/25/71(a)(b)	USD3,750	3,738,496
5.36%, 03/25/70(a)(b)	USD2,271	2,274,472
5.40%, 03/25/71(a)	USD1,467	1,464,327
5.49%, 04/25/71(a)(b)	USD2,403	2,413,802
5.59%, 11/25/69(a)(b)	USD2,094	2,103,883
5.69%, 04/25/71(a)	USD3,830	3,842,471
5.88%, 04/25/70(a)(b)	USD4,759	4,803,202
6.09%, 12/25/68(a)(d)	USD2,001	2,010,103
CSMC, 1.10%, 05/25/66(a)(b)	USD448	390,773
CSMC Trust
3.50%, 03/25/45(a)(b)	USD596	560,141
3.85%, 09/25/57(a)(b)	USD1,495	1,435,189
CSTL Commercial Mortgage Trust
5.70%, 02/10/43(a)(b)	USD430	422,618
6.55%, 02/10/43(a)(b)	USD1,610	1,586,190
DBC Mortgage Trust
5.01%, 11/15/42, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD1,024	1,024,640
5.71%, 11/15/42, (1-mo. CME Term SOFR + 2.05%)(a)(b)	USD5,272	5,272,000
6.26%, 11/15/42, (1-mo. CME Term SOFR + 2.60%)(a)(b)	USD2,120	2,120,000
DK Trust, 5.26%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD882	882,821
Domi BV, 3.10%, 02/15/55, (3-mo. EURIBOR + 1.12%)(b)(c)	EUR1,995	2,354,880
Dutch Property Finance BV, 2.94%, 04/28/64, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR228	268,081
East One PLC
5.15%, 12/27/55, (1-day SONIA+ 1.40%)(b)(c)	GBP589	805,143
5.45%, 12/27/55, (1-day SONIA+ 1.70%)(b)(c)	GBP172	235,141
5.75%, 12/27/55, (1-day SONIA+ 2.00%)(b)(c)	GBP280	383,545
EFMT
5.03%, 11/25/70(a)(b)	USD5,745	5,730,066
5.39%, 05/26/70(a)(d)	USD3,175	3,188,424
5.49%, 08/25/70(a)(d)	USD3,923	3,939,937
ELM Trust
5.99%, 06/10/39(a)(b)	USD250	250,163
5.99%, 06/10/39(a)(b)	USD5,440	5,443,544
Elstree 2026-1 Mix PLC, 0.00% 09/21/66, (1-day SONIA+ 1.50%)(b)(c)	GBP178	242,483
Elstree Funding No. 4 PLC, 4.86%, 10/21/55, (1-day SONIA+ 1.12%)(b)(c)	GBP639	873,114
EQT Trust, 5.33%, 07/05/41(a)	USD4,296	4,354,306
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Exmoor Funding PLC
4.63%, 03/25/94, (1-day SONIA+ 0.88%)(b)(c)	GBP923	$1,257,911
5.65%, 03/25/94, (1-day SONIA+ 1.90%)(b)(c)	GBP100	136,913
6.55%, 03/25/94, (1-day SONIA+ 2.80%)(b)(c)	GBP100	137,504
Extended Stay America Trust, 4.95%, 10/15/42, (1-mo. CME Term SOFR + 1.30%)(a)(b)	USD1,647	1,649,008
Fannie Mae REMICS
2.50%, 04/25/34	USD5,245	4,972,656
4.08%, 12/25/48, (30-day Avg SOFR + 0.41%)(b)	USD5,398	5,336,692
4.86%, 12/25/54, (30-day Avg SOFR + 1.20%)(b)	USD7,345	7,423,433
5.08%, 12/25/54, (30-day Avg SOFR + 1.42%)(b)	USD1,624	1,646,462
5.11%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD2,088	2,117,999
Federal Home Loan Mortgage Corp.
3.50%, 02/01/35	USD6,111	5,933,546
5.05%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD609	616,217
5.05%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD829	840,841
5.05%, 05/25/55, (30-day Avg SOFR + 1.40%)(b)	USD3,239	3,285,965
5.05%, 06/25/55, (30-day Avg SOFR + 1.40%)(b)	USD6,854	6,954,789
5.15%, 05/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,057	1,073,427
5.15%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD6,737	6,843,682
5.15%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD802	814,810
5.15%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD820	833,254
5.15%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,082	1,099,169
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD116	113,388
2.00%, 12/25/33	USD11,274	10,650,528
5.10%, 03/25/54, (30-day Avg SOFR + 1.45%)(b)	USD4,405	4,455,739
5.10%, 04/25/54, (30-day Avg SOFR + 1.45%)(b)	USD4,503	4,561,496
Federal National Mortgage Association
5.06%, 08/25/54, (30-day Avg SOFR + 1.40%)(b)	USD553	560,831
5.06%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD328	332,726
5.06%, 08/25/55, (30-day Avg SOFR + 1.40%)(b)	USD2,500	2,536,466
5.16%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD765	776,373
5.21%, 06/25/55, (30-day Avg SOFR + 1.55%)(b)	USD1,435	1,458,153
5.26%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD1,278	1,299,111
FirstMac Mortgage Funding Trust No. 4, 5.20%, 02/18/56, (1-month BB Swap + 1.08%)(b)	AUD249	179,525
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
FS
5.20%, 02/15/41, (1-mo. CME Term SOFR + 1.55%)(a)(b)	USD2,542	$2,541,206
6.90%, 02/15/41, (1-mo. CME Term SOFR + 3.25%)(a)(b)	USD1,000	999,893
GCAT Trust
3.92%, 02/25/67(a)(b)	USD7,652	7,328,750
4.94%, 10/25/70(a)(b)	USD1,893	1,883,493
GS Mortgage Securities Corp. Trust
3.60%, 09/10/37(a)(b)	USD660	630,878
5.37%, 08/10/41(a)(b)	USD930	933,155
6.31%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(a)(b)	USD2,309	2,309,037
6.44%, 03/15/28, (1-mo. CME Term SOFR + 2.79%)(a)(b)	USD2,580	2,579,194
GS Mortgage-Backed Securities Trust
5.01%, 04/25/56, (30-day Avg SOFR + 1.35%)(a)(b)	USD3,071	3,080,349
5.01%, 07/25/65(a)(d)	USD1,473	1,463,632
5.01%, 10/25/65(a)(d)	USD1,478	1,471,922
5.04%, 01/25/66(a)(d)	USD2,225	2,215,522
5.53%, 04/25/63(a)	USD5,586	5,604,564
Homes Trust, 5.72%, 10/25/69(a)(d)	USD2,834	2,850,280
HOMES Trust, 5.43%, 02/25/70(a)(d)	USD2,697	2,705,359
HONO Mortgage Trust, 4.92%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD2,716	2,687,142
Houston Galleria Mall Trust, 5.64%, 02/05/45(a)(b)	USD1,580	1,616,156
Hudson Yards Mortgage Trust, 5.65%, 01/13/40(a)(b)	USD2,400	2,456,774
INT Commercial Mortgage Trust, 5.04%, 11/05/37(a)(b)	USD632	631,364
INTOWN Mortgage Trust, 5.01%, 03/15/42, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD4,059	4,056,463
INV Mortgage Trust, 5.40%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD1,180	1,169,675
JP Morgan Chase Commercial Mortgage Securities Trust
2.95%, 09/06/38(a)(b)	USD2,113	2,100,190
5.35%, 11/09/39(a)(b)	USD2,030	2,036,172
Series 2019-BKWD, Class A, 5.27%, 09/15/29, (1-mo. CME Term SOFR + 1.61%)(a)(b)	USD738	723,331
JP Morgan Mortgage Trust
2.50%, 05/25/52(a)(b)	USD3,073	2,754,017
2.50%, 06/25/52(a)(b)	USD1,012	905,077
2.50%, 08/25/52(a)(b)	USD1,651	1,473,732
4.95%, 03/25/66(a)(b)	USD5,862	5,837,746
5.39%, 12/25/55(a)(b)	USD3,473	3,482,061
5.50%, 11/25/65(a)(b)	USD2,047	2,055,121
Jupiter Mortgage No. 1 PLC
5.45%, 07/20/55, (1-day SONIA+ 1.70%)(b)(c)	GBP989	1,353,092
6.00%, 07/20/55, (1-day SONIA+ 2.25%)(b)(c)	GBP313	428,517
6.75%, 07/20/55, (1-day SONIA + 3.00%)(b)(c)	GBP213	291,678
Lanark Master Issuer PLC
4.22%, 12/22/69, (1-day SONIA+ 0.47%)(b)(c)	GBP720	979,106
4.25%, 12/22/69, (1-day SONIA+ 0.50%)(b)(c)	GBP819	1,115,031
Lanebrook Mortgage Transaction PLC, 4.93%, 08/20/60, (1-day SONIA+ 1.18%)(b)(c)	GBP670	915,592
Last Mile Securities PE DAC, 2.90%, 08/17/31, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR3,965	4,651,051
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
LBA Trust, 5.10%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD3,104	$3,105,465
LEX Trust
5.35%, 03/15/43, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD1,427	1,423,442
6.00%, 03/15/43, (1-mo. CME Term SOFR + 2.35%)(a)(b)	USD701	694,600
7.35%, 03/15/43, (1-mo. CME Term SOFR + 3.70%)(a)(b)	USD2,900	2,872,228
LQR Trust, 7.60%, 01/15/43, (1-mo. CME Term SOFR + 3.95%)(b)	USD2,377	2,376,976
MAIN Trust
5.35%, 01/15/41, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD3,765	3,764,981
7.90%, 01/15/41, (1-mo. CME Term SOFR + 4.25%)(a)(b)	USD1,050	1,049,989
8.90%, 01/15/41, (1-mo. CME Term SOFR + 5.25%)(a)(b)	USD1,115	1,114,985
Manhattan West Mortgage Trust, 2.13%, 09/10/39(a)	USD1,675	1,617,232
MCR Mortgage Trust, 5.45%, 12/15/41, (1-mo. CME Term SOFR + 1.79%)(a)(b)	USD448	448,152
MFA Trust, 5.68%, 05/27/70(a)(d)	USD2,450	2,464,995
Mill City Mortgage Loan Trust, 3.25%, 11/25/58(a)(b)	USD454	451,000
Miltonia Mortgage Finance SRL, 3.34%, 04/28/62, (3-mo. EURIBOR + 1.30%)(b)(c)	EUR273	320,858
MLTI Trust
5.05%, 03/15/36, (1-mo. CME Term SOFR + 1.40%)(a)(b)	USD2,040	2,037,460
5.35%, 03/15/36, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD3,073	3,059,609
6.90%, 03/15/36, (1-mo. CME Term SOFR + 3.25%)(a)(b)	USD1,465	1,455,407
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD965	952,677
Series 2018-BOP, Class A, 4.55%, 08/15/33, (1-mo. CME Term SOFR + 0.90%)(a)(b)	USD1,426	1,160,325
Morgan Stanley Residential Mortgage Loan Trust
4.81%, 12/25/70(a)(b)	USD2,933	2,912,466
5.00%, 09/25/54(a)(b)	USD4,725	4,699,050
5.44%, 07/25/70(a)(b)	USD5,342	5,360,378
5.56%, 03/25/70(a)(d)	USD3,119	3,133,149
5.96%, 03/25/70(a)(b)	USD2,220	2,240,089
Mortimer PLC
4.58%, 09/22/67, (1-day SONIA + 0.83%)(b)(c)	GBP962	1,310,262
4.90%, 09/22/67, (1-day SONIA + 1.15%)(b)(c)	GBP541	736,771
5.30%, 09/22/67, (1-day SONIA + 1.55%)(b)(c)	GBP100	136,348
5.85%, 09/22/67, (1-day SONIA + 2.10%)(b)(c)	GBP100	137,212
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD305	323,766
MTN Commercial Mortgage Trust, 5.15%, 05/15/43(a)(b)	USD1,230	1,237,111
National RMBS Trust
5.89%, 10/20/57, (1-month BB Swap + 1.75%)(b)(c)	AUD500	358,287
6.14%, 10/20/57, (1-month BB Swap + 2.00%)(b)(c)	AUD500	357,480
NCMF Trust
5.05%, 06/10/33(a)(b)	USD3,688	3,677,960
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.69%, 06/10/33(a)(b)	USD2,248	$2,253,448
7.78%, 06/10/33(a)(b)	USD2,160	2,167,251
New Residential Mortgage Loan Trust, 5.11%, 08/25/65(a)(b)	USD3,109	3,102,581
NRTH Commercial Mortgage Trust, 5.05%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD3,364	3,361,900
NY Commercial Mortgage Trust, 5.85%, 02/10/47(a)(b)	USD1,770	1,835,750
NYC Commercial Mortgage Trust
4.87%, 02/15/42, (1-mo. CME Term SOFR + 1.21%)(a)(b)	USD995	991,891
5.40%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD2,280	2,285,700
OBX Trust
5.40%, 02/25/55(a)(d)	USD2,167	2,175,965
5.60%, 03/25/65(a)(d)	USD1,842	1,855,030
5.65%, 12/01/64(a)(d)	USD1,041	1,049,465
6.52%, 07/25/63(a)(d)	USD2,168	2,168,588
PCY Trust, 5.15%, 04/05/41(a)(b)	USD3,812	3,828,607
Pierpont Btl PLC, 0.00% 12/21/62, (1-day SONIA+ 0.77%)(b)(c)	GBP5,292	7,197,710
Polaris PLC
4.47%, 06/27/70, (1-day SONIA+ 0.73%)(b)(c)	GBP2,115	2,873,929
4.77%, 02/26/61, (1-day SONIA+ 1.03%)(b)(c)	GBP1,088	1,485,685
4.79%, 02/26/68, (1-day SONIA+ 1.05%)(b)(c)	GBP336	458,088
5.09%, 02/26/61, (1-day SONIA+ 1.35%)(b)(c)	GBP1,006	1,379,726
5.14%, 02/26/68, (1-day SONIA+ 1.40%)(b)(c)	GBP100	137,255
5.44%, 02/26/61, (1-day SONIA+ 1.70%)(b)(c)	GBP106	145,710
5.54%, 02/26/68, (1-day SONIA+ 1.80%)(b)(c)	GBP100	137,652
6.44%, 02/26/61, (1-day SONIA+ 2.70%)(b)(c)	GBP100	138,961
7.74%, 02/26/61, (1-day SONIA+ 4.00%)(b)(c)	GBP100	139,027
PRET Trust, 4.00%, 08/25/64(a)(d)	USD695	674,478
PRKCM, 5.55%, 02/25/60(a)(d)	USD5,060	5,081,272
PRKCM Trust, 6.58%, 09/25/58(a)(d)	USD1,924	1,925,984
PRM5 Trust, 4.62%, 03/10/33(a)(b)	USD3,201	3,182,664
PRM8 Trust, 6.53%, 05/10/41(a)(b)	USD775	767,250
PRPM LLC, 4.00%, 01/25/54(a)(d)	USD563	556,556
PRPM Trust
5.13%, 02/25/71(a)(b)	USD3,672	3,663,922
5.80%, 11/25/69(a)(d)	USD1,753	1,763,593
6.25%, 08/25/68(a)(d)	USD755	755,730
6.33%, 06/25/69(a)(d)	USD574	579,496
PSMC Trust, 2.50%, 03/25/51(a)(b)	USD6,721	5,567,557
RCKT Mortgage Trust, 2.50%, 06/25/51(a)(b)	USD7,678	6,879,730
Residential Mortgage Loan Trust, 3.26%, 09/25/59(a)(b)	USD1,197	1,189,811
Sage AR Funding
0.00%, 05/18/38, (1-day SONIA+ 1.25%)(b)(c)	GBP2,988	4,051,657
0.00%, 05/18/38, (1-day SONIA+ 1.50%)(b)(c)	GBP3,396	4,594,193
0.00%, 05/18/38, (1-day SONIA+ 1.75%)(b)(c)	GBP1,662	2,247,169
0.00%, 05/18/38, (1-day SONIA+ 2.50%)(b)(c)	GBP709	958,155
Santander Mortgage Asset Receivable Trust
4.95%, 11/25/65(a)(b)	USD2,122	2,112,001
5.07%, 08/25/65(a)(b)	USD4,329	4,318,009
Sapphire XXXII Trust, 5.19%, 06/14/66, (1-month BB Swap + 1.10%)(b)	AUD3,612	2,601,976
SCG Commercial Mortgage Trust, 5.15%, 03/15/35, (1-mo. CME Term SOFR + 1.50%)(a)(b)	USD811	810,240
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Sequoia Mortgage Trust
2.50%, 03/25/51(a)(b)	USD7,149	$5,914,247
4.44%, 11/25/63(a)(b)	USD2,240	2,236,288
4.67%, 04/25/56(a)(b)	USD4,030	3,956,500
4.91%, 11/25/55, (30-day Avg SOFR + 1.25%)(a)(b)	USD4,141	4,158,572
4.96%, 10/25/55, (30-day Avg SOFR + 1.30%)(a)(b)	USD2,055	2,061,471
5.12%, 04/25/56(a)(b)	USD3,470	3,430,099
SG Residential Mortgage Trust, 5.25%, 04/25/66(a)(b)	USD2,718	2,717,819
SHRN Trust, 4.85%, 10/15/40, (1-mo. CME Term SOFR + 1.20%)(a)(b)	USD3,500	3,495,629
Sirius Logistics UK DAC, 5.00%, 11/17/35, (1-day SONIA+ 1.25%)(b)(c)	GBP3,786	5,141,531
SLG Commercial Mortgage Trust, 4.93%, 02/15/39(a)(b)	USD2,123	2,108,406
SLG Office Trust
6.96%, 04/15/41(a)(b)	USD865	869,377
7.92%, 04/15/41(a)(b)	USD1,480	1,490,248
Stratton Mortgage Funding PLC
4.65%, 06/28/50, (1-day SONIA + 0.90%)(b)(c)	GBP816	1,110,785
5.10%, 06/25/49, (1-day SONIA+ 1.35%)(b)(c)	GBP353	480,018
5.25%, 06/25/49, (1-day SONIA+ 1.50%)(b)(c)	GBP100	136,138
5.25%, 06/28/50, (1-day SONIA+ 1.50%)(b)(c)	GBP181	246,480
Taurus U.K. DAC
5.25%, 02/18/35, (1-day SONIA+ 1.50%)(b)(c)	GBP665	903,830
5.75%, 02/18/35, (1-day SONIA+ 2.00%)(b)(c)	GBP213	289,073
TEXAS Commercial Mortgage Trust, 4.95%, 04/15/42, (1-mo. CME Term SOFR + 1.29%)(a)(b)	USD2,799	2,790,253
Thunder Logistics DAC
3.50%, 11/17/36, (3-mo. EURIBOR + 1.50%)(b)(c)	EUR706	828,200
4.05%, 11/17/36, (3-mo. EURIBOR + 2.05%)(b)(c)	EUR63	73,633
Together Asset Backed Securitisation PLC, 4.94%, 01/15/57, (1-day SONIA+ 1.20%)(b)(c)	GBP1,952	2,667,277
Together Asset-Backed Securitisation PLC
4.67%, 09/12/56, (1-day SONIA+ 0.93%)(b)(c)	GBP515	702,084
4.69%, 08/15/64, (1-day SONIA+ 0.95%)(b)(c)	GBP852	1,162,873
4.94%, 09/12/56, (1-day SONIA+ 1.20%)(b)(c)	GBP344	470,591
5.24%, 09/12/56, (1-day SONIA+ 1.50%)(b)(c)	GBP100	136,664
5.24%, 01/15/57, (1-day SONIA+ 1.50%)(b)(c)	GBP104	142,272
5.44%, 08/20/55, (1-day SONIA+ 1.70%)(b)(c)	GBP114	156,456
5.69%, 09/12/56, (1-day SONIA+ 1.95%)(b)(c)	GBP100	136,780
6.24%, 08/20/55, (1-day SONIA+ 2.50%)(b)(c)	GBP100	137,194
Towd Point Mortgage Trust
1.75%, 10/25/60(a)	USD560	510,513
2.75%, 06/25/57(a)(b)	USD305	300,725
3.00%, 08/25/55(a)(b)	USD891	884,516
3.75%, 07/25/62(a)(b)	USD1,171	1,110,384
Trinity Square PLC, 4.65%, 07/15/59(b)(c)	GBP1,176	1,601,767
Triton Bond Trust, 5.25%, 02/15/58, (1-month BB Swap + 1.15%)(b)	AUD4,858	3,466,740
TYSN Mortgage Trust, 6.80%, 12/10/33(a)(b)	USD1,610	1,672,480
U.K. Logistics DAC
5.40%, 05/17/34, (1-day SONIA + 1.65%)(b)(c)	GBP220	299,156
7.75%, 05/17/35, (1-day SONIA+ 4.00%)(b)(c)	GBP592	802,526
UK Logistics DAC, 5.45%, 02/17/35, (1-day SONIA+ 1.70%)(b)(c)	GBP132	178,561
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust, 5.10%, 02/25/56(a)(b)	USD2,010	$1,983,015
Verus Securitization Trust
4.86%, 01/25/71(a)(b)	USD3,554	3,540,186
4.94%, 10/27/70(a)(b)	USD2,613	2,606,856
5.12%, 01/25/71(a)	USD1,577	1,570,422
5.19%, 02/27/68(a)(b)	USD7,865	7,850,247
5.62%, 05/25/70(a)(d)	USD4,458	4,491,764
6.41%, 11/25/70(a)(b)	USD1,368	1,357,599
Vita Scientia DAC, 3.31%, 02/27/33, (3-mo. EURIBOR + 1.30%)(b)(c)	EUR9,031	10,608,136
VRTX Trust, 5.67%, 08/05/42(a)(b)	USD2,786	2,773,704
Wells Fargo Commercial Mortgage Trust
5.27%, 03/15/38(a)(b)	USD2,579	2,585,990
5.92%, 11/15/57(b)	USD670	694,183
Series 2017-SMP, Class A, 4.58%, 12/15/34, (1-mo. CME Term SOFR + 0.92%)(a)(b)	USD17,280	16,130,524
Series 2018-C48, Class A5, 4.30%, 01/15/52	USD5,372	5,323,956
WEST Trust, 5.45%, 04/10/35(a)(b)	USD2,699	2,714,254
WHARF Commercial Mortgage Trust, 5.73%, 07/15/40(a)(b)	USD405	411,783
Winchester 1 PLC
4.64%, 10/21/56(b)(c)	GBP604	823,971
4.95%, 10/21/56, (1-day SONIA + 1.20%)(b)(c)	GBP331	450,895
5.30%, 10/21/56, (1-day SONIA + 1.55%)(b)(c)	GBP100	136,628
5.75%, 10/21/56, (1-day SONIA + 2.00%)(b)(c)	GBP100	137,361
WST Trust, 4.95%, 09/19/57, (1-month BB Swap + 0.83%)(b)(c)	AUD9,831	7,058,963
		753,579,560
Total Collateralized Mortgage Obligations — 17.8% (Cost: $763,139,394)		769,799,496
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)(e)	USD939	976,196
7.88%, 04/01/30(a)	USD1,462	1,522,158
Lamar Media Corp., 4.88%, 01/15/29	USD100	99,289
Neptune Bidco U.S., Inc., 9.50%, 02/15/33(a)	USD163	163,129
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD732	714,157
4.63%, 03/15/30(a)	USD27	26,272
5.00%, 08/15/27(a)	USD157	156,767
		3,657,968
Aerospace & Defense — 0.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD77	79,322
ATI, Inc.
5.13%, 10/01/31	USD98	97,621
5.88%, 12/01/27	USD23	23,024
7.25%, 08/15/30	USD458	476,996
Boeing Co.(The)
5.15%, 05/01/30	USD3,170	3,221,267
6.30%, 05/01/29	USD4,150	4,352,527
Bombardier, Inc.
7.25%, 07/01/31(a)(e)	USD23	24,200
8.75%, 11/15/30(a)	USD1,021	1,084,011
Security	Par (000)	Value
Aerospace & Defense (continued)
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)	USD1,004	$999,853
Honeywell Aerospace, Inc., 4.30%, 03/16/31(a)	USD4,640	4,583,376
L3Harris Technologies, Inc., 4.40%, 06/15/28	USD152	152,042
Moog, Inc., 5.50%, 10/15/34(a)	USD66	66,059
RTX Corp.
1.90%, 09/01/31	USD940	820,950
3.13%, 05/04/27	USD7,780	7,700,273
3.50%, 03/15/27	USD523	520,224
4.13%, 11/16/28	USD947	943,275
5.75%, 01/15/29(e)	USD1,029	1,066,136
6.00%, 03/15/31	USD387	411,273
TransDigm, Inc.
6.38%, 03/01/29(a)	USD1,445	1,473,835
6.63%, 03/01/32(a)	USD246	252,812
6.75%, 08/15/28(a)	USD583	590,875
6.75%, 01/31/34(a)	USD610	626,651
		29,566,602
Agriculture — 1.5%
Altria Group, Inc.
2.63%, 09/16/26	USD538	535,285
4.50%, 08/06/30	USD4,790	4,769,128
4.80%, 02/14/29(e)	USD4,471	4,504,207
6.20%, 11/01/28	USD2,475	2,576,776
BAT Capital Corp.
3.56%, 08/15/27	USD11,463	11,342,388
4.70%, 04/02/27(e)	USD934	937,522
5.83%, 02/20/31(e)	USD5,267	5,510,293
6.34%, 08/02/30(e)	USD3,370	3,592,702
BAT International Finance PLC
4.45%, 03/16/28	USD592	592,211
5.93%, 02/02/29	USD4,446	4,608,713
Philip Morris International, Inc.
4.00%, 10/29/30(e)	USD5,000	4,902,735
4.13%, 04/27/29	USD9,095	9,036,569
4.38%, 04/30/30	USD4,285	4,264,786
4.88%, 02/15/28(e)	USD4,036	4,074,686
5.13%, 02/13/31	USD3,750	3,835,209
		65,083,210
Airlines — 0.1%
Air Canada, 3.88%, 08/15/26(a)	USD141	140,610
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD155	155,105
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)(e)	USD4,511	4,464,289
United Airlines, Inc., 4.63%, 04/15/29(a)	USD377	372,146
		5,132,150
Apparel — 0.0%
Crocs, Inc., 4.25%, 03/15/29(a)	USD156	151,447
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
4.95%, 05/28/27	USD908	907,927
4.97%, 04/06/29	USD2,240	2,221,083
5.80%, 03/05/27	USD4,489	4,520,546
5.88%, 11/07/29	USD6,020	6,113,255
6.95%, 06/10/26	USD4,247	4,248,726
General Motors Financial Co., Inc.
4.00%, 10/06/26	USD2,273	2,271,491
4.60%, 01/08/31	USD2,280	2,254,051
5.80%, 01/07/29	USD554	570,036
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(a)	USD423	$416,606
Nissan Motor Co. Ltd.
7.75%, 07/17/32(a)	USD443	461,810
8.13%, 07/17/35(a)	USD200	211,014
		24,196,545
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	USD100	101,740
7.50%, 02/15/33(a)	USD117	119,685
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(a)	USD247	246,559
7.75%, 10/15/33(a)(e)	USD523	510,619
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	USD145	147,520
6.75%, 02/15/30(a)	USD318	328,554
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(a)	USD106	106,732
Forvia SE, 6.75%, 09/15/33(a)	USD200	200,569
Goodyear Tire & Rubber Co.(The)
5.25%, 04/30/31	USD198	180,440
5.63%, 04/30/33(e)	USD83	74,428
6.63%, 07/15/30(e)	USD191	189,101
Qnity Electronics, Inc., 5.75%, 08/15/32(a)	USD124	125,193
Tenneco, Inc., 8.00%, 11/17/28(a)	USD381	385,527
ZF North America Capital, Inc., 6.75%, 04/23/30(a)	USD465	461,932
		3,178,599
Banks — 11.4%
Bank of America Corp.
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	USD1,500	1,326,651
2.55%, 02/04/28, (1-day SOFR + 1.05%)(b)	USD3,195	3,150,473
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	USD5,309	4,817,384
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(b)	USD3,410	3,353,665
4.46%, 02/06/32, (1-day SOFR + 0.87%)(b)(e)	USD5,193	5,121,000
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	USD2,670	2,676,651
4.70%, 04/23/32, (1-day SOFR + 1.04%)(b)	USD5,950	5,925,637
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	USD4,743	4,781,092
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	USD5,384	5,484,171
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	USD8,537	8,651,219
Bank of New York Mellon Corp. (The), 4.54%, 04/23/32, (1-day SOFR + 0.90%)(b)	USD4,080	4,064,384
Barclays PLC, 5.67%, 03/12/28, (1-day SOFR + 1.49%)(b)	USD200	201,844
Citibank N.A.
4.58%, 05/29/27	USD527	529,758
4.91%, 05/29/30	USD3,865	3,929,077
Citigroup, Inc.
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	USD237	224,250
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(b)	USD9,775	9,640,989
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(b)	USD4,633	4,598,232
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	USD8,245	8,152,710
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	USD3,755	3,740,945
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	USD20,626	20,661,885
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	USD13,083	13,173,605
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	USD6,303	6,399,064
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York NY
4.47%, 12/10/31, (1-day SOFR + 1.10%)(b)	USD1,020	$1,003,815
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	USD2,787	2,818,104
Fifth Third Bancorp, 4.57%, 04/29/32, (1-day SOFR + 0.95%)(b)	USD2,440	2,403,235
Goldman Sachs Group, Inc., 4.59%, 04/20/30, (1-day SOFR + 0.99%)(b)	USD5,820	5,807,246
Goldman Sachs Group, Inc.(The)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	USD14,175	14,029,198
1.95%, 10/21/27, (1-day SOFR + 0.91%)(b)	USD9,318	9,210,184
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	USD7,334	7,226,629
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	USD8,250	8,163,728
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(b)	USD3,774	3,749,716
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	USD9,390	9,211,563
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	USD10,017	9,870,918
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	USD8,650	8,690,665
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	USD7,663	7,751,139
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	USD8,524	8,662,711
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	USD8,340	8,707,050
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.77%)(b)	USD3,555	3,515,945
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	USD5,210	4,597,078
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	USD1,700	1,619,676
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	USD3,306	3,113,694
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	USD5,000	4,882,132
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	USD4,745	4,668,121
4.35%, 01/22/32, (1-day SOFR + 0.84%)(b)	USD9,380	9,236,407
4.41%, 04/23/30, (1-day SOFR + 0.82%)(b)	USD10,310	10,268,740
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	USD3,868	3,889,098
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	USD17,672	17,814,026
4.98%, 07/22/28, (1-day SOFR + 0.93%)(b)	USD10,255	10,324,128
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	USD2,338	2,366,821
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	USD1,500	1,517,823
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	USD5,884	5,994,574
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	USD5,318	5,412,489
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	USD3,250	3,304,154
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	USD4,430	4,479,524
6.07%, 10/22/27, (1-day SOFR + 1.33%)(b)	USD4,968	5,009,338
Mizuho Bank Ltd., 4.70%, 04/16/31(a)(e)	USD3,025	3,042,294
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.00%)(b)	USD7,433	7,328,579
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	USD8,095	7,965,205
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(b)	USD3,510	3,498,904
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	USD3,342	3,336,320
4.71%, 03/12/32, (1-day SOFR + 1.20%)(b)	USD4,280	4,246,976
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(b)	USD3,470	3,461,508
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	USD9,278	9,355,776
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	USD10,364	10,481,736
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	USD3,910	3,961,974
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	USD2,589	2,629,582
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	USD1,819	1,868,522
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	USD3,527	3,616,257
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	USD8,370	8,419,394
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	USD3,717	3,758,598
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(b)	USD2,665	$2,656,111
4.47%, 07/06/28, (1-day SOFR + 0.77%)(b)	USD7,529	7,527,886
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	USD1,730	1,707,046
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	USD14,005	13,985,120
PNC Bank N.A., 4.54%, 05/13/27, (1-day SOFR + 0.63%)(b)	USD8,985	8,985,868
Truist Financial Corp., 5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	USD1,270	1,299,529
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.73%)(b)	USD173	170,308
6.79%, 10/26/27, (1-day SOFR + 1.88%)(b)	USD182	184,109
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.85%)(a)(b)	USD233	231,092
4.40%, 09/23/31, (1-day SOFR + 1.06%)(a)(b)	USD2,150	2,111,939
4.59%, 08/10/32, (1-day SOFR + 1.05%)(a)(b)	USD3,720	3,662,379
Wells Fargo & Co.
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(b)	USD3,273	3,245,098
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	USD9,620	9,522,736
4.18%, 01/23/30, (1-day SOFR + 0.74%)(b)(e)	USD6,630	6,571,356
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	USD840	843,481
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	USD4,715	4,757,815
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	USD2,881	2,930,608
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)(e)	USD9,018	9,216,651
5.71%, 04/22/28, (1-day SOFR + 1.07%)(b)	USD4,083	4,131,898
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(b)	USD4,031	4,045,318
		494,682,328
Biotechnology — 0.1%
Amgen, Inc.
1.65%, 08/15/28	USD1,870	1,762,763
4.05%, 08/18/29	USD2,630	2,603,628
5.15%, 03/02/28	USD159	161,200
5.25%, 03/02/30	USD1,000	1,025,330
Genmab A/S/Genmab Finance LLC, 7.25%, 12/15/33(a)	USD200	208,534
		5,761,455
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/30(a)	USD317	310,220
6.38%, 03/01/34(a)	USD100	99,504
6.75%, 05/15/35(a)	USD169	170,669
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(a)	USD1,361	1,393,363
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(a)	USD43	42,628
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	USD641	651,113
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	USD21	20,983
Standard Building Solutions, Inc., 6.25%, 08/01/33(a)	USD158	157,899
Standard Industries, Inc./New York
4.38%, 07/15/30(a)	USD436	416,282
4.75%, 01/15/28(a)	USD631	627,370
		3,890,031
Chemicals — 0.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	USD387	385,236
Security	Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC
6.85%, 11/15/28	USD407	$425,695
7.00%, 02/15/31(e)	USD15	15,608
7.33%, 07/15/29	USD100	104,908
7.38%, 07/15/32	USD395	418,614
Chemours Co.(The)
4.63%, 11/15/29(a)(e)	USD95	91,123
5.75%, 11/15/28(a)(e)	USD163	162,638
7.88%, 03/15/34(a)	USD333	340,532
Element Solutions, Inc., 3.88%, 09/01/28(a)	USD854	832,600
FMC Corp.
6.38%, 05/18/53	USD12	9,052
8.45%, 11/01/55, (5-year CMT + 4.37%)(b)	USD1,055	699,184
Huntsman International LLC, 4.50%, 05/01/29	USD117	112,049
LYB International Finance III LLC, 5.13%, 01/15/31(e)	USD1,080	1,086,559
Methanex Corp., 5.13%, 10/15/27	USD100	100,056
NOVA Chemicals Corp., 5.25%, 06/01/27(a)	USD194	193,916
Olin Corp., 6.63%, 04/01/33(a)(e)	USD187	185,251
Olympus Water U.S. Holding Corp.
6.75%, 08/01/32(a)	USD686	664,923
7.25%, 06/15/31(a)	USD272	273,613
Sasol Financing USA LLC, 4.38%, 09/18/26	USD1,600	1,593,560
WR Grace Holdings LLC
6.63%, 08/15/32(a)	USD206	204,471
7.38%, 03/01/31(a)(e)	USD507	512,274
		8,411,862
Commercial Services — 0.4%
ADT Security Corp. (The), 5.88%, 10/15/33(a)	USD261	257,123
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD407	426,891
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(a)	USD848	872,466
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD1,001	986,480
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(a)	USD271	273,539
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD200	202,008
Block, Inc.
2.75%, 06/01/26	USD183	182,513
5.63%, 08/15/30(a)	USD286	286,289
6.50%, 05/15/32	USD212	216,039
Brink's Co. (The), 6.50%, 06/15/29(a)	USD302	308,969
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)	USD617	595,905
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	USD129	126,445
EquipmentShare.com, Inc., 8.63%, 05/15/32(a)	USD120	127,268
ERAC USA Finance LLC, 4.50%, 10/30/29(a)	USD6,380	6,366,823
Garda World Security Corp., 7.75%, 02/15/28(a)	USD919	935,533
GEO Group, Inc. (The), 8.63%, 04/15/29	USD254	264,267
Global Payments, Inc., 4.88%, 11/15/30	USD1,445	1,420,188
Herc Holdings, Inc.
6.63%, 06/15/29(a)(e)	USD394	403,712
7.00%, 06/15/30(a)	USD267	277,780
7.25%, 06/15/33(a)	USD48	50,267
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	USD286	222,258
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	USD102	100,013
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	USD140	144,499
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Service Corp. International/U.S., 4.63%, 12/15/27	USD232	$230,302
United Rentals North America, Inc., 3.88%, 11/15/27	USD225	221,994
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	USD201	209,247
Williams Scotsman, Inc.
6.63%, 06/15/29(a)	USD107	109,827
6.63%, 04/15/30(a)(e)	USD246	253,361
		16,072,006
Computers — 0.4%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	USD75	77,633
Dell International LLC/EMC Corp., 4.50%, 02/15/31(e)	USD2,410	2,385,862
Gartner, Inc., 4.50%, 07/01/28(a)	USD7,468	7,335,466
Hewlett Packard Enterprise Co., 4.60%, 03/23/29	USD4,680	4,682,622
NCR Voyix Corp., 5.13%, 04/15/29(a)	USD117	113,594
Seagate Data Storage Technology Pte. Ltd.
5.75%, 12/01/34(a)	USD38	38,653
5.88%, 07/15/30(a)	USD107	109,323
8.25%, 12/15/29(a)	USD83	86,742
8.50%, 07/15/31(a)	USD171	179,119
		15,009,014
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32(a)	USD200	203,616
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(a)(e)	USD38	36,265
Gates Corp./DE, 6.88%, 07/01/29(a)	USD92	94,644
		130,909
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.38%, 11/15/30(e)	USD2,670	2,620,640
American Express Co.
4.44%, 05/03/30(b)	USD8,045	8,029,577
4.46%, 02/10/32, (1-day SOFR + 0.87%)(b)	USD3,595	3,557,657
Azorra Finance Ltd.
6.25%, 02/15/34(a)	USD236	225,970
7.25%, 01/15/31(a)	USD87	89,117
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.86%)(b)	USD4,141	4,084,607
4.49%, 09/11/31, (1-day SOFR + 1.25%)(b)	USD2,895	2,848,591
5.70%, 02/01/30, (1-day SOFR + 1.91%)(b)	USD653	670,926
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	USD92	90,386
6.75%, 12/01/32(a)	USD211	203,948
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(e)	USD91	92,578
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	USD32	30,867
7.88%, 04/01/33(a)	USD315	307,097
9.13%, 05/15/31(a)	USD340	352,160
GGAM Finance Ltd.
6.88%, 04/15/29(a)	USD330	337,138
8.00%, 06/15/28(a)	USD27	28,123
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	USD273	277,378
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/32(a)	USD122	122,641
Security	Par (000)	Value
Diversified Financial Services (continued)
7.13%, 04/30/31(a)	USD532	$551,562
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD1,913	1,897,995
Navient Corp., 7.88%, 06/15/32(e)	USD134	128,986
OMERS Finance Trust, 4.38%, 03/20/30(a)(e)	USD4,795	4,834,829
OneMain Finance Corp.
6.13%, 05/15/30	USD297	296,897
7.88%, 03/15/30	USD139	144,906
Osaic Holdings, Inc., 6.75%, 08/01/32(a)	USD186	188,919
PennyMac Financial Services, Inc.
5.75%, 09/15/31(a)	USD108	102,778
6.75%, 02/15/34(a)	USD241	233,248
6.88%, 05/15/32(a)	USD390	385,720
7.13%, 11/15/30(a)(e)	USD224	226,945
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	USD397	405,162
Rocket Companies, Inc.
6.13%, 08/01/30(a)	USD417	423,186
6.50%, 08/01/29(a)(e)	USD294	299,495
7.13%, 02/01/32(a)	USD296	305,953
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(a)	USD2	1,982
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	USD81	83,750
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	USD4,288	4,288,625
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)(e)	USD5,737	5,752,597
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	USD782	797,655
7.25%, 02/02/33	USD136	140,987
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	USD303	289,109
UWM Holdings LLC
6.25%, 03/15/31(a)	USD245	227,201
6.63%, 02/01/30(a)	USD290	278,332
		46,256,220
Electric — 3.5%
Alpha Generation LLC, 6.75%, 10/15/32(a)	USD233	238,640
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	USD82	81,479
Constellation Energy Generation LLC, 4.40%, 01/15/31(e)	USD4,170	4,126,760
Consumers Energy Co.
4.50%, 01/15/31	USD2,250	2,246,242
4.60%, 05/30/29(e)	USD1,532	1,541,619
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	USD200	203,000
Dominion Energy, Inc., 5.00%, 06/15/30	USD2,420	2,455,307
Duke Energy Carolinas LLC, 4.85%, 03/15/30	USD3,281	3,336,972
Duke Energy Corp.
2.65%, 09/01/26	USD4,712	4,686,565
3.40%, 06/15/29	USD1,906	1,848,770
4.30%, 03/15/28	USD981	979,529
4.85%, 01/05/29	USD3,890	3,927,954
Edison International, 5.25%, 11/15/28	USD98	98,448
Emera U.S. Finance LLC, 4.50%, 04/01/29	USD5,525	5,510,982
EUSHI Finance, Inc., 6.25%, 04/01/56, (5-year CMT + 2.51%)(b)	USD221	218,873
Eversource Energy
4.75%, 05/15/26	USD1,456	1,456,294
5.00%, 01/01/27	USD2,536	2,543,254
5.95%, 02/01/29	USD1,068	1,104,391
Series O, 4.25%, 04/01/29	USD238	236,116
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
FirstEnergy Corp.
2.65%, 03/01/30	USD4,133	$3,838,256
Series B, 2.25%, 09/01/30	USD1,150	1,037,290
Series B, 3.90%, 07/15/27	USD3,936	3,908,723
FirstEnergy Pennsylvania Electric Co., 4.55%, 03/15/31(a)	USD3,690	3,668,272
FirstEnergy Transmission LLC, 4.55%, 01/15/30	USD1,307	1,305,788
Florida Power & Light Co.
4.40%, 05/15/28	USD86	86,373
5.05%, 04/01/28	USD140	142,213
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28	USD818	823,924
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	USD2,065	1,884,116
3.55%, 05/01/27	USD1,095	1,087,337
4.69%, 09/01/27	USD4,665	4,685,451
4.85%, 02/04/28	USD1,301	1,311,883
4.90%, 03/15/29	USD710	719,314
NRG Energy, Inc.
2.45%, 12/02/27(a)	USD1,993	1,925,694
4.73%, 10/15/30(a)	USD2,710	2,680,970
4.96%, 04/30/31(a)	USD6,710	6,663,931
6.00%, 02/01/33(a)	USD247	248,910
6.25%, 11/01/34(a)	USD467	472,431
Ohio Edison Co., 4.95%, 12/15/29(a)	USD1,960	1,980,859
Pacific Gas and Electric Co.
2.50%, 02/01/31	USD5,278	4,747,866
3.00%, 06/15/28	USD850	821,950
3.30%, 12/01/27	USD100	98,112
4.55%, 07/01/30	USD19,700	19,478,142
5.55%, 05/15/29(e)	USD10,209	10,439,639
PG&E Corp., 7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD231	237,597
Public Service Enterprise Group, Inc., 4.90%, 03/15/30(e)	USD2,175	2,196,253
Sempra, 3.70%, 04/01/29	USD52	50,810
Southern California Edison Co., 5.30%, 03/01/28(e)	USD1,022	1,034,527
Southern Co.(The)
3.25%, 07/01/26	USD596	595,243
4.85%, 06/15/28	USD458	461,642
5.50%, 03/15/29	USD4,035	4,148,691
Talen Energy Supply LLC, 6.25%, 02/01/34(a)	USD389	386,097
Vistra Operations Co. LLC
3.70%, 01/30/27(a)	USD1,214	1,206,619
4.30%, 10/15/28(a)	USD3,830	3,785,493
4.30%, 07/15/29(a)	USD7,723	7,579,026
4.60%, 10/15/30(a)	USD3,990	3,916,567
4.70%, 01/31/31(a)	USD4,600	4,528,710
5.00%, 07/31/27(a)	USD100	99,982
5.00%, 04/30/31(a)	USD9,840	9,812,017
5.05%, 12/30/26(a)(e)	USD1,150	1,154,361
6.88%, 04/15/32(a)	USD264	275,609
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD280	290,618
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/29(a)	USD100	103,993
8.38%, 01/15/31(a)	USD447	477,649
8.63%, 03/15/33(a)	USD13	13,931
		153,254,074
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc., 6.00%, 09/15/33(a)	USD249	238,119
Security	Par (000)	Value
Electrical Components & Equipment (continued)
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	USD100	$99,938
5.50%, 04/15/34(a)	USD159	158,591
6.38%, 03/15/29(a)	USD32	32,630
6.63%, 03/15/32(a)	USD107	110,816
		640,094
Electronics — 0.1%
Jabil, Inc., 4.20%, 02/01/29	USD3,095	3,057,371
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(e)	USD93	86,386
4.38%, 02/15/30(a)	USD871	844,489
		3,988,246
Engineering & Construction — 0.0%
Arcosa, Inc., 4.38%, 04/15/29(a)	USD95	92,667
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(e)	USD1,047	963,878
		1,056,545
Entertainment — 0.2%
Caesars Entertainment, Inc.
6.00%, 10/15/32(a)(e)	USD266	238,398
6.50%, 02/15/32(a)	USD90	87,449
7.00%, 02/15/30(a)	USD891	904,546
Churchill Downs, Inc.
4.75%, 01/15/28(a)	USD171	169,509
5.50%, 04/01/27(a)	USD110	109,897
5.75%, 04/01/30(a)	USD814	811,342
6.75%, 05/01/31(a)(e)	USD160	163,651
Discovery Global Holdings, Inc.
3.76%, 03/15/27	USD1,077	1,067,918
4.28%, 03/15/32	USD349	316,100
Flutter Treasury DAC, 5.88%, 06/04/31(a)	USD200	199,252
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)	USD123	119,926
Light & Wonder International, Inc., 6.25%, 10/01/33(a)	USD199	197,351
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	USD118	115,720
4.75%, 10/15/27(a)(e)	USD72	71,785
6.50%, 05/15/27(a)	USD114	114,051
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)	USD200	164,892
Penn Entertainment, Inc., 6.75%, 04/01/31(a)	USD135	133,886
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(e)	USD727	739,105
Vail Resorts, Inc., 5.63%, 07/15/30(a)	USD88	87,475
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD415	441,329
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD150	149,005
7.13%, 02/15/31(a)	USD273	288,944
		6,691,531
Environmental Control — 0.0%
Clean Harbors, Inc., 5.13%, 07/15/29(a)	USD27	26,797
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)	USD331	325,598
GFL Environmental, Inc., 6.75%, 01/15/31(a)(e)	USD441	457,222
Waste Pro USA, Inc., 7.00%, 02/01/33(a)	USD468	476,754
		1,286,371
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food — 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88%, 02/15/30(a)	USD458	$448,322
5.50%, 03/31/31(a)	USD79	78,561
5.63%, 03/31/32(a)	USD67	66,097
5.75%, 03/31/34(a)	USD137	133,372
6.50%, 02/15/28(a)	USD266	269,157
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(a)	USD603	597,189
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	USD560	536,498
4.88%, 05/15/28(a)	USD61	60,570
Performance Food Group, Inc.
4.25%, 08/01/29(a)	USD101	97,920
5.63%, 03/01/34(a)	USD116	113,583
Post Holdings, Inc.
4.50%, 09/15/31(a)	USD689	647,755
6.25%, 10/15/34(a)	USD200	197,432
6.50%, 03/15/36(a)	USD38	37,750
U.S. Foods, Inc.
4.75%, 02/15/29(a)	USD397	392,678
6.88%, 09/15/28(a)	USD30	30,634
		3,707,518
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(a)	USD272	271,452
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(a)	USD60	64,066
NiSource, Inc.
5.20%, 07/01/29	USD88	89,698
5.25%, 03/30/28(e)	USD89	90,337
Spire, Inc., 4.60%, 09/01/31(e)	USD3,280	3,247,680
		3,491,781
Health Care - Products — 0.2%
Abbott Laboratories, 4.00%, 03/15/31	USD3,570	3,503,493
Avantor Funding, Inc., 4.63%, 07/15/28(a)(e)	USD456	449,429
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD940	970,550
Medline Borrower LP, 5.25%, 10/01/29(a)	USD320	318,467
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(a)	USD320	327,239
Teleflex, Inc., 4.25%, 06/01/28(a)	USD108	106,432
Thermo Fisher Scientific, Inc., 4.22%, 02/12/31	USD1,310	1,294,259
		6,969,869
Health Care - Services — 1.4%
AHP Health Partners, Inc., 5.75%, 07/15/29(a)	USD188	186,306
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	USD40	39,279
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(e)	USD93	87,019
6.00%, 01/15/29(a)	USD500	496,040
9.75%, 01/15/34(a)	USD778	802,437
DaVita, Inc.
3.75%, 02/15/31(a)	USD362	335,823
6.75%, 07/15/33(a)	USD241	248,488
Elevance Health, Inc.
3.65%, 12/01/27	USD23	22,759
4.00%, 09/15/28(e)	USD1,331	1,319,767
4.10%, 03/01/28(e)	USD206	204,938
5.15%, 06/15/29	USD2,326	2,367,926
Security	Par (000)	Value
Health Care - Services (continued)
Encompass Health Corp., 4.50%, 02/01/28	USD156	$154,790
Global Medical Response, Inc., 7.38%, 10/01/32(a)	USD124	129,263
HCA, Inc.
3.13%, 03/15/27	USD2,290	2,268,260
3.50%, 09/01/30	USD8,808	8,374,747
4.13%, 06/15/29	USD5,644	5,568,118
4.30%, 11/15/30(e)	USD5,720	5,620,706
4.50%, 02/15/27	USD1,700	1,699,989
5.00%, 03/01/28	USD11,620	11,717,403
5.20%, 06/01/28(e)	USD5,692	5,769,158
5.25%, 06/15/26	USD1,121	1,121,871
5.25%, 03/01/30	USD2,664	2,712,964
5.63%, 09/01/28(e)	USD3,754	3,825,663
5.88%, 02/01/29	USD217	222,992
HealthEquity, Inc., 4.50%, 10/01/29(a)	USD321	311,569
Humana, Inc.
3.95%, 03/15/27(e)	USD133	132,638
5.38%, 04/15/31	USD1,060	1,074,483
IQVIA, Inc.
5.00%, 05/15/27(a)	USD200	199,839
6.25%, 06/01/32(a)	USD385	392,082
LifePoint Health, Inc.
7.00%, 05/01/34(a)	USD100	97,507
8.38%, 02/15/32(a)	USD182	190,953
9.88%, 08/15/30(a)	USD438	464,366
Molina Healthcare, Inc.
4.38%, 06/15/28(a)	USD100	98,591
6.50%, 02/15/31(a)	USD165	167,879
Tenet Healthcare Corp.
4.25%, 06/01/29	USD100	97,403
4.38%, 01/15/30	USD224	217,008
4.63%, 06/15/28	USD242	240,137
6.13%, 06/15/30	USD219	220,302
6.75%, 05/15/31	USD536	550,775
		59,752,238
Holding Companies - Diversified — 0.0%
FS KKR Capital Corp.
2.63%, 01/15/27(e)	USD31	30,291
6.88%, 08/15/29	USD266	265,166
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD21	18,408
5.25%, 05/15/27	USD600	594,244
9.75%, 01/15/29	USD51	51,260
10.00%, 11/15/29(a)	USD187	188,632
Stena International SA, 7.63%, 02/15/31(a)	USD200	205,001
		1,353,002
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(a)	USD160	156,989
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD173	166,629
Century Communities, Inc., 3.88%, 08/15/29(a)	USD160	151,516
Empire Communities Corp., 9.75%, 05/01/29(a)	USD15	15,289
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)	USD103	103,860
8.38%, 10/01/33(a)	USD159	159,737
LGI Homes, Inc., 8.75%, 12/15/28(a)	USD27	27,802
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD27	$25,785
6.00%, 12/15/33(a)	USD150	144,010
New Home Co., Inc.(The)
8.50%, 11/01/30(a)	USD203	207,410
9.25%, 10/01/29(a)(e)	USD38	39,429
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD18	18,678
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	USD146	145,410
5.75%, 11/15/32(a)	USD59	59,630
Tri Pointe Homes, Inc., 5.25%, 06/01/27(e)	USD61	60,903
		1,483,077
Home Furnishings — 0.0%
Whirlpool Corp., 6.50%, 06/15/33(e)	USD246	235,610
Housewares — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30	USD101	95,387
Newell Brands, Inc.
6.38%, 05/15/30(e)	USD42	41,135
6.63%, 09/15/29	USD110	109,924
6.63%, 05/15/32	USD208	201,923
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	USD180	167,479
		615,848
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD827	814,214
7.00%, 01/15/31(a)	USD247	252,086
7.38%, 10/01/32(a)	USD260	255,473
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)	USD277	270,692
AmWINS Group, Inc., 4.88%, 06/30/29(a)	USD219	211,795
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD998	1,018,840
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	USD542	566,167
8.38%, 02/01/34(a)	USD421	415,362
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	USD1,268	1,276,465
HUB International Ltd., 7.25%, 06/15/30(a)	USD1,762	1,822,738
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(a)	USD129	132,975
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD1,144	1,149,357
Ryan Specialty LLC, 4.38%, 02/01/30(a)	USD27	26,202
		8,212,366
Internet — 1.8%
Alphabet, Inc., 3.70%, 02/15/29	USD8,800	8,700,103
Amazon.com, Inc., 4.00%, 03/13/29	USD14,180	14,079,469
AppLovin Corp., 5.13%, 12/01/29	USD20,014	20,173,770
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD6,165	6,366,849
Gen Digital, Inc.
6.75%, 09/30/27(a)	USD62	62,256
7.13%, 09/30/30(a)	USD195	197,758
Getty Images, Inc., 10.50%, 11/15/30(a)	USD63	55,856
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(a)	USD100	93,450
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 5.00%, 05/01/28(a)	USD87	80,349
Security	Par (000)	Value
Internet (continued)
Match Group Holdings II LLC
4.13%, 08/01/30(a)	USD119	$111,761
4.63%, 06/01/28(a)	USD182	179,660
Netflix, Inc.
4.88%, 06/15/30(a)	USD2,277	2,307,169
5.88%, 11/15/28(e)	USD2,562	2,659,803
Rakuten Group, Inc., 9.75%, 04/15/29(a)	USD400	438,805
Snap, Inc.
6.88%, 03/01/33(a)	USD312	303,744
6.88%, 03/15/34(a)	USD156	150,988
Uber Technologies, Inc.
4.15%, 01/15/31	USD2,916	2,858,316
4.30%, 01/15/30(e)	USD7,369	7,310,582
4.50%, 08/15/29(a)	USD11,334	11,235,305
Wayfair LLC, 6.75%, 11/15/32(a)	USD264	266,906
		77,632,899
Iron & Steel — 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	USD386	386,325
Cleveland-Cliffs, Inc.
6.88%, 11/01/29(a)	USD74	75,408
7.38%, 05/01/33(a)	USD626	632,654
Mineral Resources Ltd.
6.00%, 05/01/32(a)	USD100	99,225
6.25%, 05/01/34(a)	USD100	98,743
Steel Dynamics, Inc., 4.00%, 12/15/28	USD3,920	3,879,606
		5,171,961
Leisure Time — 0.1%
Carnival Corp., 5.75%, 08/01/32(a)	USD468	470,353
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	USD135	138,683
NCL Corp. Ltd.
5.88%, 01/15/31(a)	USD264	256,957
6.75%, 02/01/32(a)	USD576	573,174
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	USD253	259,709
Viking Cruises Ltd.
5.88%, 10/15/33(a)	USD100	100,254
9.13%, 07/15/31(a)	USD273	287,669
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD27	26,982
		2,113,781
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 12/01/27	USD100	99,551
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30	USD122	121,105
5.50%, 03/31/34(a)	USD32	31,764
5.88%, 04/01/29(a)	USD81	82,114
6.13%, 04/01/32(a)	USD477	485,869
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	USD210	194,337
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(a)	USD201	193,271
MGM Resorts International
4.75%, 10/15/28	USD163	161,433
5.50%, 04/15/27(e)	USD100	100,141
Sands China Ltd., 2.30%, 03/08/27	USD3,750	3,675,000
Station Casinos LLC
4.50%, 02/15/28(a)	USD423	416,422
6.63%, 03/15/32(a)	USD46	46,573
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(a)	USD74	$73,227
Wynn Macau Ltd.
5.13%, 12/15/29(a)	USD400	389,800
5.63%, 08/26/28(a)	USD200	198,828
6.75%, 02/15/34(a)	USD200	200,250
		6,469,685
Machinery — 0.2%
BWX Technologies, Inc., 4.13%, 06/30/28(a)	USD183	180,038
Chart Industries, Inc., 7.50%, 01/01/30(a)	USD587	609,383
GE Vernova, Inc., 4.25%, 02/04/31(e)	USD5,870	5,818,111
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(a)	USD192	187,419
Terex Corp., 5.00%, 05/15/29(a)	USD36	35,755
		6,830,706
Manufacturing — 0.0%
Axon Enterprise, Inc., 6.13%, 03/15/30(a)	USD100	102,252
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD34	30,881
4.75%, 03/01/30(a)	USD1,205	1,142,255
4.75%, 02/01/32(a)(e)	USD806	721,717
5.13%, 05/01/27(a)	USD45	44,950
5.38%, 06/01/29(a)	USD220	216,449
7.00%, 02/01/33(a)(e)	USD384	378,522
7.38%, 03/01/31(a)(e)	USD765	774,350
7.38%, 02/01/36(a)(e)	USD100	98,036
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	USD5,020	4,691,594
4.20%, 03/15/28	USD5,303	5,247,904
6.10%, 06/01/29	USD3,815	3,940,290
Directv Financing LLC, 8.88%, 02/01/30(a)	USD348	354,242
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	USD11	11,008
10.00%, 02/15/31(a)(e)	USD399	415,155
EchoStar Corp., 10.75%, 11/30/29	USD321	348,527
Gray Media, Inc., 10.50%, 07/15/29(a)(e)	USD188	199,597
McGraw-Hill Education, Inc., 5.75%, 08/01/28(a)	USD232	230,240
Nexstar Media, Inc.
6.50%, 09/15/33(a)	USD117	117,900
7.25%, 04/15/34(a)	USD382	384,439
Paramount Global
4.20%, 05/19/32(e)	USD229	200,122
4.95%, 01/15/31	USD100	94,331
Sinclair Television Group, Inc., 8.13%, 02/15/33(a)	USD232	240,252
Sirius XM Radio LLC
4.00%, 07/15/28(a)	USD27	26,220
5.00%, 08/01/27(a)	USD303	302,128
Univision Communications, Inc.
8.50%, 07/31/31(a)	USD43	43,641
8.88%, 04/15/33(a)	USD620	623,379
9.38%, 08/01/32(a)	USD238	246,294
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)(e)	USD890	798,819
VZ Secured Financing BV, 5.00%, 01/15/32(a)	USD745	652,823
		22,576,065
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(a)	USD262	$258,297
Mining — 0.8%
Alumina Pty. Ltd., 6.38%, 09/15/32(a)	USD200	205,632
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD124	129,635
11.50%, 10/01/31(a)	USD793	857,875
Coeur Mining, Inc., 6.88%, 04/01/32(a)	USD213	219,523
Constellium SE
3.75%, 04/15/29(a)	USD655	631,685
5.63%, 06/15/28(a)	USD250	249,732
ERO Copper Corp., 6.50%, 02/15/30(a)(e)	USD153	152,693
First Quantum Minerals Ltd., 6.38%, 02/15/36(a)	USD283	277,878
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30(a)	USD193	196,926
Freeport Indonesia PT
4.76%, 04/14/27(a)(e)	USD4,300	4,301,620
4.76%, 04/14/27(c)	USD4,120	4,121,552
Glencore Funding LLC
4.00%, 03/27/27(a)	USD3,805	3,797,348
4.91%, 04/01/28(a)	USD4,031	4,059,590
5.19%, 04/01/30(a)	USD5,625	5,712,088
5.34%, 04/04/27(a)(e)	USD1,478	1,493,726
5.37%, 04/04/29(a)	USD4,220	4,304,292
5.40%, 05/08/28(a)(e)	USD1,355	1,375,496
6.13%, 10/06/28(a)	USD2,759	2,853,037
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)(e)	USD479	459,489
Novelis Corp.
4.75%, 01/30/30(a)	USD220	210,375
6.88%, 01/30/30(a)(e)	USD594	608,978
		36,219,170
Oil & Gas — 2.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	USD198	198,253
California Resources Corp., 7.00%, 01/15/34(a)	USD66	67,348
Caturus Energy LLC, 8.50%, 02/15/30(a)	USD308	322,037
Comstock Resources, Inc., 6.75%, 03/01/29(a)	USD1,522	1,516,877
Crescent Energy Finance LLC
7.63%, 04/01/32(a)	USD320	329,497
7.88%, 04/15/32(a)	USD108	111,964
8.38%, 01/15/34(a)	USD136	143,831
9.75%, 10/15/30(a)	USD100	106,875
CVR Energy, Inc.
7.50%, 02/15/31(a)	USD66	66,840
7.88%, 02/15/34(a)	USD297	297,903
Diamondback Energy, Inc.
3.50%, 12/01/29	USD4,943	4,778,682
5.15%, 01/30/30	USD5,199	5,318,400
EOG Resources, Inc., 4.40%, 01/15/31	USD2,330	2,311,619
EQT Corp.
3.13%, 05/15/26(a)	USD960	959,248
3.90%, 10/01/27	USD1,197	1,184,839
4.50%, 01/15/29	USD2,263	2,246,560
4.75%, 01/15/31	USD10,760	10,709,015
5.00%, 01/15/29	USD2,177	2,192,068
7.00%, 02/01/30(e)	USD4,732	5,057,228
7.50%, 06/01/30(e)	USD14,410	15,650,488
Expand Energy Corp., 5.38%, 03/15/30	USD7,708	7,787,654
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD90	89,944
6.00%, 04/15/30(a)	USD337	335,665
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 11/01/28(a)	USD47	$47,249
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	USD318	323,376
Matador Resources Co.
6.00%, 04/15/34(a)	USD100	100,380
6.50%, 04/15/32(a)	USD100	102,116
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	USD18	18,452
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD303	303,246
7.00%, 01/15/32(a)	USD312	324,549
9.88%, 07/15/31(a)(e)	USD110	116,388
Petrobras Global Finance BV, 6.00%, 01/27/28(e)	USD4,000	4,070,000
Petroleos Mexicanos, 6.50%, 03/13/27(e)	USD4,200	4,251,114
SM Energy Co.
6.63%, 04/15/34(a)	USD307	311,244
6.75%, 08/01/29(a)	USD128	131,302
Sunoco LP
4.50%, 10/01/29(a)	USD414	405,718
5.38%, 07/15/31(a)	USD122	121,428
5.63%, 03/15/31(a)	USD181	181,672
5.88%, 03/15/34(a)	USD15	14,946
7.25%, 05/01/32(a)	USD260	272,305
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28(a)	USD250	255,954
Transocean International Ltd., 7.88%, 10/15/32(a)	USD102	109,298
Valaris Ltd., 8.38%, 04/30/30(a)	USD105	109,491
Viper Energy Partners LLC, 4.90%, 08/01/30	USD14,000	13,992,126
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(e)	USD92	94,687
		87,439,876
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 06/15/31	USD5,250	5,188,487
Kodiak Gas Services LLC
5.88%, 04/01/31(a)	USD95	95,690
6.50%, 10/01/33(a)	USD191	195,374
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	USD208	214,954
		5,694,505
Packaging & Containers — 0.1%
Ardagh Group SA
9.50%, 12/01/30(a)	USD5	5,053
12.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(a)(f)	USD200	179,480
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	USD400	374,366
Ball Corp.
5.50%, 09/15/33	USD100	100,266
6.00%, 06/15/29	USD107	108,856
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD693	682,100
8.75%, 04/15/30(a)	USD422	382,892
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	USD166	160,559
Security	Par (000)	Value
Packaging & Containers (continued)
LABL, Inc.
5.88%, 11/01/28(a)(g)(h)	USD158	$67,940
8.63%, 10/01/31(a)(g)(h)	USD89	38,270
9.50%, 11/01/28(a)	USD75	32,250
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/30(a)	USD484	489,404
OI European Group BV, 4.75%, 02/15/30(a)	USD122	113,273
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(e)	USD260	248,473
Sword Purchaser LLC
8.25%, 04/15/33(a)	USD432	442,004
10.50%, 04/15/34(a)	USD100	101,752
Trivium Packaging Finance BV, 8.25%, 07/15/30(a)	USD180	187,684
		3,714,622
Pharmaceuticals — 0.4%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	USD1,320	1,363,267
AbbVie, Inc.
3.20%, 11/21/29	USD2,006	1,930,344
4.13%, 03/15/31	USD2,690	2,647,308
4.80%, 03/15/29	USD1,276	1,294,465
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)	USD366	344,153
Merck & Co., Inc., 4.15%, 03/15/31	USD2,580	2,546,589
Novartis Capital Corp., 4.40%, 03/18/31	USD2,695	2,691,031
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	USD229	226,020
Pfizer, Inc., 4.20%, 11/15/30(e)	USD2,875	2,852,299
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD75	74,344
4.75%, 05/09/27	USD279	278,654
		16,248,474
Pipelines — 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	USD192	191,805
5.75%, 01/15/28(a)	USD27	26,996
5.75%, 10/15/33(a)	USD175	174,654
6.63%, 02/01/32(a)	USD100	102,547
Buckeye Partners LP
4.13%, 12/01/27	USD100	98,309
4.50%, 03/01/28(a)	USD156	154,563
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	USD6,748	6,555,895
5.13%, 06/30/27	USD2,186	2,195,425
Cheniere Energy Partners LP
3.25%, 01/31/32	USD516	472,268
4.00%, 03/01/31	USD10,790	10,404,315
4.50%, 10/01/29	USD14,001	13,929,234
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD250	246,953
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	USD115	119,986
Enbridge, Inc.
5.25%, 04/05/27	USD280	282,360
5.30%, 04/05/29(e)	USD465	474,868
Energy Transfer LP
4.20%, 04/15/27	USD1,684	1,683,411
4.55%, 01/15/31(e)	USD2,370	2,349,100
5.20%, 04/01/30	USD1,400	1,430,090
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.25%, 07/01/29	USD3,457	$3,529,840
5.50%, 06/01/27	USD2,943	2,969,326
6.10%, 12/01/28	USD5,606	5,816,584
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)	USD108	110,887
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)	USD325	344,509
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	USD198	199,429
8.25%, 01/15/29	USD287	298,296
Hess Midstream Operations LP
5.13%, 06/15/28(a)	USD100	99,539
5.50%, 10/15/30(a)	USD282	282,130
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(a)	USD100	104,276
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD380	374,600
Kinetik Holdings LP
5.88%, 06/15/30(a)	USD184	184,622
6.63%, 12/15/28(a)	USD27	27,543
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD110	114,024
8.38%, 02/15/32(a)	USD45	47,232
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD31	32,372
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD35	34,521
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	USD2,485	2,474,054
4.50%, 05/15/30(e)	USD5,747	5,740,523
5.00%, 03/15/27	USD10,055	10,079,620
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD65	64,843
7.38%, 02/15/29(a)	USD213	219,439
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	USD190	192,282
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)	USD100	102,920
3.88%, 08/15/29(a)	USD526	503,884
Venture Global LNG, Inc.
9.50%, 02/01/29(a)	USD489	533,678
9.88%, 02/01/32(a)(e)	USD945	1,013,848
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	USD620	639,392
7.50%, 05/01/33(a)	USD514	570,007
7.75%, 05/01/35(a)	USD50	56,236
		77,653,235
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	USD188	188,088
CoreLogic, Inc., 4.50%, 05/01/28(a)(e)	USD507	492,987
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	USD66	69,474
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD43	44,093
Howard Hughes Corp.(The)
4.38%, 02/01/31(a)	USD141	132,025
5.88%, 03/01/32(a)	USD70	68,487
		995,154
Real Estate Investment Trusts — 2.1%
American Tower Corp.
2.90%, 01/15/30(e)	USD600	564,799
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.55%, 07/15/27	USD609	$603,132
3.65%, 03/15/27	USD3,679	3,658,363
4.90%, 03/15/30	USD9,090	9,180,065
5.00%, 01/31/30	USD726	735,435
5.20%, 02/15/29	USD3,404	3,464,083
5.50%, 03/15/28	USD920	936,502
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD29	28,383
Crown Castle, Inc.
1.05%, 07/15/26	USD1,420	1,410,795
3.65%, 09/01/27	USD1,183	1,169,670
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	USD6,960	6,813,492
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	USD6,055	6,013,247
Equinix, Inc.
1.55%, 03/15/28	USD892	846,937
1.80%, 07/15/27	USD2,345	2,274,574
2.00%, 05/15/28	USD1,730	1,649,995
2.15%, 07/15/30	USD3,295	2,969,368
3.20%, 11/18/29	USD7,781	7,425,462
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	USD2,179	2,094,134
5.30%, 01/15/29	USD2,548	2,568,330
Iron Mountain, Inc.
4.88%, 09/15/27(a)	USD517	515,845
4.88%, 09/15/29(a)	USD216	213,016
5.25%, 07/15/30(a)	USD526	520,557
Millrose Properties, Inc.
6.25%, 09/15/32(a)	USD109	109,478
6.38%, 08/01/30(a)	USD112	113,430
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)(e)	USD317	329,331
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	USD206	210,312
Realty Income Corp., 4.85%, 03/15/30(e)	USD727	735,932
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD223	219,227
5.75%, 03/15/34(a)	USD267	265,400
7.25%, 07/15/28(a)	USD222	227,166
RLJ Lodging Trust, 3.75%, 07/01/26(a)	USD65	64,846
SBA Communications Corp., 3.88%, 02/15/27	USD370	367,706
Service Properties Trust, 8.63%, 11/15/31(a)	USD967	1,017,571
Starwood Property Trust, Inc.
4.38%, 01/15/27(a)(e)	USD227	226,112
6.50%, 07/01/30(a)	USD46	47,129
6.50%, 10/15/30(a)	USD270	277,696
7.25%, 04/01/29(a)	USD26	26,943
VICI Properties LP
4.75%, 02/15/28	USD12,569	12,586,411
4.95%, 02/15/30	USD1,128	1,128,213
VICI Properties LP / VICI Note Co, Inc., 5.75%, 02/01/27(a)	USD4,515	4,537,657
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(a)	USD603	587,024
4.13%, 08/15/30(a)	USD6,173	5,928,742
4.25%, 12/01/26(a)	USD2,465	2,459,258
4.50%, 09/01/26(a)	USD4,747	4,745,547
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.63%, 12/01/29(a)	USD512	$503,699
		92,371,014
Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)(e)	USD74	76,337
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD104	102,976
4.75%, 03/01/30	USD36	35,060
5.00%, 02/15/32(a)	USD125	119,866
Bath & Body Works, Inc., 6.63%, 10/01/30(a)	USD203	205,728
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
4.38%, 01/15/28(a)	USD575	567,751
5.63%, 09/15/29(a)	USD160	161,436
6.13%, 06/15/29(a)	USD127	129,240
Carvana Co., 9.00%, 06/01/31, (9.00 % Cash)(a)(f)	USD164	181,424
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD94	98,663
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(a)	USD500	486,774
Gap, Inc. (The), 3.63%, 10/01/29(a)	USD112	105,669
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD217	212,454
8.25%, 08/01/31(a)	USD111	116,281
Lithia Motors, Inc.
4.63%, 12/15/27(a)	USD100	99,528
5.50%, 10/01/30(a)	USD79	78,581
Michaels Companies, Inc. (The), 8.50%, 03/15/33(a)	USD256	252,813
QXO Building Products, Inc., 6.75%, 04/30/32(a)	USD526	536,541
Yum! Brands, Inc., 4.75%, 01/15/30(a)	USD108	106,949
		3,674,071
Semiconductors — 0.7%
Broadcom, Inc.
2.45%, 02/15/31	USD4,550	4,144,615
4.00%, 04/15/29(a)	USD1,747	1,729,845
4.15%, 11/15/30	USD3,990	3,929,372
4.20%, 10/15/30	USD1,350	1,333,260
4.30%, 01/15/31(e)	USD3,935	3,903,454
4.60%, 07/15/30	USD1,960	1,968,701
4.75%, 04/15/29	USD1,387	1,402,174
5.05%, 07/12/29	USD7,119	7,257,047
Foundry JV Holdco LLC, 5.50%, 01/25/31(a)	USD3,100	3,180,242
Micron Technology, Inc., 5.30%, 01/15/31	USD2,440	2,516,472
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30(e)	USD287	273,950
		31,639,132
Software — 0.9%
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	USD2,187	2,129,386
CoreWeave, Inc., 9.25%, 06/01/30(a)(e)	USD261	264,291
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)	USD170	167,207
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD62	60,446
6.00%, 05/15/33(a)	USD100	98,622
6.25%, 09/15/34(a)	USD326	320,897
Fidelity National Information Services, Inc.
1.65%, 03/01/28	USD599	568,285
4.45%, 03/10/28	USD10,730	10,699,894
Security	Par (000)	Value
Software (continued)
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(a)	USD507	$522,421
8.75%, 07/01/34(a)	USD170	176,907
Oracle Corp.
2.30%, 03/25/28	USD2,334	2,228,007
2.80%, 04/01/27	USD1,725	1,698,682
2.95%, 04/01/30	USD600	549,781
3.25%, 11/15/27	USD479	468,736
4.20%, 09/27/29	USD2,721	2,645,214
4.45%, 09/26/30	USD3,886	3,748,088
4.95%, 02/04/31	USD8,115	7,937,964
Paychex, Inc., 5.10%, 04/15/30	USD4,597	4,645,987
ROBLOX Corp., 3.88%, 05/01/30(a)	USD100	94,719
Rocket Software, Inc., 9.00%, 11/28/28(a)	USD241	239,807
UKG, Inc., 6.88%, 02/01/31(a)	USD515	501,256
		39,766,597
Telecommunications — 1.0%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	USD269	266,325
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD219	235,400
AT&T, Inc.
1.65%, 02/01/28	USD3,194	3,049,315
4.35%, 03/01/29	USD730	729,319
4.70%, 08/15/30(e)	USD511	514,589
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55, (5-year CMT + 2.39%)(b)	USD125	128,244
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	USD104	105,517
Digicel International Finance Ltd./Difl US LLC, 8.63%, 08/01/32(a)	USD371	384,912
Fibercop SpA, Series 2034, 6.00%, 09/30/34(a)	USD200	191,791
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD164	164,000
8.75%, 05/15/30(a)	USD52	53,201
Iliad Holding SAS
7.00%, 10/15/28(a)	USD200	201,368
8.50%, 04/15/31(a)	USD802	850,847
Level 3 Financing, Inc.
6.88%, 06/30/33(a)	USD886	914,380
7.00%, 03/31/34(a)	USD44	45,638
8.50%, 01/15/36(a)	USD70	74,971
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	USD2,764	2,763,371
Motorola Solutions, Inc., 4.60%, 05/23/29	USD119	119,187
NTT Finance Corp.
1.59%, 04/03/28(a)	USD200	189,852
4.37%, 07/27/27(a)	USD1,931	1,930,629
4.62%, 07/16/28(a)	USD1,935	1,942,462
4.88%, 07/16/30(a)	USD492	495,441
Sable International Finance Ltd., 7.13%, 10/15/32(a)	USD209	209,700
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	USD789	774,126
TELUS Corp.
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)	USD205	212,037
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(b)	USD177	177,020
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(b)	USD114	113,373
T-Mobile USA, Inc.
2.63%, 02/15/29	USD1,393	1,326,054
3.38%, 04/15/29	USD4,998	4,850,783
3.50%, 04/15/31	USD3,920	3,708,645
3.75%, 04/15/27	USD2,830	2,818,411
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.88%, 04/15/30	USD6,598	$6,424,343
4.85%, 01/15/29	USD3,045	3,075,215
4.95%, 03/15/28	USD3,078	3,110,235
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(a)	USD100	99,616
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/31(a)	USD372	321,816
6.75%, 01/15/33(a)	USD398	363,807
Vodafone Group PLC, 4.13%, 06/04/81, (5-year CMT + 2.77%)(b)	USD179	166,746
Windstream Services LLC, 7.50%, 10/15/33(a)	USD159	167,404
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD769	813,370
WULF Compute LLC, 7.75%, 10/15/30(a)	USD160	168,159
Zayo Group Holdings, Inc., 9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(a)(f)	USD437	437,443
		44,689,062
Transportation — 0.1%
Ryder System, Inc.
4.85%, 06/15/30(e)	USD813	820,997
4.90%, 12/01/29(e)	USD49	49,545
5.25%, 06/01/28	USD92	93,474
5.30%, 03/15/27(e)	USD3,312	3,338,554
5.50%, 06/01/29	USD528	542,710
5.65%, 03/01/28	USD137	139,971
6.30%, 12/01/28	USD125	130,484
		5,115,735
Trucking & Leasing — 0.2%
FTAI Aviation Investors LLC
7.00%, 05/01/31(a)	USD9,515	9,847,283
7.88%, 12/01/30(a)	USD118	123,897
		9,971,180
WL Collateral CMO — 0.2%
Turquoise V Trust
5.13%, 06/12/67, (1-month BB Swap + 1.05%)(b)(c)	AUD6,270	4,507,314
5.53%, 06/12/67, (1-month BB Swap + 1.45%)(b)(c)	AUD3,060	2,195,764
5.68%, 06/12/67, (1-month BB Swap + 1.60%)(b)(c)	AUD590	423,370
5.93%, 06/12/67, (1-month BB Swap + 1.85%)(b)(c)	AUD500	358,205
		7,484,653
Total Corporate Bonds & Notes — 36.0% (Cost: $1,554,836,429)		1,558,225,710
Floating Rate Loan Interests(b)
Packaging & Containers — 0.0%
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26	$26	25,881
Total Floating Rate Loan Interests — 0.0% (Cost: $24,798)		25,881
Foreign Government Obligations(i)
Canada — 0.2%
CPPIB Capital, Inc., 3.88%, 02/15/31(a)(e)	10,175	10,063,038
Security	Par (000)	Value
Dominican Republic — 0.1%
Dominican Republic International Bonds, 5.95%, 01/25/27(a)	$4,200	$4,233,600
France — 0.2%
Caisse d'Amortissement de la Dette Sociale, 4.00%, 02/12/31(a)	10,986	10,849,354
Morocco — 0.1%
Morocco Government International Bonds
2.38%, 12/15/27(a)	2,717	2,621,035
5.95%, 03/08/28(a)	1,033	1,053,983
		3,675,018
Oman — 0.1%
Oman Government International Bonds, 6.75%, 10/28/27(a)	3,750	3,862,575
Romania — 0.1%
Romanian Government International Bonds, 3.00%, 02/27/27(c)	4,200	4,130,700
South Africa — 0.1%
Republic of South Africa Government International Bonds, 4.85%, 09/27/27	4,000	4,009,000
Total Foreign Government Obligations — 0.9% (Cost: $40,986,268)		40,823,285
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(a)	1,010	1,061,526
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, RB, 6.35%, 07/01/49	1,410	1,454,997
Total Municipal Debt Obligations — 0.1% (Cost: $2,420,000)		2,516,523
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.8%
Federal National Mortgage Association
2.02%, 05/01/30	5,755	5,292,040
5.81%, 06/01/31	10,290	10,557,871
Uniform Mortgage-Backed Securities
2.00%, 05/01/42	6,083	5,356,389
3.00%, 04/01/33	5,263	5,049,951
3.50%, 12/01/31	3,174	3,110,047
3.50%, 02/01/32	4,299	4,210,369
		33,576,667
U.S. Government Obligations — 31.2%
U.S. Treasury Notes/Bonds
0.38%, 07/31/27	12,000	11,494,687
0.50%, 04/30/27	631,965	611,821,117
1.00%, 07/31/28	36,010	33,780,475
1.25%, 06/30/28	170,600	161,316,961
1.75%, 01/31/29	73,500	69,382,852
3.38%, 09/15/28	18,870	18,645,919
3.50%, 01/15/29	185,780	183,849,631
3.50%, 02/15/29	140,000	138,490,625
3.88%, 03/15/28(e)	15,000	14,995,898
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 04/15/29	$45,000	$44,954,297
4.38%, 08/31/28	62,785	63,437,375
		1,352,169,837
Total U.S. Government & Agency Obligations — 32.0% (Cost: $1,391,437,599)		1,385,746,504
	Shares
Investment Companies
Investment Grade Bonds — 0.2%
iShares AAA CLO Active ETF(j)	165,000	8,575,875
Total Investment Companies — 0.2% (Cost $8,563,150)		8,575,875
Total Long-Term Investments — 99.2% (Cost: $4,283,317,412)		4,292,703,938
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(j)(k)(l)	73,685,070	73,707,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(j)(k)	12,130,000	12,130,000
Total Short-Term Securities — 2.0% (Cost: $85,832,958)		85,837,176
Total Investments — 101.2% (Cost: $4,369,150,370)		4,378,541,114
Liabilities in Excess of Other Assets — (1.2)%		(52,512,283)
Net Assets — 100.0%		$4,326,028,831

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,996,025	$12,791,338 (a)	$—	$(75,830)	$(4,357)	$73,707,176	73,685,070	$157,882 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	37,870,000	—	(25,740,000)(a)	—	—	12,130,000	12,130,000	1,445,700	—
iShares AAA CLO Active ETF	—	8,563,150	0 (a)	—	12,725	8,575,875	165,000	—	—
				$(75,830)	$8,368	$94,413,051		$1,603,582	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	10,147	06/30/26	$2,101,698	$(15,386,241)
Short Contracts
10-Year U.S. Treasury Note	270	06/18/26	29,848	611,085
10-Year U.S. Ultra Treasury Note	121	06/18/26	13,648	86,297
U.S. Long Bond	123	06/18/26	13,861	508,834
Ultra U.S. Treasury Bond	24	06/18/26	2,756	134,018
5-Year U.S. Treasury Note	5,649	06/30/26	609,077	6,732,597
				8,072,831
				$(7,313,410)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	519,000	USD	609,310	State Street Bank & Trust Company	06/17/26	$1,021
GBP	1,639,000	USD	2,212,024	State Street Bank & Trust Company	06/17/26	18,073
						19,094
EUR	3,248,000	USD	3,833,247	HSBC Bank PLC	06/17/26	$(13,679)
USD	309,041	AUD	451,000	Barclays Bank PLC	06/17/26	(15,395)
USD	5,355,384	AUD	7,482,000	Goldman Sachs & Co.	06/17/26	(26,943)
USD	32,163,775	AUD	45,571,000	HSBC Bank PLC	06/17/26	(618,639)
USD	1,692,325	AUD	2,369,000	Morgan Stanley & Co. International PLC	06/17/26	(11,863)
USD	78,773,653	EUR	68,272,000	Barclays Bank PLC	06/17/26	(1,512,542)
USD	1,469,569	EUR	1,265,000	HSBC Bank PLC	06/17/26	(18,040)
USD	972,590	EUR	835,000	Morgan Stanley & Co. International PLC	06/17/26	(9,349)
USD	72,188	GBP	54,000	Barclays Bank PLC	06/17/26	(1,287)
USD	13,283,306	GBP	9,848,000	Morgan Stanley & Co. International PLC	06/17/26	(116,325)
USD	100,119,177	GBP	75,383,000	State Street Bank & Trust Company	06/17/26	(2,450,320)
						(4,794,382)
						$(4,775,288)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	B	USD	60,600	$4,324,628	$2,405,124	$1,919,504

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$2,405,124	$—	$1,919,504	$—
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$8,072,831	$—	$8,072,831
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$19,094	$—	$—	$19,094
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$1,919,504	$—	$—	$—	$—	$1,919,504
	$—	$1,919,504	$—	$19,094	$8,072,831	$—	$10,011,429
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$15,386,241	$—	$15,386,241
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$4,794,382	$—	$—	$4,794,382
	$—	$—	$—	$4,794,382	$15,386,241	$—	$20,180,623

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(3,983,762)	$—	$(3,983,762)
Forward foreign currency exchange contracts	—	—	—	4,651,797	—	—	4,651,797
Swaps	—	(163,573)	—	—	—	—	(163,573)
	$—	$(163,573)	$—	$4,651,797	$(3,983,762)	$—	$504,462
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(5,314,117)	$—	$(5,314,117)
Forward foreign currency exchange contracts	—	—	—	(9,659,770)	—	—	(9,659,770)
Swaps	—	1,914,673	—	—	—	—	1,914,673
	$—	$1,914,673	$—	$(9,659,770)	$(5,314,117)	$—	$(13,059,214)
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,382,683,293
Average notional value of contracts — short	$548,625,974
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$196,474,408
Average amounts sold — in USD	$3,666,277
Credit default swaps:
Average notional value — buy protection	$14,285,700
Average notional value — sell protection	$30,300,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$718,477	$—
Forward foreign currency exchange contracts	19,094	4,794,382
Swaps - centrally cleared	4,678,129	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	5,415,700	4,794,382
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(5,396,606)	—
Total derivative assets and liabilities subject to an MNA	$19,094	$4,794,382
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c),(d)
State Street Bank & Trust Company	$19,094	$(19,094)	$—	$—	$—
	$19,094	$(19,094)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c),(d)
Barclays Bank PLC	$1,529,224	$—	$—	$—	$1,529,224
Goldman Sachs & Co.	26,943	—	—	—	26,943
HSBC Bank PLC	650,358	—	—	—	650,358
Morgan Stanley & Co. International PLC	137,537	—	—	—	137,537
State Street Bank & Trust Company	2,450,320	(19,094)	—	—	2,431,226
	$4,794,382	$(19,094)	$—	$—	$4,775,288

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Short Duration Bond Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$526,990,664	$—	$526,990,664
Collateralized Mortgage Obligations	—	769,799,496	—	769,799,496
Corporate Bonds & Notes	—	1,558,225,710	—	1,558,225,710
Floating Rate Loan Interests	—	25,881	—	25,881
Foreign Government Obligations	—	40,823,285	—	40,823,285
Municipal Debt Obligations	—	2,516,523	—	2,516,523
U.S. Government & Agency Obligations	—	1,385,746,504	—	1,385,746,504
Investment Companies	8,575,875	—	—	8,575,875
Short-Term Securities
Money Market Funds	85,837,176	—	—	85,837,176
	$94,413,051	$4,284,128,063	$—	$4,378,541,114
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,919,504	$—	$1,919,504
Foreign Currency Exchange Contracts	—	19,094	—	19,094
Interest Rate Contracts	8,072,831	—	—	8,072,831
Liabilities
Foreign Currency Exchange Contracts	—	(4,794,382)	—	(4,794,382)
Interest Rate Contracts	(15,386,241)	—	—	(15,386,241)
	$(7,313,410)	$(2,855,784)	$—	$(10,169,194)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, 4.30%, 07/15/30	$11,400	$11,435,915
BA Credit Card Trust, 4.31%, 05/15/30	22,264	22,335,056
BMW Vehicle Lease Trust
3.94%, 11/26/27	19,136	19,132,256
3.97%, 11/26/27, (30-day Avg SOFR + 0.31%)(a)	14,039	14,042,337
4.43%, 09/27/27	14,544	14,564,805
BMW Vehicle Owner Trust, 3.96%, 10/25/27, (30-day Avg SOFR + 0.30%)(a)	2,707	2,707,075
CNH Equipment Trust
3.82%, 06/15/29	33,071	33,008,479
3.97%, 08/15/28, (30-day Avg SOFR + 0.33%)(a)	7,819	7,821,165
CNH Equipment Trust 2025-B
3.97%, 11/15/28(a)	6,710	6,709,473
4.37%, 11/15/28	5,325	5,333,381
Ford Credit Auto Lease Trust
3.83%, 08/15/28	12,107	12,090,559
4.05%, 08/15/27, (30-day Avg SOFR + 0.41%)(a)	2,889	2,888,914
4.37%, 03/15/28	16,803	16,829,690
Ford Credit Auto Owner Trust
3.99%, 09/15/28	11,753	11,752,733
4.00%, 09/15/28, (30-day Avg SOFR + 0.36%)(a)	11,173	11,168,772
4.02%, 01/15/29	13,697	13,699,612
4.05%, 12/15/27, (30-day Avg SOFR + 0.41%)(a)	6,214	6,216,290
4.59%, 10/15/27	3,009	3,011,315
Honda Auto Receivables Owner Trust
3.71%, 09/21/28	31,164	31,096,773
3.98%, 09/21/28, (30-day Avg SOFR + 0.34%)(a)	16,395	16,396,623
4.02%, 06/15/28, (30-day Avg SOFR + 0.38%)(a)	12,280	12,283,927
4.04%, 06/15/28	11,396	11,399,737
4.12%, 01/18/28, (30-day Avg SOFR + 0.48%)(a)	8,726	8,729,562
4.30%, 01/18/28	15,244	15,258,687
Hyundai Auto Lease Securitization Trust
3.85%, 05/15/28(b)	26,825	26,781,643
4.00%, 05/15/28, (30-day Avg SOFR + 0.36%)(a)(b)	12,530	12,529,823
4.06%, 09/15/28(b)	40,674	40,657,141
4.34%, 09/15/27, (30-day Avg SOFR + 0.70%)(a)(b)	2,909	2,912,354
4.37%, 01/18/28(b)	5,469	5,479,971
4.58%, 09/15/27(b)	6,582	6,595,823
4.60%, 06/15/27(b)	8,947	8,957,953
Hyundai Auto Receivables Trust
3.71%, 02/15/29	15,359	15,308,630
3.97%, 07/17/28	14,139	14,137,590
3.98%, 12/15/27, (30-day Avg SOFR + 0.34%)(a)	5,481	5,481,994
3.98%, 02/15/29, (30-day Avg SOFR + 0.34%)(a)	32,649	32,626,322
4.02%, 11/15/28, (30-day Avg SOFR + 0.38%)(a)	14,638	14,640,844
4.03%, 11/15/28	13,291	13,294,143
Security	Par (000)	Value
4.33%, 12/15/27	$5,565	$5,569,121
4.45%, 08/15/28	23,394	23,434,055
4.53%, 09/15/27	2,030	2,030,759
Nissan Auto Lease Trust
3.90%, 05/15/28	12,311	12,295,286
4.09%, 05/15/28, (30-day Avg SOFR + 0.45%)(a)	16,000	16,020,744
4.60%, 11/15/27	12,101	12,126,371
Nissan Auto Lease Trust 2025-B, 4.44%, 03/15/28	17,874	17,916,459
Nissan Auto Receivables Owner Trust
4.00%, 07/17/28	14,126	14,123,871
4.02%, 07/17/28, (30-day Avg SOFR + 0.38%)(a)	8,921	8,921,969
4.50%, 02/15/28	20,900	20,937,842
4.51%, 06/15/27	650	649,779
Porsche Innovative Lease Owner Trust, 4.60%, 12/20/27(b)	10,624	10,654,145
Toyota Auto Receivables Owner Trust
3.80%, 12/15/28	24,379	24,345,832
3.89%, 08/15/28	12,554	12,548,408
3.96%, 08/15/28, (30-day Avg SOFR + 0.32%)(a)	8,910	8,911,747
3.97%, 12/15/28, (30-day Avg SOFR + 0.33%)(a)	7,734	7,735,606
4.04%, 02/15/29	18,240	18,237,510
4.11%, 03/15/30	40,402	40,407,386
4.18%, 03/15/28, (30-day Avg SOFR + 0.54%)(a)	7,556	7,560,368
4.55%, 08/16/27	470	470,259
Toyota Lease Owner Trust
3.91%, 05/22/28(b)	11,165	11,160,138
3.98%, 05/22/28, (30-day Avg SOFR + 0.34%)(a)(b)	3,784	3,784,343
USAA Auto Owner Trust, 3.98%, 03/15/28(b)	9,559	9,558,669
Volkswagen Auto Lease Trust
3.97%, 04/20/28	6,554	6,551,053
4.01%, 04/20/28, (30-day Avg SOFR + 0.37%)(a)	5,947	5,949,731
Total Asset-Backed Securities — 11.2% (Cost: $811,079,103)		811,218,818
Certificates of Deposit
Banco Bilbao Vizcaya Argentaria/New York
3.83%, 08/20/26	30,000	29,996,625
3.83%, 02/26/27	35,000	34,908,507
Banco Santander SA
3.78%, 10/05/26	36,800	36,772,658
4.15%, 06/04/26	35,210	35,219,493
4.15%, 08/13/26	13,060	13,066,970
4.44%, 05/26/26	12,250	12,254,764
Banco Santander SA/New York, 3.80%, 02/25/27	5,000	4,989,208
Bank of America N.A.
3.79%, 08/24/26	17,930	17,926,261
4.05%, 05/06/26(a)	6,300	6,300,353
Bank of Montreal, 4.03%, 08/25/26, (1-day SOFR + 0.40%)(a)	22,070	22,081,664
Barclays Bank PLC, 4.05%, 03/12/27	34,650	34,640,111
Barclays Bank PLC/New York, 3.96%, 08/10/26, (1-day SOFR + 0.33%)(a)	21,500	21,509,692
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
BNP Paribas/New York
3.80%, 07/13/26	$4,500	$4,499,435
3.80%, 11/24/26	35,000	34,963,393
Canadian Imperial Bank of Commerce/New York
3.75%, 02/05/27	47,990	47,886,025
3.80%, 01/11/27	21,500	21,466,148
Cooperatieve Rabobank UA/New York, 3.80%, 11/16/26	60,020	59,952,189
Credit Agricole Corporate and Investment Bank/New York
4.18%, 05/26/26	18,620	18,625,567
4.39%, 07/31/26	30,000	30,035,961
Credit Industriel et Commercial/New York, 4.44%, 05/12/26	28,500	28,505,572
Deutsche Bank AG/New York NY
3.88%, 12/17/26	7,930	7,919,907
3.93%, 12/08/26	14,630	14,616,829
4.04%, 02/05/27, (1-day SOFR + 0.41%)(a)	17,000	17,009,770
4.40%, 07/17/26	22,030	22,051,600
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 4.12%, 04/06/27	39,620	39,630,369
Goldman Sachs Bank USA/New York
3.98%, 05/13/26	11,500	11,500,841
4.12%, 03/31/27	38,840	38,858,228
Intesa Sanpaolo SpA, 4.05%, 05/14/26	17,000	17,001,163
Lloyds Bank Corporate Markets PLC/New York, 4.41%, 05/15/26	25,705	25,711,110
MUFG Bank Ltd./New York
3.90%, 07/15/26	8,690	8,690,367
3.98%, 09/10/26(a)	25,800	25,808,757
National Bank of Kuwait/New York NY, 4.05%, 01/25/27	34,085	34,031,817
Natixis SA/New York NY
4.38%, 07/16/26	17,000	17,014,800
4.43%, 05/13/26	35,970	35,977,827
Royal Bank of Canada/New York, 3.74%, 10/05/26	27,690	27,669,424
Standard Chartered Bank/New York, 4.48%, 02/05/27, (1-day SOFR + 0.42%)(a)	19,600	19,603,953
State Street Bank & Trust Co., 3.88%, 05/27/26, (1-day SOFR + 0.25%)(a)	31,000	31,003,329
Sumitomo Mitsui Banking Corp/New York, 3.99%, 10/15/26(a)	38,000	38,016,671
Svenska Handelsbanken AB, 3.82%, 09/15/26	51,100	51,087,399
Toronto-Dominion Bank/New York
4.03%, 09/04/26, (1-day SOFR + 0.40%)(a)	29,200	29,216,801
4.03%, 12/31/26, (1-day SOFR + 0.40%)(a)	10,500	10,505,629
Wells Fargo Bank N.A., 3.94%, 03/17/27(a)	7,920	7,913,464
Westpac Banking Corp./New York, 4.00%, 03/16/27	29,500	29,483,288
Total Certificates of Deposit — 14.8% (Cost: $1,076,210,000)		1,075,923,939
Commercial Paper
American Honda Finance Corp.
3.95%, 05/18/26(c)	5,750	5,738,671
3.96%, 05/13/26(c)	19,250	19,222,526
4.14%, 07/22/26(c)	24,500	24,268,277
Anheuser-Busch InBev Worldwide, Inc., 3.82%, 05/04/26	11,830	11,824,984
Security	Par (000)	Value
ANZ New Zealand International Ltd.
3.70%, 05/11/26(b)	$17,500	$17,480,213
3.77%, 06/04/26(b)	32,390	32,271,702
Bank of New Zealand
3.79%, 06/15/26	15,000	14,927,717
3.85%, 08/12/26	14,000	13,845,934
BofA Securities, Inc., 3.82%, 06/05/26	35,130	34,996,225
Britannia Funding Co. LLC, 3.96%, 07/30/26, (1-day SOFR + 0.34%)(a)(b)	6,730	6,730,602
Bunge Ltd. Finance Corp., 3.98%, 05/01/26(c)	35,000	34,996,129
CDP Financial, Inc.
3.92%, 09/15/26(b)	25,000	24,629,892
3.94%, 10/05/26(b)	20,000	19,660,300
4.08%, 03/24/27(c)	56,750	54,717,175
Commonwealth Bank of Australia, 4.08%, 03/18/27(c)	27,750	26,773,833
Danske Bank A/S
3.76%, 05/15/26(b)	10,000	9,984,371
3.88%, 08/03/26(b)	20,500	20,292,087
3.95%, 10/30/26(b)	23,600	23,135,609
DNB Bank ASA
3.62%, 05/01/26(b)	22,485	22,482,740
3.77%, 07/30/26(b)	20,000	19,811,124
3.87%, 10/05/26(b)	18,200	17,896,029
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 3.94%, 10/06/26(c)	35,000	34,401,762
E.ON SE
4.04%, 05/20/26(c)	38,250	38,164,316
4.06%, 05/26/26(c)	8,250	8,225,870
4.08%, 06/02/26(c)	15,250	15,193,189
Erste Finance Delaware LLC, 3.70%, 05/01/26(c)	4,000	3,999,589
Federation des Caisses Desjardins du Quebec, 4.01%, 02/25/27(c)	14,000	13,546,231
Glencore Funding LLC
3.89%, 05/05/26(c)	49,500	49,473,275
3.89%, 05/06/26(c)	19,000	18,987,686
3.91%, 05/12/26(c)	27,250	27,214,567
3.91%, 05/13/26(c)	37,250	37,197,500
GTA Funding LLC, 3.89%, 07/02/26(b)	15,570	15,464,798
HSBC USA, Inc.
3.86%, 05/19/26(b)	47,700	47,603,045
3.91%, 06/09/26(b)	16,000	15,930,786
3.99%, 08/14/26(b)	12,410	12,266,006
4.03%, 10/09/26(b)	5,500	5,401,990
4.05%, 11/05/26(b)	11,000	10,771,137
4.09%, 12/23/26(b)	13,990	13,623,531
4.17%, 04/29/27(c)	36,930	35,436,466
ING U.S. Funding LLC
3.91%, 07/28/26(b)	20,000	19,808,568
3.97%, 10/06/26, (1-day SOFR + 0.30%)(a)(b)	16,660	16,660,135
Jackson National Life Short Term Funding LLC, 3.92%, 09/10/26(c)	6,450	6,357,916
Lime Funding LLC, 3.83%, 06/05/26(c)	50,000	49,809,300
Lloyds Bank Corporate Markets PLC, 3.73%, 05/14/26	16,490	16,466,132
Lloyds Bank PLC
3.72%, 05/04/26	10,000	9,995,865
3.73%, 05/11/26	27,000	26,969,266
3.85%, 07/02/26	33,230	33,007,801
Macquarie Bank Ltd.
3.74%, 05/19/26(b)	6,250	6,237,692
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
3.90%, 07/20/26	$4,750	$4,708,714
3.98%, 09/17/26(b)	28,610	28,174,227
3.98%, 09/24/26(b)	24,000	23,615,938
4.06%, 03/18/27(c)	33,380	32,209,340
Macquarie Group Ltd., 3.96%, 05/04/26	8,880	8,876,091
Marubeni Finance America LLC, 4.06%, 05/01/26(c)	75,000	74,991,532
MUFG Bank Ltd., 3.67%, 06/02/26	22,510	22,434,607
National Bank of Canada
3.78%, 06/04/26(b)	32,670	32,550,362
3.85%, 07/29/26(b)	15,500	15,352,363
3.85%, 08/03/26(b)	35,000	34,647,795
3.97%, 12/29/26, (1-day SOFR + 0.40%)(a)(b)	35,810	35,837,523
4.02%, 04/06/27(c)	19,380	18,668,669
4.04%, 01/13/27, (1-day SOFR + 0.35%)(a)(b)	9,950	9,949,970
Penske Truck Leasing Co. LP, 4.04%, 05/04/26(c)	11,750	11,744,728
Phillips 66, 3.99%, 05/04/26(c)	29,500	29,486,926
Protective Life Short Term Funding LLC, 3.85%, 08/26/26(b)	8,250	8,147,241
Pure Grove Funding, 3.96%, 09/10/26(b)	32,500	32,031,210
Royal Bank of Canada, 3.77%, 05/27/26(b)	15,000	14,957,751
RWE AG, 4.32%, 10/21/26(c)	54,000	52,894,928
Salisbury Receivables Co. LLC, 3.82%, 06/04/26(b)	11,250	11,208,383
Skandinaviska Enskilda Banken AB, 3.73%, 05/27/26(b)	24,870	24,800,628
Spire, Inc., 3.97%, 05/06/26(c)	24,625	24,608,718
Telstra Group Ltd., 3.82%, 05/28/26(c)	3,250	3,240,382
Toronto-Dominion Bank/New York, 3.93%, 12/10/26(b)	8,830	8,619,060
Virginia Electric and Power Co., 3.82%, 05/07/26(c)	4,730	4,726,487
VW Credit, Inc.
4.17%, 07/01/26(b)	10,310	10,236,490
4.18%, 07/16/26(c)	34,778	34,470,041
Westpac Banking Corp., 3.88%, 09/08/26(b)	37,040	36,523,914
Westpac Securities NZ Ltd.
3.92%, 09/18/26(b)	18,700	18,417,507
3.95%, 10/27/26(b)	33,000	32,361,450
Total Commercial Paper — 24.0% (Cost: $1,744,534,999)		1,744,393,534
Corporate Bonds & Notes
Aerospace & Defense — 0.8%
General Dynamics Corp., 3.50%, 04/01/27(d)	6,265	6,241,486
Honeywell Aerospace, Inc., 3.90%, 03/16/28(b)	53,370	52,972,600
		59,214,086
Agriculture — 0.6%
Philip Morris International, Inc.
3.88%, 10/27/28(d)	21,960	21,759,662
4.13%, 04/27/29	20,875	20,740,888
		42,500,550
Auto Manufacturers — 4.8%
American Honda Finance Corp.
4.21%, 05/21/26, (1-day SOFR + 0.55%)(a)	10,955	10,956,264
4.31%, 07/15/26, (1-day SOFR + 0.65%)(a)(d)	7,500	7,505,022
4.38%, 10/05/26, (1-day SOFR Index + 0.72%)(a)	10,000	10,012,260
4.40%, 10/05/26	13,820	13,836,013
Series A, 4.55%, 04/10/28(d)	7,715	7,719,060
Series A, 4.59%, 04/10/28, (1-day SOFR Index + 0.93%)(a)	18,355	18,388,002
Security	Par (000)	Value
Auto Manufacturers (continued)
BMW U.S. Capital LLC
4.47%, 08/13/26, (1-day SOFR Index + 0.80%)(a)(b)	$13,660	$13,682,379
4.65%, 08/13/26(b)	5,695	5,704,990
Daimler Truck Finance North America LLC
4.15%, 01/12/29(b)	14,260	14,078,382
4.30%, 08/12/27(b)(d)	9,085	9,066,824
4.95%, 01/13/28(b)	8,705	8,774,623
5.00%, 01/15/27(b)	10,660	10,716,794
Hyundai Capital America
4.25%, 09/18/28(b)	11,655	11,553,783
4.25%, 01/08/29(b)	26,475	26,190,948
4.30%, 09/24/27(b)	13,825	13,779,612
4.69%, 09/24/27, (1-day SOFR + 1.03%)(a)(b)	13,825	13,880,646
4.78%, 06/23/27, (1-day SOFR + 1.12%)(a)(b)(d)	15,375	15,440,799
4.85%, 03/25/27(b)(d)	14,215	14,272,721
5.25%, 01/08/27(b)	12,500	12,572,429
5.45%, 06/24/26(b)	8,765	8,780,190
5.95%, 09/21/26(b)	15,400	15,492,894
Mercedes-Benz Finance North America LLC, 4.88%, 07/31/26(b)	13,690	13,709,408
Toyota Motor Credit Corp.
3.94%, 02/12/27, (1-day SOFR + 0.30%)(a)(d)	8,400	8,394,120
4.35%, 10/08/27(d)	13,670	13,716,375
5.20%, 05/15/26	13,955	13,961,998
Series B, 3.75%, 01/12/28(d)	20,000	19,878,261
Volkswagen Group of America Finance LLC, 4.45%, 09/11/27(b)	18,010	17,958,056
		350,022,853
Banks — 12.6%
ABN AMRO Bank NV, 4.20%, 07/07/28(b)	8,745	8,711,374
ANZ New Zealand International Ltd./London, 4.00%, 01/22/29(b)	9,830	9,743,004
ASB Bank Ltd., 5.35%, 06/15/26(b)(d)	13,000	13,016,721
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27(d)	15,240	15,320,330
Series A, 3.92%, 12/08/28	11,715	11,636,057
Bank of America Corp., 3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	8,276	8,139,275
Bank of New York Mellon Corp. (The), 4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	5,610	5,621,834
Banque Federative du Credit Mutuel SA, 5.09%, 01/23/27(b)	15,260	15,359,756
BPCE SA, 5.20%, 01/18/27(b)	9,455	9,524,941
Citibank N.A.
4.37%, 08/06/26, (1-day SOFR + 0.71%)(a)(d)	8,400	8,403,822
5.49%, 12/04/26(d)	15,380	15,494,523
Citigroup, Inc., 4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	10,000	10,047,211
Commonwealth Bank of Australia, 4.12%, 11/27/26, (1-day SOFR + 0.46%)(a)(b)	13,900	13,912,676
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28(d)	14,015	14,086,537
Commonwealth Bank of Australia/New York NY, Series C, 4.36%, 03/27/29	10,925	10,948,905
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	45,780	45,908,985
4.88%, 01/21/28(d)	26,305	26,657,179
Goldman Sachs Group, Inc. (The), 4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	17,000	16,872,080
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co., 5.57%, 04/22/28, (1-day SOFR + 0.93%)(a)	$19,775	$19,996,070
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	12,000	12,072,020
Macquarie Bank Ltd.
3.92%, 02/03/28(b)	25,970	25,822,099
5.39%, 12/07/26(b)	6,210	6,258,293
Mizuho Bank Ltd., 4.40%, 04/16/29(b)	18,355	18,390,955
Morgan Stanley Bank N.A., 4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)(d)	14,477	14,562,433
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(a)	53,215	53,037,502
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	9,733	9,731,560
National Australia Bank Ltd., 4.15%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,400	13,418,492
National Australia Bank Ltd./New York, 4.31%, 06/13/28(d)	12,095	12,130,006
National Securities Clearing Corp., 4.35%, 05/20/27(b)	26,590	26,706,407
NatWest Markets PLC
4.17%, 11/06/28(b)(d)	32,250	32,033,209
4.65%, 03/27/29(b)(d)	16,401	16,449,525
4.79%, 03/21/28(b)	22,400	22,557,057
Nordea Bank Abp, 4.36%, 03/17/28, (1-day SOFR + 0.70%)(a)(b)	11,765	11,809,460
PNC Bank N.A., 4.54%, 05/13/27, (1-day SOFR + 0.63%)(a)	22,560	22,562,179
PNC Financial Services Group, Inc.(The)
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	23,950	23,825,677
5.10%, 07/23/27, (1-day SOFR + 0.80%)(a)	17,080	17,104,625
Skandinaviska Enskilda Banken AB, 4.38%, 06/02/28(b)	30,540	30,594,998
State Street Bank & Trust Co., 4.12%, 11/25/26, (1-day SOFR + 0.46%)(a)	5,720	5,727,779
Sumitomo Mitsui Financial Group, Inc., 4.11%, 01/15/29(d)	12,965	12,861,577
Sumitomo Mitsui Trust Bank Ltd.
4.36%, 03/05/29, (1-day SOFR + 0.71%)(a)(b)(d)	17,500	17,502,855
4.45%, 09/10/27(b)	13,820	13,841,619
5.65%, 09/14/26(b)(d)	12,000	12,062,401
Svenska Handelsbanken AB, 4.38%, 05/23/28(b)	12,460	12,491,505
Truist Bank
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	36,315	36,284,861
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)(d)	12,430	12,372,699
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(a)	17,795	17,777,104
4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)(d)	16,755	16,818,903
Series ., 4.16%, 05/17/27, (1-day SOFR + 0.50%)(a)	49,020	49,049,358
United Overseas Bank Ltd., 4.23%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(b)	14,125	14,151,484
Wells Fargo & Co.
4.44%, 01/24/28, (1-day SOFR + 0.78%)(a)	13,160	13,177,279
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(a)	9,200	9,232,679
Westpac Banking Corp., 4.15%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,570	13,579,815
Westpac New Zealand Ltd., 4.13%, 01/29/29(b)	12,155	12,067,804
		917,467,499
Security	Par (000)	Value
Commercial Services — 0.2%
PayPal Holdings, Inc.
4.33%, 03/06/28, (1-day SOFR + 0.67%)(a)(d)	$10,625	$10,642,562
4.45%, 03/06/28(d)	6,610	6,620,186
		17,262,748
Computers — 0.5%
Accenture Capital, Inc., 3.90%, 10/04/27(d)	9,390	9,364,466
International Business Machines Corp., 3.30%, 05/15/26	27,435	27,426,919
		36,791,385
Distribution & Wholesale — 0.1%
Mitsubishi Corp., 4.00%, 09/09/28(b)	5,660	5,621,406
Diversified Financial Services — 1.5%
Equitable America Global Funding
3.95%, 09/15/27(b)	4,530	4,489,026
4.30%, 12/15/28(b)	46,820	46,374,140
4.37%, 09/15/27, (1-day SOFR + 0.71%)(a)(b)	16,395	16,411,325
4.65%, 06/09/28(b)(d)	22,850	22,866,883
USAA Capital Corp., 4.38%, 06/01/28(b)(d)	15,395	15,426,099
		105,567,473
Electric — 1.4%
DTE Electric Co., 4.25%, 05/14/27	1,880	1,885,734
Florida Power & Light Co., 4.45%, 05/15/26(d)	7,965	7,965,745
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/27(d)	13,545	13,476,466
4.00%, 10/30/26, (1-day SOFR + 0.33%)(a)(d)	16,125	16,125,050
4.75%, 02/07/28	6,125	6,169,354
Series D, 4.10%, 08/09/27, (1-day SOFR Index + 0.43%)(a)(d)	14,235	14,238,416
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27	9,825	9,868,073
4.85%, 02/04/28(d)	10,270	10,355,912
WEC Energy Group, Inc., 4.75%, 01/15/28(d)	21,270	21,388,609
		101,473,359
Electronics — 0.6%
Amphenol Corp.
3.80%, 11/15/27	27,270	27,109,722
4.19%, 11/15/27, (1-day SOFR + 0.53%)(a)(d)	10,795	10,783,091
5.05%, 04/05/27	5,800	5,852,430
		43,745,243
Environmental Control — 0.1%
Waste Management, Inc., 4.95%, 07/03/27(d)	9,390	9,476,329
Food — 0.3%
Mars, Inc., 4.45%, 03/01/27(b)	17,705	17,767,745
Health Care - Products — 0.5%
Stryker Corp., 4.55%, 02/10/27(d)	26,280	26,383,139
Thermo Fisher Scientific, Inc., 5.00%, 12/05/26	10,000	10,050,183
		36,433,322
Health Care - Services — 0.2%
Roche Holdings, Inc., 5.27%, 11/13/26(b)	13,170	13,238,181
UnitedHealth Group, Inc., 4.75%, 07/15/26	3,995	4,001,234
		17,239,415
Insurance — 8.3%
Athene Global Funding
4.35%, 08/10/26, (1-day SOFR Index + 0.68%)(a)(b)	7,190	7,193,779
4.41%, 07/16/26, (1-day SOFR Index + 0.75%)(a)(b)	18,505	18,517,028
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.61%, 04/19/27, (1-day SOFR + 0.95%)(a)(b)	$13,905	$13,933,550
4.61%, 03/06/28, (1-day SOFR Index + 0.95%)(a)(b)	48,025	47,938,787
4.83%, 05/09/28(b)	52,090	51,960,813
Jackson National Life Global Funding, 4.80%, 04/09/29(b)	24,805	24,755,208
MassMutual Global Funding II
4.00%, 01/22/29(b)	50,000	49,462,038
4.30%, 10/22/27(b)(d)	9,274	9,285,863
4.45%, 03/27/28(b)(d)	28,446	28,553,865
4.64%, 07/10/26, (1-day SOFR + 0.98%)(a)(b)	15,252	15,272,297
Metropolitan Life Global Funding I
4.15%, 08/25/28(b)	6,820	6,789,681
4.28%, 04/13/28, (1-day SOFR Index + 0.62%)(a)(b)	18,355	18,365,830
New York Life Global Funding, 4.20%, 04/20/29(b)	53,655	53,402,621
Northwestern Mutual Global Funding
4.13%, 08/25/28(b)(d)	7,580	7,557,762
4.40%, 03/30/29(b)	57,375	57,460,557
4.49%, 03/21/28(b)	20,970	21,048,625
Pacific Life Global Funding II
4.15%, 02/04/27, (1-day SOFR + 0.48%)(a)(b)	23,140	23,166,227
4.30%, 04/27/29(b)	54,390	54,232,528
Pricoa Global Funding I, 4.40%, 08/27/27(b)(d)	8,500	8,523,298
Principal Life Global Funding II
1.50%, 11/17/26(b)	9,750	9,607,740
4.25%, 08/18/28(b)(d)	6,315	6,276,609
4.60%, 08/19/27(b)(d)	13,570	13,603,656
Protective Life Global Funding
4.29%, 05/06/27, (1-day SOFR + 0.65%)(a)(b)	11,850	11,851,548
4.51%, 09/11/28, (1-day SOFR + 0.85%)(a)(b)	30,000	30,073,161
4.99%, 01/12/27(b)(d)	15,250	15,344,099
		604,177,170
Internet — 0.9%
Amazon.com, Inc.
3.85%, 03/13/28	35,590	35,429,022
3.90%, 11/20/28(d)	11,515	11,440,102
4.10%, 03/13/28, (1-day SOFR + 0.44%)(a)	17,795	17,814,575
		64,683,699
Lodging — 0.2%
Marriott International, Inc./MD, 4.20%, 07/15/27	16,290	16,258,122
Machinery — 1.2%
Caterpillar Financial Services Corp.
4.04%, 01/07/27, (1-day SOFR + 0.38%)(a)	10,545	10,532,988
4.35%, 05/15/26	15,800	15,801,864
4.50%, 01/07/27(d)	13,130	13,171,692
John Deere Capital Corp.
4.20%, 07/15/27(d)	5,820	5,833,881
4.50%, 01/08/27	13,130	13,173,775
Series I, 4.06%, 01/07/28, (1-day SOFR + 0.40%)(a)(d)	16,400	16,402,174
Series I, 4.13%, 01/18/29	10,260	10,241,195
		85,157,569
Manufacturing — 0.7%
Eaton Corp., 3.85%, 03/06/28	15,370	15,266,122
Siemens Funding BV, 4.35%, 05/26/28(b)	37,720	37,885,138
		53,151,260
Security	Par (000)	Value
Mining — 0.2%
Rio Tinto Finance USA PLC
4.38%, 03/12/27(d)	$5,585	$5,605,457
4.50%, 03/14/28, (1-day SOFR Index + 0.84%)(a)	7,450	7,475,660
		13,081,117
Pharmaceuticals — 0.5%
AbbVie, Inc.
3.78%, 03/03/28	11,260	11,183,310
4.14%, 03/03/28, (1-day SOFR Index + 0.48%)(a)	21,375	21,405,566
Pfizer, Inc., 3.88%, 11/15/27	5,970	5,955,720
		38,544,596
Retail — 0.8%
Home Depot, Inc. (The), 5.15%, 06/25/26	12,655	12,679,133
Lowe's Companies, Inc., 3.95%, 10/15/27	31,940	31,858,208
Starbucks Corp., 4.85%, 02/08/27	14,940	15,008,183
		59,545,524
Semiconductors — 0.2%
Advanced Micro Devices, Inc., 4.21%, 09/24/26	14,045	14,058,643
Software — 0.9%
Intuit, Inc., 5.25%, 09/15/26	11,165	11,201,679
Salesforce, Inc., 4.50%, 03/15/28	53,370	53,420,115
		64,621,794
Telecommunications — 0.7%
NBN Co. Ltd., 4.00%, 10/01/27(b)(d)	27,660	27,563,829
NTT Finance Corp., 4.57%, 07/16/27(b)	15,670	15,714,038
Verizon Communications, Inc., 4.13%, 03/16/27	6,218	6,218,545
		49,496,412
Total Corporate Bonds & Notes — 38.8% (Cost: $2,823,490,030)		2,823,359,319
Municipal Debt Obligations
Illinois — 0.0%
State of Illinois, GO, 4.33%, 04/01/27	2,050	2,053,752
New York — 0.3%
City of New York NY, GO, 4.19%, 02/01/28	4,695	4,699,729
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.48%, 05/01/27	1,670	1,678,771
4.51%, 11/01/26	14,325	14,363,017
Taxable Municipal Funding Trust, RB, VRDN, 3.97%, 06/04/26(b)(e)	840	840,000
		21,581,517
Total Municipal Debt Obligations — 0.3% (Cost $23,580,000)		23,635,269
Repurchase Agreements(f)
Bank of America Securities Inc., 3.93%, 05/1/26 (Purchased on 04/30/26 to be repurchased at $54,755,977, collateralized by non-agency mortgage-backed security, 1.66% to 7.40%, due 11/26/27 to 10/25/66, par and fair value of $62,132,162and $58,582,500, respectively).	54,750	54,750,000
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bank of America Securities Inc., 4.14%, 05/1/26 (Purchased on 04/30/26 to be repurchased at $19,002,185, collateralized by non-agency mortgage-backed security, 2.84% to 12.89%, due 06/25/29 to 2/26/52, par and fair value of $67,956,895 and $20,741,020, respectively).	$19,000	$19,000,000
Bank of America Securities Inc., 4.18%, 05/1/26 (Purchased on 04/30/26 to be repurchased at $35,004,064, collateralized by non-agency mortgage-backed security, -99.00% to 11.42%, due 01/15/30 to 4/26/66, par and fair value of $42,480,991 and $38,500,000, respectively).	35,000	35,000,000
BNP Paribas., 4.00%, 05/01/26 (Purchased on 04/30/26 to be repurchased at $46,755,194, collateralized by non-agency mortgage-backed security, 2.50% to 9.50%, due 07/1/26 to 1/15/84, par and fair value of $55,307,830 and $51,376,417, respectively) .	46,750	46,750,000
Citigroup Global Markets Inc, 3.94%, 05/01/26 (Purchased on 04/30/26 to be repurchased at $96,010,507, collateralized by non-agency mortgage-backed security, 2.90% to 7.60%, due 09/15/29 to 04/25/71, par and fair value of $122,821,422 and $108,479,318, respectively).	96,000	96,000,000
Citigroup Global Markets Inc, 3.96%, 05/01/26 (Purchased on 04/30/26 to be repurchased at $12,001,320, collateralized by non-agency mortgage-backed security, 2.90% to 7.60%, due 9/15/29 to 04/25/71, par and fair value of $122,821,422 and $108,479,318, respectively).	12,000	12,000,000
Duetsche Bank Securities, 4.09%, 05/1/26 (Purchased on 04/30/26 to be repurchased at $30,003,408, collateralized by non-agency mortgage-backed security, 2.25% to 11.52%, due 10/16/30 to 12/26/70, par and fair value of $45,950,084 and $33,805,553 respectively).	30,000	30,000,000
Goldman Sachs & Co. LLC, 4.15%, 05/01/26 (Purchased on 04/30/26 to be repurchased at $90,010,375, collateralized by U.S. Government Agency and non-agency mortgage-backed security, -99.00% to 7.09%, due 11/1/28 to 08/15/45, par and fair value of $102,748,464 and $94,500,000, respectively).	90,000	90,000,000
Mizuho Securities USA Inc., 4.09%, 05/01/26 (Purchased on 04/30/26 to be repurchased at $6,000,682, collateralized by non-agency mortgage-backed security, 0.00% to 2.31%, due 11/20/51, par and fair value of $6,985,638 and $6,900,001, respectively).	6,000	6,000,000
Mizuho Securities USA Inc., 4.19%, 05/01/26 (Purchased on 4/30/26 to be repurchased at $120,013,967, collateralized by non-agency mortgage-backed security, -99% to 7.95%, due 3/15/2028 to 6/25/2060, par and fair value of $161,430,117 and $134,889,017, respectively).	120,000	120,000,000
Security	Par (000)	Value
Wells Fargo Securities, 4.05%, 05/1/26 (Purchased on 04/30/26 to be repurchased at $90,010,125, collateralized by non-agency mortgage-backed security, 1.46% to 6.60%, due 09/15/29 to 09/25/66, par and fair value of $137,205,303 and $100,400,320, respectively).	$90,000	$90,000,000
Total Repurchase Agreements — 8.2% (Cost: $599,500,000)		599,500,000
U.S. Government Obligations
U.S. Government Obligations — 2.4%
U.S. Treasury Notes/Bonds
3.38%, 02/29/28(d)	35,000	34,693,750
3.50%, 09/30/26	13,825	13,810,621
3.75%, 08/31/26	27,420	27,419,572
3.88%, 03/31/27	30,000	30,030,000
3.88%, 05/31/27	25,000	25,018,555
4.13%, 10/31/26(d)	41,195	41,267,413
Total U.S. Government Obligations — 2.4% (Cost: $172,062,021)		172,239,911
	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(g)(h)(i)	191,334,373	191,391,773
Total Money Market Funds — 2.6% (Cost: $191,366,397)		191,391,773
Total Investments — 102.3% (Cost: $7,441,822,550)		7,441,662,563
Liabilities in Excess of Other Assets — (2.3)%		(165,342,863)
Net Assets — 100.0%		$7,276,319,700

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	All or a portion of this security is on loan.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Maturity date represents next reset date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Ultra Short Duration Bond Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%	$56,472,908	$134,933,403 (a)	$—	$(15,755)	$1,217	$191,391,773	191,334,373	$128,730 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	—	—	0 (a)	—	—	—	—	94,177	—
				$(15,755)	$1,217	$191,391,773		$222,907	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Asset-Backed Securities	$—	$811,218,818	$—	$811,218,818
Certificates of Deposit	—	1,075,923,939	—	1,075,923,939
Commercial Paper	—	1,744,393,534	—	1,744,393,534
Corporate Bonds & Notes	—	2,823,359,319	—	2,823,359,319
Municipal Debt Obligations	—	23,635,269	—	23,635,269
Repurchase Agreements	—	599,500,000	—	599,500,000
U.S. Government & Agency Obligations	—	172,239,911	—	172,239,911
Money Market Funds	191,391,773	—	—	191,391,773
	$191,391,773	$7,250,270,790	$—	$7,441,662,563
See notes to financial statements.
Schedule of Investments
36

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares Short Duration Bond Active ETF	iShares Ultra Short Duration Bond Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,284,128,063	$6,650,770,790
Investments, at value—affiliated(c)	94,413,051	191,391,773
Cash	199,343	197,045
Cash pledged:
Futures contracts	11,206,000	—
Centrally cleared swaps	412,692	—
Foreign currency, at value(d)	3,456,976	—
Repurchase agreements, at value—unaffiliated(e)	—	599,500,000
Receivables:
Investments sold	494,778	—
Securities lending income—affiliated	10,524	33,537
Dividends—affiliated	127,397	15,987,671
Interest—unaffiliated	26,172,293	30,352,850
Variation margin on futures contracts	718,477	—
Variation margin on centrally cleared swaps	4,678,129	—
Unrealized appreciation on forward foreign currency exchange contracts	19,094	—
Total assets	4,426,036,817	7,488,233,666
LIABILITIES
Collateral on securities loaned, at value	73,872,491	191,406,892
Payables:
Investments purchased	20,467,529	20,029,559
Investment advisory fees	873,584	477,515
Unrealized depreciation on forward foreign currency exchange contracts	4,794,382	—
Total liabilities	100,007,986	211,913,966
Commitments and contingent liabilities
NET ASSETS	$4,326,028,831	$7,276,319,700
NET ASSETS CONSIST OF
Paid-in capital	$4,330,506,662	$7,254,050,424
Accumulated earnings (loss)	(4,477,831)	22,269,276
NET ASSETS	$4,326,028,831	$7,276,319,700
NET ASSET VALUE
Shares outstanding	85,150,000	143,750,000
Net asset value	$50.80	$50.62
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$4,274,754,262	$6,650,956,153
(b) Securities loaned, at value	$71,536,939	$185,343,807
(c) Investments, at cost—affiliated	$94,396,108	$191,366,397
(d) Foreign currency, at cost	$3,462,181	$—
(e) Repurchase agreements, at cost—unaffiliated	$—	$599,500,000
See notes to financial statements.
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares Short Duration Bond Active ETF	iShares Ultra Short Duration Bond Active ETF
INVESTMENT INCOME
Dividends—affiliated	$1,445,700	$94,177
Interest—unaffiliated	88,991,340	145,195,319
Securities lending income—affiliated—net	157,882	128,730
Other income—unaffiliated	1,409	—
Foreign taxes withheld	(1,311)	—
Total investment income	90,595,020	145,418,226
EXPENSES
Investment advisory	4,920,494	2,732,237
Total expenses	4,920,494	2,732,237
Less:
Investment advisory fees waived	(35,898)	—
Total expenses after fees waived	4,884,596	2,732,237
Net investment income	85,710,424	142,685,989
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	4,983,405	544,158
Investments—affiliated	(75,830)	(15,755)
Forward foreign currency exchange contracts	4,651,797	—
Foreign currency transactions	187,463	—
Futures contracts	(3,983,762)	—
Swaps	(163,573)	—
	5,599,500	528,403
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(23,320,246)	(14,786,126)
Investments—affiliated	8,368	1,217
Forward foreign currency exchange contracts	(9,659,770)	—
Foreign currency translations	88,771	—
Futures contracts	(5,314,117)	—
Swaps	1,914,673	—
	(36,282,321)	(14,784,909)
Net realized and unrealized loss	(30,682,821)	(14,256,506)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,027,603	$128,429,483
See notes to financial statements.
Statements of Operations
38

Statements of Changes in Net Assets

	iShares Short Duration Bond Active ETF		iShares Ultra Short Duration Bond Active ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$85,710,424	$148,285,174	$142,685,989	$273,722,472
Net realized gain	5,599,500	18,041,747	528,403	1,517,394
Net change in unrealized appreciation (depreciation)	(36,282,321)	13,497,832	(14,784,909)	5,014,524
Net increase in net assets resulting from operations	55,027,603	179,824,753	128,429,483	280,254,390
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(89,171,420)(b)	(148,345,230)	(142,729,184)(b)	(272,627,783)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	592,844,209	819,896,027	784,437,683	976,950,220
NET ASSETS
Total increase in net assets	558,700,392	851,375,550	770,137,982	984,576,827
Beginning of period	3,767,328,439	2,915,952,889	6,506,181,718	5,521,604,891
End of period	$4,326,028,831	$3,767,328,439	$7,276,319,700	$6,506,181,718

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Short Duration Bond Active ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$51.22	$50.76	$49.92	$49.16	$50.07	$50.15
Net investment income(a)	1.10	2.32	2.52	2.00	0.58	0.38
Net realized and unrealized gain (loss)(b)	(0.36)	0.49	0.95	0.73	(0.95)	(0.03)
Net increase (decrease) from investment operations	0.74	2.81	3.47	2.73	(0.37)	0.35
Distributions from net investment income(c)	(1.16)(d)	(2.35)	(2.63)	(1.97)	(0.54)	(0.43)
Net asset value, end of period	$50.80	$51.22	$50.76	$49.92	$49.16	$50.07
Total Return(e)
Based on net asset value	1.46%(f)	5.70%	7.10%	5.67%	(0.75)%	0.70%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	4.35%(h)	4.56%	4.99%	4.03%	1.17%	0.76%
Supplemental Data
Net assets, end of period (000)	$4,326,029	$3,767,328	$2,915,953	$3,124,955	$4,230,166	$4,854,200
Portfolio turnover rate(i)	42%	163%	164%	40%	44%	55%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
40

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Ultra Short Duration Bond Active ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$50.73	$50.68	$50.40	$49.99	$50.45	$50.54
Net investment income(a)	1.05	2.37	2.64	2.21	0.61	0.22
Net realized and unrealized gain (loss)(b)	(0.10)	0.06	0.32	0.34	(0.60)	(0.07)
Net increase from investment operations	0.95	2.43	2.96	2.55	0.01	0.15
Distributions from net investment income(c)	(1.06)(d)	(2.38)	(2.68)	(2.14)	(0.47)	(0.24)
Net asset value, end of period	$50.62	$50.73	$50.68	$50.40	$49.99	$50.45
Total Return(e)
Based on net asset value	1.89%(f)	4.93%	6.03%	5.22%	0.03%	0.29%
Ratios to Average Net Assets(g)
Total expenses	0.08%(h)	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	4.18%(h)	4.69%	5.24%	4.41%	1.22%	0.44%
Supplemental Data
Net assets, end of period (000)	$7,276,320	$6,506,182	$5,521,605	$6,232,253	$7,053,541	$5,806,662
Portfolio turnover rate(i)	22%	49%	59%	41%	27%	47%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Short Duration Bond Active	Diversified
Ultra Short Duration Bond Active	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Notes to Financial Statements
42

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
• Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which
Notes to Financial Statements
44

Notes to Financial Statements (unaudited) (continued)
it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty.  As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral.  The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
The following table summarizes the open repurchase agreements as of April 30, 2026 which are subject to offset under an MRA:
iShares ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received at value	Non-Cash Collateral Received at Fair Value	Net Amount
Ultra Short Duration Bond Active
Bank of America Securities Inc.	$108,750,000	$—	$108,750,000	$—
BNP Paribas	46,750,000	—	46,750,000	—
Citigroup Global Markets Inc.	108,000,000	—	108,000,000	—
Duetsche Bank Co. LLC	30,000,000	—	30,000,000	—
Goldman Sachs & Co. LLC	90,000,000	—	90,000,000	—
Mizuho Securities USA Inc.	126,000,000	—	126,000,000	—
Wells Fargo Securities	90,000,000	—	90,000,000	—
	$599,500,000	$—	$599,500,000	$—
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Short Duration Bond Active
Barclays Bank PLC	$16,185,350	$(16,185,350)	$—	$—
Barclays Capital, Inc.	7,335,625	(7,335,625)	—	—
BMO Capital Markets Corp.	184,311	(184,311)	—	—
BNP Paribas SA	6,530,920	(6,530,920)	—	—
BofA Securities, Inc.	689,781	(689,781)	—	—
Citigroup Global Markets, Inc.	464,056	(464,056)	—	—
Deutsche Bank Securities, Inc.	3,893,861	(3,893,861)	—	—
Goldman Sachs & Co. LLC	6,207,641	(6,207,641)	—	—
J.P. Morgan Securities LLC	6,720,816	(6,720,816)	—	—
Jefferies LLC	94,073	(94,073)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	352,502	(352,502)	—	—
Morgan Stanley	1,008,689	(1,008,689)	—	—
National Bank Financial Inc.	2,309,771	(2,309,771)	—	—
Pershing LLC	240,416	(240,416)	—	—
RBC Capital Markets LLC	1,100,838	(1,100,838)	—	—
Scotia Capital (USA), Inc.	3,476,519	(3,476,519)	—	—
State Street Bank & Trust Co.	13,434,425	(13,434,425)	—	—
TD Securities (USA) LLC – Cowen	311,035	(311,035)	—	—
UBS Securities LLC	4,948	(4,948)	—	—
Wells Fargo Securities LLC	991,362	(991,362)	—	—
	$71,536,939	$(71,536,939)	$—	$—
Ultra Short Duration Bond Active
Barclays Bank PLC	$11,780,147	$(11,780,147)	$—	$—
BNP Paribas SA	1,592,770	(1,592,770)	—	—
BofA Securities, Inc.	6,177,807	(6,177,807)	—	—
Goldman Sachs & Co. LLC	7,239,712	(7,239,712)	—	—
HSBC Securities (USA), Inc.	29,372,024	(29,372,024)	—	—
J.P. Morgan Securities LLC	55,748,176	(55,748,176)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	7,763,146	(7,763,146)	—	—
Morgan Stanley and Co LLC	49,700,987	(49,700,987)	—	—
National Bank Financial Inc.	289,441	(289,441)	—	—
Nomura Securities International, Inc.	2,677,418	(2,677,418)	—	—
State Street Bank & Trust Company	11,548,063	(11,548,063)	—	—
Wells Fargo Securities LLC	1,454,116	(1,454,116)	—	—
	$185,343,807	$(185,343,807)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market
Notes to Financial Statements
46

Notes to Financial Statements (unaudited) (continued)
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap.  Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.  Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Short Duration Bond Active	0.25%
Ultra Short Duration Bond Active	0.08
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Short Duration Bond Active ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Short Duration Bond Active	$35,898
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
48

Notes to Financial Statements (unaudited) (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Short Duration Bond Active	$64,334
Ultra Short Duration Bond Active	47,385
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Short Duration Bond Active	$1,148,683,431	$941,437,321	$1,125,968,347	$647,948,383
Ultra Short Duration Bond Active	34,852,403	32,860,000	1,570,277,183	670,445,098
There were no in-kind transactions for the six months ended April 30, 2026.
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Short Duration Bond Active	$(16,310,349)
Ultra Short Duration Bond Active	(2,691,706)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Duration Bond Active	$4,374,898,535	$35,617,064	$(42,143,679)	$(6,526,615)
Ultra Short Duration Bond Active	7,441,857,944	6,292,263	(6,487,644)	(195,381)
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
Short Duration Bond Active
Shares sold	11,750,000	$600,458,775	17,350,000	$883,145,581
Shares redeemed	(150,000)	(7,614,566)	(1,250,000)	(63,249,554)
	11,600,000	$592,844,209	16,100,000	$819,896,027
Ultra Short Duration Bond Active
Shares sold	20,700,000	$1,047,515,488	35,950,000	$1,818,869,979
Shares redeemed	(5,200,000)	(263,077,805)	(16,650,000)	(841,919,759)
	15,500,000	$784,437,683	19,300,000	$976,950,220
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
52

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
53
2026 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares U.S. ETF Trust
• iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX Exchange
• iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca
• iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
• iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca
• iShares Interest Rate Hedged U.S. Aggregate Bond ETF | AGRH | NYSE Arca

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	605,211	$65,877,217
Total Investment Companies (Cost: $68,113,662)		65,877,217
Short-Term Securities
Money Market Funds — 47.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(a)(c)(d)	31,903,882	31,913,453
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(c)	1,040,000	1,040,000
Total Short-Term Securities — 47.0% (Cost: $32,959,322)		32,953,453
Total Investments in Securities — 141.0% (Cost: $101,072,984)		98,830,670
Liabilities in Excess of Other Assets — (41.0)%		(28,715,228)
Net Assets — 100.0%		$70,115,442

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,377,116	$—	$(15,457,191)(a)	$(468)	$(6,004)	$31,913,453	31,903,882	$115,244 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,070,000	—	(30,000)(a)	—	—	1,040,000	1,040,000	9,403	—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	98,408,518	7,596,947	(38,452,130)	1,173,372	(2,849,490)	65,877,217	605,211	1,615,458	—
				$1,172,904	$(2,855,494)	$98,830,670		$1,740,105	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.74%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/15/26	USD	1,600	$138,677	$22	$138,655
2.92%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/21/26	USD	3,000	217,809	40	217,769
2.28%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/27	USD	400	8,139	(116)	8,255
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/08/28	USD	65	1,780	1	1,779
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/06/28	USD	380	8,374	5	8,369
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/05/28	USD	1,600	41,192	21	41,171
2.39%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/17/28	USD	1,150	31,540	16	31,524
2.66%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/01/28	USD	1,000	81,003	18	80,985
2.62%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/21/28	USD	900	7,435	(155)	7,590
2.96%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/26/28	USD	1,500	86,386	28	86,358
2.61%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/28/28	USD	500	4,189	5	4,184
2.58%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/30/28	USD	400	5,048	5	5,043
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/27/29	USD	615	10,608	8	10,600
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/05/29	USD	600	8,805	(431)	9,236
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.86%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/30/29	USD	1,200	$1,719	$13	$1,706
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/17/29	USD	1,150	16,208	15	16,193
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/11/29	USD	108	1,394	77	1,317
2.22%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/29	USD	2,000	57,213	(458)	57,671
2.35%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/29	USD	300	6,746	(136)	6,882
1.89%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/20/30	USD	360	70,797	7,108	63,689
1.90%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/20/30	USD	420	82,289	10	82,279
2.24%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/12/31	USD	2,000	301,173	47	301,126
2.40%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/09/31	USD	1,440	191,475	34	191,441
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/07/31	USD	2,000	246,943	47	246,896
2.67%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/19/31	USD	580	56,953	14	56,939
2.57%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/02/31	USD	3,000	323,560	2,870	320,690
2.28%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/31	USD	600	17,242	(552)	17,794
2.25%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/31	USD	280	8,660	(64)	8,724
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.60%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/30/31	USD	15	$1,196	$1	$1,195
2.44%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/32	USD	5,750	106,201	(872)	107,073
2.29%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/22/32	USD	1,000	24,112	5,351	18,761
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/12/32	USD	300	4,491	5	4,486
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/21/32	USD	850	10,988	158	10,830
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/28/32	USD	350	4,187	6	4,181
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	11/03/32	USD	600	7,710	11	7,699
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/19/32	USD	110	3,398	2	3,396
2.37%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/22/32	USD	454	7,395	8	7,387
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/05/33	USD	45	1,031	1	1,030
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/07/33	USD	98	2,544	2	2,542
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/13/33	USD	135	2,282	201	2,081
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/03/34	USD	76	1,743	2	1,741
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/09/34	USD	250	4,788	6	4,782
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/18/34	USD	450	$6,577	$11	$6,566
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/30/34	USD	160	2,470	4	2,466
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/26/34	USD	240	3,374	6	3,368
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/12/34	USD	266	4,294	57	4,237
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/15/34	USD	76	1,138	2	1,136
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/19/34	USD	23	302	—	302
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/27/34	USD	550	5,376	12	5,364
2.58%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/05/34	USD	273	1,686	(278)	1,964
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/17/34	USD	800	4,702	18	4,684
2.58%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/22/34	USD	210	687	5	682
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/11/34	USD	280	1,669	505	1,164
2.32%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/34	USD	445	12,301	(427)	12,728
2.29%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/34	USD	140	4,278	8	4,270
2.40%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/34	USD	36	759	(21)	780
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.44%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/04/34	USD	518	$9,205	$12	$9,193
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/35	USD	4,070	59,703	(1,688)	61,391
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/30/35	USD	600	9,180	14	9,166
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/21/35	USD	500	5,246	(90)	5,336
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/22/36	USD	1,000	11,127	23	11,104
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/08/36	USD	500	5,288	296	4,992
2.61%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/37	USD	3,050	155,147	88	155,059
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/25/37	USD	560	35,390	16	35,374
2.36%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/39	USD	40	980	(78)	1,058
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/40	USD	910	9,141	(2,096)	11,237
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/08/41	USD	150	1,725	138	1,587
2.40%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/29/41	USD	500	49,108	19	49,089
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/29/41	USD	1,000	90,882	38	90,844
2.38%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/16/41	USD	300	29,503	4	29,499
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.58%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/05/42	USD	1,335	$55,390	$51	$55,339
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/19/42	USD	200	7,695	8	7,687
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/12/44	USD	40	404	93	311
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/44	USD	25	619	(51)	670
2.37%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/44	USD	100	1,920	(15)	1,935
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/45	USD	3,000	31,903	(3,741)	35,644
2.39%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/10/45	USD	100	1,507	(29)	1,536
2.32%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/16/45	USD	100	2,279	4	2,275
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/04/45	USD	200	1,913	7	1,906
2.40%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/13/46	USD	300	3,410	11	3,399
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/06/46	USD	100	4,832	5	4,827
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/09/46	USD	1,000	53,940	45	53,895
2.32%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/49	USD	70	1,642	(187)	1,829
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/24/49	USD	156	3,479	7	3,472
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.35%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/49	USD	300	$5,564	$(338)	$5,902
1.83%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/18/49	USD	418	80,705	(11,789)	92,494
2.29%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/30/50	USD	100	2,322	5	2,317
1.94%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/20/50	USD	10	1,812	—	1,812
1.95%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/20/50	USD	600	107,620	16,730	90,890
2.23%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/06/51	USD	300	35,229	15	35,214
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/30/51	USD	1,000	66,823	50	66,773
2.42%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/02/51	USD	459	29,353	23	29,330
2.37%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/08/53	USD	99	2,039	5	2,034
2.35%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/06/53	USD	50	1,124	2	1,122
2.39%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/03/54	USD	90	981	5	976
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/54	USD	92	1,735	(360)	2,095
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/24/54	USD	10	186	—	186
2.37%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/54	USD	29	367	(113)	480
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/55	USD	1,170	$6,565	$(2,214)	$8,779
2.34%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/10/55	USD	220	3,471	331	3,140
2.28%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/16/55	USD	200	4,962	9	4,953
2.39%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/12/55	USD	120	814	6	808
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/28/55	USD	120	(148)	6	(154)
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/04/55	USD	150	280	8	272
2.35%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/08/56	USD	250	3,112	12	3,100
2.36%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/08/56	USD	260	2,855	468	2,387
							$3,265,365	$9,041	$3,256,324
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/05/30	USD	170	$3,570	$1	$3,569
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/04/30	USD	300	502	2	500
3.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/06/32	USD	200	6,537	2	6,535
1-day SOFR, 3.66%	Annual	4.20%	Annual	N/A	05/06/39	USD	10	115	805	(690)
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/19/41	USD	200	6,169	4	6,165
3.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/48	USD	200	30,864	6	30,858
2.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/48	USD	100	18,305	3	18,302
3.07%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/05/48	USD	100	17,059	3	17,056
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.01%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/11/50	USD	150	$5,472	$(146)	$5,618
2.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/06/52	USD	200	41,804	7	41,797
2.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/05/53	USD	100	20,265	3	20,262
								$150,662	$690	$149,972
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$36,176	$(26,445)	$3,407,140	$(844)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$150,662	$3,256,478	$3,407,140
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$690	$154	$844

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$22,038	$23,044	$45,082
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$55,970	$510,808	$566,778
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$1,730,000
Average notional value — receives fixed rate	$10,000
Inflation swaps:
Average notional value – receives fixed rate	$69,486,200
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Inflation Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$65,877,217	$—	$—	$65,877,217
Short-Term Securities
Money Market Funds	32,953,453	—	—	32,953,453
	$98,830,670	$—	$—	$98,830,670
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$3,256,478	$—	$3,256,478
Interest Rate Contracts	—	150,662	—	150,662
Liabilities
Inflation Linked Contracts	—	(154)	—	(154)
Interest Rate Contracts	—	(690)	—	(690)
	$—	$3,406,296	$—	$3,406,296

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® Interest Rate Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)(c)	4,369,702	$475,642,063
Total Investment Companies (Cost: $482,649,322)		475,642,063
Short-Term Securities
Money Market Funds — 50.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(a)(d)(e)	228,300,390	228,368,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(d)	27,890,000	27,890,000
Total Short-Term Securities — 50.7% (Cost: $256,258,069)		256,258,880
Total Investments in Securities — 144.7% (Cost: $738,907,391)		731,900,943
Liabilities in Excess of Other Assets — (44.7)%		(226,123,815)
Net Assets — 100.0%		$505,777,128

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$219,140,443	$9,273,974 (a)	$—	$(17,543)	$(27,994)	$228,368,880	228,300,390	$874,882 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,810,000	7,080,000 (a)	—	—	—	27,890,000	27,890,000	472,173	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	508,337,451	218,289,817	(239,168,569)	7,451,313	(19,267,949)	475,642,063	4,369,702	12,187,510	—
				$7,433,770	$(19,295,943)	$731,900,943		$13,534,565	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/07/26	USD	3,800	$61,346	$5	$61,341
0.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/27	USD	55,232	2,436,658	2,549,629	(112,971)
1.19%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/20/28	USD	22,300	1,323,714	104	1,323,610
3.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/28/28	USD	15,000	180,453	104	180,349
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/29	USD	1,400	12,804	10	12,794
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/29	USD	2,000	28,685	14	28,671
3.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/29	USD	2,000	32,208	14	32,194
3.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/29	USD	2,500	38,829	17	38,812
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/30	USD	3,000	11,802	24	11,778
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/30	USD	2,265	40,249	20	40,229
0.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/19/30	USD	25,400	3,065,640	2,999,212	66,428
3.38%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/20/30	USD	5,000	71,326	45	71,281
3.31%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/26/30	USD	4,000	69,057	37	69,020
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/28/30	USD	10,000	185,841	90	185,751
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/30	USD	8,154	151,353	74	151,279
1.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/12/31	USD	13,180	1,445,867	1,400,470	45,397
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/27/31	USD	7,600	27,270	73	27,197
1.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/23/31	USD	1,000	130,923	9	130,914
1.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/23/31	USD	5,000	594,680	573,816	20,864
3.23%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/31	USD	3,000	74,610	32	74,578
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/31	USD	1,000	26,630	11	26,619
3.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/31	USD	2,000	45,332	22	45,310
1.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/15/31	USD	18,300	2,328,647	184	2,328,463
1.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/17/31	USD	3,100	389,365	31	389,334
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/32	USD	1,000	7,686	12	7,674
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/14/32	USD	5,000	60,895	1,616	59,279
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/32	USD	7,359	185,898	(13,766)	199,664
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/11/32	USD	4,100	102,303	51	102,252
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/32	USD	2,500	$44,227	$31	$44,196
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/10/32	USD	1,682	30,094	22	30,072
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/32	USD	1,676	38,804	21	38,783
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/32	USD	2,976	68,489	38	68,451
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/13/32	USD	3,900	66,038	50	65,988
3.43%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/26/32	USD	3,000	66,033	39	65,994
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/28/32	USD	10,000	236,567	129	236,438
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/32	USD	9,669	231,554	125	231,429
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/11/32	USD	3,100	37,017	40	36,977
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/26/32	USD	3,500	41,834	45	41,789
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/12/33	USD	7,000	107,196	93	107,103
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/10/33	USD	6,778	118,370	91	118,279
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/17/33	USD	3,276	26,400	44	26,356
3.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/24/33	USD	1,000	25,578	12	25,566
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/33	USD	1,500	26,991	18	26,973
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/18/33	USD	1,500	25,821	20	25,801
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/28/33	USD	800	18,259	11	18,248
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/34	USD	400	5,422	6	5,416
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/34	USD	1,000	36,356	15	36,341
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/34	USD	2,000	88,472	30	88,442
3.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/34	USD	1,000	45,520	15	45,505
3.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/34	USD	1,000	42,594	15	42,579
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/34	USD	1,000	39,271	15	39,256
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/05/35	USD	3,500	44,241	55	44,186
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/35	USD	1,000	11,579	16	11,563
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/26/35	USD	1,000	15,132	17	15,115
0.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/35	USD	26,000	6,197,159	5,456,001	741,158
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/35	USD	2,200	48,416	37	48,379
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/10/35	USD	1,874	41,024	31	40,993
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/35	USD	1,243	$35,695	$21	$35,674
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/35	USD	1,844	54,420	30	54,390
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/03/35	USD	1,914	42,875	32	42,843
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/20/35	USD	3,500	73,171	58	73,113
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/24/35	USD	1,000	22,632	17	22,615
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/26/35	USD	2,200	57,683	36	57,647
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/28/35	USD	7,000	194,935	117	194,818
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/35	USD	7,337	211,381	122	211,259
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/20/36	USD	2,336	32,973	40	32,933
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/36	USD	5,000	36,330	85	36,245
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/20/36	USD	1,831	13,453	32	13,421
1.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/15/36	USD	6,400	1,463,569	100	1,463,469
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/18/38	USD	1,000	50,787	18	50,769
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/39	USD	500	16,214	9	16,205
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/11/39	USD	500	17,933	10	17,923
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/39	USD	1,000	62,628	20	62,608
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/39	USD	1,000	78,881	20	78,861
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/39	USD	400	31,891	8	31,883
3.31%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/11/39	USD	800	65,231	16	65,215
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/23/39	USD	1,000	31,577	19	31,558
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/04/39	USD	1,000	37,234	20	37,214
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/05/40	USD	1,800	59,212	36	59,176
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/40	USD	688	25,489	14	25,475
1.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/19/40	USD	20,700	6,899,127	5,572,269	1,326,858
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/40	USD	1,394	54,864	28	54,836
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/40	USD	3,919	136,506	81	136,425
3.47%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/18/43	USD	1,200	108,462	31	108,431
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/31/43	USD	1,000	52,789	25	52,764
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/14/43	USD	500	24,873	13	24,860
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/28/43	USD	1,000	$87,092	$26	$87,066
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/24/44	USD	1,000	57,107	26	57,081
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/44	USD	500	26,482	13	26,469
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/44	USD	500	25,890	13	25,877
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/26/44	USD	300	10,955	8	10,947
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/44	USD	500	27,610	13	27,597
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/44	USD	700	29,726	18	29,708
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/02/44	USD	300	15,998	8	15,990
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/07/44	USD	800	36,126	21	36,105
3.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/44	USD	400	41,942	11	41,931
3.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/05/44	USD	500	49,904	13	49,891
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/44	USD	1,000	113,064	26	113,038
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/44	USD	200	22,623	5	22,618
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/44	USD	600	69,261	16	69,245
3.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/44	USD	1,500	158,490	40	158,450
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/14/44	USD	1,000	70,371	26	70,345
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/44	USD	1,500	80,103	40	80,063
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/44	USD	750	38,988	20	38,968
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/44	USD	800	46,254	21	46,233
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/44	USD	1,000	43,364	26	43,338
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/05/45	USD	800	43,472	22	43,450
0.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/30/45	USD	19,747	8,761,095	6,893,861	1,867,234
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/45	USD	400	14,544	11	14,533
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/45	USD	1,414	54,427	(14,715)	69,142
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/45	USD	1,121	58,117	30	58,087
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/45	USD	568	25,445	16	25,429
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/45	USD	747	35,369	21	35,348
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/45	USD	959	46,264	27	46,237
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/03/45	USD	776	29,298	21	29,277
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/45	USD	4,492	$179,744	$124	$179,620
4.13%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/27/46	USD	2,600	36,896	72	36,824
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/46	USD	1,000	11,045	28	11,017
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/49	USD	700	94,868	22	94,846
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/05/49	USD	600	77,194	19	77,175
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/49	USD	1,200	173,470	37	173,433
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/49	USD	400	57,648	12	57,636
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/49	USD	700	102,151	22	102,129
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/49	USD	1,000	133,830	31	133,799
1.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/50	USD	16,655	8,138,639	6,031,023	2,107,616
1.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/19/50	USD	14,550	6,845,474	4,975,735	1,869,739
1.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/07/51	USD	3,700	1,718,043	117	1,717,926
3.13%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/53	USD	900	161,904	27	161,877
3.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/53	USD	1,200	207,405	36	207,369
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/53	USD	1,000	156,069	34	156,035
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/28/53	USD	700	100,865	24	100,841
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/54	USD	500	58,325	17	58,308
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/19/54	USD	550	56,962	19	56,943
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/25/54	USD	700	64,706	24	64,682
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/54	USD	600	70,609	21	70,588
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/54	USD	700	70,906	24	70,882
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/54	USD	600	57,927	21	57,906
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/54	USD	350	40,258	12	40,246
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/54	USD	900	93,185	31	93,154
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/25/54	USD	400	33,500	14	33,486
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/54	USD	200	18,327	7	18,320
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/54	USD	600	52,367	21	52,346
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/02/54	USD	200	20,283	7	20,276
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/04/54	USD	500	39,733	17	39,716
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/20/54	USD	300	$21,798	$10	$21,788
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/23/54	USD	400	27,091	14	27,077
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/07/54	USD	500	45,130	17	45,113
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/54	USD	1,000	147,850	35	147,815
3.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/54	USD	400	64,377	14	64,363
3.31%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/05/54	USD	1,500	227,991	52	227,939
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/54	USD	800	135,710	28	135,682
3.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/11/54	USD	900	156,039	32	156,007
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/54	USD	500	85,388	17	85,371
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/54	USD	950	148,402	33	148,369
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/54	USD	600	89,132	20	89,112
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/15/54	USD	1,000	112,745	35	112,710
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/54	USD	1,300	118,866	45	118,821
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/54	USD	800	72,419	28	72,391
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/54	USD	700	71,922	24	71,898
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/54	USD	1,100	90,176	38	90,138
3.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/17/54	USD	2,000	151,978	70	151,908
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/55	USD	500	30,546	17	30,529
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/10/55	USD	1,300	87,389	46	87,343
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/11/55	USD	500	31,897	17	31,880
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/24/55	USD	400	30,926	14	30,912
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/24/55	USD	500	35,396	18	35,378
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/55	USD	600	35,594	21	35,573
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/55	USD	1,316	86,216	46	86,170
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/55	USD	900	43,996	32	43,964
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/55	USD	1,186	67,466	42	67,424
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/55	USD	1,501	93,352	53	93,299
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/03/55	USD	909	45,545	33	45,512
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/55	USD	4,321	208,959	154	208,805
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/06/56	USD	2,000	$38,617	$72	$38,545
4.13%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/56	USD	2,000	26,615	71	26,544
								$62,568,586	$36,430,799	$26,137,787
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$36,459,280	$(28,481)	$26,250,758	$(112,971)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$26,250,758	$—	$26,250,758
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$112,971	$—	$112,971

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$542,824	$—	$542,824
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$12,257,195	$—	$12,257,195
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$550,917,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$475,642,063	$—	$—	$475,642,063
Short-Term Securities
Money Market Funds	256,258,880	—	—	256,258,880
	$731,900,943	$—	$—	$731,900,943
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$26,250,758	$—	$26,250,758
Liabilities
Interest Rate Contracts	—	(112,971)	—	(112,971)
	$—	$26,137,787	$—	$26,137,787

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
22

Schedule of Investments (unaudited)
April 30, 2026
iShares® Interest Rate Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.4%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	5,694,415	$457,717,078
Total Investment Companies (Cost: $451,101,610)		457,717,078
Short-Term Securities
Money Market Funds — 49.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(a)(c)(d)	222,006,099	222,072,701
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(c)	19,140,000	19,140,000
Total Short-Term Securities — 49.8% (Cost: $241,208,437)		241,212,701
Total Investments in Securities — 144.2% (Cost: $692,310,047)		698,929,779
Liabilities in Excess of Other Assets — (44.2)%		(214,162,295)
Net Assets — 100.0%		$484,767,484

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$198,490,245	$23,633,308 (a)	$—	$(36,015)	$(14,837)	$222,072,701	222,006,099	$846,325 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,360,000	5,780,000 (a)	—	—	—	19,140,000	19,140,000	268,724	—
iShares iBoxx $ High Yield Corporate Bond ETF	414,919,474	122,878,888	(77,763,352)	4,026,106	(6,344,038)	457,717,078	5,694,415	12,398,260	—
				$3,990,091	$(6,358,875)	$698,929,779		$13,513,309	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.19%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/16/26	USD	2,000	$(1,049)	$1	$(1,050)
0.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/17/26	USD	1,250	4,658	5,572	(914)
3.91%	At Termination	1-day SOFR, 3.66%	At Termination	N/A	06/27/26	USD	13,000	(2,914)	3	(2,917)
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/26	USD	4,000	$(2,780)	$1	$(2,781)
4.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/09/26	USD	2,500	(3,624)	2	(3,626)
4.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/31/26	USD	1,500	(3,230)	1	(3,231)
3.72%	At Termination	1-day SOFR, 3.66%	At Termination	N/A	09/08/26	USD	20,000	2,469	10	2,459
0.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/29/26	USD	2,900	33,896	2	33,894
3.66%	At Termination	1-day SOFR, 3.66%	At Termination	N/A	10/01/26	USD	10,000	3,478	6	3,472
1.13%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/18/26	USD	7,600	106,988	8	106,980
1.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/23/26	USD	500	6,687	8,302	(1,615)
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/27	USD	1,500	(1,017)	3	(1,020)
1.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/27	USD	3,776	62,260	5	62,255
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/27	USD	1,000	(1,279)	2	(1,281)
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/23/27	USD	1,000	(1,852)	2	(1,854)
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/05/27	USD	3,000	(837)	6	(843)
1.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/09/27	USD	1,916	31,043	3	31,040
4.01%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/09/27	USD	1,000	(2,191)	2	(2,193)
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/27	USD	3,000	(7,958)	6	(7,964)
1.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/28/27	USD	1,172	19,221	2	19,219
4.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/27	USD	1,000	(4,112)	1	(4,113)
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/17/27	USD	1,100	(1,251)	3	(1,254)
2.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/27	USD	300	4,198	1	4,197
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/08/27	USD	5,000	26,598	16	26,582
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/27	USD	5,000	11,736	12	11,724
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/25/27	USD	2,000	(698)	5	(703)
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/27	USD	2,000	(1,376)	5	(1,381)
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/01/27	USD	2,000	(3,178)	5	(3,183)
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/27	USD	5,000	(9,899)	13	(9,912)
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/02/27	USD	4,645	(12,159)	12	(12,171)
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/16/27	USD	4,000	(11,463)	11	(11,474)
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/19/27	USD	6,000	(23,709)	16	(23,725)
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/02/28	USD	2,055	$(10,162)	$6	$(10,168)
4.01%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/10/28	USD	5,000	(23,203)	15	(23,218)
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/25/28	USD	1,600	(7,189)	5	(7,194)
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/19/28	USD	3,000	(2,380)	15	(2,395)
1.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/07/28	USD	9,450	406,776	465,832	(59,056)
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/16/28	USD	1,500	(1,748)	8	(1,756)
1.23%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/08/28	USD	5,780	290,576	327,832	(37,256)
3.46%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/28	USD	1,500	8,156	8	8,148
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/28	USD	2,000	(2,145)	8	(2,153)
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/28	USD	6,000	21,472	36	21,436
1.12%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/03/28	USD	1,960	114,212	126,996	(12,784)
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/08/28	USD	3,000	29,783	19	29,764
3.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/01/28	USD	2,000	16,331	13	16,318
1.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/12/28	USD	2,500	149,842	12	149,830
1.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/22/28	USD	2,100	123,797	10	123,787
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/28	USD	3,000	23,394	21	23,373
1.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/29	USD	4,300	260,613	23	260,590
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/18/29	USD	1,500	1,714	8	1,706
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/23/29	USD	1,000	(2,782)	6	(2,788)
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/26/29	USD	9,000	51,973	66	51,907
1.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/27/29	USD	4,450	261,292	24	261,268
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/05/29	USD	2,000	7,720	11	7,709
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/29	USD	3,000	(12,967)	17	(12,984)
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/20/29	USD	14,300	159,402	108	159,294
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/26/29	USD	2,000	(19,513)	12	(19,525)
1.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/28/29	USD	355	18,672	2	18,670
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/29	USD	2,000	(10,397)	12	(10,409)
3.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/09/29	USD	7,236	65,447	55	65,392
1.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/11/29	USD	842	45,571	5	45,566
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/19/29	USD	5,539	$38,324	$43	$38,281
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/27/29	USD	2,000	(16,978)	12	(16,990)
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/27/29	USD	5,100	12,109	40	12,069
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/30/29	USD	7,700	12,066	62	12,004
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/03/29	USD	5,000	(69,914)	32	(69,946)
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/29	USD	3,000	(32,066)	20	(32,086)
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/09/29	USD	1,000	(7,678)	7	(7,685)
2.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/29	USD	300	10,470	2	10,468
3.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/29	USD	800	15,002	6	14,996
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/29	USD	500	4,035	3	4,032
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/29	USD	2,700	18,341	19	18,322
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/21/29	USD	4,000	16,349	28	16,321
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/29	USD	4,000	(5,311)	28	(5,339)
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/01/29	USD	3,500	(10,331)	24	(10,355)
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/29	USD	3,000	(10,207)	21	(10,228)
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/22/29	USD	3,000	(23,435)	22	(23,457)
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/02/29	USD	450	4,941	3	4,938
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/29	USD	1,200	(1,867)	8	(1,875)
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/16/29	USD	2,000	(10,361)	14	(10,375)
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/19/29	USD	4,000	(31,529)	29	(31,558)
3.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/30	USD	1,500	20,973	12	20,961
3.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/03/30	USD	1,200	22,546	9	22,537
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/25/30	USD	1,500	(15,138)	12	(15,150)
0.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/01/30	USD	10,500	1,116,265	1,184,506	(68,241)
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/11/30	USD	2,500	2,601	20	2,581
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/30	USD	3,000	16,038	23	16,015
3.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/24/30	USD	1,000	9,463	8	9,455
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/01/30	USD	700	4,258	6	4,252
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/30	USD	1,300	5,733	11	5,722
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/30	USD	4,200	$20,840	$36	$20,804
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/01/30	USD	2,000	25,893	18	25,875
3.30%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/15/30	USD	1,900	32,118	17	32,101
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/30	USD	4,653	83,161	41	83,120
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/30	USD	1,000	11,362	9	11,353
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/30	USD	3,812	55,076	34	55,042
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/31	USD	1,000	8,567	10	8,557
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/14/31	USD	4,300	39,870	40	39,830
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/02/31	USD	4,929	38,706	46	38,660
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/31	USD	4,000	29,400	37	29,363
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/31	USD	1,966	29,566	19	29,547
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/31	USD	1,000	(6,767)	10	(6,777)
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/31	USD	1,200	(3,938)	12	(3,950)
3.43%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/31	USD	5,980	79,856	57	79,799
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/30/31	USD	5,000	(6,118)	48	(6,166)
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/11/31	USD	29	(403)	—	(403)
1.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/04/31	USD	2,814	279,795	293,398	(13,603)
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/06/31	USD	1,500	(18,559)	16	(18,575)
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/20/31	USD	1,000	(6,119)	11	(6,130)
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/26/31	USD	1,000	(6,891)	11	(6,902)
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/09/31	USD	1,500	(9,708)	16	(9,724)
3.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/15/31	USD	1,000	(1,502)	10	(1,512)
3.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/26/31	USD	1,500	39,837	16	39,821
3.47%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/31	USD	2,000	27,374	21	27,353
1.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/20/31	USD	830	98,173	8	98,165
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/21/31	USD	1,200	10,461	13	10,448
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/25/31	USD	1,500	2,411	16	2,395
3.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/01/31	USD	1,700	(1,446)	19	(1,465)
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/31	USD	1,000	(953)	11	(964)
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/31	USD	3,000	$(10,994)	$33	$(11,027)
1.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/30/31	USD	1,100	136,616	11	136,605
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/19/31	USD	3,000	(22,610)	34	(22,644)
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/02/32	USD	1,400	(19,134)	16	(19,150)
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/07/32	USD	33	(529)	1	(530)
1.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/32	USD	328	37,534	3	37,531
1.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/32	USD	2,033	223,565	21	223,544
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/25/32	USD	1,100	(12,942)	13	(12,955)
1.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/28/32	USD	100	10,365	1	10,364
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/19/32	USD	3,000	(4,478)	36	(4,514)
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/32	USD	2,500	18,709	30	18,679
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/16/32	USD	2,000	5,733	24	5,709
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/17/32	USD	1,800	(11,514)	21	(11,535)
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/32	USD	2,000	22,208	24	22,184
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/21/32	USD	3,000	32,930	37	32,893
2.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/23/32	USD	150	8,688	2	8,686
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/08/32	USD	1,700	33,789	21	33,768
3.50%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/01/32	USD	1,500	25,700	19	25,681
3.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/15/32	USD	2,100	47,015	27	46,988
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/32	USD	2,755	64,022	35	63,987
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/32	USD	1,000	14,357	13	14,344
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/19/32	USD	3,000	49,475	39	49,436
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/27/32	USD	300	7,752	4	7,748
3.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/33	USD	300	6,375	3	6,372
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/26/33	USD	3,000	15,776	40	15,736
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/33	USD	4,415	30,922	59	30,863
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/08/33	USD	500	14,239	6	14,233
3.50%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/33	USD	2,038	39,261	27	39,234
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/33	USD	3,000	50,388	40	50,348
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/19/33	USD	2,550	$36,187	$34	$36,153
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/01/33	USD	1,800	8,325	24	8,301
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/33	USD	4,000	20,553	54	20,499
4.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/27/33	USD	500	(12,940)	7	(12,947)
4.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/03/33	USD	300	(8,363)	4	(8,367)
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/28/34	USD	600	(1,352)	8	(1,360)
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/27/34	USD	500	(909)	7	(916)
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/23/34	USD	400	(4,790)	6	(4,796)
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/11/34	USD	500	(6,112)	7	(6,119)
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/26/34	USD	500	1,342	8	1,334
3.50%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/34	USD	500	13,987	7	13,980
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/34	USD	500	4,099	8	4,091
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/34	USD	400	5,738	7	5,731
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/21/35	USD	1,000	11,109	17	11,092
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/08/35	USD	1,500	32,335	24	32,311
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/15/35	USD	1,000	28,249	17	28,232
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/19/35	USD	1,000	19,457	17	19,440
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/25/36	USD	2,000	56,845	34	56,811
0.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/30/45	USD	80	35,493	29,516	5,977
4.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/16/45	USD	100	301	3	298
0.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/30/50	USD	10	5,116	4,104	1,012
4.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/16/50	USD	100	1,084	3	1,081
1.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/50	USD	15	7,330	5,753	1,577
								$5,191,976	$2,454,563	$2,737,413
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$2,454,563	$—	$3,534,620	$(797,207)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$3,534,620	$—	$3,534,620
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$797,207	$—	$797,207

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$(68,591)	$—	$(68,591)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$4,436,807	$—	$4,436,807
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$419,233,719
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$457,717,078	$—	$—	$457,717,078
Short-Term Securities
Money Market Funds	241,212,701	—	—	241,212,701
	$698,929,779	$—	$—	$698,929,779
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$3,534,620	$—	$3,534,620
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$—	$(797,207)	$—	$(797,207)
	$—	$2,737,413	$—	$2,737,413

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 92.7%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	3,191,813	$158,345,843
Total Investment Companies (Cost: $161,426,209)		158,345,843
Short-Term Securities
Money Market Funds — 48.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(a)(c)(d)	72,389,657	72,411,374
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(c)	10,520,000	10,520,000
Total Short-Term Securities — 48.6% (Cost: $82,931,458)		82,931,374
Total Investments in Securities — 141.3% (Cost: $244,357,667)		241,277,217
Liabilities in Excess of Other Assets — (41.3)%		(70,515,774)
Net Assets — 100.0%		$170,761,443

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,015,058	$50,408,415 (a)	$—	$(10,987)	$(1,112)	$72,411,374	72,389,657	$56,652 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,980,000	4,540,000 (a)	—	—	—	10,520,000	10,520,000	173,291	—
iShares 10+ Year Investment Grade Cor- porate Bond ETF	121,391,669	59,312,539	(17,069,027)	179,731	(5,469,069)	158,345,843	3,191,813	3,706,332	—
				$168,744	$(5,470,181)	$241,277,217		$3,936,275	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/12/26	USD	700	$(784)	$—	$(784)
2.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/04/27	USD	500	7,963	1	7,962
0.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/15/27	USD	2,335	102,082	107,819	(5,737)
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/11/28	USD	700	$6,425	$3	$6,422
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/16/28	USD	300	2,884	2	2,882
3.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/28	USD	1,506	17,768	10	17,758
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/29	USD	500	380	2	378
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/29	USD	600	(248)	4	(252)
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/08/29	USD	1,000	1,803	8	1,795
4.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/10/29	USD	200	(2,697)	1	(2,698)
4.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/24/29	USD	100	(1,531)	1	(1,532)
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/29	USD	200	(275)	2	(277)
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/02/30	USD	500	(5,655)	3	(5,658)
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/20/30	USD	200	(2,921)	2	(2,923)
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/21/30	USD	300	1,220	3	1,217
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/30	USD	221	1,296	2	1,294
0.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/19/30	USD	2,190	264,334	261,996	2,338
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/22/30	USD	1,000	13,895	9	13,886
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/13/31	USD	800	8,882	8	8,874
2.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/04/32	USD	2,230	197,839	24	197,815
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/32	USD	344	8,620	4	8,616
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/32	USD	401	10,641	5	10,636
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/15/32	USD	1,300	18,472	17	18,455
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/18/32	USD	750	10,684	9	10,675
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/22/33	USD	200	5,697	3	5,694
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/16/33	USD	100	1,881	1	1,880
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/34	USD	1,100	25,491	16	25,475
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/34	USD	500	8,275	7	8,268
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/34	USD	250	3,364	4	3,360
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/34	USD	300	3,930	4	3,926
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/34	USD	200	9,292	3	9,289
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/34	USD	500	4,727	7	4,720
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/35	USD	400	$2,836	$7	$2,829
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/21/35	USD	400	2,952	6	2,946
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/35	USD	200	3,609	3	3,606
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/35	USD	300	9,863	5	9,858
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/35	USD	510	16,153	8	16,145
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/35	USD	544	13,018	9	13,009
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/35	USD	138	2,856	3	2,853
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/35	USD	1,099	31,976	18	31,958
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/35	USD	464	13,655	7	13,648
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/36	USD	350	4,372	6	4,366
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/36	USD	2,000	22,306	33	22,273
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/14/36	USD	983	9,491	17	9,474
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/20/36	USD	300	2,779	5	2,774
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/22/36	USD	1,300	4,098	22	4,076
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/36	USD	700	14,368	12	14,356
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/20/36	USD	627	8,825	11	8,814
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/24/36	USD	220	896	4	892
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/08/36	USD	600	3,415	10	3,405
1.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/17/36	USD	9,285	1,721,054	1,442,446	278,608
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/08/38	USD	1,000	27,329	18	27,311
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/11/38	USD	600	19,652	11	19,641
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/39	USD	1,800	96,384	34	96,350
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/39	USD	800	34,629	15	34,614
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/39	USD	200	8,078	4	8,074
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/39	USD	150	5,675	2	5,673
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/01/39	USD	200	6,983	4	6,979
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/39	USD	100	3,511	2	3,509
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/39	USD	300	18,788	5	18,783
3.43%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/39	USD	200	13,909	4	13,905
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/39	USD	700	$20,464	$14	$20,450
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/40	USD	80	1,859	2	1,857
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/40	USD	200	3,757	4	3,753
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/40	USD	280	7,490	5	7,485
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/40	USD	110	4,572	3	4,569
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/40	USD	450	18,590	9	18,581
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/40	USD	193	6,549	4	6,545
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/06/40	USD	400	13,571	8	13,563
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/40	USD	301	9,470	6	9,464
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/40	USD	254	6,754	5	6,749
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/40	USD	600	16,610	12	16,598
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/40	USD	864	32,376	18	32,358
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/40	USD	388	15,080	8	15,072
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/40	USD	513	20,190	10	20,180
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/40	USD	227	7,919	4	7,915
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/03/40	USD	538	12,626	11	12,615
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/40	USD	416	7,638	8	7,630
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/41	USD	1,000	11,073	21	11,052
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/41	USD	1,250	17,870	26	17,844
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/41	USD	1,000	10,078	20	10,058
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/14/41	USD	1,500	13,697	31	13,666
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/28/41	USD	600	4,519	12	4,507
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/29/41	USD	228	1,658	512	1,146
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/41	USD	500	3,860	10	3,850
4.07%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/08/41	USD	400	3,507	8	3,499
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/41	USD	500	5,341	10	5,331
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/16/41	USD	309	4,428	6	4,422
1.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/10/41	USD	12,427	3,098,210	2,280,812	817,398
3.47%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/25/43	USD	200	18,458	4	18,454
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/43	USD	100	$6,871	$3	$6,868
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/08/43	USD	1,800	105,022	46	104,976
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/11/43	USD	400	26,317	11	26,306
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/43	USD	200	9,927	5	9,922
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/18/43	USD	100	4,203	(185)	4,388
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/44	USD	1,600	139,531	41	139,490
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/44	USD	800	59,331	20	59,311
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/44	USD	200	14,450	6	14,444
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/44	USD	280	18,771	7	18,764
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/24/44	USD	600	32,941	16	32,925
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/01/44	USD	200	12,483	5	12,478
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/44	USD	300	16,003	8	15,995
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/44	USD	200	10,293	6	10,287
3.71%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/44	USD	100	6,421	2	6,419
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/44	USD	200	11,031	5	11,026
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/44	USD	600	27,687	16	27,671
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/44	USD	270	25,583	7	25,576
3.43%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/44	USD	200	20,508	6	20,502
3.38%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/03/44	USD	400	43,521	11	43,510
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/44	USD	200	15,399	5	15,394
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/44	USD	750	38,939	20	38,919
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/44	USD	300	15,070	8	15,062
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/44	USD	300	12,893	8	12,885
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/45	USD	300	8,270	8	8,262
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/45	USD	300	11,503	8	11,495
4.01%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/45	USD	10	293	—	293
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/45	USD	400	14,438	11	14,427
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/45	USD	300	8,957	8	8,949
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/15/45	USD	400	4,763	11	4,752
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/05/45	USD	219	$2,061	$6	$2,055
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/23/45	USD	100	1,992	3	1,989
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/45	USD	270	9,817	7	9,810
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/45	USD	350	8,732	10	8,722
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/45	USD	222	5,141	6	5,135
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/45	USD	200	5,347	5	5,342
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/45	USD	180	8,831	5	8,826
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/45	USD	450	22,340	13	22,327
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/45	USD	158	8,191	4	8,187
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/45	USD	359	14,743	9	14,734
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/06/45	USD	600	24,784	17	24,767
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/45	USD	332	12,837	9	12,828
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/45	USD	336	10,880	9	10,871
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/45	USD	700	23,696	19	23,677
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/45	USD	668	30,366	18	30,348
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/45	USD	451	24,241	13	24,228
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/45	USD	366	17,305	10	17,295
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/45	USD	659	31,791	18	31,773
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/45	USD	300	10,999	9	10,990
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/45	USD	469	18,830	13	18,817
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/03/45	USD	940	24,628	26	24,602
4.09%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/45	USD	394	7,795	10	7,785
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/10/45	USD	900	15,084	25	15,059
4.09%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/15/45	USD	700	13,765	19	13,746
4.12%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/18/45	USD	750	11,531	21	11,510
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/07/46	USD	3,800	41,062	105	40,957
4.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/21/46	USD	1,286	6,318	36	6,282
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/02/46	USD	447	17,873	13	17,860
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/46	USD	600	5,673	17	5,656
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/46	USD	900	$11,880	$25	$11,855
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/46	USD	400	4,336	11	4,325
1.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/24/46	USD	4,300	1,561,824	1,118,755	443,069
1.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/46	USD	1,900	750,872	46	750,826
1.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/10/46	USD	1,550	601,916	43	601,873
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/27/48	USD	70	8,660	2	8,658
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/08/48	USD	1,900	170,673	58	170,615
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/49	USD	1,700	202,149	52	202,097
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/49	USD	750	77,648	23	77,625
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/49	USD	300	32,299	10	32,289
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/49	USD	200	20,181	6	20,175
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/49	USD	180	17,121	5	17,116
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/19/49	USD	300	24,143	9	24,134
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/01/49	USD	200	17,783	6	17,777
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/49	USD	300	28,650	9	28,641
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/49	USD	250	23,218	8	23,210
3.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/49	USD	320	39,760	10	39,750
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/49	USD	400	58,372	12	58,360
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/24/49	USD	200	27,223	6	27,217
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/03/49	USD	130	17,843	4	17,839
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/49	USD	200	25,438	6	25,432
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/49	USD	250	25,474	8	25,466
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/49	USD	600	44,185	19	44,166
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/13/50	USD	300	9,665	10	9,655
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/50	USD	300	13,679	10	13,669
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/50	USD	350	11,276	11	11,265
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/50	USD	129	3,960	4	3,956
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/50	USD	200	6,429	6	6,423
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/50	USD	100	5,579	3	5,576
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/50	USD	687	$40,757	$22	$40,735
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/50	USD	209	9,845	7	9,838
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/06/50	USD	200	9,595	6	9,589
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/50	USD	289	13,026	9	13,017
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/50	USD	700	27,540	23	27,517
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/50	USD	543	28,516	18	28,498
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/50	USD	219	11,266	7	11,259
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/50	USD	235	14,540	8	14,532
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/50	USD	398	21,793	13	21,780
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/50	USD	738	41,322	24	41,298
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/50	USD	300	12,779	10	12,769
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/50	USD	246	11,032	8	11,024
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/03/50	USD	1,124	32,548	36	32,512
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/50	USD	345	7,313	11	7,302
4.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/06/51	USD	1,220	7,250	39	7,211
4.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/51	USD	200	1,556	6	1,550
4.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/28/51	USD	2,000	14,575	64	14,511
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/51	USD	600	6,782	19	6,763
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/51	USD	600	9,327	20	9,307
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/51	USD	400	4,757	13	4,744
2.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/51	USD	11,085	3,798,087	2,309,911	1,488,176
3.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/06/53	USD	300	51,089	1,010	50,079
3.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/53	USD	200	33,019	7	33,012
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/53	USD	200	31,279	7	31,272
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/27/53	USD	100	15,458	4	15,454
3.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/53	USD	100	13,247	4	13,243
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/08/53	USD	1,400	159,803	48	159,755
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/11/53	USD	100	12,203	3	12,200
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/53	USD	200	20,853	7	20,846
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/18/53	USD	150	$14,423	$(248)	$14,671
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/31/53	USD	200	20,164	7	20,157
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/53	USD	120	9,518	4	9,514
3.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/54	USD	1,300	185,760	45	185,715
3.46%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/54	USD	550	69,597	19	69,578
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/54	USD	200	25,996	7	25,989
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/54	USD	150	18,504	6	18,498
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/54	USD	130	15,186	5	15,181
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/19/54	USD	300	29,842	10	29,832
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/23/54	USD	300	28,615	10	28,605
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/24/54	USD	200	20,010	7	20,003
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/01/54	USD	200	21,994	6	21,988
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/54	USD	200	23,553	7	23,546
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/54	USD	400	39,895	14	39,881
3.71%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/16/54	USD	350	29,861	12	29,849
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/08/54	USD	200	23,760	7	23,753
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/54	USD	150	17,230	5	17,225
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/54	USD	150	15,531	5	15,526
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/54	USD	350	32,071	12	32,059
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/54	USD	350	51,748	13	51,735
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/54	USD	300	51,233	10	51,223
3.26%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/24/54	USD	250	39,902	9	39,893
3.31%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/54	USD	150	22,827	5	22,822
3.26%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/03/54	USD	150	24,023	5	24,018
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/05/54	USD	200	29,659	7	29,652
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/54	USD	250	30,505	8	30,497
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/54	USD	600	54,464	21	54,443
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/54	USD	200	17,773	7	17,766
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/54	USD	200	16,296	7	16,289
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/06/54	USD	350	$38,358	$12	$38,346
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/55	USD	300	20,918	10	20,908
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/24/55	USD	250	19,266	9	19,257
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/55	USD	310	16,249	11	16,238
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/55	USD	250	15,061	9	15,052
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/55	USD	100	4,977	3	4,974
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/13/55	USD	200	8,095	7	8,088
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/15/55	USD	500	13,779	17	13,762
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/23/55	USD	100	3,635	3	3,632
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/55	USD	420	22,006	14	21,992
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/55	USD	280	10,553	10	10,543
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/11/55	USD	300	12,585	(372)	12,957
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/55	USD	350	12,825	13	12,812
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/55	USD	200	12,193	7	12,186
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/55	USD	250	15,725	9	15,716
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/55	USD	401	26,237	14	26,223
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/55	USD	250	13,068	9	13,059
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/06/55	USD	360	19,207	13	19,194
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/55	USD	195	9,828	7	9,821
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/55	USD	231	9,712	8	9,704
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/55	USD	500	21,905	18	21,887
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/55	USD	348	20,208	13	20,195
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/55	USD	282	15,970	10	15,960
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/55	USD	211	14,443	8	14,435
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/55	USD	286	17,401	10	17,391
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/55	USD	530	32,962	18	32,944
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/55	USD	400	18,989	14	18,975
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/55	USD	222	10,792	8	10,784
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/03/55	USD	701	21,915	25	21,890
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/55	USD	545	$12,277	$20	$12,257
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/30/55	USD	480	6,302	17	6,285
4.12%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/31/55	USD	1,000	16,345	35	16,310
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/56	USD	911	11,844	32	11,812
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/56	USD	2,100	14,640	74	14,566
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/23/56	USD	600	22,256	21	22,235
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/02/56	USD	605	26,795	22	26,773
4.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/06/56	USD	450	8,612	16	8,596
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/56	USD	400	7,069	14	7,055
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/16/56	USD	506	9,183	18	9,165
								$17,300,998	$7,525,691	$9,775,307
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$7,526,496	$(805)	$9,795,168	$(19,861)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$9,795,168	$—	$9,795,168
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$19,861	$—	$19,861

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$(191,578)	$—	$(191,578)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$4,251,281	$—	$4,251,281
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$170,855,688
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$158,345,843	$—	$—	$158,345,843
Short-Term Securities
Money Market Funds	82,931,374	—	—	82,931,374
	$241,277,217	$—	$—	$241,277,217
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$9,795,168	$—	$9,795,168
Liabilities
Interest Rate Contracts	—	(19,861)	—	(19,861)
	$—	$9,775,307	$—	$9,775,307

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 93.3%
iShares Core U.S. Aggregate Bond ETF(a)	49,298	$4,885,432
Total Investment Companies (Cost: $4,854,046)		4,885,432
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(b)	190,000	190,000
Total Short-Term Securities — 3.6% (Cost: $190,000)		190,000
Total Investments in Securities — 96.9% (Cost: $5,044,046)		5,075,432
Other Assets Less Liabilities — 3.1%		164,982
Net Assets — 100.0%		$5,240,414

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$110,000	$80,000 (a)	$—	$—	$—	$190,000	190,000	$2,497	$—
iShares Core U.S. Aggregate Bond ETF	4,956,421	—	—	—	(70,989)	4,885,432	49,298	96,875	—
				$—	$(70,989)	$5,075,432		$99,372	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/04/26	USD	10	$—	$—	$—
4.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/28/27	USD	200	(552)	—	(552)
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/03/27	USD	250	(611)	—	(611)
2.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/01/27	USD	15	143	—	143
2.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/27	USD	380	4,224	1	4,223
3.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/02/27	USD	10	88	—	88
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/28	USD	240	(1,116)	—	(1,116)
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/03/28	USD	160	$(783)	$—	$(783)
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/28	USD	170	(892)	—	(892)
2.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/01/29	USD	15	365	—	365
2.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/29	USD	320	8,753	2	8,751
2.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/29	USD	20	656	—	656
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/29	USD	10	31	—	31
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/29	USD	12	(143)	—	(143)
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/30/29	USD	10	27	—	27
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/30	USD	300	(3,364)	2	(3,366)
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/03/30	USD	185	(2,119)	2	(2,121)
3.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/30	USD	15	198	—	198
3.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/04/30	USD	10	143	—	143
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/15/30	USD	20	(12)	—	(12)
3.46%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/07/30	USD	15	136	—	136
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/20/30	USD	30	38	—	38
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/30	USD	135	(258)	1	(259)
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/07/30	USD	20	(246)	—	(246)
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/30	USD	34	491	—	491
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/04/30	USD	40	617	—	617
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/21/31	USD	50	(563)	—	(563)
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/31	USD	50	192	—	192
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/04/31	USD	20	(260)	1	(261)
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/08/31	USD	60	168	1	167
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/31	USD	20	(398)	1	(399)
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/19/31	USD	50	(373)	1	(374)
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/32	USD	25	(349)	—	(349)
2.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/01/32	USD	10	489	—	489
2.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/32	USD	210	11,331	3	11,328
2.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/32	USD	10	663	—	663
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/25/32	USD	10	$557	$—	$557
2.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/02/32	USD	10	486	—	486
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/30/32	USD	10	144	—	144
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/07/33	USD	55	714	—	714
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/33	USD	10	6	—	6
3.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/07/33	USD	20	507	—	507
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/33	USD	210	2,976	3	2,973
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/33	USD	15	218	28	190
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/07/33	USD	10	(50)	—	(50)
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/18/33	USD	20	(133)	7	(140)
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/26/34	USD	25	(149)	1	(150)
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/21/34	USD	20	(96)	—	(96)
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/11/34	USD	30	(249)	—	(249)
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/30/34	USD	30	1,188	1	1,187
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/34	USD	30	52	1	51
4.07%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/35	USD	65	(788)	1	(789)
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/11/35	USD	10	(38)	—	(38)
3.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/19/35	USD	20	245	—	245
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/04/35	USD	20	432	1	431
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/13/36	USD	25	408	—	408
2.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/37	USD	130	13,246	2	13,244
2.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/37	USD	10	1,224	1	1,223
2.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/25/37	USD	7	741	1	740
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/38	USD	140	7,052	2	7,050
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/38	USD	10	504	33	471
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/39	USD	35	1,167	1	1,166
4.12%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/40	USD	35	(16)	—	(16)
2.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/42	USD	125	19,542	3	19,539
2.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/42	USD	10	1,808	—	1,808
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/25/42	USD	10	$1,610	$—	$1,610
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/30/42	USD	5	429	—	429
3.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/43	USD	140	12,992	4	12,988
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/44	USD	10	770	—	770
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/07/46	USD	12	120	—	120
2.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/47	USD	105	22,059	3	22,056
2.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/05/47	USD	15	3,573	—	3,573
3.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/05/47	USD	10	1,651	—	1,651
3.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/17/48	USD	5	827	—	827
3.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/48	USD	130	17,448	4	17,444
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/48	USD	10	1,323	52	1,271
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/49	USD	10	1,068	—	1,068
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/49	USD	10	1,020	1	1,019
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/50	USD	20	620	1	619
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/50	USD	10	384	—	384
2.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/24/52	USD	3	737	—	737
2.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/52	USD	75	18,958	2	18,956
2.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/12/53	USD	10	2,135	1	2,134
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/24/53	USD	10	1,611	1	1,610
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/53	USD	70	11,724	2	11,722
3.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/53	USD	15	2,471	98	2,373
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/07/53	USD	10	883	—	883
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/54	USD	10	1,297	1	1,296
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/04/54	USD	5	390	1	389
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/30/54	USD	10	1,489	—	1,489
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/10/55	USD	35	2,359	2	2,357
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/55	USD	10	429	1	428
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/04/55	USD	10	321	—	321
								$179,110	$275	$178,835
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$275	$—	$192,410	$(13,575)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$192,410	$—	$192,410
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$13,575	$—	$13,575

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$7,239	$—	$7,239
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$76,738	$—	$76,738
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$5,015,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$4,885,432	$—	$—	$4,885,432
Short-Term Securities
Money Market Funds	190,000	—	—	190,000
	$5,075,432	$—	$—	$5,075,432
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$192,410	$—	$192,410
Liabilities
Interest Rate Contracts	—	(13,575)	—	(13,575)
	$—	$178,835	$—	$178,835

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
ASSETS
Investments, at value—affiliated(a)(b)	$98,830,670	$731,900,943	$698,929,779	$241,277,217
Cash	11,316	2,040,407	32,083	854,176
Cash pledged for centrally cleared swaps	3,034,000	—	8,038,000	855,000
Receivables:
Securities lending income—affiliated	21,072	148,119	160,642	11,587
Dividends—unaffiliated	122,288	—	—	—
Dividends—affiliated	1,650	76,887	49,613	29,245
Variation margin on centrally cleared swaps	17,232	64,483	—	180,253
Total assets	102,038,228	734,230,839	707,210,117	243,207,478
LIABILITIES
Collateral on securities loaned, at value	31,919,925	228,412,586	222,106,499	72,431,928
Payables:
Investment advisory fees	2,861	41,125	19,213	14,107
Variation margin on centrally cleared swaps	—	—	316,921	—
Total liabilities	31,922,786	228,453,711	222,442,633	72,446,035
Commitments and contingent liabilities
NET ASSETS	$70,115,442	$505,777,128	$484,767,484	$170,761,443
NET ASSETS CONSIST OF
Paid-in capital	$83,077,451	$496,600,999	$496,734,734	$161,741,536
Accumulated earnings (loss)	(12,962,009)	9,176,129	(11,967,250)	9,019,907
NET ASSETS	$70,115,442	$505,777,128	$484,767,484	$170,761,443
NET ASSET VALUE
Shares outstanding	2,650,000	5,450,000	5,600,000	7,000,000
Net asset value	$26.46	$92.80	$86.57	$24.39
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$101,072,984	$738,907,391	$692,310,047	$244,357,667
(b) Securities loaned, at value	$31,307,873	$224,022,880	$218,162,815	$70,545,519
See notes to financial statements.
Statements of Assets and Liabilities
50

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2026

iShares Interest Rate Hedged U.S. Aggregate Bond ETF
ASSETS
Investments, at value—affiliated(a)	$5,075,432
Cash	9,442
Cash pledged for centrally cleared swaps	157,000
Receivables:
Dividends—affiliated	492
Total assets	5,242,366
LIABILITIES
Payables:
Investment advisory fees	430
Variation margin on centrally cleared swaps	1,522
Total liabilities	1,952
Commitments and contingent liabilities
NET ASSETS	$5,240,414
NET ASSETS CONSIST OF
Paid-in capital	$5,803,178
Accumulated loss	(562,764)
NET ASSETS	$5,240,414
NET ASSET VALUE
Shares outstanding	200,000
Net asset value	$26.20
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—affiliated	$5,044,046
See notes to financial statements.
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,624,861	$12,659,683	$12,666,984	$3,879,623
Interest—unaffiliated	499	8,446	4,652	2,512
Securities lending income—affiliated—net	115,244	874,882	846,325	56,652
Total investment income	1,740,604	13,543,011	13,517,961	3,938,787
EXPENSES
Investment advisory	73,312	813,253	1,459,227	272,692
Total expenses	73,312	813,253	1,459,227	272,692
Less:
Investment advisory fees waived	(54,984)	(542,169)	(1,346,979)	(194,780)
Total expenses after fees waived	18,328	271,084	112,248	77,912
Net investment income	1,722,276	13,271,927	13,405,713	3,860,875
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(170,188)	(17,543)	(36,015)	(10,987)
In-kind redemptions—affiliated(a)	1,343,092	7,451,313	4,026,106	179,731
Swaps	45,082	542,824	(68,591)	(191,578)
	1,217,986	7,976,594	3,921,500	(22,834)
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	(2,855,494)	(19,295,943)	(6,358,875)	(5,470,181)
Swaps	566,778	12,257,195	4,436,807	4,251,281
	(2,288,716)	(7,038,748)	(1,922,068)	(1,218,900)
Net realized and unrealized gain (loss)	(1,070,730)	937,846	1,999,432	(1,241,734)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$651,546	$14,209,773	$15,405,145	$2,619,141
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
52

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2026

iShares Interest Rate Hedged U.S. Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$99,372
Interest—unaffiliated	120
Total investment income	99,492
EXPENSES
Investment advisory	3,375
Total expenses	3,375
Less:
Investment advisory fees waived	(779)
Total expenses after fees waived	2,596
Net investment income	96,896
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swaps	7,239
7,239
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	(70,989)
Swaps	76,738
5,749
Net realized and unrealized gain	12,988
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,884
See notes to financial statements.
53
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,722,276	$3,667,602	$13,271,927	$21,881,801
Net realized gain (loss)	1,217,986	(882,938)	7,976,594	3,522,833
Net change in unrealized appreciation (depreciation)	(2,288,716)	4,000,940	(7,038,748)	5,726,629
Net increase in net assets resulting from operations	651,546	6,785,604	14,209,773	31,131,263
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,740,471)(b)	(3,736,894)	(16,356,519)(b)	(30,717,664)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(33,107,696)	47,728,135	(23,935,847)	104,259,293
NET ASSETS
Total increase (decrease) in net assets	(34,196,621)	50,776,845	(26,082,593)	104,672,892
Beginning of period	104,312,063	53,535,218	531,859,721	427,186,829
End of period	$70,115,442	$104,312,063	$505,777,128	$531,859,721

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
54

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$13,405,713	$24,465,380	$3,860,875	$5,080,624
Net realized gain (loss)	3,921,500	4,024,728	(22,834)	7,404
Net change in unrealized appreciation (depreciation)	(1,922,068)	(299,050)	(1,218,900)	2,466,521
Net increase in net assets resulting from operations	15,405,145	28,191,058	2,619,141	7,554,549
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,559,172)(b)	(29,010,276)	(4,206,155)(b)	(6,585,723)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	47,520,548	101,433,890	43,291,880	34,808,256
NET ASSETS
Total increase in net assets	48,366,521	100,614,672	41,704,866	35,777,082
Beginning of period	436,400,963	335,786,291	129,056,577	93,279,495
End of period	$484,767,484	$436,400,963	$170,761,443	$129,056,577

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
55
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$96,896	$636,826
Net realized gain (loss)	7,239	(442,233)
Net change in unrealized appreciation (depreciation)	5,749	72,733
Net increase in net assets resulting from operations	109,884	267,326
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(109,627)(b)	(734,376)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	528,442
NET ASSETS
Total increase in net assets	257	61,392
Beginning of period	5,240,157	5,178,765
End of period	$5,240,414	$5,240,157

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
56

Financial Highlights
(For a share outstanding throughout each period)

	iShares Inflation Hedged Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$26.75	$26.11	$24.15	$24.57	$30.45	$27.66
Net investment income(a)	0.62	1.12	1.15	0.97	0.75	0.63
Net realized and unrealized gain (loss)(b)	(0.30)	0.70	1.98	(0.40)	(5.80)	2.82
Net increase (decrease) from investment operations	0.32	1.82	3.13	0.57	(5.05)	3.45
Distributions(c)
From net investment income	(0.61)(d)	(1.18)	(1.17)	(0.99)	(0.76)	(0.66)
From net realized gain	—	—	—	—	(0.07)	—
Total distributions	(0.61)	(1.18)	(1.17)	(0.99)	(0.83)	(0.66)
Net asset value, end of period	$26.46	$26.75	$26.11	$24.15	$24.57	$30.45
Total Return(e)
Based on net asset value	1.23%(f)	7.16%	13.14%	2.18%	(16.89)%	12.60%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses after fees waived	0.05%(h)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.70%(h)	4.28%	4.42%	3.83%	2.68%	2.14%
Supplemental Data
Net assets, end of period (000)	$70,115	$104,312	$53,535	$45,889	$56,515	$73,073
Portfolio turnover rate(i)	1%	4%	6%	5%	10%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
57
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$93.31	$92.87	$91.77	$89.66	$96.12	$91.84
Net investment income(a)	2.26	4.20	4.21	3.91	2.61	2.23
Net realized and unrealized gain (loss)(b)	(0.08)	2.21	4.59	4.54	(6.79)	3.68
Net increase (decrease) from investment operations	2.18	6.41	8.80	8.45	(4.18)	5.91
Distributions from net investment income(c)	(2.69)(d)	(5.97)	(7.70)	(6.34)	(2.28)	(1.63)
Net asset value, end of period	$92.80	$93.31	$92.87	$91.77	$89.66	$96.12
Total Return(e)
Based on net asset value	2.38%(f)	7.17%	9.91%	9.65%	(4.37)%	6.46%
Ratios to Average Net Assets(g)
Total expenses	0.30%(h)	0.30%	0.30%	0.30%	0.30%	0.30%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.90%(h)	4.53%	4.52%	4.26%	2.83%	2.33%
Supplemental Data
Net assets, end of period (000)	$505,777	$531,860	$427,187	$256,967	$744,181	$716,090
Portfolio turnover rate(i)	0%	2%	9%	28%	20%	5%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
58

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$86.42	$86.10	$82.34	$82.91	$87.69	$83.10
Net investment income(a)	2.55	5.09	5.03	5.05	4.50	3.81
Net realized and unrealized gain (loss)(b)	0.42	1.32	6.03	1.33	(4.92)	4.15
Net increase (decrease) from investment operations	2.97	6.41	11.06	6.38	(0.42)	7.96
Distributions from net investment income(c)	(2.82)(d)	(6.09)	(7.30)	(6.95)	(4.36)	(3.37)
Net asset value, end of period	$86.57	$86.42	$86.10	$82.34	$82.91	$87.69
Total Return(e)
Based on net asset value	3.51%(f)	7.73%	13.99%	7.97%	(0.43)%	9.70%
Ratios to Average Net Assets(g)
Total expenses	0.65%(h)	0.65%	0.65%	0.65%	0.65%	0.65%
Total expenses after fees waived	0.05%(h)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	5.97%(h)	5.91%	5.91%	6.11%	5.32%	4.37%
Supplemental Data
Net assets, end of period (000)	$484,767	$436,401	$335,786	$164,670	$111,928	$135,920
Portfolio turnover rate(i)	0%	1%	1%	5%	10%	1%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
59
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$24.58	$24.23	$23.68	$22.57	$25.33	$23.48
Net investment income(a)	0.60	1.18	1.13	1.05	0.77	0.68
Net realized and unrealized gain (loss)(b)	(0.11)	0.72	1.21	1.69	(2.66)	1.66
Net increase (decrease) from investment operations	0.49	1.90	2.34	2.74	(1.89)	2.34
Distributions(c)
From net investment income	(0.68)(d)	(1.55)	(1.79)	(1.63)	(0.67)	(0.46)
From net realized gain	—	—	—	—	(0.20)	(0.03)
Total distributions	(0.68)	(1.55)	(1.79)	(1.63)	(0.87)	(0.49)
Net asset value, end of period	$24.39	$24.58	$24.23	$23.68	$22.57	$25.33
Total Return(e)
Based on net asset value	2.02%(f)	8.16%	10.15%	12.41%	(7.59)%	10.01%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.96%(h)	4.86%	4.63%	4.47%	3.18%	2.69%
Supplemental Data
Net assets, end of period (000)	$170,761	$129,057	$93,279	$65,120	$102,710	$830,793
Portfolio turnover rate(i)	0%	7%	13%	87%	42%	14%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
60

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$26.20	$25.89	$25.49	$25.17	$25.19
Net investment income(b)	0.48	0.97	0.88	0.71	0.17
Net realized and unrealized gain (loss)(c)	0.07	0.57	0.89	0.68	(0.08)
Net increase from investment operations	0.55	1.54	1.77	1.39	0.09
Distributions from net investment income(d)	(0.55)(e)	(1.23)	(1.37)	(1.07)	(0.11)
Net asset value, end of period	$26.20	$26.20	$25.89	$25.49	$25.17
Total Return(f)
Based on net asset value	2.12%(g)	6.12%	7.10%	5.60%	0.32%(g)
Ratios to Average Net Assets(h)
Total expenses	0.13%(i)	0.13%	0.13%	0.13%	0.13%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%	0.10%(i)
Net investment income	3.73%(i)	3.75%	3.41%	2.76%	1.84%(i)
Supplemental Data
Net assets, end of period (000)	$5,240	$5,240	$5,179	$5,098	$2,517
Portfolio turnover rate(j)	0%	2%	2%	8%	14%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
61
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Inflation Hedged Corporate Bond	Diversified
Interest Rate Hedged Corporate Bond	Diversified
Interest Rate Hedged High Yield Bond	Diversified
Interest Rate Hedged Long-Term Corporate Bond	Diversified
Interest Rate Hedged U.S. Aggregate Bond	Diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
Notes to Financial Statements
62

Notes to Financial Statements (unaudited) (continued)
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
63
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Inflation Hedged Corporate Bond
Citigroup Global Markets, Inc.	$13,801,092	$(13,801,092)	$—	$—
J.P. Morgan Securities LLC	17,506,781	(17,506,781)	—	—
	$31,307,873	$(31,307,873)	$—	$—
Interest Rate Hedged Corporate Bond
Citigroup Global Markets, Inc.	$71,364,346	$(71,364,346)	$—	$—
J.P. Morgan Securities LLC	142,977,741	(142,977,741)	—	—
Morgan Stanley	5,226,324	(5,226,324)	—	—
Wells Fargo Securities LLC	4,454,469	(4,454,469)	—	—
	$224,022,880	$(224,022,880)	$—	$—
Interest Rate Hedged High Yield Bond
Barclays Capital, Inc.	$43,749,066	$(43,749,066)	$—	$—
Citigroup Global Markets, Inc.	1,349,982	(1,349,982)	—	—
Goldman Sachs & Co. LLC	44,403,760	(44,403,760)	—	—
J.P. Morgan Securities LLC	63,560,727	(63,560,727)	—	—
Morgan Stanley	16,879,800	(16,879,800)	—	—
Toronto-Dominion Bank	48,219,480	(48,219,480)	—	—
	$218,162,815	$(218,162,815)	$—	$—
Interest Rate Hedged Long-Term Corporate Bond
J.P. Morgan Securities LLC	$52,651,837	$(52,651,837)	$—	$—
Wells Fargo Securities LLC	17,893,682	(17,893,682)	—	—
	$70,545,519	$(70,545,519)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap.  Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.  Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the
Notes to Financial Statements
64

Notes to Financial Statements (unaudited) (continued)
Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
The iShares Inflation Hedged Corporate Bond ETF uses inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged High Yield Bond ETF and iShares Interest Rate Hedged Corporate Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
65
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Inflation Hedged Corporate Bond	0.20%
Interest Rate Hedged Corporate Bond	0.30
Interest Rate Hedged High Yield Bond	0.65
Interest Rate Hedged Long-Term Corporate Bond	0.35
Interest Rate Hedged U.S. Aggregate Bond	0.13
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.05%.
For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.
For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.
For the iShares Interest Rate Hedged Long-Term Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 10+ Year Investment Grade Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.
For the iShares Interest Rate Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares Core U.S. Aggregate Bond ETF (“AGG”), after taking into account any fee waivers by AGG, plus 0.10%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Inflation Hedged Corporate Bond	$54,984
Interest Rate Hedged Corporate Bond	542,169
Interest Rate Hedged High Yield Bond	1,346,979
Interest Rate Hedged Long-Term Corporate Bond	194,780
Interest Rate Hedged U.S. Aggregate Bond	779
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity
Notes to Financial Statements
66

Notes to Financial Statements (unaudited) (continued)
fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and  the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Inflation Hedged Corporate Bond	$31,033
Interest Rate Hedged Corporate Bond	228,579
Interest Rate Hedged High Yield Bond	219,125
Interest Rate Hedged Long-Term Corporate Bond	20,265
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Inflation Hedged Corporate Bond	$1,325,483	$884,309
Interest Rate Hedged Long-Term Corporate Bond	2,344,034	—
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Inflation Hedged Corporate Bond	$6,271,464	$37,567,820
Interest Rate Hedged Corporate Bond	218,289,817	239,168,569
Interest Rate Hedged High Yield Bond	122,878,888	77,763,352
Interest Rate Hedged Long-Term Corporate Bond	56,968,504	17,069,027
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
67
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Inflation Hedged Corporate Bond	$(13,374,078)
Interest Rate Hedged Corporate Bond	(22,218,159)
Interest Rate Hedged High Yield Bond	(26,971,132)
Interest Rate Hedged Long-Term Corporate Bond	(6,484,552)
Interest Rate Hedged U.S. Aggregate Bond	(766,760)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Hedged Corporate Bond	$103,048,043	$3,407,140	$(4,218,217)	$(811,077)
Interest Rate Hedged Corporate Bond	732,361,834	26,251,570	(574,674)	25,676,896
Interest Rate Hedged High Yield Bond	689,895,660	12,568,739	(797,207)	11,771,532
Interest Rate Hedged Long-Term Corporate Bond	235,316,863	15,755,522	(19,861)	15,735,661
Interest Rate Hedged U.S. Aggregate Bond	5,050,682	223,796	(20,211)	203,585
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including
Notes to Financial Statements
68

Notes to Financial Statements (unaudited) (continued)
the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
Inflation Hedged Corporate Bond
Shares sold	250,000	$6,625,766	1,950,000	$50,322,232
Shares redeemed	(1,500,000)	(39,733,462)	(100,000)	(2,594,097)
	(1,250,000)	$(33,107,696)	1,850,000	$47,728,135
Interest Rate Hedged Corporate Bond
Shares sold	2,450,000	$228,054,305	2,500,000	$232,188,315
Shares redeemed	(2,700,000)	(251,990,152)	(1,400,000)	(127,929,022)
	(250,000)	$(23,935,847)	1,100,000	$104,259,293
Interest Rate Hedged High Yield Bond
Shares sold	1,500,000	$129,199,477	2,050,000	$177,230,903
Shares redeemed	(950,000)	(81,678,929)	(900,000)	(75,797,013)
	550,000	$47,520,548	1,150,000	$101,433,890
Interest Rate Hedged Long-Term Corporate Bond
Shares sold	2,500,000	$61,523,323	2,900,000	$70,978,280
Shares redeemed	(750,000)	(18,231,443)	(1,500,000)	(36,170,024)
	1,750,000	$43,291,880	1,400,000	$34,808,256
Interest Rate Hedged U.S. Aggregate Bond
Shares sold	—	$—	1,700,000	$44,193,577
Shares redeemed	—	—	(1,700,000)	(43,665,135)
	—	$—	—	$528,442
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
69
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On June 11, 2026, the Board approved the liquidation of iShares Interest Rate Hedged U.S. Aggregate Bond ETF. Accordingly, after market close on or about August 12, 2026, the Fund will no longer accept creation and redemption orders. Trading in the Fund will be halted prior to market open on or about August 13, 2026 and proceeds of the liquidation are scheduled to be sent to shareholders on or about August 17, 2026.
Notes to Financial Statements
70

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
71
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
72

Additional Financial Information
Schedules of Investments (Unaudited)
April 30, 2026
Statements of Assets and Liabilities (Unaudited)
April 30, 2026
iShares Trust
iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca
iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca
73
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
3.38%, 03/01/41	$407	$301,050
5.40%, 10/01/48	254	223,000
		524,050
Aerospace & Defense — 2.7%
Airbus SE, 3.95%, 04/10/47(a)	755	591,418
BAE Systems Holdings, Inc., 4.75%, 10/07/44(a)	494	443,324
BAE Systems PLC
3.00%, 09/15/50(a)	992	652,980
5.50%, 03/26/54(a)	685	670,352
5.80%, 10/11/41(a)	297	307,556
Boeing Co.(The)
3.38%, 06/15/46	695	479,139
3.50%, 03/01/39	369	297,796
3.50%, 03/01/45	180	126,243
3.55%, 03/01/38	358	296,632
3.63%, 03/01/48	760	532,144
3.65%, 03/01/47	679	479,833
3.75%, 02/01/50	1,390	993,714
3.83%, 03/01/59	355	238,923
3.85%, 11/01/48	735	530,555
3.90%, 05/01/49	1,143	839,902
3.95%, 08/01/59	954	662,625
5.71%, 05/01/40	2,843	2,870,537
5.81%, 05/01/50	5,653	5,508,583
5.88%, 02/15/40	447	452,838
5.93%, 05/01/60	3,207	3,105,029
6.63%, 02/15/38(b)	636	694,879
6.86%, 05/01/54	2,113	2,347,200
6.88%, 03/15/39	359	397,809
7.01%, 05/01/64	1,615	1,803,924
Embraer Netherlands Finance BV, 5.40%, 01/09/38	330	320,843
General Dynamics Corp.
2.85%, 06/01/41	317	235,467
3.60%, 11/15/42	446	356,932
4.25%, 04/01/40	771	692,059
4.25%, 04/01/50(b)	743	622,277
General Electric Co.
4.35%, 05/01/50(b)	466	390,605
4.50%, 03/11/44	344	304,905
5.88%, 01/14/38(b)	875	931,740
6.15%, 08/07/37	266	285,218
6.88%, 01/10/39	645	743,728
Honeywell Aerospace, Inc.
5.62%, 03/16/46(a)	1,780	1,750,679
5.73%, 03/16/56(a)	2,530	2,488,369
5.85%, 03/16/66(a)	2,040	2,007,987
Howmet Aerospace, Inc., 5.95%, 02/01/37(b)	620	658,662
L3Harris Technologies, Inc.
5.05%, 04/27/45	432	398,882
5.50%, 08/15/54	560	535,121
5.60%, 07/31/53	349	338,924
6.15%, 12/15/40	395	418,348
Lockheed Martin Corp.
2.80%, 06/15/50	751	468,708
3.80%, 03/01/45	941	741,314
4.07%, 12/15/42(b)	1,090	919,965
4.09%, 09/15/52	1,225	954,038
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 06/15/53	$723	$565,970
4.30%, 06/15/62	714	552,633
4.50%, 05/15/36(b)	506	490,588
4.70%, 05/15/46	1,282	1,136,503
5.20%, 02/15/55(b)	980	905,230
5.20%, 02/15/64(b)	820	741,965
5.70%, 11/15/54	1,297	1,285,915
5.72%, 06/01/40(b)	320	337,042
5.90%, 11/15/63	705	714,404
Series B, 6.15%, 09/01/36	495	538,318
Northrop Grumman Corp.
3.85%, 04/15/45	459	360,286
4.03%, 10/15/47	2,249	1,769,532
4.75%, 06/01/43	986	890,500
4.95%, 03/15/53(b)	943	834,431
5.05%, 11/15/40	210	202,768
5.15%, 05/01/40(b)	507	497,451
5.20%, 06/01/54(b)	922	845,730
5.25%, 05/01/50(b)	888	826,010
RTX Corp.
2.82%, 09/01/51	941	574,076
3.03%, 03/15/52	789	501,390
3.13%, 07/01/50	1,225	805,693
3.75%, 11/01/46	1,200	909,715
4.05%, 05/04/47	729	576,518
4.15%, 05/15/45	718	586,512
4.20%, 12/15/44(b)	310	250,482
4.35%, 04/15/47	990	819,027
4.45%, 11/16/38	898	829,124
4.50%, 06/01/42	3,222	2,855,684
4.63%, 11/16/48	1,839	1,565,768
4.70%, 12/15/41	300	272,810
4.80%, 12/15/43	374	334,841
4.88%, 10/15/40(b)	662	625,733
5.38%, 02/27/53	1,070	1,006,211
5.70%, 04/15/40	515	528,332
6.05%, 06/01/36(b)	330	354,982
6.13%, 07/15/38	730	783,871
6.40%, 03/15/54	1,798	1,937,255
		71,502,006
Agriculture — 1.3%
Altria Group, Inc.
3.40%, 02/04/41	1,541	1,170,088
3.70%, 02/04/51	1,259	866,485
3.88%, 09/16/46	1,366	1,006,360
4.00%, 02/04/61	978	684,588
4.25%, 08/09/42	782	638,851
4.45%, 05/06/50	533	418,179
4.50%, 05/02/43	611	509,750
5.38%, 01/31/44(b)	1,639	1,528,972
5.80%, 02/14/39	2,006	2,023,177
5.95%, 02/14/49	2,204	2,148,707
6.20%, 02/14/59(b)	363	356,058
Archer-Daniels-Midland Co.
2.70%, 09/15/51	625	373,787
3.75%, 09/15/47	314	237,473
4.02%, 04/16/43	388	317,607
4.50%, 03/15/49	514	434,061
4.54%, 03/26/42	426	377,535
5.77%, 03/01/41(c)	251	257,854

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
BAT Capital Corp.
3.73%, 09/25/40	$497	$397,117
3.98%, 09/25/50	225	162,364
4.39%, 08/15/37	2,492	2,269,314
4.54%, 08/15/47	1,986	1,618,716
4.76%, 09/06/49	902	749,689
5.28%, 04/02/50	395	350,278
5.65%, 03/16/52	583	542,135
6.25%, 08/15/55	400	403,272
7.08%, 08/02/43	787	869,307
7.08%, 08/02/53(b)	918	1,015,920
Cargill, Inc.
3.13%, 05/25/51(a)	815	536,708
3.88%, 05/23/49(a)(b)	158	121,061
4.38%, 04/22/52(a)(b)	468	379,476
4.76%, 11/23/45(a)	589	525,565
5.38%, 10/23/55(a)	650	608,895
Imperial Brands Finance PLC, 6.38%, 07/01/55(a)	395	397,512
Philip Morris International, Inc.
3.88%, 08/21/42	679	548,823
4.13%, 03/04/43	798	663,272
4.25%, 11/10/44	1,114	922,894
4.38%, 11/15/41	711	620,609
4.50%, 03/20/42	557	488,164
4.88%, 11/15/43	726	654,939
6.38%, 05/16/38	1,658	1,811,278
Reynolds American, Inc.
5.85%, 08/15/45	2,106	2,043,395
6.15%, 09/15/43	396	398,980
7.25%, 06/15/37	501	569,578
		33,018,793
Apparel — 0.1%
NIKE, Inc.
3.25%, 03/27/40	691	547,126
3.38%, 11/01/46(b)	779	558,032
3.38%, 03/27/50(b)	1,289	892,344
3.63%, 05/01/43	275	214,600
3.88%, 11/01/45	1,152	900,454
		3,112,556
Auto Manufacturers — 0.4%
Cummins, Inc.
2.60%, 09/01/50	804	478,588
4.88%, 10/01/43	462	431,545
5.45%, 02/20/54(b)	867	838,726
Ford Motor Co.
4.75%, 01/15/43	1,932	1,492,189
5.29%, 12/08/46(b)	929	747,164
7.40%, 11/01/46	500	516,434
General Motors Co.
5.15%, 04/01/38	1,583	1,500,203
5.20%, 04/01/45	1,351	1,182,436
5.40%, 04/01/48(b)	956	843,211
5.95%, 04/01/49(b)	862	813,492
6.25%, 10/02/43	1,509	1,496,358
6.75%, 04/01/46	547	570,315
		10,910,661
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	1,624	974,315
4.15%, 05/01/52(b)	1,302	947,188
Security	Par (000)	Value
Auto Parts & Equipment (continued)
BorgWarner, Inc., 4.38%, 03/15/45(b)	$405	$331,066
Lear Corp.
3.55%, 01/15/52	275	180,841
5.25%, 05/15/49(b)	612	545,658
		2,979,068
Banks — 8.3%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	6,013	4,320,421
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	792	487,333
2.97%, 07/21/52, (1-day SOFR + 1.56%)(b)(d)	1,332	846,527
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	3,314	2,539,277
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(d)	867	671,919
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	2,501	2,180,482
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	4,709	3,672,164
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	3,303	3,006,802
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	1,733	1,413,392
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	1,424	1,190,659
4.88%, 04/01/44	555	510,098
5.00%, 01/21/44	1,835	1,715,518
5.88%, 02/07/42	1,434	1,478,280
6.11%, 01/29/37	2,922	3,067,271
7.75%, 05/14/38	2,312	2,764,525
Series L, 4.75%, 04/21/45(b)	600	523,892
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	596	416,375
Bank of America N.A., 6.00%, 10/15/36	1,591	1,679,606
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	767	571,200
3.81%, 03/10/42, (1-year CMT + 1.70%)(b)(d)	1,935	1,513,463
4.95%, 01/10/47	1,031	918,359
5.25%, 08/17/45(b)	1,243	1,160,391
5.86%, 08/11/46, (1-day SOFR + 1.83%)(d)	1,150	1,139,200
6.04%, 03/12/55, (1-day SOFR + 2.42%)(d)	343	351,677
BNP Paribas SA, 2.82%, 01/26/41(a)	255	179,549
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.95%)(a)(d)	770	569,313
6.35%, 01/13/47, (1-day SOFR + 2.11%)(a)(d)	770	743,109
6.92%, 01/14/46, (1-day SOFR + 2.61%)(a)(d)	475	485,518
Citigroup, Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(d)	1,418	1,022,680
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(d)	2,265	1,959,468
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(d)	689	561,149
4.65%, 07/30/45	916	803,913
4.65%, 07/23/48	2,054	1,778,935
4.75%, 05/18/46	1,808	1,529,606
5.30%, 05/06/44	810	752,063
5.32%, 03/26/41, (1-day SOFR + 4.55%)(b)(d)	1,644	1,600,181
5.61%, 03/04/56, (1-day SOFR + 1.75%)(d)	1,410	1,362,160
5.88%, 01/30/42	894	914,653
6.13%, 08/25/36	788	818,065
6.68%, 09/13/43	875	939,967
6.88%, 03/05/38(b)	374	420,372
6.88%, 02/15/98	284	319,713

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
8.13%, 07/15/39	$1,750	$2,190,043
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	217	165,643
3.74%, 09/12/39(a)	2,460	2,018,369
3.90%, 07/12/47(a)	1,044	826,987
4.32%, 01/10/48(a)	962	772,069
5.93%, 03/14/46, (1-year CMT + 1.32%)(a)(d)	1,105	1,102,112
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,333	1,309,063
5.25%, 08/04/45(b)	1,062	977,750
5.75%, 12/01/43	1,137	1,107,012
5.80%, 09/30/2110(a)(b)	195	190,900
Credit Agricole SA, 2.81%, 01/11/41(a)	540	379,029
Fifth Third Bancorp, 8.25%, 03/01/38	323	389,725
Goldman Sachs Group, Inc.(The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	1,776	1,267,873
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	2,578	1,928,391
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	2,256	1,709,446
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(d)	2,082	1,821,463
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,306	1,175,711
4.75%, 10/21/45	2,065	1,799,182
4.80%, 07/08/44	2,213	1,969,552
5.15%, 05/22/45	2,203	1,999,737
5.54%, 01/21/47, (1-day SOFR + 1.32%)(d)	4,425	4,231,392
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	3,230	3,108,650
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	2,245	2,189,640
6.25%, 02/01/41	2,356	2,491,917
6.45%, 05/01/36	486	518,059
6.75%, 10/01/37	5,026	5,458,386
HSBC Bank USA N.A, 7.00%, 01/15/39	665	747,050
HSBC Holdings PLC
5.25%, 03/14/44(b)	1,156	1,088,346
6.10%, 01/14/42(b)	518	547,178
6.33%, 03/09/44, (1-day SOFR + 2.65%)(d)	2,332	2,469,316
6.50%, 05/02/36(b)	753	799,434
6.50%, 09/15/37	2,965	3,166,068
6.80%, 06/01/38	1,560	1,698,935
HSBC USA, Inc., 7.20%, 07/15/97(b)	487	560,209
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(a)(d)	970	825,240
7.78%, 06/20/54, (1-year CMT + 3.90%)(a)(d)	1,233	1,429,758
7.80%, 11/28/53(a)	1,279	1,520,491
Series NR, 4.70%, 09/23/49(a)	25	20,403
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	1,833	1,284,745
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(d)	1,845	1,411,138
3.11%, 04/22/51, (1-day SOFR + 2.44%)(d)	2,481	1,630,405
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	2,215	1,673,224
3.33%, 04/22/52, (1-day SOFR + 1.58%)(d)	2,540	1,729,784
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	2,586	2,279,528
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	1,842	1,420,782
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	3,524	2,752,810
Security	Par (000)	Value
Banks (continued)
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)(d)	$1,728	$1,363,536
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	2,107	1,728,972
4.85%, 02/01/44	1,113	1,013,376
4.95%, 06/01/45	1,984	1,809,591
5.40%, 01/06/42	1,347	1,327,224
5.50%, 10/15/40	1,214	1,239,247
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	2,525	2,487,917
5.60%, 07/15/41	2,041	2,073,815
5.63%, 08/16/43	1,403	1,400,232
6.40%, 05/15/38	2,662	2,937,955
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	854	620,042
4.34%, 01/09/48(b)	589	473,696
5.30%, 12/01/45(b)	524	482,411
5.67%, 02/10/47, (1-year CMT + 0.82%)(d)	1,210	1,176,847
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/39	975	823,163
4.15%, 03/07/39(b)	584	525,424
4.29%, 07/26/38(b)	184	170,581
5.87%, 04/21/47, (1-year CMT + 0.98%)(d)	225	225,086
Mizuho Bank Ltd., 5.77%, 04/16/46(a)	955	947,271
Mizuho Financial Group, Inc., 5.05%, 05/12/37, (1-year CMT + 0.85%)(d)	115	112,841
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(d)	1,629	994,491
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	1,533	1,162,151
3.97%, 07/22/38(d)	2,503	2,197,613
4.30%, 01/27/45	2,095	1,751,687
4.38%, 01/22/47	1,938	1,606,827
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,528	1,409,826
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	2,440	2,321,838
5.60%, 03/24/51, (1-day SOFR + 4.84%)(d)	1,389	1,344,682
5.90%, 03/13/47, (1-day SOFR + 1.78%)(d)	3,180	3,185,889
6.38%, 07/24/42	1,437	1,548,227
MUFG Bank Ltd., 4.70%, 03/10/44(a)	200	179,080
National Australia Bank Ltd., 2.65%, 01/14/41(a)	310	216,678
NatWest Group PLC, 5.91%, 03/03/47, (1-year CMT + 1.30%)(d)	1,220	1,181,841
Regions Bank/Birmingham, 6.45%, 06/26/37	250	262,432
Regions Financial Corp., 7.38%, 12/10/37	185	210,089
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(a)	200	182,689
Societe Generale SA
3.63%, 03/01/41(a)	573	416,131
4.03%, 01/21/43, (1-year CMT + 1.90%)(a)(d)	300	224,344
5.63%, 11/24/45(a)	200	184,132
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(d)	1,090	1,126,394
7.37%, 01/10/53(a)	747	792,164
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	1,247	1,155,306
5.70%, 03/26/44(a)(b)	1,536	1,478,801
5.71%, 03/05/47, (1-year CMT + 1.10%)(a)(d)	950	910,926
7.01%(a)(d)(e)	25	25,625
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	310	211,512
2.93%, 09/17/41	818	586,786
3.05%, 01/14/42	375	278,406
5.57%, 01/15/47, (1-day SOFR + 1.36%)(d)	705	683,269

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	$1,255	$1,224,299
5.84%, 07/09/44	785	780,187
6.18%, 07/13/43(b)	913	962,199
UBS AG/London, 4.50%, 06/26/48	714	605,784
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	1,282	945,594
4.88%, 05/15/45	1,693	1,518,714
5.20%, 08/10/37, (1-day SOFR + 1.34%)(a)(d)	1,595	1,564,041
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(a)(d)	1,280	1,216,342
5.53%, 05/06/47, (1-day SOFR + 1.49%)(a)(d)	1,005	963,760
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	3,241	2,441,992
3.90%, 05/01/45	2,393	1,880,880
4.40%, 06/14/46	1,822	1,462,556
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	2,553	2,115,294
4.65%, 11/04/44	2,046	1,721,094
4.75%, 12/07/46	2,024	1,707,822
4.90%, 11/17/45	2,179	1,888,459
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	5,243	4,642,712
5.38%, 11/02/43	2,039	1,906,415
5.43%, 01/23/47, (1-day SOFR + 1.23%)(d)	3,370	3,204,135
5.61%, 01/15/44	2,593	2,483,313
5.95%, 12/01/86	566	582,898
Wells Fargo Bank NA
5.85%, 02/01/37	1,070	1,108,387
5.95%, 08/26/36	705	733,242
6.60%, 01/15/38(b)	1,625	1,781,134
Westpac Banking Corp.
2.96%, 11/16/40(b)	221	163,651
3.13%, 11/18/41	434	319,802
4.42%, 07/24/39	227	203,828
		217,949,787
Beverages — 2.3%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	8,429	7,624,822
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	265	217,154
4.63%, 02/01/44	714	632,109
4.90%, 02/01/46	1,317	1,185,134
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/42	394	316,884
4.35%, 06/01/40(b)	1,265	1,124,688
4.38%, 04/15/38	1,300	1,211,283
4.44%, 10/06/48	1,647	1,389,952
4.50%, 06/01/50(b)	840	741,052
4.60%, 04/15/48(b)	350	301,743
4.60%, 06/01/60(b)	285	228,892
4.75%, 04/15/58(b)	430	367,191
4.95%, 01/15/42	1,520	1,425,627
5.45%, 01/23/39(b)	3,145	3,200,237
5.55%, 01/23/49	3,913	3,819,484
5.80%, 01/23/59(b)	1,977	1,990,982
8.00%, 11/15/39	1,096	1,372,801
8.20%, 01/15/39	1,823	2,295,025
Bacardi Ltd.
5.15%, 05/15/38(a)	374	347,630
5.30%, 05/15/48(a)	563	491,151
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)(b)	363	343,868
Security	Par (000)	Value
Beverages (continued)
Brown-Forman Corp.
3.75%, 01/15/43	$215	$165,319
4.00%, 04/15/38(b)	385	336,861
4.50%, 07/15/45(b)	420	347,014
Coca-Cola Co.(The)
2.50%, 06/01/40	1,095	803,548
2.50%, 03/15/51(b)	1,424	836,321
2.60%, 06/01/50	1,446	879,604
2.75%, 06/01/60	987	563,110
2.88%, 05/05/41	527	398,394
3.00%, 03/05/51	1,559	1,021,757
4.20%, 03/25/50	437	356,131
5.20%, 01/14/55(b)	1,270	1,198,946
5.30%, 05/13/54	1,030	983,735
5.40%, 05/13/64	1,820	1,732,479
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	424	404,280
Constellation Brands, Inc.
3.75%, 05/01/50	473	342,284
4.10%, 02/15/48(b)	529	406,903
4.50%, 05/09/47	429	352,842
5.25%, 11/15/48(b)	529	479,415
Diageo Capital PLC
3.88%, 04/29/43	443	350,961
5.88%, 09/30/36	706	747,338
Diageo Investment Corp., 4.25%, 05/11/42(b)	465	396,286
Embotelladora Andina SA, 3.95%, 01/21/50(a)	20	15,300
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	1,020	746,626
4.38%, 05/10/43	304	263,359
Heineken NV
4.00%, 10/01/42(a)	446	366,987
4.35%, 03/29/47(a)	475	390,156
Keurig Dr Pepper, Inc.
3.35%, 03/15/51	432	277,838
3.80%, 05/01/50	652	458,130
4.42%, 12/15/46	339	266,675
4.50%, 11/15/45	490	399,723
4.50%, 04/15/52(b)	1,006	789,166
5.09%, 05/25/48	725	626,587
Maple Parent Holdings Corp., 6.63%, 03/26/56(a)(b)	445	450,539
Molson Coors Beverage Co.
4.20%, 07/15/46	1,575	1,236,211
5.00%, 05/01/42	1,038	938,199
PepsiCo, Inc.
2.63%, 10/21/41	1,077	769,749
2.75%, 10/21/51	716	439,409
2.88%, 10/15/49	880	566,355
3.38%, 07/29/49	396	279,383
3.45%, 10/06/46	817	604,914
3.50%, 03/19/40	360	298,840
3.60%, 08/13/42	550	440,209
3.63%, 03/19/50	774	570,449
3.88%, 03/19/60	539	396,672
4.00%, 03/05/42	499	420,855
4.00%, 05/02/47	515	410,881
4.20%, 07/18/52	730	586,625
4.25%, 10/22/44	260	221,096
4.45%, 04/14/46	1,169	1,011,983
4.60%, 07/17/45	335	295,016
4.65%, 02/15/53(b)	374	323,624

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.88%, 11/01/40	$433	$416,384
5.25%, 07/17/54	650	621,553
5.50%, 01/15/40	505	518,627
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)(b)	304	178,870
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	723	695,786
		61,024,013
Biotechnology — 1.7%
Amgen, Inc.
2.77%, 09/01/53	920	538,756
2.80%, 08/15/41	377	271,479
3.00%, 01/15/52(b)	513	328,433
3.15%, 02/21/40	1,349	1,048,169
3.38%, 02/21/50	1,013	709,204
4.20%, 02/22/52	794	615,089
4.40%, 05/01/45	1,890	1,592,405
4.40%, 02/22/62(b)	1,209	932,695
4.56%, 06/15/48	1,372	1,145,923
4.66%, 06/15/51	3,202	2,681,141
4.88%, 03/01/53	1,220	1,047,627
4.95%, 10/01/41	448	416,237
5.15%, 11/15/41	526	498,470
5.50%, 02/19/46	1,455	1,391,392
5.60%, 03/02/43(b)	2,427	2,393,627
5.65%, 06/15/42	701	693,719
5.65%, 03/02/53	3,922	3,771,488
5.65%, 02/19/56	600	576,056
5.75%, 03/15/40(b)	409	419,689
5.75%, 03/02/63	2,695	2,575,765
6.38%, 06/01/37	541	589,158
6.40%, 02/01/39	365	392,309
6.90%, 06/01/38(b)	215	238,868
Baxalta, Inc., 5.25%, 06/23/45	395	365,870
Biogen, Inc.
3.15%, 05/01/50	1,356	863,632
3.25%, 02/15/51	611	393,371
5.20%, 09/15/45	1,128	1,026,458
6.45%, 05/15/55(b)	560	583,190
CSL Finance PLC
4.63%, 04/27/42(a)	355	313,647
4.75%, 04/27/52(a)	819	694,203
4.95%, 04/27/62(a)	759	640,385
5.42%, 04/03/54(a)(b)	690	642,858
Gilead Sciences, Inc.
2.60%, 10/01/40	1,314	949,545
2.80%, 10/01/50(b)	1,494	924,717
4.00%, 09/01/36(b)	745	685,392
4.15%, 03/01/47	1,521	1,227,421
4.50%, 02/01/45	1,444	1,243,572
4.75%, 03/01/46	2,141	1,895,060
4.80%, 04/01/44	1,754	1,581,065
5.50%, 11/15/54	840	808,097
5.55%, 10/15/53(b)	824	796,285
5.60%, 11/15/64	945	909,410
5.65%, 12/01/41	928	940,492
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	566	340,691
Royalty Pharma PLC
3.30%, 09/02/40	1,163	889,186
3.35%, 09/02/51	556	364,718
3.55%, 09/02/50	853	583,726
Security	Par (000)	Value
Biotechnology (continued)
5.90%, 09/02/54	$527	$513,987
5.95%, 09/25/55	420	413,067
		45,457,744
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.75%, 09/22/46	420	362,300
7.13%, 07/15/36(b)	410	464,980
Carlisle Companies, Inc., 5.55%, 09/15/40	210	208,023
Carrier Global Corp.
3.38%, 04/05/40	1,474	1,175,961
3.58%, 04/05/50	1,411	1,013,177
6.20%, 03/15/54(b)	540	567,434
CRH America Finance, Inc.
4.40%, 05/09/47(a)	370	304,457
4.50%, 04/04/48(a)(b)	690	573,745
5.60%, 02/09/56	480	460,586
5.88%, 01/09/55	430	427,363
CRH America, Inc., 5.13%, 05/18/45(a)	356	326,094
Fortune Brands Innovations, Inc., 4.50%, 03/25/52(b)	266	209,992
Johnson Controls International PLC
4.50%, 02/15/47(b)	483	406,502
4.63%, 07/02/44	306	265,157
4.95%, 07/02/64(c)	376	316,305
Martin Marietta Materials, Inc.
3.20%, 07/15/51(b)	877	570,368
4.25%, 12/15/47	614	491,456
5.50%, 12/01/54	597	564,153
Masco Corp.
3.13%, 02/15/51(b)	211	134,208
4.50%, 05/15/47(b)	467	382,378
Owens Corning
4.30%, 07/15/47	569	455,501
4.40%, 01/30/48	389	315,737
5.95%, 06/15/54(b)	480	475,252
7.00%, 12/01/36(b)	446	499,988
Trane Technologies Financing Ltd.
4.50%, 03/21/49	423	356,424
4.65%, 11/01/44	222	195,970
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	248	203,275
5.75%, 06/15/43	403	412,312
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	205	232,726
Vulcan Materials Co.
4.50%, 06/15/47	650	543,458
4.70%, 03/01/48	492	420,236
5.70%, 12/01/54(b)	580	565,609
		13,901,127
Chemicals — 1.2%
Air Liquide Finance SA, 3.50%, 09/27/46(a)	615	461,051
Air Products and Chemicals, Inc.
2.70%, 05/15/40	678	499,244
2.80%, 05/15/50	896	559,747
CF Industries, Inc.
4.95%, 06/01/43	664	597,310
5.38%, 03/15/44	664	623,508
Dow Chemical Co.(The)
3.60%, 11/15/50	891	581,207
4.38%, 11/15/42	1,504	1,196,555

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.63%, 10/01/44	$766	$606,644
4.80%, 05/15/49	815	642,257
5.25%, 11/15/41	629	563,476
5.55%, 11/30/48(b)	944	826,723
5.60%, 02/15/54(b)	530	461,386
5.95%, 03/15/55(b)	615	562,558
6.90%, 05/15/53(b)	860	888,007
9.40%, 05/15/39	576	740,776
DuPont de Nemours, Inc.
5.32%, 11/15/38	883	870,397
5.42%, 11/15/48	631	586,963
Eastman Chemical Co.
4.65%, 10/15/44(b)	926	776,611
4.80%, 09/01/42	375	329,272
Ecolab, Inc.
2.13%, 08/15/50	397	211,930
2.70%, 12/15/51	805	486,009
2.75%, 08/18/55	572	337,078
3.95%, 12/01/47(b)	481	380,397
5.50%, 12/08/41(b)	354	356,344
International Flavors & Fragrances, Inc.
3.27%, 11/15/40(a)	384	287,494
3.47%, 12/01/50(a)(b)	947	631,583
4.38%, 06/01/47	280	221,286
5.00%, 09/26/48	565	490,063
Linde, Inc./CT
2.00%, 08/10/50(b)	219	115,924
3.55%, 11/07/42	625	492,128
LYB International Finance BV
4.88%, 03/15/44(b)	914	760,711
5.25%, 07/15/43	712	620,114
LYB International Finance III LLC
3.38%, 10/01/40	883	649,035
3.63%, 04/01/51(b)	998	649,366
3.80%, 10/01/60(b)	648	405,116
4.20%, 10/15/49	841	604,182
4.20%, 05/01/50	1,035	743,169
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	859	650,855
Mosaic Co.(The)
4.88%, 11/15/41(b)	290	256,918
5.63%, 11/15/43(b)	545	510,665
Nutrien Ltd.
3.95%, 05/13/50(b)	501	373,342
4.90%, 06/01/43	435	388,779
5.00%, 04/01/49(b)	554	490,941
5.25%, 01/15/45	438	402,835
5.63%, 12/01/40	311	306,449
5.80%, 03/27/53	693	678,301
5.88%, 12/01/36	707	729,953
6.13%, 01/15/41	329	344,142
OCP SA, 7.50%, 05/02/54(a)	82	87,438
PPG Industries, Inc., 5.50%, 11/15/40	210	207,232
RPM International, Inc.
4.25%, 01/15/48	280	220,260
5.25%, 06/01/45(b)	269	249,721
Sherwin-Williams Co.(The)
2.90%, 03/15/52	363	219,756
3.30%, 05/15/50	423	282,859
3.80%, 08/15/49	471	345,806
4.00%, 12/15/42	214	171,098
4.50%, 06/01/47	1,299	1,080,077
Security	Par (000)	Value
Chemicals (continued)
4.55%, 08/01/45	$363	$304,633
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	571	389,615
4.25%, 01/22/50(a)	410	323,194
Westlake Corp.
2.88%, 08/15/41	274	186,898
3.13%, 08/15/51	514	313,179
3.38%, 08/15/61(b)	681	403,534
4.38%, 11/15/47	438	338,307
5.00%, 08/15/46(b)	680	583,633
6.38%, 11/15/55(b)	595	588,296
		32,244,337
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)	175	152,066
American University (The), Series 2019, 3.67%, 04/01/49	330	244,338
Brown University, Series A, 2.92%, 09/01/50	363	234,715
California Endowment (The), Series 2021, 2.50%, 04/01/51	230	131,902
California Institute of Technology
3.65%, 09/01/2119	327	202,771
4.32%, 08/01/45(b)	418	356,994
4.70%, 11/01/2111	310	246,428
Case Western Reserve University, 5.41%, 06/01/2122	215	193,242
Claremont Mckenna College, 3.78%, 01/01/2122	195	125,092
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(a)	440	353,002
5.63%, 09/25/48(a)	1,311	1,195,745
6.85%, 07/02/37(a)(b)	1,655	1,777,236
Duke University
3.20%, 10/01/38	160	131,269
3.30%, 10/01/46	190	134,570
Series 2020, 2.68%, 10/01/44(b)	312	229,527
Series 2020, 2.76%, 10/01/50(b)	174	109,530
Series 2020, 2.83%, 10/01/55	447	275,021
Emory University, Series 2020, 2.97%, 09/01/50	226	144,937
Equifax, Inc., 7.00%, 07/01/37	190	209,451
ERAC USA Finance LLC
4.20%, 11/01/46(a)	868	701,331
4.50%, 02/15/45(a)	376	319,712
5.40%, 05/01/53(a)(b)	900	850,433
5.63%, 03/15/42(a)	447	442,864
7.00%, 10/15/37(a)	1,615	1,837,436
Ford Foundation(The)
Series 2017, 3.86%, 06/01/47	311	247,847
Series 2020, 2.42%, 06/01/50(b)	359	211,032
Series 2020, 2.82%, 06/01/70(b)	480	265,997
George Washington University(The)
4.87%, 09/15/45	392	355,954
Series 2014, 4.30%, 09/15/44	252	204,215
Series 2016, 3.55%, 09/15/46	474	353,747
Series 2018, 4.13%, 09/15/48	382	305,055
Georgetown University(The)
5.12%, 04/01/53(b)	235	214,490
Series 20A, 2.94%, 04/01/50(b)	306	192,889
Series A, 5.22%, 10/01/2118	195	169,987
Series B, 4.32%, 04/01/49	242	198,607
Global Payments, Inc.
4.15%, 08/15/49	615	438,575

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.95%, 08/15/52(b)	$615	$570,486
Howard University, 5.21%, 10/01/52	225	182,713
ITR Concession Co. LLC, 5.28%, 07/15/40(a)	30	27,697
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	241	189,992
Series A, 2.81%, 01/01/60	280	160,983
Leland Stanford Junior University(The)
2.41%, 06/01/50	438	258,173
3.46%, 05/01/47	190	141,816
3.65%, 05/01/48	617	471,949
Massachusetts Institute of Technology
3.07%, 04/01/52	355	235,056
3.89%, 07/01/2116	370	250,569
3.96%, 07/01/38	189	172,499
4.68%, 07/01/2114	474	382,184
5.60%, 07/01/2111(b)	702	679,272
5.62%, 06/01/55(b)	590	596,952
Series F, 2.99%, 07/01/50	254	167,206
Series G, 2.29%, 07/01/51	551	308,020
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	193	143,875
Moody's Corp.
2.55%, 08/18/60(b)	276	138,067
2.75%, 08/19/41	440	312,558
3.10%, 11/29/61(b)	452	266,623
3.25%, 05/20/50	339	225,287
3.75%, 02/25/52	592	431,493
4.88%, 12/17/48	294	257,959
5.25%, 07/15/44	495	466,931
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	287	222,631
Northeastern University, Series 2020, 2.89%, 10/01/50	215	138,623
Northwestern University
3.69%, 12/01/38(b)	165	146,709
3.87%, 12/01/48	190	147,583
4.64%, 12/01/44(b)	190	174,811
Series 2017, 3.66%, 12/01/57	247	175,443
Series 2020, 2.64%, 12/01/50	192	117,142
PayPal Holdings, Inc.
3.25%, 06/01/50	1,089	701,997
5.05%, 06/01/52(b)	861	736,485
5.25%, 06/01/62	406	351,695
5.50%, 06/01/54(b)	320	290,767
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)	640	582,400
President and Fellows of Harvard College
2.52%, 10/15/50	439	262,297
3.15%, 07/15/46(b)	345	246,361
3.30%, 07/15/56	519	348,003
3.62%, 10/01/37	267	231,815
3.75%, 11/15/52	394	295,814
4.88%, 10/15/40	115	112,740
6.50%, 01/15/39(a)	200	223,746
Quanta Services, Inc., 3.05%, 10/01/41	1,723	1,260,073
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	747	449,155
S&P Global, Inc.
2.30%, 08/15/60	595	288,783
3.25%, 12/01/49(b)	425	288,991
3.70%, 03/01/52(b)	687	504,323
Security	Par (000)	Value
Commercial Services (continued)
3.90%, 03/01/62	$471	$336,535
4.50%, 05/15/48(b)	350	286,122
6.55%, 11/15/37(b)	170	186,937
Thomas Jefferson University, 3.85%, 11/01/57(b)	163	113,002
TR Finance LLC
5.65%, 11/23/43(b)	200	190,495
5.85%, 04/15/40	320	313,020
Trustees of Boston College
3.13%, 07/01/52	192	128,548
3.99%, 07/01/47	230	192,589
Trustees of Dartmouth College, 3.47%, 06/01/46(b)	185	137,365
Trustees of Princeton University(The)
4.20%, 03/01/52	195	159,237
5.70%, 03/01/39	254	268,414
Series 2020, 2.52%, 07/01/50(b)	290	176,803
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119(b)	214	130,029
4.67%, 09/01/2112	205	164,915
Series 2020, 2.40%, 10/01/50	190	109,675
Trustees of Tufts College
3.10%, 08/15/51(b)	165	106,488
Series 2012, 5.02%, 04/15/2112	195	166,393
University of Chicago(The)
3.00%, 10/01/52(b)	40	26,457
4.00%, 10/01/53(b)	345	269,730
Series 20B, 2.76%, 04/01/45(b)	190	148,551
Series C, 2.55%, 04/01/50	380	241,402
University of Miami, 4.06%, 04/01/52(b)	340	261,885
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	427	323,193
Series 2017, 3.39%, 02/15/48(b)	193	140,125
University of Southern California
2.81%, 10/01/50(b)	171	107,074
3.03%, 10/01/39	152	124,300
4.98%, 10/01/53	365	330,391
5.25%, 10/01/2111(b)	212	191,538
Series 2017, 3.84%, 10/01/47	142	111,190
Series 21A, 2.95%, 10/01/51(b)	414	265,668
Series A, 3.23%, 10/01/2120(b)	220	121,415
Verisk Analytics, Inc.
3.63%, 05/15/50	430	299,691
5.50%, 06/15/45(b)	228	213,427
Washington University(The)
3.52%, 04/15/54(b)	325	231,460
4.35%, 04/15/2122	337	249,130
Wesleyan University, 4.78%, 07/01/2116(b)	181	137,360
William Marsh Rice University
3.57%, 05/15/45	323	250,925
3.77%, 05/15/55	225	167,025
Yale University, Series 2020, 2.40%, 04/15/50(b)	261	152,180
		36,625,438
Computers — 1.7%
Apple, Inc.
2.38%, 02/08/41	1,360	964,658
2.40%, 08/20/50	1,330	768,762
2.55%, 08/20/60	2,039	1,094,776
2.65%, 05/11/50	2,345	1,435,511
2.65%, 02/08/51	2,839	1,726,219
2.70%, 08/05/51	1,286	791,318
2.80%, 02/08/61	1,220	697,557
2.85%, 08/05/61	1,345	776,705

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.95%, 09/11/49	$1,318	$868,498
3.45%, 02/09/45	1,910	1,455,000
3.75%, 09/12/47	910	706,286
3.75%, 11/13/47	1,177	905,497
3.85%, 05/04/43	2,854	2,362,623
3.85%, 08/04/46	2,001	1,593,334
3.95%, 08/08/52	1,595	1,236,908
4.10%, 08/08/62	1,050	800,138
4.25%, 02/09/47	985	825,259
4.38%, 05/13/45	1,852	1,615,559
4.45%, 05/06/44(b)	982	872,298
4.65%, 02/23/46	3,698	3,324,480
4.85%, 05/10/53(b)	1,171	1,074,031
Dell International LLC/EMC Corp.
3.38%, 12/15/41	1,300	979,499
3.45%, 12/15/51(b)	424	289,479
8.10%, 07/15/36	816	971,272
8.35%, 07/15/46	515	638,621
Dell, Inc.
5.40%, 09/10/40(b)	258	251,708
6.50%, 04/15/38	195	210,031
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,275	1,151,764
6.35%, 10/15/45(b)	1,298	1,308,499
HP, Inc., 6.00%, 09/15/41(b)	1,052	1,054,203
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	940	861,767
5.30%, 02/05/54	1,333	1,183,836
International Business Machines Corp.
2.85%, 05/15/40	554	402,785
2.95%, 05/15/50	752	459,540
3.43%, 02/09/52	536	349,804
4.00%, 06/20/42	899	725,863
4.15%, 05/15/39	2,131	1,845,812
4.25%, 05/15/49(b)	2,753	2,114,139
4.70%, 02/19/46	692	585,519
4.90%, 07/27/52	770	639,789
5.10%, 02/06/53(b)	666	576,391
5.60%, 11/30/39(b)	910	918,081
5.70%, 02/10/55	935	875,671
5.80%, 02/03/56(b)	350	331,759
7.13%, 12/01/96(b)	662	738,574
Kyndryl Holdings, Inc., 4.10%, 10/15/41(b)	371	266,412
		45,626,235
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47	424	325,814
4.00%, 08/15/45	569	476,295
Estee Lauder Companies, Inc.(The)
3.13%, 12/01/49(b)	612	390,396
3.70%, 08/15/42	174	133,886
4.15%, 03/15/47	358	277,507
4.38%, 06/15/45	481	392,320
5.15%, 05/15/53	460	404,786
6.00%, 05/15/37(b)	485	513,328
Haleon U.S. Capital LLC, 4.00%, 03/24/52(b)	837	639,984
Kenvue, Inc.
5.05%, 03/22/53(b)	1,330	1,200,362
5.10%, 03/22/43	565	537,072
5.20%, 03/22/63	1,010	903,513
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Procter & Gamble Co.(The)
3.50%, 10/25/47	$350	$264,161
3.55%, 03/25/40	566	483,242
3.60%, 03/25/50(b)	273	207,128
5.55%, 03/05/37	765	813,240
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	526	320,310
		8,283,344
Distribution & Wholesale — 0.1%
WW Grainger, Inc.
3.75%, 05/15/46	400	307,816
4.20%, 05/15/47	367	300,645
4.60%, 06/15/45(b)	822	726,760
		1,335,221
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,517	1,218,786
American Express Co., 4.05%, 12/03/42(b)	381	317,228
Apollo Global Management, Inc., 5.80%, 05/21/54(b)	727	688,745
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)	472	318,712
Ares Management Corp., 5.60%, 10/11/54(b)	720	645,585
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	523	310,989
2.85%, 08/05/51(a)(b)	505	300,733
3.20%, 01/30/52(a)(b)	883	567,857
3.50%, 09/10/49(a)(b)	423	290,961
4.00%, 10/02/47(a)(b)	390	295,197
4.45%, 07/15/45(a)(b)	365	300,828
5.00%, 06/15/44(a)	256	229,527
6.25%, 08/15/42(a)(b)	260	264,060
Blue Owl Finance LLC, 4.13%, 10/07/51(b)	190	126,210
Brookfield Asset Management Ltd., 6.08%, 09/15/55	735	726,451
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	640	423,083
Brookfield Finance, Inc.
3.50%, 03/30/51	658	441,536
3.63%, 02/15/52	358	243,100
4.70%, 09/20/47	850	711,932
5.97%, 03/04/54	1,005	983,514
CI Financial Corp., 4.10%, 06/15/51	340	226,337
CME Group, Inc.
4.15%, 06/15/48(b)	892	741,162
5.30%, 09/15/43	836	825,525
FMR LLC
5.15%, 02/01/43(a)	410	382,707
6.45%, 11/15/39(a)	465	503,062
6.50%, 12/14/40(a)	607	659,097
Franklin Resources, Inc., 2.95%, 08/12/51	395	244,772
Invesco Finance PLC, 5.38%, 11/30/43	508	481,680
Jefferies Financial Group, Inc.
6.50%, 01/20/43(b)	442	438,793
6.63%, 10/23/43(b)	303	304,711
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)	521	488,211
Legg Mason, Inc., 5.63%, 01/15/44(b)	660	643,579
LSEGA Financing PLC, 3.20%, 04/06/41(a)	810	612,474
Mastercard, Inc.
2.95%, 03/15/51	233	150,612

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.65%, 06/01/49(b)	$789	$586,818
3.80%, 11/21/46	652	506,894
3.85%, 03/26/50	1,801	1,382,916
3.95%, 02/26/48	429	339,705
Nasdaq, Inc.
2.50%, 12/21/40(b)	1,049	733,889
3.25%, 04/28/50(b)	792	530,879
3.95%, 03/07/52	406	301,019
5.95%, 08/15/53	740	743,937
6.10%, 06/28/63	955	967,437
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	346	294,604
Raymond James Financial, Inc.
3.75%, 04/01/51	851	613,043
4.95%, 07/15/46	915	815,125
5.65%, 09/11/55(b)	840	802,194
Visa, Inc.
2.00%, 08/15/50(b)	1,742	928,235
2.70%, 04/15/40	937	710,252
3.65%, 09/15/47(b)	600	458,342
4.30%, 12/14/45	3,095	2,638,832
Voya Financial, Inc.
4.80%, 06/15/46(b)	304	261,203
5.70%, 07/15/43	477	459,182
Western Union Co.(The)
6.20%, 11/17/36(b)	449	465,136
6.20%, 06/21/40	189	189,909
		30,837,307
Electric — 13.2%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(a)	937	640,164
4.00%, 10/03/49(a)	633	484,787
4.75%, 03/09/37(a)	655	624,029
6.50%, 10/27/36(a)	1,015	1,113,531
AEP Texas, Inc.
3.45%, 05/15/51	318	210,141
3.80%, 10/01/47	378	275,281
5.25%, 05/15/52	395	352,353
5.85%, 10/15/55	610	586,498
Series G, 4.15%, 05/01/49	421	318,215
Series H, 3.45%, 01/15/50	582	389,630
AEP Transmission Co. LLC
3.15%, 09/15/49	530	347,892
3.75%, 12/01/47	634	470,793
3.80%, 06/15/49	404	297,067
4.00%, 12/01/46	585	458,912
4.25%, 09/15/48	456	366,478
4.50%, 06/15/52(b)	490	403,335
5.40%, 03/15/53(b)	515	484,707
Series M, 3.65%, 04/01/50	702	507,820
Series N, 2.75%, 08/15/51	396	237,705
Alabama Power Co.
3.00%, 03/15/52	579	364,714
3.13%, 07/15/51(b)	458	297,051
3.45%, 10/01/49	675	470,782
3.75%, 03/01/45	828	635,692
3.85%, 12/01/42	315	253,123
4.10%, 01/15/42(b)	230	190,723
4.15%, 08/15/44	314	256,168
4.30%, 01/02/46	410	338,210
5.50%, 03/15/41	203	200,590
Security	Par (000)	Value
Electric (continued)
6.00%, 03/01/39	$422	$446,028
6.13%, 05/15/38	420	451,456
Series 11-C, 5.20%, 06/01/41(b)	195	188,988
Series A, 4.30%, 07/15/48	549	444,304
Series B, 3.70%, 12/01/47	675	498,735
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)(b)	904	716,476
Ameren Illinois Co.
2.90%, 06/15/51	256	157,515
3.25%, 03/15/50	162	108,752
3.70%, 12/01/47	587	436,703
4.15%, 03/15/46	430	346,225
4.30%, 07/01/44(b)	200	165,424
4.50%, 03/15/49	513	426,595
4.80%, 12/15/43	180	159,495
5.55%, 07/01/54	670	642,875
5.63%, 03/01/55	755	733,257
5.90%, 12/01/52	198	200,369
American Electric Power Co., Inc., 3.25%, 03/01/50	402	264,655
American Transmission Systems, Inc., 5.00%, 09/01/44(a)	261	235,758
Appalachian Power Co.
4.40%, 05/15/44	188	154,132
4.45%, 06/01/45	246	201,762
7.00%, 04/01/38	479	533,748
Series P, 6.70%, 08/15/37	250	272,741
Series Y, 4.50%, 03/01/49	520	418,486
Series Z, 3.70%, 05/01/50	500	353,298
Arizona Public Service Co.
2.65%, 09/15/50(b)	595	351,292
3.35%, 05/15/50	490	326,242
3.50%, 12/01/49	397	273,829
3.75%, 05/15/46	383	284,097
4.20%, 08/15/48	372	290,910
4.25%, 03/01/49	123	96,025
4.35%, 11/15/45	539	436,834
4.50%, 04/01/42	176	151,828
4.70%, 01/15/44	215	178,828
5.05%, 09/01/41	401	374,107
5.90%, 08/15/55	515	506,340
Atlantica Transmision Sur SA, 6.88%, 04/30/43(a)	175	186,609
Avista Corp.
4.00%, 04/01/52(b)	208	153,657
4.35%, 06/01/48	501	402,402
Baltimore Gas and Electric Co.
2.90%, 06/15/50(b)	638	399,265
3.20%, 09/15/49	630	415,479
3.50%, 08/15/46	759	548,627
3.75%, 08/15/47	570	424,613
4.25%, 09/15/48	510	409,811
4.55%, 06/01/52	641	531,136
5.40%, 06/01/53(b)	759	713,343
5.65%, 06/01/54(b)	465	452,278
6.35%, 10/01/36	275	299,539
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	377	322,987
5.85%, 10/15/55(a)(b)	350	341,129
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	1,549	933,759
3.80%, 07/15/48	942	693,390
4.25%, 10/15/50	1,103	864,703

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 01/15/49	$943	$770,593
4.50%, 02/01/45	616	526,025
4.60%, 05/01/53	1,124	924,505
5.15%, 11/15/43	658	617,907
5.95%, 05/15/37	549	582,772
Black Hills Corp.
3.88%, 10/15/49	287	207,991
4.20%, 09/15/46	430	336,525
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	0	324
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	182	167,768
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	433	338,127
3.60%, 03/01/52	289	205,724
3.95%, 03/01/48	556	431,052
4.50%, 04/01/44(b)	442	382,992
5.30%, 04/01/53	215	201,110
Series AC, 4.25%, 02/01/49	50	40,329
Series AD, 2.90%, 07/01/50	706	443,563
Series AF, 3.35%, 04/01/51	757	516,591
Series AJ, 4.85%, 10/01/52	192	168,039
CEZ A/S, 5.63%, 04/03/42(a)	463	426,768
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	379	320,895
Cleco Power LLC, 6.00%, 12/01/40	185	189,334
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	216	223,332
CMS Energy Corp.
4.70%, 03/31/43	185	155,905
4.88%, 03/01/44	251	219,396
Comision Federal de Electricidad
4.68%, 02/09/51(a)	542	397,242
5.75%, 02/14/42(a)(b)	731	656,796
6.13%, 06/16/45(a)(b)	515	484,409
6.26%, 02/15/52(a)	390	354,086
6.50%, 01/28/51(a)	96	94,809
Commonwealth Edison Co.
3.00%, 03/01/50	773	492,875
3.65%, 06/15/46	750	559,779
3.70%, 03/01/45	363	278,054
3.80%, 10/01/42	450	361,954
4.00%, 03/01/48	951	739,297
4.00%, 03/01/49	533	408,417
4.35%, 11/15/45	333	276,083
4.60%, 08/15/43	315	275,466
4.70%, 01/15/44	402	354,861
5.30%, 02/01/53	699	650,554
5.65%, 06/01/54	425	412,509
5.95%, 06/01/55	800	808,888
6.45%, 01/15/38	344	377,058
Series 123, 3.75%, 08/15/47	892	665,120
Series 127, 3.20%, 11/15/49	510	338,904
Series 130, 3.13%, 03/15/51	349	226,086
Series 131, 2.75%, 09/01/51	510	305,059
Series 133, 3.85%, 03/15/52	480	352,645
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	917	716,961
4.30%, 04/15/44	399	334,556
5.25%, 01/15/53	566	524,826
6.35%, 06/01/36	150	163,325
Security	Par (000)	Value
Electric (continued)
Series A, 4.15%, 06/01/45	$317	$257,662
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/51	838	546,086
3.60%, 06/15/61(b)	928	620,498
3.70%, 11/15/59	402	275,185
3.85%, 06/15/46	617	474,001
3.95%, 03/01/43	657	529,883
4.45%, 03/15/44	656	560,591
4.50%, 12/01/45	576	485,806
4.50%, 05/15/58	429	341,582
4.63%, 12/01/54(b)	913	752,577
5.50%, 03/15/55	25	23,695
5.70%, 06/15/40	250	254,681
5.70%, 05/15/54	968	947,447
5.75%, 11/15/55	1,140	1,116,076
5.90%, 11/15/53	1,080	1,080,876
6.15%, 11/15/52	285	296,529
Series 06-B, 6.20%, 06/15/36(b)	285	306,278
Series 06-E, 5.70%, 12/01/36(b)	632	651,107
Series 07-A, 6.30%, 08/15/37	404	438,377
Series 08-B, 6.75%, 04/01/38	430	485,821
Series 09-C, 5.50%, 12/01/39	540	542,909
Series 12-A, 4.20%, 03/15/42	323	271,027
Series 2017, 3.88%, 06/15/47	630	480,289
Series 20B, 3.95%, 04/01/50	1,073	828,721
Series A, 4.13%, 05/15/49	831	650,850
Series C, 3.00%, 12/01/60	275	160,470
Series C, 4.00%, 11/15/57	219	159,050
Series C, 4.30%, 12/01/56	223	172,961
Series E, 4.65%, 12/01/48	644	546,338
Consorcio Transmantaro SA, 5.20%, 04/11/38(a)	572	559,924
Constellation Energy Generation LLC
5.60%, 06/15/42	504	495,661
5.75%, 10/01/41	275	276,651
5.75%, 03/15/54(b)	890	869,418
5.88%, 01/15/66	745	715,692
6.25%, 10/01/39	722	761,689
6.50%, 10/01/53	854	907,174
Consumers Energy Co.
3.10%, 08/15/50	652	426,395
3.25%, 08/15/46	515	363,348
3.50%, 08/01/51	246	174,404
3.75%, 02/15/50	205	150,573
3.95%, 05/15/43	329	266,907
3.95%, 07/15/47	320	249,611
4.05%, 05/15/48(b)	636	498,354
4.10%, 11/15/45	205	163,263
4.20%, 09/01/52	345	271,267
4.35%, 04/15/49	539	439,759
4.35%, 08/31/64	361	275,972
Dayton Power & Light Co. (The), 3.95%, 06/15/49	458	343,100
Delmarva Power & Light Co.
4.00%, 06/01/42	198	162,367
4.15%, 05/15/45	271	219,719
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	363	318,579
5.10%, 06/01/65(b)	531	464,255
5.45%, 02/01/41	302	297,410
6.05%, 01/15/38	458	484,891
6.25%, 10/15/53	590	619,943

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Dominion Energy, Inc.
4.70%, 12/01/44(b)	$377	$322,137
4.85%, 08/15/52(b)	725	609,498
7.00%, 06/15/38	323	357,895
Series A, 4.60%, 03/15/49	381	309,993
Series B, 3.30%, 04/15/41	207	154,040
Series C, 4.05%, 09/15/42	394	313,039
Series C, 4.90%, 08/01/41	522	470,211
DTE Electric Co.
2.95%, 03/01/50	840	540,031
3.70%, 03/15/45	442	337,024
3.70%, 06/01/46	379	284,950
3.75%, 08/15/47	455	340,456
3.95%, 06/15/42	185	149,334
3.95%, 03/01/49	486	373,232
4.30%, 07/01/44	298	248,458
5.40%, 04/01/53(b)	411	389,931
5.70%, 10/01/37(b)	188	193,175
5.85%, 05/15/55	730	728,472
Series A, 4.00%, 04/01/43(b)	281	228,372
Series A, 4.05%, 05/15/48	435	339,388
Series A, 6.63%, 06/01/36	165	182,618
Series B, 3.25%, 04/01/51(b)	317	210,982
Series B, 3.65%, 03/01/52	275	197,941
Series B, 5.55%, 03/01/56	785	752,392
Duke Energy Carolinas LLC
3.20%, 08/15/49	956	638,675
3.45%, 04/15/51	662	457,551
3.55%, 03/15/52	538	378,273
3.70%, 12/01/47	587	434,033
3.75%, 06/01/45	282	215,644
3.88%, 03/15/46	536	413,492
3.95%, 03/15/48	798	613,093
4.00%, 09/30/42	573	470,371
4.25%, 12/15/41	524	452,394
5.30%, 02/15/40	665	659,468
5.35%, 01/15/53	988	922,971
5.40%, 01/15/54(b)	977	919,972
6.00%, 01/15/38	576	609,797
6.05%, 04/15/38	674	716,227
6.10%, 06/01/37	392	417,186
Duke Energy Corp.
3.30%, 06/15/41	626	472,091
3.50%, 06/15/51	881	590,172
3.75%, 09/01/46	1,578	1,162,385
3.95%, 08/15/47	606	452,453
4.20%, 06/15/49	588	448,419
4.80%, 12/15/45(b)	501	430,635
5.00%, 08/15/52	1,185	1,013,663
5.70%, 09/15/55	915	861,176
5.80%, 06/15/54	885	846,678
6.10%, 09/15/53	828	824,930
Duke Energy Florida LLC
3.00%, 12/15/51	723	454,132
3.40%, 10/01/46(b)	513	365,976
3.85%, 11/15/42	335	268,486
4.20%, 07/15/48	474	373,024
5.65%, 04/01/40	261	265,161
5.95%, 11/15/52	300	302,792
6.20%, 11/15/53	545	569,902
6.35%, 09/15/37	479	520,160
Security	Par (000)	Value
Electric (continued)
6.40%, 06/15/38	$824	$901,066
Duke Energy Indiana LLC
2.75%, 04/01/50	523	316,407
3.75%, 05/15/46	446	337,791
5.40%, 04/01/53	700	650,927
5.90%, 05/15/55	415	414,127
6.35%, 08/15/38	400	435,163
6.45%, 04/01/39	445	484,695
Series UUU, 4.20%, 03/15/42	184	154,268
Series WWW, 4.90%, 07/15/43	331	300,975
Series YYY, 3.25%, 10/01/49	686	461,821
Duke Energy Ohio, Inc.
3.70%, 06/15/46	289	214,639
4.30%, 02/01/49	564	446,735
5.55%, 03/15/54	545	518,988
5.65%, 04/01/53	360	347,928
Duke Energy Progress LLC
2.50%, 08/15/50	835	475,812
2.90%, 08/15/51	574	352,329
3.60%, 09/15/47	461	334,704
3.70%, 10/15/46	644	481,818
4.00%, 04/01/52	363	274,163
4.10%, 05/15/42	487	405,692
4.10%, 03/15/43	511	420,831
4.15%, 12/01/44	493	400,119
4.20%, 08/15/45	760	617,391
4.38%, 03/30/44	351	294,982
5.35%, 03/15/53	595	554,155
5.55%, 03/15/55	880	842,876
6.30%, 04/01/38(b)	263	282,738
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	786	858,142
El Paso Electric Co., 5.00%, 12/01/44(b)	198	170,462
Electricite de France SA
4.88%, 09/21/38(a)	541	502,304
4.88%, 01/22/44(a)	908	793,377
4.95%, 10/13/45(a)	1,051	910,008
5.00%, 09/21/48(a)	1,214	1,032,337
5.25%, 10/13/55(a)(b)	316	277,984
5.60%, 01/27/40(a)(b)	848	835,290
6.00%, 04/22/64(a)	1,065	1,001,664
6.00%, 01/22/2114(a)(b)	574	536,457
6.13%, 04/22/56(a)	600	581,077
6.25%, 04/22/66(a)	600	580,758
6.38%, 01/13/55(a)	700	704,653
6.90%, 05/23/53(a)	925	983,722
6.95%, 01/26/39(a)	1,595	1,763,910
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)	145	150,776
Emera U.S. Finance LP, 4.75%, 06/15/46	1,379	1,144,200
Enel Finance America LLC, 2.88%, 07/12/41(a)	431	302,248
Enel Finance International NV
4.75%, 05/25/47(a)	1,636	1,356,532
5.50%, 06/15/52(a)(b)	870	786,125
5.75%, 09/30/55(a)	1,000	936,808
6.00%, 10/07/39(a)	1,519	1,543,353
6.80%, 09/15/37(a)(b)	716	790,137
7.75%, 10/14/52(a)	904	1,067,188
Engie SA, 5.88%, 04/10/54(a)	140	135,764
Entergy Arkansas LLC
2.65%, 06/15/51	587	339,864

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.35%, 06/15/52	$425	$280,719
4.20%, 04/01/49	663	519,761
4.95%, 12/15/44	310	276,417
5.75%, 06/01/54	400	390,487
5.75%, 01/15/56	460	447,659
Entergy Corp.
3.75%, 06/15/50	600	425,628
6.10%, 06/15/56, (5-year CMT + 2.01%)(d)	225	224,221
Entergy Louisiana LLC
2.90%, 03/15/51	885	547,033
3.10%, 06/15/41	423	317,794
4.20%, 09/01/48	1,027	814,423
4.20%, 04/01/50	598	466,377
4.75%, 09/15/52(b)	462	390,543
4.95%, 01/15/45	332	301,777
5.65%, 04/15/56(b)	590	566,461
5.70%, 03/15/54	670	649,164
5.80%, 03/15/55	625	614,146
Entergy Mississippi LLC
3.50%, 06/01/51	319	220,350
3.85%, 06/01/49	526	390,568
5.80%, 04/15/55(b)	575	563,284
5.85%, 06/01/54	300	296,242
Entergy Texas, Inc.
3.55%, 09/30/49	535	375,604
4.50%, 03/30/39	438	399,993
5.00%, 09/15/52	326	285,771
5.15%, 06/01/45(b)	190	173,321
5.55%, 09/15/54	355	335,688
5.80%, 09/01/53(b)	247	244,768
Evergy Kansas Central, Inc.
3.25%, 09/01/49	260	174,505
3.45%, 04/15/50	540	374,507
4.10%, 04/01/43	559	458,200
4.13%, 03/01/42	291	242,370
4.25%, 12/01/45	288	233,895
4.63%, 09/01/43	184	156,774
5.70%, 03/15/53	194	190,016
Evergy Kansas South, Inc., 4.30%, 07/15/44(a)(b)	254	205,333
Evergy Metro, Inc.
4.20%, 06/15/47	381	301,907
4.20%, 03/15/48(b)	345	273,313
5.30%, 10/01/41	226	219,246
Series 2019, 4.13%, 04/01/49	395	312,909
Eversource Energy, 3.45%, 01/15/50	678	465,997
Exelon Corp.
4.10%, 03/15/52	752	567,334
4.45%, 04/15/46	639	524,874
4.70%, 04/15/50	866	720,076
5.10%, 06/15/45	654	591,227
5.60%, 03/15/53	985	929,142
5.88%, 03/15/55	515	500,445
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	486	502,117
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	1,010	674,549
Series C, 4.85%, 07/15/47	565	485,608
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38	189	197,520
Security	Par (000)	Value
Electric (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	$585	$484,695
5.45%, 07/15/44(a)	281	266,249
Florida Power & Light Co.
2.88%, 12/04/51	1,295	806,150
3.15%, 10/01/49	720	480,943
3.70%, 12/01/47	888	662,578
3.80%, 12/15/42	289	232,351
3.95%, 03/01/48	1,009	787,715
3.99%, 03/01/49	625	485,681
4.05%, 06/01/42	742	624,516
4.05%, 10/01/44	351	286,460
4.13%, 02/01/42	425	361,864
4.13%, 06/01/48	467	372,316
5.13%, 06/01/41(b)	155	152,097
5.25%, 02/01/41	357	353,277
5.30%, 04/01/53(b)	893	837,237
5.60%, 06/15/54	948	925,752
5.60%, 02/15/66	1,195	1,139,773
5.65%, 02/01/37(b)	330	346,883
5.69%, 03/01/40	451	466,155
5.70%, 03/15/55	1,045	1,033,611
5.80%, 03/15/65	835	825,418
5.95%, 02/01/38	627	669,856
5.96%, 04/01/39	332	352,712
Georgia Power Co.
4.30%, 03/15/42	730	630,520
4.30%, 03/15/43	409	345,538
5.13%, 05/15/52(b)	665	607,233
5.40%, 06/01/40(b)	77	77,515
5.50%, 10/01/55(b)	450	430,761
Series 10-C, 4.75%, 09/01/40	398	373,005
Series A, 3.25%, 03/15/51	787	528,029
Series B, 3.70%, 01/30/50	519	378,973
Great River Energy, 6.25%, 07/01/38(a)	35	36,463
Iberdrola International BV, 6.75%, 07/15/36	250	280,935
Idaho Power Co.
3.65%, 03/01/45(b)	169	123,087
5.50%, 03/15/53(b)	270	258,883
5.70%, 03/15/55(b)	290	285,891
5.80%, 04/01/54	195	192,877
Series K, 4.20%, 03/01/48	625	501,221
Indiana Michigan Power Co.
3.25%, 05/01/51	325	212,284
4.25%, 08/15/48	615	486,962
5.60%, 03/15/56	865	835,584
5.63%, 04/01/53	350	338,472
6.05%, 03/15/37	338	359,666
Series K, 4.55%, 03/15/46	325	273,181
Series L, 3.75%, 07/01/47	415	307,299
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	390	304,130
4.70%, 09/01/45(a)	196	168,165
5.70%, 04/01/54(a)(b)	465	449,269
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)(b)	755	563,707
4.88%, 01/14/48(a)	587	460,795
Interchile SA, 4.50%, 06/30/56(a)(b)	1,050	877,928
International Transmission Co., 4.63%, 08/15/43	145	125,243
Interstate Power and Light Co.
3.10%, 11/30/51	213	134,741

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.50%, 09/30/49(b)	$496	$342,431
3.70%, 09/15/46	449	328,961
4.70%, 10/15/43(b)	133	113,010
5.45%, 09/30/54	170	157,808
5.60%, 10/01/55	240	227,648
6.25%, 07/15/39	200	211,146
ITC Holdings Corp., 5.30%, 07/01/43	253	231,628
Jersey Central Power & Light Co., 6.15%, 06/01/37	336	356,071
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	250	234,393
Kentucky Utilities Co.
3.30%, 06/01/50	596	400,979
4.38%, 10/01/45	494	408,717
5.13%, 11/01/40	627	602,763
5.85%, 08/15/55	830	822,658
Series 1, 4.65%, 11/15/43	232	201,039
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(a)	135	136,971
Louisville Gas and Electric Co.
4.25%, 04/01/49	501	398,306
4.38%, 10/01/45	180	148,978
4.65%, 11/15/43(b)	247	213,858
5.13%, 11/15/40	255	246,567
5.85%, 08/15/55	560	556,157
Majapahit Holding BV, 7.88%, 06/29/37(a)	55	63,830
Massachusetts Electric Co.
4.00%, 08/15/46(a)	535	408,300
5.87%, 02/26/54(a)	260	252,823
5.90%, 11/15/39(a)(b)	562	573,148
MidAmerican Energy Co.
2.70%, 08/01/52	585	353,177
3.15%, 04/15/50	863	573,768
3.65%, 08/01/48	860	629,856
3.95%, 08/01/47	542	420,681
4.25%, 05/01/46	531	434,691
4.25%, 07/15/49	999	801,419
4.40%, 10/15/44	320	270,000
4.80%, 09/15/43	336	302,038
5.30%, 02/01/55	800	742,247
5.50%, 11/15/56	150	143,441
5.80%, 10/15/36(b)	360	379,362
5.85%, 09/15/54	1,025	1,024,888
Minejesa Capital BV, 5.63%, 08/10/37(a)	478	463,053
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	438	366,035
Series B, 3.10%, 07/30/51	190	122,273
Monongahela Power Co., 5.40%, 12/15/43(a)	609	577,198
Narragansett Electric Co.(The)
4.17%, 12/10/42(a)(b)	237	186,247
5.64%, 03/15/40(a)	193	193,805
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	389	317,722
4.40%, 11/01/48(b)	588	484,737
Nevada Power Co.
5.38%, 09/15/40(b)	225	218,790
5.45%, 05/15/41	195	191,636
5.90%, 05/01/53	557	551,209
6.00%, 03/15/54	625	626,382
Series EE, 3.13%, 08/01/50(b)	429	274,810
Series R, 6.75%, 07/01/37(b)	345	383,677
Security	Par (000)	Value
Electric (continued)
New England Power Co.
2.81%, 10/06/50(a)	$313	$187,955
3.80%, 12/05/47(a)	374	277,915
5.85%, 09/08/55(a)	190	186,529
5.94%, 11/25/52(a)	265	263,071
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	163,913
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52(b)	579	356,791
5.11%, 09/29/57(a)	190	170,176
5.25%, 02/28/53	1,030	929,734
5.55%, 03/15/54	858	805,568
5.85%, 03/01/56	845	820,498
5.90%, 03/15/55	830	813,262
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	1,084	670,397
4.12%, 11/28/42(a)	235	190,056
5.66%, 01/17/54(a)	660	619,100
5.78%, 09/16/52(a)	285	275,589
6.00%, 07/03/55(a)	1,165	1,141,266
Northern States Power Co./MN
2.60%, 06/01/51(b)	371	222,242
2.90%, 03/01/50	875	564,454
3.20%, 04/01/52	421	286,136
3.40%, 08/15/42	433	331,864
3.60%, 09/15/47	432	319,805
4.50%, 06/01/52	495	411,726
4.85%, 08/15/40	130	121,951
5.10%, 05/15/53	933	844,941
5.35%, 11/01/39	388	386,969
5.40%, 03/15/54(b)	685	649,220
5.55%, 05/15/56	1,120	1,078,413
5.65%, 05/15/55	495	485,737
6.20%, 07/01/37	408	444,179
6.25%, 06/01/36	301	327,118
Northern States Power Co./WI, 5.65%, 06/15/54	590	576,467
NorthWestern Corp., 4.18%, 11/15/44	253	205,400
NSTAR Electric Co.
3.10%, 06/01/51(b)	357	230,797
4.40%, 03/01/44	261	221,378
4.55%, 06/01/52(b)	355	295,689
4.95%, 09/15/52	377	334,266
5.50%, 03/15/40(b)	227	224,460
Oglethorpe Power Corp.
3.75%, 08/01/50	430	305,039
4.20%, 12/01/42	314	250,453
4.25%, 04/01/46(b)	225	174,480
4.50%, 04/01/47	560	457,382
4.55%, 06/01/44(b)	80	65,662
5.05%, 10/01/48	535	468,762
5.25%, 09/01/50	460	413,176
5.38%, 11/01/40	280	271,209
5.80%, 06/01/54	135	130,012
5.90%, 02/01/55(b)	180	175,201
5.95%, 11/01/39	423	437,618
6.20%, 12/01/53(b)	360	365,086
Ohio Edison Co.
6.88%, 07/15/36	265	296,936
8.25%, 10/15/38(b)	210	266,586
Ohio Power Co.
4.00%, 06/01/49	462	344,131

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.15%, 04/01/48	$435	$336,175
Series R, 2.90%, 10/01/51	430	257,727
Oklahoma Gas and Electric Co.
3.85%, 08/15/47	330	251,163
3.90%, 05/01/43	180	142,099
4.00%, 12/15/44	180	140,936
4.15%, 04/01/47	381	304,043
4.55%, 03/15/44	216	182,527
5.25%, 05/15/41(b)	180	174,294
5.60%, 04/01/53	487	466,379
5.80%, 04/01/55	185	181,849
5.85%, 06/01/40	165	169,011
5.90%, 04/01/56	660	658,910
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51(b)	352	205,813
3.10%, 09/15/49	498	324,098
3.70%, 05/15/50	486	352,231
3.75%, 04/01/45	439	337,164
3.80%, 09/30/47	373	279,415
3.80%, 06/01/49	628	459,982
4.10%, 11/15/48	509	397,135
4.55%, 12/01/41	295	260,234
4.60%, 06/01/52	201	164,281
4.95%, 09/15/52(b)	738	646,222
5.25%, 09/30/40	286	277,599
5.30%, 06/01/42	257	246,166
5.35%, 10/01/52(b)	210	193,498
5.55%, 06/15/54	600	569,353
5.80%, 04/01/55(b)	490	481,910
5.90%, 03/15/56(a)	1,470	1,456,094
7.50%, 09/01/38	263	310,159
Pacific Gas and Electric Co.
3.30%, 08/01/40	1,131	846,096
3.50%, 08/01/50	2,170	1,433,438
3.75%, 08/15/42	308	230,211
3.95%, 12/01/47	804	587,827
4.00%, 12/01/46	576	424,113
4.20%, 06/01/41	328	267,778
4.25%, 03/15/46	462	355,285
4.30%, 03/15/45	635	496,933
4.45%, 04/15/42(b)	361	296,936
4.50%, 07/01/40	2,281	1,961,615
4.50%, 12/15/41	209	174,272
4.60%, 06/15/43	325	267,730
4.75%, 02/15/44	629	525,577
4.95%, 07/01/50	3,205	2,661,902
5.25%, 03/01/52	742	635,610
5.90%, 10/01/54	887	831,323
6.00%, 05/01/56	780	743,021
6.10%, 10/15/55	895	863,515
6.15%, 03/01/55	890	864,071
6.70%, 04/01/53	823	856,462
6.75%, 01/15/53	1,655	1,728,061
PacifiCorp
2.90%, 06/15/52	1,217	716,890
3.30%, 03/15/51	768	492,306
4.10%, 02/01/42	210	167,122
4.13%, 01/15/49	665	501,491
4.15%, 02/15/50	717	538,765
5.35%, 12/01/53	1,197	1,056,880
5.50%, 05/15/54	1,315	1,188,742
Security	Par (000)	Value
Electric (continued)
5.75%, 04/01/37	$600	$606,939
5.80%, 01/15/55	1,614	1,519,310
6.00%, 01/15/39	594	607,007
6.10%, 08/01/36	345	359,603
6.25%, 10/15/37	263	275,485
6.35%, 07/15/38	245	258,463
PECO Energy Co.
2.80%, 06/15/50	372	227,318
2.85%, 09/15/51	450	276,421
3.00%, 09/15/49	595	383,690
3.05%, 03/15/51	600	385,210
3.70%, 09/15/47	523	390,448
3.90%, 03/01/48	684	523,134
4.15%, 10/01/44(b)	219	178,896
4.38%, 08/15/52	542	437,118
4.60%, 05/15/52	170	142,013
4.80%, 10/15/43	220	194,211
5.25%, 09/15/54	580	534,792
5.65%, 09/15/55	570	557,683
5.95%, 10/01/36	341	363,012
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)(b)	965	672,802
4.38%, 02/05/50(a)	495	369,972
4.88%, 07/17/49(a)(b)	893	724,002
5.25%, 10/24/42(a)	995	888,468
5.25%, 05/15/47(a)	565	491,957
6.15%, 05/21/48(a)	845	817,526
6.25%, 01/25/49(a)(b)	660	647,256
Potomac Electric Power Co.
4.15%, 03/15/43	541	446,817
5.50%, 03/15/54	360	340,832
6.50%, 11/15/37	400	439,647
7.90%, 12/15/38(b)	225	274,822
PPL Electric Utilities Corp.
3.00%, 10/01/49	335	216,036
3.95%, 06/01/47	510	396,212
4.13%, 06/15/44	247	202,770
4.15%, 10/01/45(b)	204	166,498
4.15%, 06/15/48	352	280,308
4.75%, 07/15/43(b)	325	291,409
5.20%, 07/15/41(b)	235	227,485
5.25%, 05/15/53	303	280,806
5.55%, 08/15/55	545	527,047
6.25%, 05/15/39	280	302,248
Progress Energy, Inc., 6.00%, 12/01/39	580	599,543
Public Service Co. of Colorado
3.55%, 06/15/46	222	159,464
3.60%, 09/15/42	353	271,426
3.80%, 06/15/47	513	382,012
3.95%, 03/15/43	199	155,022
4.05%, 09/15/49	563	430,585
4.10%, 06/15/48	442	344,127
4.30%, 03/15/44	300	248,892
4.50%, 06/01/52	228	184,987
4.75%, 08/15/41	135	120,767
5.25%, 04/01/53	851	769,889
5.75%, 05/15/54	955	930,055
5.85%, 05/15/55	765	756,488
6.50%, 08/01/38(b)	250	274,926
Series 17, 6.25%, 09/01/37	540	581,079

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 34, 3.20%, 03/01/50(b)	$630	$415,212
Series 36, 2.70%, 01/15/51	515	303,870
Public Service Co. of New Hampshire
3.60%, 07/01/49	417	300,324
5.15%, 01/15/53	152	138,255
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	159	172,680
Series K, 3.15%, 08/15/51	187	119,125
Public Service Electric and Gas Co.
2.05%, 08/01/50	363	191,220
2.70%, 05/01/50	329	203,067
3.00%, 03/01/51	407	261,341
3.15%, 01/01/50	243	160,962
3.20%, 08/01/49	490	328,557
3.60%, 12/01/47	382	279,912
3.65%, 09/01/42	220	173,541
3.80%, 01/01/43	380	302,642
3.80%, 03/01/46	441	338,675
3.85%, 05/01/49	341	258,520
3.95%, 05/01/42	386	318,098
4.05%, 05/01/48	350	273,920
4.15%, 11/01/45(b)	214	172,119
5.13%, 03/15/53	360	328,591
5.30%, 08/01/54	475	442,175
5.38%, 11/01/39	250	249,418
5.45%, 08/01/53	338	322,739
5.45%, 03/01/54	435	413,652
5.50%, 03/01/40	240	241,259
5.70%, 12/01/36	229	238,547
5.80%, 05/01/37	252	267,341
Series I, 4.00%, 06/01/44	355	278,032
Series K, 4.05%, 05/01/45(b)	159	125,556
Series Q, 5.50%, 03/01/55(b)	420	404,486
Series R, 5.63%, 01/01/56(b)	505	495,561
Puget Sound Energy, Inc.
2.89%, 09/15/51	445	275,257
3.25%, 09/15/49	1,076	719,407
4.22%, 06/15/48	439	351,666
4.30%, 05/20/45	206	168,893
4.43%, 11/15/41	286	249,236
5.45%, 06/01/53	291	274,646
5.60%, 09/15/55	560	539,865
5.64%, 04/15/41(b)	25	24,837
5.69%, 06/15/54	135	132,248
5.76%, 10/01/39	395	401,519
5.76%, 07/15/40(b)	200	199,113
5.80%, 03/15/40	369	373,260
6.27%, 03/15/37	270	289,285
6.72%, 06/15/36	185	202,333
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	755	768,061
RWE Finance U.S. LLC
5.88%, 09/18/55(a)(b)	940	894,967
6.25%, 04/16/54(a)	760	760,310
San Diego Gas & Electric Co.
3.70%, 03/15/52	353	249,932
3.95%, 11/15/41	91	73,379
4.15%, 05/15/48	660	514,713
4.30%, 04/01/42(b)	137	114,948
4.50%, 08/15/40	357	323,002
5.35%, 05/15/40	280	270,567
5.35%, 04/01/53	799	736,621
Security	Par (000)	Value
Electric (continued)
5.55%, 04/15/54	$478	$453,559
6.00%, 06/01/39(b)	213	221,438
Series EEEE, 5.95%, 03/15/56	415	413,285
Series FFF, 6.13%, 09/15/37(b)	175	185,443
Series RRR, 3.75%, 06/01/47	491	364,621
Series TTT, 4.10%, 06/15/49	468	360,122
Series UUU, 3.32%, 04/15/50	332	222,054
Series WWW, 2.95%, 08/15/51	547	342,839
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	1,005	935,029
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	1,142	1,105,895
Sempra
3.80%, 02/01/38	1,373	1,161,034
4.00%, 02/01/48	948	706,347
6.00%, 10/15/39	682	696,974
Sierra Pacific Power Co.
5.90%, 03/15/54	502	493,813
Series P, 6.75%, 07/01/37	245	271,011
Southern California Edison Co.
3.45%, 02/01/52	510	330,777
3.65%, 02/01/50	1,202	822,145
3.90%, 12/01/41	180	138,341
4.00%, 04/01/47	1,909	1,409,415
4.05%, 03/15/42	630	493,870
4.50%, 09/01/40	477	410,546
4.65%, 10/01/43	706	588,928
5.50%, 03/15/40(b)	731	703,769
5.70%, 03/01/53	450	412,192
5.75%, 04/15/54	285	261,948
5.88%, 12/01/53	681	640,757
5.90%, 03/01/55	630	593,111
6.05%, 03/15/39	631	639,059
6.20%, 09/15/55	615	602,465
Series 06-E, 5.55%, 01/15/37(b)	623	619,808
Series 08-A, 5.95%, 02/01/38	727	737,844
Series 13-A, 3.90%, 03/15/43	317	240,128
Series 20A, 2.95%, 02/01/51	785	468,707
Series B, 4.88%, 03/01/49	641	532,054
Series C, 3.60%, 02/01/45	398	281,123
Series C, 4.13%, 03/01/48	1,430	1,067,657
Series E, 5.45%, 06/01/52	355	313,609
Series H, 3.65%, 06/01/51	353	240,172
Southern Co.(The)
4.25%, 07/01/36	357	328,417
4.40%, 07/01/46	1,949	1,606,083
Southern Power Co.
5.15%, 09/15/41	585	552,198
5.25%, 07/15/43	310	290,921
Series F, 4.95%, 12/15/46	198	172,933
Southwestern Electric Power Co.
3.25%, 11/01/51	485	311,257
5.90%, 04/01/56(b)	750	728,485
6.20%, 03/15/40	289	298,010
Series J, 3.90%, 04/01/45	398	300,057
Series L, 3.85%, 02/01/48	390	284,194
Southwestern Public Service Co.
3.40%, 08/15/46	392	274,875
3.70%, 08/15/47	542	397,370
3.75%, 06/15/49	385	276,663
4.50%, 08/15/41	353	309,588

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.00%, 10/01/36	$261	$267,775
6.00%, 06/01/54	660	663,216
Series 6, 4.40%, 11/15/48	407	328,208
Series 8, 3.15%, 05/01/50	728	468,799
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	270	254,889
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	475	442,081
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	720	708,710
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	425	371,403
Tampa Electric Co.
3.45%, 03/15/51(b)	375	259,725
3.63%, 06/15/50(b)	290	207,855
4.10%, 06/15/42	229	190,171
4.20%, 05/15/45	70	55,732
4.30%, 06/15/48	515	416,915
4.35%, 05/15/44	389	324,316
4.45%, 06/15/49	371	304,428
5.00%, 07/15/52(b)	165	147,038
6.15%, 05/15/37(b)	195	205,675
6.55%, 05/15/36	195	211,947
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)	274	271,219
Toledo Edison Co. (The), 6.15%, 05/15/37	100	107,323
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/01/44	196	160,838
6.00%, 06/15/40(a)	352	355,925
Tucson Electric Power Co.
3.25%, 05/01/51	191	124,950
4.00%, 06/15/50	536	404,071
4.85%, 12/01/48	339	293,541
5.50%, 04/15/53(b)	145	137,142
5.90%, 04/15/55(b)	165	163,700
Union Electric Co.
2.63%, 03/15/51	636	372,985
3.25%, 10/01/49	433	290,622
3.65%, 04/15/45	471	355,105
3.90%, 09/15/42	364	294,721
3.90%, 04/01/52	555	414,857
4.00%, 04/01/48	476	369,613
5.13%, 03/15/55	300	271,337
5.25%, 01/15/54(b)	320	293,251
5.30%, 08/01/37	247	249,590
5.45%, 03/15/53	454	430,211
5.55%, 03/15/56	630	605,756
8.45%, 03/15/39	237	302,208
Virginia Electric and Power Co.
2.45%, 12/15/50	989	554,140
2.95%, 11/15/51	1,133	700,709
3.30%, 12/01/49	537	357,685
4.00%, 01/15/43(b)	469	378,776
4.45%, 02/15/44	604	511,814
4.60%, 12/01/48	572	475,030
5.35%, 01/15/54	700	644,867
5.45%, 04/01/53	817	765,657
5.55%, 08/15/54(b)	735	695,444
5.65%, 03/15/55	825	791,511
5.70%, 08/15/53(b)	755	732,447
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/56	$1,380	$1,330,419
6.35%, 11/30/37	367	397,000
8.88%, 11/15/38	622	812,464
Series A, 6.00%, 05/15/37	548	578,907
Series B, 3.80%, 09/15/47	613	458,418
Series B, 4.20%, 05/15/45	317	256,635
Series C, 4.00%, 11/15/46	502	386,127
Series C, 4.63%, 05/15/52(b)	833	689,233
Series D, 4.65%, 08/15/43	443	386,056
Series D, 5.60%, 09/15/55	1,100	1,044,120
Wisconsin Electric Power Co.
3.65%, 12/15/42	201	154,903
4.25%, 06/01/44	276	225,166
4.30%, 12/15/45	181	145,786
4.30%, 10/15/48	468	380,415
5.05%, 10/01/54(b)	180	160,786
5.65%, 03/15/56	640	625,640
5.70%, 12/01/36	205	216,601
Wisconsin Power and Light Co.
3.65%, 04/01/50	469	333,139
4.10%, 10/15/44	185	146,283
5.70%, 12/15/55	220	213,233
6.38%, 08/15/37	220	238,233
7.60%, 10/01/38	195	226,460
Wisconsin Public Service Corp.
2.85%, 12/01/51	220	133,665
3.30%, 09/01/49	299	202,856
3.67%, 12/01/42	213	166,027
4.75%, 11/01/44	315	276,988
Xcel Energy, Inc.
3.50%, 12/01/49(b)	536	372,852
4.80%, 09/15/41	278	246,395
6.50%, 07/01/36	260	280,241
		347,379,901
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 4.38%, 05/08/42	451	396,404
Emerson Electric Co.
2.75%, 10/15/50	571	353,504
2.80%, 12/21/51	795	491,108
5.25%, 11/15/39(b)	322	323,440
6.13%, 04/15/39(b)	195	207,208
		1,771,664
Electronics — 0.1%
Amphenol Corp.
5.30%, 11/15/55(b)	1,260	1,180,215
5.38%, 11/15/54(b)	650	624,446
Fortive Corp., 4.30%, 06/15/46	584	474,247
Honeywell International, Inc.
2.80%, 06/01/50	769	488,518
3.81%, 11/21/47	472	358,871
5.25%, 03/01/54	45	42,089
Tyco Electronics Group SA, 7.13%, 10/01/37	305	350,586
		3,518,972
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	528	431,350
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	525	447,258
5.13%, 08/11/61(a)	1,277	1,044,471

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Cellnex Finance Co. SA, 3.88%, 07/07/41(a)	$295	$230,882
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	332	232,893
Mexico City Airport Trust
5.50%, 10/31/46(a)(b)	703	612,528
5.50%, 07/31/47(a)	1,711	1,486,987
WSP Global, Inc., 5.71%, 09/18/36(a)	1,225	1,217,556
		5,272,575
Environmental Control — 0.2%
Republic Services, Inc.
3.05%, 03/01/50	423	279,464
5.70%, 05/15/41(b)	338	348,793
6.20%, 03/01/40(b)	422	457,696
Waste Connections, Inc.
2.95%, 01/15/52	816	516,936
3.05%, 04/01/50	587	386,882
Waste Management, Inc.
2.50%, 11/15/50	489	292,066
2.95%, 06/01/41	489	365,693
4.10%, 03/01/45	350	289,247
4.15%, 07/15/49(b)	590	476,926
5.35%, 10/15/54(b)	1,110	1,057,774
		4,471,477
Food — 2.3%
Bimbo Bakeries USA, Inc., 4.00%, 05/17/51(a)	425	316,877
Campbell's Company/The
3.13%, 04/24/50	558	333,501
4.80%, 03/15/48	707	561,361
5.25%, 10/13/54(b)	250	205,745
Cencosud SA, 6.63%, 02/12/45(a)	200	211,250
Conagra Brands, Inc.
5.30%, 11/01/38	1,118	1,041,522
5.40%, 11/01/48(b)	875	747,101
Flowers Foods, Inc., 6.20%, 03/15/55	250	211,205
General Mills, Inc.
3.00%, 02/01/51(b)	461	283,922
4.15%, 02/15/43	360	288,820
4.55%, 04/17/38	294	265,997
4.70%, 04/17/48(b)	347	288,427
5.40%, 06/15/40	491	477,132
Gruma SAB de CV, 5.76%, 12/09/54(a)	205	202,023
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	375	287,416
4.70%, 11/10/47(a)	624	532,438
4.88%, 06/27/44(a)	360	324,092
Hershey Co.(The)
2.65%, 06/01/50	328	198,189
3.13%, 11/15/49	359	239,949
3.38%, 08/15/46	224	162,816
Hormel Foods Corp., 3.05%, 06/03/51(b)	474	302,427
Ingredion, Inc.
3.90%, 06/01/50	245	182,025
6.63%, 04/15/37(b)	199	217,673
J M Smucker Co.(The)
4.38%, 03/15/45	472	386,284
6.50%, 11/15/43(b)	769	807,669
6.50%, 11/15/53(b)	840	880,659
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co. Holdings, 5.63%, 03/10/37(a)	630	628,847
Security	Par (000)	Value
Food (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.25%, 03/01/56	$1,575	$1,519,799
6.38%, 02/25/55	820	811,513
6.38%, 04/15/66	1,365	1,314,233
6.40%, 05/10/57(a)	625	614,956
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
4.38%, 02/02/52	1,155	869,238
6.50%, 12/01/52	1,735	1,740,047
7.25%, 11/15/53	1,120	1,221,149
Kellanova
4.50%, 04/01/46	550	468,333
5.75%, 05/16/54	255	248,327
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	405	405,793
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,585	2,025,775
4.63%, 10/01/39	930	821,775
4.88%, 10/01/49	1,399	1,145,585
5.00%, 06/04/42	1,210	1,069,593
5.20%, 07/15/45	1,861	1,629,250
5.50%, 06/01/50	740	662,720
6.50%, 02/09/40(b)	503	526,370
6.88%, 01/26/39	1,140	1,240,326
7.13%, 08/01/39(a)	1,013	1,110,439
Kroger Co.(The)
3.88%, 10/15/46	736	556,061
3.95%, 01/15/50	888	661,005
4.45%, 02/01/47	1,309	1,070,456
4.65%, 01/15/48	645	539,891
5.00%, 04/15/42	297	273,870
5.15%, 08/01/43	379	350,297
5.40%, 07/15/40(b)	405	395,331
5.40%, 01/15/49	806	752,635
5.50%, 09/15/54(b)	1,880	1,744,823
5.65%, 09/15/64	1,343	1,247,979
6.90%, 04/15/38	435	490,800
Mars, Inc.
2.38%, 07/16/40(a)	810	568,693
2.45%, 07/16/50(a)	642	366,167
3.88%, 04/01/39(a)(b)	759	657,023
3.95%, 04/01/44(a)	317	256,170
3.95%, 04/01/49(a)(b)	623	482,197
4.13%, 04/01/54(a)	407	313,888
4.20%, 04/01/59(a)(b)	756	579,476
5.65%, 05/01/45(a)	2,540	2,499,300
5.70%, 05/01/55(a)	4,434	4,314,445
5.80%, 05/01/65(a)	1,195	1,169,603
McCormick & Co., Inc./MD, 4.20%, 08/15/47	209	163,104
Mondelez International, Inc., 2.63%, 09/04/50	1,005	594,699
Nestle Capital Corp., 5.10%, 03/12/54(a)(b)	485	452,173
Nestle Holdings, Inc.
2.50%, 09/14/41(a)	315	221,642
2.63%, 09/14/51(a)(b)	662	406,483
3.90%, 09/24/38(a)(b)	1,507	1,336,041
4.00%, 09/24/48(a)	1,847	1,469,682
4.70%, 01/15/53(a)(b)	853	751,898
Sigma Foods SAB de CV, 6.88%, 03/25/44(a)	957	1,024,950
Sysco Corp.
3.15%, 12/14/51(b)	691	430,108
3.30%, 02/15/50	474	311,524

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.45%, 03/15/48	$443	$353,312
4.50%, 04/01/46	506	411,815
4.85%, 10/01/45	285	243,312
6.60%, 04/01/40	520	556,754
6.60%, 04/01/50(b)	1,104	1,150,986
Tesco PLC, 6.15%, 11/15/37(a)	310	315,927
Tyson Foods, Inc.
4.55%, 06/02/47	645	544,585
5.10%, 09/28/48(b)	1,341	1,216,496
5.15%, 08/15/44	442	406,701
		61,682,890
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)(b)	517	432,356
5.50%, 11/02/47	387	342,783
5.50%, 04/30/49(a)(b)	435	385,258
International Paper Co.
4.35%, 08/15/48(b)	536	419,049
4.40%, 08/15/47	724	576,024
4.80%, 06/15/44(b)	535	457,779
5.15%, 05/15/46	480	427,629
6.00%, 11/15/41	653	658,162
7.30%, 11/15/39	459	519,654
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,128	1,230,033
		5,448,727
Gas — 1.1%
APA Infrastructure Ltd., 5.75%, 09/16/44(a)(b)	280	274,721
Atmos Energy Corp.
2.85%, 02/15/52	564	346,307
3.38%, 09/15/49	575	398,610
4.13%, 10/15/44(b)	656	544,655
4.13%, 03/15/49	421	331,756
4.15%, 01/15/43(b)	369	309,729
4.30%, 10/01/48	641	522,095
5.00%, 12/15/54(b)	675	601,463
5.45%, 01/15/56	610	581,774
5.50%, 06/15/41(b)	445	446,015
5.75%, 10/15/52(b)	532	529,198
6.20%, 11/15/53	474	500,280
Boston Gas Co.
4.49%, 02/15/42(a)	385	323,872
6.12%, 07/20/53(a)	440	432,875
Brooklyn Union Gas Co.(The)
4.27%, 03/15/48(a)	820	639,662
4.49%, 03/04/49(a)	377	297,789
4.50%, 03/10/46(a)	557	452,132
6.42%, 07/18/54(a)	810	822,222
CenterPoint Energy Resources Corp.
5.85%, 01/15/41(b)	436	445,234
6.63%, 11/01/37	275	300,361
Centrica PLC, 5.38%, 10/16/43(a)	354	322,833
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	832	522,537
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	269	178,440
5.82%, 04/01/41(a)	405	404,241
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	880	965,363
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)	335	365,887
NiSource, Inc.
3.95%, 03/30/48	917	692,220
Security	Par (000)	Value
Gas (continued)
4.38%, 05/15/47	$952	$774,733
4.80%, 02/15/44	715	625,871
5.00%, 06/15/52	419	362,201
5.25%, 02/15/43	552	515,368
5.65%, 02/01/45	393	380,092
5.80%, 02/01/42	284	275,847
5.85%, 04/01/55	1,525	1,483,023
5.95%, 06/15/41	662	675,525
ONE Gas, Inc.
4.50%, 11/01/48	337	286,266
4.66%, 02/01/44	581	508,231
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	352	236,701
3.64%, 11/01/46	395	287,416
4.65%, 08/01/43	329	283,914
5.05%, 05/15/52	367	322,495
Snam SpA, 6.50%, 05/28/55(a)	555	571,058
Southern California Gas Co.
3.75%, 09/15/42	505	394,882
4.45%, 03/15/44	195	160,245
5.13%, 11/15/40	351	336,769
5.60%, 04/01/54	740	704,633
5.75%, 06/01/53(b)	614	596,538
6.00%, 06/15/55(b)	285	285,852
6.35%, 11/15/52(b)	518	545,714
Series UU, 4.13%, 06/01/48	459	355,696
Series VV, 4.30%, 01/15/49	399	317,086
Series WW, 3.95%, 02/15/50	375	282,163
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	646	491,859
4.40%, 06/01/43(b)	469	393,200
4.40%, 05/30/47	522	424,988
5.88%, 03/15/41	1,026	1,049,297
Series 21A, 3.15%, 09/30/51	518	331,275
Southwest Gas Corp.
3.18%, 08/15/51	368	239,010
3.80%, 09/29/46	263	197,611
4.15%, 06/01/49	302	230,857
Spire Missouri, Inc., 3.30%, 06/01/51	285	190,584
Spire, Inc., 4.70%, 08/15/44	225	190,458
Washington Gas Light Co.
3.65%, 09/15/49	375	267,281
Series K, 3.80%, 09/15/46	306	229,700
		28,356,710
Hand & Machine Tools — 0.1%
Snap-on, Inc.
3.10%, 05/01/50(b)	473	313,812
4.10%, 03/01/48(b)	413	328,368
Stanley Black & Decker, Inc.
2.75%, 11/15/50	884	509,349
4.85%, 11/15/48	402	337,626
5.20%, 09/01/40	330	308,786
		1,797,941
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36(b)	1,522	1,489,340
4.75%, 03/15/38	2,970	2,869,044
4.75%, 04/15/43(b)	551	504,624
4.90%, 11/30/46(b)	2,943	2,682,597
5.30%, 05/27/40(b)	563	567,801

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.50%, 03/15/56	$3,070	$2,968,235
5.60%, 03/15/66	2,810	2,706,310
6.00%, 04/01/39	327	350,851
6.15%, 11/30/37	462	504,157
Alcon Finance Corp.
3.80%, 09/23/49(a)	396	292,790
5.75%, 12/06/52(a)(b)	435	428,081
Baxter International, Inc.
3.13%, 12/01/51(b)	538	310,757
3.50%, 08/15/46(b)	319	211,135
4.50%, 06/15/43(b)	404	306,459
6.25%, 12/01/37	400	401,729
Boston Scientific Corp.
4.55%, 03/01/39(b)	527	491,371
4.70%, 03/01/49(b)	521	456,346
7.38%, 01/15/40	355	417,500
Covidien International Finance SA, 6.55%, 10/15/37	170	189,192
Danaher Corp.
2.60%, 10/01/50(b)	920	547,552
2.80%, 12/10/51	904	555,244
4.38%, 09/15/45	367	312,487
DH Europe Finance II SARL
3.25%, 11/15/39	993	798,230
3.40%, 11/15/49	767	539,820
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(b)	898	942,793
Koninklijke Philips NV
5.00%, 03/15/42	394	358,812
6.88%, 03/11/38	837	923,722
Medtronic, Inc.
4.00%, 04/01/43(b)	215	178,580
4.63%, 03/15/45(b)	1,715	1,525,025
Revvity, Inc., 3.63%, 03/15/51	269	187,348
Solventum Corp., 5.90%, 04/30/54(b)	1,120	1,086,379
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	593	420,844
Stryker Corp.
2.90%, 06/15/50(b)	490	310,492
4.10%, 04/01/43	377	311,149
4.38%, 05/15/44	373	315,613
4.63%, 03/15/46	947	820,009
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,027	747,136
4.10%, 08/15/47	583	475,728
4.89%, 10/07/37	705	693,429
5.30%, 02/01/44	298	287,792
5.40%, 08/10/43	874	858,980
5.55%, 02/12/46	550	538,945
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45(b)	294	252,433
5.75%, 11/30/39	287	289,153
		32,426,014
Health Care - Services — 4.7%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	222	134,221
Adventist Health System/West, 3.63%, 03/01/49	185	124,844
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	174,619
4.27%, 08/15/48	228	185,615
Series 2020, 3.01%, 06/15/50	145	93,005
Security	Par (000)	Value
Health Care - Services (continued)
Aetna, Inc.
3.88%, 08/15/47	$630	$456,104
4.50%, 05/15/42	374	313,962
4.75%, 03/15/44	507	428,366
6.63%, 06/15/36	762	824,896
6.75%, 12/15/37	495	538,512
AHS Hospital Corp.
5.02%, 07/01/45	341	314,790
Series 2021, 2.78%, 07/01/51	229	139,561
Allina Health System
2.90%, 11/15/51	192	121,008
4.81%, 11/15/45	184	164,332
Series 2019, 3.89%, 04/15/49	196	145,834
Ascension Health
3.95%, 11/15/46	994	788,557
4.85%, 11/15/53(b)	295	261,095
Series B, 3.11%, 11/15/39	439	345,861
Banner Health
2.91%, 01/01/42	235	169,730
2.91%, 01/01/51	250	156,953
Series 2020, 3.18%, 01/01/50(b)	178	120,614
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	10	5,561
Baptist Health South Florida, Inc., Series 2017, 4.34%, 11/15/41	193	168,909
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	167,137
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	311	232,498
Baylor Scott & White Holdings
3.97%, 11/15/46	310	246,565
4.19%, 11/15/45	308	257,267
Series 2021, 2.84%, 11/15/50	775	483,722
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(b)	195	125,794
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(b)	192	128,516
Children's Health System of Texas, 2.51%, 08/15/50	242	141,157
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	267	220,572
Series 2020, 2.59%, 02/01/50(b)	201	121,408
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	192,946
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	280	173,217
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	79	50,251
Cigna Group(The)
3.20%, 03/15/40	547	425,438
3.40%, 03/15/50	1,347	916,111
3.40%, 03/15/51	1,378	930,233
3.88%, 10/15/47	1,062	801,249
4.80%, 08/15/38	1,937	1,821,261
4.80%, 07/15/46	1,575	1,367,273
4.90%, 12/15/48	3,052	2,645,446
5.38%, 02/15/42(b)	246	236,345
5.60%, 02/15/54(b)	1,268	1,201,283
6.00%, 01/15/56	770	769,846
6.13%, 11/15/41	339	351,336

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
City of Hope
Series 2013, 5.62%, 11/15/43	$282	$274,461
Series 2018, 4.38%, 08/15/48	180	145,043
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	350	290,952
CommonSpirit Health
3.82%, 10/01/49	518	379,580
3.91%, 10/01/50(b)	497	364,407
4.19%, 10/01/49	837	645,899
4.35%, 11/01/42	664	568,602
5.55%, 12/01/54	330	308,181
5.58%, 09/01/45(b)	90	86,539
5.66%, 09/01/55(b)	120	114,302
6.46%, 11/01/52	215	227,566
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(b)	139	87,612
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49(b)	156	109,591
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	319	219,331
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	184	141,766
Dignity Health
4.50%, 11/01/42(b)	231	198,326
5.27%, 11/01/64	160	141,250
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	424	330,978
Elevance Health, Inc.
3.13%, 05/15/50	795	512,370
3.60%, 03/15/51	1,679	1,172,671
3.70%, 09/15/49	651	464,313
4.38%, 12/01/47	1,523	1,234,320
4.55%, 03/01/48	921	764,146
4.55%, 05/15/52	736	596,142
4.63%, 05/15/42	938	826,599
4.65%, 01/15/43	886	775,795
4.65%, 08/15/44	842	724,303
4.85%, 08/15/54(b)	273	225,503
5.10%, 01/15/44	650	593,162
5.13%, 02/15/53	1,194	1,051,622
5.65%, 06/15/54	960	908,780
5.70%, 02/15/55	1,325	1,265,411
5.70%, 09/15/55(b)	565	541,713
5.85%, 11/01/64(b)	705	674,150
6.10%, 10/15/52	809	815,797
6.38%, 06/15/37	325	350,241
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(b)	155	115,537
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	107,198
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	325	264,339
4.50%, 07/01/57(b)	305	256,373
Series 2020, 2.68%, 09/01/41	395	279,788
Series 2020, 2.88%, 09/01/50	344	216,868
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	80	55,715
HCA, Inc.
3.50%, 07/15/51(b)	1,878	1,236,678
4.38%, 03/15/42	649	543,893
4.63%, 03/15/52	2,195	1,745,857
5.13%, 06/15/39	1,091	1,031,773
5.25%, 06/15/49	2,209	1,952,886
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 06/15/47	$1,327	$1,217,699
5.70%, 11/15/55(b)	925	860,365
5.90%, 06/01/53(b)	1,210	1,151,166
5.95%, 09/15/54	1,225	1,176,097
6.00%, 04/01/54	1,700	1,639,125
6.10%, 04/01/64(b)	820	793,280
6.20%, 03/01/55(b)	1,505	1,488,836
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	884	555,940
5.88%, 06/15/54(a)(b)	720	680,115
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(b)	277	206,918
Humana, Inc.
3.95%, 08/15/49	399	279,932
4.63%, 12/01/42	430	354,930
4.80%, 03/15/47	468	377,308
4.95%, 10/01/44	830	700,146
5.50%, 03/15/53	675	589,322
5.75%, 04/15/54	970	876,685
6.00%, 05/01/55(b)	425	396,306
8.15%, 06/15/38	366	432,689
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	279	219,332
Series 2021, 2.85%, 11/01/51	185	114,082
Inova Health System Foundation, 4.07%, 05/15/52	280	218,599
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	240	172,055
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	138,284
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(b)	531	417,065
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,361	1,099,791
4.88%, 04/01/42	449	415,552
Series 2019, 3.27%, 11/01/49	803	548,453
Series 2021, 2.81%, 06/01/41	1,147	835,569
Series 2021, 3.00%, 06/01/51	1,178	751,458
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(b)	654	575,042
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	142	106,921
Series 2020, 3.19%, 07/01/49	89	60,187
Series 2020, 3.34%, 07/01/60	399	255,955
Mayo Clinic
3.77%, 11/15/43(b)	200	162,374
Series 2013, 4.00%, 11/15/47	150	118,047
Series 2016, 4.13%, 11/15/52(b)	253	200,895
Series 2021, 3.20%, 11/15/61	521	325,076
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	246	202,643
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49(b)	80	57,333
Memorial Health Services, 3.45%, 11/01/49	199	139,779
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	122,087
5.00%, 07/01/42	361	341,486
Series 2015, 4.20%, 07/01/55(b)	470	373,439
Series 2020, 2.96%, 01/01/50	50	32,293
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	331	200,389

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Montefiore Obligated Group
4.29%, 09/01/50	$135	$91,791
Series 18-C, 5.25%, 11/01/48	162	132,404
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(b)	199	146,046
MyMichigan Health, Series 2020, 3.41%, 06/01/50	195	134,036
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	212	179,961
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	185	127,230
2.61%, 08/01/60(b)	155	83,990
3.56%, 08/01/36	175	153,856
4.02%, 08/01/45	310	252,189
4.06%, 08/01/56	198	151,944
4.76%, 08/01/2116(b)	180	141,983
Series 2019, 3.95%, 08/01/2119	250	167,601
Northwell Healthcare, Inc.
3.81%, 11/01/49	543	394,984
3.98%, 11/01/46(b)	350	270,307
4.26%, 11/01/47	699	562,552
6.15%, 11/01/43	185	188,767
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(b)	224	135,439
Novant Health, Inc.
2.64%, 11/01/36(b)	321	254,007
3.17%, 11/01/51	527	341,948
3.32%, 11/01/61(b)	507	317,262
4.37%, 11/01/43	215	182,285
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50(b)	54	32,491
NYU Langone Hospitals
5.75%, 07/01/43	80	80,488
Series 2020, 3.38%, 07/01/55(b)	430	289,135
Ochsner Clinic Foundation, 5.90%, 05/15/45	190	184,433
OhioHealth Corp.
2.83%, 11/15/41	185	134,712
Series 2020, 3.04%, 11/15/50(b)	192	128,649
Orlando Health Obligated Group
3.33%, 10/01/50	195	135,039
4.09%, 10/01/48	235	190,141
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	266	228,319
Series 2020, 3.22%, 11/15/50	295	189,885
Piedmont Healthcare, Inc.
2.86%, 01/01/52(b)	216	132,600
Series 2042, 2.72%, 01/01/42(b)	227	159,451
Presbyterian Healthcare Services, 4.88%, 08/01/52	192	167,494
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	602	348,037
Series A, 3.93%, 10/01/48	134	101,033
Series I, 3.74%, 10/01/47	365	270,406
Queen's Health Systems (The), 4.81%, 07/01/52	195	170,232
Quest Diagnostics, Inc., 4.70%, 03/30/45(b)	228	201,571
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	180	119,098
Roche Holdings, Inc.
2.61%, 12/13/51(a)	1,581	948,563
4.00%, 11/28/44(a)	518	431,849
5.22%, 03/08/54(a)(b)	1,555	1,477,639
Security	Par (000)	Value
Health Care - Services (continued)
7.00%, 03/01/39(a)	$1,220	$1,418,837
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	190	115,284
Sentara Health, 2.93%, 11/01/51	190	119,281
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(b)	191	114,908
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45	190	169,192
Stanford Health Care
3.03%, 08/15/51(b)	227	146,911
Series 2018, 3.80%, 11/15/48	349	265,062
Summa Health, 3.51%, 11/15/51	208	150,504
Sutter Health
5.55%, 08/15/53	10	9,718
Series 2018, 4.09%, 08/15/48	198	155,650
Series 20A, 3.16%, 08/15/40	145	112,008
Series 20A, 3.36%, 08/15/50(b)	390	268,710
Texas Health Resources
2.33%, 11/15/50	175	97,326
4.33%, 11/15/55(b)	160	129,981
Toledo Hospital (The), 5.75%, 11/15/38	170	169,135
Trinity Health Corp.
4.13%, 12/01/45	318	259,011
Series 2019, 3.43%, 12/01/48(b)	223	162,712
Series 2021, 2.63%, 12/01/40	311	222,703
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	110	100,079
UnitedHealth Group, Inc.
2.75%, 05/15/40	1,525	1,118,184
2.90%, 05/15/50	1,366	859,126
3.05%, 05/15/41(b)	1,902	1,420,909
3.13%, 05/15/60	755	453,699
3.25%, 05/15/51	1,874	1,240,576
3.50%, 08/15/39	1,597	1,306,261
3.70%, 08/15/49	1,270	922,070
3.75%, 10/15/47	781	584,147
3.88%, 08/15/59	1,140	800,096
3.95%, 10/15/42	910	739,830
4.20%, 01/15/47	375	300,189
4.25%, 03/15/43(b)	989	831,222
4.25%, 04/15/47(b)	843	679,298
4.25%, 06/15/48	1,326	1,063,096
4.38%, 03/15/42	831	718,034
4.45%, 12/15/48	1,053	867,505
4.63%, 11/15/41	943	844,196
4.75%, 07/15/45	2,262	1,985,786
4.75%, 05/15/52	1,735	1,465,509
4.95%, 05/15/62	1,055	895,078
5.05%, 04/15/53	1,817	1,609,077
5.20%, 04/15/63	1,667	1,464,732
5.38%, 04/15/54	1,700	1,568,608
5.50%, 07/15/44(b)	1,775	1,722,338
5.50%, 04/15/64	950	874,872
5.63%, 07/15/54	2,525	2,417,092
5.70%, 10/15/40	509	517,321
5.75%, 07/15/64	1,780	1,704,809
5.88%, 02/15/53	1,905	1,888,484
5.95%, 02/15/41	585	603,945
5.95%, 06/15/55(b)	740	749,302
6.05%, 02/15/63	1,366	1,368,443
6.50%, 06/15/37	555	610,456
6.63%, 11/15/37	1,020	1,133,784

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.88%, 02/15/38	$1,335	$1,517,994
UPMC, 5.38%, 05/15/43	237	225,379
WakeMed, Series A, 3.29%, 10/01/52	95	62,626
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	118,297
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	174	148,506
Series 2021, 3.07%, 03/01/51(b)	238	147,551
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(b)	120	69,545
		122,440,025
Holding Companies - Diversified — 0.0%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(a)(b)	762	544,126
JAB Holdings BV
3.75%, 05/28/51(a)	440	297,605
4.50%, 04/08/52(a)	355	277,378
		1,119,109
Home Builders — 0.0%
Sekisui House U.S., Inc.
3.97%, 08/06/61(b)	192	124,890
6.00%, 01/15/43	411	378,927
		503,817
Home Furnishings — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51	348	214,982
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.
3.95%, 08/01/47	256	199,016
5.00%, 06/15/52	390	350,903
Kimberly-Clark Corp.
2.88%, 02/07/50	445	285,802
3.20%, 07/30/46	393	276,091
3.70%, 06/01/43	165	128,606
3.90%, 05/04/47	307	239,399
5.30%, 03/01/41	412	412,736
6.63%, 08/01/37(b)	790	897,700
SC Johnson & Son, Inc.
4.00%, 05/15/43(a)	295	235,801
4.35%, 09/30/44(a)	250	200,892
4.75%, 10/15/46(a)(b)	640	559,442
4.80%, 09/01/40(a)	968	896,144
		4,682,532
Insurance — 5.0%
200 Park Funding Trust, 5.74%, 02/15/55(a)(b)	1,070	1,032,844
Aflac, Inc.
4.00%, 10/15/46	596	464,106
4.75%, 01/15/49(b)	429	369,064
6.45%, 08/15/40	249	271,443
AIA Group Ltd.
3.20%, 09/16/40(a)	1,540	1,184,582
4.50%, 03/16/46(a)(b)	880	775,015
4.88%, 03/11/44(a)	482	449,426
5.40%, 09/30/54(a)(b)	555	523,137
Alleghany Corp.
3.25%, 08/15/51	350	228,833
4.90%, 09/15/44	371	330,279
Allstate Corp.(The)
3.85%, 08/10/49	536	396,979
4.20%, 12/15/46	777	620,625
Security	Par (000)	Value
Insurance (continued)
4.50%, 06/15/43	$405	$346,707
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(d)	579	593,811
American Financial Group, Inc., 4.50%, 06/15/47	565	458,782
American International Group, Inc.
4.38%, 06/30/50(b)	1,199	971,383
4.50%, 07/16/44	647	554,239
4.75%, 04/01/48	790	683,784
4.80%, 07/10/45	320	281,733
6.25%, 05/01/36	165	174,481
AmFam Holdings, Inc., 3.83%, 03/11/51(a)(b)	312	213,619
Aon Corp., 6.25%, 09/30/40	442	471,516
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	468	284,372
3.90%, 02/28/52	971	707,169
Aon Global Ltd.
4.25%, 12/12/42(b)	286	237,592
4.45%, 05/24/43	260	218,508
4.60%, 06/14/44	545	467,403
4.75%, 05/15/45(b)	533	462,375
Aon North America, Inc., 5.75%, 03/01/54	1,865	1,794,142
Arch Capital Finance LLC, 5.03%, 12/15/46	470	424,508
Arch Capital Group Ltd., 3.64%, 06/30/50	996	714,056
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	454	421,161
Arthur J Gallagher & Co.
3.05%, 03/09/52(b)	327	200,683
3.50%, 05/20/51	865	588,183
5.55%, 02/15/55(b)	1,560	1,450,519
5.75%, 03/02/53	633	603,822
5.75%, 07/15/54	422	402,671
6.75%, 02/15/54	552	595,000
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(a)(d)	190	180,128
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51(b)	210	141,377
Athene Holding Ltd.
3.45%, 05/15/52(b)	555	340,079
3.95%, 05/25/51	598	406,814
6.25%, 04/01/54	805	740,140
6.63%, 05/19/55(b)	855	826,748
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	210	196,360
AXA SA, 6.38%, (1-day SOFR Index + 2.52%)(a)(d)(e)	275	311,017
Axis Specialty Finance PLC, 5.15%, 04/01/45(b)	164	147,936
Beacon Funding Trust, 6.27%, 08/15/54(a)	975	969,915
Belrose Funding Trust II, 6.79%, 05/15/55(a)	785	792,358
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51(b)	671	393,698
2.85%, 10/15/50	2,000	1,258,195
3.85%, 03/15/52	2,265	1,708,840
4.20%, 08/15/48	2,366	1,933,795
4.25%, 01/15/49	1,945	1,594,759
4.30%, 05/15/43(b)	401	352,126
4.40%, 05/15/42	998	894,292
5.75%, 01/15/40	844	907,085
Berkshire Hathaway, Inc., 4.50%, 02/11/43(b)	864	779,897
Brighthouse Financial, Inc.
3.85%, 12/22/51	273	158,351
4.70%, 06/22/47(b)	921	640,180

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Brown & Brown, Inc.
4.95%, 03/17/52(b)	$530	$439,234
6.25%, 06/23/55(b)	955	949,521
Chubb INA Holdings LLC
2.85%, 12/15/51(b)	423	263,981
3.05%, 12/15/61	839	503,892
4.15%, 03/13/43	524	440,253
4.35%, 11/03/45(b)	1,365	1,159,993
6.00%, 05/11/37	830	885,502
6.70%, 05/15/36(b)	301	337,715
Series 1, 6.50%, 05/15/38	668	740,103
Corebridge Financial, Inc.
4.35%, 04/05/42(b)	390	324,909
4.40%, 04/05/52(b)	1,138	901,768
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	487	309,459
Equitable Holdings, Inc., 5.00%, 04/20/48	1,485	1,287,730
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	728	444,363
3.50%, 10/15/50	1,116	747,276
4.87%, 06/01/44	315	270,475
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55(b)	510	504,177
6.35%, 03/22/54	895	910,891
6.50%, 05/20/55	25	26,095
Farmers Insurance Exchange, 4.75%, 11/01/57(a)(b)(d)	232	192,268
Fidelity National Financial, Inc., 3.20%, 09/17/51(b)	235	143,417
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	506	502,606
Global Atlantic Fin Co., 6.75%, 03/15/54(a)(b)	447	422,318
Grand River Funding Trust II, 7.28%, 02/15/56(a)	35	36,508
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	503	420,676
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	721	569,834
Guardian Life Insurance Co. of America(The)
3.70%, 01/22/70(a)	214	137,958
4.85%, 01/24/77(a)	558	445,856
4.88%, 06/19/64(a)	325	271,270
Hartford Insurance Group, Inc.
2.90%, 09/15/51(b)	430	267,336
3.60%, 08/19/49	973	700,028
4.30%, 04/15/43	384	321,889
4.40%, 03/15/48	450	371,319
5.95%, 10/15/36	170	180,104
6.10%, 10/01/41	283	296,302
6.63%, 03/30/40	487	528,410
Henneman Trust, 6.58%, 05/15/55(a)(b)	330	336,089
High Street Funding Trust III, 5.81%, 02/15/55(a)(b)	350	336,794
Jackson Financial, Inc., 4.00%, 11/23/51	302	201,230
Liberty Mutual Group, Inc.
3.95%, 10/15/50(a)	1,320	955,852
3.95%, 05/15/60(a)(b)	448	305,250
4.85%, 08/01/44(a)(b)	325	278,000
5.50%, 06/15/52(a)	998	910,612
6.50%, 05/01/42(a)(b)	422	425,745
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	220	238,453
Lincoln National Corp.
4.35%, 03/01/48(b)	305	229,091
6.30%, 10/09/37(b)	406	423,696
7.00%, 06/15/40	563	610,331
Loews Corp., 4.13%, 05/15/43	455	374,660
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp., 5.38%, 03/04/46	$784	$752,415
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	468	331,728
Markel Group, Inc.
3.45%, 05/07/52	421	276,217
4.15%, 09/17/50	470	351,524
4.30%, 11/01/47	313	243,473
5.00%, 03/30/43(b)	205	182,510
5.00%, 04/05/46	526	461,139
5.00%, 05/20/49	653	561,337
6.00%, 05/16/54(b)	490	478,995
Marsh & McLennan Companies, Inc.
2.90%, 12/15/51	293	179,426
4.20%, 03/01/48	589	470,432
4.35%, 01/30/47	444	363,070
4.75%, 03/15/39	1,600	1,512,065
4.90%, 03/15/49	1,186	1,042,800
5.35%, 11/15/44	680	646,337
5.40%, 03/15/55	1,525	1,421,772
5.45%, 03/15/53	587	552,006
5.45%, 03/15/54(b)	494	465,298
5.70%, 09/15/53	964	941,037
6.25%, 11/01/52	495	517,628
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	535	316,653
3.38%, 04/15/50(a)(b)	479	322,699
3.73%, 10/15/70(a)	998	626,709
4.50%, 04/15/65(a)	156	117,852
4.90%, 04/01/77(a)	318	248,858
5.08%, 02/15/69(a)(d)	1,075	950,008
5.38%, 12/01/41(a)	216	197,083
5.67%, 12/01/52(a)(b)	331	317,330
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	575	627,599
MetLife, Inc.
4.05%, 03/01/45	1,085	878,737
4.13%, 08/13/42	727	605,413
4.60%, 05/13/46	887	773,848
4.72%, 12/15/44	447	390,267
4.88%, 11/13/43	1,082	981,811
5.00%, 07/15/52(b)	1,085	964,090
5.25%, 01/15/54(b)	813	753,953
5.88%, 02/06/41	1,376	1,421,219
6.40%, 12/15/66	858	878,920
9.25%, 04/08/68(a)	715	841,790
10.75%, 08/01/69(b)	348	451,834
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.95%)(a)(d)	207	209,139
6.80%, 06/15/36(a)	93	100,929
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	220	178,647
Nationwide Financial Services, Inc.
3.90%, 11/30/49(a)(b)	1,185	897,138
5.30%, 11/18/44(a)	237	215,951
6.75%, 05/15/87(b)	430	426,854
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	1,040	794,503
4.95%, 04/22/44(a)	619	535,665
9.38%, 08/15/39(a)	622	801,382
New York Life Insurance Co.
3.75%, 05/15/50(a)	1,392	1,016,104
4.45%, 05/15/69(a)	760	575,791
6.75%, 11/15/39(a)	849	947,587

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Northwestern Mutual Life Insurance Co.(The)
3.45%, 03/30/51(a)(b)	$813	$554,761
3.63%, 09/30/59(a)	949	633,751
3.85%, 09/30/47(a)	1,614	1,225,239
6.06%, 03/30/40(a)	1,061	1,096,982
6.17%, 05/29/55(a)	747	770,035
Old Republic International Corp., 3.85%, 06/11/51	507	358,742
Omnis Funding Trust, 6.72%, 05/15/55(a)	650	666,673
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(a)	336	245,798
Pacific Life Insurance Co.
4.30%, 10/24/67(a)(d)	725	570,465
5.95%, 09/15/55(a)	285	278,470
9.25%, 06/15/39(a)(b)	245	324,082
Pacific LifeCorp
3.35%, 09/15/50(a)	804	536,481
5.13%, 01/30/43(a)	569	519,560
5.40%, 09/15/52(a)(b)	780	726,474
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	300	196,514
Pine Street Trust II, 5.57%, 02/15/49(a)	308	283,157
Pine Street Trust III, 6.22%, 05/15/54(a)	420	417,917
Principal Financial Group, Inc.
4.30%, 11/15/46	507	412,144
4.35%, 05/15/43	286	238,905
4.63%, 09/15/42	366	318,427
5.50%, 03/15/53	217	204,447
6.05%, 10/15/36	606	648,468
Progressive Corp.(The)
3.70%, 01/26/45	449	340,894
3.70%, 03/15/52(b)	330	239,074
3.95%, 03/26/50	593	450,461
4.13%, 04/15/47	786	627,197
4.20%, 03/15/48	545	436,920
4.35%, 04/25/44	349	292,607
Prudential Financial, Inc.
3.00%, 03/10/40	367	278,131
3.70%, 03/13/51(b)	1,465	1,048,297
3.91%, 12/07/47	968	730,594
3.94%, 12/07/49	1,031	773,341
4.35%, 02/25/50	945	758,834
4.42%, 03/27/48	290	235,781
4.60%, 05/15/44	723	624,846
5.70%, 12/14/36	902	938,692
6.63%, 12/01/37(b)	418	462,781
6.63%, 06/21/40	454	501,343
Reinsurance Group of America, Inc., 6.38%, 09/15/56, (5-year CMT + 2.34%)(d)	25	24,483
Securian Financial Group, Inc., 4.80%, 04/15/48(a)	365	311,773
Selective Insurance Group, Inc., 5.38%, 03/01/49(b)	307	276,923
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.13%)(a)(d)	515	508,287
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	190	159,170
Symetra Life Insurance Co., 6.55%, 10/01/55(a)	370	374,631
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	1,221	813,016
4.27%, 05/15/47(a)	2,047	1,640,347
Security	Par (000)	Value
Insurance (continued)
4.90%, 09/15/44(a)	$1,516	$1,345,382
6.85%, 12/16/39(a)	1,055	1,179,129
Transatlantic Holdings, Inc., 8.00%, 11/30/39	247	300,245
Travelers Companies, Inc.(The)
2.55%, 04/27/50(b)	685	404,245
3.05%, 06/08/51	715	462,635
3.75%, 05/15/46	389	297,769
4.00%, 05/30/47	677	535,106
4.05%, 03/07/48	445	352,656
4.10%, 03/04/49	551	435,456
4.30%, 08/25/45	401	333,443
4.60%, 08/01/43	470	416,413
5.35%, 11/01/40	509	505,347
5.45%, 05/25/53(b)	644	618,053
5.70%, 07/24/55(b)	835	829,420
6.25%, 06/15/37	1,150	1,261,215
6.75%, 06/20/36	347	394,223
Trinity Acquisition PLC, 6.13%, 08/15/43	229	227,325
Unum Group
4.05%, 08/15/41(a)	505	405,753
4.13%, 06/15/51	565	414,912
4.50%, 12/15/49	535	426,096
5.75%, 08/15/42(b)	515	505,954
6.00%, 06/15/54	245	237,044
W R Berkley Corp.
3.15%, 09/30/61	239	138,351
4.75%, 08/01/44	298	260,909
6.25%, 02/15/37(b)	295	309,671
W.R. Berkley Corp.
3.55%, 03/30/52	242	166,003
4.00%, 05/12/50	472	356,098
Western & Southern Life Insurance Co.(The)
3.75%, 04/28/61(a)(b)	285	187,853
5.15%, 01/15/49(a)	365	321,104
Willis North America, Inc.
3.88%, 09/15/49(b)	561	407,999
5.05%, 09/15/48	478	417,114
5.90%, 03/05/54	610	595,521
Wynnton Funding Trust II, 5.99%, 08/15/55(a)	820	807,659
XL Group Ltd., 5.25%, 12/15/43	265	244,226
		130,817,697
Internet — 3.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41(b)	708	522,367
3.15%, 02/09/51	1,660	1,107,632
3.25%, 02/09/61	720	457,078
4.00%, 12/06/37	927	841,833
4.20%, 12/06/47	1,597	1,319,825
4.40%, 12/06/57(b)	989	806,949
5.63%, 11/26/54(b)	350	348,253
Alphabet, Inc.
1.90%, 08/15/40	1,362	903,409
2.05%, 08/15/50(b)	2,289	1,223,678
2.25%, 08/15/60	1,827	914,387
5.25%, 05/15/55	2,465	2,293,048
5.30%, 05/15/65	1,210	1,102,075
5.35%, 11/15/45	1,825	1,770,583
5.45%, 11/15/55	3,140	3,003,468
5.50%, 02/15/46	2,710	2,664,987
5.65%, 02/15/56	1,530	1,500,666
5.70%, 11/15/75	2,625	2,512,238

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.75%, 02/15/66	$2,175	$2,116,126
Amazon.com, Inc.
2.50%, 06/03/50	2,155	1,250,023
2.70%, 06/03/60(b)	1,919	1,042,508
2.88%, 05/12/41	1,989	1,466,351
3.10%, 05/12/51	2,981	1,931,427
3.25%, 05/12/61	1,674	1,030,277
3.88%, 08/22/37	2,170	1,952,306
3.95%, 04/13/52(b)	2,461	1,867,409
4.05%, 08/22/47	3,437	2,728,001
4.10%, 04/13/62(b)	1,179	869,788
4.25%, 08/22/57(b)	2,108	1,643,319
4.95%, 12/05/44(b)	1,528	1,422,269
5.45%, 11/20/55	3,020	2,852,095
5.55%, 11/20/65	1,855	1,730,762
5.65%, 03/13/46	2,200	2,169,638
5.80%, 03/13/56	4,695	4,621,010
5.95%, 03/13/66	2,885	2,845,579
6.05%, 03/13/76	3,025	2,979,605
AppLovin Corp., 5.95%, 12/01/54	290	266,020
eBay, Inc.
3.65%, 05/10/51	860	608,138
4.00%, 07/15/42	735	591,076
JD.com, Inc., 4.13%, 01/14/50	203	165,670
Meta Platforms, Inc.
4.45%, 08/15/52	2,829	2,197,405
4.65%, 08/15/62	2,204	1,670,547
5.40%, 08/15/54	3,003	2,669,019
5.50%, 11/15/45	5,360	4,980,070
5.55%, 08/15/64	3,285	2,899,767
5.60%, 05/15/53	2,284	2,099,849
5.63%, 11/15/55	4,385	4,026,369
5.75%, 05/15/63	2,221	2,047,544
5.75%, 11/15/65	4,745	4,317,539
6.20%, 05/15/46	1,575	1,574,780
6.30%, 05/15/56	1,575	1,572,842
6.45%, 05/15/66	1,575	1,572,701
Netflix, Inc., 5.40%, 08/15/54(b)	440	421,777
Prosus NV
3.83%, 02/08/51(a)	1,265	839,200
4.03%, 08/03/50(a)	1,252	864,563
4.99%, 01/19/52(a)	667	521,303
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	2,357	1,636,318
3.29%, 06/03/60(a)(b)	590	385,749
3.68%, 04/22/41(a)(b)	627	533,714
3.84%, 04/22/51(a)	1,375	1,056,092
3.93%, 01/19/38(a)	1,080	979,478
3.94%, 04/22/61(a)(b)	1,071	802,188
4.53%, 04/11/49(a)	255	223,598
Uber Technologies, Inc., 5.35%, 09/15/54(b)	1,127	1,040,811
		102,375,096
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(b)	445	454,981
6.75%, 03/01/41(b)	333	361,129
7.00%, 10/15/39	697	767,265
GUSAP III LP, 7.25%, 04/16/44(a)	422	472,028
Nucor Corp.
2.98%, 12/15/55(b)	304	186,493
3.85%, 04/01/52	465	351,100
Security	Par (000)	Value
Iron & Steel (continued)
4.40%, 05/01/48(b)	$236	$196,991
5.20%, 08/01/43	317	301,738
6.40%, 12/01/37	440	487,506
Reliance, Inc., 6.85%, 11/15/36	195	216,034
Steel Dynamics, Inc.
3.25%, 10/15/50	344	226,177
5.75%, 05/15/55	310	302,662
Vale Overseas Ltd.
6.40%, 06/28/54(b)	1,595	1,637,236
6.88%, 11/21/36(b)	584	654,276
6.88%, 11/10/39	448	497,952
Vale SA, 5.63%, 09/11/42	416	412,153
		7,525,721
Leisure Time — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45(b)	259	204,453
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	930	888,652
		1,093,105
Lodging — 0.1%
Marriott International, Inc., 5.50%, 04/15/37	1,270	1,271,477
Marriott International, Inc./MD, 5.10%, 05/01/38	735	704,917
		1,976,394
Machinery — 0.5%
Caterpillar, Inc.
3.25%, 09/19/49	1,005	703,663
3.25%, 04/09/50	1,134	790,876
3.80%, 08/15/42	1,415	1,174,556
4.30%, 05/15/44	676	584,049
4.75%, 05/15/64(b)	470	408,069
5.20%, 05/27/41	566	562,329
5.50%, 05/15/55	190	190,838
6.05%, 08/15/36(b)	408	445,900
Deere & Co.
2.88%, 09/07/49	355	232,342
3.75%, 04/15/50(b)	986	750,735
3.90%, 06/09/42	1,065	902,267
5.70%, 01/19/55(b)	680	692,725
Dover Corp.
5.38%, 03/01/41(b)	232	231,413
6.60%, 03/15/38	266	294,721
GE Vernova, Inc., 5.50%, 02/04/56	875	839,394
Ingersoll Rand, Inc., 5.70%, 06/15/54	495	484,454
Otis Worldwide Corp.
3.11%, 02/15/40	755	577,480
3.36%, 02/15/50	775	531,424
Rockwell Automation, Inc.
2.80%, 08/15/61	245	137,227
4.20%, 03/01/49	554	449,104
6.25%, 12/01/37	185	204,903
Vertiv Holdings Co.
5.65%, 03/15/46(b)	480	462,461
5.80%, 03/15/56	280	271,550
5.95%, 03/15/66	320	309,622
Xylem, Inc./New York, 4.38%, 11/01/46	425	351,436
		12,583,538
Manufacturing — 0.6%
3M Co.
3.13%, 09/19/46	538	363,974
3.25%, 08/26/49	951	640,865
3.63%, 10/15/47	381	276,471
3.70%, 04/15/50(b)	612	444,301

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
3.88%, 06/15/44	$234	$183,153
4.00%, 09/14/48	1,080	835,927
5.70%, 03/15/37(b)	561	582,374
Eaton Corp.
3.92%, 09/15/47(b)	245	192,924
4.15%, 11/02/42	840	722,950
4.70%, 08/23/52(b)	477	417,339
5.45%, 03/06/56	1,405	1,359,423
Illinois Tool Works, Inc.
3.90%, 09/01/42(b)	973	811,972
4.88%, 09/15/41	515	486,959
Parker-Hannifin Corp.
4.00%, 06/14/49	919	719,927
4.10%, 03/01/47	384	307,695
4.45%, 11/21/44	332	286,597
6.25%, 05/15/38	300	327,127
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	1,376	1,029,087
3.30%, 09/15/46(a)	993	715,679
4.20%, 03/16/47(a)(b)	1,540	1,280,983
4.40%, 05/27/45(a)	1,408	1,221,717
Siemens Funding BV
5.80%, 05/28/55(a)	1,130	1,144,292
5.90%, 05/28/65(a)	815	829,371
		15,181,107
Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,550	1,075,192
3.50%, 03/01/42	1,436	977,635
3.70%, 04/01/51	1,904	1,168,223
3.85%, 04/01/61(b)	1,314	759,287
3.90%, 06/01/52	1,822	1,145,366
3.95%, 06/30/62	1,500	876,444
4.40%, 12/01/61	1,451	926,400
4.80%, 03/01/50	2,619	1,925,372
5.13%, 07/01/49	1,236	944,593
5.25%, 04/01/53(b)	1,082	838,701
5.38%, 04/01/38	1,220	1,096,523
5.38%, 05/01/47	2,324	1,857,714
5.50%, 04/01/63	886	677,279
5.75%, 04/01/48	2,416	2,022,314
6.48%, 10/23/45	3,350	3,086,479
6.70%, 12/01/55(b)	535	504,097
6.83%, 10/23/55	365	341,617
Comcast Corp.
2.45%, 08/15/52(b)	1,537	796,689
2.65%, 08/15/62	1,062	520,641
2.80%, 01/15/51(b)	2,284	1,297,460
2.89%, 11/01/51	4,921	2,826,066
2.94%, 11/01/56	4,238	2,333,088
2.99%, 11/01/63(b)	3,506	1,844,938
3.20%, 07/15/36(b)	1,412	1,182,378
3.25%, 11/01/39	1,767	1,360,151
3.40%, 07/15/46	1,482	1,009,932
3.45%, 02/01/50(b)	2,181	1,430,652
3.75%, 04/01/40	1,843	1,493,377
3.90%, 03/01/38	1,627	1,398,238
3.97%, 11/01/47	2,207	1,619,653
4.00%, 08/15/47	1,279	946,653
4.00%, 03/01/48	1,023	750,681
Security	Par (000)	Value
Media (continued)
4.00%, 11/01/49	$2,260	$1,636,679
4.05%, 11/01/52	850	607,022
4.60%, 10/15/38	1,357	1,239,511
4.60%, 08/15/45	547	456,039
4.65%, 07/15/42(b)	456	390,710
4.70%, 10/15/48	2,208	1,803,969
4.75%, 03/01/44	369	313,917
4.95%, 10/15/58	459	373,969
5.17%, 01/15/37(a)	575	560,535
5.35%, 05/15/53(b)	1,798	1,577,963
5.50%, 05/15/64	1,166	1,019,518
5.65%, 06/01/54(b)	1,312	1,198,411
6.05%, 05/15/55	915	899,154
6.40%, 03/01/40(b)	521	551,895
6.45%, 03/15/37	915	990,923
6.55%, 07/01/39	415	445,344
6.95%, 08/15/37	663	741,345
Cox Communications, Inc.
2.95%, 10/01/50(a)	640	342,925
3.60%, 06/15/51(a)(b)	492	296,388
4.50%, 06/30/43(a)	306	230,932
4.60%, 08/15/47(a)	275	198,732
4.70%, 12/15/42(a)	721	556,499
5.80%, 12/15/53(a)	590	497,979
5.95%, 09/01/54(a)	400	343,677
8.38%, 03/01/39(a)	805	906,510
Fox Corp.
5.48%, 01/25/39	971	945,764
5.58%, 01/25/49	1,283	1,185,240
NBCUniversal Media LLC
4.45%, 01/15/43	855	707,575
5.95%, 04/01/41	268	270,883
6.40%, 04/30/40(b)	465	490,635
Time Warner Cable LLC
4.50%, 09/15/42	1,533	1,151,415
5.50%, 09/01/41	1,347	1,161,569
5.88%, 11/15/40	1,643	1,485,635
6.55%, 05/01/37	2,302	2,313,071
6.75%, 06/15/39	2,029	2,012,424
7.30%, 07/01/38	1,777	1,858,102
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	498	339,839
3.70%, 12/01/42	417	329,956
4.13%, 06/01/44	827	681,280
4.38%, 08/16/41	255	224,724
Series E, 4.13%, 12/01/41	500	427,913
Walt Disney Co.(The)
2.75%, 09/01/49	2,173	1,346,045
3.50%, 05/13/40	1,886	1,547,819
3.60%, 01/13/51	2,035	1,473,768
3.80%, 05/13/60	430	307,017
4.63%, 03/23/40(b)	1,010	947,380
4.70%, 03/23/50(b)	1,718	1,501,355
4.75%, 09/15/44	692	618,090
4.75%, 11/15/46	360	316,003
4.95%, 10/15/45	368	335,774
5.40%, 10/01/43	585	574,510
6.15%, 03/01/37	549	598,563
6.15%, 02/15/41	713	766,248
6.65%, 11/15/37	1,337	1,506,284

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
7.75%, 12/01/45	$265	$327,179
		86,966,439
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	411	336,795
4.38%, 06/15/45	258	219,030
Valmont Industries, Inc.
5.00%, 10/01/44	330	292,519
5.25%, 10/01/54	271	244,930
		1,093,274
Mining — 1.5%
Anglo American Capital PLC
3.95%, 09/10/50(a)	481	357,274
4.75%, 03/16/52(a)(b)	728	600,163
6.00%, 04/05/54(a)(b)	463	455,379
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	464	501,804
Barrick Mining Corp., 5.25%, 04/01/42(b)	315	303,727
Barrick North America Finance LLC
5.70%, 05/30/41	678	680,792
5.75%, 05/01/43	879	875,928
7.50%, 09/15/38(b)	275	319,254
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	705	726,262
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	837	713,133
5.00%, 09/30/43	2,464	2,306,865
5.50%, 09/08/53(b)	714	694,604
5.75%, 09/05/55(b)	950	955,079
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(a)	598	379,816
3.70%, 01/30/50(a)	2,558	1,774,996
4.25%, 07/17/42(a)	1,195	980,212
4.38%, 02/05/49(a)	1,161	902,620
4.50%, 08/01/47(a)	1,232	992,652
4.88%, 11/04/44(a)(b)	782	674,640
5.63%, 10/18/43(a)(b)	890	846,011
6.15%, 10/24/36(a)(b)	533	556,123
6.30%, 09/08/53(a)	1,235	1,260,134
6.78%, 01/13/55(a)	870	930,656
Freeport Indonesia PT, 6.20%, 04/14/52(a)	657	644,456
Freeport-McMoRan, Inc., 5.45%, 03/15/43	1,782	1,701,164
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	750	582,807
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	518	496,761
6.00%, 11/15/41(a)(b)	356	361,472
6.90%, 11/15/37(a)	498	551,370
Glencore Funding LLC
3.38%, 09/23/51(a)	457	302,193
3.88%, 04/27/51(a)(b)	479	349,204
5.89%, 04/04/54(a)(b)	460	453,162
6.14%, 04/01/55(a)(b)	465	470,822
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(a)	374	346,663
6.76%, 11/15/48(a)	171	177,279
Industrias Penoles SAB de CV
4.75%, 08/06/50(a)(b)	462	378,378
5.65%, 09/12/49(a)	555	515,140
Kinross Gold Corp., 6.88%, 09/01/41(b)	190	206,016
Security	Par (000)	Value
Mining (continued)
Minera Mexico SA de CV, 4.50%, 01/26/50(a)	$967	$795,368
Newmont Corp.
4.88%, 03/15/42(b)	393	364,147
5.45%, 06/09/44	465	448,089
6.25%, 10/01/39(b)	185	195,869
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	439	346,294
5.75%, 11/15/41	327	327,184
Nexa Resources SA, 6.60%, 04/08/37(a)	110	114,621
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,285	781,240
5.20%, 11/02/40	1,048	1,028,425
Rio Tinto Finance USA PLC
4.13%, 08/21/42	672	568,660
4.75%, 03/22/42	408	372,994
5.13%, 03/09/53	1,093	1,003,340
5.75%, 03/14/55	1,595	1,598,434
5.88%, 03/14/65	1,335	1,344,051
Southern Copper Corp.
5.25%, 11/08/42	1,366	1,299,228
5.88%, 04/23/45	1,166	1,179,790
6.75%, 04/16/40	1,057	1,176,642
		39,269,387
Oil & Gas — 5.7%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(a)	1,060	942,567
Aker BP ASA, 5.80%, 10/01/54(a)	745	684,283
APA Corp.
4.75%, 04/15/43	70	55,506
5.10%, 09/01/40	480	438,298
5.35%, 07/01/49	510	436,769
6.00%, 01/15/37	210	213,266
6.75%, 02/15/55(b)	520	531,443
Apache Corp., 5.25%, 02/01/42(b)	180	152,684
BP Capital Markets America, Inc.
2.77%, 11/10/50	1,859	1,136,896
2.94%, 06/04/51	2,291	1,442,679
3.00%, 02/24/50	2,445	1,576,201
3.00%, 03/17/52	1,050	662,845
3.06%, 06/17/41	1,230	927,322
3.38%, 02/08/61	2,207	1,422,147
Burlington Resources LLC, 5.95%, 10/15/36	201	214,560
Canadian Natural Resources Ltd.
4.95%, 06/01/47(b)	950	831,447
6.25%, 03/15/38	1,039	1,100,842
6.50%, 02/15/37	437	469,778
6.75%, 02/01/39	280	305,359
Cenovus Energy, Inc.
3.75%, 02/15/52(b)	746	526,315
5.25%, 06/15/37	382	370,450
5.40%, 06/15/47	769	705,831
6.75%, 11/15/39	459	502,734
Chevron Corp.
2.98%, 05/11/40	179	135,131
3.08%, 05/11/50(b)	1,098	735,005
Chevron USA, Inc.
2.34%, 08/12/50(b)	828	473,989
5.25%, 11/15/43(b)	186	183,432
6.00%, 03/01/41	310	334,537
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	500	539,993
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	247,820

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49	$470	$355,266
4.25%, 05/09/43	220	198,406
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(b)	605	589,388
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	414,267
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	615	674,892
ConocoPhillips
4.88%, 10/01/47	544	479,801
5.90%, 05/15/38	370	392,221
6.50%, 02/01/39	1,590	1,759,706
ConocoPhillips Co.
3.76%, 03/15/42	662	536,323
3.80%, 03/15/52	1,318	963,424
4.03%, 03/15/62	1,667	1,200,968
4.30%, 11/15/44	619	520,198
5.30%, 05/15/53(b)	1,236	1,143,570
5.50%, 01/15/55(b)	1,395	1,326,087
5.55%, 03/15/54	1,114	1,069,574
5.65%, 01/15/65	670	640,991
5.70%, 09/15/63	705	679,862
5.95%, 03/15/46	280	287,044
6.60%, 10/01/37(b)	225	250,872
Continental Resources, Inc./OK, 4.90%, 06/01/44	535	429,008
Coterra Energy, Inc., 5.90%, 02/15/55	755	726,524
Devon Energy Corp.
4.75%, 05/15/42	803	707,929
5.00%, 06/15/45	692	610,313
5.60%, 07/15/41	1,052	1,025,306
5.75%, 09/15/54(b)	1,065	1,003,416
Diamondback Energy, Inc.
5.75%, 04/18/54	1,400	1,343,298
5.90%, 04/18/64	1,015	979,144
6.25%, 03/15/53(b)	662	675,957
Empresa Nacional del Petroleo, 4.50%, 09/14/47(a)	591	488,278
Eni SpA
5.70%, 10/01/40(a)	165	162,845
5.95%, 05/15/54(a)(b)	1,220	1,217,983
EOG Resources, Inc.
4.95%, 04/15/50(b)	861	765,203
5.65%, 12/01/54(b)	956	928,635
5.95%, 07/15/55	730	739,191
Equinor ASA
3.25%, 11/18/49	914	632,489
3.63%, 04/06/40	463	386,024
3.70%, 04/06/50	1,094	819,572
3.95%, 05/15/43	709	582,856
4.25%, 11/23/41	565	490,212
4.80%, 11/08/43	651	598,823
5.10%, 08/17/40	763	749,544
Exxon Mobil Corp.
3.00%, 08/16/39(b)	678	540,105
3.10%, 08/16/49	1,532	1,038,138
3.45%, 04/15/51	2,743	1,952,543
3.57%, 03/06/45	736	570,086
4.11%, 03/01/46(b)	2,301	1,906,048
4.23%, 03/19/40	1,747	1,576,815
4.33%, 03/19/50	2,604	2,170,646
Security	Par (000)	Value
Oil & Gas (continued)
Hess Corp.
5.60%, 02/15/41	$1,199	$1,222,330
5.80%, 04/01/47(b)	675	684,476
6.00%, 01/15/40	614	650,737
KazMunayGas National Co. JSC
5.75%, 04/19/47(a)(b)	1,115	1,062,611
6.38%, 10/24/48(a)	1,100	1,108,357
Marathon Petroleum Corp.
4.50%, 04/01/48	811	644,699
4.75%, 09/15/44	600	515,772
5.00%, 09/15/54(b)	428	358,466
5.85%, 12/15/45	204	194,603
6.50%, 03/01/41	1,118	1,197,798
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	646	700,050
Occidental Petroleum Corp.
4.10%, 02/15/47	211	153,854
4.20%, 03/15/48	410	311,290
4.40%, 04/15/46	332	264,044
4.40%, 08/15/49	344	258,224
4.63%, 06/15/45	321	255,762
6.05%, 10/01/54(b)	985	960,450
6.20%, 03/15/40	730	754,456
6.45%, 09/15/36	1,601	1,720,499
6.60%, 03/15/46	1,074	1,123,554
7.95%, 06/15/39	475	561,179
Ovintiv, Inc.
6.50%, 02/01/38	360	378,319
6.63%, 08/15/37	315	335,535
7.10%, 07/15/53(b)	424	461,849
Pertamina Persero PT
4.15%, 02/25/60(a)	702	513,605
4.18%, 01/21/50(a)	865	664,023
4.70%, 07/30/49(a)	696	575,988
5.63%, 05/20/43(a)	1,347	1,268,318
6.00%, 05/03/42(a)	1,252	1,231,053
6.45%, 05/30/44(a)	1,468	1,507,799
6.50%, 05/27/41(a)	590	612,482
6.50%, 11/07/48(a)	839	863,812
Petronas Capital Ltd.
3.40%, 04/28/61(a)	1,990	1,336,662
4.50%, 03/18/45(a)	1,659	1,465,915
4.55%, 04/21/50(a)	3,006	2,610,339
4.80%, 04/21/60(a)(b)	1,298	1,149,031
5.85%, 04/03/55(a)(b)	875	907,814
Phillips 66
3.30%, 03/15/52(b)	979	635,023
4.88%, 11/15/44	1,700	1,489,052
5.88%, 05/01/42	1,309	1,315,203
Phillips 66 Co.
4.68%, 02/15/45	244	207,203
4.90%, 10/01/46(b)	643	559,974
5.50%, 03/15/55	590	543,248
5.65%, 06/15/54	470	440,853
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	50	52,327
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)	710	482,233
4.50%, 10/25/42(a)	205	179,402
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)	600	446,593
6.35%, 06/12/42(a)(b)	595	635,556

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Qatar Energy
3.13%, 07/12/41(a)(b)	$3,837	$2,878,441
3.30%, 07/12/51(a)	3,863	2,588,582
Reliance Industries Ltd.
3.63%, 01/12/52(a)	1,957	1,388,504
3.75%, 01/12/62(a)	906	627,262
4.88%, 02/10/45(a)	485	437,819
6.25%, 10/19/40(a)	315	340,562
Saudi Arabian Oil Co.
3.25%, 11/24/50(a)	2,176	1,403,800
3.50%, 11/24/70(a)	2,090	1,281,201
4.25%, 04/16/39(a)(b)	3,008	2,654,884
4.38%, 04/16/49(a)	2,658	2,113,648
5.75%, 07/17/54(a)	1,997	1,884,544
5.88%, 07/17/64(a)	1,445	1,359,916
6.38%, 06/02/55(a)	1,255	1,278,670
Shell Finance U.S., Inc.
3.00%, 11/26/51(a)(b)	864	553,062
3.13%, 11/07/49(a)(b)	1,119	741,362
3.25%, 04/06/50(b)	1,641	1,119,813
3.75%, 09/12/46	1,024	785,035
4.00%, 05/10/46	1,738	1,384,195
4.38%, 05/11/45	2,275	1,925,118
4.55%, 08/12/43	897	791,673
5.13%, 10/15/41(a)	599	575,255
5.50%, 03/25/40(a)(b)	996	1,009,516
6.38%, 12/15/38(a)	1,906	2,096,598
Shell International Finance BV
2.88%, 11/26/41	365	266,539
3.13%, 11/07/49(b)	150	99,144
3.25%, 04/06/50(b)	405	275,995
3.63%, 08/21/42	465	367,071
4.00%, 05/10/46	570	452,899
4.38%, 05/11/45(b)	480	406,317
4.55%, 08/12/43	390	335,414
6.38%, 12/15/38(b)	385	424,349
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	425	380,092
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,148	1,124,097
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	530	546,619
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)	855	751,474
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(a)	555	495,434
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)	445	380,894
4.25%, 04/12/47(a)	270	240,087
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(a)	595	431,071
3.35%, 05/13/50(a)	480	363,309
3.44%, 11/12/49(a)	290	223,206
3.68%, 08/08/49(a)	345	277,544
4.60%, 09/12/48(a)(b)	508	473,749
Suncor Energy, Inc.
3.75%, 03/04/51(b)	787	557,009
4.00%, 11/15/47	821	619,497
6.50%, 06/15/38	340	363,065
6.80%, 05/15/38	596	651,991
6.85%, 06/01/39	715	788,497
Security	Par (000)	Value
Oil & Gas (continued)
Thaioil Treasury Center Co. Ltd.
3.75%, 06/18/50(a)	$540	$383,631
5.38%, 11/20/48(a)	15	13,631
TotalEnergies Capital International SA
2.99%, 06/29/41	594	445,701
3.13%, 05/29/50	2,228	1,481,366
3.39%, 06/29/60	944	608,569
3.46%, 07/12/49	1,190	843,939
TotalEnergies Capital SA
5.28%, 09/10/54	950	888,404
5.43%, 09/10/64	1,377	1,277,917
5.49%, 04/05/54(b)	1,683	1,618,116
5.64%, 04/05/64	1,045	1,002,271
Valero Energy Corp.
3.65%, 12/01/51	790	541,826
4.00%, 06/01/52(b)	505	366,741
4.90%, 03/15/45	461	404,207
6.63%, 06/15/37	1,258	1,380,043
Woodside Finance Ltd., 5.70%, 09/12/54	755	707,096
XTO Energy, Inc., 6.75%, 08/01/37	195	221,664
		149,872,287
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,074	1,039,267
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47(b)	1,691	1,337,331
5.85%, 06/15/56	1,920	1,895,175
Halliburton Co.
4.50%, 11/15/41	382	331,952
4.75%, 08/01/43	782	688,746
5.00%, 11/15/45	1,843	1,653,515
6.70%, 09/15/38	663	736,678
7.45%, 09/15/39	773	909,615
NOV, Inc., 3.95%, 12/01/42(b)	915	719,885
		9,312,164
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51(b)	590	372,170
4.05%, 12/15/49	353	268,633
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(b)	820	792,113
Sonoco Products Co., 5.75%, 11/01/40(b)	480	478,735
		1,911,651
Pharmaceuticals — 6.5%
AbbVie, Inc.
4.05%, 11/21/39	3,909	3,423,760
4.25%, 11/21/49	5,432	4,383,945
4.30%, 05/14/36	1,214	1,148,169
4.40%, 11/06/42	2,398	2,099,726
4.45%, 05/14/46	1,881	1,601,554
4.63%, 10/01/42	337	301,575
4.70%, 05/14/45	2,482	2,196,196
4.75%, 03/15/45	769	684,798
4.85%, 06/15/44	1,024	931,214
4.88%, 11/14/48	1,615	1,438,781
5.35%, 03/15/44	660	640,297
5.40%, 03/15/54(b)	2,905	2,756,988
5.50%, 03/15/64	1,065	1,009,866
5.55%, 03/15/56	865	837,865
5.60%, 03/15/55	765	747,932
5.65%, 03/15/66	1,265	1,225,247

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC
2.13%, 08/06/50	$494	$269,813
3.00%, 05/28/51(b)	576	380,379
4.00%, 09/18/42	866	729,677
4.38%, 11/16/45	942	812,712
4.38%, 08/17/48	527	448,023
6.45%, 09/15/37	2,775	3,092,225
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	260	190,117
4.40%, 07/15/44(a)	870	689,797
4.63%, 06/25/38(a)(b)	1,196	1,076,103
4.65%, 11/15/43(a)(b)	290	232,614
4.70%, 07/15/64(a)	590	448,419
4.88%, 06/25/48(a)	2,023	1,668,442
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	640	680,828
Becton Dickinson & Co.
3.79%, 05/20/50	725	515,637
4.67%, 06/06/47	40	34,714
4.69%, 12/15/44	5	4,347
Bristol-Myers Squibb Co.
2.35%, 11/13/40(b)	711	497,825
2.55%, 11/13/50	1,463	850,544
3.25%, 08/01/42(b)	425	320,615
3.55%, 03/15/42	1,220	965,223
3.70%, 03/15/52	1,987	1,435,086
3.90%, 03/15/62	1,021	720,721
4.13%, 06/15/39	1,935	1,723,730
4.25%, 10/26/49	3,679	2,950,254
4.35%, 11/15/47	1,046	863,276
4.50%, 03/01/44	384	332,415
4.55%, 02/20/48	1,013	856,972
4.63%, 05/15/44	704	620,020
5.00%, 08/15/45(b)	659	604,903
5.50%, 02/22/44	410	404,009
5.55%, 02/22/54	2,483	2,383,712
5.65%, 02/22/64(b)	325	315,626
5.88%, 11/15/36	326	342,015
6.25%, 11/15/53	305	322,524
6.40%, 11/15/63	285	307,931
Cardinal Health, Inc.
4.37%, 06/15/47	396	320,815
4.50%, 11/15/44	338	282,178
4.60%, 03/15/43	312	268,560
4.90%, 09/15/45	417	366,352
5.75%, 11/15/54	645	629,472
Cencora, Inc.
4.25%, 03/01/45	479	394,391
4.30%, 12/15/47	354	290,153
5.65%, 02/13/56(b)	490	475,872
CVS Health Corp.
2.70%, 08/21/40	665	464,968
4.13%, 04/01/40	1,006	847,660
4.25%, 04/01/50	372	284,120
4.78%, 03/25/38	5,305	4,916,119
5.05%, 03/25/48	7,477	6,450,851
5.13%, 07/20/45	3,436	3,036,199
5.30%, 12/05/43	623	570,753
5.63%, 02/21/53	1,199	1,102,141
5.88%, 06/01/53(b)	1,283	1,219,145
6.00%, 06/01/44	1,031	1,017,413
6.00%, 06/01/63	841	800,130
Security	Par (000)	Value
Pharmaceuticals (continued)
6.05%, 06/01/54	$915	$892,539
6.13%, 09/15/39	565	580,995
6.20%, 09/15/55	1,215	1,209,171
6.25%, 09/15/65	575	564,620
Eli Lilly & Co.
2.25%, 05/15/50	1,169	652,707
2.50%, 09/15/60	865	459,997
3.70%, 03/01/45	258	201,146
3.95%, 05/15/47	285	225,600
3.95%, 03/15/49	799	625,068
4.15%, 03/15/59	554	427,263
4.88%, 02/27/53	1,227	1,089,429
4.95%, 02/27/63	982	857,699
5.00%, 02/09/54	1,192	1,080,345
5.05%, 08/14/54	1,215	1,105,731
5.10%, 02/09/64	1,443	1,291,890
5.20%, 08/14/64(b)	776	704,887
5.50%, 02/12/55	1,245	1,211,924
5.55%, 03/15/37	410	430,532
5.55%, 10/15/55(b)	985	968,296
5.60%, 02/12/65	805	780,432
5.65%, 10/15/65	980	957,745
5.95%, 11/15/37(b)	415	454,370
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/43	379	326,264
6.38%, 05/15/38	2,708	2,999,159
Johnson & Johnson
2.10%, 09/01/40	1,124	786,993
2.25%, 09/01/50(b)	968	556,564
2.45%, 09/01/60	1,296	694,784
3.40%, 01/15/38	1,395	1,208,538
3.50%, 01/15/48	686	516,843
3.63%, 03/03/37	1,968	1,763,579
3.70%, 03/01/46	1,964	1,558,291
3.75%, 03/03/47	861	681,365
4.50%, 09/01/40(b)	881	834,974
4.50%, 12/05/43(b)	344	316,887
4.85%, 05/15/41	204	200,278
5.25%, 06/01/54(b)	625	617,713
5.85%, 07/15/38(b)	837	912,506
5.95%, 08/15/37	859	944,646
McKesson Corp., 4.88%, 03/15/44	201	177,992
Mead Johnson Nutrition Co., 4.60%, 06/01/44	426	370,083
Merck & Co., Inc.
2.35%, 06/24/40	935	662,742
2.45%, 06/24/50	919	529,830
2.75%, 12/10/51	1,884	1,139,921
2.90%, 12/10/61(b)	1,452	826,948
3.60%, 09/15/42(b)	531	419,711
3.70%, 02/10/45	1,823	1,411,440
3.90%, 03/07/39	1,121	982,772
4.00%, 03/07/49	1,472	1,148,701
4.15%, 05/18/43	1,159	975,688
4.90%, 05/17/44	715	654,609
5.00%, 05/17/53	1,440	1,289,832
5.15%, 05/17/63	1,128	1,006,292
5.50%, 03/15/46	725	705,928
5.55%, 12/04/55	1,075	1,035,892
5.70%, 09/15/55	1,140	1,121,792
5.70%, 12/04/65(b)	1,060	1,024,019
6.55%, 09/15/37	370	415,055

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	$393	$419,317
5.85%, 06/30/39	286	299,809
Mylan, Inc.
5.20%, 04/15/48	469	374,302
5.40%, 11/29/43	335	286,783
Novartis Capital Corp.
2.75%, 08/14/50	1,298	813,931
3.70%, 09/21/42	477	388,904
4.00%, 11/20/45	1,230	1,009,472
4.40%, 05/06/44	1,797	1,571,621
4.70%, 09/18/54	590	512,555
5.20%, 11/05/45(b)	355	338,809
5.30%, 11/05/55(b)	430	408,150
5.60%, 03/18/46	850	850,785
5.70%, 03/18/56	1,930	1,933,190
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	2,906	2,736,262
5.30%, 05/19/53	5,600	5,187,812
5.34%, 05/19/63	4,177	3,776,693
Pfizer, Inc.
2.55%, 05/28/40	1,329	965,112
2.70%, 05/28/50(b)	1,428	876,979
3.90%, 03/15/39	993	861,042
4.00%, 12/15/36(b)	1,472	1,355,290
4.00%, 03/15/49	1,221	955,894
4.10%, 09/15/38(b)	1,071	968,217
4.13%, 12/15/46	990	803,242
4.20%, 09/15/48	756	611,424
4.30%, 06/15/43	519	444,007
4.40%, 05/15/44	857	741,643
5.60%, 09/15/40	710	728,216
5.60%, 11/15/55(b)	455	446,489
5.70%, 11/15/65(b)	615	591,364
7.20%, 03/15/39	2,573	3,006,707
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,635	1,232,574
3.18%, 07/09/50	1,688	1,103,114
3.38%, 07/09/60	1,022	643,081
5.65%, 07/05/44	640	627,679
5.65%, 07/05/54	445	426,909
5.80%, 07/05/64	740	711,891
Takeda U.S. Financing, Inc., 5.90%, 07/07/55(b)	710	703,329
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	908	738,321
Viatris, Inc.
3.85%, 06/22/40	1,288	989,318
4.00%, 06/22/50	1,683	1,116,981
Wyeth LLC, 5.95%, 04/01/37	1,761	1,874,377
Zoetis, Inc.
3.00%, 05/15/50	434	278,699
3.95%, 09/12/47(b)	417	325,265
4.45%, 08/20/48	297	246,835
4.70%, 02/01/43	1,139	1,015,474
		171,145,338
Pipelines — 4.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	2,236	1,981,957
Cameron LNG LLC
3.40%, 01/15/38(a)	168	146,554
3.70%, 01/15/39(a)	775	656,726
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	$197	$166,773
Cheniere Energy, Inc., 6.00%, 07/30/56(a)	750	740,022
Colonial Pipeline Co.
4.20%, 04/15/43(a)	200	155,762
4.25%, 04/15/48(a)	716	538,391
6.38%, 08/01/37(a)	195	198,830
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	375	366,320
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)	375	352,608
5.96%, 02/15/55(a)	465	453,506
6.50%, 08/15/43(a)	416	435,737
6.54%, 11/15/53(a)	1,147	1,206,117
6.71%, 08/15/63(a)	556	591,988
DCP Midstream Operating LP
5.60%, 04/01/44	287	272,225
6.45%, 11/03/36(a)	190	201,395
6.75%, 09/15/37(a)	488	528,031
Eagle Funding Luxco SARL, 3.55%, 08/31/36(a)	286	261,571
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	960	904,860
6.20%, 01/15/55	435	442,139
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/49(b)	298	219,020
4.60%, 12/15/44	337	285,073
4.80%, 11/01/43	302	262,529
EIG Pearl Holdings SARL, 4.39%, 11/30/46(a)	1,125	922,342
Enbridge Energy Partners LP
5.50%, 09/15/40	282	276,139
7.38%, 10/15/45	565	648,164
Series B, 7.50%, 04/15/38	495	573,995
Enbridge, Inc.
3.40%, 08/01/51	990	667,349
4.00%, 11/15/49(b)	578	435,343
4.50%, 06/10/44	568	478,635
5.50%, 12/01/46	770	731,402
5.95%, 04/05/54(b)	1,094	1,092,750
6.70%, 11/15/53	1,175	1,275,603
Energy Transfer LP
4.95%, 01/15/43	308	269,487
5.00%, 05/15/44	359	312,741
5.00%, 05/15/50	1,972	1,647,319
5.15%, 02/01/43	509	453,953
5.15%, 03/15/45	922	808,342
5.30%, 04/01/44	573	516,276
5.30%, 04/15/47	917	810,919
5.35%, 05/15/45	760	681,973
5.40%, 10/01/47	1,590	1,420,222
5.95%, 10/01/43	417	405,929
5.95%, 05/15/54	1,616	1,525,693
6.00%, 06/15/48	1,085	1,040,164
6.05%, 06/01/41	639	646,927
6.05%, 09/01/54	1,632	1,557,059
6.10%, 02/15/42	325	321,503
6.13%, 12/15/45	961	940,375
6.20%, 04/01/55	1,625	1,581,067
6.25%, 04/15/49	1,802	1,775,798
6.30%, 01/15/56	355	350,712
6.50%, 02/01/42	1,009	1,053,383
6.63%, 10/15/36(b)	415	448,134
6.85%, 02/15/40	820	873,714

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.50%, 07/01/38	$504	$582,091
Series 20Y, 5.80%, 06/15/38	415	422,459
Enterprise Products Operating LLC
3.20%, 02/15/52	943	617,265
3.30%, 02/15/53	952	630,973
3.70%, 01/31/51	1,032	752,525
3.95%, 01/31/60	1,218	883,002
4.20%, 01/31/50	1,243	993,841
4.25%, 02/15/48	1,346	1,093,662
4.45%, 02/15/43	1,043	908,306
4.80%, 02/01/49	1,246	1,087,929
4.85%, 08/15/42	690	632,319
4.85%, 03/15/44	1,311	1,192,923
4.90%, 05/15/46	1,028	920,735
4.95%, 10/15/54	420	370,493
5.10%, 02/15/45	1,154	1,071,487
5.55%, 02/16/55(b)	1,322	1,270,921
5.70%, 02/15/42	496	501,546
5.95%, 02/01/41	725	759,985
6.13%, 10/15/39	605	646,428
6.45%, 09/01/40	645	710,868
7.55%, 04/15/38	440	522,612
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	303	254,710
FLNG Liquefaction 2 LLC
4.13%, 03/31/38(a)	118	110,514
Series B, 6.17%, 12/31/39	30	30,326
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/40(a)	859	708,134
3.25%, 09/30/40(a)	1,155	906,520
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(a)	600	621,322
6.51%, 02/23/42(a)	1,145	1,215,915
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)	162	155,955
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	488	426,181
5.00%, 08/15/42	615	555,825
5.00%, 03/01/43	692	623,081
5.40%, 09/01/44	390	364,296
5.50%, 03/01/44	739	700,929
5.63%, 09/01/41	367	360,451
6.38%, 03/01/41	639	674,412
6.50%, 02/01/37	381	413,940
6.50%, 09/01/39	681	732,614
6.55%, 09/15/40	482	519,125
6.95%, 01/15/38	1,240	1,386,541
7.50%, 11/15/40	460	534,441
Kinder Morgan, Inc.
3.25%, 08/01/50	557	363,591
3.60%, 02/15/51(b)	1,094	757,633
5.05%, 02/15/46	623	556,783
5.20%, 03/01/48	748	674,648
5.45%, 08/01/52	818	753,682
5.55%, 06/01/45	1,628	1,555,129
5.95%, 08/01/54(b)	916	903,042
MPLX LP
4.50%, 04/15/38	2,015	1,818,855
4.70%, 04/15/48	1,469	1,203,276
4.90%, 04/15/58	715	581,416
4.95%, 03/14/52	1,463	1,219,363
5.20%, 03/01/47	1,130	996,539
Security	Par (000)	Value
Pipelines (continued)
5.20%, 12/01/47	$556	$491,932
5.50%, 02/15/49	1,511	1,370,795
5.65%, 03/01/53	352	323,167
5.95%, 04/01/55(b)	1,125	1,072,071
6.10%, 04/01/56	560	544,188
6.20%, 09/15/55	885	871,999
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	276	319,093
Northern Natural Gas Co.
3.40%, 10/16/51(a)	389	259,464
4.10%, 09/15/42(a)	188	150,366
4.30%, 01/15/49(a)	662	521,995
5.63%, 02/01/54(a)	522	495,864
ONEOK Partners LP
6.13%, 02/01/41	663	678,953
6.20%, 09/15/43	413	412,763
6.65%, 10/01/36(b)	545	590,431
6.85%, 10/15/37	508	556,288
ONEOK, Inc.
3.95%, 03/01/50	974	691,629
4.20%, 12/01/42	266	207,662
4.20%, 03/15/45	219	165,358
4.20%, 10/03/47	653	492,137
4.25%, 09/15/46	666	511,547
4.45%, 09/01/49(b)	581	460,600
4.50%, 03/15/50	510	396,593
4.85%, 02/01/49	505	417,001
4.95%, 07/13/47(b)	434	371,586
5.05%, 04/01/45	380	328,734
5.15%, 10/15/43	319	282,638
5.20%, 07/15/48	708	621,764
5.45%, 06/01/47	517	467,770
5.60%, 04/01/44	300	277,563
5.70%, 11/01/54(b)	1,415	1,290,418
5.85%, 11/01/64	600	551,664
6.25%, 10/15/55	1,205	1,184,138
6.40%, 05/01/37	190	198,064
6.63%, 09/01/53	1,738	1,789,901
7.15%, 01/15/51	517	562,379
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	239	195,047
4.70%, 06/15/44	599	507,894
4.90%, 02/15/45	594	516,113
5.15%, 06/01/42	449	404,519
6.65%, 01/15/37	632	681,890
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	429	397,656
4.83%, 05/01/48(a)	514	434,211
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	172	178,890
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	700	662,173
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	590	505,036
Spectra Energy Partners LP
4.50%, 03/15/45	541	456,067
5.95%, 09/25/43	370	367,084
Targa Resources Corp.
4.95%, 04/15/52	785	660,404
5.40%, 07/30/36	800	795,710
6.05%, 05/15/56	310	300,979
6.13%, 05/15/55	1,065	1,046,383
6.25%, 07/01/52	525	524,911
6.50%, 02/15/53(b)	892	923,383

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	$320	$373,897
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	473	369,033
TransCanada PipeLines Ltd.
4.88%, 05/15/48(b)	460	403,859
5.00%, 10/16/43	265	243,935
5.10%, 03/15/49(b)	1,008	932,676
6.10%, 06/01/40	680	706,984
6.20%, 10/15/37	997	1,057,742
7.25%, 08/15/38	530	606,127
7.63%, 01/15/39	1,209	1,426,690
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	539	404,048
4.45%, 08/01/42	565	487,170
4.60%, 03/15/48	642	538,939
5.40%, 08/15/41	319	310,133
5.75%, 03/15/56	635	617,593
Western Midstream Operating LP
5.25%, 02/01/50	643	544,780
5.30%, 03/01/48	790	671,871
5.45%, 04/01/44	416	373,763
5.50%, 08/15/48	739	641,277
Williams Companies, Inc.(The)
3.50%, 10/15/51	581	395,504
4.85%, 03/01/48	851	731,959
4.90%, 01/15/45	534	469,439
5.10%, 09/15/45	901	816,089
5.30%, 08/15/52(b)	777	703,615
5.40%, 03/04/44	540	507,224
5.75%, 06/24/44	598	585,677
5.80%, 11/15/43	387	379,303
5.80%, 11/15/54(b)	785	758,066
5.95%, 03/15/56(b)	1,055	1,035,631
6.00%, 03/15/55	395	391,978
6.30%, 04/15/40	1,049	1,111,292
		125,246,264
Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	340	291,550
Brookfield Finance, Inc., 5.81%, 03/03/55	520	497,355
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	299	281,353
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	669	641,414
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	1,008	903,149
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	508	346,958
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	821	545,814
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	651	406,809
		3,914,402
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	485	541,474
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc.
3.55%, 03/15/52(b)	665	448,282
4.00%, 02/01/50	382	279,167
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.85%, 04/15/49	$467	$390,864
5.15%, 04/15/53(b)	593	511,621
5.25%, 05/15/36	241	234,702
5.63%, 05/15/54(b)	665	614,074
American Homes 4 Rent LP
3.38%, 07/15/51(b)	250	163,223
4.30%, 04/15/52	425	326,351
American Tower Corp.
2.95%, 01/15/51(b)	1,008	625,454
3.10%, 06/15/50	897	575,208
3.70%, 10/15/49	529	382,273
AvalonBay Communities, Inc.
3.90%, 10/15/46	311	240,912
4.15%, 07/01/47(b)	315	252,104
4.35%, 04/15/48	413	338,475
Camden Property Trust, 3.35%, 11/01/49	369	250,709
Crown Castle, Inc.
2.90%, 04/01/41	1,273	913,317
3.25%, 01/15/51	772	497,961
4.00%, 11/15/49(b)	327	238,254
4.15%, 07/01/50	315	239,662
4.75%, 05/15/47(b)	247	205,358
5.20%, 02/15/49	506	444,091
Equinix, Inc.
2.95%, 09/15/51(b)	348	215,534
3.00%, 07/15/50	378	236,903
3.40%, 02/15/52	418	279,445
ERP Operating LP
4.00%, 08/01/47(b)	300	238,472
4.50%, 07/01/44	697	607,764
4.50%, 06/01/45	282	240,355
Essex Portfolio LP
2.65%, 09/01/50	334	194,346
4.50%, 03/15/48	397	323,909
Federal Realty OP LP
3.63%, 08/01/46(b)	284	200,459
4.50%, 12/01/44	468	396,834
FIBRA Prologis, 5.63%, 01/14/38(a)	55	54,175
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	335	327,951
6.25%, 09/15/54(b)	300	295,446
Goodman U.S. Finance Eight LLC, 5.88%, 04/28/46(a)	700	681,158
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	198	181,015
Healthpeak OP LLC, 6.75%, 02/01/41	224	243,818
Kimco Realty OP LLC
3.70%, 10/01/49	377	273,749
4.13%, 12/01/46(b)	321	257,120
4.25%, 04/01/45(b)	445	365,647
4.45%, 09/01/47	398	329,634
Mid-America Apartments LP, 2.88%, 09/15/51	390	242,676
NNN REIT, Inc.
3.00%, 04/15/52	560	342,983
3.10%, 04/15/50	410	261,157
3.50%, 04/15/51	489	337,207
4.80%, 10/15/48(b)	291	250,155
Prologis LP
2.13%, 10/15/50	393	207,376
3.00%, 04/15/50	662	428,080
3.05%, 03/01/50	503	328,145

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 09/15/48	$396	$324,809
5.25%, 06/15/53(b)	728	678,423
5.25%, 03/15/54	1,035	963,094
Public Storage Operating Co., 5.35%, 08/01/53	972	917,057
Realty Income Corp.
4.65%, 03/15/47	637	546,800
5.38%, 09/01/54(b)	570	543,129
Regency Centers LP
4.40%, 02/01/47(b)	479	400,694
4.65%, 03/15/49	313	264,426
Simon Property Group LP
3.25%, 09/13/49(b)	1,219	826,696
3.80%, 07/15/50(b)	844	627,153
4.25%, 10/01/44	407	337,126
4.25%, 11/30/46	540	439,609
4.75%, 03/15/42(b)	483	435,892
5.85%, 03/08/53(b)	485	484,184
6.65%, 01/15/54(b)	680	752,527
6.75%, 02/01/40	480	538,612
Trust 2401
6.39%, 01/15/50(a)	95	87,400
6.95%, 01/30/44(a)	60	60,075
Trust Fibra Uno
6.39%, 01/15/50(a)	795	737,680
6.95%, 01/30/44(a)	720	724,230
Ventas Realty LP
4.38%, 02/01/45(b)	292	241,816
4.88%, 04/15/49	407	350,808
5.70%, 09/30/43	243	239,102
VICI Properties LP
5.63%, 05/15/52	742	674,423
6.13%, 04/01/54(b)	392	379,805
WEA Finance LLC, 4.63%, 09/20/48(a)	503	399,156
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)	442	369,412
Welltower OP LLC
4.95%, 09/01/48	602	545,454
5.13%, 03/15/43	225	209,050
6.50%, 03/15/41(b)	280	305,491
Weyerhaeuser Co., 4.00%, 03/09/52	306	226,140
		31,143,848
Retail — 2.5%
7-Eleven, Inc.
2.50%, 02/10/41(a)(b)	216	144,967
2.80%, 02/10/51(a)(b)	1,595	927,827
Alimentation Couche-Tard, Inc.
3.44%, 05/13/41(a)(b)	576	454,444
3.63%, 05/13/51(a)	255	177,990
3.80%, 01/25/50(a)	768	561,056
4.50%, 07/26/47(a)(b)	509	417,965
5.62%, 02/12/54(a)	500	479,126
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	210	149,358
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,565	1,183,503
Darden Restaurants, Inc., 4.55%, 02/15/48(b)	334	270,553
Dick's Sporting Goods, Inc., 4.10%, 01/15/52	638	452,910
Dollar General Corp.
4.13%, 04/03/50	456	344,618
5.50%, 11/01/52(b)	225	207,589
Dollar Tree, Inc., 3.38%, 12/01/51	257	166,291
Security	Par (000)	Value
Retail (continued)
El Puerto de Liverpool SAB de CV
5.75%, 02/10/38(a)	$50	$48,100
6.66%, 01/22/37(a)	230	239,982
Home Depot, Inc.(The)
2.38%, 03/15/51	1,084	605,289
2.75%, 09/15/51	911	548,054
3.13%, 12/15/49	1,138	755,244
3.30%, 04/15/40(b)	1,101	882,447
3.35%, 04/15/50	1,946	1,342,514
3.50%, 09/15/56	1,010	687,508
3.63%, 04/15/52	1,470	1,051,441
3.90%, 06/15/47	1,187	922,356
4.20%, 04/01/43	843	713,547
4.25%, 04/01/46	1,601	1,324,706
4.40%, 03/15/45	1,127	955,276
4.50%, 12/06/48	1,586	1,332,108
4.88%, 02/15/44	985	898,261
4.95%, 09/15/52(b)	817	727,898
5.30%, 06/25/54(b)	1,460	1,363,333
5.40%, 09/15/40(b)	369	372,341
5.40%, 06/25/64	300	281,595
5.88%, 12/16/36	2,734	2,911,929
5.95%, 04/01/41	917	969,581
Lowe's Companies, Inc.
2.80%, 09/15/41	817	576,932
3.00%, 10/15/50	1,797	1,111,531
3.50%, 04/01/51	419	284,686
3.70%, 04/15/46	1,324	980,206
4.05%, 05/03/47	1,440	1,111,969
4.25%, 04/01/52	1,334	1,028,206
4.38%, 09/15/45	288	235,922
4.45%, 04/01/62	1,145	870,082
4.55%, 04/05/49	717	588,907
4.65%, 04/15/42	359	318,777
5.00%, 04/15/40	165	155,220
5.00%, 09/15/43	695	624,618
5.13%, 04/15/50	414	368,579
5.63%, 04/15/53	1,360	1,287,951
5.75%, 07/01/53(b)	449	433,915
5.80%, 10/15/36	120	125,441
5.80%, 09/15/62	749	716,647
5.85%, 04/01/63(b)	469	451,489
Marks & Spencer PLC, 7.13%, 12/01/37(a)	5	5,425
McDonald's Corp.
3.63%, 05/01/43	581	448,742
3.63%, 09/01/49	1,778	1,278,582
3.70%, 02/15/42	633	508,500
4.20%, 04/01/50(b)	862	681,628
4.45%, 03/01/47	1,210	1,012,345
4.45%, 09/01/48	901	744,633
4.60%, 05/26/45	816	703,095
4.88%, 07/15/40(b)	229	215,284
4.88%, 12/09/45	1,531	1,366,692
5.15%, 09/09/52(b)	711	643,087
5.45%, 08/14/53	588	554,984
5.70%, 02/01/39	225	233,542
6.30%, 10/15/37	822	898,400
6.30%, 03/01/38	762	832,017
Starbucks Corp.
3.35%, 03/12/50	490	331,543
3.50%, 11/15/50(b)	1,319	913,906

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.75%, 12/01/47	$514	$380,172
4.30%, 06/15/45(b)	316	256,907
4.45%, 08/15/49(b)	853	695,438
4.50%, 11/15/48	859	706,548
Target Corp.
2.95%, 01/15/52(b)	1,090	687,061
3.63%, 04/15/46	727	545,698
3.90%, 11/15/47	630	486,365
4.00%, 07/01/42	1,069	889,168
4.80%, 01/15/53(b)	910	798,425
6.50%, 10/15/37	124	137,579
7.00%, 01/15/38	425	491,637
Tiffany & Co., 4.90%, 10/01/44	236	214,616
TJX Companies, Inc. (The), 4.50%, 04/15/50(b)	475	402,030
Walmart, Inc.
2.50%, 09/22/41	1,325	951,287
2.65%, 09/22/51	1,274	785,999
2.95%, 09/24/49	651	434,610
3.63%, 12/15/47	267	206,651
3.95%, 06/28/38(b)	394	363,926
4.00%, 04/11/43	297	252,295
4.05%, 06/29/48	1,705	1,397,033
4.30%, 04/22/44	225	199,354
4.50%, 09/09/52	994	858,246
4.50%, 04/15/53(b)	1,426	1,235,742
4.88%, 07/08/40	225	222,074
5.00%, 10/25/40(b)	275	276,444
5.63%, 04/01/40	502	529,252
5.63%, 04/15/41	525	552,502
6.20%, 04/15/38	715	796,185
6.50%, 08/15/37	1,005	1,149,062
		64,417,496
Semiconductors — 2.1%
Advanced Micro Devices, Inc., 4.39%, 06/01/52(b)	206	171,101
Analog Devices, Inc.
2.80%, 10/01/41	688	499,248
2.95%, 10/01/51(b)	975	621,549
5.30%, 12/15/45	215	207,004
5.30%, 04/01/54	405	384,368
Applied Materials, Inc.
2.75%, 06/01/50(b)	649	408,992
4.35%, 04/01/47(b)	920	778,379
5.85%, 06/15/41	465	487,148
Broadcom, Inc.
3.19%, 11/15/36(a)	2,544	2,134,686
3.50%, 02/15/41	2,670	2,132,780
3.75%, 02/15/51	1,536	1,144,902
4.90%, 02/15/38	1,695	1,637,985
4.93%, 05/15/37(a)	2,612	2,544,778
5.70%, 01/15/56(b)	840	835,086
Foundry JV Holdco LLC
6.20%, 01/25/37(a)	1,420	1,495,502
6.30%, 01/25/39(a)	930	986,996
6.40%, 01/25/38(a)	1,136	1,213,355
Intel Corp.
2.80%, 08/12/41	915	640,526
3.05%, 08/12/51(b)	1,161	715,997
3.10%, 02/15/60(b)	718	404,788
3.20%, 08/12/61	535	305,985
3.25%, 11/15/49	1,632	1,053,102
3.73%, 12/08/47	1,871	1,339,875
Security	Par (000)	Value
Semiconductors (continued)
4.10%, 05/19/46	$1,204	$928,410
4.10%, 05/11/47	941	714,983
4.25%, 12/15/42	930	760,041
4.60%, 03/25/40(b)	819	732,126
4.75%, 03/25/50	2,128	1,748,513
4.80%, 10/01/41	831	738,406
4.90%, 07/29/45	641	552,981
4.90%, 08/05/52	1,348	1,123,948
4.95%, 03/25/60	853	697,509
5.05%, 08/05/62	799	657,877
5.60%, 02/21/54(b)	1,077	1,000,788
5.63%, 02/10/43(b)	995	958,379
5.70%, 02/10/53	1,931	1,806,247
5.90%, 02/10/63	1,216	1,149,809
6.13%, 05/15/56	1,625	1,612,926
6.20%, 05/15/66	1,225	1,208,176
KLA Corp.
3.30%, 03/01/50	599	410,659
4.95%, 07/15/52	1,142	1,025,602
5.00%, 03/15/49	480	435,790
5.25%, 07/15/62	818	746,730
Lam Research Corp.
2.88%, 06/15/50	543	345,748
3.13%, 06/15/60	295	179,654
4.88%, 03/15/49(b)	658	593,408
Micron Technology, Inc.
3.37%, 11/01/41	271	209,307
3.48%, 11/01/51	221	154,110
NVIDIA Corp.
3.50%, 04/01/40(b)	1,049	874,662
3.50%, 04/01/50(b)	1,736	1,279,172
3.70%, 04/01/60(b)	408	292,253
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13%, 02/15/42	470	335,072
3.25%, 05/11/41(b)	766	576,553
3.25%, 11/30/51	141	91,514
QUALCOMM, Inc.
3.25%, 05/20/50(b)	574	386,196
4.30%, 05/20/47	1,488	1,216,507
4.50%, 05/20/52(b)	875	722,316
4.80%, 05/20/45	1,283	1,144,624
6.00%, 05/20/53	963	984,629
Texas Instruments, Inc.
2.70%, 09/15/51	261	157,620
3.88%, 03/15/39	839	737,228
4.10%, 08/16/52	416	327,944
4.15%, 05/15/48	1,432	1,174,184
5.00%, 03/14/53(b)	513	467,447
5.05%, 05/18/63	1,387	1,229,064
5.15%, 02/08/54(b)	615	575,663
TSMC Arizona Corp.
3.13%, 10/25/41	495	404,645
3.25%, 10/25/51	141	105,832
4.50%, 04/22/52(b)	460	429,728
		56,149,112
Software — 3.1%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	673	486,218
4.50%, 08/15/46	322	259,969
5.63%, 07/15/52(b)	190	179,457
Series 30Y, 4.75%, 05/15/48	260	215,836

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Fiserv, Inc., 4.40%, 07/01/49	$1,808	$1,369,986
Intuit, Inc., 5.50%, 09/15/53(b)	978	883,539
Microsoft Corp.
2.50%, 09/15/50	1,471	864,331
2.53%, 06/01/50	6,156	3,633,782
2.68%, 06/01/60(b)	3,536	1,946,547
2.92%, 03/17/52	5,654	3,596,875
3.04%, 03/17/62	1,619	969,469
3.45%, 08/08/36(b)	1,555	1,392,462
3.50%, 11/15/42	156	124,744
3.70%, 08/08/46	1,499	1,176,111
3.75%, 02/12/45	357	288,996
3.95%, 08/08/56(b)	526	399,075
4.00%, 02/12/55(b)	481	370,040
4.10%, 02/06/37	841	798,183
4.25%, 02/06/47(b)	961	816,440
4.45%, 11/03/45(b)	1,045	923,640
4.50%, 10/01/40	523	495,707
4.50%, 06/15/47	430	372,969
4.50%, 02/06/57(b)	620	523,543
4.75%, 11/03/55(b)	206	183,398
5.20%, 06/01/39	436	449,582
5.30%, 02/08/41(b)	731	747,044
Oracle Corp.
3.60%, 04/01/40	3,583	2,583,669
3.60%, 04/01/50	4,312	2,581,700
3.65%, 03/25/41	2,337	1,657,960
3.80%, 11/15/37	1,886	1,491,323
3.85%, 07/15/36	667	549,540
3.85%, 04/01/60(b)	3,213	1,861,717
3.95%, 03/25/51	3,105	1,951,742
4.00%, 07/15/46	2,644	1,764,801
4.00%, 11/15/47	1,927	1,268,495
4.10%, 03/25/61(b)	1,436	870,102
4.13%, 05/15/45	2,162	1,481,481
4.38%, 05/15/55	1,580	1,040,968
4.50%, 07/08/44	877	646,661
5.38%, 07/15/40	2,285	1,990,651
5.38%, 09/27/54	2,236	1,721,160
5.50%, 09/27/64	1,084	824,680
5.55%, 02/06/53	2,252	1,791,396
5.88%, 09/26/45	2,055	1,769,939
5.95%, 09/26/55	2,135	1,788,337
6.00%, 08/03/55	1,740	1,458,800
6.10%, 09/26/65	1,625	1,342,448
6.13%, 07/08/39	1,291	1,246,090
6.13%, 08/03/65	720	600,279
6.50%, 04/15/38(b)	1,416	1,417,616
6.55%, 02/04/46	2,815	2,617,936
6.70%, 02/04/56	4,390	4,045,834
6.85%, 02/04/66	3,015	2,770,157
6.90%, 11/09/52	2,487	2,353,744
Salesforce, Inc.
2.70%, 07/15/41	897	611,897
2.90%, 07/15/51	1,820	1,055,322
3.05%, 07/15/61(b)	893	496,900
6.40%, 03/15/46	1,440	1,439,267
6.55%, 03/15/56	3,310	3,286,754
6.70%, 03/15/66	1,480	1,486,058
Synopsys, Inc., 5.70%, 04/01/55	1,890	1,815,112
		81,148,479
Security	Par (000)	Value
Sovereign Debt Securities — 0.0%
Amazon Conservation DAC, 6.03%, 01/16/42(a)	$50	$50,615
Telecommunications — 6.0%
America Movil SAB de CV
4.38%, 07/16/42	562	487,266
4.38%, 04/22/49(b)	1,043	865,244
6.13%, 11/15/37	194	205,126
6.13%, 03/30/40	1,874	1,971,463
AT&T, Inc.
3.10%, 02/01/43	786	561,878
3.30%, 02/01/52	1,054	664,336
3.50%, 06/01/41	2,353	1,815,173
3.50%, 09/15/53(b)	7,073	4,580,573
3.50%, 02/01/61	494	303,427
3.55%, 09/15/55	6,951	4,475,876
3.65%, 06/01/51	2,848	1,936,485
3.65%, 09/15/59	5,895	3,769,289
3.80%, 12/01/57	5,373	3,581,483
3.85%, 06/01/60	1,292	860,622
4.30%, 12/15/42(b)	1,216	1,001,220
4.35%, 06/15/45	1,081	867,914
4.50%, 03/09/48	1,906	1,525,428
4.55%, 03/09/49	1,018	813,427
4.65%, 06/01/44	562	474,731
4.75%, 05/15/46	2,180	1,828,778
4.80%, 06/15/44	438	376,038
4.85%, 03/01/39(b)	1,355	1,259,194
4.85%, 07/15/45	317	273,411
4.90%, 08/15/37	1,056	1,009,831
5.15%, 03/15/42(b)	311	283,938
5.15%, 11/15/46(b)	924	822,643
5.15%, 02/15/50	827	718,488
5.25%, 10/30/36	1,125	1,111,732
5.25%, 03/01/37	1,419	1,402,795
5.35%, 09/01/40(b)	908	877,077
5.45%, 03/01/47	819	752,484
5.55%, 08/15/41	472	455,716
5.55%, 11/01/45	1,055	990,204
5.65%, 02/15/47	1,045	994,925
5.70%, 11/01/54	1,445	1,340,414
5.70%, 03/01/57(b)	225	210,636
5.85%, 04/30/46	1,000	964,794
6.00%, 08/15/40	600	612,402
6.00%, 04/30/56	855	824,723
6.05%, 08/15/56	1,480	1,439,950
6.20%, 10/30/56	345	341,761
6.25%, 03/29/41(b)	440	454,236
6.30%, 01/15/38	421	444,939
6.30%, 10/30/66	875	863,048
6.38%, 03/01/41(b)	651	683,681
6.55%, 02/15/39(b)	258	278,521
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	544	372,206
4.30%, 07/29/49	329	260,069
4.46%, 04/01/48	966	777,796
5.55%, 02/15/54(b)	687	643,063
Series US-4, 3.65%, 03/17/51	261	182,897
Series US-6, 3.20%, 02/15/52	195	125,465
British Telecommunications PLC, 4.25%, 11/08/49(a)	280	220,853

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems, Inc.
5.30%, 02/26/54	$1,789	$1,679,298
5.35%, 02/26/64	879	807,984
5.50%, 01/15/40	2,035	2,075,321
5.50%, 02/24/55	555	536,301
5.90%, 02/15/39(b)	1,637	1,731,897
Corning, Inc.
3.90%, 11/15/49	420	315,035
4.38%, 11/15/57	723	566,589
4.70%, 03/15/37(b)	215	205,419
4.75%, 03/15/42	356	321,002
5.35%, 11/15/48	379	354,860
5.45%, 11/15/79	964	871,033
5.75%, 08/15/40	501	509,584
5.85%, 11/15/68(b)	351	340,193
7.25%, 08/15/36(b)	195	196,260
Deutsche Telekom AG, 3.63%, 01/21/50(a)	1,015	717,739
Deutsche Telekom International Finance BV
4.75%, 06/21/38(a)	596	563,291
4.88%, 03/06/42(a)	432	393,580
Juniper Networks, Inc., 5.95%, 03/15/41	219	216,114
Motorola Solutions, Inc., 5.50%, 09/01/44	234	223,198
Nokia OYJ, 6.63%, 05/15/39	355	374,248
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	558	502,750
Orange SA
5.38%, 01/13/42	763	735,883
5.50%, 02/06/44	624	607,482
5.75%, 01/13/56(a)	280	277,963
RD Michigan Property Owner I LLC, 7.50%, 03/30/45(a)	11,625	11,622,664
Rogers Communications, Inc.
3.70%, 11/15/49(b)	383	278,060
4.30%, 02/15/48	368	288,774
4.35%, 05/01/49	550	429,854
4.50%, 03/15/42	810	683,969
4.50%, 03/15/43(b)	361	297,011
4.55%, 03/15/52	1,496	1,179,432
5.00%, 03/15/44	653	575,046
5.45%, 10/01/43	701	649,957
7.50%, 08/15/38	598	680,991
Telefonica Emisiones SA
4.67%, 03/06/38(b)	551	499,107
4.90%, 03/06/48(b)	1,327	1,104,200
5.21%, 03/08/47	2,162	1,897,128
5.52%, 03/01/49(b)	1,115	1,011,849
7.05%, 06/20/36(b)	1,583	1,746,825
TELUS Corp.
4.30%, 06/15/49	10	7,836
4.60%, 11/16/48	110	91,264
T-Mobile USA, Inc.
3.00%, 02/15/41	1,929	1,408,805
3.30%, 02/15/51	3,182	2,062,732
3.40%, 10/15/52(b)	3,209	2,091,529
3.60%, 11/15/60	437	281,188
4.38%, 04/15/40	1,845	1,613,409
4.50%, 04/15/50	2,326	1,863,980
5.25%, 06/15/55(b)	1,340	1,182,939
5.50%, 01/15/55(b)	737	674,515
5.65%, 01/15/53	2,085	1,956,747
5.70%, 01/15/56	1,135	1,071,298
Security	Par (000)	Value
Telecommunications (continued)
5.75%, 01/15/54	$1,641	$1,561,778
5.80%, 09/15/62	516	491,659
5.85%, 02/15/56	1,265	1,215,961
5.88%, 11/15/55	1,395	1,348,153
6.00%, 06/15/54	1,430	1,405,900
Verizon Communications, Inc.
2.65%, 11/20/40	3,630	2,544,733
2.85%, 09/03/41	1,348	947,113
2.88%, 11/20/50	2,389	1,444,626
2.99%, 10/30/56	2,507	1,460,855
3.00%, 11/20/60(b)	609	345,853
3.40%, 03/22/41	3,147	2,414,739
3.55%, 03/22/51	3,708	2,583,383
3.70%, 03/22/61	1,960	1,297,869
3.85%, 11/01/42	522	413,540
3.88%, 03/01/52(b)	1,260	919,390
4.00%, 03/22/50	1,449	1,089,119
4.13%, 08/15/46(b)	1,284	1,016,052
4.52%, 09/15/48	1,617	1,323,618
4.67%, 03/15/55	549	444,994
4.75%, 11/01/41	426	381,867
4.81%, 03/15/39	2,090	1,946,068
4.86%, 08/21/46	2,792	2,424,522
5.01%, 04/15/49	962	846,358
5.01%, 08/21/54	551	475,937
5.25%, 03/16/37	2,583	2,549,618
5.40%, 07/02/37	1,300	1,296,206
5.50%, 03/16/47	908	855,956
5.50%, 02/23/54(b)	763	718,054
5.75%, 11/30/45	1,760	1,709,362
5.88%, 11/30/55	1,960	1,894,183
6.00%, 11/30/65	1,577	1,520,880
6.55%, 09/15/43	661	708,856
Vodafone Group PLC
4.25%, 09/17/50(b)	1,049	808,588
4.38%, 02/19/43	950	799,894
4.88%, 06/19/49	1,086	927,222
5.00%, 05/30/38(b)	878	862,317
5.13%, 06/19/59(b)	215	187,528
5.25%, 05/30/48(b)	1,416	1,281,647
5.63%, 02/10/53(b)	168	157,473
5.75%, 06/28/54	1,784	1,693,406
5.75%, 02/10/63	311	289,055
5.88%, 06/28/64	685	652,278
6.15%, 02/27/37	1,304	1,402,777
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(a)	210	160,656
		158,153,845
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
5.10%, 05/15/44(b)	201	182,749
6.35%, 03/15/40	517	535,535
Mattel, Inc.
5.45%, 11/01/41(b)	230	209,763
6.20%, 10/01/40	255	252,815
		1,180,862
Transportation — 3.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	791	487,385
3.05%, 02/15/51	637	410,455

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.30%, 09/15/51	$932	$629,912
3.55%, 02/15/50	846	608,442
3.90%, 08/01/46	746	583,426
4.05%, 06/15/48	764	601,190
4.13%, 06/15/47	805	648,841
4.15%, 04/01/45	935	770,947
4.15%, 12/15/48	765	611,449
4.38%, 09/01/42	670	585,108
4.40%, 03/15/42	608	535,097
4.45%, 03/15/43	778	679,794
4.45%, 01/15/53(b)	983	810,026
4.55%, 09/01/44	790	689,226
4.70%, 09/01/45	551	487,861
4.90%, 04/01/44	722	664,462
4.95%, 09/15/41	348	333,036
5.05%, 03/01/41	638	620,345
5.15%, 09/01/43	506	481,349
5.20%, 04/15/54	1,601	1,476,282
5.40%, 06/01/41(b)	490	490,657
5.50%, 03/15/55	1,280	1,233,301
5.55%, 03/15/56	1,025	991,615
5.75%, 05/01/40	812	847,197
5.80%, 03/15/56	1,045	1,046,922
6.15%, 05/01/37	658	717,040
6.20%, 08/15/36	210	228,700
Canadian National Railway Co.
2.45%, 05/01/50	623	363,951
3.20%, 08/02/46	737	519,514
3.50%, 11/15/42	158	121,993
3.65%, 02/03/48	709	530,188
4.40%, 08/05/52(b)	599	498,896
4.45%, 01/20/49	731	613,774
4.50%, 11/07/43(b)	198	170,205
6.13%, 11/01/53	255	267,781
6.20%, 06/01/36	340	369,248
6.38%, 11/15/37	584	645,207
6.71%, 07/15/36(b)	435	483,015
Canadian Pacific Railway Co.
3.00%, 12/02/41	918	677,967
3.10%, 12/02/51	1,295	843,687
3.50%, 05/01/50	930	656,199
4.20%, 11/15/69	516	380,417
4.30%, 05/15/43	326	277,983
4.70%, 05/01/48	503	436,087
4.80%, 08/01/45	501	448,032
4.95%, 08/15/45	392	356,670
5.50%, 03/15/56	780	747,249
5.75%, 01/15/42(b)	183	183,842
5.95%, 05/15/37	788	836,928
6.13%, 09/15/2115	829	837,702
Central Japan Railway Co., 4.25%, 11/24/45(a)	200	164,415
CSX Corp.
2.50%, 05/15/51(b)	450	263,674
3.35%, 09/15/49	560	386,642
3.80%, 11/01/46	632	486,078
3.80%, 04/15/50	634	470,864
3.95%, 05/01/50	812	619,532
4.10%, 03/15/44	586	483,100
4.25%, 11/01/66	802	603,659
4.30%, 03/01/48	885	724,881
4.40%, 03/01/43	237	206,998
Security	Par (000)	Value
Transportation (continued)
4.50%, 03/15/49	$399	$333,579
4.50%, 11/15/52	882	735,756
4.50%, 08/01/54	361	297,921
4.65%, 03/01/68	445	358,782
4.75%, 05/30/42	486	444,225
4.75%, 11/15/48	747	650,274
4.90%, 03/15/55(b)	485	428,855
5.50%, 04/15/41(b)	592	597,290
6.00%, 10/01/36(b)	558	598,671
6.15%, 05/01/37	796	861,246
6.22%, 04/30/40	709	767,320
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(a)	395	250,576
3.83%, 09/14/61(a)(b)	716	485,737
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	675	465,615
4.70%, 05/07/50(a)	1,028	878,951
5.00%, 01/25/47(a)	360	330,223
ENA Master Trust, 4.00%, 05/19/48(a)	290	234,508
FedEx Corp.
3.25%, 05/15/41	516	388,255
3.88%, 08/01/42	455	348,712
4.05%, 02/15/48	927	701,924
4.10%, 04/15/43	457	369,291
4.10%, 02/01/45	413	316,808
4.40%, 01/15/47	130	104,805
4.50%, 02/01/65	169	116,469
4.55%, 04/01/46(b)	649	538,812
4.55%, 04/01/46	470	391,037
4.75%, 11/15/45	644	553,139
4.95%, 10/17/48(b)	587	508,102
4.95%, 10/17/48	165	142,823
5.10%, 01/15/44	727	661,600
5.25%, 05/15/50(b)	933	851,982
Norfolk Southern Corp.
2.90%, 08/25/51	540	333,418
3.05%, 05/15/50	928	597,629
3.16%, 05/15/55	467	296,309
3.40%, 11/01/49	427	294,446
3.70%, 03/15/53	423	301,620
3.94%, 11/01/47	821	635,072
3.95%, 10/01/42	376	307,246
4.05%, 08/15/52	798	608,183
4.10%, 05/15/49	399	311,157
4.10%, 05/15/2121	600	407,487
4.15%, 02/28/48	680	543,898
4.45%, 06/15/45	404	343,151
4.55%, 06/01/53	800	662,408
4.65%, 01/15/46(b)	621	541,080
4.80%, 08/15/43	215	191,000
4.84%, 10/01/41	622	575,868
5.10%, 08/01/2118	395	337,301
5.35%, 08/01/54(b)	960	897,150
5.95%, 03/15/64	420	419,317
Polar Tankers, Inc., 5.95%, 05/10/37(a)	161	169,712
TTX Co.
3.90%, 02/01/45(a)	255	202,377
4.20%, 07/01/46(a)	505	415,010
4.60%, 02/01/49(a)	556	477,921
4.65%, 06/15/44(a)	75	64,539
5.65%, 12/01/52(a)	270	267,844

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.95%, 03/10/52	$817	$513,610
2.97%, 09/16/62	933	538,603
3.20%, 05/20/41	928	719,471
3.25%, 02/05/50	1,815	1,236,240
3.35%, 08/15/46	445	316,993
3.38%, 02/14/42	385	299,030
3.50%, 02/14/53	1,295	900,753
3.55%, 08/15/39	477	402,897
3.55%, 05/20/61	508	335,647
3.60%, 09/15/37	898	788,659
3.75%, 02/05/70	760	506,114
3.80%, 10/01/51	1,100	813,950
3.80%, 04/06/71	796	537,933
3.84%, 03/20/60	2,275	1,616,631
3.85%, 02/14/72(b)	370	251,767
3.88%, 02/01/55	441	325,131
3.95%, 08/15/59	842	613,249
4.00%, 04/15/47	530	416,730
4.05%, 11/15/45	352	282,970
4.05%, 03/01/46	403	323,048
4.10%, 09/15/67	778	563,791
4.30%, 03/01/49	628	513,293
4.50%, 09/10/48	387	325,728
4.95%, 09/09/52	503	453,139
4.95%, 05/15/53	392	349,210
5.15%, 01/20/63	393	351,322
5.60%, 12/01/54(b)	970	949,180
United Parcel Service, Inc.
3.40%, 11/15/46	520	372,711
3.40%, 09/01/49(b)	829	578,400
3.63%, 10/01/42	193	151,252
3.75%, 11/15/47	1,234	926,132
4.25%, 03/15/49	788	635,317
4.88%, 11/15/40(b)	587	558,180
5.05%, 03/03/53(b)	1,164	1,039,144
5.20%, 04/01/40(b)	713	706,696
5.30%, 04/01/50(b)	1,252	1,178,247
5.50%, 05/22/54(b)	940	899,117
5.60%, 05/22/64	410	388,711
5.95%, 05/14/55(b)	1,230	1,248,322
6.05%, 05/14/65	965	974,860
6.20%, 01/15/38	1,474	1,601,309
		85,364,361
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	849	531,809
4.50%, 03/30/45	230	189,791
5.20%, 03/15/44(b)	614	564,161
6.05%, 06/05/54(b)	1,150	1,151,616
		2,437,377
Water — 0.3%
American Water Capital Corp.
3.25%, 06/01/51(b)	400	266,980
Security	Par (000)	Value
Water (continued)
3.45%, 05/01/50	$470	$327,222
3.75%, 09/01/47	600	450,488
4.00%, 12/01/46	315	246,203
4.15%, 06/01/49	550	430,583
4.20%, 09/01/48	540	430,904
4.30%, 12/01/42(b)	566	485,947
4.30%, 09/01/45	331	274,220
5.45%, 03/01/54	775	732,677
5.70%, 09/01/55	1,035	1,012,255
6.59%, 10/15/37	927	1,039,072
Essential Utilities, Inc.
3.35%, 04/15/50	441	294,188
4.28%, 05/01/49	380	299,940
5.30%, 05/01/52	705	639,182
		6,929,861
Total Long-Term Investments — 98.3% (Cost: $2,986,798,083)		2,584,651,567
	Shares
Short-Term Securities
Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(f)(g)(h)	285,479,880	285,565,524
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(f)(g)	13,020,000	13,020,000
Total Short-Term Securities — 11.4% (Cost: $298,525,768)		298,585,524
Total Investments — 109.7% (Cost: $3,285,323,851)		2,883,237,091
Liabilities in Excess of Other Assets — (9.7)%		(254,530,994)
Net Assets — 100.0%		$2,628,706,097

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,584,651,567	$—	$2,584,651,567
Short-Term Securities
Money Market Funds	298,585,524	—	—	298,585,524
	$298,585,524	$2,584,651,567	$—	$2,883,237,091

Schedule of Investments (unaudited)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust
3.96%, 03/15/30	$5,500	$5,483,874
3.92%, 10/15/30	4,000	3,975,162
American Express Credit Account Master Trust
5.15%, 09/16/30	9,000	9,193,950
4.65%, 07/15/29	5,560	5,601,460
4.56%, 12/17/29	5,000	5,037,961
4.51%, 04/15/32	5,000	5,033,850
4.28%, 04/15/30	3,580	3,587,963
4.30%, 07/15/30	11,462	11,489,974
BA Credit Card Trust, 4.98%, 11/15/28	29,311	29,472,271
Barclays Dryrock Issuance Trust, 3.97%, 07/15/31	2,000	1,989,817
BMW Vehicle Lease Trust
4.43%, 06/26/28	5,000	5,017,612
4.49%, 10/25/28	2,000	2,007,194
4.15%, 05/25/29	5,000	4,990,890
BMW Vehicle Owner Trust
4.56%, 09/25/29	3,800	3,817,234
4.66%, 12/27/32	1,250	1,259,947
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	14,972,659
4.65%, 10/15/37	7,780	7,665,608
Class A2, 1.39%, 07/15/30	11,000	10,351,125
Carmax Auto Owner Trust, 4.35%, 07/15/30	12,000	12,026,617
CarMax Auto Owner Trust
6.00%, 07/17/28	3,229	3,256,970
4.64%, 04/15/30	2,560	2,575,443
4.84%, 01/15/30	2,260	2,278,291
4.48%, 03/15/30	2,400	2,410,471
4.96%, 11/15/30	1,000	1,010,028
4.94%, 08/15/29	1,000	1,010,359
4.47%, 01/15/31	1,500	1,503,945
4.04%, 03/17/31	3,800	3,780,533
CarMax Select Receivables Trust
4.83%, 06/16/31	500	497,794
4.43%, 05/17/32	1,200	1,178,077
4.90%, 05/17/32	2,000	1,979,141
Carvana Auto Receivables Trust
4.55%, 08/12/30	1,000	1,003,625
4.24%, 08/11/31	2,000	1,984,243
4.48%, 10/10/31	1,500	1,490,059
4.04%, 11/11/30	1,500	1,493,341
4.26%, 02/10/31	6,250	6,219,372
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,944,057
4.63%, 01/15/31	10,035	10,151,612
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	1,988,476
6.15%, 06/15/39	3,000	3,284,113
4.30%, 06/21/30	4,000	4,007,305
4.49%, 06/21/32	4,250	4,274,569
CNH Equipment Trust
4.03%, 01/15/30	10,000	9,988,161
5.23%, 11/17/31	2,000	2,041,288
4.30%, 10/15/30	2,500	2,502,225
Drive Auto Receivables Trust
4.67%, 05/17/32	890	894,142
4.94%, 05/17/32	2,000	2,015,076
5.41%, 09/15/32	2,800	2,813,617
Security	Par (000)	Value
Exeter Automobile Receivables Trust
5.92%, 02/15/30	$5,000	$5,079,162
5.06%, 02/18/31	1,900	1,909,814
5.57%, 10/15/31	1,500	1,514,977
4.57%, 06/16/31	2,800	2,785,227
4.24%, 11/15/29	500	499,812
4.68%, 03/15/32	700	697,502
5.16%, 03/15/32	3,750	3,752,439
First National Master Note Trust, 4.85%, 02/15/30	5,000	5,047,178
Ford Credit Auto Lease Trust
4.23%, 12/15/28	5,000	5,003,228
4.30%, 08/15/29	1,250	1,251,207
Ford Credit Auto Owner Trust
4.88%, 09/15/30	2,000	2,019,160
4.45%, 10/15/29	4,250	4,266,752
5.26%, 11/15/29	1,480	1,500,369
4.05%, 10/15/30	3,000	2,988,996
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30	2,000	1,980,867
4.63%, 04/15/30	5,100	5,131,932
4.06%, 09/15/30	3,750	3,730,963
GM Financial Automobile Leasing Trust
4.17%, 08/21/28	1,000	1,000,382
4.41%, 08/20/29	1,000	1,000,400
GM Financial Consumer Automobile Receivables Trust
5.71%, 02/16/29	9,710	9,880,010
4.44%, 04/16/30	1,000	1,003,704
4.73%, 08/16/30	1,780	1,794,776
4.28%, 04/16/30	3,034	3,040,102
4.18%, 08/16/30	5,000	4,999,743
4.30%, 09/16/31	1,500	1,502,367
3.84%, 02/18/31	3,265	3,239,307
3.97%, 06/16/32	2,625	2,592,836
Harley-Davidson Motorcycle Trust, 4.67%, 04/15/30	2,000	2,013,229
Honda Auto Receivables Owner Trust
4.15%, 10/15/29	2,600	2,599,258
4.04%, 02/21/30	1,750	1,745,532
3.98%, 06/17/30	3,000	2,986,899
Hyundai Auto Receivables Trust
4.32%, 10/15/29	5,300	5,315,684
4.40%, 04/15/31	1,100	1,103,344
4.36%, 12/17/29	3,300	3,310,150
4.44%, 06/17/30	1,300	1,305,279
4.31%, 06/15/33	1,800	1,769,243
John Deere Owner Trust
4.91%, 02/18/31	1,850	1,868,066
4.06%, 06/15/29	2,140	2,139,729
4.23%, 09/17/29	3,900	3,900,437
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	3,100	3,120,477
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	8,000	8,062,027
Nissan Auto Lease Trust, 4.75%, 03/15/28	5,000	5,033,814
Nissan Auto Receivables Owner Trust
4.49%, 12/17/29	4,000	4,016,831
4.57%, 11/15/30	500	503,734
Santander Drive Auto Receivables Trust
5.45%, 03/15/30	1,670	1,683,354
5.64%, 08/15/30	3,500	3,550,674

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.14%, 02/17/32	$4,100	$4,121,536
4.87%, 05/15/31	1,000	1,006,298
5.43%, 03/17/31	500	504,667
4.49%, 09/15/31	2,000	1,999,723
4.68%, 09/15/31	1,500	1,500,710
4.17%, 04/15/30	3,300	3,298,949
4.27%, 01/15/32	3,000	2,985,197
4.95%, 01/15/32	2,050	2,032,786
3.93%, 07/15/30	5,800	5,765,432
4.26%, 04/15/32	900	884,368
Synchrony Card Funding LLC, 4.49%, 05/15/31	7,000	7,021,728
Synchrony Card Issuance Trust, 4.06%, 11/15/31	3,380	3,360,420
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29	600	601,680
4.49%, 06/17/30	600	603,196
4.76%, 05/15/30	1,000	1,010,440
4.11%, 03/15/30	3,270	3,264,623
4.19%, 01/15/31	2,500	2,502,482
3.84%, 06/17/30	2,500	2,481,972
4.20%, 08/15/31	3,750	3,735,263
Verizon Master Trust
4.17%, 08/20/30	6,300	6,302,855
4.62%, 11/20/30	7,700	7,755,089
3.96%, 08/20/31	3,444	3,422,395
3.94%, 02/20/31	13,500	13,424,928
Volkswagen Auto Lease Trust
4.50%, 06/20/28	2,750	2,761,835
4.01%, 01/22/29	4,700	4,691,758
Volkswagen Auto Loan Enhanced Trust, 4.63%, 07/20/29	6,000	6,037,735
WF Card Issuance Trust, 4.08%, 04/15/31	6,000	5,981,215
World Omni Auto Receivables Trust
5.09%, 12/17/29	2,000	2,020,540
4.86%, 11/15/30	2,000	2,022,617
4.34%, 09/16/30	2,300	2,306,553
4.08%, 11/15/30	3,200	3,190,878
3.86%, 05/15/31	5,600	5,544,892
World Omni Automobile Lease Securitization Trust, 4.14%, 05/15/29	12,000	11,949,698
Total Asset-Backed Securities — 0.4% (Cost: $485,554,479)		484,886,932
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
2.29%, 06/15/64	7,260	6,432,099
2.46%, 06/15/64	2,000	1,716,640
2.93%, 02/15/55(a)	3,000	2,719,458
3.30%, 09/15/64(a)	1,000	822,020
3.46%, 01/15/63(a)	1,400	1,208,318
3.50%, 03/15/64(a)	1,000	880,219
4.45%, 05/15/61(a)	1,000	985,275
4.48%, 03/15/61(a)	500	481,933
4.71%, 08/15/61(a)	292	281,303
4.79%, 02/15/52(a)	1,000	910,340
5.62%, 03/15/58(a)	3,175	3,309,170
5.72%, 06/15/57	4,450	4,657,349
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,368,320
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	$4,500	$4,483,124
Series 2019-BN16, Class AS, 4.27%, 02/15/52	1,000	977,175
Series 2019-BN21, Class A5, 2.85%, 10/17/52	13,310	12,546,264
Series 2020, Class A5, 2.65%, 01/15/63	6,500	6,036,297
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	21,193,784
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	5,084,338
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,000	881,898
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,967,305
BANK, 2.98%, 11/15/64(a)	2,000	1,653,680
Bank 2025, 5.54%, 12/25/67	4,000	4,023,719
Bank5
5.28%, 08/15/63	2,250	2,295,172
5.45%, 07/15/58	1,000	1,025,180
5.61%, 08/15/57	3,000	3,082,799
5.64%, 10/15/57	2,000	2,036,635
5.65%, 04/15/58	6,000	6,191,799
5.77%, 06/15/57	9,520	9,806,550
5.78%, 04/15/56	311	315,043
5.79%, 06/15/57	2,000	2,052,400
5.88%, 08/15/57	4,000	4,133,089
5.89%, 11/15/57	5,000	5,182,469
6.23%, 05/15/57	3,000	3,113,560
6.42%, 08/15/57(a)	650	657,556
6.49%, 06/15/57(a)	2,950	3,069,901
6.50%, 12/15/56	1,731	1,794,143
7.20%, 05/15/57(a)	2,580	2,679,771
7.20%, 05/15/57(a)	1,000	1,012,271
7.38%, 07/15/56(a)	1,949	2,031,779
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,136,769
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,301,731
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	951,172
BBCMS Mortgage Trust
1.62%, 10/15/53	867	831,733
2.69%, 11/15/54	3,000	2,666,531
3.19%, 02/15/54(a)	500	408,448
4.05%, 12/15/51	4,000	3,960,230
4.44%, 09/15/55	2,000	1,947,030
4.60%, 06/15/55(a)	5,390	5,269,668
5.02%, 09/15/58	5,700	5,756,602
5.12%, 09/15/57	2,500	2,508,474
5.14%, 12/15/57	5,400	5,458,955
5.30%, 12/15/58	6,300	6,407,665
5.40%, 09/15/57	2,500	2,563,118
5.45%, 09/15/55(a)	500	457,058
5.45%, 04/15/56	1,000	1,026,481
5.48%, 11/15/58	1,800	1,827,512
5.52%, 08/15/58	1,000	1,029,085
5.53%, 11/15/57	1,500	1,551,451
5.55%, 07/15/57	994	1,010,886
5.59%, 07/15/58(a)	9,500	9,846,350
5.63%, 09/15/57	5,100	5,186,621
5.71%, 12/15/55(a)	3,160	3,268,045
5.72%, 02/15/57	1,386	1,376,437

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.72%, 02/15/62	$5,131	$5,379,543
5.81%, 02/15/59(a)	1,840	1,832,830
5.83%, 11/15/57(a)	1,000	1,022,207
5.84%, 09/15/57(a)	3,000	3,069,945
5.84%, 03/15/58	500	518,485
5.84%, 08/15/58(a)	1,000	1,025,750
5.87%, 02/15/57	1,000	1,022,061
5.89%, 09/15/57	1,250	1,293,011
5.94%, 05/15/57(a)	2,210	2,227,372
5.95%, 03/15/57	3,000	3,090,241
5.97%, 07/15/56(a)	500	512,989
6.00%, 09/15/56(a)	10,000	10,581,319
6.11%, 12/15/58(a)	750	736,179
6.12%, 07/15/58(a)	1,500	1,536,536
6.13%, 11/15/57	900	930,927
6.15%, 03/15/57(a)	2,800	2,860,897
6.36%, 03/15/57(a)	1,000	1,033,586
6.37%, 12/15/55(a)	1,500	1,458,544
6.51%, 09/15/56(a)	1,000	1,049,272
6.51%, 09/15/56(a)	2,000	2,089,031
6.54%, 05/15/58(a)	1,000	1,042,135
6.64%, 03/15/57(a)	1,660	1,702,519
6.80%, 11/15/56(a)	3,970	4,344,176
7.03%, 05/15/58(a)	500	516,201
7.70%, 12/15/56(a)	1,000	1,054,477
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,520	1,510,226
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	9,277,954
Series 2020-C7, Class A5, 2.04%, 04/15/53	13,900	12,540,042
Series 2020-C8, Class A5, 2.04%, 10/15/53	1,520	1,357,904
Series 2021-C11, Class A5, 2.32%, 09/15/54	3,765	3,322,868
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,490,687
BBCMS Trust
2.27%, 07/15/54	2,500	2,364,479
Series 2021-C10, Class A5, 2.49%, 07/15/54	13,083	11,855,144
Benchmark Mortgage Trust
1.93%, 07/15/53	5,000	4,445,193
2.14%, 09/15/54	5,000	4,432,799
2.63%, 11/15/54(a)	1,000	818,492
3.18%, 02/15/53(a)	1,000	869,836
3.46%, 03/15/55(a)	1,500	1,389,753
3.73%, 03/15/55(a)	350	298,507
5.13%, 03/15/59	1,617	1,638,138
5.18%, 04/15/57	500	506,370
5.18%, 10/15/58	1,600	1,626,459
5.21%, 04/15/63	5,000	5,049,996
5.25%, 01/15/58	1,700	1,733,830
5.33%, 02/15/58	6,000	6,051,587
5.36%, 05/15/55	1,999	2,018,792
5.44%, 08/15/58(a)	1,500	1,537,581
5.60%, 08/15/57	3,700	3,794,376
5.66%, 04/15/57	2,000	2,063,454
5.77%, 05/15/56	1,000	1,025,208
5.79%, 04/15/63	2,000	2,059,999
5.86%, 08/15/58(a)	1,000	1,021,995
5.91%, 11/15/57(a)	2,000	2,075,054
6.03%, 12/15/57(a)	1,545	1,588,511
6.06%, 01/10/57(a)	1,610	1,631,515
6.06%, 08/15/57(a)	1,500	1,544,255
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.09%, 04/15/57(a)	$1,000	$1,034,049
6.38%, 03/15/57	4,460	4,612,272
6.79%, 03/15/57	1,500	1,551,916
6.86%, 07/15/57(a)	1,000	1,048,540
7.08%, 05/15/56(a)	500	520,317
7.18%, 07/15/57(a)	1,600	1,677,391
7.18%, 07/15/57(a)	1,000	1,028,202
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	3,250	3,207,082
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,497,101
Series 2018-B3, Class A5, 4.03%, 04/10/51	5,000	4,953,574
Series 2018-B5, Class A4, 4.21%, 07/15/51	5,000	4,947,930
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	10,048,941
Series 2018-B7, Class B, 4.98%, 05/15/53(a)	1,100	1,050,047
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,763,404
Series 2019-B11, Class A4, 3.28%, 05/15/52	19,238	18,641,811
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	19,329,959
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,085,546
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,289,550
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,637,901
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	21,973,229
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	415,685
Series 2021-B26, Class A5, 2.61%, 06/15/54	1,400	1,256,224
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,149,172
BMARK, 7.71%, 11/15/56(a)	1,097	1,156,119
BMO Mortgage Trust
4.70%, 10/15/58	1,000	995,461
4.97%, 07/15/54(a)	1,936	1,938,750
5.15%, 12/15/57	1,000	1,010,702
5.18%, 10/15/58	1,500	1,521,443
5.21%, 03/15/59	4,089	4,155,734
5.31%, 09/15/54	1,200	1,217,577
5.32%, 09/15/57	500	508,118
5.57%, 06/15/58	1,000	1,032,504
5.58%, 12/15/58	1,200	1,216,996
5.63%, 12/15/57(a)	1,100	1,129,754
5.69%, 02/15/58	7,750	8,063,583
5.74%, 02/15/57	1,000	1,023,522
5.74%, 12/15/57(a)	900	879,294
5.75%, 09/15/57(a)	2,000	2,025,525
5.76%, 07/15/57	2,500	2,613,508
5.78%, 04/15/58(a)	950	981,248
5.86%, 02/15/57	3,000	3,093,582
5.87%, 06/15/58(a)	1,500	1,580,289
5.88%, 09/15/57(a)	500	494,190
5.89%, 11/15/57(a)	3,500	3,560,494
5.91%, 03/15/57(a)	4,000	4,110,343
5.93%, 02/15/59(a)(b)	500	485,458
5.96%, 09/15/56(a)	30,000	31,416,842
6.01%, 07/15/58	568	566,808

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.09%, 09/15/57(a)	$750	$764,848
6.14%, 03/15/57(a)	2,330	2,373,469
6.16%, 10/15/58(a)	1,000	1,025,520
6.23%, 03/15/57(a)	1,500	1,446,703
6.26%, 04/15/58(a)	1,000	990,534
6.29%, 02/15/57(a)	4,810	4,951,536
6.41%, 11/15/57(a)	3,500	3,589,517
6.49%, 05/15/58(a)	500	497,205
6.60%, 07/15/57(a)	500	497,596
6.67%, 12/15/56(a)	1,500	1,602,378
7.09%, 02/15/57(a)	687	691,640
7.49%, 11/15/56(a)	11,200	11,778,563
7.49%, 11/15/56(a)	2,000	2,092,988
CD Mortgage Trust
3.19%, 11/13/50	952	938,041
3.71%, 11/13/50(a)	500	490,470
3.91%, 11/13/50(a)	995	953,923
4.66%, 08/15/51(a)	1,188	1,146,038
CGMS Commercial Mortgage Trust, 4.24%, 08/15/50(a)	1,000	966,818
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,884,259
3.74%, 03/10/51	1,849	1,830,559
4.05%, 12/15/72(a)	1,500	1,328,092
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,833,191
Series 2018-C6, Class A4, 4.41%, 11/10/51	693	687,754
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,495,379
Series 2019-GC41, Class A5, 2.87%, 08/10/56	9,000	8,499,970
Commercial Mortgage Trust, 5.47%, 11/15/55(a)	1,000	1,018,764
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	475,092
4.45%, 04/15/51(a)	1,800	1,741,069
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	988,399
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	22,000	21,830,775
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,442,999
Series 2020-C19, Class A3, 2.56%, 03/15/53	2,000	1,814,900
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	5,500	5,355,248
Federal Home Loan Mortgage Corp.
2.98%, 05/25/29	1,474	1,424,857
4.33%, 06/25/30(a)	18,500	18,508,550
4.40%, 06/25/35(a)	3,000	2,943,530
4.49%, 09/25/34	1,225	1,215,479
4.53%, 10/25/35(a)	10,300	10,189,728
4.58%, 10/25/34(a)	10,000	9,973,823
4.58%, 08/25/35(a)	2,700	2,683,483
4.60%, 09/25/35(a)	5,000	4,975,038
4.94%, 11/25/30(a)	4,000	4,088,753
5.00%, 02/25/35(a)	3,000	3,075,410
5.07%, 10/25/28(a)	1,525	1,551,010
5.15%, 12/25/33(a)	1,875	1,941,920
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,514,302
2.36%, 10/25/36	5,500	4,419,999
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/25/29	$20,868	$20,143,226
3.53%, 08/25/32	5,000	4,749,660
3.53%, 09/25/32	1,000	945,974
3.78%, 01/25/32	3,063	3,031,843
3.78%, 11/25/32(a)	17,795	17,116,699
3.80%, 03/25/32	1,898	1,863,054
3.80%, 10/25/32(a)	2,500	2,405,535
3.82%, 12/25/32(a)	21,500	20,692,836
4.05%, 07/25/33	35,000	33,990,068
4.20%, 05/25/33	29,998	29,429,141
4.25%, 04/25/33	40,000	39,383,464
4.27%, 07/25/30(a)	13,200	13,175,542
4.28%, 07/25/30	10,500	10,487,292
4.29%, 07/25/30(a)	6,500	6,492,255
4.35%, 02/25/30(a)	14,300	14,322,124
4.35%, 01/25/33(a)	13,140	13,027,838
4.46%, 08/25/31	5,000	5,013,377
4.50%, 07/25/33(a)	5,000	4,987,698
4.51%, 07/25/29	5,700	5,736,919
4.51%, 02/25/30(a)	2,460	2,477,249
4.57%, 12/25/28	3,253	3,273,958
4.74%, 08/25/28(a)	15,000	15,133,992
4.76%, 10/25/34	5,000	5,047,620
4.80%, 09/25/28(a)	3,920	3,961,579
4.85%, 09/25/28	5,000	5,059,727
5.20%, 02/25/31	5,560	5,756,243
5.36%, 01/25/29(a)	14,300	14,678,378
5.40%, 01/25/29	15,000	15,411,809
5.40%, 01/25/29	8,000	8,210,073
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,904,679
1.87%, 10/25/31(a)	3,000	2,655,179
1.99%, 01/25/32(a)	1,521	1,341,643
2.40%, 11/25/31	5,000	4,540,384
2.67%, 06/25/32(a)	1,048	949,113
4.19%, 07/25/28(a)	18,329	18,292,617
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,498	1,479,514
Series 2020-M20, Class A2, 1.44%, 10/25/29	12,382	11,298,746
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	475	482,718
Freddie Mac Multifamily Structured Pass Through Certificates
1.34%, 06/25/30	2,500	2,233,268
4.07%, 12/25/30(a)	25,000	24,726,459
4.32%, 03/25/36(a)	2,200	2,135,934
4.39%, 12/25/35(a)	5,000	4,886,178
4.66%, 12/25/34(a)	11,500	11,523,810
GS Mortgage Securities Trust
2.12%, 05/12/53	2,745	2,552,232
2.38%, 05/12/53	3,265	3,002,798
2.91%, 02/13/53	1,000	942,592
3.57%, 05/12/53(a)	1,840	1,619,847
3.70%, 02/10/52	1,000	979,612
4.38%, 07/10/51(a)	2,433	2,388,372
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,841,267
Series 2017-GS7, Class A4, 3.43%, 08/10/50	134	132,313
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,970,233

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	$3,000	$2,969,948
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,457,043
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	2,000	1,938,402
4.03%, 03/10/52	3,749	3,597,785
Morgan Stanley BAML Trust, 5.64%, 03/15/58	400	412,229
Morgan Stanley Bank of America Merrill Lynch Trust
5.11%, 11/15/58	375	380,076
5.63%, 08/15/58	255	265,307
Morgan Stanley Capital I, 4.46%, 12/15/50(a)	796	766,160
Morgan Stanley Capital I Trust
2.32%, 10/15/54	1,750	1,554,377
2.70%, 07/15/53	200	168,306
2.73%, 05/15/54	1,275	1,156,440
2.75%, 06/15/54(a)	2,000	1,737,599
2.88%, 02/15/53	1,264	1,143,460
3.54%, 02/15/53(a)	500	433,254
3.55%, 06/15/54(a)	1,000	829,165
3.77%, 11/15/52(a)	500	452,763
3.77%, 11/15/52(a)	1,000	865,257
5.02%, 07/15/51(a)	1,000	951,494
Series 2018, Class A3, 4.14%, 10/15/51	18,395	18,217,809
Series 2018-H3, Class A4, 3.91%, 07/15/51	440	434,962
Series 2018-H3, Class A5, 4.18%, 07/15/51	2,538	2,520,104
Series 2019-H6, Class A4, 3.42%, 06/15/52	6,570	6,343,959
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,582,510
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,289,255
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(a)	1,486	1,574,583
UBS Commercial Mortgage Trust
4.03%, 08/15/51	5,496	5,437,033
4.67%, 12/15/51(a)	1,000	970,553
4.72%, 12/15/50(a)	528	500,135
4.75%, 12/15/51(a)	1,500	1,479,480
5.10%, 12/15/51(a)	750	730,705
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,964,684
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	1,836	1,750,333
2.70%, 07/15/53	375	309,236
3.31%, 11/15/54	500	411,660
4.15%, 03/15/51(a)	1,749	1,721,003
4.29%, 06/15/52(a)	1,294	1,103,172
4.55%, 03/15/52	1,000	973,388
4.63%, 11/15/50(a)	500	469,336
4.67%, 09/15/61(a)	3,000	2,949,838
5.19%, 10/15/58	1,000	1,016,967
5.59%, 07/15/58	2,950	3,041,226
5.65%, 02/15/58	1,031	1,073,726
5.92%, 07/15/58	1,000	1,030,971
5.93%, 07/15/57	3,000	3,099,788
5.97%, 10/15/58(a)	250	253,892
5.98%, 10/15/58(a)	500	511,355
6.10%, 01/15/58	1,500	1,565,120
Class A4, 2.34%, 08/15/54	4,600	4,098,696
Series 2018-C46, Class AS, 4.38%, 08/15/51	1,500	1,465,732
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-C54, Class A4, 3.15%, 12/15/52	$5,000	$4,753,291
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,982,569
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,806,782
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,696,827
		1,401,841,666
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,433,732,671)		1,401,841,666
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.40%, 03/01/31	3,168	2,831,331
2.45%, 04/30/30	3,807	3,499,475
2.60%, 08/01/31	5,764	5,171,312
3.38%, 03/01/41	2,332	1,724,086
4.20%, 03/02/29	1,335	1,319,439
4.20%, 06/01/30	3,897	3,825,688
4.65%, 10/01/28	3,781	3,789,366
4.75%, 03/30/30	3,848	3,859,402
5.00%, 06/02/33	1,660	1,628,141
5.30%, 11/01/34(c)	5,045	4,996,870
5.30%, 06/02/36	1,650	1,593,367
5.40%, 10/01/48	2,410	2,113,853
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	875	858,600
		37,210,930
Aerospace & Defense — 0.5%
Boeing Co.(The)
2.95%, 02/01/30	5,309	5,017,563
3.20%, 03/01/29	4,841	4,670,960
3.25%, 02/01/28	4,900	4,805,711
3.25%, 03/01/28	2,644	2,589,770
3.25%, 02/01/35	3,359	2,901,377
3.38%, 06/15/46	2,563	1,759,394
3.45%, 11/01/28	2,833	2,764,089
3.50%, 03/01/39	2,054	1,657,292
3.55%, 03/01/38	1,928	1,597,652
3.60%, 05/01/34	3,661	3,289,720
3.63%, 02/01/31	5,627	5,365,842
3.63%, 03/01/48	2,683	1,878,316
3.65%, 03/01/47	2,406	1,699,601
3.75%, 02/01/50	6,716	4,798,191
3.83%, 03/01/59	3,287	2,214,723
3.85%, 11/01/48	2,199	1,585,585
3.90%, 05/01/49	4,396	3,215,631
3.95%, 08/01/59	6,373	4,415,241
5.04%, 05/01/27	9,184	9,236,450
5.15%, 05/01/30	16,903	17,170,919
5.71%, 05/01/40	11,047	11,146,473
5.81%, 05/01/50	23,416	22,794,819
5.88%, 02/15/40	2,318	2,348,913
5.93%, 05/01/60	14,872	14,371,502
6.13%, 02/15/33	2,023	2,159,938
6.26%, 05/01/27	5,150	5,239,118
6.30%, 05/01/29	5,705	5,983,481
6.39%, 05/01/31	3,715	3,969,506

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
6.53%, 05/01/34	$10,590	$11,580,425
6.63%, 02/15/38	2,039	2,231,521
6.86%, 05/01/54	7,905	8,774,951
6.88%, 03/15/39	2,671	2,955,705
7.01%, 05/01/64	4,255	4,741,289
Embraer Netherlands Finance BV
5.40%, 01/09/38	3,045	2,953,538
5.98%, 02/11/35	285	296,966
GE Capital Funding LLC, 4.55%, 05/15/32	3,742	3,724,234
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,739	4,534,901
General Dynamics Corp.
2.25%, 06/01/31	2,485	2,237,821
2.63%, 11/15/27	2,949	2,885,218
2.85%, 06/01/41	3,139	2,335,826
3.60%, 11/15/42	1,343	1,068,166
3.63%, 04/01/30	5,507	5,355,078
3.75%, 05/15/28	5,363	5,326,616
4.25%, 04/01/40	3,999	3,587,283
4.25%, 04/01/50	4,395	3,670,710
4.95%, 08/15/35	1,990	2,001,276
General Electric Co.
4.30%, 07/29/30	2,790	2,784,814
4.35%, 05/01/50	2,025	1,696,232
4.50%, 03/11/44	1,600	1,416,145
4.90%, 01/29/36	4,185	4,177,021
5.88%, 01/14/38	3,077	3,272,262
6.75%, 03/15/32	3,785	4,204,387
6.88%, 01/10/39	2,740	3,155,645
HEICO Corp.
5.25%, 08/01/28	1,840	1,873,200
5.35%, 08/01/33	1,960	1,994,144
Hexcel Corp.
4.90%, 05/15/31	650	650,223
5.88%, 02/26/35	1,135	1,166,691
Honeywell Aerospace, Inc.
3.90%, 03/16/28(b)	6,800	6,749,088
4.00%, 03/16/29(b)	6,700	6,626,915
4.30%, 03/16/31(b)	11,175	11,036,524
4.60%, 03/16/33(b)	6,770	6,686,704
4.95%, 03/16/36(b)	11,680	11,548,329
5.62%, 03/16/46(b)	5,210	5,127,867
5.73%, 03/16/56(b)	9,195	9,030,827
5.85%, 03/16/66(b)	6,180	6,080,777
Howmet Aerospace, Inc.
3.00%, 01/15/29	2,245	2,164,434
3.75%, 03/03/28	520	514,340
3.90%, 04/15/29	220	216,718
4.55%, 11/15/32	2,050	2,016,447
4.75%, 04/15/36	20	19,402
4.85%, 10/15/31	1,520	1,532,520
5.95%, 02/01/37	2,085	2,211,541
6.75%, 01/15/28(c)	1,940	2,016,213
L3Harris Technologies, Inc.
1.80%, 01/15/31	4,070	3,576,211
2.90%, 12/15/29	3,196	3,025,900
4.40%, 06/15/28	8,574	8,574,323
4.85%, 04/27/35	1,766	1,732,540
5.05%, 06/01/29	2,470	2,514,241
5.05%, 04/27/45	2,508	2,315,324
5.25%, 06/01/31	2,520	2,581,853
Security	Par (000)	Value
Aerospace & Defense (continued)
5.35%, 06/01/34	$3,305	$3,366,093
5.40%, 07/31/33	6,260	6,423,566
5.50%, 08/15/54	2,980	2,843,681
5.60%, 07/31/53	2,410	2,334,442
6.15%, 12/15/40	1,785	1,890,617
Lockheed Martin Corp.
1.85%, 06/15/30	3,655	3,304,334
2.80%, 06/15/50	4,233	2,637,583
3.60%, 03/01/35	2,308	2,106,765
3.80%, 03/01/45	4,995	3,926,208
3.90%, 06/15/32	3,575	3,466,169
4.07%, 12/15/42	4,823	4,068,767
4.09%, 09/15/52	7,726	6,013,875
4.15%, 08/15/28	2,230	2,229,965
4.15%, 06/15/53	3,580	2,798,141
4.30%, 06/15/62	3,750	2,894,706
4.40%, 08/15/30	2,895	2,892,821
4.45%, 05/15/28	1,935	1,944,172
4.50%, 02/15/29	2,855	2,872,798
4.50%, 05/15/36	2,240	2,167,254
4.70%, 12/15/31(c)	2,220	2,245,051
4.70%, 05/15/46	5,934	5,245,904
4.75%, 02/15/34	3,525	3,518,075
4.80%, 08/15/34	2,630	2,620,592
5.00%, 08/15/35	3,150	3,169,147
5.10%, 11/15/27	4,955	5,030,328
5.20%, 02/15/55(c)	4,420	4,088,484
5.20%, 02/15/64	2,830	2,558,945
5.25%, 01/15/33	4,665	4,839,910
5.70%, 11/15/54	4,225	4,189,739
5.72%, 06/01/40	1,682	1,771,173
5.90%, 11/15/63	2,945	2,984,486
Series B, 6.15%, 09/01/36	2,550	2,772,088
Northrop Grumman Corp.
3.25%, 01/15/28	10,288	10,113,553
3.85%, 04/15/45	2,724	2,135,450
4.03%, 10/15/47	9,986	7,847,165
4.40%, 05/01/30	2,847	2,843,960
4.60%, 02/01/29	2,360	2,376,221
4.65%, 07/15/30	3,515	3,536,008
4.70%, 03/15/33	3,810	3,787,538
4.75%, 06/01/43	4,614	4,162,355
4.90%, 06/01/34	3,340	3,332,702
4.95%, 03/15/53	4,365	3,853,590
5.05%, 11/15/40	1,508	1,456,253
5.15%, 05/01/40	2,585	2,529,505
5.20%, 06/01/54(c)	5,045	4,624,413
5.25%, 07/15/35	2,545	2,592,372
5.25%, 05/01/50(c)	4,473	4,153,221
RTX Corp.
1.90%, 09/01/31	4,581	3,997,213
2.25%, 07/01/30	4,270	3,911,739
2.38%, 03/15/32	4,417	3,903,652
2.82%, 09/01/51	4,524	2,756,102
3.03%, 03/15/52	5,517	3,492,215
3.13%, 05/04/27	5,821	5,760,839
3.13%, 07/01/50	4,930	3,232,390
3.75%, 11/01/46	5,134	3,884,813
4.05%, 05/04/47	2,928	2,308,843
4.13%, 11/16/28	12,294	12,245,314
4.15%, 05/15/45	4,000	3,254,969

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.35%, 04/15/47	$4,836	$3,987,897
4.45%, 11/16/38	3,815	3,514,597
4.50%, 06/01/42	15,847	14,018,877
4.63%, 11/16/48	7,413	6,305,330
4.70%, 12/15/41	2,210	2,012,833
4.80%, 12/15/43	2,284	2,040,849
4.88%, 10/15/40	2,829	2,673,456
5.15%, 02/27/33	5,210	5,312,316
5.38%, 02/27/53	4,795	4,501,532
5.40%, 05/01/35	2,002	2,066,630
5.70%, 04/15/40	2,730	2,800,332
5.75%, 01/15/29	3,110	3,220,964
6.00%, 03/15/31	4,555	4,837,924
6.05%, 06/01/36(c)	1,070	1,150,720
6.10%, 03/15/34	6,310	6,790,428
6.13%, 07/15/38	1,930	2,070,413
6.40%, 03/15/54	5,465	5,880,158
7.20%, 08/15/27	2,778	2,880,044
7.50%, 09/15/29	2,868	3,144,695
Spirit AeroSystems, Inc., 4.60%, 06/15/28(c)	390	390,252
		638,107,624
Agriculture — 0.3%
Altria Group, Inc.
2.45%, 02/04/32	8,425	7,417,497
3.40%, 05/06/30	4,964	4,750,744
3.40%, 02/04/41	7,227	5,487,685
3.70%, 02/04/51	5,502	3,781,723
3.88%, 09/16/46	6,532	4,811,967
4.00%, 02/04/61	4,275	2,986,579
4.25%, 08/09/42	3,884	3,171,641
4.45%, 05/06/50	2,163	1,692,470
4.50%, 08/06/30	1,935	1,926,110
4.50%, 05/02/43	2,993	2,495,987
4.80%, 02/14/29	8,184	8,244,265
4.88%, 02/04/28	1,780	1,794,427
5.25%, 08/06/35	2,270	2,265,785
5.38%, 01/31/44	8,022	7,469,189
5.63%, 02/06/35	1,880	1,928,658
5.80%, 02/14/39	9,632	9,706,094
5.95%, 02/14/49	10,772	10,495,251
6.20%, 11/01/28	3,570	3,716,923
6.88%, 11/01/33	2,070	2,296,562
Archer-Daniels-Midland Co.
2.70%, 09/15/51	2,000	1,192,171
2.90%, 03/01/32	3,675	3,355,281
3.25%, 03/27/30	6,356	6,088,868
3.75%, 09/15/47	2,379	1,799,413
4.02%, 04/16/43	1,707	1,401,220
4.50%, 08/15/33	2,025	2,000,163
4.50%, 03/15/49	3,004	2,532,981
4.54%, 03/26/42	2,207	1,953,521
5.38%, 09/15/35	2,206	2,273,585
5.94%, 10/01/32	1,432	1,530,406
BAT Capital Corp.
2.26%, 03/25/28	4,385	4,214,481
2.73%, 03/25/31	5,598	5,114,025
3.46%, 09/06/29	2,777	2,683,990
3.56%, 08/15/27	5,278	5,223,199
3.73%, 09/25/40	1,950	1,553,194
3.98%, 09/25/50	830	597,077
4.39%, 08/15/37	11,614	10,566,209
Security	Par (000)	Value
Agriculture (continued)
4.54%, 08/15/47	$8,120	$6,607,882
4.63%, 03/22/33	3,620	3,546,652
4.74%, 03/16/32	4,230	4,225,095
4.76%, 09/06/49	4,713	3,902,931
4.91%, 04/02/30	4,943	4,992,508
5.28%, 04/02/50	2,797	2,472,625
5.35%, 08/15/32	3,390	3,484,483
5.63%, 08/15/35(c)	4,200	4,331,279
5.65%, 03/16/52	3,200	2,964,046
5.83%, 02/20/31	3,835	4,011,108
6.00%, 02/20/34	3,745	3,960,132
6.25%, 08/15/55	650	655,300
6.34%, 08/02/30	4,755	5,068,748
6.42%, 08/02/33	5,380	5,834,598
7.08%, 08/02/43	3,740	4,129,232
7.08%, 08/02/53	4,885	5,404,850
7.75%, 10/19/32	2,836	3,252,864
BAT International Finance PLC
4.45%, 03/16/28	6,350	6,351,842
5.93%, 02/02/29	4,970	5,150,423
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	6,070	5,545,689
3.20%, 04/21/31	2,070	1,934,180
3.75%, 09/25/27	3,786	3,757,763
4.10%, 01/07/28	2,660	2,650,070
4.20%, 09/17/29	3,620	3,587,312
4.55%, 08/04/30	3,890	3,877,137
4.65%, 09/17/34	3,685	3,562,667
4.80%, 03/19/33	1,650	1,638,502
5.15%, 08/04/35	2,280	2,274,677
5.15%, 03/19/36	1,730	1,715,550
Philip Morris International, Inc.
1.75%, 11/01/30	4,998	4,440,649
2.10%, 05/01/30	3,288	3,000,912
3.13%, 08/17/27	2,740	2,705,456
3.13%, 03/02/28	2,456	2,407,487
3.38%, 08/15/29	5,431	5,264,968
3.88%, 10/27/28	2,385	2,364,010
3.88%, 08/21/42	3,701	2,981,262
4.00%, 10/29/30	2,975	2,914,360
4.13%, 04/28/28	3,815	3,806,433
4.13%, 04/27/29	1,505	1,495,880
4.13%, 03/04/43	3,849	3,186,071
4.25%, 10/29/32	3,025	2,937,755
4.25%, 11/10/44	4,018	3,333,954
4.38%, 11/01/27	3,510	3,518,159
4.38%, 04/30/30	3,040	3,024,736
4.38%, 11/15/41	3,782	3,290,306
4.50%, 03/20/42	3,455	3,020,153
4.63%, 11/01/29	3,220	3,243,735
4.63%, 10/29/35	3,815	3,677,395
4.75%, 11/01/31	3,480	3,498,198
4.88%, 02/15/28	7,070	7,138,296
4.88%, 02/13/29	3,335	3,377,797
4.88%, 04/30/35	2,545	2,514,672
4.88%, 04/29/36	2,150	2,105,375
4.88%, 11/15/43	3,735	3,360,395
4.90%, 11/01/34	3,235	3,213,508
5.13%, 11/17/27	7,077	7,160,275
5.13%, 02/15/30	6,660	6,801,655
5.13%, 02/13/31	5,675	5,806,322

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.25%, 09/07/28	$2,485	$2,536,883
5.25%, 02/13/34	7,755	7,898,069
5.38%, 02/15/33	10,120	10,401,737
5.50%, 09/07/30	2,685	2,785,203
5.63%, 11/17/29	7,555	7,835,126
5.63%, 09/07/33	3,455	3,604,635
5.75%, 11/17/32	5,581	5,870,462
6.38%, 05/16/38	7,623	8,326,641
Reynolds American, Inc.
5.70%, 08/15/35	3,504	3,604,550
5.85%, 08/15/45	10,103	9,785,460
6.15%, 09/15/43	2,731	2,743,580
7.25%, 06/15/37	2,555	2,902,420
		425,294,426
Airlines — 0.1%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39	1,350	1,310,705
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28(c)	2,010	1,980,454
Series 2015-2, Class AA, 3.60%, 03/22/29(c)	2,052	2,019,076
Series 2016-1, Class AA, 3.58%, 07/15/29	1,713	1,681,188
Series 2016-2, Class AA, 3.20%, 12/15/29	1,962	1,905,708
Series 2016-3, Class AA, 3.00%, 04/15/30(c)	1,214	1,173,758
Series 2017-1, Class AA, 3.65%, 02/15/29	2,067	2,014,677
Series 2017-2, Class AA, 3.35%, 04/15/31(c)	1,958	1,878,372
Series 2019-1, Class AA, 3.15%, 08/15/33	2,423	2,257,234
Series A, Class A, 2.88%, 01/11/36	3,586	3,221,800
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	3,732	3,608,754
Delta Air Lines, Inc.
3.75%, 10/28/29	2,450	2,359,512
4.38%, 04/19/28	1,950	1,938,798
4.95%, 07/10/28	3,700	3,722,619
5.25%, 07/10/30	2,735	2,756,610
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(c)	2,493	2,341,953
Series 2019-1, Class AA, 2.75%, 11/15/33	2,421	2,129,172
Southwest Airlines Co.
2.63%, 02/10/30	3,138	2,888,423
3.45%, 11/16/27	2,273	2,231,113
4.38%, 11/15/28	3,860	3,830,465
5.13%, 06/15/27	9,017	9,057,272
5.25%, 11/15/35	3,320	3,151,636
United Airlines Pass-Through Trust
5.80%, 07/15/37	5,487	5,681,916
Series 2016-1, Class AA, 3.10%, 01/07/30	2,633	2,555,871
Series 2016-2, Class AA, 2.88%, 04/07/30	2,277	2,189,464
Series 2018-1, Class AA, 3.50%, 09/01/31	2,307	2,227,453
Series 2019, Class AA, 4.15%, 02/25/33	2,008	1,954,584
Series 2019-2, Class AA, 2.70%, 11/01/33	2,849	2,606,246
Series 2020-1, 5.88%, 04/15/29	3,765	3,819,415
Series 24-A, 5.88%, 08/15/38	1,823	1,831,027
Series AA, 5.45%, 08/15/38	4,215	4,301,328
		86,626,603
Apparel — 0.0%
NIKE, Inc.
2.85%, 03/27/30	7,250	6,846,055
Security	Par (000)	Value
Apparel (continued)
3.25%, 03/27/40	$5,200	$4,118,627
3.38%, 11/01/46	3,305	2,361,464
3.38%, 03/27/50	6,557	4,542,071
3.63%, 05/01/43	2,999	2,336,055
3.88%, 11/01/45	4,998	3,896,934
PVH Corp., 5.50%, 06/13/30	1,315	1,334,054
Ralph Lauren Corp.
2.95%, 06/15/30	4,219	3,973,448
5.00%, 06/15/32	150	152,501
Tapestry, Inc.
3.05%, 03/15/32	2,503	2,255,317
4.13%, 07/15/27	2,031	2,020,200
5.10%, 03/11/30	1,475	1,492,753
5.50%, 03/11/35	685	687,976
		36,017,455
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.80%, 01/13/31	2,992	2,605,422
2.00%, 03/24/28	3,920	3,740,519
2.25%, 01/12/29	3,175	2,983,001
3.50%, 02/15/28	2,746	2,697,488
4.15%, 01/08/29	2,270	2,243,232
4.25%, 09/01/28	2,885	2,865,752
4.40%, 09/05/29	3,660	3,627,087
4.45%, 10/22/27	3,405	3,403,523
4.45%, 01/08/31	2,330	2,288,136
4.50%, 09/04/30	3,105	3,062,450
4.55%, 07/09/27	1,930	1,932,254
4.55%, 03/03/28	2,400	2,400,099
4.60%, 04/17/30	3,620	3,591,798
4.70%, 01/12/28	2,760	2,767,422
4.80%, 03/05/30	2,040	2,041,530
4.85%, 10/23/31(c)	3,235	3,219,859
4.90%, 07/09/27	2,105	2,116,080
4.90%, 03/13/29	3,940	3,967,146
4.90%, 01/10/34	2,375	2,325,208
5.05%, 07/10/31	4,290	4,311,764
5.10%, 01/08/36	2,585	2,526,036
5.13%, 07/07/28	3,465	3,506,616
5.15%, 07/09/32	1,920	1,925,200
5.20%, 03/05/35	2,355	2,331,748
5.65%, 11/15/28	3,615	3,706,818
5.85%, 10/04/30	2,520	2,616,476
Series A, 4.55%, 04/10/28	830	830,593
Series A, 4.90%, 04/10/31	1,655	1,652,408
Series A, 5.20%, 04/08/33(c)	310	309,699
Cummins, Inc.
1.50%, 09/01/30	4,339	3,850,683
2.60%, 09/01/50	5,475	3,250,603
4.25%, 05/09/28	1,260	1,262,249
4.70%, 02/15/31(c)	3,535	3,567,071
4.88%, 10/01/43	4,631	4,336,819
4.90%, 02/20/29	1,545	1,569,813
5.15%, 02/20/34	1,510	1,540,574
5.30%, 05/09/35	3,350	3,417,374
5.45%, 02/20/54	2,440	2,350,902
Ford Motor Co.
3.25%, 02/12/32	12,315	10,804,833
4.75%, 01/15/43	7,760	5,975,197
5.29%, 12/08/46	5,075	4,068,694
6.10%, 08/19/32	7,725	7,868,155

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.63%, 10/01/28	$672	$695,997
7.40%, 11/01/46	3,580	3,685,100
7.45%, 07/16/31	5,110	5,552,650
9.63%, 04/22/30	2,170	2,473,347
Ford Motor Credit Co. LLC
2.90%, 02/16/28	4,300	4,138,616
2.90%, 02/10/29	3,960	3,718,982
3.63%, 06/17/31	4,875	4,442,867
3.82%, 11/02/27	3,781	3,714,478
4.00%, 11/13/30	8,660	8,130,093
4.13%, 08/17/27	5,650	5,582,206
4.95%, 05/28/27	5,485	5,486,413
4.97%, 04/06/29	2,885	2,861,164
5.11%, 05/03/29	9,900	9,838,698
5.30%, 09/06/29	3,400	3,389,824
5.42%, 04/09/31	2,870	2,845,569
5.73%, 09/05/30	4,020	4,049,912
5.75%, 04/06/33	3,140	3,113,351
5.80%, 03/08/29	6,290	6,369,543
5.85%, 05/17/27	5,620	5,665,827
5.87%, 10/31/35	4,335	4,225,151
5.88%, 11/07/29	3,460	3,512,742
5.92%, 03/20/28	3,550	3,598,888
6.05%, 03/05/31	4,850	4,932,133
6.05%, 11/05/31	4,190	4,250,496
6.13%, 03/08/34	7,455	7,490,646
6.50%, 02/07/35(c)	5,290	5,398,016
6.53%, 03/19/32	3,430	3,549,623
6.80%, 05/12/28	6,635	6,839,131
6.80%, 11/07/28	6,830	7,084,834
7.12%, 11/07/33	5,610	5,950,937
7.20%, 06/10/30	3,950	4,177,455
7.35%, 11/04/27	7,830	8,071,179
7.35%, 03/06/30	5,450	5,770,450
General Motors Co.
4.20%, 10/01/27	4,344	4,325,942
5.00%, 10/01/28	5,260	5,305,776
5.00%, 04/01/35	3,218	3,109,878
5.15%, 04/01/38	4,945	4,687,597
5.20%, 04/01/45	5,487	4,801,875
5.35%, 04/15/28	1,640	1,662,639
5.40%, 10/15/29	3,090	3,159,196
5.40%, 04/01/48(c)	3,566	3,138,739
5.60%, 10/15/32	6,025	6,182,751
5.63%, 04/15/30	2,375	2,444,463
5.95%, 04/01/49(c)	4,250	4,013,804
6.25%, 04/15/35	2,120	2,218,684
6.25%, 10/02/43	6,765	6,690,429
6.60%, 04/01/36	5,230	5,598,354
6.75%, 04/01/46	3,517	3,657,212
6.80%, 10/01/27	5,376	5,524,437
General Motors Financial Co, Inc., 4.75%, 04/06/29	2,325	2,330,899
General Motors Financial Co., Inc.
2.35%, 01/08/31	4,250	3,803,669
2.40%, 04/10/28	5,620	5,402,889
2.40%, 10/15/28	5,412	5,143,349
2.70%, 08/20/27	3,844	3,758,280
2.70%, 06/10/31	5,405	4,864,757
3.10%, 01/12/32	4,542	4,103,475
3.60%, 06/21/30	4,181	3,993,536
Security	Par (000)	Value
Auto Manufacturers (continued)
3.85%, 01/05/28	$2,859	$2,832,929
4.20%, 10/27/28	2,845	2,821,351
4.30%, 04/06/29	4,630	4,585,410
4.60%, 01/08/31	1,810	1,788,529
4.90%, 10/06/29	3,685	3,708,342
5.00%, 07/15/27	3,605	3,627,531
5.05%, 04/04/28	3,470	3,500,684
5.35%, 07/15/27	1,910	1,928,950
5.35%, 01/07/30	3,175	3,237,936
5.40%, 05/08/27	4,165	4,208,300
5.45%, 07/15/30	6,465	6,622,433
5.45%, 09/06/34	3,235	3,237,233
5.45%, 01/08/36(c)	2,610	2,591,310
5.55%, 07/15/29	4,470	4,581,109
5.60%, 06/18/31	2,875	2,955,554
5.63%, 04/04/32	2,965	3,041,297
5.65%, 01/17/29	2,789	2,853,774
5.75%, 02/08/31	3,355	3,468,567
5.80%, 06/23/28	3,495	3,578,806
5.80%, 01/07/29	5,040	5,185,522
5.85%, 04/06/30	3,850	3,993,791
5.90%, 01/07/35	4,160	4,266,244
5.95%, 04/04/34	5,560	5,752,116
6.00%, 01/09/28	5,090	5,201,553
6.10%, 01/07/34	6,642	6,932,422
6.15%, 07/15/35(c)	3,105	3,232,930
6.40%, 01/09/33	4,148	4,411,430
Honda Motor Co. Ltd.
2.97%, 03/10/32	3,830	3,434,543
4.44%, 07/08/28	3,820	3,811,647
4.69%, 07/08/30	4,645	4,623,518
5.34%, 07/08/35(c)	4,040	4,036,732
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	7,079	8,204,795
PACCAR Financial Corp.
3.90%, 02/05/29	1,515	1,504,583
4.00%, 08/08/28	1,465	1,462,537
4.00%, 09/26/29	1,850	1,841,116
4.25%, 06/23/27	1,945	1,950,303
4.45%, 08/06/27	3,000	3,017,350
4.55%, 03/03/28	2,345	2,364,032
4.55%, 05/08/30	2,195	2,212,534
4.60%, 01/10/28	1,895	1,910,173
4.60%, 01/31/29(c)	1,925	1,948,406
4.95%, 08/10/28	1,080	1,098,183
5.00%, 05/13/27	3,320	3,352,692
5.00%, 03/22/34	1,110	1,123,867
Series R, 4.00%, 11/07/28	1,415	1,409,041
Toyota Motor Corp.
2.36%, 03/25/31	2,505	2,273,521
2.76%, 07/02/29	2,188	2,086,417
3.67%, 07/20/28	2,945	2,915,179
4.19%, 06/30/27	2,430	2,433,451
4.45%, 06/30/30	1,075	1,076,811
5.05%, 06/30/35	1,725	1,746,868
5.12%, 07/13/28	2,848	2,901,890
5.12%, 07/13/33	1,590	1,629,063
Toyota Motor Credit Corp.
1.15%, 08/13/27	2,727	2,628,677
1.65%, 01/10/31	3,190	2,806,340
1.90%, 04/06/28	3,654	3,504,592

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
1.90%, 09/12/31	$2,355	$2,055,451
2.15%, 02/13/30	4,224	3,891,936
2.40%, 01/13/32	1,515	1,347,600
3.05%, 01/11/28	2,365	2,323,305
3.38%, 04/01/30	4,769	4,586,446
3.65%, 01/08/29	4,245	4,179,599
4.05%, 09/05/28	3,290	3,278,910
4.35%, 10/08/27	5,600	5,618,899
4.45%, 06/29/29	3,740	3,751,295
4.50%, 05/14/27	4,145	4,163,129
4.55%, 09/20/27	4,085	4,109,512
4.55%, 08/09/29	4,240	4,263,392
4.55%, 05/17/30	3,415	3,428,898
4.60%, 10/10/31	3,205	3,208,240
4.63%, 01/12/28	4,605	4,645,332
4.65%, 01/05/29	2,570	2,593,958
4.65%, 09/03/32	2,970	2,954,981
4.70%, 01/12/33	2,535	2,529,583
4.80%, 05/15/30	3,510	3,553,976
4.80%, 01/05/34	2,850	2,842,832
4.95%, 01/09/30	2,915	2,965,941
5.05%, 05/16/29	4,075	4,158,753
5.10%, 03/21/31	3,220	3,300,627
5.25%, 09/11/28	2,065	2,111,257
5.35%, 01/09/35	3,300	3,380,955
5.45%, 11/10/27	3,380	3,444,195
5.55%, 11/20/30	5,250	5,472,944
Series B, 3.75%, 01/12/28	3,340	3,321,087
Series B, 4.05%, 03/13/29	3,960	3,933,182
Series B, 4.20%, 01/10/31(c)	2,800	2,767,862
Series B, 4.60%, 03/11/33	3,810	3,757,657
Series B, 4.80%, 01/11/36(c)	2,820	2,769,071
		682,152,998
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	7,035	4,226,150
4.15%, 05/01/52	4,685	3,410,094
BorgWarner, Inc.
2.65%, 07/01/27	6,123	6,002,355
4.38%, 03/15/45	3,710	3,028,600
4.95%, 08/15/29	2,635	2,667,486
5.40%, 08/15/34	1,405	1,425,727
Lear Corp.
2.60%, 01/15/32	1,565	1,382,542
3.50%, 05/30/30	1,980	1,882,590
3.55%, 01/15/52	2,500	1,641,420
3.80%, 09/15/27	3,069	3,041,664
4.25%, 05/15/29	2,170	2,141,104
5.25%, 05/15/49(c)	3,470	3,075,643
Magna International, Inc.
2.45%, 06/15/30	2,553	2,348,802
5.05%, 03/14/29	2,655	2,693,140
5.50%, 03/21/33	2,120	2,179,065
5.88%, 06/01/35	585	608,485
		41,754,867
Banks — 5.3%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	515	526,968
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	$3,360	$3,352,637
4.62%, 12/16/29	3,620	3,661,188
4.90%, 07/16/27	3,505	3,538,689
Series A, 3.92%, 12/08/28	2,355	2,338,281
Series A, 4.36%, 06/18/28	2,790	2,799,549
Banco Bilbao Vizcaya, 4.97%, 05/08/31	3,200	3,200,000
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	3,670	3,626,936
5.13%, 03/03/36	3,600	3,495,223
5.38%, 03/13/29	3,520	3,604,115
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	4,250	4,422,604
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	3,740	3,820,100
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	3,190	3,622,757
Banco Santander SA
2.75%, 12/03/30	5,670	5,124,852
2.96%, 03/25/31	3,990	3,655,033
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	4,860	4,369,668
3.31%, 06/27/29	5,162	4,977,741
3.49%, 05/28/30	6,773	6,453,773
3.80%, 02/23/28	4,464	4,407,041
4.38%, 04/12/28	5,224	5,206,314
4.55%, 11/06/30	2,820	2,781,274
4.60%, 04/15/29	3,000	2,992,800
4.87%, 04/15/31	3,000	2,986,908
5.13%, 11/06/35	5,250	5,127,400
5.29%, 08/18/27	6,503	6,569,057
5.37%, 07/15/28, (1-year CMT + 0.95%)(a)	6,990	7,058,135
5.44%, 07/15/31	5,990	6,165,677
5.44%, 04/15/36	3,000	2,981,433
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	3,970	4,059,447
5.57%, 01/17/30	2,690	2,758,962
5.59%, 08/08/28	7,220	7,378,593
6.03%, 01/17/35	4,090	4,278,398
6.35%, 03/14/34	5,460	5,761,638
6.61%, 11/07/28	3,630	3,812,284
6.92%, 08/08/33	8,405	9,101,550
6.94%, 11/07/33	6,550	7,335,402
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	14,585	13,023,344
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	13,211	11,721,307
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	13,385	12,740,440
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	17,685	15,650,356
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	10,115	8,790,500
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	17,830	16,507,314
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	13,435	11,990,900
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	16,039	14,820,296
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	23,252	16,731,013
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	22,264	20,191,344
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	5,919	3,636,258
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	8,218	7,767,927
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	18,580	16,812,591
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	9,970	6,310,834
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	9,054	8,680,044
3.25%, 10/21/27	12,180	12,029,053
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	16,800	12,876,069

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	$26,402	$25,969,528
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(a)	9,911	9,810,746
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	7,045	6,535,454
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	7,100	5,480,312
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(a)	12,055	11,949,818
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	11,173	11,005,617
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	7,329	6,374,686
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	24,675	19,195,490
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	9,783	8,917,811
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(a)	11,254	11,193,885
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	12,651	10,289,253
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	9,870	8,235,446
4.46%, 02/06/32, (1-day SOFR + 0.87%)(a)	13,250	13,065,424
4.48%, 04/23/30, (1-day SOFR + 0.87%)(a)	15,650	15,601,069
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	19,300	18,965,626
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	13,345	13,377,635
4.70%, 04/23/32, (1-day SOFR + 1.04%)(a)	15,650	15,588,188
4.88%, 04/01/44	3,053	2,796,939
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	12,905	12,986,297
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	12,075	12,170,077
5.00%, 01/21/44	10,100	9,416,120
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	21,100	21,224,017
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)	16,050	15,797,966
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)	12,480	12,705,847
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	9,350	9,474,572
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	26,470	26,856,888
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	11,640	11,679,812
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	12,715	12,978,455
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	23,900	24,414,044
5.49%, 04/23/37, (1-day SOFR + 1.57%)(a)	6,110	6,065,359
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	16,565	16,915,813
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	16,780	16,888,743
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	13,230	13,473,758
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	16,415	16,884,830
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	17,440	18,287,892
5.88%, 02/07/42	7,822	8,051,726
6.11%, 01/29/37	6,332	6,646,433
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	9,649	9,901,583
7.75%, 05/14/38	8,024	9,579,041
Series L, 4.18%, 11/25/27	8,753	8,732,791
Series L, 4.75%, 04/21/45(c)	3,087	2,694,538
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	10,861	9,871,201
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	5,810	4,044,657
Bank of America N.A., 6.00%, 10/15/36	6,568	6,934,392
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	4,400	3,934,720
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	5,766	5,669,538
Security	Par (000)	Value
Banks (continued)
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	$3,665	$3,648,916
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)	4,845	4,783,269
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	3,535	3,544,218
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	3,650	3,682,624
5.20%, 02/01/28	5,690	5,773,454
5.37%, 06/04/27(c)	3,795	3,840,313
5.51%, 06/04/31	5,935	6,161,728
5.72%, 09/25/28	5,270	5,421,914
Series H, 4.70%, 09/14/27	4,775	4,800,578
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)	3,375	3,355,015
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	3,455	3,406,918
Bank of New York Mellon (The), 4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	2,960	2,983,641
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	2,910	2,755,989
1.65%, 01/28/31	3,617	3,196,815
1.80%, 07/28/31	3,150	2,746,920
2.50%, 01/26/32	2,705	2,445,252
3.00%, 10/30/28	2,799	2,710,668
3.25%, 05/16/27	5,247	5,208,439
3.30%, 08/23/29	4,454	4,294,234
3.40%, 01/29/28	4,639	4,585,532
3.85%, 04/28/28	4,955	4,933,474
3.85%, 04/26/29	2,730	2,704,181
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	3,587	3,577,262
4.03%, 01/22/30, (1-day SOFR + 0.63%)(a)	3,580	3,542,397
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	3,822	3,723,295
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	3,270	3,276,940
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	3,580	3,593,786
4.54%, 04/23/32, (1-day SOFR + 0.90%)(a)	3,250	3,237,255
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	2,355	2,363,996
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	3,680	3,642,378
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	3,165	3,187,149
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	4,505	4,561,016
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	4,780	4,786,333
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	4,655	4,722,486
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	5,290	5,388,846
5.09%, 04/23/37, (1-day SOFR + 1.18%)(a)	2,820	2,797,718
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	4,965	5,029,401
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	3,630	3,670,854
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	3,860	3,907,657
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	2,440	2,483,764
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	4,754	4,857,515
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	6,850	7,240,124
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	4,440	4,637,084
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	5,270	5,754,490
Series J, 1.90%, 01/25/29	2,383	2,236,988
Bank of Nova Scotia(The)
2.15%, 08/01/31	3,281	2,902,770
2.45%, 02/02/32	4,025	3,575,146
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	3,835	3,814,611
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	4,370	4,334,695
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	3,685	3,633,908
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	3,900	3,897,744

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	$5,557	$5,327,616
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	2,770	2,764,870
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	4,130	4,079,472
4.85%, 02/01/30	6,515	6,593,248
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	5,330	5,376,864
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	4,330	4,406,464
5.25%, 06/12/28	3,124	3,186,834
5.40%, 06/04/27	4,430	4,483,933
5.45%, 08/01/29	3,970	4,089,492
5.65%, 02/01/34	3,645	3,803,498
BankUnited, Inc., 5.13%, 06/11/30	1,359	1,357,151
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	4,149	3,809,503
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	4,800	4,318,724
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	5,613	5,017,664
3.33%, 11/24/42, (1-year CMT + 1.30%)(a)	5,735	4,262,143
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	5,015	4,685,992
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)	4,808	3,747,223
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)	5,210	5,135,597
4.34%, 01/10/28	6,780	6,762,159
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	6,870	6,832,979
4.52%, 02/24/32, (1-day SOFR + 1.14%)(a)	5,050	4,944,654
4.84%, 05/09/28	10,018	10,027,383
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	2,250	2,257,819
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	6,070	6,095,979
4.95%, 01/10/47	7,600	6,771,139
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	8,970	9,023,828
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	7,350	7,413,505
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(a)	7,083	7,111,937
5.21%, 02/24/37, (1-day SOFR + 1.51%)(a)	5,585	5,418,087
5.25%, 08/17/45	7,408	6,893,118
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	8,775	8,713,096
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	8,600	8,757,276
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	8,725	8,820,863
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	7,200	7,386,881
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	4,545	4,677,461
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	8,950	9,116,363
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)	5,680	5,623,367
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(c)	1,990	2,036,438
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	8,445	8,907,010
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	3,335	3,470,599
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	6,410	6,939,802
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	6,385	6,961,199
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	6,116	6,357,870
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	8,690	9,728,817
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(c)	2,755	2,716,703
4.95%, 02/15/36	2,855	2,770,346
5.00%, 12/06/34	2,245	2,217,376
BOKF N.A., 6.11%, 11/06/40, (5-year CMT + 2.00%)(a)	90	91,600
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	4,570	4,296,991
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)	3,360	3,352,511
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	5,075	5,035,451
Security	Par (000)	Value
Banks (continued)
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	$4,745	$4,713,012
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	3,515	3,519,519
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	4,795	4,830,222
5.00%, 04/28/28	5,595	5,664,396
5.24%, 06/28/27	3,685	3,728,174
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	4,155	4,242,478
5.26%, 04/08/29	4,930	5,043,223
5.99%, 10/03/28	3,235	3,347,754
6.09%, 10/03/33	4,120	4,399,839
Capital One NA
2.70%, 02/06/30	3,448	3,230,831
4.65%, 09/13/28	4,397	4,410,049
Citibank N.A.
4.58%, 05/29/27	11,830	11,890,855
4.84%, 08/06/29	8,990	9,103,831
4.91%, 05/29/30	8,885	9,022,161
5.57%, 04/30/34	6,840	7,105,889
5.80%, 09/29/28	7,415	7,681,688
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	10,490	9,291,519
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	16,510	14,832,809
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	17,870	16,419,916
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	11,552	10,742,852
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)	7,305	5,266,155
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	10,507	9,935,084
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	15,610	14,145,190
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)	9,763	9,628,146
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(a)	10,810	10,709,002
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	13,090	12,309,696
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	6,006	5,184,576
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	10,059	9,882,566
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)	10,086	10,009,673
4.13%, 07/25/28	9,279	9,203,079
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(a)	5,954	4,841,334
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	16,159	15,981,914
4.45%, 09/29/27	16,177	16,185,136
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	14,505	14,352,821
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	13,350	13,296,430
4.64%, 05/07/28, (1-day SOFR + 1.14%)(a)	10,965	10,986,213
4.65%, 07/30/45	6,170	5,397,390
4.65%, 07/23/48	11,828	10,270,480
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	5,520	5,533,811
4.75%, 05/18/46	9,753	8,250,346
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	9,075	9,117,761
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	6,130	6,111,817
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	9,535	9,600,007
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	10,705	10,865,942
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	15,895	15,740,881
5.30%, 05/06/44	5,190	4,811,648
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	7,687	7,475,757
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	15,760	15,824,700
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	3,490	3,435,737
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	12,800	12,982,693
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	1,720	1,746,415

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)	$7,910	$7,629,207
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	9,845	10,018,364
5.88%, 02/22/33	2,912	3,032,712
5.88%, 01/30/42	5,449	5,568,312
6.00%, 10/31/33	8,510	8,895,926
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	8,200	8,412,834
6.13%, 08/25/36	4,118	4,276,060
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	9,040	9,409,867
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	13,070	13,976,273
6.63%, 01/15/28	5,787	6,012,638
6.63%, 06/15/32	6,155	6,695,256
6.68%, 09/13/43	5,484	5,870,372
8.13%, 07/15/39	9,923	12,413,401
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)	3,948	3,952,642
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(a)	2,020	2,005,597
Citizens Financial Group, Inc.
2.50%, 02/06/30	1,601	1,473,074
2.64%, 09/30/32	2,952	2,531,324
3.25%, 04/30/30	5,083	4,811,257
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	3,120	3,158,245
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	395	391,472
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	1,880	1,876,077
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	5,755	5,927,327
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	1,230	1,265,227
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	2,680	2,880,204
Commonwealth Bank of Australia, 4.15%, 10/01/30	2,655	2,631,663
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	3,750	3,768,079
Commonwealth Bank of Australia/New York NY, Series C, 4.36%, 03/27/29	3,195	3,202,213
Cooperatieve Rabobank UA
5.25%, 05/24/41	7,196	7,047,289
5.25%, 08/04/45	6,005	5,532,931
5.75%, 12/01/43	6,020	5,867,043
Cooperatieve Rabobank UA/NY
3.74%, 01/14/28	2,630	2,613,085
3.96%, 10/17/28	2,900	2,883,190
4.16%, 01/14/31	1,810	1,783,697
4.32%, 04/01/29	2,080	2,081,846
4.37%, 05/27/27	2,730	2,736,072
4.49%, 10/17/29	4,140	4,162,643
4.80%, 01/09/29	1,560	1,580,040
4.88%, 01/21/28	2,620	2,654,295
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	3,354	3,051,279
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	7,897	7,444,472
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	6,225	5,782,241
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	5,875	5,356,388
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)	1,735	1,709,231
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)	5,060	4,982,185
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	4,215	4,199,000
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	6,160	6,138,448
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	5,260	5,279,654
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)(c)	2,430	2,427,969
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	4,140	4,181,954
5.37%, 09/09/27	3,464	3,516,747
Security	Par (000)	Value
Banks (continued)
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	$3,670	$3,710,353
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	4,770	4,760,006
5.41%, 05/10/29	4,615	4,732,395
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	910	926,843
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	5,745	5,939,431
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	6,610	6,932,723
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	6,350	6,828,422
Fifth Third Bancorp
2.55%, 05/05/27	4,264	4,192,618
3.95%, 03/14/28	3,840	3,811,502
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	2,481	2,395,426
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	3,015	2,967,844
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(a)	5,055	5,051,065
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	4,010	4,022,591
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)	2,480	2,421,213
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	5,015	5,168,007
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	3,400	3,521,607
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	4,685	4,808,462
8.25%, 03/01/38	5,257	6,337,450
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	1,895	1,898,957
Fifth Third Financial Corp.
4.00%, 02/01/29	2,761	2,721,885
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	3,880	4,001,087
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(a)	1,650	1,598,939
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	250	248,697
5.60%, 09/05/35, (5-year CMT + 1.85%)(a)	10	9,775
6.25%, 03/12/40, (5-year CMT + 1.97%)(a)	205	201,297
First Horizon Bank, 5.75%, 05/01/30	1,636	1,670,328
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,940	1,987,521
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	655	661,065
Goldman Sachs Capital I, 6.35%, 02/15/34	6,053	6,341,151
Goldman Sachs Group, Inc.
4.59%, 04/20/30, (1-day SOFR + 0.99%)(a)	13,050	13,019,164
5.09%, 04/20/34, (1-day SOFR + 1.34%)(a)	13,090	13,056,776
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	16,805	14,784,315
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	14,077	12,463,792
2.60%, 02/07/30	11,851	11,043,852
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	16,930	15,237,990
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	14,465	12,874,502
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	7,605	5,428,165
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	24,705	22,369,043
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	10,603	7,924,781
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	10,030	7,581,943
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(a)	12,092	11,987,419
3.80%, 03/15/30	10,547	10,250,512
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	12,079	11,906,696
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(a)	12,311	10,750,877
4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	24,630	24,450,448
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	11,755	11,629,289

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	$15,426	$15,327,958
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	12,515	12,278,323
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	7,523	6,771,037
4.48%, 08/23/28, (1-day SOFR + 1.73%)(a)	11,205	11,207,305
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	24,925	24,555,646
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	8,220	8,221,096
4.75%, 10/21/45	10,764	9,346,591
4.80%, 07/08/44	8,204	7,289,315
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	12,960	12,581,022
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	15,905	15,624,682
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	16,545	16,730,454
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	19,210	18,776,678
5.15%, 05/22/45	10,212	9,252,305
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	8,195	8,324,045
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	11,920	12,117,774
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	14,180	14,244,485
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	10,495	10,208,455
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	15,360	15,593,755
5.54%, 01/21/47, (1-day SOFR + 1.32%)(a)	24,515	23,417,854
5.56%, 11/19/45, (1-day SOFR + 1.58%)(a)	6,700	6,442,398
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	10,866	11,190,507
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	15,770	15,374,660
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	13,390	13,892,182
6.13%, 02/15/33(c)	9,048	9,731,743
6.25%, 02/01/41	12,315	13,012,946
6.45%, 05/01/36	4,509	4,804,595
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	13,260	13,833,402
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	4,295	4,665,184
6.75%, 10/01/37	23,701	25,731,432
HSBC Bank USA N.A
5.63%, 08/15/35	1,915	1,957,309
5.88%, 11/01/34	2,745	2,861,231
7.00%, 01/15/39	4,935	5,520,499
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(a)	6,170	5,961,005
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	7,360	6,977,705
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	7,418	6,711,426
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	14,150	12,798,457
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	7,318	6,776,231
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	8,230	7,396,891
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	13,815	13,524,723
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)	6,470	6,424,553
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	13,867	13,856,136
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	10,740	10,638,130
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)	6,780	6,700,215
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	12,035	12,059,868
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	7,910	7,723,451
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	7,530	7,568,358
4.95%, 03/31/30	11,670	11,817,743
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	6,230	6,280,402
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	6,735	6,817,621
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	10,590	10,399,669
5.21%, 08/11/28, (1-day SOFR + 2.61%)(a)	6,305	6,356,683
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	10,265	10,414,310
5.25%, 03/14/44(c)	6,799	6,390,089
5.28%, 03/10/37, (1-day SOFR + 1.55%)(a)	11,640	11,478,720
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	9,040	9,201,967
Security	Par (000)	Value
Banks (continued)
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	$11,345	$11,539,383
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	11,660	11,752,362
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	6,875	7,032,851
5.60%, 05/17/28, (1-day SOFR + 1.06%)(a)	7,350	7,432,633
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	7,360	7,559,251
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	6,835	7,080,630
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)	3,900	3,919,517
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	9,410	9,705,574
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	7,890	8,026,382
6.10%, 01/14/42	3,967	4,178,033
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	9,240	9,500,168
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	10,535	11,194,049
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)	12,350	13,051,571
6.50%, 05/02/36	6,117	6,486,597
6.50%, 09/15/37	11,652	12,404,351
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	5,960	6,311,997
6.80%, 06/01/38	5,480	5,922,795
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	10,510	10,933,445
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	7,520	8,345,366
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	9,230	10,596,161
HSBC USA, Inc., 4.65%, 06/03/28	4,660	4,690,519
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	2,705	2,329,404
2.55%, 02/04/30	4,202	3,892,937
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	3,370	3,366,675
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)	4,595	4,541,131
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	1,789	1,780,246
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	3,060	3,107,225
5.61%, 01/28/41, (5-year CMT + 1.35%)(a)	1,840	1,797,631
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	5,860	6,002,675
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	2,935	2,990,500
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	5,010	5,184,415
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(a)	4,000	4,000,338
5.65%, 01/10/30	5,150	5,321,721
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(a)	30	32,041
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,080	2,060,313
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	4,308	3,908,695
4.05%, 04/09/29	5,705	5,637,759
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	4,495	4,340,294
4.55%, 10/02/28	5,711	5,722,437
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	3,760	3,785,364
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	4,550	4,599,169
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	6,195	6,320,589
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(a)	4,470	4,468,153
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	3,425	3,475,405
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	6,615	6,735,356
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	5,850	6,193,068
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(a)	4,400	4,381,252
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	8,105	7,142,552
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	17,160	15,140,370

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	$10,641	$10,137,151
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)	9,345	9,127,137
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	14,126	13,065,342
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(a)	10,630	7,447,459
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	15,780	14,038,343
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	13,769	12,460,685
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	20,501	19,302,417
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	10,101	9,421,756
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	16,080	14,596,428
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	9,998	7,626,158
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	12,370	8,122,576
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(a)	9,329	7,025,416
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	15,570	10,553,474
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	9,143	9,009,542
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(a)	11,540	11,443,009
3.63%, 12/01/27	6,551	6,486,730
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	15,121	14,764,777
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	12,951	11,386,768
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	10,768	8,267,259
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	17,910	13,955,480
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)	10,024	9,944,797
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	9,431	7,431,724
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	12,287	12,210,097
4.25%, 10/01/27	7,573	7,577,534
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	8,660	8,516,290
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	11,679	9,565,187
4.35%, 01/22/32, (1-day SOFR + 0.84%)(a)	13,970	13,752,770
4.41%, 04/23/30, (1-day SOFR + 0.82%)(a)	13,050	12,995,798
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	11,076	11,062,336
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	13,710	13,667,133
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	7,165	7,172,266
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	7,666	7,669,391
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	6,730	6,638,384
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	11,485	11,501,823
4.62%, 04/23/32, (1-day SOFR + 0.99%)(a)	13,100	13,036,577
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	14,965	14,535,274
4.85%, 07/25/28, (1-day SOFR + 1.99%)(a)	12,100	12,162,830
4.85%, 02/01/44	6,751	6,142,350
4.90%, 01/22/37, (1-day SOFR + 1.07%)(a)	13,990	13,636,692
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	16,070	16,102,316
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	10,395	10,480,401
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	10,200	10,078,066
4.95%, 06/01/45	8,491	7,737,257
Security	Par (000)	Value
Banks (continued)
4.98%, 07/22/28, (1-day SOFR + 0.93%)(a)	$9,875	$9,939,423
5.00%, 07/22/30, (1-day SOFR + 1.13%)(a)	10,775	10,908,125
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	8,705	8,807,148
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)	10,545	10,743,348
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	14,655	14,910,043
5.15%, 04/23/37, (1-day SOFR + 1.26%)(a)	15,040	14,958,967
5.19%, 02/05/37, (1-day SOFR + 1.30%)(a)	12,135	11,914,416
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	21,730	21,944,626
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	12,540	12,747,888
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	10,255	10,404,555
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	17,830	18,201,761
5.40%, 01/06/42	8,129	8,008,059
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	10,270	10,506,676
5.50%, 10/15/40	4,509	4,593,902
5.53%, 11/29/45, (1-day SOFR + 1.55%)(a)	9,200	9,093,233
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	13,649	14,039,557
5.58%, 04/22/30, (1-day SOFR + 1.16%)(a)	9,130	9,389,543
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	16,010	16,276,293
5.60%, 07/15/41	8,285	8,376,022
5.63%, 08/16/43	6,848	6,819,375
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	17,365	18,012,167
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	15,305	15,949,366
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	8,800	9,121,542
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	13,945	14,968,345
6.40%, 05/15/38	12,701	13,996,124
8.75%, 09/01/30	4,619	5,350,233
Keybank National Association
3.90%, 04/13/29	2,303	2,253,140
4.39%, 12/14/27	1,535	1,532,936
4.90%, 08/08/32	3,320	3,258,782
5.00%, 01/26/33	4,948	4,894,925
5.85%, 11/15/27(c)	4,898	4,991,355
6.95%, 02/01/28	810	840,273
KeyCorp
2.55%, 10/01/29	4,111	3,849,609
4.10%, 04/30/28	3,301	3,278,777
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	2,903	2,844,961
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)	740	747,169
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	3,645	3,580,377
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	4,130	4,390,352
Korea Development Bank (The), 1.63%, 01/19/31	3,620	3,218,559
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,782	6,947,381
0.00%, 06/29/37(c)(d)	14,383	8,716,478
0.75%, 09/30/30	5,994	5,211,307
1.75%, 09/14/29	10,696	9,961,695
2.88%, 04/03/28	12,122	11,892,948
3.00%, 05/20/27	4,666	4,621,683
3.50%, 08/27/27	5,115	5,087,226
3.50%, 08/09/28	590	584,781
3.75%, 02/15/28	7,370	7,350,618
3.75%, 07/15/30	25,103	24,865,484
3.75%, 03/14/31(c)	294	290,403
3.88%, 06/15/28	8,908	8,903,720
4.00%, 06/28/27	889	889,872
4.00%, 03/15/29	10,001	10,022,417
4.13%, 07/15/33	17,442	17,312,938

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.38%, 02/28/34	$8,441	$8,491,097
4.63%, 03/18/30	11,193	11,451,998
4.75%, 10/29/30	6,034	6,214,656
Series GLOB, 3.88%, 05/15/28	1,300	1,299,386
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	8,858	7,758,582
3.63%, 10/08/30	1,125	1,106,388
3.88%, 09/28/27(c)	1,950	1,947,807
3.88%, 06/14/28	1,083	1,081,657
4.13%, 05/28/30	4,115	4,132,199
4.63%, 04/17/29	2,710	2,760,745
5.00%, 10/24/33	2,744	2,868,016
Series 37, 2.50%, 11/15/27	1,288	1,260,554
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	6,640	4,806,848
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	7,677	7,580,007
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)	2,970	2,941,520
4.34%, 01/09/48	7,269	5,836,436
4.38%, 03/22/28	5,023	5,017,697
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	5,850	5,763,501
4.55%, 08/16/28	6,093	6,106,327
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	4,620	4,649,341
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	7,940	7,666,902
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	3,265	3,259,539
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	5,840	5,890,898
5.30%, 12/01/45	4,409	4,045,566
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	5,660	5,765,820
5.67%, 02/10/47, (1-year CMT + 0.82%)(a)	3,570	3,466,487
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	10,820	11,155,659
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	5,010	5,170,716
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	2,765	2,831,807
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	750	767,825
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	4,675	5,332,247
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	2,885	2,884,233
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	1,890	1,896,584
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	4,865	4,822,283
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	3,020	3,056,286
5.30%, 04/18/36, (5-year CMT + 1.38%)(a)	1,225	1,214,580
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	3,950	3,935,017
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	1,095	1,095,409
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)	5,130	5,375,584
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	4,035	4,299,595
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,235	2,202,522
4.55%, 04/18/30, (1-day SOFR + 0.94%)(a)	1,500	1,496,111
4.70%, 01/27/28	5,520	5,549,636
4.76%, 07/06/28, (1-day SOFR + 0.95%)(a)	3,450	3,458,814
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	5,705	5,145,543
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	8,004	7,071,789
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	3,854	3,413,592
2.56%, 02/25/30	5,260	4,875,015
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	4,600	4,123,519
3.20%, 07/18/29	7,659	7,346,454
3.29%, 07/25/27	4,567	4,516,873
3.74%, 03/07/29	6,599	6,492,976
3.75%, 07/18/39	7,280	6,132,479
3.96%, 03/02/28	5,568	5,534,752
Security	Par (000)	Value
Banks (continued)
4.05%, 09/11/28	$4,236	$4,205,611
4.15%, 03/07/39	3,090	2,775,452
4.29%, 07/26/38(c)	2,880	2,660,318
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	3,565	3,446,600
4.51%, 01/14/32, (1-year CMT + 0.80%)(a)	5,380	5,298,875
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	4,885	4,828,934
4.59%, 04/18/30, (1-year CMT + 0.78%)(a)	1,600	1,600,596
4.85%, 04/21/32, (1-year CMT + 0.92%)(a)	1,390	1,388,403
5.02%, 07/20/28, (1-year CMT + 1.95%)(a)	6,060	6,099,064
5.06%, 01/14/37, (1-year CMT + 0.90%)(a)	6,960	6,823,893
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	6,985	7,024,786
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	3,580	3,632,778
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)	4,900	4,864,817
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	4,970	5,046,295
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	2,810	2,847,660
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	4,375	4,451,959
5.33%, 04/21/37, (1-year CMT + 1.02%)(a)	6,600	6,585,362
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	5,050	5,108,700
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	3,395	3,466,818
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	4,665	4,736,476
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	7,010	7,121,940
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	3,920	4,008,460
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	3,270	3,350,721
5.48%, 02/22/31, (1-year CMT + 1.53%)(a)	2,260	2,317,652
5.57%, 01/16/36, (1-year CMT + 0.95%)(a)	5,210	5,328,586
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	6,705	6,868,847
5.87%, 04/21/47, (1-year CMT + 0.98%)(a)	640	640,717
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	3,855	3,433,312
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	2,768	2,431,023
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	4,695	4,235,018
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	3,030	2,662,510
2.56%, 09/13/31	4,445	3,925,017
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)(c)	2,638	2,427,200
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)	2,540	2,398,030
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	3,217	3,073,489
3.17%, 09/11/27	4,883	4,807,955
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	2,550	2,456,803
4.02%, 03/05/28	5,980	5,948,011
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)	4,385	4,357,438
4.44%, 05/12/32, (1-year CMT + 0.70%)(a)	2,790	2,737,276
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	5,375	5,372,004
5.05%, 05/12/37, (1-year CMT + 0.85%)(a)	2,680	2,629,554
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	2,290	2,319,181
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	6,900	6,922,405
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	3,205	3,273,400
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	3,680	3,758,720
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	4,360	4,417,579
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	3,030	3,065,114
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	3,240	3,322,411
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	3,060	3,140,426
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	4,120	4,218,649
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	3,115	3,232,446
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	2,980	3,088,367
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	3,580	3,721,248

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	$4,630	$4,808,166
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	6,310	6,477,298
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	10,940	9,519,113
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	14,850	12,918,994
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	24,122	21,226,240
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	14,993	12,981,566
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	12,378	10,967,429
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	20,302	18,881,657
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	10,229	6,234,403
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	14,158	12,751,594
3.22%, 04/22/42, (1-day SOFR + 1.49%)(a)	9,280	7,026,333
3.59%, 07/22/28(a)	18,292	18,088,339
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	8,904	8,559,550
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(a)	11,084	10,944,876
3.97%, 07/22/38(a)	10,555	9,259,620
4.24%, 01/09/30, (1-day SOFR + 0.80%)(a)	10,215	10,109,305
4.30%, 01/27/45	11,864	9,884,216
4.38%, 01/22/47	10,205	8,435,435
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	9,833	9,785,219
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	6,120	5,637,808
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	10,790	10,614,168
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(a)	11,150	11,111,937
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	16,155	16,123,900
4.71%, 03/12/32, (1-day SOFR + 1.20%)(a)	13,715	13,604,546
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(a)	8,005	7,985,762
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	7,735	7,707,782
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	6,305	6,357,470
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	7,965	8,054,760
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	19,230	18,871,224
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	13,025	13,154,247
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	9,560	9,664,477
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	9,175	9,296,201
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	10,935	11,104,199
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	12,655	12,859,692
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	16,995	17,164,489
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(a)	16,735	16,652,635
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	8,760	8,759,704
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	4,195	4,084,414
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	15,645	15,756,986
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	9,925	10,118,770
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	9,210	9,380,451
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	15,845	16,130,237
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	13,670	13,001,448
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	12,595	12,912,673
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	9,550	9,232,255
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	13,300	13,662,763
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	13,345	13,701,503
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	15,345	15,936,141
5.90%, 03/13/47, (1-day SOFR + 1.78%)(a)	13,375	13,388,301
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	9,930	10,209,372
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	6,150	6,334,082
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	7,263	7,449,228
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	7,450	7,974,234
6.38%, 07/24/42	9,510	10,236,087
Security	Par (000)	Value
Banks (continued)
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	$5,485	$5,715,858
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	8,650	9,443,726
7.25%, 04/01/32	6,974	7,907,747
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	5,460	5,401,343
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	7,485	7,340,637
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	13,480	13,054,953
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)	5,085	5,113,675
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	11,765	11,874,964
5.50%, 05/26/28, (1-day SOFR + 0.87%)(a)	10,640	10,758,160
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(a)	10,850	10,810,709
4.21%, 02/08/30, (1-day SOFR + 0.76%)(a)	9,870	9,762,062
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	9,735	9,731,699
4.47%, 11/19/31, (1-day SOFR + 1.02%)(a)	12,780	12,601,048
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	12,605	12,584,783
National Australia Bank Ltd./New York
3.85%, 12/13/28	2,500	2,477,673
3.91%, 06/09/27	1,395	1,392,371
4.15%, 01/13/31(c)	2,150	2,125,717
4.31%, 06/13/28	3,620	3,628,303
4.50%, 10/26/27	3,715	3,733,895
4.53%, 06/13/30	3,905	3,925,533
4.79%, 01/10/29	4,960	5,036,595
4.90%, 06/13/28	3,670	3,720,481
4.90%, 01/14/30	3,320	3,384,568
4.94%, 01/12/28	5,330	5,398,083
5.09%, 06/11/27	4,050	4,094,815
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	3,170	3,154,350
4.50%, 10/10/29	4,695	4,691,483
5.60%, 12/18/28	4,530	4,663,017
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	4,348	3,974,122
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)	6,802	6,705,257
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	5,204	5,176,470
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	8,720	8,774,518
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	5,660	5,709,675
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	6,620	6,691,748
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	6,435	6,509,777
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	4,580	4,646,171
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	5,845	6,061,407
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	3,890	3,998,035
5.91%, 03/03/47, (1-year CMT + 1.30%)(a)	3,400	3,295,676
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	4,680	4,929,606
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	3,800	3,934,239
Northern Trust Corp.
1.95%, 05/01/30	5,336	4,865,559
3.15%, 05/03/29	3,012	2,919,395
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	3,726	3,676,302
3.65%, 08/03/28	2,195	2,172,700
4.00%, 05/10/27	12,700	12,691,857
4.15%, 11/19/30	1,570	1,557,108

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.12%, 11/19/40, (5-year CMT + 1.05%)(a)	$2,225	$2,175,476
6.13%, 11/02/32	3,871	4,146,980
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	1,756	1,747,967
3.75%, 09/05/29	3,160	3,133,598
3.75%, 09/10/30	980	968,278
3.75%, 01/15/31	630	621,979
4.00%, 05/28/28	1,646	1,647,251
4.13%, 01/18/29(c)	4,825	4,844,242
4.25%, 03/01/28	2,041	2,051,062
4.50%, 01/24/30	5,455	5,540,422
4.75%, 05/21/27	5,330	5,371,223
Old National Bancorp/IN, 5.77%, 02/15/36, (3-mo. CME Term SOFR + 2.20%)(a)	70	69,865
Pinnacle Bank/Nashville, 5.63%, 02/15/28	1,985	1,999,066
Pinnacle Financial Partners, Inc., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	665	681,690
PNC Bank N.A.
2.70%, 10/22/29	4,467	4,203,317
3.10%, 10/25/27	5,043	4,966,346
3.25%, 01/22/28	3,714	3,656,900
4.05%, 07/26/28	7,353	7,294,137
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	5,550	5,551,465
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	5,193	4,638,316
2.55%, 01/22/30	9,900	9,239,813
3.15%, 05/19/27	4,422	4,378,812
3.45%, 04/23/29	8,990	8,780,980
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	390	387,891
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	3,997	3,886,093
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	6,510	6,503,616
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	6,000	6,045,168
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	7,050	7,064,519
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	4,615	4,709,163
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	4,755	4,824,026
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	6,485	6,517,302
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	4,900	4,970,330
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	5,180	5,079,001
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	7,925	8,140,113
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	6,700	6,861,274
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	6,300	6,436,212
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	4,500	4,637,342
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	4,355	4,573,925
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	6,440	6,804,436
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	10,355	11,446,153
Regions Bank/Birmingham, 6.45%, 06/26/37	2,865	3,001,691
Regions Financial Corp.
1.80%, 08/12/28	2,760	2,595,884
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	1,550	1,556,561
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	3,265	3,353,923
7.38%, 12/10/37	2,623	2,979,188
Royal Bank of Canada
2.30%, 11/03/31	8,205	7,332,002
3.63%, 05/04/27	5,594	5,569,503
3.88%, 05/04/32	4,580	4,411,507
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	3,930	3,904,345
4.24%, 08/03/27	6,319	6,327,539
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)(c)	5,050	4,966,081
Security	Par (000)	Value
Banks (continued)
4.40%, 04/17/30, (1-day SOFR + 0.84%)(a)	$5,425	$5,402,613
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	5,725	5,729,077
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	3,380	3,386,028
4.61%, 05/03/32, (1-day SOFR + 1.01%)(a)	5,475	5,441,546
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)	9,275	9,300,699
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	4,925	4,922,707
4.90%, 01/12/28	3,845	3,887,034
4.95%, 02/01/29	5,100	5,186,301
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	7,205	7,268,291
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	6,335	6,410,552
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)	4,695	4,752,035
5.00%, 02/01/33	8,440	8,528,614
5.00%, 05/02/33	4,485	4,535,129
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	8,390	8,530,903
5.15%, 02/01/34	5,905	6,041,364
5.20%, 08/01/28	5,250	5,348,519
6.00%, 11/01/27	6,685	6,858,458
Santander Holdings USA, Inc.
4.40%, 07/13/27	4,813	4,808,843
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	1,750	1,769,507
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	3,565	3,616,876
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	3,785	3,891,053
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	3,005	3,100,839
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	2,935	3,094,234
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	4,650	4,796,042
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	3,030	3,135,360
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	3,355	3,704,634
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	4,005	3,644,205
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	5,031	4,973,900
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	2,290	2,271,647
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	4,490	4,493,645
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)	3,950	3,821,445
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	5,655	5,818,161
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	3,635	3,749,165
Southstate Bank Corp., 7.00%, 06/13/35, (3-mo. CME Term SOFR + 3.19%)(a)	30	31,176
Standard Chartered Bank/New York, 4.85%, 12/03/27	485	489,233
State Street Bank & Trust Co., 4.78%, 11/23/29	4,085	4,143,830
State Street Corp.
2.20%, 03/03/31	4,165	3,734,119
2.40%, 01/24/30	4,033	3,782,222
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	2,595	2,317,414
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	2,375	2,231,370
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	3,021	2,880,155
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	2,448	2,436,484
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	3,560	3,435,644
4.33%, 10/22/27	5,980	5,994,897
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	2,510	2,459,434

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	$4,800	$4,819,662
4.54%, 02/28/28	4,140	4,164,910
4.56%, 04/23/32, (1-day SOFR + 0.91%)(a)	2,470	2,457,863
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	3,525	3,524,122
4.73%, 02/28/30	3,420	3,454,155
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	4,795	4,680,512
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	3,195	3,180,153
4.83%, 04/24/30	4,965	5,036,035
5.09%, 04/24/37, (1-day SOFR + 1.20%)(a)	2,470	2,448,384
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	3,165	3,168,770
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	4,255	4,309,909
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	4,580	4,730,757
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)	2,995	3,060,369
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	2,050	2,164,513
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	2,665	2,329,773
1.90%, 09/17/28	8,750	8,244,810
2.13%, 07/08/30	6,985	6,305,197
2.14%, 09/23/30	3,171	2,838,689
2.22%, 09/17/31	4,575	4,010,568
2.30%, 01/12/41	2,650	1,804,792
2.47%, 01/14/29	2,225	2,112,391
2.72%, 09/27/29	2,491	2,343,047
2.75%, 01/15/30	5,765	5,391,203
2.93%, 09/17/41	4,000	2,866,536
3.04%, 07/16/29	10,980	10,476,482
3.05%, 01/14/42	2,715	2,013,312
3.35%, 10/18/27	3,844	3,794,429
3.36%, 07/12/27	3,786	3,745,151
3.54%, 01/17/28	4,081	4,027,367
3.94%, 07/19/28	3,319	3,285,242
4.11%, 01/15/29	3,110	3,083,489
4.31%, 10/16/28	3,122	3,112,608
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	4,210	4,145,719
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	3,480	3,462,168
4.95%, 07/08/33, (1-day SOFR + 1.38%)(a)	1,800	1,795,336
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	5,300	5,200,076
5.24%, 04/15/30	2,510	2,561,429
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	3,070	3,072,679
5.32%, 07/09/29	3,625	3,702,062
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	2,200	2,144,990
5.42%, 07/09/31	4,480	4,597,855
5.45%, 01/15/32	3,130	3,219,235
5.52%, 01/13/28	8,570	8,724,126
5.56%, 07/09/34	5,800	5,955,540
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	10,210	9,899,535
5.63%, 01/15/35	4,500	4,642,398
5.71%, 01/13/30	6,320	6,538,612
5.72%, 09/14/28	4,930	5,062,605
5.77%, 01/13/33	8,215	8,563,368
5.78%, 07/13/33	3,105	3,236,308
5.80%, 07/13/28	3,150	3,237,836
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	1,540	1,500,607
5.81%, 09/14/33	4,120	4,313,347
5.84%, 07/09/44	3,345	3,321,430
5.85%, 07/13/30	3,010	3,133,864
6.18%, 07/13/43	2,260	2,378,307
Synchrony Bank, 5.63%, 08/23/27	2,927	2,954,289
Tabcorp Finance Pty. Ltd., 3.25%, 10/29/29	2,191	2,040,309
Texas Capital Bancshares, Inc., 5.30%, 02/27/32, (1-day SOFR + 1.94%)(a)	20	19,830
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank(The)
2.00%, 09/10/31	$4,513	$3,988,909
2.45%, 01/12/32	3,255	2,884,377
3.20%, 03/10/32	7,270	6,702,908
3.91%, 01/13/28	2,830	2,810,696
4.11%, 06/08/27	8,195	8,181,518
4.11%, 10/13/28	4,410	4,383,279
4.36%, 04/23/29	3,250	3,240,403
4.41%, 01/13/31	1,800	1,784,331
4.46%, 06/08/32	8,930	8,794,066
4.57%, 06/02/28	4,610	4,628,308
4.69%, 09/15/27	7,455	7,495,345
4.78%, 12/17/29	4,840	4,894,364
4.81%, 06/03/30	7,140	7,200,005
4.86%, 01/31/28	5,135	5,175,920
4.87%, 04/22/33	3,250	3,231,451
4.93%, 10/15/35	4,855	4,761,361
4.99%, 04/05/29	5,635	5,721,099
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	3,170	3,186,304
5.16%, 01/10/28	6,510	6,591,185
5.30%, 01/30/32	3,650	3,745,106
5.52%, 07/17/28	5,340	5,467,505
Truist Bank
2.25%, 03/11/30	6,325	5,771,267
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	4,750	4,703,450
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	5,160	5,156,254
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)	3,170	3,155,044
Truist Financial Corp.
1.13%, 08/03/27	4,312	4,147,012
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	5,485	5,198,503
1.95%, 06/05/30	4,260	3,854,961
3.88%, 03/19/29	4,916	4,826,640
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	3,065	3,054,127
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	3,210	3,177,526
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	5,460	5,498,348
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	4,610	4,514,936
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	5,300	5,118,649
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	5,935	6,004,210
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	8,305	8,299,068
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	4,105	4,158,682
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	5,125	5,243,847
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	9,525	9,802,354
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	8,575	8,923,703
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	3,958	4,188,583
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	6,235	6,614,890
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(a)	4,370	4,329,904
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(a)	4,400	4,342,565
U.S. Bancorp
1.38%, 07/22/30	8,928	7,866,313
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	6,255	5,430,624
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	5,088	4,533,979
3.00%, 07/30/29	6,599	6,305,744
3.90%, 04/26/28	6,469	6,429,750
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)	4,050	4,002,353
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	8,195	8,206,782
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	6,745	6,770,866
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	7,655	7,568,162
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	6,615	6,573,443

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	$4,850	$4,772,783
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	4,250	4,311,584
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	1,685	1,710,637
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	7,635	7,763,834
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	4,390	4,495,463
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	5,500	5,600,027
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	9,195	9,501,104
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	6,665	6,838,264
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	6,140	6,407,531
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	7,580	7,947,689
U.S. Bank NA/Cincinnati OH, 4.73%, 05/15/28, (1-day SOFR + 0.91%)(a)	3,050	3,060,226
UBS AG/London
4.50%, 06/26/48	4,320	3,664,659
5.65%, 09/11/28	6,235	6,425,826
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(a)	6,010	6,005,367
4.63%, 02/16/32, (1-day SOFR + 1.11%)(a)	6,000	5,989,146
7.50%, 02/15/28	460	486,234
UBS Group AG, 4.88%, 05/15/45	10,392	9,311,624
Wachovia Corp., 5.50%, 08/01/35	5,955	6,015,888
Webster Financial Corp., 4.10%, 03/25/29	1,185	1,158,731
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(a)	15,251	14,919,154
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	15,363	14,252,478
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	16,552	15,625,953
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	15,890	11,969,613
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	18,090	16,653,403
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(a)	14,864	14,737,878
3.90%, 05/01/45	10,630	8,352,263
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	10,225	10,118,339
4.15%, 01/24/29	14,547	14,472,204
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)	8,690	8,612,533
4.30%, 07/22/27	12,941	12,923,696
4.40%, 06/14/46	9,830	7,888,629
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	9,882	9,802,586
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)	16,135	13,346,150
4.65%, 11/04/44	9,913	8,347,144
4.75%, 12/07/46	9,300	7,848,284
4.81%, 07/25/28, (1-day SOFR + 1.98%)(a)	9,585	9,623,848
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	10,765	10,474,573
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	15,125	15,081,497
4.90%, 11/17/45	9,403	8,138,659
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)	15,970	15,551,606
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	13,195	13,309,898
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	25,820	22,838,582
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	18,110	18,421,474
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	12,795	13,012,498
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	14,575	14,542,937
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	9,370	9,551,613
5.38%, 02/07/35	4,670	4,779,250
5.38%, 11/02/43	9,478	8,875,353
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	14,690	14,936,393
5.43%, 01/23/47, (1-day SOFR + 1.23%)(a)	12,335	11,726,299
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	15,535	15,830,655
Security	Par (000)	Value
Banks (continued)
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	$22,259	$22,861,308
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	14,650	14,974,494
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	12,500	12,800,382
5.61%, 01/15/44	11,530	11,035,039
5.95%, 12/01/86	2,701	2,769,400
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	9,060	9,427,822
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	15,330	16,586,695
Series B, 7.95%, 11/15/29	2,919	3,222,334
Wells Fargo Bank NA
5.85%, 02/01/37	5,319	5,506,691
5.95%, 08/26/36	3,052	3,170,755
6.60%, 01/15/38	6,890	7,530,096
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(a)	30	29,620
Westpac Banking Corp.
1.95%, 11/20/28	5,555	5,254,569
2.15%, 06/03/31	5,345	4,797,770
2.65%, 01/16/30	3,564	3,364,543
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	6,844	6,167,419
2.96%, 11/16/40	5,548	4,103,118
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	6,180	5,530,590
3.13%, 11/18/41	5,534	4,070,575
3.40%, 01/25/28	4,895	4,838,403
4.04%, 08/26/27	2,406	2,404,671
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	5,828	5,692,819
4.35%, 07/01/30	3,365	3,367,429
4.42%, 07/24/39	4,781	4,283,682
5.05%, 04/16/29	3,440	3,521,148
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	3,290	3,339,918
5.46%, 11/18/27	6,077	6,198,031
5.54%, 11/17/28	5,135	5,300,710
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	6,260	6,347,952
6.82%, 11/17/33	3,060	3,345,162
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	1,016,091
Zions Bancorp N.A.
4.48%, 02/09/29, (1-day SOFR + 1.06%)(a)	1,250	1,243,154
4.70%, 08/18/28, (1-day SOFR + 1.16%)(a)	1,250	1,247,975
6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	1,260	1,314,745
		7,198,572,820
Beverages — 0.4%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	23,533	22,966,428
4.90%, 02/01/46	40,021	36,233,858
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	220	180,166
4.63%, 02/01/44	3,233	2,857,651
4.70%, 02/01/36	3,036	2,961,749
4.90%, 02/01/46	6,474	5,832,759
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	8,811	8,521,371
4.38%, 04/15/38	2,698	2,509,359
4.44%, 10/06/48	8,400	7,059,338
4.50%, 06/01/50	1,260	1,109,837
4.60%, 04/15/48	1,630	1,401,211
4.75%, 01/23/29	10,964	11,071,767
4.75%, 04/15/58	2,470	2,110,738
4.90%, 01/23/31	4,344	4,435,715
4.95%, 01/15/42	7,495	7,009,200
5.00%, 06/15/34	4,800	4,856,751
5.45%, 01/23/39	9,205	9,358,947

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.55%, 01/23/49	$17,270	$16,845,843
5.80%, 01/23/59	8,886	8,930,931
5.88%, 06/15/35	1,275	1,362,160
8.00%, 11/15/39	2,270	2,842,280
8.20%, 01/15/39	5,876	7,406,462
Brown-Forman Corp.
4.00%, 04/15/38	1,894	1,649,022
4.50%, 07/15/45	2,845	2,348,714
4.75%, 04/15/33	3,010	2,962,588
Coca-Cola Co.(The)
1.00%, 03/15/28	6,844	6,478,963
1.38%, 03/15/31	5,115	4,476,341
1.45%, 06/01/27	5,302	5,162,596
1.50%, 03/05/28	4,257	4,077,303
1.65%, 06/01/30	7,029	6,355,501
2.00%, 03/05/31	4,086	3,686,534
2.13%, 09/06/29	5,038	4,726,959
2.25%, 01/05/32	9,475	8,502,751
2.50%, 06/01/40	5,768	4,226,001
2.50%, 03/15/51	7,575	4,443,339
2.60%, 06/01/50	7,414	4,498,197
2.75%, 06/01/60	4,876	2,780,655
2.88%, 05/05/41	4,190	3,169,050
2.90%, 05/25/27	4,482	4,433,572
3.00%, 03/05/51	6,645	4,337,459
3.45%, 03/25/30	6,448	6,278,160
4.20%, 03/25/50	3,616	2,945,330
4.65%, 08/14/34(c)	3,325	3,338,712
5.00%, 05/13/34	4,510	4,639,736
5.20%, 01/14/55	4,735	4,467,164
5.30%, 05/13/54	4,525	4,319,858
5.40%, 05/13/64	6,935	6,595,775
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	4,160	4,251,383
5.45%, 06/01/34	2,430	2,495,446
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	3,673	3,079,799
2.75%, 01/22/30	6,088	5,700,919
5.10%, 05/06/35	1,170	1,176,635
5.25%, 11/26/43	2,682	2,557,150
Constellation Brands, Inc.
2.25%, 08/01/31	1,940	1,714,082
2.88%, 05/01/30	3,475	3,255,620
3.15%, 08/01/29	4,762	4,561,454
3.50%, 05/09/27	3,190	3,165,394
3.60%, 02/15/28	3,285	3,238,573
3.75%, 05/01/50	2,895	2,088,017
4.10%, 02/15/48	2,751	2,110,824
4.35%, 05/09/27	3,285	3,286,542
4.50%, 05/09/47	2,475	2,032,715
4.65%, 11/15/28	3,037	3,047,086
4.75%, 05/09/32	1,365	1,354,656
4.80%, 01/15/29	2,070	2,082,257
4.80%, 05/01/30(c)	1,665	1,676,098
4.90%, 05/01/33	3,665	3,623,802
4.95%, 11/01/35	2,030	1,970,608
5.25%, 11/15/48	2,245	2,028,125
Diageo Capital PLC
2.00%, 04/29/30	6,656	6,038,799
2.13%, 04/29/32	3,418	2,955,570
2.38%, 10/24/29	4,815	4,495,188
Security	Par (000)	Value
Beverages (continued)
3.88%, 05/18/28	$4,009	$3,979,428
3.88%, 04/29/43	2,532	2,004,124
5.30%, 10/24/27	5,245	5,323,770
5.50%, 01/24/33	3,797	3,925,003
5.63%, 10/05/33	3,810	3,962,898
5.88%, 09/30/36	3,740	3,955,690
Diageo Investment Corp.
4.25%, 05/11/42(c)	2,152	1,831,467
5.13%, 08/15/30	2,290	2,339,041
5.63%, 04/15/35	950	988,730
7.45%, 04/15/35	3,660	4,284,931
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	945	689,494
4.38%, 05/10/43	1,000	865,153
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	2,738	2,426,432
3.20%, 05/01/30	3,354	3,154,806
3.35%, 03/15/51	2,480	1,595,175
3.43%, 06/15/27	4,158	4,112,266
3.80%, 05/01/50	3,750	2,624,302
3.95%, 04/15/29	5,895	5,785,408
4.05%, 04/15/32	3,865	3,668,535
4.35%, 05/15/28	4,550	4,532,808
4.42%, 12/15/46	2,007	1,578,310
4.50%, 11/15/45	2,770	2,255,825
4.50%, 04/15/52	4,670	3,659,305
4.60%, 05/25/28	3,720	3,722,820
4.60%, 05/15/30	2,295	2,278,142
5.05%, 03/15/29	3,320	3,355,370
5.09%, 05/25/48	2,040	1,760,223
5.15%, 05/15/35	2,915	2,852,823
5.30%, 03/15/34	2,590	2,579,938
Series 10, 5.20%, 03/15/31	2,785	2,818,821
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	1,110	1,109,761
5.05%, 03/26/31(b)	1,430	1,431,530
5.70%, 03/26/36(b)	1,400	1,401,869
6.63%, 03/26/56(b)	1,790	1,810,777
Molson Coors Beverage Co.
4.20%, 07/15/46	8,222	6,443,719
5.00%, 05/01/42	4,702	4,243,894
PepsiCo Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	1,990	2,008,616
4.70%, 02/16/34	2,930	2,917,752
PepsiCo, Inc.
1.40%, 02/25/31	4,400	3,851,222
1.63%, 05/01/30	6,163	5,562,449
1.95%, 10/21/31	6,080	5,367,015
2.63%, 07/29/29	5,398	5,143,659
2.63%, 10/21/41	2,890	2,063,554
2.75%, 03/19/30	7,228	6,831,675
2.75%, 10/21/51	4,440	2,718,553
2.88%, 10/15/49	4,277	2,747,694
3.00%, 10/15/27	7,681	7,580,207
3.38%, 07/29/49	2,250	1,582,993
3.45%, 10/06/46	4,029	2,973,587
3.50%, 03/19/40	2,095	1,737,241
3.60%, 02/18/28	5,315	5,272,151
3.60%, 08/13/42	1,655	1,321,954
3.63%, 03/19/50	4,009	2,947,500
3.88%, 03/19/60	1,625	1,198,817

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.90%, 07/18/32	$6,120	$5,938,884
4.00%, 03/05/42	2,290	1,927,978
4.00%, 05/02/47	2,525	2,009,446
4.10%, 01/15/29	3,360	3,357,246
4.20%, 07/18/52	2,225	1,782,875
4.25%, 10/22/44	1,500	1,274,981
4.30%, 07/23/30(c)	2,020	2,027,891
4.45%, 02/07/28	2,100	2,116,090
4.45%, 05/15/28	3,780	3,808,255
4.45%, 02/15/33(c)	4,020	4,031,374
4.45%, 04/14/46	4,265	3,682,244
4.50%, 07/17/29	4,515	4,550,722
4.60%, 02/07/30	2,350	2,381,937
4.65%, 07/23/32	3,370	3,388,785
4.65%, 02/15/53	1,985	1,713,195
4.80%, 07/17/34	4,010	4,027,185
4.88%, 11/01/40	2,180	2,095,932
5.00%, 02/07/35	3,520	3,551,238
5.00%, 07/23/35(c)	4,510	4,547,263
5.25%, 07/17/54(c)	3,415	3,261,029
5.50%, 01/15/40	2,420	2,484,767
7.00%, 03/01/29	2,905	3,120,842
		589,010,929
Biotechnology — 0.3%
Amgen, Inc.
1.65%, 08/15/28	6,308	5,947,710
2.00%, 01/15/32	5,070	4,385,802
2.30%, 02/25/31	6,186	5,592,003
2.45%, 02/21/30	5,272	4,901,173
2.77%, 09/01/53	4,045	2,361,078
2.80%, 08/15/41	3,545	2,545,913
3.00%, 02/22/29	3,045	2,940,975
3.00%, 01/15/52(c)	4,087	2,607,846
3.15%, 02/21/40	5,372	4,172,351
3.20%, 11/02/27	5,497	5,416,616
3.35%, 02/22/32	4,146	3,861,529
3.38%, 02/21/50	7,110	4,965,341
4.05%, 08/18/29	6,310	6,246,377
4.20%, 02/19/31	3,285	3,239,268
4.20%, 03/01/33	3,870	3,729,652
4.20%, 02/22/52	3,609	2,786,209
4.40%, 05/01/45	10,509	8,853,872
4.40%, 02/22/62	4,731	3,644,758
4.56%, 06/15/48	6,519	5,434,268
4.66%, 06/15/51	14,300	11,940,085
4.85%, 02/19/36	5,270	5,152,400
4.88%, 03/01/53	4,885	4,190,723
4.95%, 10/01/41	2,712	2,517,248
5.15%, 03/02/28	17,420	17,660,345
5.15%, 11/15/41	3,405	3,226,163
5.25%, 03/02/30	13,650	13,996,783
5.25%, 03/02/33	17,840	18,258,761
5.50%, 02/19/46	3,935	3,763,685
5.60%, 03/02/43	12,630	12,429,124
5.65%, 06/15/42	2,290	2,263,900
5.65%, 03/02/53	18,115	17,396,022
5.65%, 02/19/56	1,085	1,040,256
5.75%, 03/15/40	1,250	1,278,798
5.75%, 03/02/63	11,735	11,197,852
6.38%, 06/01/37	2,990	3,254,046
6.40%, 02/01/39	3,045	3,269,140
Security	Par (000)	Value
Biotechnology (continued)
Baxalta, Inc., 5.25%, 06/23/45	$2,618	$2,423,818
Biogen, Inc.
2.25%, 05/01/30	8,290	7,587,799
3.15%, 05/01/50	6,831	4,336,072
3.25%, 02/15/51	3,476	2,230,570
5.05%, 01/15/31	1,295	1,317,240
5.20%, 09/15/45	4,827	4,391,333
5.75%, 05/15/35	2,200	2,288,420
6.45%, 05/15/55	3,050	3,178,948
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	4,025	3,749,168
Gilead Sciences, Inc.
1.20%, 10/01/27	4,977	4,780,808
1.65%, 10/01/30	6,208	5,524,747
2.60%, 10/01/40	4,906	3,544,498
2.80%, 10/01/50	7,245	4,473,216
4.00%, 09/01/36	4,393	4,041,069
4.15%, 03/01/47	7,950	6,399,768
4.50%, 02/01/45	6,990	6,013,518
4.60%, 09/01/35	4,888	4,766,600
4.75%, 03/01/46	10,578	9,349,609
4.80%, 11/15/29	3,220	3,273,395
4.80%, 04/01/44	6,321	5,685,495
5.10%, 06/15/35	4,920	4,957,889
5.25%, 10/15/33	2,985	3,085,649
5.50%, 11/15/54	4,240	4,072,746
5.55%, 10/15/53	4,940	4,769,975
5.60%, 11/15/64	3,295	3,160,115
5.65%, 12/01/41	4,687	4,748,891
Illumina, Inc.
2.55%, 03/23/31	1,345	1,211,309
4.75%, 12/12/30	2,150	2,139,050
5.75%, 12/13/27	3,555	3,618,169
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	7,002	6,219,278
2.80%, 09/15/50	3,640	2,184,819
Royalty Pharma PLC
1.75%, 09/02/27	4,996	4,822,634
2.15%, 09/02/31	2,989	2,621,387
2.20%, 09/02/30	4,489	4,053,450
3.30%, 09/02/40	4,822	3,676,747
3.35%, 09/02/51	3,250	2,123,513
3.55%, 09/02/50	4,442	3,033,595
4.45%, 03/25/31	1,900	1,877,749
5.15%, 09/02/29	3,300	3,357,060
5.20%, 09/25/35	2,430	2,411,774
5.40%, 09/02/34	2,845	2,881,902
5.90%, 09/02/54	1,955	1,899,148
5.95%, 09/25/55	2,365	2,317,461
		381,068,473
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.70%, 04/07/28	2,020	2,027,662
4.75%, 09/22/46	230	197,989
4.95%, 04/07/30	1,710	1,728,747
5.40%, 04/07/35	2,380	2,424,142
7.13%, 07/15/36	580	657,633
Carlisle Companies, Inc.
2.20%, 03/01/32	2,630	2,272,356
2.75%, 03/01/30	4,199	3,926,824
3.75%, 12/01/27	3,205	3,171,926
5.25%, 09/15/35	1,020	1,022,170

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.55%, 09/15/40	$1,255	$1,241,436
Carrier Global Corp.
2.70%, 02/15/31	3,790	3,485,365
2.72%, 02/15/30	9,518	8,907,624
3.38%, 04/05/40	7,265	5,784,593
3.58%, 04/05/50	6,898	4,941,985
5.90%, 03/15/34	3,012	3,177,884
6.20%, 03/15/54	2,699	2,836,225
CRH America Finance, Inc.
4.40%, 02/09/31	3,815	3,768,141
5.00%, 02/09/36	4,335	4,263,747
5.40%, 05/21/34	2,080	2,118,740
5.50%, 01/09/35	3,660	3,740,325
5.60%, 02/09/56	3,235	3,094,770
5.88%, 01/09/55	1,570	1,554,673
CRH SMW Finance DAC
5.13%, 01/09/30	3,420	3,481,142
5.20%, 05/21/29	2,440	2,492,687
Eagle Materials, Inc.
2.50%, 07/01/31	2,800	2,503,906
5.00%, 03/15/36	1,845	1,770,143
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	3,977	3,797,248
4.00%, 03/25/32	1,895	1,789,709
4.50%, 03/25/52	2,867	2,257,924
5.88%, 06/01/33(c)	2,529	2,629,589
Johnson Controls International PLC
4.50%, 02/15/47	2,687	2,266,209
4.63%, 07/02/44	2,220	1,925,072
4.95%, 07/02/64(e)	1,962	1,645,442
6.00%, 01/15/36	1,349	1,427,217
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,485	3,101,912
2.00%, 09/16/31	2,445	2,137,885
4.90%, 12/01/32	2,930	2,940,741
5.50%, 04/19/29	3,315	3,420,207
Lennox International, Inc.
1.70%, 08/01/27	2,063	1,996,275
5.50%, 09/15/28	2,690	2,744,450
Martin Marietta Materials, Inc.
2.40%, 07/15/31	2,570	2,293,397
3.20%, 07/15/51	5,170	3,360,260
3.45%, 06/01/27	2,383	2,360,259
3.50%, 12/15/27	3,854	3,801,654
4.25%, 12/15/47	4,025	3,225,175
5.15%, 12/01/34	1,940	1,948,356
5.50%, 12/01/54	2,260	2,132,348
Series CB, 2.50%, 03/15/30	3,516	3,256,708
Masco Corp.
1.50%, 02/15/28	3,252	3,085,346
2.00%, 10/01/30	1,619	1,439,813
2.00%, 02/15/31	3,020	2,667,872
3.13%, 02/15/51	2,021	1,284,046
3.50%, 11/15/27	2,288	2,258,640
4.50%, 05/15/47	2,265	1,863,945
Mohawk Industries, Inc.
3.63%, 05/15/30	1,700	1,631,773
5.85%, 09/18/28	1,825	1,876,510
Owens Corning
3.50%, 02/15/30	1,040	998,519
Security	Par (000)	Value
Building Materials (continued)
3.88%, 06/01/30	$2,155	$2,091,859
3.95%, 08/15/29	3,138	3,082,342
4.30%, 07/15/47	4,111	3,286,657
4.40%, 01/30/48	3,344	2,715,671
5.50%, 06/15/27	1,920	1,942,790
5.70%, 06/15/34	3,245	3,365,956
5.95%, 06/15/54(c)	1,265	1,252,220
7.00%, 12/01/36	1,605	1,796,121
Trane Technologies Financing Ltd.
3.80%, 03/21/29	4,010	3,959,039
4.50%, 03/21/49	1,925	1,620,717
4.65%, 11/01/44	1,513	1,336,185
5.10%, 06/13/34	2,160	2,186,981
5.25%, 03/03/33	1,775	1,824,663
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	2,968	2,942,728
4.30%, 02/21/48	1,653	1,352,656
5.75%, 06/15/43	2,372	2,428,138
Vulcan Materials Co.
3.50%, 06/01/30	4,495	4,316,301
4.50%, 06/15/47	3,489	2,915,109
4.70%, 03/01/48	2,248	1,915,387
4.95%, 12/01/29	2,175	2,209,747
5.35%, 12/01/34	3,365	3,427,327
5.70%, 12/01/54	3,595	3,503,577
		205,629,507
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	6,647	6,499,901
2.05%, 05/15/30	4,227	3,857,009
2.70%, 05/15/40	4,291	3,161,261
2.80%, 05/15/50	5,367	3,329,809
4.30%, 06/11/28	2,780	2,786,691
4.60%, 02/08/29	4,645	4,679,261
4.75%, 02/08/31	3,585	3,627,679
4.80%, 03/03/33	3,735	3,763,135
4.85%, 02/08/34(c)	4,660	4,668,861
4.90%, 10/11/32	1,600	1,620,197
Albemarle Corp., 5.05%, 06/01/32(c)	863	864,063
Cabot Corp.
4.00%, 07/01/29	1,870	1,835,269
5.00%, 06/30/32	2,265	2,269,351
CF Industries, Inc.
4.95%, 06/01/43	3,905	3,500,024
5.15%, 03/15/34	4,006	3,991,675
5.30%, 11/26/35	3,380	3,383,428
5.38%, 03/15/44	3,402	3,189,206
Dow Chemical Co.(The)
2.10%, 11/15/30	2,701	2,388,613
3.60%, 11/15/50	3,521	2,284,805
4.25%, 10/01/34	2,324	2,124,287
4.38%, 11/15/42	6,126	4,871,269
4.63%, 10/01/44	3,360	2,666,052
4.80%, 11/30/28	4,007	4,026,849
4.80%, 01/15/31	4,005	3,963,454
4.80%, 05/15/49	3,845	3,023,677
5.15%, 02/15/34(c)	1,795	1,765,647
5.25%, 11/15/41	4,151	3,715,462
5.35%, 03/15/35(c)	2,125	2,104,017
5.55%, 11/30/48	4,348	3,806,146
5.60%, 02/15/54	2,060	1,794,856

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.65%, 03/15/36(c)	$3,165	$3,155,090
5.95%, 03/15/55(c)	2,455	2,234,892
6.30%, 03/15/33	1,835	1,935,293
6.90%, 05/15/53(c)	3,000	3,088,980
7.38%, 11/01/29	4,121	4,462,828
9.40%, 05/15/39	2,647	3,400,901
DuPont de Nemours, Inc.
4.73%, 11/15/28	120	120,721
4.73%, 11/15/28(b)	4,970	4,987,628
5.32%, 11/15/38	3,989	3,926,043
5.42%, 11/15/48(c)	2,617	2,428,453
Eastman Chemical Co.
4.50%, 12/01/28	2,256	2,257,228
4.50%, 02/20/31	2,035	1,998,406
4.65%, 10/15/44(c)	3,918	3,284,319
4.80%, 09/01/42	2,557	2,242,623
5.00%, 08/01/29	3,265	3,297,871
5.63%, 02/20/34	2,580	2,633,330
5.75%, 03/08/33	2,465	2,558,029
Ecolab, Inc.
1.30%, 01/30/31	3,030	2,621,651
2.13%, 02/01/32	3,410	2,999,779
2.13%, 08/15/50(c)	2,708	1,444,604
2.70%, 12/15/51	5,145	3,091,889
2.75%, 08/18/55	4,204	2,476,192
3.25%, 12/01/27	3,180	3,139,786
3.95%, 12/01/47	1,570	1,239,991
4.30%, 06/15/28	2,365	2,369,262
4.80%, 03/24/30	3,578	3,628,808
5.00%, 09/01/35	2,335	2,347,333
5.25%, 01/15/28	3,445	3,502,529
5.50%, 12/08/41	805	812,607
EIDP, Inc.
2.30%, 07/15/30	3,752	3,455,518
4.80%, 05/15/33	1,970	1,950,029
5.13%, 05/15/32	2,450	2,491,509
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	2,369	1,870,272
4.45%, 09/26/28	2,325	2,321,843
5.00%, 09/26/48	3,027	2,620,640
Linde, Inc./CT
1.10%, 08/10/30	4,037	3,555,033
2.00%, 08/10/50(c)	2,865	1,514,045
3.55%, 11/07/42	2,742	2,155,898
Lubrizol Corp. (The), 6.50%, 10/01/34	1,512	1,680,940
LYB International Finance BV
4.88%, 03/15/44	4,265	3,539,845
5.25%, 07/15/43	3,414	2,978,732
LYB International Finance III LLC
2.25%, 10/01/30	3,892	3,489,693
3.38%, 10/01/40	4,255	3,117,044
3.63%, 04/01/51	4,361	2,834,145
3.80%, 10/01/60	3,100	1,926,918
4.20%, 10/15/49	4,538	3,258,977
4.20%, 05/01/50	4,762	3,410,403
5.13%, 01/15/31	565	567,550
5.50%, 03/01/34	3,905	3,908,943
5.63%, 05/15/33	2,645	2,688,792
5.88%, 01/15/36(c)	830	838,401
6.15%, 05/15/35	1,475	1,525,686
Security	Par (000)	Value
Chemicals (continued)
LyondellBasell Industries NV, 4.63%, 02/26/55(c)	$4,157	$3,135,541
Mosaic Co.(The)
4.05%, 11/15/27	1,890	1,878,224
4.35%, 01/15/29	1,070	1,063,393
4.60%, 11/15/30	1,100	1,090,260
4.88%, 11/15/41	2,020	1,785,243
5.38%, 11/15/28	1,600	1,630,779
5.45%, 11/15/33(c)	1,817	1,838,985
5.63%, 11/15/43	1,493	1,396,017
NewMarket Corp., 2.70%, 03/18/31	2,231	2,019,022
Nutrien Ltd.
2.95%, 05/13/30	2,449	2,299,753
3.95%, 05/13/50	2,640	1,959,703
4.13%, 03/15/35	2,430	2,230,977
4.20%, 04/01/29	4,685	4,651,653
4.90%, 03/27/28	3,347	3,374,488
4.90%, 06/01/43	2,989	2,664,361
5.00%, 04/01/49	3,044	2,684,307
5.20%, 06/21/27	2,520	2,540,642
5.25%, 03/12/32	2,575	2,628,191
5.25%, 01/15/45	2,677	2,455,505
5.40%, 06/21/34	2,150	2,190,568
5.63%, 12/01/40	1,921	1,890,265
5.80%, 03/27/53	2,380	2,324,521
5.88%, 12/01/36	3,369	3,470,013
6.13%, 01/15/41	825	861,159
PPG Industries, Inc.
2.55%, 06/15/30	2,277	2,119,826
2.80%, 08/15/29	2,095	1,989,482
3.75%, 03/15/28	4,811	4,764,149
4.38%, 03/15/31	2,290	2,259,993
Rohm and Haas Co., 7.85%, 07/15/29	170	185,363
RPM International, Inc.
2.95%, 01/15/32	1,975	1,780,047
4.25%, 01/15/48	1,426	1,120,894
4.55%, 03/01/29	2,829	2,835,386
5.25%, 06/01/45	1,975	1,824,662
Sherwin-Williams Co.(The)
2.20%, 03/15/32	3,047	2,659,520
2.30%, 05/15/30	3,013	2,761,741
2.90%, 03/15/52	2,390	1,444,753
2.95%, 08/15/29	3,577	3,411,756
3.30%, 05/15/50	2,325	1,549,534
3.45%, 06/01/27	8,785	8,706,900
3.80%, 08/15/49	2,100	1,539,502
4.00%, 12/15/42	1,420	1,136,266
4.30%, 08/15/28	2,910	2,902,394
4.50%, 08/15/30	2,170	2,163,721
4.50%, 06/01/47	5,678	4,719,663
4.55%, 03/01/28	1,020	1,022,943
4.55%, 08/01/45	1,862	1,561,899
4.80%, 09/01/31	1,650	1,659,923
5.15%, 08/15/35	2,320	2,330,551
Westlake Corp.
2.88%, 08/15/41	1,563	1,065,467
3.13%, 08/15/51	3,180	1,933,330
3.38%, 06/15/30	2,245	2,137,551
3.38%, 08/15/61	2,504	1,480,067
4.38%, 11/15/47	2,545	1,957,704
5.00%, 08/15/46	3,350	2,877,466

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.55%, 11/15/35(c)	$1,795	$1,794,342
6.38%, 11/15/55	2,110	2,078,462
		358,788,703
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	2,830	2,105,372
Automatic Data Processing, Inc.
1.25%, 09/01/30	6,282	5,523,147
1.70%, 05/15/28	5,875	5,605,797
4.45%, 09/09/34	4,275	4,188,267
4.75%, 05/08/32	4,275	4,305,591
Block Financial LLC
2.50%, 07/15/28	3,273	3,103,021
3.88%, 08/15/30(c)	3,483	3,277,081
5.38%, 09/15/32	1,260	1,229,195
Brown University, Series A, 2.92%, 09/01/50	3,315	2,155,282
California Endowment (The), Series 2021, 2.50%, 04/01/51(c)	3,548	2,036,108
California Institute of Technology
3.65%, 09/01/2119	1,094	681,224
4.32%, 08/01/45	1,602	1,385,451
4.70%, 11/01/2111	1,769	1,407,016
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,309,119
Cintas Corp. No. 2
4.00%, 05/01/32	2,515	2,447,729
4.20%, 05/01/28	1,675	1,673,555
Claremont Mckenna College, 3.78%, 01/01/2122	830	533,169
Cornell University
4.84%, 06/15/34	2,070	2,082,719
Series 2025, 4.17%, 06/15/30	1,960	1,947,013
Series 2025, 4.73%, 06/15/35	2,050	2,032,728
Duke University
Series 2020, 2.68%, 10/01/44	2,011	1,482,407
Series 2020, 2.76%, 10/01/50	1,698	1,072,606
Series 2020, 2.83%, 10/01/55	2,710	1,672,860
Emory University
Series 2020, 2.14%, 09/01/30	358	325,635
Series 2020, 2.97%, 09/01/50	2,413	1,548,598
Equifax, Inc.
2.35%, 09/15/31	5,725	5,028,433
3.10%, 05/15/30	3,391	3,179,332
4.80%, 09/15/29	3,690	3,703,538
5.10%, 12/15/27	4,560	4,600,664
5.10%, 06/01/28	3,760	3,800,691
Ford Foundation(The)
Series 2020, 2.42%, 06/01/50	2,850	1,676,504
Series 2020, 2.82%, 06/01/70	3,267	1,810,029
George Washington University(The)
4.87%, 09/15/45	1,735	1,574,749
Series 2014, 4.30%, 09/15/44	1,550	1,287,880
Series 2018, 4.13%, 09/15/48	3,216	2,567,326
Georgetown University(The)
5.12%, 04/01/53(c)	280	255,971
Series 20A, 2.94%, 04/01/50(c)	1,824	1,165,214
Series A, 5.22%, 10/01/2118	1,286	1,106,102
Series B, 4.32%, 04/01/49	2,553	2,089,781
Global Payments, Inc.
2.90%, 05/15/30	4,819	4,414,143
2.90%, 11/15/31	4,239	3,728,915
Security	Par (000)	Value
Commercial Services (continued)
3.20%, 08/15/29	$6,442	$6,083,392
4.15%, 08/15/49	3,969	2,829,175
4.45%, 06/01/28	3,030	3,005,177
4.50%, 11/15/28	4,920	4,881,063
4.55%, 03/15/28	1,775	1,768,140
4.88%, 11/15/30	3,790	3,719,866
4.95%, 08/15/27	3,459	3,469,174
5.20%, 11/15/32	3,175	3,102,246
5.30%, 08/15/29	3,050	3,068,242
5.40%, 08/15/32	3,650	3,626,619
5.40%, 03/15/33	1,675	1,636,402
5.55%, 11/15/35	5,300	5,111,150
5.95%, 08/15/52(c)	3,415	3,161,783
Howard University, 5.21%, 10/01/52	978	800,366
J Paul Getty Trust (The), 4.91%, 04/01/35	2,100	2,112,581
Johns Hopkins University
4.71%, 07/01/32	1,450	1,461,092
Series 2013, 4.08%, 07/01/53	2,258	1,795,349
Series A, 2.81%, 01/01/60(c)	1,785	1,025,402
Leland Stanford Junior University(The)
1.29%, 06/01/27	1,380	1,340,806
2.41%, 06/01/50	2,555	1,504,734
3.65%, 05/01/48	3,541	2,718,775
4.68%, 03/01/35	2,100	2,087,166
Series 2025, 4.15%, 08/01/30	2,100	2,093,411
Massachusetts Institute of Technology
3.07%, 04/01/52	2,608	1,722,378
3.89%, 07/01/2116	708	479,427
3.96%, 07/01/38	819	747,592
4.68%, 07/01/2114	2,478	2,017,988
5.60%, 07/01/2111	3,170	3,074,331
5.62%, 06/01/55	2,780	2,811,510
Series F, 2.99%, 07/01/50	2,636	1,739,199
Series G, 2.29%, 07/01/51	2,284	1,274,314
Moody's Corp.
2.00%, 08/19/31(c)	3,532	3,116,462
2.75%, 08/19/41	2,950	2,093,457
3.10%, 11/29/61	2,695	1,592,635
3.25%, 01/15/28	3,614	3,552,032
3.25%, 05/20/50	1,623	1,078,828
3.75%, 02/25/52	2,255	1,638,766
4.25%, 02/01/29	3,066	3,063,660
4.25%, 08/08/32	2,625	2,561,132
4.88%, 12/17/48	2,075	1,813,646
5.00%, 08/05/34	2,285	2,284,641
5.25%, 07/15/44	2,961	2,779,629
Nature Conservancy (The), Series A, 3.96%, 03/01/52(c)	2,193	1,705,003
Northeastern University, Series 2020, 2.89%, 10/01/50(c)	1,541	1,004,411
Northwestern University
4.64%, 12/01/44	2,040	1,901,266
4.94%, 12/01/35	2,175	2,180,990
Series 2017, 3.66%, 12/01/57(c)	1,729	1,241,392
Series 2020, 2.64%, 12/01/50	2,104	1,283,669
PayPal Holdings, Inc.
2.30%, 06/01/30	5,804	5,318,005
2.85%, 10/01/29	6,499	6,155,202
3.25%, 06/01/50	4,702	3,023,082
3.90%, 06/01/27	2,600	2,590,557
4.40%, 06/01/32	4,985	4,886,896

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.45%, 03/06/28	$1,780	$1,782,968
5.05%, 06/01/52	4,545	3,879,885
5.10%, 04/01/35(c)	2,085	2,068,115
5.15%, 06/01/34(c)	3,960	3,931,416
5.25%, 06/01/62	3,150	2,721,985
5.50%, 06/01/54	2,065	1,869,870
President and Fellows of Harvard College
2.52%, 10/15/50	3,294	1,970,521
3.15%, 07/15/46	2,450	1,740,509
3.30%, 07/15/56	2,006	1,348,980
3.75%, 11/15/52	1,570	1,179,008
4.61%, 02/15/35(c)	200	198,301
4.88%, 10/15/40	895	878,439
4.89%, 03/15/30	525	536,390
5.26%, 03/15/36(c)	200	206,771
Quanta Services, Inc.
2.35%, 01/15/32	2,286	2,005,070
2.90%, 10/01/30	3,935	3,665,890
3.05%, 10/01/41	2,755	2,014,087
4.30%, 08/09/28	1,625	1,622,295
4.50%, 01/15/31	1,625	1,613,700
4.75%, 08/09/27	2,050	2,058,724
5.10%, 08/09/35	1,625	1,619,190
5.25%, 08/09/34	2,050	2,074,353
RELX Capital, Inc.
3.00%, 05/22/30	4,709	4,439,657
4.00%, 03/18/29	5,862	5,786,412
4.75%, 03/27/30	2,330	2,347,366
4.75%, 05/20/32	2,270	2,271,734
5.25%, 03/27/35	1,130	1,139,913
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,469	3,262,351
Rollins, Inc., 5.25%, 02/24/35	1,740	1,738,076
S&P Global, Inc.
1.25%, 08/15/30(c)	3,643	3,178,165
2.30%, 08/15/60(c)	3,355	1,623,132
2.50%, 12/01/29	2,847	2,669,118
2.90%, 03/01/32	4,321	3,947,548
2.95%, 03/01/29	5,865	5,656,635
3.25%, 12/01/49	3,638	2,472,217
3.70%, 03/01/52	4,745	3,480,846
3.90%, 03/01/62	1,659	1,182,067
4.25%, 05/01/29	4,580	4,557,383
4.25%, 01/15/31(b)	2,020	1,992,225
4.75%, 08/01/28	3,850	3,886,555
4.80%, 12/04/35(b)	1,360	1,331,450
5.25%, 09/15/33	2,957	3,043,642
Thomas Jefferson University, 3.85%, 11/01/57	1,469	1,037,729
TR Finance LLC
5.50%, 08/15/35	1,312	1,320,366
5.65%, 11/23/43	2,136	2,035,687
5.85%, 04/15/40	2,789	2,721,874
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	3,124	2,792,336
5.15%, 02/15/33	1,730	1,697,261
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,211,594
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	650	628,077
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Dartmouth College, 4.27%, 06/01/30	$875	$873,143
Trustees of Princeton University(The)
4.20%, 03/01/52	1,580	1,287,775
4.65%, 07/01/30	290	293,682
5.70%, 03/01/39	2,490	2,623,558
Series 2020, 2.52%, 07/01/50	2,647	1,616,476
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119	2,318	1,436,050
4.67%, 09/01/2112	390	311,273
Series 2020, 2.40%, 10/01/50(c)	1,863	1,078,979
UL Solutions, Inc., 6.50%, 10/20/28	1,150	1,200,946
University of Chicago(The)
3.00%, 10/01/52(c)	320	213,731
4.00%, 10/01/53	2,064	1,611,509
Series 20B, 2.76%, 04/01/45	1,477	1,158,269
Series C, 2.55%, 04/01/50	1,926	1,221,198
University of Miami, 4.06%, 04/01/52	2,507	1,950,442
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,850	1,408,099
Series 2017, 3.39%, 02/15/48	2,224	1,621,886
University of Southern California
2.81%, 10/01/50(c)	1,380	862,059
3.03%, 10/01/39	3,714	3,039,768
4.98%, 10/01/53	1,645	1,494,157
5.25%, 10/01/2111	1,128	1,014,369
Series 2017, 3.84%, 10/01/47	2,233	1,748,761
Series 21A, 2.95%, 10/01/51	2,110	1,347,944
Series A, 3.23%, 10/01/2120	979	541,972
Verisk Analytics, Inc.
3.63%, 05/15/50	2,981	2,074,393
4.13%, 03/15/29	4,313	4,273,727
4.45%, 03/15/31	565	556,952
5.13%, 03/15/36	3,085	3,014,105
5.25%, 06/05/34	2,155	2,150,166
5.25%, 03/15/35	2,490	2,466,134
5.50%, 06/15/45	2,140	2,000,571
5.75%, 04/01/33	3,290	3,412,451
Washington University(The)
3.52%, 04/15/54	2,916	2,080,894
4.35%, 04/15/2122	1,599	1,188,058
William Marsh Rice University
3.57%, 05/15/45	1,545	1,204,445
3.77%, 05/15/55(c)	1,865	1,394,705
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,333,180
Series 2020, 2.40%, 04/15/50	2,498	1,463,068
Series 2025, 4.70%, 04/15/32	425	430,988
		403,691,939
Computers — 0.5%
Accenture Capital, Inc.
3.90%, 10/04/27	4,780	4,768,219
4.05%, 10/04/29	6,585	6,532,664
4.25%, 10/04/31	6,205	6,112,256
4.50%, 10/04/34	5,475	5,273,770
Amdocs Ltd., 2.54%, 06/15/30	3,731	3,378,803
Apple, Inc.
1.20%, 02/08/28	9,167	8,737,843
1.25%, 08/20/30	6,392	5,651,861
1.40%, 08/05/28	10,695	10,114,832

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
1.65%, 05/11/30(c)	$8,523	$7,733,007
1.65%, 02/08/31	10,500	9,366,235
1.70%, 08/05/31	4,848	4,277,688
2.20%, 09/11/29	7,285	6,879,010
2.38%, 02/08/41	5,220	3,699,600
2.40%, 08/20/50	5,091	2,940,648
2.55%, 08/20/60	10,902	5,830,274
2.65%, 05/11/50	11,056	6,764,147
2.65%, 02/08/51	11,850	7,198,162
2.70%, 08/05/51	8,974	5,471,570
2.80%, 02/08/61	6,933	3,946,145
2.85%, 08/05/61(c)	5,605	3,241,799
2.90%, 09/12/27	10,646	10,498,728
2.95%, 09/11/49	7,293	4,803,804
3.00%, 06/20/27	2,860	2,830,779
3.00%, 11/13/27	7,987	7,877,863
3.20%, 05/11/27	9,472	9,410,066
3.25%, 08/08/29	4,740	4,628,822
3.35%, 08/08/32	6,840	6,514,750
3.45%, 02/09/45	8,616	6,543,135
3.75%, 09/12/47	5,594	4,326,593
3.75%, 11/13/47	6,682	5,141,825
3.85%, 05/04/43	13,098	10,830,305
3.85%, 08/04/46	10,139	8,057,601
3.95%, 08/08/52	8,330	6,455,083
4.00%, 05/10/28	4,990	4,992,663
4.00%, 05/12/28	5,360	5,358,205
4.10%, 08/08/62	5,355	4,079,226
4.15%, 05/10/30	2,910	2,913,910
4.20%, 05/12/30	4,690	4,709,279
4.25%, 02/09/47	4,846	4,060,572
4.30%, 05/10/33(c)	4,805	4,810,315
4.38%, 05/13/45	8,504	7,406,192
4.45%, 05/06/44	3,882	3,444,570
4.50%, 05/12/32(c)	4,450	4,517,483
4.50%, 02/23/36(c)	5,548	5,509,114
4.65%, 02/23/46	15,494	13,916,039
4.75%, 05/12/35(c)	4,470	4,515,914
4.85%, 05/10/53(c)	4,645	4,253,442
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	1,737	1,772,974
5.95%, 04/15/35	1,500	1,511,243
CGI, Inc.
2.30%, 09/14/31	3,128	2,727,600
4.95%, 03/14/30	2,680	2,685,972
Dell International LLC/EMC Corp.
3.38%, 12/15/41	4,755	3,582,024
3.45%, 12/15/51(c)	4,384	2,993,514
4.15%, 02/15/29	4,470	4,437,350
4.35%, 02/01/30	3,190	3,158,189
4.50%, 02/15/31	5,375	5,317,196
4.75%, 04/01/28	1,475	1,483,782
4.75%, 10/06/32	5,315	5,257,226
4.85%, 02/01/35(c)	4,085	3,972,275
5.00%, 04/01/30	2,380	2,410,799
5.10%, 02/15/36	4,800	4,716,488
5.25%, 02/01/28	2,660	2,696,927
5.30%, 10/01/29	7,665	7,829,777
5.30%, 04/01/32	4,250	4,332,511
5.40%, 04/15/34	3,940	4,004,109
5.50%, 04/01/35	4,390	4,458,832
Security	Par (000)	Value
Computers (continued)
5.75%, 02/01/33	$4,180	$4,353,384
6.10%, 07/15/27	3,300	3,359,037
6.20%, 07/15/30	3,543	3,738,077
8.10%, 07/15/36	4,562	5,428,341
8.35%, 07/15/46	2,755	3,416,192
Dell, Inc.
6.50%, 04/15/38	2,315	2,487,393
7.10%, 04/15/28	3,745	3,929,651
DXC Technology Co., 2.38%, 09/15/28	3,837	3,602,951
Fortinet, Inc., 2.20%, 03/15/31	3,724	3,314,053
Gartner, Inc.
4.95%, 03/20/31	480	466,984
5.60%, 11/20/35	2,000	1,885,885
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	1,860	1,911,549
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	1,360	1,332,461
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	4,770	4,750,751
4.15%, 09/15/28	3,960	3,926,738
4.40%, 09/25/27	6,435	6,429,433
4.40%, 10/15/30	4,470	4,392,120
4.50%, 03/23/28	2,015	2,016,187
4.55%, 10/15/29	7,970	7,938,546
4.60%, 03/23/29	1,410	1,409,616
4.85%, 10/15/31	5,130	5,096,724
5.00%, 10/15/34	5,670	5,530,735
5.25%, 07/01/28	3,665	3,719,420
5.25%, 04/01/33	2,085	2,091,879
5.60%, 10/15/54	5,480	4,942,176
6.20%, 10/15/35(c)	4,945	5,276,138
6.35%, 10/15/45	8,552	8,616,068
HP, Inc.
2.65%, 06/17/31	4,755	4,252,676
3.00%, 06/17/27	5,394	5,308,654
3.40%, 06/17/30	565	536,685
4.00%, 04/15/29	5,580	5,485,747
4.20%, 04/15/32(c)	3,165	3,021,976
4.75%, 01/15/28	5,225	5,247,730
5.40%, 04/25/30	3,230	3,302,739
5.50%, 01/15/33(c)	5,115	5,206,047
6.00%, 09/15/41(c)	6,412	6,423,791
6.10%, 04/25/35(c)	2,240	2,350,393
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	3,795	3,813,736
4.75%, 02/05/31	3,695	3,696,565
4.90%, 02/05/34	4,590	4,524,207
5.25%, 02/05/44	3,910	3,580,410
5.30%, 02/05/54	6,345	5,598,319
International Business Machines Corp.
1.70%, 05/15/27	6,184	6,030,617
1.95%, 05/15/30	7,160	6,469,415
2.72%, 02/09/32	2,520	2,253,597
2.85%, 05/15/40	3,038	2,195,596
2.95%, 05/15/50	4,164	2,533,018
3.43%, 02/09/52	3,665	2,386,348
3.50%, 05/15/29	13,285	12,917,223
4.00%, 02/03/29	2,200	2,175,899
4.00%, 06/20/42	4,301	3,464,495
4.15%, 07/27/27	3,068	3,063,687
4.15%, 05/15/39	9,384	8,111,132

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.25%, 05/15/49	$13,025	$9,985,998
4.30%, 02/03/31	2,580	2,544,920
4.40%, 07/27/32	3,395	3,316,045
4.50%, 02/06/28	4,485	4,497,508
4.60%, 02/03/33	2,200	2,157,577
4.65%, 02/10/28	3,840	3,863,296
4.70%, 02/19/46	3,384	2,857,409
4.75%, 02/06/33	3,242	3,223,102
4.80%, 02/10/30	3,000	3,026,398
4.90%, 07/27/52	3,735	3,108,619
4.95%, 02/03/36	4,210	4,096,447
5.00%, 02/10/32	3,920	3,953,303
5.10%, 02/06/53	3,285	2,835,422
5.20%, 02/10/35(c)	3,390	3,395,430
5.60%, 11/30/39	4,160	4,181,761
5.70%, 02/10/55	4,220	3,943,670
5.80%, 02/03/56	2,380	2,254,212
5.88%, 11/29/32	2,954	3,134,326
6.22%, 08/01/27	3,312	3,388,390
6.50%, 01/15/28	2,140	2,216,264
7.13%, 12/01/96	2,069	2,304,544
Kyndryl Holdings, Inc.
2.70%, 10/15/28	3,112	2,921,789
3.15%, 10/15/31	3,225	2,739,985
4.10%, 10/15/41	3,160	2,270,563
6.35%, 02/20/34(c)	1,225	1,185,477
Leidos, Inc.
2.30%, 02/15/31	4,138	3,678,787
4.10%, 03/15/29	2,205	2,178,072
4.38%, 05/15/30	1,553	1,529,161
5.00%, 03/15/36	2,500	2,420,133
5.75%, 03/15/33	180	186,773
NetApp, Inc.
2.38%, 06/22/27	2,421	2,365,347
2.70%, 06/22/30	3,479	3,200,597
5.50%, 03/17/32	2,890	2,955,961
5.70%, 03/17/35(c)	2,150	2,193,019
Teledyne FLIR LLC, 2.50%, 08/01/30	2,841	2,612,044
		675,709,139
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	3,680	3,639,967
3.25%, 08/15/32	2,615	2,457,500
3.70%, 08/01/47	1,635	1,254,075
4.00%, 08/15/45	3,518	2,938,908
4.20%, 05/01/30	4,090	4,094,156
4.60%, 03/01/28	1,904	1,926,677
4.60%, 03/01/33	2,244	2,274,074
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	3,225	2,851,871
2.38%, 12/01/29	4,038	3,759,486
2.60%, 04/15/30	3,669	3,416,273
3.13%, 12/01/49	1,877	1,196,225
4.15%, 03/15/47	3,040	2,352,182
4.38%, 05/15/28	4,885	4,886,994
4.38%, 06/15/45	1,808	1,473,173
4.65%, 05/15/33	3,210	3,162,270
5.00%, 02/14/34(c)	2,705	2,702,763
5.15%, 05/15/53(c)	3,305	2,901,086
6.00%, 05/15/37(c)	1,982	2,099,518
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Haleon U.S. Capital LLC
3.38%, 03/24/29	$6,120	$5,951,681
3.63%, 03/24/32	7,440	7,003,454
4.00%, 03/24/52	4,940	3,774,823
Kenvue, Inc.
4.85%, 05/22/32	2,910	2,941,201
4.90%, 03/22/33	6,150	6,184,416
5.00%, 03/22/30	6,070	6,188,938
5.05%, 03/22/28	4,845	4,910,188
5.05%, 03/22/53	6,695	6,036,917
5.10%, 03/22/43	3,500	3,319,635
5.20%, 03/22/63	3,475	3,105,881
Procter & Gamble Co.(The)
1.20%, 10/29/30	6,190	5,424,776
1.95%, 04/23/31	3,732	3,348,956
2.30%, 02/01/32	2,290	2,077,821
2.85%, 08/11/27	4,066	4,010,808
3.00%, 03/25/30	7,470	7,149,076
3.50%, 10/25/47	2,260	1,706,584
3.55%, 03/25/40	2,455	2,088,730
3.60%, 03/25/50	2,582	1,958,650
3.95%, 01/26/28	3,825	3,825,607
4.05%, 05/01/30	3,270	3,259,304
4.05%, 01/26/33	4,650	4,588,733
4.10%, 11/03/32	2,580	2,538,726
4.15%, 10/24/29	2,845	2,862,445
4.35%, 01/29/29	3,960	3,998,657
4.35%, 11/03/35	2,145	2,080,384
4.55%, 01/29/34	3,380	3,392,853
4.55%, 10/24/34	1,995	2,001,501
4.60%, 05/01/35(c)	2,405	2,396,587
5.55%, 03/05/37	3,620	3,841,781
5.80%, 08/15/34	1,825	1,968,337
Unilever Capital Corp.
1.38%, 09/14/30	3,481	3,083,304
1.75%, 08/12/31	3,810	3,344,570
2.13%, 09/06/29	4,875	4,567,108
2.90%, 05/05/27	7,940	7,855,062
3.50%, 03/22/28	7,264	7,185,238
4.25%, 08/12/27	3,350	3,358,253
4.63%, 08/12/34	3,590	3,549,077
4.88%, 09/08/28	2,650	2,692,236
5.00%, 12/08/33	3,181	3,249,622
5.90%, 11/15/32	4,560	4,923,109
Series 30Y, 2.63%, 08/12/51	3,350	2,035,405
		209,167,632
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	254,257
6.25%, 06/15/33(c)	315	327,124
WW Grainger, Inc.
3.75%, 05/15/46	2,451	1,890,552
4.20%, 05/15/47	1,270	1,039,627
4.45%, 09/15/34	2,265	2,218,883
4.60%, 06/15/45	4,845	4,282,661
		10,013,104
Diversified Financial Services — 0.8%
AEGON Funding Co. LLC, 5.63%, 05/07/36	1,625	1,620,710

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	$16,418	$15,817,255
3.30%, 01/30/32	17,904	16,375,295
3.40%, 10/29/33	6,947	6,174,013
3.65%, 07/21/27	4,805	4,756,711
3.85%, 10/29/41(c)	5,938	4,770,716
3.88%, 01/23/28	3,157	3,123,739
4.13%, 02/28/29	1,850	1,825,594
4.38%, 11/15/30	3,095	3,038,419
4.63%, 10/15/27	3,356	3,360,989
4.63%, 09/10/29	5,000	4,991,202
4.75%, 01/15/33	1,650	1,612,191
4.88%, 04/01/28	2,790	2,806,113
4.95%, 09/10/34	5,415	5,273,146
5.00%, 11/15/35	2,010	1,942,649
5.10%, 01/19/29	3,735	3,779,668
5.30%, 01/19/34	3,370	3,364,879
5.38%, 12/15/31	3,405	3,473,801
5.75%, 06/06/28	5,010	5,126,849
6.15%, 09/30/30	4,085	4,288,555
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)	920	936,189
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	3,415	3,537,806
Affiliated Managers Group, Inc.
3.30%, 06/15/30	2,691	2,531,665
5.50%, 08/20/34	1,480	1,477,290
5.50%, 02/15/36	1,775	1,751,432
Ally Financial, Inc.
2.20%, 11/02/28	3,840	3,624,508
4.75%, 06/09/27	3,620	3,630,577
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	1,150	1,161,493
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	2,290	2,276,177
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	2,540	2,579,179
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	3,055	3,097,896
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	3,280	3,423,171
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	2,955	3,073,308
7.10%, 11/15/27	3,425	3,547,044
8.00%, 11/01/31	11,405	12,730,687
American Express Co.
3.30%, 05/03/27	8,795	8,730,078
4.01%, 02/09/29, (1-day SOFR + 0.58%)(a)	6,060	6,018,603
4.05%, 05/03/29	5,170	5,150,660
4.05%, 12/03/42	6,565	5,463,633
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	6,370	6,357,461
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	5,906	5,760,415
4.44%, 05/03/30(a)	5,830	5,821,408
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)	4,250	4,204,596
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	6,830	6,867,040
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	9,090	8,797,161
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)(c)	5,895	5,909,001
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	3,325	3,307,165
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	6,645	6,742,137
5.04%, 07/26/28, (1-day SOFR + 0.93%)(a)	4,435	4,471,318
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	5,905	5,927,031
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	4,515	4,593,925
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	6,425	6,541,604
Security	Par (000)	Value
Diversified Financial Services (continued)
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	$7,960	$8,055,869
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)	1,900	1,889,788
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	5,735	5,847,661
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	6,825	7,019,535
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	1,260	1,285,430
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	6,750	7,003,084
5.85%, 11/05/27	7,535	7,706,477
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	2,735	2,838,164
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	5,360	5,752,530
American Express Credit Corp., 3.30%, 05/03/27	3,122	3,097,610
Ameriprise Financial, Inc.
4.50%, 05/13/32	2,955	2,939,232
5.15%, 05/15/33	2,815	2,870,365
5.20%, 04/15/35	2,465	2,473,891
5.70%, 12/15/28	3,370	3,481,759
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,356,608
Apollo Global Management, Inc.
4.60%, 01/15/31	1,525	1,509,588
5.15%, 08/12/35	2,800	2,722,987
5.70%, 03/30/36	2,200	2,207,255
5.80%, 05/21/54	2,670	2,524,344
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	2,505	2,450,438
6.38%, 11/15/33	2,304	2,462,160
Ares Management Corp.
5.60%, 10/11/54	2,455	2,198,770
6.38%, 11/10/28	2,620	2,722,180
BGC Group, Inc.
6.15%, 04/02/30	2,105	2,156,201
6.60%, 06/10/29	2,410	2,484,248
8.00%, 05/25/28	2,095	2,203,863
Blue Owl Finance LLC
3.13%, 06/10/31	3,510	3,056,853
4.13%, 10/07/51(c)	1,160	773,424
4.38%, 02/15/32(c)	2,340	2,105,537
6.25%, 04/18/34	4,110	4,027,245
Brookfield Asset Management Ltd.
4.65%, 11/15/30	2,270	2,250,057
4.83%, 04/15/31	2,175	2,158,742
5.30%, 01/15/36	4,305	4,200,008
5.80%, 04/24/35	2,325	2,369,837
6.08%, 09/15/55	2,615	2,584,033
Brookfield Capital Finance LLC, 6.09%, 06/14/33	2,340	2,456,005
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	3,460	2,995,582
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	3,650	2,409,818
Brookfield Finance, Inc.
2.72%, 04/15/31	2,925	2,657,244
3.50%, 03/30/51	3,756	2,515,088
3.63%, 02/15/52	2,497	1,691,285
3.90%, 01/25/28	6,821	6,743,701
4.35%, 04/15/30	4,574	4,497,079
4.70%, 09/20/47	4,556	3,807,235
4.85%, 03/29/29	5,132	5,151,382
5.33%, 01/15/36	1,600	1,570,769
5.68%, 01/15/35	2,775	2,819,094

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.97%, 03/04/54	$2,575	$2,510,475
6.35%, 01/05/34	3,215	3,414,913
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	5,043	4,345,592
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	3,100	2,736,155
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	4,165	4,014,919
3.65%, 05/11/27	4,707	4,675,893
3.80%, 01/31/28	6,310	6,239,726
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	2,405	2,364,395
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)	3,390	3,346,178
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	7,396	7,429,080
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	9,680	9,376,188
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	4,375	4,436,141
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	5,400	5,411,548
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	6,090	5,981,493
5.46%, 07/26/30, (1-day SOFR + 1.56%)(a)	2,535	2,587,476
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	4,402	4,470,858
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	4,235	4,350,370
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	6,160	6,327,028
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	5,185	5,319,114
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	4,890	5,069,605
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	2,650	2,698,378
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	7,648	7,908,073
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	8,195	8,653,428
6.70%, 11/29/32	3,945	4,301,402
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	6,470	7,141,087
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	4,465	5,150,160
Cboe Global Markets, Inc.
1.63%, 12/15/30	3,710	3,267,230
3.00%, 03/16/32	1,670	1,535,201
Charles Schwab Corp.(The)
1.65%, 03/11/31	3,679	3,219,529
1.95%, 12/01/31	3,611	3,154,147
2.00%, 03/20/28	5,232	5,020,813
2.30%, 05/13/31	3,538	3,185,615
2.75%, 10/01/29	2,254	2,136,580
2.90%, 03/03/32	4,728	4,290,976
3.20%, 01/25/28	5,023	4,943,548
3.25%, 05/22/29	3,195	3,104,410
4.00%, 02/01/29	3,808	3,783,651
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)	4,615	4,553,237
4.63%, 03/22/30	2,548	2,575,949
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)	6,300	6,141,299
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	3,340	3,427,195
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	5,250	5,503,784
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	4,765	5,082,572
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	4,610	4,805,913
CI Financial Corp.
3.20%, 12/17/30	4,548	4,076,337
4.10%, 06/15/51	900	598,141
CME Group, Inc.
2.65%, 03/15/32	4,411	4,008,345
3.75%, 06/15/28	4,503	4,463,809
4.15%, 06/15/48	2,878	2,386,156
4.40%, 03/15/30	2,955	2,965,181
5.30%, 09/15/43	3,499	3,448,122
Enact Holdings, Inc., 6.25%, 05/28/29	2,870	2,965,318
Franklin Resources, Inc.
1.60%, 10/30/30	4,637	4,093,723
2.95%, 08/12/51	1,840	1,138,463
Security	Par (000)	Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
1.85%, 09/15/32	$7,168	$6,058,748
2.10%, 06/15/30	6,487	5,908,098
2.65%, 09/15/40	4,988	3,638,555
3.00%, 06/15/50	6,132	3,972,244
3.00%, 09/15/60	6,030	3,521,842
3.10%, 09/15/27	3,980	3,918,368
3.63%, 09/01/28	2,280	2,245,920
3.75%, 09/21/28	3,997	3,944,342
3.95%, 12/01/28	1,690	1,675,790
4.00%, 09/15/27	7,545	7,519,593
4.20%, 03/15/31	1,760	1,737,315
4.25%, 09/21/48	5,510	4,454,127
4.35%, 06/15/29	6,895	6,881,697
4.60%, 03/15/33	7,050	6,983,471
4.95%, 06/15/52	5,842	5,235,217
5.20%, 06/15/62	4,515	4,035,762
5.25%, 06/15/31	3,160	3,256,880
Invesco Finance PLC, 5.38%, 11/30/43	1,919	1,815,689
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	1,415	1,421,007
Jefferies Financial Group, Inc.
2.63%, 10/15/31	4,825	4,217,522
2.75%, 10/15/32	2,910	2,470,716
4.15%, 01/23/30	5,190	5,037,458
5.13%, 04/28/31	3,250	3,207,057
5.50%, 02/15/36	4,765	4,582,895
5.88%, 07/21/28	5,135	5,246,462
6.20%, 04/14/34	6,140	6,281,445
6.25%, 01/15/36	2,893	2,954,546
6.45%, 06/08/27	2,726	2,776,335
6.50%, 01/20/43	1,639	1,621,549
Lazard Group LLC
4.38%, 03/11/29	3,832	3,794,131
4.50%, 09/19/28	3,288	3,276,281
5.63%, 08/01/35	990	990,921
6.00%, 03/15/31	2,165	2,259,235
Legg Mason, Inc., 5.63%, 01/15/44	2,758	2,688,105
LPL Holdings, Inc.
4.90%, 04/03/28	885	887,411
5.15%, 06/15/30	2,475	2,491,211
5.20%, 03/15/30	3,650	3,684,981
5.65%, 03/15/35	2,380	2,377,219
5.70%, 05/20/27	2,700	2,730,241
5.75%, 06/15/35	1,425	1,433,128
6.00%, 05/20/34	2,180	2,234,230
6.75%, 11/17/28	3,205	3,356,078
Marex Group PLC
5.68%, 04/21/31	2,175	2,173,218
5.83%, 05/08/28	459	463,343
6.40%, 11/04/29	2,460	2,533,204
Mastercard, Inc.
1.90%, 03/15/31	3,520	3,137,746
2.00%, 11/18/31	4,330	3,842,880
2.95%, 06/01/29	4,784	4,614,564
2.95%, 03/15/51	3,625	2,333,209
3.35%, 03/26/30	6,995	6,763,653
3.50%, 02/26/28	3,520	3,485,735
3.65%, 06/01/49	4,446	3,296,408
3.80%, 11/21/46	3,092	2,397,914
3.85%, 03/26/50	6,619	5,073,855

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.95%, 02/26/48	$2,536	$2,002,202
4.10%, 01/15/28	2,180	2,181,554
4.35%, 01/15/32	3,405	3,380,892
4.55%, 03/15/28	1,895	1,910,891
4.55%, 01/15/35	3,590	3,520,230
4.85%, 03/09/33	4,261	4,315,766
4.88%, 03/09/28	4,545	4,607,437
4.88%, 05/09/34	4,900	4,937,080
4.95%, 03/15/32	3,055	3,136,648
Nasdaq, Inc.
1.65%, 01/15/31(c)	4,206	3,699,822
2.50%, 12/21/40	3,860	2,695,871
3.25%, 04/28/50	4,188	2,795,051
3.95%, 03/07/52	1,707	1,259,742
5.35%, 06/28/28	6,156	6,270,892
5.55%, 02/15/34	4,358	4,499,670
5.95%, 08/15/53	1,999	2,002,694
6.10%, 06/28/63	3,069	3,096,736
Nomura Holdings, Inc.
2.17%, 07/14/28	5,732	5,443,027
2.61%, 07/14/31	4,845	4,336,013
2.68%, 07/16/30	4,810	4,411,373
2.71%, 01/22/29	3,360	3,191,784
3.00%, 01/22/32	4,485	4,044,711
3.10%, 01/16/30	5,835	5,502,595
4.90%, 07/01/30	3,570	3,570,375
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)	520	507,398
5.39%, 07/06/27	2,605	2,628,765
5.49%, 06/29/35(c)	2,180	2,200,002
5.59%, 07/02/27	3,465	3,503,623
5.61%, 07/06/29	2,680	2,750,807
5.78%, 07/03/34	4,185	4,318,252
5.84%, 01/18/28	3,915	3,993,442
6.07%, 07/12/28	3,470	3,573,184
6.09%, 07/12/33	2,327	2,451,693
6.18%, 01/18/33	2,220	2,346,164
ORIX Corp.
2.25%, 03/09/31	3,225	2,872,233
3.70%, 07/18/27	3,253	3,225,033
4.00%, 04/13/32	2,613	2,498,535
4.45%, 09/09/30	1,625	1,611,504
4.65%, 09/10/29	2,450	2,465,241
5.00%, 09/13/27	1,913	1,926,776
5.20%, 09/13/32(c)	2,320	2,360,212
5.40%, 02/25/35	2,125	2,145,942
Radian Group, Inc., 6.20%, 05/15/29	3,140	3,247,185
Raymond James Financial, Inc.
3.75%, 04/01/51	3,985	2,872,192
4.65%, 04/01/30	3,777	3,801,561
4.90%, 09/11/35	1,895	1,848,059
4.95%, 07/15/46	3,949	3,515,750
5.65%, 09/11/55	1,830	1,749,022
Stifel Financial Corp., 4.00%, 05/15/30	2,517	2,447,483
Sumisho Air Lease Corp.
2.10%, 09/01/28	2,115	1,993,651
2.88%, 01/15/32	4,523	4,026,313
3.00%, 02/01/30	2,676	2,497,363
3.13%, 12/01/30	2,923	2,701,284
3.25%, 10/01/29	1,721	1,633,429
3.63%, 12/01/27	2,504	2,465,963
4.40%, 03/24/28(b)	4,020	4,000,484
Security	Par (000)	Value
Diversified Financial Services (continued)
4.50%, 03/24/29(b)	$3,800	$3,775,758
4.63%, 10/01/28	2,129	2,123,352
4.85%, 03/24/31(b)	3,940	3,905,331
5.10%, 03/01/29	2,000	2,018,293
5.20%, 07/15/31	1,590	1,597,715
5.30%, 02/01/28	4,010	4,052,407
5.50%, 03/24/36(b)	3,900	3,862,116
5.85%, 12/15/27	1,770	1,803,832
Synchrony Financial
2.88%, 10/28/31	5,311	4,668,441
3.95%, 12/01/27	4,412	4,363,307
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	1,210	1,181,840
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	265	264,929
5.15%, 03/19/29	2,852	2,858,004
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	1,250	1,253,175
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)(c)	3,320	3,384,484
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	1,360	1,353,015
TPG Operating Group II LP
4.88%, 05/15/31	50	49,343
5.38%, 01/15/36	1,680	1,639,974
5.88%, 03/05/34	2,875	2,928,593
UBS Americas, Inc., 7.13%, 07/15/32	3,861	4,307,671
Visa, Inc.
0.75%, 08/15/27	2,919	2,799,876
1.10%, 02/15/31	5,977	5,184,193
2.00%, 08/15/50(c)	5,293	2,801,843
2.05%, 04/15/30	7,936	7,306,992
2.70%, 04/15/40	4,859	3,682,081
2.75%, 09/15/27	4,259	4,186,593
3.65%, 09/15/47	4,854	3,702,311
3.80%, 02/12/29	2,425	2,406,982
4.10%, 02/12/31	2,245	2,236,284
4.15%, 12/14/35(c)	7,229	6,915,891
4.30%, 12/14/45	16,539	14,077,773
4.40%, 02/12/33	2,095	2,074,198
4.70%, 02/12/36	2,175	2,153,038
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	1,479	1,423,486
4.80%, 06/15/46	2,039	1,747,957
5.00%, 09/20/34(c)	2,200	2,155,127
5.05%, 03/02/36	875	846,298
5.70%, 07/15/43	2,573	2,473,889
Western Union Co.(The)
2.75%, 03/15/31(c)	2,495	2,253,941
4.75%, 06/15/29	1,615	1,605,407
6.20%, 11/17/36(c)	2,947	3,051,000
		1,120,207,018
Electric — 2.3%
AEP Texas, Inc.
3.45%, 05/15/51	2,075	1,370,423
3.80%, 10/01/47	1,621	1,178,408
3.95%, 06/01/28	2,792	2,763,580
4.70%, 05/15/32	2,420	2,386,868
5.25%, 05/15/52	2,290	2,039,731
5.40%, 06/01/33	2,165	2,207,895
5.45%, 05/15/29	2,220	2,275,512
5.70%, 05/15/34	3,180	3,282,809
5.85%, 10/15/55	2,870	2,757,560
Series G, 4.15%, 05/01/49	1,556	1,170,069

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series H, 3.45%, 01/15/50	$2,327	$1,555,271
Series I, 2.10%, 07/01/30	3,195	2,900,982
Series Q, 5.20%, 04/15/36	2,675	2,629,814
AEP Transmission Co. LLC
3.15%, 09/15/49	999	653,397
3.75%, 12/01/47	2,535	1,877,147
3.80%, 06/15/49	1,896	1,393,526
4.00%, 12/01/46	1,890	1,485,059
4.25%, 09/15/48	1,732	1,383,953
4.50%, 06/15/52	2,540	2,084,520
5.15%, 04/01/34	1,705	1,715,949
5.38%, 06/15/35	930	944,849
5.40%, 03/15/53	2,840	2,670,291
Series M, 3.65%, 04/01/50	2,650	1,915,547
Series N, 2.75%, 08/15/51	2,244	1,345,257
AES Corp.(The)
2.45%, 01/15/31	6,010	5,351,963
5.45%, 06/01/28	4,380	4,422,687
5.80%, 03/15/32	580	589,814
Alabama Power Co.
3.00%, 03/15/52	3,460	2,175,586
3.05%, 03/15/32	1,020	938,871
3.13%, 07/15/51	2,845	1,840,998
3.45%, 10/01/49	2,933	2,043,035
3.75%, 09/01/27	2,590	2,575,408
3.75%, 03/01/45	3,328	2,556,348
3.85%, 12/01/42	1,677	1,345,174
3.94%, 09/01/32	2,740	2,633,490
4.15%, 08/15/44	2,000	1,630,336
4.30%, 01/02/46	1,852	1,526,831
5.10%, 04/02/35	2,005	2,023,168
5.85%, 11/15/33	1,835	1,938,048
6.00%, 03/01/39	1,414	1,493,614
6.13%, 05/15/38	1,325	1,423,396
Series 20-A, 1.45%, 09/15/30	3,214	2,834,713
Series A, 4.30%, 07/15/48	2,466	1,993,575
Series B, 3.70%, 12/01/47	2,676	1,976,145
Series C, 4.30%, 03/15/31	2,130	2,108,546
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(a)	1,550	1,522,241
Ameren Corp.
1.75%, 03/15/28	2,511	2,390,658
3.50%, 01/15/31	3,555	3,376,566
5.00%, 01/15/29	3,529	3,578,991
5.00%, 05/15/36	1,775	1,735,315
5.38%, 03/15/35	2,360	2,393,034
Ameren Illinois Co.
1.55%, 11/15/30	1,777	1,559,703
2.90%, 06/15/51	1,979	1,218,534
3.25%, 03/15/50	1,812	1,214,840
3.70%, 12/01/47	2,581	1,920,825
3.80%, 05/15/28	2,412	2,390,441
3.85%, 09/01/32	2,225	2,120,000
4.15%, 03/15/46	2,446	1,967,216
4.50%, 03/15/49	2,549	2,115,261
4.95%, 06/01/33	2,370	2,381,960
5.55%, 07/01/54	3,005	2,883,094
5.63%, 03/01/55	3,405	3,308,500
5.90%, 12/01/52	1,805	1,820,619
American Electric Power Co., Inc.
2.30%, 03/01/30	2,241	2,058,962
Security	Par (000)	Value
Electric (continued)
3.20%, 11/13/27	$2,983	$2,928,878
3.25%, 03/01/50	1,637	1,075,762
5.20%, 01/15/29	5,000	5,093,325
5.63%, 03/01/33	3,231	3,343,793
5.75%, 11/01/27	2,950	3,001,565
5.95%, 11/01/32	2,214	2,333,724
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	3,650	3,890,350
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)	2,180	2,272,820
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(a)	2,575	2,566,629
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(a)	1,745	1,738,307
Series J, 4.30%, 12/01/28	3,040	3,032,070
Appalachian Power Co.
4.40%, 05/15/44	1,544	1,266,362
4.45%, 06/01/45	1,758	1,438,943
4.50%, 08/01/32	2,205	2,161,952
5.65%, 04/01/34	1,840	1,895,464
7.00%, 04/01/38	2,085	2,321,916
Series AA, 2.70%, 04/01/31	2,042	1,859,600
Series X, 3.30%, 06/01/27	2,264	2,237,563
Series Y, 4.50%, 03/01/49	1,880	1,510,364
Series Z, 3.70%, 05/01/50	2,540	1,793,443
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,727,278
2.60%, 08/15/29	2,855	2,683,166
2.65%, 09/15/50	2,161	1,272,895
2.95%, 09/15/27	2,124	2,079,602
3.35%, 05/15/50	3,162	2,102,710
3.50%, 12/01/49	1,803	1,240,284
3.75%, 05/15/46	1,791	1,328,912
4.20%, 08/15/48	1,823	1,422,079
4.25%, 03/01/49	1,915	1,487,356
4.35%, 11/15/45	2,502	2,016,525
4.50%, 04/01/42	2,255	1,948,976
5.05%, 09/01/41	1,730	1,615,766
5.10%, 03/15/36	1,970	1,939,765
5.55%, 08/01/33	2,105	2,163,889
5.70%, 08/15/34	2,880	2,979,784
5.90%, 08/15/55	2,750	2,700,021
6.35%, 12/15/32	1,865	1,991,750
Atlantic City Electric Co.
2.30%, 03/15/31	2,069	1,861,661
4.00%, 10/15/28	2,547	2,527,538
Avangrid, Inc., 3.80%, 06/01/29	4,518	4,405,870
Avista Corp.
4.00%, 04/01/52	3,515	2,596,783
4.35%, 06/01/48	2,480	1,991,070
Baltimore Gas and Electric Co.
2.25%, 06/15/31	3,615	3,239,054
2.90%, 06/15/50	1,845	1,152,419
3.20%, 09/15/49	2,100	1,382,491
3.50%, 08/15/46	2,480	1,789,377
3.75%, 08/15/47	1,409	1,049,767
4.25%, 09/15/48	1,779	1,427,412
4.55%, 06/01/52	2,402	1,985,383
5.30%, 06/01/34	1,615	1,640,001
5.40%, 06/01/53	2,825	2,655,217
5.45%, 06/01/35	3,140	3,212,250
5.65%, 06/01/54	1,680	1,631,986
6.35%, 10/01/36	1,600	1,739,995

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Basin Electric Power Cooperative, 5.85%, 10/15/55(b)	$3,660	$3,568,930
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,731	2,368,692
2.85%, 05/15/51	6,845	4,128,889
3.25%, 04/15/28	3,717	3,648,858
3.70%, 07/15/30	5,510	5,349,158
3.80%, 07/15/48	3,811	2,803,913
4.25%, 10/15/50	4,327	3,383,961
4.45%, 01/15/49	4,586	3,732,514
4.50%, 02/01/45	3,214	2,742,425
4.60%, 05/01/53	4,475	3,679,421
5.15%, 11/15/43	3,378	3,163,150
5.95%, 05/15/37	2,518	2,667,908
6.13%, 04/01/36	7,268	7,790,271
Black Hills Corp.
2.50%, 06/15/30	2,057	1,886,463
3.05%, 10/15/29	2,332	2,214,036
3.88%, 10/15/49	2,664	1,934,287
4.20%, 09/15/46	1,490	1,162,134
4.35%, 05/01/33	1,655	1,573,277
4.55%, 01/31/31	2,610	2,586,853
5.95%, 03/15/28	2,790	2,857,500
6.00%, 01/15/35	1,800	1,867,268
6.15%, 05/15/34	1,395	1,471,419
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,365	1,847,015
3.60%, 03/01/52	2,720	1,933,537
3.95%, 03/01/48	2,968	2,302,501
4.50%, 04/01/44	3,025	2,614,620
4.80%, 03/15/30	2,315	2,342,306
4.95%, 04/01/33	2,495	2,505,866
5.05%, 03/01/35	1,915	1,916,248
5.15%, 03/01/34	1,140	1,150,272
5.20%, 10/01/28	3,155	3,215,933
5.30%, 04/01/53	1,390	1,300,715
Series AD, 2.90%, 07/01/50	3,130	1,965,494
Series AE, 2.35%, 04/01/31	1,825	1,640,142
Series AF, 3.35%, 04/01/51	3,750	2,555,556
Series AG, 3.00%, 03/01/32	1,985	1,812,374
Series ai., 4.45%, 10/01/32	2,825	2,783,762
Series AJ, 4.85%, 10/01/52	2,660	2,326,624
Series AQ, 4.95%, 08/15/35	930	920,726
Series AR, 4.85%, 04/01/36	1,130	1,107,064
Series K2, 6.95%, 03/15/33	735	818,715
CenterPoint Energy, Inc.
2.95%, 03/01/30	2,859	2,686,701
5.40%, 06/01/29	2,815	2,886,867
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)	1,610	1,604,365
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	1,890	1,924,965
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	2,500	2,581,523
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(c)	2,730	2,883,114
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	2,029	1,712,357
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,349	1,394,439
CMS Energy Corp.
3.45%, 08/15/27	2,048	2,022,520
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	1,720	1,585,571
Security	Par (000)	Value
Electric (continued)
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	$2,830	$2,767,364
4.88%, 03/01/44	1,725	1,506,185
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	1,920	1,964,772
Commonwealth Edison Co.
2.20%, 03/01/30	2,055	1,888,987
3.00%, 03/01/50	2,870	1,826,862
3.15%, 03/15/32	1,345	1,246,175
3.65%, 06/15/46	3,334	2,487,355
3.70%, 08/15/28	3,895	3,849,712
3.70%, 03/01/45	1,820	1,390,952
3.80%, 10/01/42	1,074	863,578
4.00%, 03/01/48	3,680	2,855,952
4.00%, 03/01/49	2,001	1,527,806
4.35%, 11/15/45	2,371	1,962,314
4.60%, 08/15/43	1,335	1,165,671
4.70%, 01/15/44	1,915	1,686,283
4.90%, 02/01/33	1,325	1,335,838
5.30%, 06/01/34	1,475	1,514,012
5.30%, 02/01/53	2,150	1,995,922
5.65%, 06/01/54	1,505	1,460,007
5.90%, 03/15/36	2,894	3,059,135
5.95%, 06/01/55	3,330	3,365,634
6.45%, 01/15/38	2,082	2,282,585
Series 122, 2.95%, 08/15/27	2,912	2,869,428
Series 123, 3.75%, 08/15/47	3,100	2,309,137
Series 127, 3.20%, 11/15/49	1,738	1,152,669
Series 130, 3.13%, 03/15/51	3,220	2,080,929
Series 131, 2.75%, 09/01/51	2,130	1,270,775
Series 133, 3.85%, 03/15/52	1,870	1,371,708
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	3,721	2,908,197
4.30%, 04/15/44	2,460	2,059,087
4.65%, 01/01/29	1,575	1,586,712
4.90%, 07/01/33	1,180	1,185,784
4.95%, 01/15/30	2,100	2,133,198
4.95%, 08/15/34	1,030	1,026,313
5.25%, 01/15/53	2,490	2,306,782
Series A, 2.05%, 07/01/31	2,130	1,883,426
Series A, 4.15%, 06/01/45	1,695	1,377,288
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	4,085	3,691,735
3.20%, 12/01/51	2,240	1,458,762
3.60%, 06/15/61	3,183	2,126,697
3.70%, 11/15/59	2,738	1,870,182
3.80%, 05/15/28	2,711	2,686,902
3.85%, 06/15/46	4,529	3,479,892
3.95%, 03/01/43	3,511	2,831,550
4.45%, 03/15/44	3,958	3,375,010
4.50%, 12/01/45	3,827	3,223,241
4.50%, 05/15/58	3,214	2,553,456
4.63%, 12/01/54	3,327	2,740,375
5.20%, 03/01/33	2,140	2,192,805
5.38%, 05/15/34	2,350	2,415,745
5.50%, 03/15/34	2,921	3,034,940
5.70%, 06/15/40	2,177	2,212,965
5.70%, 05/15/54	3,730	3,645,800
5.75%, 11/15/55	2,665	2,610,850
5.90%, 11/15/53	4,390	4,394,421
6.15%, 11/15/52	3,910	4,065,734
Series 05-A, 5.30%, 03/01/35	1,230	1,251,464
Series 06-A, 5.85%, 03/15/36	2,262	2,382,543

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 06-B, 6.20%, 06/15/36	$1,172	$1,258,512
Series 07-A, 6.30%, 08/15/37	1,583	1,716,000
Series 08-B, 6.75%, 04/01/38	2,063	2,328,623
Series 09-C, 5.50%, 12/01/39	2,891	2,907,402
Series 12-A, 4.20%, 03/15/42	2,033	1,710,482
Series 2017, 3.88%, 06/15/47	3,307	2,521,245
Series 20A, 3.35%, 04/01/30	4,004	3,844,011
Series 20B, 3.95%, 04/01/50	4,874	3,753,928
Series A, 4.13%, 05/15/49	3,627	2,838,831
Series B, 3.13%, 11/15/27	1,383	1,361,754
Series C, 3.00%, 12/01/60	2,428	1,410,994
Series C, 4.00%, 11/15/57	1,505	1,091,451
Series C, 4.30%, 12/01/56	2,059	1,593,230
Series D, 4.00%, 12/01/28	3,367	3,342,695
Series E, 4.65%, 12/01/48	4,074	3,450,658
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	160	152,824
3.90%, 01/08/28	4,615	4,580,690
4.40%, 01/15/31	1,710	1,692,937
4.63%, 02/01/29(b)	320	317,962
5.00%, 02/01/31(b)	870	872,519
5.60%, 03/01/28	4,075	4,157,989
5.60%, 06/15/42	4,023	3,951,038
5.75%, 10/01/41	1,811	1,823,415
5.75%, 03/15/54	4,595	4,487,660
5.80%, 03/01/33	2,600	2,725,205
5.88%, 01/15/66	2,380	2,290,118
6.13%, 01/15/34	1,480	1,581,667
6.25%, 10/01/39	3,392	3,581,245
6.50%, 10/01/53	4,615	4,904,651
Consumers Energy Co.
2.65%, 08/15/52	1,357	815,189
3.10%, 08/15/50	2,960	1,933,490
3.25%, 08/15/46	2,508	1,767,139
3.50%, 08/01/51	3,116	2,205,522
3.60%, 08/15/32	1,490	1,406,625
3.75%, 02/15/50	1,921	1,414,683
3.80%, 11/15/28	1,046	1,032,578
3.95%, 05/15/43	1,591	1,288,578
3.95%, 07/15/47	1,753	1,363,989
4.05%, 05/15/48	2,912	2,277,698
4.20%, 09/01/52	2,225	1,751,618
4.35%, 04/15/49	3,001	2,445,632
4.50%, 01/15/31	2,725	2,719,614
4.60%, 05/30/29	3,550	3,572,262
4.63%, 05/15/33	4,875	4,820,230
4.65%, 03/01/28	2,615	2,632,270
4.70%, 01/15/30	1,525	1,536,904
4.90%, 02/15/29	2,960	3,001,489
5.05%, 05/15/35	1,300	1,304,150
5.13%, 05/01/36	1,950	1,948,050
Dayton Power & Light Co.(The)
3.95%, 06/15/49	3,070	2,290,985
4.55%, 08/15/30	825	812,417
Delmarva Power & Light Co., 4.15%, 05/15/45	2,049	1,654,775
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	1,915	1,678,350
5.10%, 06/01/65	2,170	1,899,938
5.30%, 05/15/33	1,665	1,708,560
5.45%, 02/01/41	1,285	1,268,495
6.05%, 01/15/38	2,515	2,661,747
Security	Par (000)	Value
Electric (continued)
6.25%, 10/15/53	$2,250	$2,361,931
6.63%, 02/01/32	625	684,942
Series 2025, 5.30%, 01/15/35	2,000	2,040,664
Series A, 2.30%, 12/01/31	2,470	2,191,536
Dominion Energy, Inc.
4.25%, 06/01/28	3,492	3,481,229
4.35%, 08/15/32	1,900	1,842,730
4.60%, 05/15/28	3,095	3,105,394
4.70%, 12/01/44	2,190	1,865,116
4.85%, 08/15/52	2,755	2,310,031
5.00%, 06/15/30	3,200	3,246,391
5.38%, 11/15/32	4,110	4,202,786
5.45%, 03/15/35	3,570	3,602,408
6.00%, 02/15/56, (5-year CMT + 2.26%)(a)	1,000	1,001,019
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)	2,130	2,132,454
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	1,800	1,837,178
7.00%, 06/15/38	1,645	1,820,947
Series A, 4.60%, 03/15/49	1,920	1,557,231
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	540	560,431
Series B, 3.30%, 04/15/41	2,420	1,799,837
Series B, 5.95%, 06/15/35	2,567	2,685,202
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	4,170	4,439,393
Series C, 2.25%, 08/15/31	3,433	3,037,440
Series C, 3.38%, 04/01/30	6,959	6,650,767
Series C, 4.05%, 09/15/42	1,855	1,471,042
Series C, 4.90%, 08/01/41	2,420	2,177,665
Series E, 6.30%, 03/15/33	1,335	1,420,561
Series F, 5.25%, 08/01/33	2,555	2,579,950
DTE Electric Co.
2.25%, 03/01/30	2,767	2,560,158
2.95%, 03/01/50	3,132	2,009,206
3.70%, 03/15/45	2,670	2,031,482
3.70%, 06/01/46	2,345	1,760,878
3.75%, 08/15/47	2,537	1,897,394
3.95%, 03/01/49	3,154	2,418,043
4.25%, 05/14/27	2,050	2,056,115
4.30%, 07/01/44	1,716	1,430,570
5.20%, 04/01/33	2,795	2,866,646
5.20%, 03/01/34	2,355	2,406,267
5.25%, 05/15/35	3,080	3,121,029
5.40%, 04/01/53	2,945	2,782,758
5.85%, 05/15/55	2,930	2,930,561
Series A, 1.90%, 04/01/28	3,565	3,419,456
Series A, 3.00%, 03/01/32	2,385	2,198,683
Series A, 4.00%, 04/01/43	1,927	1,564,325
Series A, 4.05%, 05/15/48	2,556	1,992,339
Series A, 4.85%, 03/01/36	2,210	2,159,750
Series B, 3.25%, 04/01/51	2,626	1,749,620
Series B, 3.65%, 03/01/52	2,065	1,483,654
Series B, 5.55%, 03/01/56	2,385	2,286,375
Series C, 2.63%, 03/01/31	2,710	2,492,097
DTE Energy Co.
2.95%, 03/01/30	1,628	1,534,574
4.88%, 06/01/28	4,275	4,309,120
4.95%, 07/01/27	5,865	5,901,966
5.05%, 10/01/35	1,845	1,811,690
5.10%, 03/01/29	5,730	5,821,788
5.20%, 04/01/30	4,860	4,953,602
5.85%, 06/01/34	3,665	3,839,883

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 3.40%, 06/15/29	$3,160	$3,055,093
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,337,762
2.45%, 02/01/30	2,855	2,660,620
2.55%, 04/15/31	2,778	2,537,865
2.85%, 03/15/32	2,490	2,265,708
3.20%, 08/15/49	3,515	2,343,582
3.45%, 04/15/51	2,805	1,939,651
3.55%, 03/15/52	2,690	1,886,020
3.70%, 12/01/47	2,392	1,768,570
3.75%, 06/01/45	2,534	1,936,393
3.88%, 03/15/46	2,840	2,188,182
3.95%, 11/15/28	3,221	3,194,314
3.95%, 03/15/48	2,225	1,706,825
4.00%, 09/30/42	2,224	1,824,310
4.25%, 12/15/41	2,249	1,940,157
4.85%, 03/15/30	1,625	1,651,823
4.85%, 01/15/34	2,605	2,599,558
4.95%, 01/15/33	4,360	4,415,117
5.25%, 03/15/35	2,365	2,401,730
5.30%, 02/15/40	3,585	3,549,300
5.35%, 01/15/53	2,405	2,246,415
5.40%, 01/15/54	4,149	3,906,403
6.00%, 01/15/38	1,462	1,546,995
6.05%, 04/15/38	2,075	2,204,936
6.10%, 06/01/37	2,450	2,602,564
6.45%, 10/15/32	1,760	1,909,652
Series A, 6.00%, 12/01/28	1,804	1,877,291
Duke Energy Carolinas Nc Storm Funding II LLC
Series A-1, 4.23%, 07/01/37	1,000	981,316
Series A-2, 5.07%, 01/01/48	1,000	972,161
Duke Energy Carolinas SC Storm Funding LLC, Series A-1, 4.90%, 03/01/46	5,000	4,936,557
Duke Energy Corp.
2.45%, 06/01/30	3,910	3,605,254
2.55%, 06/15/31	3,425	3,093,514
3.15%, 08/15/27	3,563	3,515,166
3.30%, 06/15/41	3,758	2,832,384
3.40%, 06/15/29	2,687	2,605,607
3.50%, 06/15/51	3,670	2,454,938
3.75%, 09/01/46	6,737	4,958,811
3.95%, 08/15/47	2,420	1,805,490
4.20%, 06/15/49	2,840	2,163,495
4.30%, 03/15/28	4,550	4,542,991
4.50%, 08/15/32	5,220	5,142,805
4.80%, 12/15/45	3,044	2,608,268
4.85%, 01/05/29	2,305	2,327,951
4.95%, 09/15/35	3,655	3,575,987
5.00%, 12/08/27	2,520	2,546,487
5.00%, 08/15/52	5,165	4,408,688
5.45%, 06/15/34	3,210	3,282,798
5.70%, 09/15/55	4,365	4,112,199
5.75%, 09/15/33	2,970	3,103,266
5.80%, 06/15/54	3,030	2,896,555
6.10%, 09/15/53	3,275	3,262,239
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	1,285	1,340,073
Duke Energy Florida LLC
1.75%, 06/15/30	2,835	2,544,818
2.40%, 12/15/31	2,825	2,520,742
2.50%, 12/01/29	3,333	3,127,950
Security	Par (000)	Value
Electric (continued)
3.00%, 12/15/51	$2,672	$1,676,379
3.40%, 10/01/46	3,213	2,293,635
3.80%, 07/15/28	3,220	3,190,089
3.85%, 11/15/42	2,121	1,698,398
4.20%, 12/01/30	480	474,236
4.20%, 07/15/48	2,215	1,738,779
4.85%, 12/01/35	650	637,365
5.65%, 04/01/40	1,796	1,824,529
5.88%, 11/15/33	3,325	3,523,435
5.95%, 11/15/52	2,195	2,213,960
6.20%, 11/15/53	2,660	2,779,925
6.35%, 09/15/37	2,121	2,300,250
6.40%, 06/15/38	4,695	5,129,796
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(c)	855	780,547
Series 2035, 3.11%, 09/01/38(c)	1,485	1,279,185
Duke Energy Indiana LLC
2.75%, 04/01/50	3,120	1,886,720
3.75%, 05/15/46	1,754	1,326,153
5.25%, 03/01/34	1,760	1,798,490
5.40%, 04/01/53	2,220	2,062,586
5.90%, 05/15/55	1,375	1,370,699
6.12%, 10/15/35	1,419	1,509,746
6.35%, 08/15/38	1,583	1,722,276
6.45%, 04/01/39	2,173	2,364,987
Series DDDD, 4.95%, 03/15/36	1,980	1,945,645
Series WWW, 4.90%, 07/15/43	1,559	1,415,844
Series YYY, 3.25%, 10/01/49	2,740	1,842,417
Duke Energy Ohio, Inc.
2.13%, 06/01/30	2,278	2,075,033
3.65%, 02/01/29	2,271	2,231,313
3.70%, 06/15/46	1,942	1,442,560
4.30%, 02/01/49	2,057	1,629,006
5.25%, 04/01/33	1,775	1,814,409
5.30%, 06/15/35	1,510	1,529,279
5.55%, 03/15/54	2,050	1,951,017
5.65%, 04/01/53	1,565	1,510,527
Duke Energy Progress LLC
2.00%, 08/15/31	2,875	2,536,842
2.50%, 08/15/50	3,330	1,897,808
2.90%, 08/15/51	2,469	1,514,403
3.40%, 04/01/32	2,580	2,413,884
3.45%, 03/15/29	3,032	2,964,184
3.60%, 09/15/47	2,766	2,006,135
3.70%, 09/01/28	2,666	2,636,783
3.70%, 10/15/46	2,624	1,956,030
4.00%, 04/01/52	1,570	1,182,756
4.10%, 05/15/42	1,560	1,298,596
4.10%, 03/15/43	1,889	1,555,816
4.15%, 12/01/44	2,699	2,188,042
4.20%, 08/15/45	2,174	1,764,776
4.38%, 03/30/44	2,217	1,860,836
5.05%, 03/15/35	3,055	3,064,099
5.10%, 03/15/34	2,700	2,740,507
5.25%, 03/15/33	2,415	2,477,869
5.35%, 03/15/53	2,445	2,272,459
5.55%, 03/15/55	2,435	2,331,834
6.30%, 04/01/38	1,370	1,472,054
Edison International
4.13%, 03/15/28	2,905	2,860,255
4.80%, 03/15/31	2,460	2,401,014

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 05/05/28	$875	$874,108
5.25%, 11/15/28	3,105	3,120,598
5.25%, 03/15/32	1,730	1,706,697
5.45%, 06/15/29	3,175	3,195,498
5.75%, 06/15/27	3,198	3,221,019
6.25%, 03/15/30	610	630,440
6.95%, 11/15/29	2,805	2,946,832
El Paso Electric Co.
5.00%, 12/01/44	1,391	1,198,021
6.00%, 05/15/35	1,029	1,048,495
Emera U.S. Finance LLC
4.50%, 04/01/29	1,240	1,236,717
5.20%, 04/01/33	865	858,489
Emera U.S. Finance LP
2.64%, 06/15/31	2,410	2,145,789
4.75%, 06/15/46	6,921	5,741,489
Enel Chile SA, 4.88%, 06/12/28	4,642	4,679,752
Entergy Arkansas LLC
2.65%, 06/15/51	3,173	1,837,387
3.35%, 06/15/52	2,190	1,442,969
4.00%, 06/01/28	1,940	1,928,994
4.20%, 04/01/49	2,874	2,253,211
4.95%, 01/15/36	1,970	1,936,323
5.15%, 01/15/33	2,165	2,205,633
5.30%, 09/15/33	1,465	1,502,369
5.45%, 06/01/34	2,600	2,675,862
5.75%, 06/01/54	1,635	1,595,363
5.75%, 01/15/56	1,760	1,716,594
Entergy Corp.
1.90%, 06/15/28	3,140	2,982,143
2.40%, 06/15/31	2,660	2,374,939
2.80%, 06/15/30	3,112	2,899,644
3.75%, 06/15/50	2,854	2,022,627
5.88%, 06/15/56, (5-year CMT + 2.18%)(a)	1,310	1,309,771
6.10%, 06/15/56, (5-year CMT + 2.01%)(a)	1,640	1,634,099
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	1,930	1,986,777
Entergy Louisiana LLC
1.60%, 12/15/30	1,713	1,504,023
2.35%, 06/15/32	2,090	1,833,584
2.90%, 03/15/51	3,520	2,172,542
3.05%, 06/01/31(c)	1,595	1,483,422
3.10%, 06/15/41	1,241	931,018
3.12%, 09/01/27	2,345	2,313,609
3.25%, 04/01/28	2,589	2,545,346
4.00%, 03/15/33	3,542	3,374,359
4.20%, 09/01/48	4,281	3,384,820
4.20%, 04/01/50	2,801	2,181,492
4.75%, 09/15/52	2,420	2,045,016
4.90%, 04/15/36	2,290	2,232,639
4.95%, 01/15/45	2,170	1,972,173
5.15%, 09/15/34	3,460	3,493,000
5.35%, 03/15/34	2,080	2,135,129
5.65%, 04/15/56	2,315	2,221,457
5.70%, 03/15/54	3,285	3,187,337
5.80%, 03/15/55	2,735	2,683,767
Entergy Mississippi LLC
2.85%, 06/01/28	2,463	2,392,236
3.50%, 06/01/51	1,945	1,342,671
3.85%, 06/01/49	2,224	1,649,228
5.00%, 09/01/33	1,580	1,582,754
5.05%, 04/15/36	660	649,031
Security	Par (000)	Value
Electric (continued)
5.80%, 04/15/55	$2,060	$2,018,624
5.85%, 06/01/54	1,810	1,783,665
Entergy Texas, Inc.
1.75%, 03/15/31	2,950	2,585,005
3.55%, 09/30/49	2,615	1,830,835
4.00%, 03/30/29	1,832	1,817,300
4.50%, 03/30/39	1,155	1,052,160
5.00%, 09/15/52	1,800	1,572,769
5.25%, 04/15/35	2,125	2,145,110
5.55%, 09/15/54	2,005	1,893,433
5.80%, 09/01/53	1,780	1,756,777
Evergy Kansas Central, Inc.
3.25%, 09/01/49	2,003	1,343,617
3.45%, 04/15/50	2,105	1,458,812
4.10%, 04/01/43	2,260	1,853,824
4.13%, 03/01/42	2,692	2,239,239
4.25%, 12/01/45	1,959	1,587,390
4.70%, 03/13/28	1,580	1,586,837
5.25%, 03/15/35	2,120	2,134,724
5.70%, 03/15/53	1,935	1,891,608
5.90%, 11/15/33	1,368	1,445,845
Evergy Metro, Inc.
4.20%, 06/15/47	2,000	1,585,937
4.20%, 03/15/48	1,694	1,340,026
4.95%, 04/15/33	1,390	1,393,402
5.13%, 08/15/35	1,320	1,309,640
5.30%, 10/01/41	2,011	1,952,813
5.40%, 04/01/34	1,425	1,461,951
Series 2019, 4.13%, 04/01/49	1,843	1,455,868
Series 2020, 2.25%, 06/01/30	2,563	2,346,468
Evergy, Inc.
2.90%, 09/15/29	5,262	4,989,839
4.25%, 03/15/29	1,175	1,165,630
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	880	893,946
Eversource Energy
2.55%, 03/15/31	1,690	1,526,448
3.38%, 03/01/32	2,936	2,700,052
3.45%, 01/15/50	3,335	2,287,569
4.45%, 12/15/30	1,765	1,739,744
4.60%, 07/01/27	4,043	4,047,622
5.13%, 05/15/33	3,460	3,462,149
5.45%, 03/01/28	6,020	6,111,419
5.50%, 01/01/34	2,585	2,629,448
5.85%, 04/15/31	3,615	3,770,138
5.95%, 02/01/29	3,965	4,099,631
5.95%, 07/15/34	3,085	3,220,540
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(a)	390	387,657
Series B, 6.35%, 08/15/56, (5-year CMT + 2.33%)(a)	480	479,699
Series M, 3.30%, 01/15/28	2,216	2,171,688
Series O, 4.25%, 04/01/29	2,866	2,841,855
Series R, 1.65%, 08/15/30	3,101	2,732,011
Exelon Corp.
3.35%, 03/15/32	1,775	1,639,547
4.05%, 04/15/30	6,000	5,875,629
4.10%, 03/15/52	3,055	2,299,562
4.45%, 04/15/46	3,213	2,633,345
4.70%, 04/15/50	3,047	2,530,256
4.95%, 06/15/35	2,124	2,066,723
4.95%, 03/15/36	4,585	4,442,225

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.10%, 06/15/45	$3,025	$2,733,438
5.13%, 03/15/31	2,465	2,503,389
5.15%, 03/15/28	4,180	4,229,287
5.15%, 03/15/29	2,815	2,866,951
5.30%, 03/15/33	3,865	3,953,927
5.45%, 03/15/34	3,510	3,594,004
5.60%, 03/15/53	4,745	4,470,090
5.63%, 06/15/35	2,674	2,741,159
5.88%, 03/15/55	2,295	2,233,102
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	630	650,969
FirstEnergy Corp.
2.65%, 03/01/30	4,130	3,833,754
Series B, 2.25%, 09/01/30	1,830	1,650,089
Series B, 3.90%, 07/15/27	4,665	4,633,743
Series C, 3.40%, 03/01/50	4,150	2,765,266
Series C, 4.85%, 07/15/47	4,050	3,478,041
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28(b)	1,835	1,827,390
4.55%, 03/15/31(b)	1,875	1,864,442
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,735	1,732,233
4.75%, 01/15/33	1,830	1,808,433
5.00%, 01/15/35	1,905	1,878,191
Florida Power & Light Co.
2.45%, 02/03/32	6,363	5,708,501
2.88%, 12/04/51	5,442	3,383,297
3.15%, 10/01/49	3,819	2,554,061
3.70%, 12/01/47	3,057	2,282,916
3.80%, 12/15/42	2,166	1,737,393
3.95%, 03/01/48	4,752	3,705,429
3.99%, 03/01/49	2,855	2,212,028
4.05%, 06/01/42	2,750	2,313,631
4.05%, 10/01/44	2,513	2,044,881
4.13%, 02/01/42	2,973	2,532,726
4.13%, 06/01/48	2,591	2,064,223
4.40%, 05/15/28	3,665	3,680,712
4.63%, 05/15/30	4,150	4,184,409
4.70%, 02/15/36	2,890	2,812,399
4.80%, 05/15/33	3,435	3,441,171
4.95%, 06/01/35	1,834	1,828,312
5.00%, 08/01/34	1,470	1,478,620
5.05%, 04/01/28	6,620	6,726,860
5.10%, 04/01/33	3,320	3,386,879
5.15%, 06/15/29	4,906	5,027,649
5.25%, 02/01/41	1,964	1,943,566
5.30%, 06/15/34	4,840	4,974,171
5.30%, 04/01/53	3,375	3,156,406
5.60%, 06/15/54	3,920	3,823,432
5.60%, 02/15/66	4,105	3,919,968
5.63%, 04/01/34	2,315	2,422,902
5.65%, 02/01/37	1,695	1,778,722
5.69%, 03/01/40	2,083	2,149,118
5.70%, 03/15/55	3,780	3,738,652
5.80%, 03/15/65	1,753	1,730,655
5.95%, 02/01/38	2,533	2,706,829
5.96%, 04/01/39	1,910	2,028,829
Series A, 3.30%, 05/30/27	3,856	3,825,839
Georgia Power Co.
4.00%, 10/01/28	2,240	2,226,255
4.30%, 03/15/42	4,978	4,295,593
4.30%, 03/15/43	1,857	1,569,315
Security	Par (000)	Value
Electric (continued)
4.55%, 03/15/30	$2,760	$2,769,086
4.65%, 05/16/28	3,610	3,636,225
4.70%, 05/15/32	2,715	2,723,627
4.85%, 03/15/31	3,570	3,615,082
4.95%, 05/17/33	4,830	4,865,374
5.13%, 05/15/52	3,670	3,346,861
5.20%, 03/15/35	3,350	3,395,665
5.25%, 03/15/34	4,370	4,452,705
5.50%, 10/01/55	2,425	2,320,760
Series 10-C, 4.75%, 09/01/40	2,644	2,473,060
Series A, 3.25%, 03/15/51	3,650	2,447,075
Series B, 2.65%, 09/15/29	3,372	3,193,740
Series B, 3.70%, 01/30/50	2,143	1,562,312
Iberdrola International BV, 6.75%, 07/15/36	1,732	1,953,802
Idaho Power Co.
4.85%, 03/01/36	1,465	1,434,183
5.20%, 08/15/34	840	852,016
5.50%, 03/15/53	2,070	1,980,438
5.70%, 03/15/55	2,155	2,125,514
5.80%, 04/01/54	1,300	1,293,232
Series K, 4.20%, 03/01/48	2,531	2,023,653
Indiana Michigan Power Co.
3.25%, 05/01/51	2,280	1,490,833
3.85%, 05/15/28	2,059	2,040,097
4.25%, 08/15/48	1,875	1,482,878
5.60%, 03/15/56	4,170	4,012,371
5.63%, 04/01/53	2,110	2,038,082
6.05%, 03/15/37	695	738,997
Series K, 4.55%, 03/15/46	1,903	1,597,301
Series L, 3.75%, 07/01/47	1,293	954,372
Interstate Power and Light Co.
2.30%, 06/01/30	1,662	1,519,911
3.10%, 11/30/51	1,745	1,100,216
3.50%, 09/30/49	1,699	1,174,355
3.60%, 04/01/29	2,547	2,491,592
3.70%, 09/15/46	1,693	1,238,541
4.10%, 09/26/28	3,221	3,197,634
4.95%, 09/30/34	1,115	1,098,102
5.45%, 09/30/54	1,625	1,504,494
5.60%, 06/29/35	2,575	2,641,805
5.60%, 10/01/55	1,765	1,674,468
5.70%, 10/15/33	1,145	1,191,035
6.25%, 07/15/39	1,220	1,287,800
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,775	2,677,831
5.75%, 04/01/34	1,790	1,773,081
ITC Holdings Corp.
3.35%, 11/15/27	2,005	1,973,769
5.30%, 07/01/43	1,926	1,762,210
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	2,410	2,389,354
4.40%, 01/15/31(b)	2,520	2,487,452
5.10%, 01/15/35	1,500	1,495,207
5.15%, 01/15/36(b)	2,180	2,167,434
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	563	542,593
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	1,158	1,088,211
Kentucky Utilities Co.
3.30%, 06/01/50	2,760	1,853,466
4.38%, 10/01/45	2,796	2,311,319

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.13%, 11/01/40	$3,514	$3,377,163
5.45%, 04/15/33	1,790	1,843,584
5.85%, 08/15/55	1,790	1,776,171
Louisville Gas and Electric Co.
4.25%, 04/01/49	2,165	1,718,208
5.45%, 04/15/33	1,900	1,962,111
5.85%, 08/15/55	2,520	2,493,454
MidAmerican Energy Co.
2.70%, 08/01/52	2,985	1,797,369
3.10%, 05/01/27	3,810	3,772,939
3.15%, 04/15/50	3,332	2,215,210
3.65%, 04/15/29	4,220	4,143,988
3.65%, 08/01/48	3,593	2,636,760
3.95%, 08/01/47	2,578	1,995,666
4.25%, 05/01/46	1,715	1,404,599
4.25%, 07/15/49	4,419	3,541,871
4.40%, 10/15/44	2,092	1,766,287
4.80%, 09/15/43	2,062	1,850,742
5.30%, 02/01/55	2,560	2,370,207
5.35%, 01/15/34	1,470	1,510,102
5.50%, 11/15/56	1,390	1,326,213
5.75%, 11/01/35	1,050	1,102,111
5.80%, 10/15/36	1,544	1,627,184
5.85%, 09/15/54	3,145	3,146,272
6.75%, 12/30/31	1,715	1,905,563
Mississippi Power Co.
3.95%, 03/30/28	1,740	1,728,706
Series 12-A, 4.25%, 03/15/42	2,011	1,682,536
Series B, 3.10%, 07/30/51	1,518	977,093
National Grid PLC
5.42%, 01/11/34	2,510	2,561,525
5.60%, 06/12/28	2,080	2,125,893
5.81%, 06/12/33	2,597	2,709,155
National Grid USA, 5.80%, 04/01/35	1,047	1,086,317
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,279	1,955,600
1.65%, 06/15/31	1,855	1,605,283
2.40%, 03/15/30	2,635	2,440,948
2.75%, 04/15/32	2,270	2,045,308
3.40%, 02/07/28	3,470	3,419,980
3.70%, 03/15/29	1,760	1,727,502
3.90%, 11/01/28	2,153	2,128,497
3.95%, 12/10/27	2,045	2,034,650
4.02%, 11/01/32	2,039	1,960,264
4.12%, 09/16/27	2,170	2,164,619
4.15%, 12/15/32	1,800	1,749,634
4.30%, 12/10/30	1,800	1,785,001
4.30%, 03/15/49	2,929	2,389,982
4.40%, 05/11/29	1,300	1,299,714
4.40%, 11/01/48	3,980	3,261,223
4.75%, 02/07/28	1,045	1,052,517
4.80%, 03/15/28	3,730	3,758,349
4.85%, 02/07/29	2,140	2,164,654
4.95%, 02/07/30	1,145	1,164,035
5.00%, 02/07/31(c)	2,095	2,137,484
5.00%, 08/15/34	730	736,043
5.05%, 09/15/28	2,284	2,319,089
5.10%, 05/06/27	2,295	2,315,513
5.15%, 06/15/29	2,500	2,556,445
5.80%, 01/15/33	2,890	3,049,426
Security	Par (000)	Value
Electric (continued)
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	$2,230	$2,317,554
Series C, 8.00%, 03/01/32	2,028	2,352,623
Series D, 4.05%, 02/09/29	2,815	2,794,401
Series D, 4.15%, 08/25/28	2,480	2,469,039
Nevada Power Co.
5.90%, 05/01/53	1,375	1,357,204
6.00%, 03/15/54	2,375	2,375,890
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	290	291,811
Series CC, 3.70%, 05/01/29	2,564	2,512,088
Series DD, 2.40%, 05/01/30	2,080	1,922,143
Series EE, 3.13%, 08/01/50	1,825	1,165,280
Series N, 6.65%, 04/01/36	1,765	1,947,821
Series R, 6.75%, 07/01/37	1,695	1,884,324
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	6,030	5,730,819
2.25%, 06/01/30	8,363	7,629,266
2.44%, 01/15/32	4,788	4,228,887
2.75%, 11/01/29	5,185	4,911,926
3.00%, 01/15/52	2,595	1,596,786
3.50%, 04/01/29	3,252	3,168,493
3.55%, 05/01/27	8,022	7,965,841
4.40%, 03/01/31	3,225	3,201,508
4.63%, 07/15/27	7,150	7,178,117
4.69%, 09/01/27	3,535	3,551,413
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	2,713	2,662,361
4.85%, 02/04/28	3,000	3,025,141
4.90%, 02/28/28	6,425	6,480,588
4.90%, 03/15/29	4,835	4,897,834
5.00%, 02/28/30(c)	4,935	5,012,560
5.00%, 07/15/32	4,432	4,473,154
5.05%, 03/15/30	5,395	5,488,922
5.05%, 02/28/33	4,385	4,429,503
5.25%, 03/15/34	5,390	5,458,301
5.25%, 02/28/53	5,330	4,801,849
5.30%, 03/15/32	2,945	3,019,025
5.45%, 03/15/35	4,240	4,322,517
5.55%, 03/15/54	3,550	3,327,395
5.65%, 05/01/79(a)	1,416	1,409,170
5.85%, 03/01/56	2,715	2,638,129
5.90%, 03/15/55	3,375	3,306,773
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	350	357,555
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	1,020	1,059,095
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	1,320	1,354,055
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	2,560	2,680,393
Northern States Power Co./MN
2.25%, 04/01/31	2,530	2,285,770
2.60%, 06/01/51	3,479	2,085,792
2.90%, 03/01/50	3,214	2,071,403
3.20%, 04/01/52	2,320	1,563,548
3.40%, 08/15/42	2,028	1,555,062
3.60%, 09/15/47	2,493	1,840,017
4.50%, 06/01/52	1,900	1,575,374
4.85%, 05/15/36	4,175	4,108,168
5.05%, 05/15/35	3,115	3,133,008
5.10%, 05/15/53	3,550	3,208,937
5.35%, 11/01/39	1,950	1,943,902
5.40%, 03/15/54	2,905	2,749,741
5.55%, 05/15/56	2,800	2,695,917
5.65%, 05/15/55	2,050	2,002,402
6.20%, 07/01/37	1,483	1,611,262

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.25%, 06/01/36	$1,390	$1,508,879
Northern States Power Co./WI, 5.65%, 06/15/54	1,725	1,684,627
NorthWestern Corp., 4.18%, 11/15/44	505	410,849
NSTAR Electric Co.
1.95%, 08/15/31	1,416	1,240,279
3.10%, 06/01/51	1,940	1,260,798
3.20%, 05/15/27	2,911	2,882,806
3.25%, 05/15/29	1,957	1,894,616
3.95%, 04/01/30	2,287	2,243,751
4.40%, 03/01/44	1,455	1,235,329
4.55%, 06/01/52	2,165	1,802,085
4.85%, 03/01/30	1,975	1,998,895
4.95%, 09/15/52	1,730	1,530,004
5.20%, 03/01/35	3,000	3,018,659
5.40%, 06/01/34	2,550	2,608,917
5.50%, 03/15/40	1,325	1,308,494
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	2,000	2,032,948
OGE Energy Corp., 5.45%, 05/15/29	2,240	2,292,308
Oglethorpe Power Corp.
3.75%, 08/01/50	2,260	1,602,445
4.50%, 04/01/47	3,140	2,561,988
5.05%, 10/01/48	2,820	2,469,831
5.25%, 09/01/50	1,807	1,617,057
5.38%, 11/01/40	2,180	2,113,975
5.80%, 06/01/54	1,460	1,401,228
5.90%, 02/01/55	1,660	1,613,837
5.95%, 11/01/39	1,511	1,560,502
6.20%, 12/01/53	2,435	2,472,104
Ohio Edison Co., 6.88%, 07/15/36	1,540	1,724,154
Ohio Power Co.
4.00%, 06/01/49	2,237	1,660,182
4.15%, 04/01/48	2,012	1,551,752
5.00%, 06/01/33	1,735	1,730,745
5.65%, 06/01/34	1,990	2,046,163
Series P, 2.60%, 04/01/30	2,028	1,880,846
Series Q, 1.63%, 01/15/31	3,041	2,654,155
Series R, 2.90%, 10/01/51	2,770	1,657,556
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	2,091	1,996,518
3.30%, 03/15/30	1,911	1,823,742
3.80%, 08/15/28	2,987	2,953,313
3.85%, 08/15/47	2,109	1,604,651
4.15%, 04/01/47	1,970	1,564,691
5.40%, 01/15/33	2,345	2,418,572
5.60%, 04/01/53	3,900	3,735,012
5.80%, 04/01/55	1,845	1,815,832
5.90%, 04/01/56	2,040	2,038,400
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,710	1,577,645
2.75%, 05/15/30	2,937	2,751,030
3.10%, 09/15/49	3,360	2,177,304
3.70%, 11/15/28	4,418	4,352,984
3.70%, 05/15/50	2,146	1,552,461
3.75%, 04/01/45	2,806	2,149,187
3.80%, 09/30/47	1,837	1,373,107
3.80%, 06/01/49	2,088	1,529,595
4.10%, 11/15/48	1,985	1,548,854
4.15%, 06/01/32	2,140	2,078,091
4.30%, 05/15/28	1,450	1,450,069
Security	Par (000)	Value
Electric (continued)
4.50%, 03/15/31(b)	$5,025	$4,991,443
4.55%, 09/15/32	3,010	2,974,397
4.55%, 12/01/41	2,081	1,837,319
4.60%, 06/01/52	1,670	1,363,480
4.65%, 11/01/29	2,675	2,695,858
4.95%, 09/15/52	3,975	3,474,523
5.25%, 09/30/40	1,752	1,700,469
5.30%, 06/01/42	1,793	1,716,291
5.35%, 04/01/35	1,710	1,742,335
5.35%, 10/01/52	1,420	1,307,438
5.55%, 06/15/54	3,385	3,209,833
5.65%, 11/15/33	3,400	3,557,686
5.75%, 03/15/29	1,829	1,891,086
5.80%, 04/01/55	2,260	2,224,184
5.90%, 03/15/56(b)	5,065	5,022,476
7.00%, 05/01/32	1,739	1,934,590
7.25%, 01/15/33	1,672	1,895,832
7.50%, 09/01/38	1,284	1,518,679
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,905	4,765,001
2.50%, 02/01/31	9,373	8,432,128
3.00%, 06/15/28	3,975	3,843,484
3.25%, 06/01/31	4,145	3,832,789
3.30%, 12/01/27	5,612	5,507,360
3.30%, 08/01/40	4,417	3,301,516
3.50%, 08/01/50	8,705	5,751,683
3.75%, 07/01/28	4,534	4,450,502
3.75%, 08/15/42	1,863	1,389,187
3.95%, 12/01/47	3,938	2,872,394
4.00%, 12/01/46	2,549	1,871,241
4.20%, 03/01/29	2,215	2,185,389
4.20%, 06/01/41	2,217	1,805,464
4.25%, 03/15/46	2,302	1,763,672
4.30%, 03/15/45	2,909	2,276,857
4.40%, 03/01/32	2,325	2,250,183
4.45%, 04/15/42	2,016	1,662,232
4.50%, 07/01/40	8,298	7,130,606
4.55%, 07/01/30	13,814	13,650,286
4.60%, 06/15/43	1,517	1,249,566
4.65%, 08/01/28	2,063	2,062,396
4.75%, 02/15/44	3,270	2,732,124
4.95%, 07/01/50	13,752	11,418,861
5.00%, 06/04/28	3,265	3,293,224
5.05%, 10/15/32	2,180	2,173,366
5.20%, 05/01/36	2,795	2,724,177
5.25%, 03/01/52	2,625	2,248,450
5.45%, 06/15/27	2,374	2,395,331
5.55%, 05/15/29	4,085	4,178,262
5.70%, 03/01/35	3,265	3,308,072
5.80%, 05/15/34	4,615	4,730,204
5.90%, 06/15/32	3,135	3,254,631
5.90%, 10/01/54	3,285	3,072,311
6.00%, 08/15/35	3,325	3,436,701
6.00%, 05/01/56	2,785	2,648,962
6.10%, 01/15/29	5,895	6,092,300
6.10%, 10/15/55	3,500	3,373,400
6.15%, 01/15/33	3,695	3,873,622
6.15%, 03/01/55	3,435	3,335,055
6.40%, 06/15/33	4,645	4,938,354
6.70%, 04/01/53	3,455	3,581,648
6.75%, 01/15/53	6,645	6,923,445

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.95%, 03/15/34	$3,835	$4,207,922
PacifiCorp
2.70%, 09/15/30	2,590	2,379,831
2.90%, 06/15/52(c)	4,690	2,752,239
3.30%, 03/15/51	2,464	1,578,010
3.50%, 06/15/29	2,455	2,372,903
4.10%, 02/01/42	1,213	967,323
4.13%, 01/15/49	2,965	2,229,383
4.15%, 02/15/50	2,747	2,062,283
4.25%, 03/15/29	1,325	1,312,207
4.65%, 04/15/29	2,200	2,201,425
5.10%, 02/15/29	3,355	3,395,134
5.10%, 04/15/31	2,200	2,222,884
5.25%, 06/15/35	1,434	1,406,756
5.30%, 02/15/31	3,830	3,899,881
5.35%, 12/01/53	5,040	4,447,993
5.45%, 04/15/33	3,330	3,392,663
5.45%, 02/15/34	4,400	4,451,517
5.50%, 05/15/54	4,650	4,191,870
5.75%, 04/01/37	1,900	1,920,109
5.80%, 04/15/36	3,300	3,388,694
5.80%, 01/15/55	6,550	6,167,375
6.00%, 01/15/39	3,038	3,090,836
6.10%, 08/01/36	1,575	1,638,593
6.25%, 10/15/37	2,466	2,582,555
6.35%, 07/15/38	1,490	1,565,180
7.70%, 11/15/31	1,155	1,302,921
PECO Energy Co.
2.80%, 06/15/50	800	487,959
2.85%, 09/15/51	1,750	1,067,302
3.00%, 09/15/49	1,935	1,242,409
3.05%, 03/15/51	1,270	812,152
3.70%, 09/15/47	1,821	1,355,613
3.90%, 03/01/48	3,047	2,323,381
4.15%, 10/01/44	1,465	1,194,440
4.38%, 08/15/52	1,990	1,603,843
4.60%, 05/15/52	1,800	1,495,628
4.88%, 09/15/35	2,770	2,743,282
4.90%, 06/15/33	2,557	2,576,018
5.25%, 09/15/54	2,260	2,075,624
5.65%, 09/15/55	2,580	2,523,144
5.95%, 10/01/36	1,095	1,164,050
PG&E Recovery Funding LLC
5.05%, 07/15/34	72	72,526
Series A-1, 4.84%, 06/01/35	3,211	3,241,470
Series A-2, 5.23%, 06/01/42	4,000	4,002,937
Series A-2, 5.26%, 01/15/40	825	841,980
Series A-3, 5.53%, 06/01/51	3,980	3,944,547
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	2,475	2,446,685
Series A-2, 4.26%, 06/01/38	10,350	9,967,537
Series A-2, 4.72%, 06/01/37	2,575	2,520,553
Series A-3, 4.38%, 06/03/41	4,000	3,736,633
Series A-3, 5.08%, 06/01/43	2,300	2,238,498
Series A-4, 4.45%, 12/01/49	20,000	17,499,876
Series A-4, 5.21%, 12/01/49	2,540	2,413,382
Series A-5, 4.67%, 12/01/53	3,090	2,686,479
Series A-5, 5.10%, 06/01/54	2,030	1,845,766
Pinnacle West Capital Corp.
4.90%, 05/15/28	2,730	2,753,124
5.15%, 05/15/30	1,390	1,412,277
Security	Par (000)	Value
Electric (continued)
Potomac Electric Power Co.
4.15%, 03/15/43	$3,009	$2,482,892
5.20%, 03/15/34	1,800	1,831,335
5.50%, 03/15/54	1,490	1,409,570
6.50%, 11/15/37	1,510	1,659,147
PPL Capital Funding, Inc.
4.13%, 04/15/30	2,130	2,092,661
5.25%, 09/01/34	1,605	1,620,141
PPL Electric Utilities Corp.
3.00%, 10/01/49	2,192	1,410,713
3.95%, 06/01/47	2,183	1,689,974
4.13%, 06/15/44	1,793	1,470,691
4.15%, 10/01/45	2,125	1,730,937
4.15%, 06/15/48	2,830	2,246,555
4.75%, 07/15/43	2,085	1,861,501
4.85%, 02/15/34	2,575	2,570,726
5.00%, 05/15/33	2,820	2,845,774
5.25%, 05/15/53	3,510	3,248,586
5.55%, 08/15/55	3,105	3,000,394
6.25%, 05/15/39	1,100	1,186,971
Progress Energy, Inc.
6.00%, 12/01/39	2,852	2,946,125
7.00%, 10/30/31	2,065	2,270,019
7.75%, 03/01/31	2,934	3,299,223
Public Service Co. of Colorado
1.88%, 06/15/31	1,580	1,380,614
3.60%, 09/15/42	1,943	1,491,744
3.70%, 06/15/28	2,565	2,531,966
3.80%, 06/15/47	2,189	1,627,765
4.05%, 09/15/49	2,031	1,550,705
4.10%, 06/01/32	1,645	1,593,101
4.10%, 06/15/48	1,750	1,357,952
4.15%, 03/13/29	1,770	1,760,492
4.30%, 03/15/44	1,576	1,304,179
4.50%, 06/01/52	2,065	1,671,149
5.05%, 06/15/36	890	874,016
5.15%, 09/15/35	2,645	2,630,958
5.25%, 04/01/53	4,095	3,706,782
5.35%, 05/15/34	3,900	3,966,021
5.75%, 05/15/54	2,800	2,721,301
5.85%, 05/15/55	3,630	3,589,421
6.50%, 08/01/38	610	669,214
Series 17, 6.25%, 09/01/37	1,704	1,829,909
Series 34, 3.20%, 03/01/50	2,729	1,797,834
Series 35, 1.90%, 01/15/31	2,039	1,806,105
Series 36, 2.70%, 01/15/51	2,320	1,364,747
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,845	1,329,185
4.40%, 07/01/28	2,570	2,573,382
5.15%, 01/15/53	1,725	1,573,031
5.35%, 10/01/33	2,645	2,722,433
Series V, 2.20%, 06/15/31	590	524,291
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,515	2,499,895
5.25%, 01/15/33	2,275	2,308,531
5.45%, 01/15/36	4,145	4,174,191
Series J, 2.20%, 08/15/31	1,835	1,613,362
Series K, 3.15%, 08/15/51	790	501,942
Public Service Electric and Gas Co.
1.90%, 08/15/31	2,310	2,024,168
2.05%, 08/01/50	3,050	1,596,233

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.45%, 01/15/30	$2,224	$2,073,331
2.70%, 05/01/50	2,135	1,317,776
3.00%, 05/15/27	2,874	2,842,194
3.00%, 03/01/51	1,640	1,047,291
3.10%, 03/15/32	1,204	1,107,475
3.15%, 01/01/50	2,525	1,669,869
3.20%, 05/15/29	2,059	1,996,020
3.20%, 08/01/49	2,615	1,750,697
3.60%, 12/01/47	2,734	2,003,239
3.65%, 09/01/28	2,093	2,061,320
3.65%, 09/01/42	1,685	1,327,176
3.70%, 05/01/28	2,284	2,260,974
3.80%, 01/01/43	1,154	918,902
3.80%, 03/01/46	2,663	2,044,809
3.85%, 05/01/49	2,622	1,986,988
3.95%, 05/01/42	1,430	1,175,255
4.05%, 05/01/48	2,911	2,275,893
4.65%, 03/15/33	2,685	2,666,136
4.85%, 08/01/34	2,455	2,440,553
4.90%, 12/15/32	2,253	2,278,232
4.90%, 08/15/35	1,420	1,412,321
5.05%, 03/01/35	1,370	1,379,084
5.13%, 03/15/53	1,665	1,515,426
5.20%, 08/01/33	1,280	1,309,597
5.20%, 03/01/34	1,990	2,024,755
5.30%, 08/01/54	2,385	2,222,020
5.45%, 08/01/53	1,350	1,286,754
5.45%, 03/01/54	2,360	2,245,266
5.50%, 03/01/40	1,347	1,352,770
5.80%, 05/01/37	1,203	1,277,231
Series Q, 5.50%, 03/01/55	600	577,485
Series R, 4.20%, 01/01/31	1,660	1,640,276
Series R, 5.63%, 01/01/56	1,160	1,137,410
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,783	2,453,425
2.45%, 11/15/31	3,160	2,808,372
4.90%, 03/15/30	2,060	2,080,224
5.20%, 04/01/29	3,615	3,679,019
5.40%, 03/15/35	1,870	1,886,618
5.45%, 04/01/34	2,505	2,552,333
5.85%, 11/15/27	2,190	2,236,104
5.88%, 10/15/28	3,285	3,385,390
6.13%, 10/15/33	2,095	2,222,387
Puget Energy, Inc.
2.38%, 06/15/28	3,705	3,540,327
4.10%, 06/15/30	2,744	2,662,574
4.22%, 03/15/32	2,039	1,946,965
5.73%, 03/15/35	975	980,960
Puget Sound Energy, Inc.
2.89%, 09/15/51	2,155	1,330,720
3.25%, 09/15/49	3,673	2,450,104
4.22%, 06/15/48	3,950	3,156,863
4.30%, 05/20/45	2,352	1,922,863
5.33%, 06/15/34	1,865	1,895,008
5.45%, 06/01/53	670	632,314
5.60%, 09/15/55	3,250	3,131,973
5.64%, 04/15/41	840	835,075
5.69%, 06/15/54	1,785	1,749,889
5.76%, 10/01/39	1,440	1,463,132
5.80%, 03/15/40	1,385	1,398,843
6.27%, 03/15/37	1,125	1,203,748
Security	Par (000)	Value
Electric (continued)
San Diego Gas & Electric Co.
3.70%, 03/15/52	$2,360	$1,670,959
4.15%, 05/15/48	2,260	1,760,680
4.50%, 08/15/40	1,903	1,713,563
4.95%, 08/15/28	3,767	3,816,922
5.35%, 04/01/53	3,805	3,516,494
5.40%, 04/15/35	2,540	2,582,576
5.55%, 04/15/54	2,895	2,741,874
6.00%, 06/01/39	1,050	1,095,068
Series DDDD, 5.20%, 03/15/36	1,645	1,640,184
Series EEEE, 5.95%, 03/15/56	1,850	1,842,665
Series RRR, 3.75%, 06/01/47	2,420	1,788,983
Series TTT, 4.10%, 06/15/49	2,284	1,754,518
Series UUU, 3.32%, 04/15/50	2,291	1,529,740
Series VVV, 1.70%, 10/01/30	4,879	4,327,140
Series WWW, 2.95%, 08/15/51	3,970	2,482,997
Series XXX, 3.00%, 03/15/32	2,655	2,419,686
SCE Recovery Funding LLC
4.45%, 03/15/36	1,000	988,682
5.34%, 03/15/47	1,000	992,396
Sempra
3.25%, 06/15/27	4,103	4,047,419
3.40%, 02/01/28	5,127	5,030,192
3.70%, 04/01/29	3,288	3,213,019
3.80%, 02/01/38	4,602	3,889,219
4.00%, 02/01/48	3,507	2,610,027
5.25%, 03/15/36	3,350	3,307,858
5.50%, 08/01/33	4,200	4,324,858
6.00%, 10/15/39	3,350	3,420,534
6.38%, 04/01/56, (5-year CMT + 2.63%)(a)	10	10,092
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	1,955	1,975,712
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	825	831,501
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	25	25,124
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	1,890	1,920,740
Sierra Pacific Power Co.
5.90%, 03/15/54	2,155	2,124,547
6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	1,595	1,565,726
6.38%, 09/15/56, (5-year CMT + 2.64%)(a)	1,125	1,121,544
Southern California Edison Co.
2.25%, 06/01/30	3,162	2,864,097
2.75%, 02/01/32	2,950	2,627,960
2.85%, 08/01/29	2,558	2,414,350
3.45%, 02/01/52	2,860	1,857,009
3.65%, 02/01/50	5,619	3,843,704
4.00%, 04/01/47	7,889	5,817,717
4.05%, 03/15/42	2,187	1,711,625
4.50%, 09/01/40	1,995	1,714,631
4.65%, 10/01/43	3,888	3,245,708
4.80%, 03/15/33	3,300	3,230,059
5.15%, 06/01/29	4,320	4,371,205
5.20%, 06/01/34	3,675	3,636,362
5.25%, 03/15/30	3,345	3,394,336
5.30%, 03/01/28	2,425	2,454,057
5.45%, 06/01/31	2,515	2,572,392
5.45%, 03/01/35	3,260	3,257,194
5.50%, 03/15/40	2,298	2,211,105
5.63%, 02/01/36	1,589	1,583,671
5.65%, 10/01/28	1,995	2,038,743
5.70%, 03/01/53	2,245	2,052,260
5.75%, 04/15/54	2,025	1,855,898
5.85%, 11/01/27	3,250	3,309,276

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.88%, 12/01/53	$3,030	$2,847,406
5.90%, 03/01/55	3,100	2,918,370
5.95%, 11/01/32	2,689	2,809,771
6.00%, 01/15/34	2,039	2,116,649
6.05%, 03/15/39	2,240	2,273,125
6.20%, 09/15/55	3,015	2,955,080
6.65%, 04/01/29	2,025	2,114,088
Series 04-G, 5.75%, 04/01/35	1,519	1,538,093
Series 05-E, 5.35%, 07/15/35	1,591	1,570,108
Series 06-E, 5.55%, 01/15/37	1,740	1,733,031
Series 08-A, 5.95%, 02/01/38	2,387	2,411,985
Series 13-A, 3.90%, 03/15/43	1,754	1,326,184
Series 20A, 2.95%, 02/01/51	3,110	1,855,402
Series A, 4.20%, 03/01/29	2,863	2,820,645
Series B, 3.65%, 03/01/28	2,452	2,410,105
Series B, 4.88%, 03/01/49	2,536	2,101,605
Series C, 3.60%, 02/01/45	2,010	1,416,520
Series C, 4.13%, 03/01/48	6,072	4,526,657
Series D, 4.70%, 06/01/27(c)	3,527	3,537,296
Series E, 5.45%, 06/01/52	1,819	1,606,020
Series G, 2.50%, 06/01/31	2,442	2,179,361
Series H, 3.65%, 06/01/51	2,042	1,386,632
Southern Co.(The)
4.25%, 07/01/36	2,175	2,000,785
4.40%, 07/01/46	8,566	7,053,442
4.85%, 06/15/28	3,120	3,146,232
4.85%, 03/15/35	3,650	3,552,472
5.11%, 08/01/27	3,600	3,629,003
5.20%, 06/15/33	3,855	3,898,010
5.50%, 03/15/29	4,890	5,028,174
5.70%, 10/15/32	2,595	2,712,097
5.70%, 03/15/34	4,080	4,223,781
6.00%, 04/01/58, (5-year CMT + 1.99%)(a)	1,700	1,717,841
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	1,280	1,319,228
Series 21-B, 1.75%, 03/15/28	2,300	2,193,031
Series A, 3.70%, 04/30/30	4,910	4,757,225
Southern Power Co.
5.15%, 09/15/41	2,683	2,531,999
5.25%, 07/15/43	1,455	1,358,901
Series A, 4.25%, 10/01/30	2,150	2,124,543
Series B, 4.90%, 10/01/35	2,940	2,848,252
Series F, 4.95%, 12/15/46	1,905	1,660,512
Southwestern Electric Power Co.
3.25%, 11/01/51(c)	2,740	1,755,930
5.20%, 04/01/36	2,035	2,007,669
5.30%, 04/01/33	2,980	3,020,661
5.90%, 04/01/56	1,975	1,915,221
6.20%, 03/15/40	1,679	1,733,192
Series J, 3.90%, 04/01/45	1,820	1,373,073
Series L, 3.85%, 02/01/48	1,808	1,316,141
Series M, 4.10%, 09/15/28	2,615	2,592,022
Southwestern Public Service Co.
3.40%, 08/15/46	1,888	1,324,173
3.70%, 08/15/47	2,530	1,853,080
3.75%, 06/15/49	1,928	1,384,137
4.50%, 08/15/41	2,141	1,873,562
5.30%, 05/15/35	2,250	2,259,645
6.00%, 06/01/54	2,900	2,905,529
Series 6, 4.40%, 11/15/48	1,408	1,131,725
Series 8, 3.15%, 05/01/50	2,333	1,502,432
Security	Par (000)	Value
Electric (continued)
System Energy Resources, Inc.
5.30%, 12/15/34	$2,160	$2,154,377
6.00%, 04/15/28	1,675	1,719,108
Tampa Electric Co.
2.40%, 03/15/31	2,284	2,067,676
3.45%, 03/15/51	1,705	1,178,427
3.63%, 06/15/50	2,251	1,607,770
4.10%, 06/15/42	2,008	1,670,326
4.30%, 06/15/48	1,854	1,494,997
4.35%, 05/15/44	1,965	1,634,355
4.45%, 06/15/49	2,379	1,946,077
4.90%, 03/01/29	2,560	2,593,317
5.00%, 07/15/52	1,465	1,308,441
5.15%, 03/01/35	1,765	1,770,412
Toledo Edison Co. (The), 6.15%, 05/15/37	1,179	1,268,227
Tucson Electric Power Co.
1.50%, 08/01/30	3,031	2,665,095
3.25%, 05/15/32	1,443	1,323,728
3.25%, 05/01/51	1,680	1,102,262
4.00%, 06/15/50	2,792	2,112,352
4.85%, 12/01/48	1,652	1,429,576
5.20%, 09/15/34(c)	860	867,264
5.50%, 04/15/53	2,405	2,269,801
5.90%, 04/15/55(c)	1,990	1,971,063
Union Electric Co.
2.15%, 03/15/32	2,505	2,196,074
2.63%, 03/15/51	2,866	1,679,409
2.95%, 06/15/27	2,708	2,672,484
2.95%, 03/15/30	3,029	2,864,471
3.25%, 10/01/49	1,651	1,108,363
3.50%, 03/15/29	2,971	2,905,688
3.65%, 04/15/45	1,775	1,334,283
3.90%, 09/15/42	2,190	1,768,272
3.90%, 04/01/52	1,880	1,402,603
4.00%, 04/01/48	2,060	1,596,810
4.80%, 03/15/36	2,000	1,949,076
5.13%, 03/15/55	1,830	1,651,279
5.20%, 04/01/34	2,240	2,274,945
5.25%, 04/15/35	2,355	2,392,844
5.25%, 01/15/54	1,790	1,640,180
5.30%, 08/01/37	1,055	1,064,778
5.45%, 03/15/53	2,335	2,205,386
5.55%, 03/15/56	2,040	1,958,962
8.45%, 03/15/39	1,373	1,751,132
Virginia Electric and Power Co.
2.30%, 11/15/31	2,729	2,423,292
2.40%, 03/30/32	1,735	1,533,908
2.45%, 12/15/50	4,097	2,289,728
2.95%, 11/15/51	4,205	2,588,014
3.30%, 12/01/49	2,655	1,764,309
4.00%, 01/15/43	2,520	2,031,577
4.45%, 02/15/44	2,730	2,312,547
4.60%, 12/01/48	2,785	2,309,636
4.95%, 03/15/36	4,425	4,314,310
5.00%, 04/01/33	3,650	3,681,775
5.00%, 01/15/34	2,745	2,741,757
5.05%, 08/15/34	2,785	2,786,606
5.15%, 03/15/35	2,510	2,510,759
5.30%, 08/15/33	1,925	1,969,003
5.35%, 01/15/54	2,255	2,077,078
5.45%, 04/01/53	3,396	3,174,649

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.55%, 08/15/54	$1,835	$1,733,699
5.65%, 03/15/55	2,220	2,125,609
5.70%, 08/15/53	2,770	2,681,726
5.70%, 03/15/56	5,455	5,249,216
6.35%, 11/30/37	1,837	1,985,726
8.88%, 11/15/38	2,973	3,879,166
Series A, 2.88%, 07/15/29	3,162	3,023,263
Series A, 3.80%, 04/01/28	4,435	4,394,887
Series A, 6.00%, 05/15/37	2,717	2,867,992
Series B, 3.75%, 05/15/27	2,579	2,569,684
Series B, 3.80%, 09/15/47	2,782	2,078,875
Series B, 4.20%, 05/15/45	1,682	1,358,553
Series B, 6.00%, 01/15/36	2,294	2,417,224
Series C, 4.00%, 11/15/46	2,460	1,888,153
Series C, 4.63%, 05/15/52	2,920	2,409,354
Series C, 4.90%, 09/15/35	3,960	3,875,645
Series D, 4.65%, 08/15/43	2,760	2,400,875
Series D, 5.60%, 09/15/55	3,785	3,599,170
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,059,779
Vistra Operations Co. LLC
5.25%, 04/30/33(b)	30	29,875
5.55%, 04/30/36(b)	40	39,657
WEC Energy Group, Inc.
1.38%, 10/15/27	2,934	2,814,705
1.80%, 10/15/30	1,590	1,407,123
2.20%, 12/15/28	1,557	1,471,808
4.75%, 01/15/28	3,420	3,440,265
5.15%, 10/01/27	2,575	2,600,471
5.63%, 05/15/56, (5-year CMT + 1.91%)(a)	2,000	1,983,587
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,135	2,026,854
3.95%, 03/01/29	1,520	1,506,339
4.15%, 10/15/30	2,315	2,283,363
4.30%, 10/15/48	1,795	1,462,363
4.60%, 10/01/34	935	923,381
4.75%, 09/30/32	2,095	2,115,949
5.00%, 05/15/29	2,030	2,065,861
5.05%, 10/01/54	1,420	1,268,045
5.63%, 05/15/33	820	863,464
5.65%, 03/15/56	2,025	1,975,547
5.70%, 12/01/36	920	972,496
Wisconsin Power and Light Co.
1.95%, 09/16/31	1,625	1,415,355
3.00%, 07/01/29	3,053	2,926,006
3.05%, 10/15/27	2,080	2,042,798
3.65%, 04/01/50	2,275	1,609,608
3.95%, 09/01/32	2,685	2,561,399
4.95%, 04/01/33	1,520	1,522,944
5.38%, 03/30/34	1,190	1,213,107
5.70%, 12/15/55	1,975	1,911,200
6.38%, 08/15/37	870	940,989
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,635	1,599,870
3.30%, 09/01/49	1,650	1,113,834
3.67%, 12/01/42	2,020	1,571,777
4.25%, 01/15/31	1,565	1,549,175
4.55%, 12/01/29	1,105	1,109,392
4.75%, 11/01/44	2,403	2,106,633
Xcel Energy, Inc.
2.35%, 11/15/31	1,590	1,398,837
Security	Par (000)	Value
Electric (continued)
2.60%, 12/01/29	$2,561	$2,394,150
3.40%, 06/01/30	2,985	2,849,307
3.50%, 12/01/49	2,665	1,854,595
4.00%, 06/15/28	3,929	3,899,676
4.60%, 06/01/32	3,445	3,390,230
4.75%, 03/21/28	1,480	1,487,599
5.45%, 08/15/33	3,795	3,874,254
5.50%, 03/15/34	3,760	3,828,431
5.60%, 04/15/35	2,290	2,333,545
5.75%, 12/03/56, (5-year CMT + 2.17%)(a)	2,200	2,174,796
6.50%, 07/01/36	1,469	1,583,051
		3,066,273,088
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,310	1,298,571
4.38%, 05/08/42	670	589,257
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	2,441	2,181,608
Emerson Electric Co.
1.80%, 10/15/27	3,486	3,376,332
1.95%, 10/15/30	2,876	2,596,801
2.00%, 12/21/28	4,972	4,705,695
2.20%, 12/21/31	4,011	3,563,417
2.75%, 10/15/50	2,928	1,805,394
2.80%, 12/21/51	4,835	2,971,892
5.00%, 03/15/35	1,295	1,301,905
5.25%, 11/15/39	1,870	1,877,968
		26,268,840
Electronics — 0.1%
Allegion PLC, 3.50%, 10/01/29	2,776	2,674,341
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	3,037	2,997,349
5.41%, 07/01/32	2,300	2,348,709
5.60%, 05/29/34	1,770	1,811,675
Amphenol Corp.
2.20%, 09/15/31	3,610	3,195,271
2.80%, 02/15/30	5,267	4,964,855
3.80%, 11/15/27	4,555	4,527,458
3.90%, 11/15/28	1,890	1,873,496
4.13%, 11/15/30	3,800	3,743,014
4.35%, 06/01/29	3,291	3,301,260
4.38%, 06/12/28	2,680	2,685,247
4.40%, 02/15/33	5,345	5,224,655
4.63%, 02/15/36	6,630	6,406,841
5.00%, 01/15/35	2,670	2,667,645
5.05%, 04/05/29	2,665	2,720,147
5.25%, 04/05/34	2,425	2,479,007
5.30%, 11/15/55	6,095	5,701,646
5.38%, 11/15/54(c)	1,590	1,521,607
Arrow Electronics, Inc.
2.95%, 02/15/32	3,213	2,855,977
3.88%, 01/12/28	2,930	2,893,947
5.15%, 08/21/29	2,555	2,580,005
5.88%, 04/10/34	2,045	2,105,281
Avnet, Inc.
3.00%, 05/15/31	1,856	1,675,983
5.50%, 06/01/32	1,725	1,748,591
6.25%, 03/15/28	2,530	2,597,481
Flex Ltd.
4.88%, 06/15/29	3,646	3,659,591
4.88%, 05/12/30	3,329	3,329,321

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.25%, 01/15/32	$3,835	$3,855,011
5.38%, 11/13/35	1,270	1,259,288
6.00%, 01/15/28	2,640	2,696,770
Fortive Corp., 4.30%, 06/15/46	2,780	2,253,647
Honeywell International, Inc.
1.75%, 09/01/31	6,765	5,884,279
1.95%, 06/01/30	4,751	4,309,483
2.70%, 08/15/29	4,225	4,015,161
2.80%, 06/01/50	5,635	3,580,953
3.81%, 11/21/47	2,675	2,028,887
4.50%, 01/15/34	4,655	4,570,768
5.00%, 02/15/33	2,542	2,600,775
5.00%, 03/01/35(c)	6,220	6,256,953
Hubbell, Inc.
2.30%, 03/15/31	1,265	1,141,417
3.15%, 08/15/27	2,052	2,019,984
3.50%, 02/15/28	2,864	2,820,359
4.80%, 11/15/35	1,305	1,271,787
Jabil, Inc.
3.00%, 01/15/31	3,076	2,838,218
3.60%, 01/15/30	3,051	2,925,740
3.95%, 01/12/28	3,360	3,328,873
4.20%, 02/01/29	1,770	1,748,941
4.25%, 05/15/27	2,345	2,343,219
4.75%, 02/01/33	1,340	1,304,888
5.45%, 02/01/29	1,455	1,481,270
Keysight Technologies, Inc.
3.00%, 10/30/29	4,679	4,454,709
4.95%, 10/15/34	1,155	1,147,188
5.35%, 07/30/30	1,745	1,790,404
TD SYNNEX Corp.
2.38%, 08/09/28	3,010	2,862,245
2.65%, 08/09/31	2,966	2,645,401
4.30%, 01/17/29	2,465	2,437,384
5.30%, 10/10/35	1,835	1,794,497
6.10%, 04/12/34	1,890	1,966,220
Trimble, Inc.
4.90%, 06/15/28	3,194	3,201,891
6.10%, 03/15/33	1,725	1,809,707
Tyco Electronics Group SA
2.50%, 02/04/32	2,595	2,310,042
3.13%, 08/15/27	3,045	3,000,443
4.50%, 02/09/31	3,410	3,396,258
4.63%, 02/01/30	2,345	2,367,157
4.88%, 02/09/36	1,565	1,540,397
5.00%, 05/09/35	1,440	1,433,995
7.13%, 10/01/37	2,216	2,550,643
Vontier Corp.
2.40%, 04/01/28	3,116	2,987,171
2.95%, 04/01/31	3,174	2,898,443
		197,421,266
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	4,005	4,131,435
6.35%, 08/18/28	4,342	4,494,632
Jacobs Solutions, Inc.
4.75%, 03/03/31	2,200	2,177,388
5.38%, 03/03/36	2,200	2,133,929
MasTec, Inc., 5.90%, 06/15/29	970	999,504
		13,936,888
Security	Par (000)	Value
Environmental Control — 0.1%
Republic Services, Inc.
1.45%, 02/15/31	$3,498	$3,036,698
1.75%, 02/15/32	2,850	2,443,224
2.30%, 03/01/30	2,930	2,706,033
2.38%, 03/15/33	3,250	2,812,260
3.05%, 03/01/50	3,100	2,042,470
3.38%, 11/15/27	3,340	3,302,363
3.95%, 05/15/28	4,511	4,486,478
4.75%, 07/15/30	1,680	1,698,513
4.88%, 04/01/29	3,295	3,343,426
5.00%, 11/15/29	2,440	2,489,293
5.00%, 12/15/33	2,855	2,899,343
5.00%, 04/01/34	3,415	3,443,012
5.15%, 03/15/35(c)	1,835	1,867,298
5.20%, 11/15/34	2,235	2,279,042
5.70%, 05/15/41	2,006	2,069,900
6.20%, 03/01/40	1,095	1,188,878
Veralto Corp.
5.35%, 09/18/28	3,730	3,799,681
5.45%, 09/18/33	2,120	2,169,982
Waste Connections, Inc.
2.20%, 01/15/32	3,123	2,741,258
2.60%, 02/01/30	3,367	3,168,650
2.95%, 01/15/52	2,095	1,321,377
3.05%, 04/01/50	3,431	2,252,401
3.20%, 06/01/32	2,230	2,058,613
3.50%, 05/01/29	2,611	2,560,930
4.20%, 01/15/33	3,055	2,944,814
4.25%, 12/01/28	2,997	2,995,815
4.80%, 07/15/36	1,675	1,639,341
5.00%, 03/01/34	3,230	3,245,132
5.25%, 09/01/35(c)	2,230	2,268,095
Waste Management, Inc.
1.15%, 03/15/28	2,730	2,582,587
1.50%, 03/15/31	3,778	3,286,025
2.00%, 06/01/29	2,755	2,571,085
2.50%, 11/15/50	2,517	1,495,559
2.95%, 06/01/41	2,895	2,157,643
3.15%, 11/15/27	3,848	3,792,516
3.88%, 01/15/29	1,020	1,009,336
4.10%, 03/01/45	1,110	917,708
4.15%, 04/15/32	3,560	3,489,293
4.15%, 07/15/49	3,212	2,590,469
4.50%, 03/15/28	4,770	4,802,104
4.63%, 02/15/30	3,630	3,659,881
4.63%, 02/15/33	2,245	2,242,444
4.65%, 03/15/30	3,625	3,654,637
4.80%, 03/15/32	4,420	4,469,701
4.88%, 02/15/29	3,855	3,914,268
4.88%, 02/15/34	5,185	5,231,504
4.95%, 07/03/27	2,320	2,341,110
4.95%, 07/03/31	2,300	2,347,929
4.95%, 03/15/35	6,795	6,797,353
5.35%, 10/15/54(c)	5,730	5,453,922
		144,081,394
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,496	4,785,831
Campbell's Co. (The), 4.55%, 03/21/31	2,820	2,735,902
Campbell's Company/The
2.38%, 04/24/30	2,618	2,357,396
3.13%, 04/24/50	2,485	1,481,585

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.15%, 03/15/28	$5,097	$5,044,029
4.75%, 03/23/35(c)	3,005	2,767,704
4.80%, 03/15/48	2,980	2,359,485
5.20%, 03/21/29	2,785	2,814,050
5.25%, 10/13/54	1,685	1,379,652
5.40%, 03/21/34	3,100	3,012,740
Conagra Brands, Inc.
1.38%, 11/01/27	5,223	4,976,830
4.85%, 11/01/28	4,360	4,367,489
5.00%, 08/01/30	2,350	2,352,662
5.30%, 11/01/38	5,391	5,021,034
5.40%, 11/01/48(c)	4,718	4,026,013
5.75%, 08/01/35(c)	2,355	2,366,262
7.00%, 10/01/28	3,619	3,795,508
8.25%, 09/15/30	1,962	2,211,971
Flowers Foods, Inc.
2.40%, 03/15/31	2,930	2,512,886
5.75%, 03/15/35(c)	1,690	1,627,521
6.20%, 03/15/55	1,350	1,133,432
General Mills, Inc.
2.25%, 10/14/31	2,562	2,251,793
2.88%, 04/15/30	3,844	3,592,354
3.00%, 02/01/51	2,414	1,475,696
4.15%, 02/15/43	1,875	1,500,699
4.20%, 04/17/28	7,683	7,642,659
4.70%, 04/17/48(c)	2,370	1,968,557
4.88%, 01/30/30	4,140	4,170,785
4.95%, 03/29/33	4,646	4,600,756
5.25%, 01/30/35(c)	2,650	2,636,704
5.40%, 06/15/40	2,517	2,441,699
5.50%, 10/17/28	2,335	2,389,105
Hershey Co.(The)
1.70%, 06/01/30	2,597	2,334,668
2.45%, 11/15/29	2,013	1,893,264
2.65%, 06/01/50	1,125	680,987
3.13%, 11/15/49	2,254	1,504,888
3.38%, 08/15/46	1,865	1,352,989
4.25%, 05/04/28	2,315	2,319,629
4.50%, 05/04/33	1,725	1,714,714
4.55%, 02/24/28	1,885	1,899,572
4.75%, 02/24/30	2,740	2,778,594
4.95%, 02/24/32(c)	2,405	2,457,386
5.10%, 02/24/35	2,400	2,450,515
Hormel Foods Corp.
1.70%, 06/03/28	5,075	4,817,418
1.80%, 06/11/30	3,937	3,545,163
3.05%, 06/03/51	3,140	1,998,302
Ingredion, Inc.
2.90%, 06/01/30	3,904	3,657,920
3.90%, 06/01/50	2,500	1,850,546
J M Smucker Co.(The)
2.13%, 03/15/32	2,430	2,090,272
2.38%, 03/15/30	3,180	2,934,858
3.38%, 12/15/27	3,500	3,447,297
4.25%, 03/15/35	3,012	2,792,461
4.38%, 03/15/45	3,576	2,922,824
5.90%, 11/15/28	4,595	4,754,387
6.20%, 11/15/33	4,140	4,412,530
6.50%, 11/15/43	4,340	4,544,229
6.50%, 11/15/53(c)	3,150	3,299,086
Security	Par (000)	Value
Food (continued)
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co. Holdings, 5.63%, 03/10/37(b)	$3,015	$3,005,851
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/36	4,975	4,958,693
5.95%, 04/20/35	3,880	4,009,919
6.25%, 03/01/56	5,645	5,458,069
6.38%, 02/25/55	2,690	2,658,260
6.38%, 04/15/66	3,550	3,417,509
6.40%, 05/10/57(b)	2,830	2,781,978
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 02/02/29	1,420	1,363,903
3.00%, 05/15/32	4,786	4,262,314
3.63%, 01/15/32	2,945	2,724,845
3.75%, 12/01/31	2,575	2,409,959
4.38%, 02/02/52	4,120	3,095,027
5.75%, 04/01/33	7,554	7,777,208
6.50%, 12/01/52	7,124	7,137,776
6.75%, 03/15/34	3,487	3,798,333
7.25%, 11/15/53	4,040	4,391,640
Kellanova
2.10%, 06/01/30	2,680	2,441,523
3.40%, 11/15/27	3,447	3,405,640
4.30%, 05/15/28	3,549	3,551,501
4.50%, 04/01/46	2,989	2,544,583
5.25%, 03/01/33	1,455	1,486,984
5.75%, 05/16/54	1,790	1,745,709
Series B, 7.45%, 04/01/31	3,822	4,299,288
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	2,055	2,067,255
Kraft Heinz Foods Co.
3.75%, 04/01/30	4,195	4,060,637
3.88%, 05/15/27	7,715	7,678,755
4.25%, 03/01/31	2,537	2,489,783
4.38%, 06/01/46	12,395	9,707,093
4.63%, 01/30/29	2,080	2,086,794
4.63%, 10/01/39	2,205	1,947,015
4.88%, 10/01/49	6,125	5,016,509
5.00%, 07/15/35	2,660	2,586,930
5.00%, 06/04/42	6,076	5,364,278
5.20%, 03/15/32	2,305	2,334,876
5.20%, 07/15/45	7,280	6,372,983
5.40%, 03/15/35(c)	2,335	2,348,960
5.50%, 06/01/50	3,470	3,103,945
6.50%, 02/09/40	2,915	3,051,785
6.75%, 03/15/32	1,785	1,931,545
6.88%, 01/26/39	3,795	4,124,041
Kroger Co.(The)
1.70%, 01/15/31	2,675	2,346,319
2.20%, 05/01/30	2,793	2,554,552
3.70%, 08/01/27	4,510	4,475,502
3.88%, 10/15/46	2,776	2,092,621
3.95%, 01/15/50	3,486	2,590,137
4.45%, 02/01/47	5,136	4,196,714
4.50%, 01/15/29	4,706	4,715,772
4.65%, 01/15/48	2,774	2,318,308
5.00%, 09/15/34	9,630	9,507,392
5.00%, 04/15/42	1,671	1,537,166
5.15%, 08/01/43	2,260	2,084,593

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.40%, 07/15/40	$2,073	$2,022,147
5.40%, 01/15/49	3,152	2,927,302
5.50%, 09/15/54	6,585	6,101,099
5.65%, 09/15/64	6,545	6,075,466
6.90%, 04/15/38	2,190	2,471,776
7.50%, 04/01/31	2,278	2,557,050
McCormick & Co., Inc./MD
1.85%, 02/15/31	3,003	2,632,130
2.50%, 04/15/30	3,110	2,870,572
3.40%, 08/15/27	5,560	5,490,435
4.15%, 02/15/29	2,135	2,115,955
4.20%, 08/15/47	1,935	1,505,448
4.70%, 10/15/34	2,110	2,027,494
4.95%, 04/15/33	2,335	2,320,923
Mondelez International, Inc.
1.50%, 02/04/31	3,316	2,888,958
1.88%, 10/15/32(c)	3,429	2,919,319
2.63%, 09/04/50(c)	5,820	3,433,960
2.75%, 04/13/30	4,413	4,123,489
3.00%, 03/17/32	1,595	1,446,830
4.13%, 05/07/28(c)	2,025	2,014,181
4.25%, 05/06/28	1,870	1,868,163
4.50%, 05/06/30	1,950	1,944,362
4.75%, 02/20/29	3,000	3,032,437
4.75%, 08/28/34(c)	2,300	2,252,924
5.13%, 05/06/35	1,610	1,609,380
Pilgrim's Pride Corp.
3.50%, 03/01/32	4,305	3,932,620
4.25%, 04/15/31	5,685	5,463,921
6.25%, 07/01/33	5,090	5,344,787
6.88%, 05/15/34	2,110	2,292,337
Sysco Corp.
2.40%, 02/15/30	2,734	2,517,313
2.45%, 12/14/31	2,690	2,371,188
3.15%, 12/14/51	1,875	1,165,834
3.25%, 07/15/27	5,080	5,007,130
3.30%, 02/15/50	2,319	1,517,170
4.40%, 07/25/31	2,060	2,013,125
4.45%, 03/15/48	2,493	1,988,285
4.50%, 04/01/46	2,695	2,187,595
4.85%, 10/01/45	2,475	2,113,558
4.95%, 03/25/36	1,970	1,892,236
5.10%, 09/23/30	3,475	3,516,108
5.38%, 09/21/35	2,204	2,199,351
5.40%, 03/23/35	2,320	2,326,430
5.75%, 01/17/29	2,955	3,039,855
5.95%, 04/01/30	4,633	4,819,326
6.00%, 01/17/34	2,616	2,753,490
6.60%, 04/01/40	1,615	1,730,176
6.60%, 04/01/50	5,452	5,686,188
Tyson Foods, Inc.
3.55%, 06/02/27	8,124	8,054,358
4.35%, 03/01/29	5,269	5,251,985
4.55%, 06/02/47	3,261	2,749,873
4.88%, 08/15/34	3,086	3,033,726
4.95%, 02/20/36	1,730	1,685,710
5.10%, 09/28/48	6,945	6,277,989
5.15%, 08/15/44	2,246	2,065,435
5.40%, 03/15/29	3,180	3,254,403
5.70%, 03/15/34	3,580	3,706,153
		524,283,515
Security	Par (000)	Value
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	$2,928	$2,888,424
5.50%, 11/02/47(c)	1,850	1,638,739
Georgia-Pacific LLC
7.75%, 11/15/29	3,773	4,188,546
8.88%, 05/15/31	2,165	2,578,916
International Paper Co.
4.35%, 08/15/48	3,576	2,781,235
4.40%, 08/15/47	2,913	2,311,839
4.80%, 06/15/44	3,140	2,677,433
5.00%, 09/15/35	1,910	1,867,786
5.15%, 05/15/46	2,180	1,938,566
6.00%, 11/15/41	2,311	2,327,480
7.30%, 11/15/39	1,490	1,679,268
Suzano Austria GmbH
2.50%, 09/15/28	2,644	2,518,145
3.13%, 01/15/32(c)	4,867	4,333,048
3.75%, 01/15/31	4,476	4,211,693
5.00%, 01/15/30	4,776	4,748,454
6.00%, 01/15/29	8,577	8,782,103
Suzano Netherlands BV, 5.50%, 01/15/36	2,130	2,085,586
		53,557,261
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,840	2,480,397
2.63%, 09/15/29	2,781	2,632,694
2.85%, 02/15/52	3,008	1,843,477
3.00%, 06/15/27	3,415	3,371,326
3.38%, 09/15/49	3,327	2,303,696
4.13%, 10/15/44	3,491	2,895,681
4.13%, 03/15/49	2,349	1,848,748
4.15%, 01/15/43	3,164	2,652,067
4.30%, 10/01/48	2,428	1,972,952
5.00%, 12/15/54(c)	1,445	1,284,584
5.20%, 08/15/35(c)	1,795	1,825,093
5.45%, 10/15/32	635	659,244
5.45%, 01/15/56	3,000	2,852,783
5.50%, 06/15/41	2,536	2,539,374
5.75%, 10/15/52	2,565	2,546,991
5.90%, 11/15/33	3,215	3,428,076
6.20%, 11/15/53	1,825	1,925,884
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,280	2,913,337
4.00%, 04/01/28	2,133	2,117,021
4.40%, 07/01/32	2,205	2,163,777
5.25%, 03/01/28	4,777	4,854,405
5.40%, 07/01/34	1,140	1,164,925
5.85%, 01/15/41	1,478	1,507,306
National Fuel Gas Co.
2.95%, 03/01/31	1,985	1,808,979
3.95%, 09/15/27	1,239	1,228,466
4.75%, 09/01/28	1,803	1,798,893
5.50%, 03/15/30	1,795	1,832,248
5.95%, 03/15/35	1,115	1,157,343
NiSource, Inc.
1.70%, 02/15/31	3,530	3,075,862
2.95%, 09/01/29	4,124	3,922,697
3.49%, 05/15/27	5,264	5,221,237
3.60%, 05/01/30	5,283	5,097,435
3.95%, 03/30/48	3,576	2,695,763
4.38%, 05/15/47	4,696	3,805,642

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
4.80%, 02/15/44	$3,474	$3,035,607
5.00%, 06/15/52	2,225	1,920,817
5.20%, 07/01/29	2,840	2,895,769
5.25%, 03/30/28	3,841	3,898,210
5.25%, 02/15/43	2,399	2,234,329
5.35%, 04/01/34	3,150	3,211,386
5.35%, 07/15/35	4,550	4,590,629
5.40%, 06/30/33	2,143	2,196,747
5.65%, 02/01/45	2,632	2,540,250
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	1,660	1,657,512
5.85%, 04/01/55	6,325	6,147,634
5.95%, 06/15/41	1,895	1,931,656
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)	10	10,307
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	1,360	1,405,232
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(a)	30	31,002
ONE Gas, Inc.
2.00%, 05/15/30	1,897	1,722,423
4.25%, 09/01/32	1,055	1,029,689
4.50%, 11/01/48	2,070	1,753,701
4.66%, 02/01/44	2,148	1,880,141
5.10%, 04/01/29	2,975	3,032,966
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	2,430	2,192,751
3.35%, 06/01/50	2,315	1,553,438
3.50%, 06/01/29	2,699	2,618,765
3.64%, 11/01/46	2,032	1,476,495
4.65%, 08/01/43	1,875	1,610,698
5.05%, 05/15/52	2,078	1,825,975
5.10%, 02/15/35	960	954,058
5.40%, 06/15/33	2,034	2,080,388
Southern California Gas Co.
3.75%, 09/15/42	1,645	1,283,506
5.05%, 09/01/34	3,670	3,686,865
5.13%, 11/15/40	1,515	1,456,155
5.20%, 06/01/33	2,990	3,044,764
5.45%, 06/15/35	4,575	4,685,478
5.60%, 04/01/54	2,405	2,286,877
5.75%, 06/01/53	2,480	2,405,628
6.00%, 06/15/55	2,174	2,179,442
6.35%, 11/15/52	2,750	2,896,362
Series UU, 4.13%, 06/01/48	2,044	1,574,664
Series VV, 4.30%, 01/15/49	2,700	2,144,738
Series WW, 3.95%, 02/15/50	1,657	1,239,944
Series XX, 2.55%, 02/01/30	4,358	4,084,330
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	2,827	2,149,183
4.40%, 06/01/43	2,580	2,157,220
4.40%, 05/30/47	2,458	1,997,775
4.95%, 09/15/34	2,035	2,007,085
5.15%, 09/15/32	2,885	2,927,658
5.75%, 09/15/33	2,968	3,089,769
5.88%, 03/15/41	3,100	3,164,129
Series 2020-A, 1.75%, 01/15/31	3,139	2,760,437
Series 21A, 3.15%, 09/30/51	2,145	1,368,073
Series A, 4.05%, 09/15/28	1,000	991,268
Series B, 5.10%, 09/15/35	1,275	1,260,367
Southwest Gas Corp.
2.20%, 06/15/30	1,837	1,669,631
3.18%, 08/15/51	2,075	1,344,590
3.70%, 04/01/28	1,783	1,756,888
Security	Par (000)	Value
Gas (continued)
3.80%, 09/29/46	$1,451	$1,089,704
4.05%, 03/15/32	2,712	2,589,052
4.15%, 06/01/49	1,604	1,225,090
5.45%, 03/23/28	1,785	1,818,605
5.80%, 12/01/27	1,970	2,008,188
Spire Missouri, Inc.
3.30%, 06/01/51	1,010	675,238
4.80%, 02/15/33	1,520	1,518,584
Series 2034, 5.15%, 08/15/34	1,530	1,540,206
Spire, Inc., 4.60%, 09/01/31	900	892,098
Washington Gas Light Co.
3.65%, 09/15/49	2,635	1,876,744
Series K, 3.80%, 09/15/46	2,436	1,832,172
		225,545,485
Hand & Machine Tools — 0.0%
Kennametal, Inc.
2.80%, 03/01/31	1,655	1,504,425
4.63%, 06/15/28	1,280	1,280,865
Snap-on, Inc.
3.10%, 05/01/50	2,904	1,929,287
4.10%, 03/01/48	1,785	1,427,016
Stanley Black & Decker, Inc.
2.30%, 03/15/30	4,430	4,058,315
2.75%, 11/15/50	3,460	1,979,305
3.00%, 05/15/32	2,197	1,983,170
4.25%, 11/15/28	2,346	2,340,095
4.85%, 11/15/48	2,567	2,151,585
5.20%, 09/01/40	1,528	1,431,060
6.00%, 03/06/28	3,345	3,443,384
		23,528,507
Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28	5,229	4,970,208
1.40%, 06/30/30	3,553	3,154,030
3.70%, 03/09/29	11,050	10,900,282
4.00%, 03/15/31	12,640	12,405,893
4.30%, 03/15/33	12,790	12,482,115
4.65%, 03/15/36	13,870	13,482,534
4.75%, 11/30/36	5,083	4,973,137
4.75%, 03/15/38	12,610	12,169,947
4.75%, 04/15/43	3,205	2,925,452
4.90%, 11/30/46	14,207	12,938,590
5.30%, 05/27/40	3,635	3,658,376
5.50%, 03/15/56	12,680	12,258,204
5.60%, 03/15/66	12,690	12,228,729
6.00%, 04/01/39	2,755	2,954,559
6.15%, 11/30/37	2,655	2,895,539
Agilent Technologies, Inc.
2.10%, 06/04/30	2,541	2,303,823
2.30%, 03/12/31	4,384	3,934,993
2.75%, 09/15/29	3,374	3,197,388
4.20%, 09/09/27	2,560	2,554,504
4.75%, 09/09/34	2,620	2,577,775
Augusta SpinCo Corp.
4.40%, 03/23/29	2,385	2,376,429
4.66%, 03/23/31	2,375	2,368,268
4.95%, 03/23/33	2,375	2,363,525
5.25%, 03/23/36	2,605	2,593,661
Baxter International, Inc.
1.73%, 04/01/31	3,915	3,299,049

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
2.27%, 12/01/28	$6,555	$6,132,688
2.54%, 02/01/32	5,375	4,567,079
3.13%, 12/01/51	3,307	1,902,506
3.50%, 08/15/46	2,178	1,434,735
3.95%, 04/01/30	3,640	3,497,182
4.45%, 02/15/29	735	727,142
4.90%, 12/15/30	2,995	2,964,980
5.65%, 12/15/35	3,505	3,444,577
Boston Scientific Corp.
2.65%, 06/01/30	6,711	6,250,187
4.00%, 03/01/28	3,855	3,843,444
4.55%, 03/01/39	2,468	2,295,813
4.70%, 03/01/49(c)	3,264	2,852,812
6.25%, 11/15/35	1,553	1,704,811
7.38%, 01/15/40	1,656	1,948,366
Danaher Corp.
2.60%, 10/01/50	4,853	2,884,525
2.80%, 12/10/51	4,495	2,755,534
4.38%, 09/15/45	2,578	2,194,222
Dentsply Sirona, Inc., 3.25%, 06/01/30	4,313	3,991,585
DH Europe Finance II SARL
2.60%, 11/15/29	5,966	5,612,969
3.25%, 11/15/39	4,087	3,282,777
3.40%, 11/15/49	3,839	2,694,029
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,676	4,664,608
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	2,740	2,720,556
4.80%, 08/14/29	5,065	5,105,875
4.80%, 01/15/31(c)	2,315	2,320,940
4.95%, 12/15/35	1,875	1,828,342
5.50%, 06/15/35	2,225	2,255,527
5.65%, 11/15/27	9,690	9,864,566
5.86%, 03/15/30	6,105	6,358,740
5.91%, 11/22/32	3,925	4,139,972
6.38%, 11/22/52	4,823	5,068,741
Koninklijke Philips NV
5.00%, 03/15/42	2,857	2,598,849
6.88%, 03/11/38	3,295	3,632,305
Medtronic Global Holdings SCA
4.25%, 03/30/28	6,200	6,200,509
4.50%, 03/30/33	4,475	4,422,307
Medtronic, Inc.
4.00%, 04/01/43	100	83,166
4.38%, 03/15/35	8,575	8,276,740
4.63%, 03/15/45	8,877	7,877,613
Revvity, Inc.
1.90%, 09/15/28	3,388	3,185,633
2.25%, 09/15/31	2,835	2,483,048
2.55%, 03/15/31	2,130	1,914,192
3.30%, 09/15/29	4,196	4,022,586
3.63%, 03/15/51	1,940	1,352,471
Smith & Nephew PLC
2.03%, 10/14/30	6,105	5,450,390
5.40%, 03/20/34	3,125	3,171,347
Solventum Corp.
5.40%, 03/01/29	4,248	4,343,244
5.45%, 03/13/31	5,470	5,623,927
5.60%, 03/23/34	6,650	6,797,884
5.90%, 04/30/54	5,670	5,495,028
Security	Par (000)	Value
Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	$3,336	$3,037,412
3.75%, 03/15/51	3,725	2,643,013
Stryker Corp.
1.95%, 06/15/30	6,228	5,634,100
2.90%, 06/15/50	2,301	1,456,380
3.65%, 03/07/28	3,792	3,745,945
4.10%, 04/01/43	2,113	1,740,760
4.25%, 09/11/29	3,220	3,205,381
4.38%, 05/15/44	1,903	1,606,351
4.63%, 09/11/34	2,820	2,753,397
4.63%, 03/15/46	4,805	4,159,423
4.70%, 02/10/28	3,685	3,707,562
4.85%, 12/08/28	3,930	3,981,631
4.85%, 02/10/30	3,485	3,529,182
5.20%, 02/10/35	3,700	3,745,029
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	3,800	3,581,427
2.00%, 10/15/31	5,865	5,174,396
2.60%, 10/01/29	5,159	4,876,455
2.80%, 10/15/41	5,415	3,936,208
4.10%, 08/15/47	2,819	2,289,603
4.20%, 03/01/31	2,845	2,809,043
4.22%, 02/12/31	1,480	1,463,136
4.47%, 10/07/32	2,500	2,471,424
4.55%, 06/15/33	3,525	3,476,369
4.79%, 10/07/35	2,620	2,577,194
4.80%, 11/21/27	4,848	4,894,485
4.89%, 10/07/37	3,280	3,220,584
4.90%, 02/12/36	3,280	3,243,271
4.95%, 11/21/32	2,585	2,623,138
4.98%, 08/10/30	4,148	4,231,327
5.00%, 01/31/29	5,305	5,403,447
5.09%, 08/10/33	4,585	4,659,767
5.20%, 01/31/34	2,830	2,888,821
5.30%, 02/01/44	2,284	2,202,992
5.40%, 08/10/43	3,600	3,544,898
5.55%, 02/12/46	1,540	1,510,498
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	4,065	3,633,840
4.45%, 08/15/45	2,239	1,920,718
5.05%, 02/19/30	2,105	2,135,013
5.20%, 09/15/34	3,320	3,324,235
5.35%, 12/01/28	3,805	3,885,317
5.50%, 02/19/35	2,365	2,409,513
5.75%, 11/30/39	1,278	1,287,764
		474,828,528
Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	2,129	1,293,983
Adventist Health System/West
3.63%, 03/01/49	1,711	1,158,354
5.43%, 03/01/32	1,915	1,940,695
5.76%, 12/01/34	1,625	1,669,251
Series 2025, 4.74%, 12/01/30	1,685	1,675,680
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,256,946
3.83%, 08/15/28	1,186	1,176,124
4.27%, 08/15/48	1,586	1,295,478
Series 2020, 2.21%, 06/15/30	455	416,567
Series 2020, 3.01%, 06/15/50	1,622	1,057,045

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Aetna, Inc.
3.88%, 08/15/47	$780	$565,127
4.50%, 05/15/42	3,391	2,836,949
4.75%, 03/15/44	2,764	2,329,391
6.63%, 06/15/36	3,841	4,151,104
6.75%, 12/15/37	2,928	3,185,563
AHS Hospital Corp.
5.02%, 07/01/45	2,235	2,065,420
Series 2021, 2.78%, 07/01/51	2,506	1,527,968
Allina Health System
2.90%, 11/15/51(c)	1,850	1,171,504
Series 2019, 3.89%, 04/15/49	1,418	1,078,364
Ascension Health
3.95%, 11/15/46	5,565	4,405,442
4.85%, 11/15/53	1,870	1,653,412
Series 2025, 4.08%, 11/15/28	1,990	1,982,789
Series 2025, 4.29%, 11/15/30	3,705	3,664,292
Series 2025, 4.92%, 11/15/35	3,095	3,060,209
Series B, 2.53%, 11/15/29	4,554	4,281,771
Series B, 3.11%, 11/15/39	4,011	3,160,349
Banner Health
1.90%, 01/01/31	2,273	2,024,765
2.34%, 01/01/30	2,532	2,349,963
2.91%, 01/01/42	1,860	1,344,744
2.91%, 01/01/51	2,027	1,270,732
Series 2020, 3.18%, 01/01/50(c)	1,183	797,904
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(c)	510	291,163
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	499,668
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	3,089	2,317,590
Baylor Scott & White Holdings
3.97%, 11/15/46	1,960	1,558,775
4.19%, 11/15/45	2,583	2,156,014
Series 2021, 1.78%, 11/15/30	1,761	1,565,293
Series 2021, 2.84%, 11/15/50	3,780	2,362,558
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(c)	730	469,821
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	3,856	3,738,113
Series 2018, 4.30%, 07/01/28(c)	1,851	1,845,439
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,113,107
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(c)	2,160	1,930,035
Children's Health System of Texas, 2.51%, 08/15/50	3,151	1,826,016
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	2,278	1,874,426
Series 2020, 2.59%, 02/01/50	1,105	665,949
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,283	1,095,865
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,783	1,713,799
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(c)	1,136	725,332
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,834	2,815,929
Cigna Group(The)
2.38%, 03/15/31	7,066	6,374,372
Security	Par (000)	Value
Health Care - Services (continued)
2.40%, 03/15/30	$6,767	$6,263,709
3.05%, 10/15/27	3,179	3,121,759
3.20%, 03/15/40	4,075	3,159,848
3.40%, 03/15/50	7,042	4,790,395
3.40%, 03/15/51	5,910	3,983,758
3.88%, 10/15/47	5,321	4,001,977
4.38%, 10/15/28	15,848	15,842,507
4.50%, 09/15/30	4,735	4,729,829
4.80%, 08/15/38	10,334	9,714,355
4.80%, 07/15/46	4,834	4,184,176
4.88%, 09/15/32	4,005	4,010,057
4.90%, 12/15/48	12,173	10,533,563
5.00%, 05/15/29	4,250	4,320,265
5.13%, 05/15/31	3,890	3,972,671
5.25%, 02/15/34	4,900	4,963,724
5.25%, 01/15/36	6,515	6,518,725
5.40%, 03/15/33	4,265	4,382,212
5.60%, 02/15/54	5,735	5,407,274
6.00%, 01/15/56	4,195	4,187,148
6.13%, 11/15/41	2,538	2,627,695
City of Hope
Series 2013, 5.62%, 11/15/43	1,910	1,850,180
Series 2018, 4.38%, 08/15/48	1,622	1,294,202
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(c)	1,885	1,558,114
CommonSpirit Health
2.78%, 10/01/30	1,872	1,727,424
3.35%, 10/01/29	3,045	2,915,340
3.82%, 10/01/49	3,052	2,236,722
3.91%, 10/01/50	1,304	956,044
4.19%, 10/01/49	2,966	2,294,189
4.35%, 09/01/30	1,505	1,481,348
4.35%, 11/01/42	2,968	2,546,939
4.98%, 09/01/35	1,630	1,586,082
5.21%, 12/01/31	2,205	2,245,675
5.32%, 12/01/34	2,130	2,136,852
5.55%, 12/01/54	600	560,878
5.58%, 09/01/45	2,470	2,375,971
5.66%, 09/01/55	520	495,190
6.07%, 11/01/27	1,756	1,794,485
6.46%, 11/01/52	915	974,974
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(c)	1,631	1,027,347
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,098	1,485,065
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	2,995	2,049,394
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	2,067	1,587,272
Dignity Health
4.50%, 11/01/42(c)	1,030	883,917
5.27%, 11/01/64	1,100	972,906
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	3,406	2,677,926
Elevance Health, Inc.
2.25%, 05/15/30	4,913	4,487,721
2.55%, 03/15/31	5,490	4,983,047
2.88%, 09/15/29	4,567	4,334,129
3.13%, 05/15/50	2,661	1,709,933
3.60%, 03/15/51	6,463	4,500,065
3.65%, 12/01/27	7,888	7,803,654

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.70%, 09/15/49	$4,482	$3,192,844
4.00%, 09/15/28	3,110	3,083,577
4.10%, 03/01/28	6,658	6,622,435
4.10%, 05/15/32	2,813	2,702,182
4.38%, 12/01/47	7,336	5,928,363
4.55%, 03/01/48	4,535	3,756,578
4.55%, 05/15/52	2,725	2,201,997
4.60%, 09/15/32	2,710	2,666,997
4.63%, 05/15/42	2,899	2,548,400
4.65%, 01/15/43	5,600	4,896,764
4.65%, 08/15/44	2,942	2,532,268
4.75%, 02/15/30	3,190	3,210,785
4.75%, 02/15/33	3,950	3,902,414
4.95%, 11/01/31	3,705	3,733,662
5.00%, 01/15/36(c)	3,970	3,897,864
5.10%, 01/15/44	3,113	2,842,875
5.13%, 02/15/53	4,190	3,683,219
5.15%, 06/15/29	2,535	2,580,291
5.20%, 02/15/35	5,215	5,213,708
5.38%, 06/15/34	4,035	4,097,238
5.50%, 10/15/32	3,390	3,493,284
5.65%, 06/15/54	3,960	3,741,322
5.70%, 02/15/55	5,920	5,653,152
5.70%, 09/15/55(c)	2,975	2,843,647
5.85%, 01/15/36	1,749	1,810,074
5.85%, 11/01/64	3,692	3,536,559
5.95%, 12/15/34	2,235	2,340,694
6.10%, 10/15/52	2,745	2,766,013
6.38%, 06/15/37	2,470	2,649,535
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	205	154,018
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	598,064
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	1,946	1,584,676
4.50%, 07/01/57	1,485	1,243,706
Series 2020, 2.68%, 09/01/41	2,876	2,034,880
Series 2020, 2.88%, 09/01/50	1,557	964,688
HCA, Inc.
2.38%, 07/15/31	4,260	3,778,901
3.38%, 03/15/29	1,807	1,750,666
3.50%, 09/01/30	11,950	11,364,164
3.50%, 07/15/51	7,120	4,689,913
3.63%, 03/15/32	9,107	8,495,017
4.13%, 06/15/29	8,540	8,421,369
4.30%, 11/15/30	2,445	2,401,473
4.38%, 03/15/42	3,166	2,649,088
4.60%, 11/15/32	3,985	3,892,780
4.63%, 03/15/52	8,670	6,894,753
4.70%, 05/15/31	4,325	4,304,188
4.90%, 11/15/35	4,450	4,305,789
5.00%, 03/01/28	1,230	1,240,508
5.00%, 05/15/33	4,325	4,294,704
5.13%, 06/15/39	4,460	4,212,133
5.20%, 06/01/28	3,825	3,877,163
5.25%, 03/01/30	3,285	3,346,916
5.25%, 06/15/49	8,241	7,270,563
5.30%, 05/15/36	4,325	4,287,516
5.45%, 04/01/31	4,595	4,716,857
5.45%, 09/15/34	5,420	5,489,722
5.50%, 03/01/32	3,465	3,549,742
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 06/01/33	$5,551	$5,671,274
5.50%, 06/15/47	7,512	6,881,179
5.60%, 04/01/34	5,750	5,890,189
5.63%, 09/01/28	7,257	7,398,573
5.70%, 11/15/55	3,770	3,500,933
5.75%, 03/01/35	6,460	6,645,873
5.88%, 02/01/29	5,100	5,240,839
5.90%, 06/01/53	5,060	4,807,410
5.95%, 09/15/54	3,675	3,523,666
6.00%, 04/01/54	6,180	5,961,313
6.10%, 04/01/64	3,165	3,053,835
6.20%, 03/01/55	4,035	3,997,371
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	3,257	2,426,943
Humana, Inc.
2.15%, 02/03/32(c)	3,630	3,131,628
3.13%, 08/15/29	2,851	2,724,366
3.70%, 03/23/29	4,835	4,710,987
3.95%, 08/15/49	2,707	1,892,891
4.63%, 12/01/42	3,000	2,469,137
4.80%, 03/15/47	2,475	1,989,144
4.88%, 04/01/30	2,945	2,945,549
4.95%, 10/01/44	4,144	3,497,389
5.38%, 04/15/31	4,460	4,521,218
5.50%, 03/15/53	2,110	1,841,405
5.55%, 05/01/35	2,955	2,934,601
5.75%, 03/01/28	2,666	2,716,751
5.75%, 12/01/28	1,885	1,930,426
5.75%, 04/15/54	3,424	3,096,569
5.88%, 03/01/33	3,605	3,697,497
5.95%, 03/15/34	3,935	4,035,825
6.00%, 05/01/55(c)	755	704,661
ICON Investments Six DAC
5.81%, 05/08/27	2,870	2,892,932
5.85%, 05/08/29	2,960	3,015,972
6.00%, 05/08/34	2,160	2,204,449
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	2,305	1,808,075
Series 2021, 2.85%, 11/01/51	1,255	778,444
Inova Health System Foundation, 4.07%, 05/15/52	2,599	2,025,802
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	2,304	1,672,451
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	204,264
IQVIA, Inc.
5.70%, 05/15/28	4,770	4,858,352
6.25%, 02/01/29	2,260	2,345,548
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	3,661	2,865,058
Kaiser Foundation Hospitals
3.15%, 05/01/27	4,428	4,382,613
4.15%, 05/01/47	6,477	5,246,887
4.88%, 04/01/42	2,902	2,692,654
Series 2019, 3.27%, 11/01/49	4,508	3,087,484
Series 2021, 2.81%, 06/01/41	5,882	4,279,871
Series 2021, 3.00%, 06/01/51	5,827	3,716,534
Laboratory Corp. of America Holdings
2.70%, 06/01/31	2,560	2,335,550
2.95%, 12/01/29	2,812	2,670,319

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.60%, 09/01/27	$4,730	$4,684,834
4.35%, 04/01/30	3,530	3,499,005
4.55%, 04/01/32(c)	2,300	2,274,160
4.70%, 02/01/45	4,323	3,797,574
4.80%, 10/01/34	3,670	3,586,296
Mass General Brigham, Inc.
Series 2015, 4.12%, 07/01/55(c)	199	157,922
Series 2017, 3.77%, 07/01/48	1,264	958,155
Series 2020, 3.19%, 07/01/49	1,835	1,241,597
Series 2020, 3.34%, 07/01/60	2,326	1,495,031
Mayo Clinic
3.77%, 11/15/43	1,615	1,311,951
Series 2013, 4.00%, 11/15/47	340	267,580
Series 2016, 4.13%, 11/15/52	2,811	2,231,884
Series 2021, 3.20%, 11/15/61	2,261	1,425,235
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,202	1,810,620
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	1,777	1,285,741
Memorial Health Services, 3.45%, 11/01/49	2,268	1,586,640
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,376,569
5.00%, 07/01/42	690	655,474
Series 2015, 4.20%, 07/01/55	2,009	1,603,144
Series 2020, 2.96%, 01/01/50	781	504,450
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	2,971	1,797,813
Montefiore Obligated Group
4.29%, 09/01/50	1,216	835,365
Series 18-C, 5.25%, 11/01/48(c)	1,802	1,480,355
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	624,280
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,268	1,547,774
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	2,016	1,714,049
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	1,079	738,612
2.61%, 08/01/60(c)	1,308	712,396
4.02%, 08/01/45	3,024	2,463,147
4.06%, 08/01/56(c)	553	425,548
Series 2019, 3.95%, 08/01/2119	1,835	1,246,910
Northwell Healthcare, Inc.
3.81%, 11/01/49	1,935	1,412,301
3.98%, 11/01/46	2,505	1,937,625
4.26%, 11/01/47	4,040	3,249,542
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	2,430	1,482,005
Novant Health, Inc.
2.64%, 11/01/36	2,866	2,270,445
3.17%, 11/01/51	3,129	2,031,796
3.32%, 11/01/61(c)	2,021	1,262,233
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	758,867
OhioHealth Corp.
2.30%, 11/15/31	1,844	1,643,051
2.83%, 11/15/41	1,965	1,435,094
Series 2020, 3.04%, 11/15/50	1,976	1,324,943
Orlando Health Obligated Group
3.33%, 10/01/50	1,127	789,444
Security	Par (000)	Value
Health Care - Services (continued)
4.09%, 10/01/48	$2,042	$1,652,565
5.48%, 10/01/35	1,980	2,035,036
PeaceHealth Obligated Group
4.34%, 11/15/28	895	890,696
4.86%, 11/15/32	1,220	1,216,421
Series 2018, 4.79%, 11/15/48	1,957	1,687,142
Series 2020, 3.22%, 11/15/50	1,862	1,216,857
Piedmont Healthcare, Inc.
2.04%, 01/01/32	2,152	1,871,322
2.86%, 01/01/52	1,846	1,138,173
Series 2042, 2.72%, 01/01/42	1,751	1,229,557
Presbyterian Healthcare Services, 4.88%, 08/01/52	1,875	1,639,223
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	2,010	2,057,356
5.40%, 10/01/33	3,035	3,104,101
Series 19A, 2.53%, 10/01/29	3,347	3,124,738
Series 21A, 2.70%, 10/01/51	3,450	1,999,458
Series A, 3.93%, 10/01/48	1,360	1,031,042
Series I, 3.74%, 10/01/47	2,268	1,683,245
Queen's Health Systems (The), 4.81%, 07/01/52	2,096	1,836,693
Quest Diagnostics, Inc.
2.80%, 06/30/31	2,946	2,699,493
2.95%, 06/30/30	4,667	4,382,576
4.20%, 06/30/29	3,183	3,159,353
4.60%, 12/15/27	3,360	3,370,984
4.63%, 12/15/29	3,395	3,415,832
4.70%, 03/30/45	2,101	1,853,941
5.00%, 12/15/34	3,080	3,063,546
5.00%, 06/30/36	2,150	2,113,429
6.40%, 11/30/33	1,720	1,867,226
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,940	1,290,433
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29	1,503	1,473,668
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(c)	1,785	1,095,073
Sentara Health, 2.93%, 11/01/51	2,039	1,279,952
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	2,481	1,493,923
SSM Health Care Corp.
4.89%, 06/01/28	2,430	2,448,908
Series A, 3.82%, 06/01/27	2,605	2,590,502
Stanford Health Care
3.03%, 08/15/51	2,150	1,388,429
Series 2018, 3.80%, 11/15/48	2,271	1,728,189
Series 2020, 3.31%, 08/15/30	1,600	1,529,567
Summa Health, 3.51%, 11/15/51	1,810	1,322,338
Sutter Health
5.55%, 08/15/53	248	241,173
Series 2018, 3.70%, 08/15/28	2,054	2,025,348
Series 2018, 4.09%, 08/15/48	2,161	1,713,402
Series 2025, 5.21%, 08/15/32	965	987,227
Series 2025, 5.54%, 08/15/35	2,940	3,033,772
Series 20A, 2.29%, 08/15/30	1,489	1,359,087
Series 20A, 3.16%, 08/15/40	857	660,629
Series 20A, 3.36%, 08/15/50	2,014	1,389,190
Texas Health Resources
2.33%, 11/15/50	1,842	1,025,593
4.33%, 11/15/55	1,499	1,234,547

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Toledo Hospital (The), 5.75%, 11/15/38	$1,960	$1,960,365
Trinity Health Corp.
4.13%, 12/01/45	2,841	2,317,233
Series 2019, 3.43%, 12/01/48	1,415	1,040,067
Series 2021, 2.63%, 12/01/40	2,366	1,693,757
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	448,147
UnitedHealth Group, Inc.
3.70%, 05/15/27	3,754	3,740,728
2.00%, 05/15/30	6,170	5,609,507
2.30%, 05/15/31	6,320	5,680,435
2.75%, 05/15/40	4,546	3,330,452
2.88%, 08/15/29	4,479	4,286,596
2.90%, 05/15/50	5,748	3,600,634
2.95%, 10/15/27	4,904	4,821,403
3.05%, 05/15/41	4,977	3,710,564
3.13%, 05/15/60	4,649	2,781,043
3.25%, 05/15/51	9,360	6,196,514
3.50%, 08/15/39	5,869	4,792,439
3.70%, 08/15/49	5,847	4,232,656
3.75%, 10/15/47	4,841	3,605,013
3.85%, 06/15/28	4,916	4,880,480
3.88%, 12/15/28	4,182	4,140,240
3.88%, 08/15/59	5,852	4,094,318
3.95%, 10/15/42	3,135	2,545,612
4.00%, 05/15/29	4,619	4,573,338
4.20%, 05/15/32	6,490	6,329,947
4.20%, 01/15/47	3,929	3,142,385
4.25%, 01/15/29	6,010	6,001,279
4.25%, 03/15/43	3,166	2,652,050
4.25%, 04/15/47	3,799	3,055,640
4.25%, 06/15/48	6,288	5,017,747
4.38%, 03/15/42	2,824	2,437,726
4.40%, 06/15/28	2,140	2,145,965
4.45%, 12/15/48	5,271	4,338,818
4.50%, 04/15/33	6,665	6,522,827
4.63%, 07/15/35	4,186	4,055,954
4.63%, 11/15/41	3,361	3,003,914
4.65%, 01/15/31	3,925	3,949,303
4.70%, 04/15/29	2,280	2,304,874
4.75%, 07/15/45	9,025	7,924,881
4.75%, 05/15/52	8,170	6,908,927
4.80%, 01/15/30	5,980	6,053,891
4.90%, 04/15/31	3,876	3,935,230
4.95%, 01/15/32	7,420	7,518,506
4.95%, 05/15/62	4,850	4,098,173
5.00%, 04/15/34	5,463	5,470,501
5.05%, 04/15/53	8,055	7,119,400
5.15%, 07/15/34	8,680	8,778,176
5.20%, 04/15/63	7,295	6,392,525
5.25%, 02/15/28	5,455	5,547,953
5.30%, 02/15/30	5,429	5,577,832
5.30%, 06/15/35(c)	4,495	4,582,495
5.35%, 02/15/33	8,650	8,899,181
5.38%, 04/15/54	7,225	6,678,856
5.50%, 07/15/44	6,885	6,681,704
5.50%, 04/15/64	4,910	4,514,139
5.63%, 07/15/54	11,705	11,218,336
5.70%, 10/15/40	1,719	1,741,726
5.75%, 07/15/64	8,535	8,164,413
5.80%, 03/15/36	3,820	4,002,622
Security	Par (000)	Value
Health Care - Services (continued)
5.88%, 02/15/53	$9,160	$9,060,682
5.95%, 02/15/41	1,650	1,701,147
5.95%, 06/15/55	2,860	2,889,962
6.05%, 02/15/63	6,030	6,047,189
6.50%, 06/15/37	2,593	2,849,292
6.63%, 11/15/37	3,220	3,579,532
6.88%, 02/15/38	5,126	5,807,773
Universal Health Services, Inc.
2.65%, 10/15/30	3,773	3,408,536
2.65%, 01/15/32	2,765	2,422,469
4.63%, 10/15/29	3,095	3,073,856
5.05%, 10/15/34	2,005	1,929,393
UPMC
5.04%, 05/15/33	2,395	2,411,664
5.38%, 05/15/43	2,000	1,903,122
WakeMed, Series A, 3.29%, 10/01/52	1,465	968,647
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	525,332
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	1,743	1,503,529
Series 2021, 3.07%, 03/01/51	2,127	1,341,294
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(c)	2,806	1,639,440
		1,139,401,888
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	450	445,113
5.70%, 01/23/31(b)	1,205	1,184,819
5.88%, 08/30/30	1,890	1,877,066
6.55%, 03/15/32	2,190	2,216,736
6.70%, 07/29/31	4,590	4,687,897
6.90%, 04/13/29	2,450	2,526,500
Ares Capital Corp.
2.88%, 06/15/27	2,264	2,209,502
2.88%, 06/15/28	4,790	4,569,588
3.20%, 11/15/31	3,305	2,894,541
5.10%, 01/15/31	1,850	1,794,618
5.25%, 04/12/31	1,340	1,304,079
5.50%, 09/01/30	3,550	3,502,448
5.80%, 03/08/32(c)	5,115	5,078,410
5.88%, 03/01/29	4,055	4,092,859
5.95%, 07/15/29	3,044	3,071,410
Ares Strategic Income Fund
4.85%, 01/15/29(b)	1,500	1,458,839
5.15%, 01/15/31(b)	2,320	2,214,446
5.45%, 09/09/28(b)	1,555	1,544,008
5.55%, 04/15/31(b)	1,410	1,367,676
5.60%, 02/15/30	3,150	3,093,302
5.70%, 03/15/28	2,110	2,111,030
5.80%, 09/09/30(b)	1,820	1,788,669
6.20%, 03/21/32	3,350	3,322,964
6.35%, 08/15/29	1,620	1,639,936
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30	250	245,040
5.95%, 03/01/31	650	629,879
Barings BDC, Inc.
5.20%, 09/15/28	160	156,871
7.00%, 02/15/29(c)	210	213,413
Barings Private Credit Corp., 6.15%, 06/11/30(b)	70	68,343

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blackstone Private Credit Fund
4.00%, 01/15/29	$2,840	$2,703,155
4.95%, 09/26/27	2,240	2,223,616
5.05%, 09/10/30	2,035	1,949,348
5.25%, 04/01/30	930	900,827
5.35%, 03/12/31	1,380	1,328,381
5.60%, 11/22/29	3,020	2,979,130
5.95%, 07/16/29	4,335	4,335,719
5.95%, 05/15/31	1,075	1,057,399
6.00%, 01/29/32	4,520	4,439,046
6.00%, 11/22/34	3,450	3,274,533
6.25%, 01/25/31	1,870	1,870,088
7.30%, 11/27/28	1,585	1,640,890
Blackstone Secured Lending Fund
2.85%, 09/30/28	4,015	3,765,261
5.13%, 01/31/31(c)	1,655	1,594,893
5.30%, 06/30/30	1,920	1,869,758
5.35%, 04/13/28	990	987,502
5.88%, 11/15/27	2,190	2,204,940
Blue Owl Capital Corp.
2.88%, 06/11/28	3,930	3,684,706
5.95%, 03/15/29(c)	600	596,184
6.20%, 07/15/30(c)	1,230	1,222,527
Blue Owl Credit Income Corp.
5.80%, 03/15/30	3,065	2,981,555
6.60%, 09/15/29	4,115	4,128,786
6.65%, 03/15/31	3,385	3,374,224
7.75%, 09/16/27	1,345	1,370,545
7.75%, 01/15/29	2,350	2,423,766
7.95%, 06/13/28	1,943	2,001,825
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(c)	1,605	1,598,243
6.75%, 04/04/29(c)	1,770	1,774,444
Capital Southwest Corp., 5.95%, 09/18/30(c)	650	644,273
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	650	629,394
6.75%, 02/18/30	150	151,153
Franklin BSP Capital Corp.
6.00%, 10/02/30(b)	1,025	989,145
7.20%, 06/15/29	250	253,858
Goldman Sachs BDC, Inc.
5.10%, 01/28/29(c)	760	744,906
5.65%, 09/09/30(c)	875	860,394
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(b)	1,200	1,185,492
5.38%, 01/31/29(b)	670	660,839
5.88%, 05/06/28(b)(c)	1,005	1,006,425
5.88%, 01/31/31(b)	1,125	1,106,377
6.15%, 06/16/31(b)	1,075	1,065,908
6.25%, 05/06/30(b)	865	864,421
Golub Capital BDC, Inc.
6.00%, 07/15/29(c)	2,305	2,311,448
7.05%, 12/05/28	1,260	1,297,039
Golub Capital Private Credit Fund
5.45%, 08/15/28(b)	765	758,520
5.60%, 04/15/31(b)	925	893,801
5.80%, 09/12/29	570	565,259
5.88%, 05/01/30	2,230	2,202,984
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	1,400	1,439,733
6.38%, 07/01/34	4,315	4,417,356
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.75%, 07/15/35	$1,200	$1,253,848
Main Street Capital Corp.
5.40%, 08/15/28	70	69,663
6.50%, 06/04/27	1,580	1,597,291
6.95%, 03/01/29	950	979,325
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30	1,090	1,087,889
6.15%, 05/17/29	1,095	1,108,395
MSD Investment Corp.
6.13%, 02/05/31(b)	650	634,195
6.25%, 05/31/30	830	821,203
New Mountain Finance Corp.
6.20%, 10/15/27(c)	650	649,672
6.88%, 02/01/29(c)	330	329,892
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	850	827,905
5.75%, 02/01/30	120	117,117
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	100	100,412
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(c)	930	918,336
7.10%, 02/15/29	930	947,108
Oaktree Strategic Credit Fund
6.19%, 07/15/30	875	867,927
6.50%, 07/23/29	530	535,843
8.40%, 11/14/28	880	924,500
Sixth Street Lending Partners
5.75%, 01/15/30	840	835,705
6.13%, 07/15/30	3,595	3,613,410
6.50%, 03/11/29	570	582,780
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(c)	955	949,300
6.13%, 03/01/29(c)	460	466,200
6.95%, 08/14/28	805	831,045
		170,688,979
Home Builders — 0.0%
DR Horton, Inc.
1.40%, 10/15/27	2,184	2,095,445
4.85%, 10/15/30	80	80,714
5.00%, 10/15/34	2,990	2,959,390
5.50%, 10/15/35	2,240	2,286,333
Lennar Corp.
4.75%, 11/29/27	4,158	4,172,336
5.00%, 06/15/27	2,413	2,421,050
5.20%, 07/30/30	2,620	2,655,920
Meritage Homes Corp.
5.13%, 06/06/27	710	711,321
5.65%, 03/15/35	1,225	1,234,748
NVR, Inc., 3.00%, 05/15/30	2,808	2,642,982
PulteGroup, Inc.
4.25%, 03/01/31	1,625	1,586,328
4.90%, 03/01/36	1,195	1,159,573
6.00%, 02/15/35	1,368	1,431,596
6.38%, 05/15/33	1,796	1,934,297
7.88%, 06/15/32	1,359	1,563,945
Sekisui House U.S., Inc.
2.50%, 01/15/31	1,952	1,724,855
3.85%, 01/15/30	1,726	1,646,623
3.97%, 08/06/61(c)	1,515	987,316
6.00%, 01/15/43	3,372	3,093,024

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/29	$2,555	$2,487,294
4.35%, 02/15/28	2,495	2,485,651
5.60%, 06/15/35(c)	1,600	1,640,141
		43,000,882
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	3,092	3,025,168
3.50%, 11/15/51	3,030	1,880,192
4.40%, 03/15/29	2,582	2,517,321
		7,422,681
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,140	1,863,354
2.65%, 04/30/30	2,287	2,120,676
4.88%, 12/06/28	3,501	3,536,658
5.75%, 03/15/33	1,880	1,955,496
Church & Dwight Co., Inc.
2.30%, 12/15/31	1,714	1,520,215
3.15%, 08/01/27	3,296	3,255,059
3.95%, 08/01/47	2,105	1,633,863
5.00%, 06/15/52	2,625	2,361,534
5.60%, 11/15/32	2,535	2,661,538
Clorox Co.(The)
1.80%, 05/15/30	3,524	3,156,808
3.10%, 10/01/27	3,608	3,548,286
3.90%, 05/15/28	3,613	3,585,596
4.40%, 05/01/29	3,470	3,459,098
4.60%, 05/01/32	3,354	3,313,928
Kimberly-Clark Corp.
1.05%, 09/15/27	4,051	3,888,126
2.00%, 11/02/31(c)	2,883	2,544,055
2.88%, 02/07/50	2,479	1,588,404
3.10%, 03/26/30	4,088	3,895,870
3.20%, 04/25/29	4,295	4,172,159
3.20%, 07/30/46	2,075	1,455,060
3.90%, 05/04/47	1,432	1,114,452
3.95%, 11/01/28	3,312	3,289,757
4.50%, 02/16/33	1,940	1,937,126
5.30%, 03/01/41	2,720	2,722,764
6.63%, 08/01/37	3,793	4,311,298
		68,891,180
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,972	3,491,744
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	3,390	3,390,792
Aflac, Inc.
3.60%, 04/01/30	6,283	6,091,811
4.00%, 10/15/46	2,091	1,624,558
4.75%, 01/15/49	3,568	3,055,394
Alleghany Corp.
3.25%, 08/15/51	3,470	2,266,815
3.63%, 05/15/30	4,634	4,494,677
4.90%, 09/15/44	2,090	1,855,408
Allstate Corp.(The)
1.45%, 12/15/30	3,194	2,782,693
3.85%, 08/10/49	2,848	2,105,688
4.20%, 12/15/46	3,457	2,750,137
4.50%, 06/15/43	2,830	2,417,544
Security	Par (000)	Value
Insurance (continued)
5.05%, 06/24/29	$2,395	$2,439,100
5.25%, 03/30/33	2,680	2,728,959
5.35%, 06/01/33	1,444	1,481,794
5.55%, 05/09/35	2,291	2,367,647
5.95%, 04/01/36	1,805	1,898,847
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	2,495	2,557,595
American Financial Group, Inc.
4.50%, 06/15/47	2,405	1,946,464
5.00%, 09/23/35	975	938,291
American International Group, Inc.
3.40%, 06/30/30	3,175	3,031,109
3.88%, 01/15/35	1,770	1,622,774
4.38%, 06/30/50	5,499	4,439,702
4.50%, 07/16/44	2,410	2,059,085
4.75%, 04/01/48	6,258	5,400,997
4.80%, 07/10/45	800	703,395
4.85%, 05/07/30	2,290	2,313,019
5.13%, 03/27/33	3,515	3,552,796
5.45%, 05/07/35	1,870	1,906,142
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)	10	10,041
American National Group, Inc.
5.00%, 06/15/27	3,116	3,106,914
5.75%, 10/01/29	1,700	1,721,880
6.00%, 07/15/35(c)	2,420	2,371,317
Aon Corp.
2.80%, 05/15/30	5,056	4,710,473
3.75%, 05/02/29	3,837	3,758,322
4.50%, 12/15/28	2,937	2,945,916
6.25%, 09/30/40	3,374	3,590,423
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,390	2,086,784
2.60%, 12/02/31	2,480	2,211,609
2.85%, 05/28/27	2,925	2,882,763
2.90%, 08/23/51	5,220	3,165,610
3.90%, 02/28/52	4,135	3,016,605
5.00%, 09/12/32	2,305	2,318,428
5.35%, 02/28/33	2,980	3,048,653
Aon Global Ltd.
4.60%, 06/14/44	5,412	4,641,355
4.75%, 05/15/45	2,709	2,340,820
Aon North America, Inc.
5.15%, 03/01/29	4,555	4,637,324
5.30%, 03/01/31	3,510	3,591,777
5.45%, 03/01/34	7,483	7,647,743
5.75%, 03/01/54	5,750	5,525,924
Arch Capital Finance LLC, 5.03%, 12/15/46	2,329	2,096,947
Arch Capital Group Ltd.
3.64%, 06/30/50	5,037	3,602,312
7.35%, 05/01/34	1,545	1,746,834
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	2,805	2,587,015
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,045	1,798,077
3.05%, 03/09/52	4,245	2,600,849
3.50%, 05/20/51	6,307	4,276,397
4.60%, 12/15/27	3,475	3,484,397
4.85%, 12/15/29	1,900	1,917,307
5.00%, 02/15/32	2,280	2,285,467
5.15%, 02/15/35	4,600	4,556,088

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.45%, 07/15/34	$2,038	$2,067,410
5.50%, 03/02/33	1,790	1,834,677
5.55%, 02/15/55	3,970	3,682,112
5.75%, 03/02/53	2,728	2,595,287
5.75%, 07/15/54	2,060	1,965,720
6.50%, 02/15/34	2,365	2,549,372
6.75%, 02/15/54	2,625	2,827,798
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	60	61,917
Assurant, Inc.
2.65%, 01/15/32	2,075	1,817,876
3.70%, 02/22/30	2,497	2,398,063
4.90%, 03/27/28	2,495	2,504,662
5.55%, 02/15/36	1,315	1,311,853
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	3,011	2,793,729
3.60%, 09/15/51(c)	2,150	1,444,467
6.13%, 09/15/28	1,660	1,717,286
Athene Holding Ltd.
3.45%, 05/15/52	4,430	2,705,595
3.50%, 01/15/31	3,100	2,881,653
3.95%, 05/25/51	4,585	3,102,668
4.13%, 01/12/28	5,540	5,485,747
5.88%, 01/15/34(c)	3,893	3,917,258
6.15%, 04/03/30	2,487	2,569,372
6.25%, 04/01/54	3,720	3,410,026
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	1,070	1,035,627
6.63%, 05/19/55	2,745	2,650,679
6.65%, 02/01/33	2,235	2,347,337
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)	800	776,293
AXA SA, 8.60%, 12/15/30	715	823,497
Axis Specialty Finance LLC
3.90%, 07/15/29	3,089	3,023,051
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	1,821	1,776,960
Axis Specialty Finance PLC, 4.00%, 12/06/27	3,169	3,142,074
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,671	4,161,813
1.85%, 03/12/30(c)	3,488	3,204,066
2.50%, 01/15/51	5,100	2,996,280
2.85%, 10/15/50	8,944	5,617,230
2.88%, 03/15/32	5,019	4,652,458
3.85%, 03/15/52	8,030	6,061,359
4.20%, 08/15/48	10,357	8,453,009
4.25%, 01/15/49	8,264	6,757,200
4.30%, 05/15/43	3,402	2,981,028
4.40%, 05/15/42	4,013	3,593,306
5.75%, 01/15/40	4,473	4,788,819
Berkshire Hathaway, Inc., 4.50%, 02/11/43(c)	5,380	4,855,963
Brighthouse Financial, Inc.
3.70%, 06/22/27(c)	145	142,442
3.85%, 12/22/51	1,290	749,173
4.70%, 06/22/47	3,577	2,482,947
5.63%, 05/15/30(c)	2,794	2,816,500
Brown & Brown, Inc.
2.38%, 03/15/31	5,033	4,445,298
4.20%, 03/17/32	1,810	1,717,392
4.50%, 03/15/29	3,130	3,117,427
4.70%, 06/23/28	2,225	2,231,226
4.90%, 06/23/30	2,675	2,670,894
4.95%, 03/17/52	3,975	3,296,115
5.25%, 06/23/32	2,155	2,149,496
Security	Par (000)	Value
Insurance (continued)
5.55%, 06/23/35	$3,830	$3,815,932
5.65%, 06/11/34	2,520	2,544,158
6.25%, 06/23/55(c)	1,860	1,849,080
Chubb INA Holdings LLC
1.38%, 09/15/30	4,470	3,918,712
2.85%, 12/15/51	3,040	1,886,012
3.05%, 12/15/61	3,388	2,025,887
4.15%, 03/13/43	2,485	2,087,793
4.35%, 11/03/45	7,385	6,275,934
4.65%, 08/15/29	3,135	3,165,777
4.90%, 08/15/35	4,555	4,490,127
5.00%, 03/15/34	6,160	6,189,722
6.00%, 05/11/37	4,864	5,186,366
6.70%, 05/15/36	715	801,266
Series 1, 6.50%, 05/15/38	2,160	2,400,264
Cincinnati Financial Corp.
6.13%, 11/01/34	1,994	2,095,428
6.92%, 05/15/28	2,009	2,108,313
CNA Financial Corp.
2.05%, 08/15/30	2,580	2,306,467
3.45%, 08/15/27	3,722	3,675,381
3.90%, 05/01/29	4,316	4,230,770
5.13%, 02/15/34	1,395	1,383,597
5.20%, 08/15/35	1,910	1,876,456
5.50%, 06/15/33	1,695	1,728,167
CNO Financial Group, Inc.
5.25%, 05/30/29	3,075	3,087,003
6.45%, 06/15/34	2,590	2,684,916
Corebridge Financial, Inc.
3.85%, 04/05/29	4,718	4,621,166
3.90%, 04/05/32	5,955	5,601,759
4.35%, 04/05/42	2,840	2,364,479
4.40%, 04/05/52	5,800	4,593,505
5.75%, 01/15/34(c)	3,535	3,633,466
6.05%, 09/15/33	3,250	3,418,888
6.38%, 09/15/54, (5-year CMT + 2.65%)(a)	2,140	2,128,261
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	2,545	2,582,716
Enstar Group Ltd.
3.10%, 09/01/31	2,856	2,540,912
4.95%, 06/01/29(c)	3,501	3,495,107
Equitable Holdings, Inc.
4.35%, 04/20/28	5,156	5,132,860
5.00%, 04/20/48	5,044	4,354,208
5.59%, 01/11/33	2,645	2,704,073
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	455	466,747
Essent Group Ltd., 6.25%, 07/01/29	1,385	1,432,219
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	5,018	3,054,758
3.50%, 10/15/50	4,839	3,231,973
4.87%, 06/01/44	2,256	1,931,612
F&G Annuities & Life, Inc.
6.25%, 10/04/34(c)	1,995	1,942,530
6.50%, 06/04/29	2,730	2,759,900
7.40%, 01/13/28	2,751	2,806,103
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,968,050
4.63%, 04/29/30	2,687	2,676,152
4.85%, 04/17/28	3,049	3,065,319
5.63%, 08/16/32	2,430	2,498,559
5.75%, 05/20/35	300	307,341
6.00%, 12/07/33	3,145	3,298,823

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.10%, 03/15/55	$2,205	$2,157,611
6.35%, 03/22/54	1,300	1,325,299
Fidelity National Financial, Inc.
2.45%, 03/15/31	3,234	2,867,306
3.20%, 09/17/51	3,545	2,180,048
3.40%, 06/15/30	3,815	3,595,574
4.50%, 08/15/28	3,052	3,036,699
First American Financial Corp.
2.40%, 08/15/31	2,727	2,363,197
4.00%, 05/15/30	2,685	2,575,740
5.45%, 09/30/34	2,170	2,137,199
Globe Life, Inc.
2.15%, 08/15/30	3,542	3,176,623
4.55%, 09/15/28	3,850	3,842,412
4.80%, 06/15/32	2,180	2,162,970
5.85%, 09/15/34	2,090	2,160,128
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	2,185	1,984,082
5.50%, 09/01/35	1,105	1,105,803
Hartford Insurance Group, Inc.
2.80%, 08/19/29	3,960	3,752,795
2.90%, 09/15/51	3,155	1,954,850
3.60%, 08/19/49	4,001	2,874,062
4.30%, 04/15/43	1,711	1,433,487
4.40%, 03/15/48	2,148	1,772,029
5.95%, 10/15/36	1,975	2,090,939
6.10%, 10/01/41	2,094	2,192,295
Horace Mann Educators Corp.
4.70%, 10/01/30	1,530	1,505,839
7.25%, 09/15/28	240	252,554
Jackson Financial, Inc.
3.13%, 11/23/31	3,325	2,973,606
4.00%, 11/23/51	3,280	2,181,689
5.17%, 06/08/27	3,340	3,356,616
5.67%, 06/08/32(c)	1,340	1,355,787
Kemper Corp.
2.40%, 09/30/30(c)	2,810	2,461,959
3.80%, 02/23/32(c)	2,080	1,894,721
Lincoln National Corp.
3.05%, 01/15/30	3,276	3,076,553
3.40%, 01/15/31(c)	3,034	2,834,668
3.40%, 03/01/32	644	586,363
3.80%, 03/01/28	2,569	2,538,499
4.35%, 03/01/48	1,639	1,231,323
5.35%, 11/15/35(c)	1,795	1,744,508
5.85%, 03/15/34	1,535	1,565,912
6.30%, 10/09/37	1,670	1,739,948
7.00%, 06/15/40	2,553	2,768,838
Loews Corp.
3.20%, 05/15/30	3,560	3,386,155
4.13%, 05/15/43	4,232	3,481,165
4.94%, 04/01/36	1,650	1,611,237
6.00%, 02/01/35	966	1,023,215
Manulife Financial Corp.
2.48%, 05/19/27	3,460	3,401,077
3.70%, 03/16/32	4,010	3,814,864
4.99%, 12/11/35	2,170	2,136,334
5.38%, 03/04/46	3,768	3,606,912
Markel Group, Inc.
3.35%, 09/17/29	2,235	2,142,809
3.45%, 05/07/52	3,160	2,065,757
Security	Par (000)	Value
Insurance (continued)
3.50%, 11/01/27	$3,447	$3,395,201
4.15%, 09/17/50	2,651	1,974,962
4.30%, 11/01/47	1,416	1,092,940
5.00%, 04/05/46	2,715	2,373,065
5.00%, 05/20/49	2,335	2,000,699
6.00%, 05/16/54	2,480	2,422,832
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	4,370	3,958,711
2.38%, 12/15/31	1,205	1,073,616
2.90%, 12/15/51	2,410	1,475,943
4.20%, 03/01/48	3,485	2,779,184
4.35%, 01/30/47	2,732	2,232,616
4.38%, 03/15/29	8,277	8,278,965
4.55%, 11/08/27	6,260	6,289,269
4.65%, 03/15/30	5,605	5,634,029
4.75%, 03/15/39	3,378	3,172,803
4.85%, 11/15/31	5,910	5,959,643
4.90%, 03/15/49	5,531	4,849,699
4.95%, 03/15/36	2,250	2,218,546
5.00%, 03/15/35	9,050	8,994,026
5.15%, 03/15/34	2,041	2,058,634
5.35%, 11/15/44	2,415	2,289,533
5.40%, 09/15/33	2,575	2,659,745
5.40%, 03/15/55	7,025	6,542,132
5.45%, 03/15/53	1,935	1,816,965
5.45%, 03/15/54	1,915	1,795,353
5.70%, 09/15/53	4,525	4,416,019
5.75%, 11/01/32	1,745	1,831,867
5.88%, 08/01/33	1,535	1,633,293
6.25%, 11/01/52	1,985	2,073,591
MetLife, Inc.
4.05%, 03/01/45	4,546	3,673,513
4.13%, 08/13/42	3,393	2,823,989
4.55%, 03/23/30	5,992	6,034,881
4.60%, 05/13/46	3,549	3,084,781
4.72%, 12/15/44	2,776	2,422,563
4.88%, 11/13/43	4,745	4,296,717
5.00%, 07/15/52	4,325	3,835,266
5.25%, 01/15/54(c)	4,370	4,046,831
5.30%, 12/15/34	4,710	4,805,603
5.38%, 07/15/33	3,655	3,784,813
5.70%, 06/15/35	7,538	7,871,310
5.85%, 03/15/56, (5-year CMT + 1.82%)(a)	140	138,100
5.88%, 02/06/41	3,987	4,108,391
6.38%, 06/15/34	3,530	3,852,665
6.40%, 12/15/66	5,437	5,577,381
6.50%, 12/15/32	3,055	3,352,289
10.75%, 08/01/69	3,717	4,818,102
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	830	848,142
MGIC Investment Corp., 5.25%, 08/15/28	1,080	1,079,213
Nationwide Financial Services, Inc., 6.75%, 05/15/87	844	837,779
NMI Holdings, Inc., 6.00%, 08/15/29	1,220	1,250,238
Old Republic International Corp.
3.85%, 06/11/51	3,324	2,346,230
5.75%, 03/28/34	2,115	2,166,128
PartnerRe Finance B LLC
3.70%, 07/02/29	4,756	4,620,246
4.50%, 10/01/50, (5-year CMT + 3.82%)(a)	507	485,881
Primerica, Inc., 2.80%, 11/19/31	2,423	2,178,374

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc.
2.13%, 06/15/30	$3,589	$3,252,493
3.70%, 05/15/29(c)	3,070	2,998,567
4.30%, 11/15/46	1,509	1,226,161
4.35%, 05/15/43	1,908	1,590,775
4.63%, 09/15/42	1,851	1,606,636
5.38%, 03/15/33	2,375	2,429,871
5.50%, 03/15/53	1,645	1,543,079
6.05%, 10/15/36	2,960	3,167,578
Progressive Corp.(The)
3.00%, 03/15/32	1,839	1,683,118
3.20%, 03/26/30	3,431	3,283,419
3.70%, 01/26/45	1,577	1,195,957
3.70%, 03/15/52	2,590	1,870,305
3.95%, 03/26/50	2,874	2,179,205
4.00%, 03/01/29	2,867	2,852,183
4.13%, 04/15/47	3,928	3,123,347
4.20%, 03/15/48	2,765	2,211,726
4.35%, 04/25/44	2,198	1,839,091
4.60%, 03/26/31	910	913,006
4.95%, 06/15/33	1,960	1,978,291
5.15%, 03/26/36	1,550	1,550,441
6.25%, 12/01/32	2,416	2,627,762
6.63%, 03/01/29	2,426	2,576,998
Prudential Financial, Inc.
2.10%, 03/10/30(c)	3,775	3,484,277
3.00%, 03/10/40	2,817	2,129,854
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	1,595	1,469,890
3.70%, 03/13/51	6,919	4,955,068
3.88%, 03/27/28	3,142	3,121,371
3.91%, 12/07/47	4,456	3,349,175
3.94%, 12/07/49	4,916	3,678,991
4.35%, 02/25/50	4,417	3,544,748
4.42%, 03/27/48	1,873	1,522,098
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	3,515	3,439,497
4.60%, 05/15/44	3,646	3,144,208
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	3,180	3,102,347
5.20%, 03/14/35	2,455	2,467,346
5.70%, 12/14/36	3,959	4,110,282
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	4,598	4,569,464
5.75%, 07/15/33	2,377	2,518,211
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	1,376	1,390,375
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	4,680	4,821,154
6.63%, 12/01/37	2,376	2,627,850
6.63%, 06/21/40	1,715	1,892,298
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	1,875	1,974,025
Prudential Funding Asia PLC
3.13%, 04/14/30	3,706	3,536,595
3.63%, 03/24/32	2,365	2,232,180
Reinsurance Group of America, Inc.
3.15%, 06/15/30	3,771	3,536,015
3.90%, 05/15/29	3,573	3,499,074
5.75%, 09/15/34	2,450	2,502,907
6.00%, 09/15/33	1,916	1,995,644
6.38%, 09/15/56, (5-year CMT + 2.34%)(a)	10	9,796
6.65%, 09/15/55, (5-year CMT + 2.39%)(a)	160	162,763
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	2,908	2,878,734
Security	Par (000)	Value
Insurance (continued)
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	$3,475	$3,375,021
5.75%, 06/05/33	3,765	3,872,906
5.80%, 04/01/35	1,375	1,411,124
RLI Corp., 5.38%, 06/01/36	1,325	1,286,092
Selective Insurance Group, Inc.
5.38%, 03/01/49	750	672,571
5.90%, 04/15/35	1,305	1,349,031
SiriusPoint Ltd., 7.00%, 04/05/29	240	251,271
Stewart Information Services Corp., 3.60%, 11/15/31	2,530	2,249,130
Transatlantic Holdings, Inc., 8.00%, 11/30/39	2,093	2,532,144
Travelers Companies, Inc.(The)
2.55%, 04/27/50	2,746	1,617,302
3.05%, 06/08/51	3,889	2,511,215
3.75%, 05/15/46	2,560	1,953,903
4.00%, 05/30/47	3,744	2,949,762
4.05%, 03/07/48	2,886	2,281,612
4.10%, 03/04/49	2,921	2,296,968
4.30%, 08/25/45	2,371	1,969,029
4.60%, 08/01/43	2,840	2,513,432
5.05%, 07/24/35	1,805	1,805,418
5.35%, 11/01/40	3,967	3,941,348
5.45%, 05/25/53	2,875	2,754,500
5.70%, 07/24/55	1,330	1,323,308
6.25%, 06/15/37	4,218	4,617,630
6.75%, 06/20/36	2,392	2,714,880
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,633	2,914,931
Unum Group
4.00%, 06/15/29	2,881	2,827,002
4.13%, 06/15/51	3,270	2,395,580
4.50%, 12/15/49	1,975	1,573,179
5.25%, 12/15/35	1,190	1,169,606
5.75%, 08/15/42	3,490	3,411,522
6.00%, 06/15/54	1,335	1,286,732
W R Berkley Corp.
3.15%, 09/30/61	1,755	1,015,200
4.75%, 08/01/44	3,113	2,728,972
W.R. Berkley Corp.
3.55%, 03/30/52	1,433	981,289
4.00%, 05/12/50	2,606	1,966,767
Willis North America, Inc.
2.95%, 09/15/29	3,974	3,769,324
3.88%, 09/15/49	3,025	2,198,458
4.50%, 09/15/28	4,288	4,282,560
4.55%, 03/15/31	3,090	3,052,778
4.65%, 06/15/27	4,948	4,959,332
5.05%, 09/15/48	1,855	1,617,427
5.15%, 03/15/36	1,510	1,476,651
5.35%, 05/15/33	2,155	2,181,687
5.90%, 03/05/54	3,745	3,656,829
XL Group Ltd., 5.25%, 12/15/43	2,300	2,112,601
		1,013,891,502
Internet — 0.7%
Airbnb, Inc.
4.40%, 03/16/29	3,360	3,354,217
4.65%, 03/16/31	3,530	3,524,515
5.25%, 03/16/36	3,190	3,180,379
Alibaba Group Holding Ltd.
2.13%, 02/09/31	5,350	4,829,414

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
2.70%, 02/09/41	$4,915	$3,614,280
3.15%, 02/09/51	7,250	4,840,252
3.25%, 02/09/61	3,963	2,503,641
3.40%, 12/06/27	11,949	11,821,534
4.00%, 12/06/37	4,820	4,376,551
4.20%, 12/06/47	8,465	6,989,545
4.40%, 12/06/57(c)	4,535	3,683,827
4.50%, 11/28/34	3,302	3,222,560
4.88%, 05/26/30(c)	480	490,097
5.25%, 05/26/35(c)	1,510	1,560,312
5.63%, 11/26/54(c)	2,845	2,826,008
Alphabet, Inc.
0.80%, 08/15/27	6,475	6,227,183
1.10%, 08/15/30	11,879	10,445,971
1.90%, 08/15/40	7,213	4,775,272
2.05%, 08/15/50	13,183	7,050,883
2.25%, 08/15/60	7,285	3,630,423
3.70%, 02/15/29	9,335	9,231,943
3.88%, 11/15/28	1,815	1,805,758
4.00%, 05/15/30	5,675	5,622,060
4.10%, 11/15/30	7,665	7,594,012
4.10%, 02/15/31	8,805	8,697,890
4.38%, 11/15/32	2,385	2,358,406
4.40%, 02/15/33	7,250	7,130,323
4.50%, 05/15/35(c)	3,515	3,436,029
4.70%, 11/15/35	13,395	13,129,394
4.80%, 02/15/36	19,025	18,751,277
5.25%, 05/15/55	3,560	3,307,296
5.30%, 05/15/65	4,680	4,260,482
5.35%, 11/15/45	7,265	7,029,133
5.45%, 11/15/55	7,750	7,408,724
5.50%, 02/15/46	11,155	10,961,849
5.65%, 02/15/56	6,050	5,929,632
5.70%, 11/15/75	7,655	7,332,224
5.75%, 02/15/66	8,040	7,833,766
Amazon.com, Inc.
1.20%, 06/03/27	3,448	3,347,133
1.50%, 06/03/30	10,245	9,153,564
1.65%, 05/12/28	11,687	11,133,752
2.10%, 05/12/31	12,075	10,819,046
2.50%, 06/03/50	11,131	6,441,583
2.70%, 06/03/60	9,040	4,881,801
2.88%, 05/12/41	10,259	7,568,278
3.10%, 05/12/51	13,900	8,982,624
3.15%, 08/22/27	15,973	15,794,691
3.25%, 05/12/61	8,462	5,191,849
3.45%, 04/13/29	6,620	6,488,689
3.60%, 04/13/32	10,250	9,766,451
3.85%, 03/13/28	12,215	12,166,165
3.88%, 08/22/37	12,947	11,644,068
3.90%, 11/20/28	7,400	7,351,504
3.95%, 04/13/52	10,420	7,898,946
4.00%, 03/13/29	12,385	12,297,689
4.05%, 08/22/47	15,571	12,365,654
4.10%, 11/20/30	9,650	9,515,962
4.10%, 04/13/62	5,428	4,003,192
4.25%, 03/13/31	15,400	15,245,162
4.25%, 08/22/57	10,241	7,910,673
4.35%, 03/20/33	6,760	6,609,794
4.55%, 12/01/27	4,424	4,458,443
4.55%, 03/13/33	7,220	7,126,641
Security	Par (000)	Value
Internet (continued)
4.65%, 12/01/29	$6,830	$6,917,562
4.65%, 11/20/35	13,100	12,747,432
4.70%, 12/01/32	8,835	8,918,330
4.80%, 12/05/34	6,370	6,411,996
4.88%, 03/13/36	24,490	24,127,653
4.95%, 12/05/44(c)	6,918	6,429,846
5.45%, 11/20/55	13,580	12,823,338
5.55%, 11/20/65	9,095	8,467,639
5.65%, 03/13/46	9,175	9,037,814
5.80%, 03/13/56	9,735	9,577,838
5.95%, 03/13/66	6,315	6,229,441
6.05%, 03/13/76	12,145	11,947,193
AppLovin Corp.
5.13%, 12/01/29	4,075	4,107,425
5.38%, 12/01/31	1,855	1,873,926
5.50%, 12/01/34	3,760	3,751,058
5.95%, 12/01/54	2,740	2,517,025
Baidu, Inc.
2.38%, 08/23/31	760	687,528
3.43%, 04/07/30(c)	1,425	1,378,466
3.63%, 07/06/27	1,964	1,948,290
4.38%, 03/29/28	2,260	2,259,989
4.88%, 11/14/28	1,965	1,987,681
Booking Holdings, Inc., 3.55%, 03/15/28	3,279	3,236,632
eBay, Inc.
2.60%, 05/10/31	3,085	2,794,285
2.70%, 03/11/30	4,630	4,319,983
3.60%, 06/05/27	4,470	4,433,500
3.65%, 05/10/51	5,204	3,679,623
4.00%, 07/15/42	4,656	3,746,432
4.25%, 03/06/29	1,475	1,468,144
5.13%, 11/06/35	1,355	1,338,880
5.95%, 11/22/27	2,060	2,103,687
6.30%, 11/22/32	1,925	2,075,593
Expedia Group, Inc.
2.95%, 03/15/31	2,828	2,595,661
3.25%, 02/15/30	5,759	5,461,120
3.80%, 02/15/28	4,154	4,101,931
4.63%, 08/01/27	2,211	2,214,221
5.40%, 02/15/35(c)	3,805	3,774,438
5.50%, 04/15/36	3,295	3,230,416
JD.com, Inc.
3.38%, 01/14/30(c)	2,265	2,198,237
4.13%, 01/14/50(c)	1,900	1,542,271
MercadoLibre, Inc.
3.13%, 01/14/31	170	157,014
4.90%, 01/15/33	1,490	1,462,390
Meta Platforms, Inc.
3.50%, 08/15/27	15,625	15,517,953
3.85%, 08/15/32	15,605	14,866,222
4.20%, 11/15/30	10,790	10,660,496
4.30%, 08/15/29	6,195	6,203,189
4.45%, 08/15/52	11,905	9,228,662
4.55%, 05/15/31	14,400	14,397,840
4.55%, 08/15/31	6,325	6,340,529
4.60%, 05/15/28	6,485	6,546,412
4.60%, 11/15/32	5,850	5,776,196
4.65%, 08/15/62	7,270	5,503,426
4.75%, 08/15/34	13,330	13,095,704
4.80%, 05/15/30	6,050	6,139,746
4.88%, 05/15/33	14,400	14,394,672

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.88%, 11/15/35	$9,660	$9,419,306
4.95%, 05/15/33	9,615	9,643,060
5.25%, 05/15/36	7,200	7,179,840
5.40%, 08/15/54	11,820	10,505,164
5.50%, 11/15/45	23,610	21,945,414
5.55%, 08/15/64	12,505	11,034,907
5.60%, 05/15/53	11,555	10,617,499
5.63%, 11/15/55	15,120	13,853,660
5.75%, 05/15/63	8,275	7,589,730
5.75%, 11/15/65	20,190	18,342,446
6.20%, 05/15/46	7,200	7,198,992
6.30%, 05/15/56	7,200	7,190,136
6.45%, 05/15/66	7,200	7,189,488
Netflix, Inc.
4.88%, 04/15/28	4,825	4,883,881
4.90%, 08/15/34	2,860	2,873,525
5.40%, 08/15/54	3,590	3,442,643
5.88%, 11/15/28	3,750	3,892,388
6.38%, 05/15/29	5,110	5,401,728
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,891	3,508,839
Uber Technologies, Inc.
4.15%, 01/15/31	4,260	4,174,356
4.30%, 01/15/30	2,350	2,331,774
4.80%, 09/15/34	6,640	6,506,721
4.80%, 09/15/35	4,770	4,639,218
5.35%, 09/15/54	5,660	5,215,740
VeriSign, Inc.
2.70%, 06/15/31(c)	4,485	4,036,576
4.75%, 07/15/27	4,065	4,064,136
5.25%, 06/01/32	625	633,033
Weibo Corp., 3.38%, 07/08/30(c)	4,994	4,687,783
		973,685,374
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(c)	2,747	2,733,553
6.00%, 06/17/34(c)	2,340	2,471,065
6.35%, 06/17/54(c)	2,670	2,735,966
6.55%, 11/29/27	6,070	6,251,022
6.75%, 03/01/41	2,360	2,545,993
6.80%, 11/29/32	4,295	4,750,595
7.00%, 10/15/39	3,045	3,349,027
Gerdau Trade, Inc., 5.75%, 06/09/35	200	204,698
Nucor Corp.
2.70%, 06/01/30	3,244	3,035,976
2.98%, 12/15/55	1,622	995,245
3.13%, 04/01/32	2,095	1,938,115
3.85%, 04/01/52	2,920	2,200,707
3.95%, 05/01/28	2,723	2,708,074
4.30%, 05/23/27	4,725	4,734,570
4.40%, 05/01/48	1,929	1,607,796
4.65%, 06/01/30	2,635	2,657,219
5.10%, 06/01/35	2,220	2,246,944
5.20%, 08/01/43	1,550	1,476,069
6.40%, 12/01/37	1,711	1,891,717
Reliance, Inc., 2.15%, 08/15/30	1,065	958,729
Steel Dynamics, Inc.
1.65%, 10/15/27	1,720	1,655,408
3.25%, 01/15/31	3,231	3,038,377
3.25%, 10/15/50	2,619	1,717,211
3.45%, 04/15/30	2,504	2,399,294
Security	Par (000)	Value
Iron & Steel (continued)
4.00%, 12/15/28	$2,780	$2,751,228
5.25%, 05/15/35	3,500	3,522,316
5.38%, 08/15/34	2,505	2,548,797
5.75%, 05/15/55	1,465	1,423,097
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,562,411
6.13%, 06/12/33	6,535	6,894,391
6.40%, 06/28/54	4,910	5,032,098
6.88%, 11/21/36	2,836	3,185,417
6.88%, 11/10/39	1,431	1,593,073
Vale SA, 5.63%, 09/11/42	1,176	1,165,435
		92,981,633
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,454	2,138,776
4.40%, 09/15/32	2,215	2,098,235
Brunswick Corp/DE, 5.85%, 03/18/29(c)	2,290	2,349,363
Harley-Davidson, Inc., 4.63%, 07/28/45	1,924	1,518,988
Polaris, Inc.
5.60%, 03/01/31	1,925	1,921,371
6.95%, 03/15/29	1,520	1,592,218
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	515	507,125
4.75%, 05/15/33	3,885	3,760,660
5.25%, 02/27/38	6,105	5,836,367
5.38%, 01/15/36	6,180	6,076,142
7.50%, 10/15/27	120	124,876
		27,924,121
Lodging — 0.1%
Choice Hotels International, Inc.
3.70%, 12/01/29	2,236	2,144,169
3.70%, 01/15/31	2,320	2,175,470
5.85%, 08/01/34	2,170	2,195,557
Hyatt Hotels Corp.
4.38%, 09/15/28	2,800	2,784,090
5.05%, 03/30/28	2,050	2,069,343
5.25%, 06/30/29	2,010	2,041,535
5.38%, 12/15/31	2,490	2,538,040
5.40%, 12/15/35	1,385	1,370,109
5.50%, 06/30/34	1,410	1,431,150
5.75%, 04/23/30	2,322	2,384,505
5.75%, 03/30/32	1,460	1,508,878
Las Vegas Sands Corp.
3.90%, 08/08/29	4,195	4,047,758
5.63%, 06/15/28	3,700	3,749,947
5.90%, 06/01/27	3,380	3,414,338
6.00%, 08/15/29	2,755	2,829,982
6.00%, 06/14/30	2,890	2,978,388
6.20%, 08/15/34	1,530	1,571,554
Marriott International, Inc., 5.50%, 04/15/37	7,315	7,320,219
Marriott International, Inc./MD
4.20%, 07/15/27	1,160	1,157,967
4.50%, 10/15/31	3,585	3,542,286
4.50%, 05/01/33	1,650	1,597,239
4.80%, 03/15/30	3,000	3,022,372
4.88%, 05/15/29	1,575	1,592,502
4.90%, 04/15/29	3,900	3,944,319
5.00%, 10/15/27	4,120	4,157,505
5.10%, 04/15/32	2,680	2,720,959
5.10%, 05/01/38	2,730	2,616,553

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.25%, 10/15/35	$2,610	$2,602,227
5.30%, 05/15/34	3,295	3,334,636
5.35%, 03/15/35	3,130	3,154,396
5.55%, 10/15/28	2,975	3,051,120
Series AA, 4.65%, 12/01/28	1,924	1,930,204
Series FF, 4.63%, 06/15/30	5,182	5,174,516
Series GG, 3.50%, 10/15/32	4,119	3,796,016
Series HH, 2.85%, 04/15/31	3,001	2,749,785
Series II, 2.75%, 10/15/33	4,495	3,889,920
Series X, 4.00%, 04/15/28	2,084	2,070,552
Sands China Ltd.
2.85%, 03/08/29	3,050	2,891,015
3.25%, 08/08/31	2,860	2,623,043
4.38%, 06/18/30	3,325	3,251,757
5.40%, 08/08/28	4,820	4,875,601
		118,301,522
Machinery — 0.3%
AGCO Corp., 5.80%, 03/21/34	2,925	3,007,678
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,086	2,968,992
3.60%, 08/12/27	4,545	4,522,707
3.70%, 01/10/28(c)	1,700	1,690,500
3.75%, 02/23/29	3,065	3,027,337
3.95%, 11/14/28	3,445	3,428,116
4.15%, 01/08/31(c)	1,690	1,674,872
4.38%, 08/16/29	2,345	2,351,523
4.40%, 10/15/27	2,345	2,355,042
4.40%, 03/03/28	1,760	1,768,296
4.60%, 11/15/27	3,320	3,345,409
4.70%, 11/15/29	3,995	4,051,303
4.80%, 01/08/30	1,690	1,727,989
4.85%, 02/27/29	2,945	2,992,602
5.00%, 05/14/27	3,790	3,830,695
Series K, 4.10%, 08/15/28	2,720	2,719,329
Caterpillar, Inc.
1.90%, 03/12/31(c)	2,075	1,852,709
2.60%, 09/19/29	3,371	3,195,937
2.60%, 04/09/30	4,750	4,464,495
3.25%, 09/19/49	4,719	3,296,923
3.25%, 04/09/50	4,647	3,229,421
3.80%, 08/15/42	7,513	6,227,360
4.30%, 05/15/44	2,517	2,169,344
4.75%, 05/15/64	1,528	1,321,464
5.20%, 05/15/35	6,780	6,954,598
5.20%, 05/27/41	3,716	3,692,553
5.30%, 09/15/35	1,645	1,710,465
5.50%, 05/15/55(c)	1,600	1,604,414
6.05%, 08/15/36	2,598	2,845,391
CNH Industrial Capital LLC
4.38%, 03/07/31	1,760	1,724,606
4.50%, 10/08/27	1,640	1,641,119
4.50%, 10/16/30	2,295	2,266,642
4.55%, 04/10/28	3,115	3,112,615
4.75%, 03/21/28	2,085	2,095,039
5.10%, 04/20/29	2,790	2,825,442
5.50%, 01/12/29	2,280	2,331,246
CNH Industrial NV, 3.85%, 11/15/27	3,550	3,519,061
Deere & Co.
2.88%, 09/07/49	4,110	2,686,058
3.10%, 04/15/30	3,506	3,348,845
3.75%, 04/15/50	5,771	4,381,497
Security	Par (000)	Value
Machinery (continued)
3.90%, 06/09/42	$5,489	$4,640,371
5.38%, 10/16/29	2,960	3,067,986
5.45%, 01/16/35	5,050	5,249,948
5.70%, 01/19/55	795	807,067
7.13%, 03/03/31	2,525	2,812,386
Deere Funding Canada Corp., 4.15%, 10/09/30	1,525	1,504,668
Dover Corp.
2.95%, 11/04/29	2,820	2,680,402
5.38%, 10/15/35	1,122	1,162,858
5.38%, 03/01/41	2,160	2,155,043
Eaton Capital ULC, 4.45%, 05/09/30	3,480	3,476,874
Flowserve Corp.
2.80%, 01/15/32	2,480	2,192,685
3.50%, 10/01/30	3,083	2,914,416
GE Vernova, Inc.
4.25%, 02/04/31	2,080	2,060,772
4.88%, 02/04/36	3,075	3,039,823
5.50%, 02/04/56	1,080	1,034,583
IDEX Corp.
2.63%, 06/15/31	2,540	2,298,086
3.00%, 05/01/30	3,069	2,888,455
4.95%, 09/01/29	1,490	1,504,663
Ingersoll Rand, Inc.
5.18%, 06/15/29	2,280	2,330,207
5.20%, 06/15/27	3,330	3,357,362
5.31%, 06/15/31	1,400	1,433,928
5.40%, 08/14/28	1,105	1,129,236
5.45%, 06/15/34	3,195	3,261,456
5.70%, 08/14/33	4,220	4,392,154
5.70%, 06/15/54	2,520	2,459,517
John Deere Capital Corp.
1.45%, 01/15/31	2,845	2,493,804
1.50%, 03/06/28	2,497	2,382,586
2.00%, 06/17/31	2,814	2,503,118
2.45%, 01/09/30	3,121	2,928,223
2.80%, 09/08/27	3,282	3,229,547
2.80%, 07/18/29	3,361	3,214,864
3.05%, 01/06/28	2,775	2,729,509
3.35%, 04/18/29	3,420	3,336,031
3.45%, 03/07/29	3,649	3,578,621
3.90%, 06/07/32	2,520	2,436,957
4.15%, 09/15/27	4,285	4,290,907
4.20%, 07/15/27	3,910	3,919,015
4.35%, 09/15/32	3,100	3,072,869
4.38%, 10/15/30	2,150	2,146,489
4.40%, 09/08/31	4,215	4,204,793
4.50%, 01/16/29	4,000	4,031,454
4.65%, 01/07/28	3,070	3,098,569
4.70%, 06/10/30	4,210	4,260,901
4.75%, 01/20/28	2,495	2,523,633
4.85%, 06/11/29	3,505	3,563,913
4.85%, 10/11/29	2,535	2,595,467
4.90%, 06/11/27	3,445	3,477,917
4.90%, 03/03/28	2,190	2,220,339
4.90%, 03/07/31	3,890	3,967,712
4.95%, 07/14/28	4,245	4,316,008
5.10%, 04/11/34	4,640	4,722,978
5.15%, 09/08/33	3,915	4,028,400
Series 1, 5.05%, 06/12/34	4,015	4,068,047
Series I, 3.90%, 03/09/29	2,250	2,231,570

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Series I, 4.13%, 01/18/29	$1,500	$1,497,061
Series I, 4.20%, 03/10/31	1,465	1,449,730
Series I, 4.25%, 06/05/28	3,410	3,419,619
Series I, 4.38%, 04/15/31	2,175	2,166,592
Series I, 4.55%, 06/05/30	3,255	3,276,185
Nordson Corp.
4.50%, 12/15/29	2,200	2,196,770
5.60%, 09/15/28	2,410	2,463,675
5.80%, 09/15/33	1,745	1,811,253
nVent Finance SARL
2.75%, 11/15/31	1,818	1,617,167
4.55%, 04/15/28	3,374	3,356,288
5.65%, 05/15/33	1,885	1,936,412
Oshkosh Corp.
3.10%, 03/01/30	2,121	1,991,130
4.60%, 05/15/28	2,358	2,358,844
Otis Worldwide Corp.
2.57%, 02/15/30	7,846	7,297,180
3.11%, 02/15/40	3,983	3,042,337
3.36%, 02/15/50	4,456	3,045,569
5.13%, 11/19/31	610	623,518
5.13%, 09/04/35	2,080	2,084,485
5.25%, 08/16/28	3,615	3,684,735
Regal Rexnord Corp.
6.05%, 04/15/28	5,910	6,059,170
6.30%, 02/15/30	5,305	5,555,480
6.40%, 04/15/33	5,475	5,818,827
Rockwell Automation, Inc.
1.75%, 08/15/31	2,380	2,072,157
2.80%, 08/15/61	2,218	1,240,402
3.50%, 03/01/29	2,903	2,843,124
4.20%, 03/01/49	2,253	1,822,448
Vertiv Holdings Co.
4.85%, 03/15/36	1,020	991,663
5.65%, 03/15/46	1,280	1,230,476
5.80%, 03/15/56	690	667,708
5.95%, 03/15/66	1,370	1,324,527
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	6,280	6,300,347
4.90%, 05/29/30	2,480	2,509,045
5.50%, 05/29/35	3,380	3,454,895
5.61%, 03/11/34	1,295	1,333,216
Xylem, Inc./New York
1.95%, 01/30/28	3,647	3,506,762
2.25%, 01/30/31(c)	3,138	2,834,813
4.38%, 11/01/46	2,175	1,789,916
		378,062,347
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	5,025	4,711,406
2.88%, 10/15/27	4,623	4,535,267
3.05%, 04/15/30	3,570	3,379,730
3.13%, 09/19/46	2,157	1,456,687
3.25%, 08/26/49	4,843	3,263,993
3.38%, 03/01/29	4,128	4,014,319
3.63%, 09/14/28	3,200	3,159,388
3.63%, 10/15/47	2,166	1,569,142
3.70%, 04/15/50	3,177	2,306,550
3.88%, 06/15/44	1,855	1,447,292
4.00%, 09/14/48	4,755	3,662,769
4.80%, 03/15/30	2,240	2,262,497
Security	Par (000)	Value
Manufacturing (continued)
5.15%, 03/15/35	$2,190	$2,215,289
5.70%, 03/15/37	2,802	2,909,635
Eaton Corp.
3.10%, 09/15/27	3,582	3,534,309
3.85%, 03/06/28	3,600	3,575,491
3.92%, 09/15/47	1,554	1,226,895
3.95%, 03/06/29	6,525	6,458,447
4.00%, 11/02/32	4,404	4,271,248
4.15%, 03/15/33	4,375	4,241,806
4.15%, 11/02/42	5,219	4,478,671
4.20%, 03/06/31	2,750	2,711,313
4.35%, 05/18/28	2,190	2,194,789
4.50%, 03/06/33	1,355	1,335,468
4.70%, 08/23/52	2,945	2,572,054
4.80%, 03/06/36	2,195	2,161,380
5.45%, 03/06/56	2,970	2,871,421
Illinois Tool Works, Inc.
3.90%, 09/01/42	4,457	3,706,699
4.88%, 09/15/41	4,115	3,885,204
Parker-Hannifin Corp.
3.25%, 06/14/29	4,398	4,251,563
4.00%, 06/14/49	2,961	2,319,979
4.10%, 03/01/47	3,346	2,683,245
4.20%, 11/21/34	2,290	2,186,449
4.25%, 09/15/27	5,890	5,891,757
4.45%, 11/21/44	3,012	2,597,680
4.50%, 09/15/29	4,738	4,759,570
6.25%, 05/15/38	1,546	1,685,221
Pentair Finance SARL
4.50%, 07/01/29	2,853	2,844,101
5.90%, 07/15/32	1,440	1,504,064
Teledyne Technologies, Inc.
2.25%, 04/01/28	1,255	1,205,519
2.75%, 04/01/31	3,255	2,975,245
Textron, Inc.
2.45%, 03/15/31	2,758	2,489,855
3.00%, 06/01/30	3,090	2,907,066
3.38%, 03/01/28	2,103	2,063,692
3.90%, 09/17/29	1,689	1,650,551
4.95%, 03/15/36	1,160	1,132,335
5.50%, 05/15/35	2,320	2,363,338
6.10%, 11/15/33	2,080	2,209,254
		139,839,643
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,321	5,907,823
2.30%, 02/01/32(c)	5,220	4,467,237
2.80%, 04/01/31	10,979	9,829,898
3.50%, 06/01/41	7,022	4,865,765
3.50%, 03/01/42	6,110	4,144,790
3.70%, 04/01/51	9,264	5,675,729
3.75%, 02/15/28	5,839	5,744,994
3.85%, 04/01/61	8,500	4,912,871
3.90%, 06/01/52	10,945	6,880,195
3.95%, 06/30/62	6,236	3,645,184
4.20%, 03/15/28	6,948	6,875,585
4.40%, 04/01/33	4,920	4,565,460
4.40%, 12/01/61	6,768	4,322,193
4.80%, 03/01/50	12,591	9,246,436

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.05%, 03/30/29	$4,488	$4,498,583
5.13%, 07/01/49	5,660	4,328,238
5.25%, 04/01/53(c)	6,815	5,293,508
5.38%, 04/01/38	4,248	3,818,652
5.38%, 05/01/47	11,203	8,980,030
5.50%, 04/01/63	4,650	3,555,316
5.75%, 04/01/48	10,581	8,872,521
5.85%, 12/01/35	5,025	4,904,003
6.10%, 06/01/29	5,980	6,174,316
6.38%, 10/23/35	9,190	9,270,952
6.48%, 10/23/45	15,585	14,349,037
6.55%, 06/01/34	6,825	7,048,613
6.65%, 02/01/34	4,520	4,689,239
6.70%, 12/01/55(c)	3,125	2,945,582
6.83%, 10/23/55	2,468	2,313,845
Comcast Corp.
1.50%, 02/15/31	8,040	6,967,873
1.95%, 01/15/31	9,876	8,758,480
2.45%, 08/15/52	6,795	3,512,342
2.65%, 02/01/30	8,608	8,052,917
2.65%, 08/15/62	5,884	2,872,316
2.80%, 01/15/51	8,024	4,545,593
2.89%, 11/01/51	21,455	12,311,482
2.94%, 11/01/56	25,250	13,901,191
2.99%, 11/01/63	16,603	8,727,621
3.15%, 02/15/28	620	607,837
3.20%, 07/15/36	4,970	4,151,732
3.25%, 11/01/39	5,172	3,972,577
3.40%, 04/01/30	8,150	7,821,654
3.40%, 07/15/46	5,892	4,011,416
3.45%, 02/01/50	8,320	5,434,709
3.55%, 05/01/28	190	187,206
3.75%, 04/01/40	7,500	6,067,162
3.90%, 03/01/38	5,934	5,093,985
3.97%, 11/01/47	8,712	6,390,733
4.00%, 08/15/47	3,657	2,698,826
4.00%, 03/01/48	4,661	3,408,793
4.00%, 11/01/49	8,628	6,229,859
4.05%, 11/01/52	4,759	3,389,716
4.15%, 10/15/28	860	856,745
4.20%, 08/15/34	4,615	4,330,604
4.25%, 10/15/30	6,584	6,496,832
4.25%, 01/15/33	8,141	7,842,602
4.40%, 08/15/35	4,159	3,920,657
4.55%, 01/15/29(c)	10	10,053
4.60%, 10/15/38	5,005	4,565,509
4.60%, 08/15/45	3,336	2,770,192
4.65%, 02/15/33	5,085	5,024,119
4.65%, 07/15/42	3,060	2,626,890
4.70%, 10/15/48	8,683	7,063,700
4.75%, 03/01/44	2,334	1,984,267
4.80%, 05/15/33	5,000	4,965,829
4.95%, 05/15/32	3,475	3,498,783
4.95%, 10/15/58	5,044	4,095,628
5.10%, 06/01/29	770	786,016
5.17%, 01/15/37(b)	40,515	39,431,140
5.30%, 06/01/34	5,820	5,893,408
5.30%, 05/15/35(c)	4,085	4,142,973
5.35%, 05/15/53(c)	7,070	6,202,048
5.50%, 11/15/32	5,050	5,238,163
5.50%, 05/15/64	6,390	5,566,488
Security	Par (000)	Value
Media (continued)
5.65%, 06/15/35	$3,881	$4,002,895
5.65%, 06/01/54(c)	5,510	5,028,025
6.05%, 05/15/55(c)	4,420	4,338,779
6.45%, 03/15/37	3,060	3,313,221
6.50%, 11/15/35	3,212	3,516,425
6.55%, 07/01/39	1,105	1,188,262
6.95%, 08/15/37	2,345	2,630,400
7.05%, 03/15/33	3,837	4,300,662
FactSet Research Systems, Inc., 3.45%, 03/01/32(c)	2,575	2,334,843
Fox Corp.
3.50%, 04/08/30	5,173	4,967,219
4.71%, 01/25/29	10,767	10,792,039
5.48%, 01/25/39	6,716	6,539,450
5.58%, 01/25/49	6,838	6,303,647
6.50%, 10/13/33	6,670	7,161,285
NBCUniversal Media LLC
4.45%, 01/15/43	3,728	3,086,513
5.95%, 04/01/41	2,956	2,990,660
6.40%, 04/30/40	2,162	2,283,211
TCI Communications, Inc., 7.13%, 02/15/28	4,557	4,771,177
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,403	6,119,176
Time Warner Cable LLC
4.50%, 09/15/42	5,626	4,232,774
5.50%, 09/01/41	5,349	4,609,308
5.88%, 11/15/40	5,548	5,009,077
6.55%, 05/01/37	6,527	6,561,068
6.75%, 06/15/39	6,641	6,579,848
7.30%, 07/01/38	6,641	6,943,119
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	4,944	4,882,962
3.00%, 07/30/46	2,804	1,909,084
3.70%, 12/01/42	2,126	1,681,046
4.13%, 06/01/44	4,577	3,767,052
4.38%, 08/16/41	1,595	1,410,457
Series B, 7.00%, 03/01/32	3,622	4,057,749
Series E, 4.13%, 12/01/41	2,798	2,397,564
Walt Disney Co.(The)
2.00%, 09/01/29	10,417	9,694,918
2.20%, 01/13/28	5,887	5,715,134
2.65%, 01/13/31	10,973	10,183,716
2.75%, 09/01/49	8,050	4,969,079
3.50%, 05/13/40	8,402	6,892,732
3.60%, 01/13/51	9,510	6,885,759
3.75%, 03/14/29	7,155	7,059,527
3.80%, 03/22/30	6,989	6,851,346
3.80%, 05/13/60	6,127	4,362,446
4.00%, 03/14/31	7,135	7,015,484
4.63%, 03/14/36	4,735	4,603,443
4.63%, 03/23/40	3,281	3,072,188
4.70%, 03/23/50	7,805	6,797,241
4.75%, 09/15/44	2,959	2,634,717
4.75%, 11/15/46	1,948	1,712,597
4.95%, 10/15/45	2,271	2,067,861
5.40%, 10/01/43	3,132	3,069,728
6.15%, 03/01/37	2,030	2,212,466
6.15%, 02/15/41	3,177	3,403,837
6.20%, 12/15/34	5,820	6,393,436
6.40%, 12/15/35	5,100	5,650,531
6.55%, 03/15/33	2,864	3,183,055

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.65%, 11/15/37	$5,902	$6,648,508
7.75%, 12/01/45	1,625	2,009,949
		691,353,956
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	2,895	2,375,424
4.38%, 06/15/45	1,923	1,629,044
Timken Co.(The)
4.13%, 04/01/32	1,805	1,712,862
4.50%, 12/15/28	2,800	2,795,820
Valmont Industries, Inc.
5.00%, 10/01/44	2,664	2,365,614
5.25%, 10/01/54	1,574	1,426,654
		12,305,418
Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	3,543	3,422,617
Barrick Mining Corp.
5.25%, 04/01/42	1,295	1,249,797
6.45%, 10/15/35	1,593	1,738,133
Barrick North America Finance LLC
5.70%, 05/30/41	3,793	3,808,213
5.75%, 05/01/43	4,252	4,234,775
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	4,063	4,180,419
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,741	4,025,205
4.75%, 02/28/28	4,710	4,751,291
4.90%, 02/28/33	2,955	2,970,064
5.00%, 02/21/30	4,580	4,670,595
5.00%, 02/15/36(c)	925	924,916
5.00%, 09/30/43	11,448	10,689,796
5.10%, 09/08/28	4,578	4,662,396
5.13%, 02/21/32	3,525	3,607,299
5.25%, 09/08/30	4,410	4,538,054
5.25%, 09/08/33	6,770	6,927,930
5.30%, 02/21/35	5,585	5,704,027
5.50%, 09/08/53(c)	3,250	3,151,428
5.75%, 09/05/55	2,510	2,519,556
Freeport-McMoRan, Inc.
4.13%, 03/01/28	2,862	2,846,452
4.25%, 03/01/30	2,611	2,566,516
4.38%, 08/01/28	3,071	3,055,338
4.63%, 08/01/30	3,306	3,294,438
5.00%, 09/01/27	2,838	2,835,731
5.25%, 09/01/29	2,755	2,779,796
5.40%, 11/14/34	3,226	3,283,227
5.45%, 03/15/43	8,095	7,729,470
Kinross Gold Corp., 6.25%, 07/15/33	1,010	1,079,126
Newmont Corp.
2.60%, 07/15/32	4,055	3,663,585
4.88%, 03/15/42	2,611	2,419,798
5.45%, 06/09/44	3,157	3,036,424
5.88%, 04/01/35	2,290	2,427,524
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,730	1,666,154
4.20%, 05/13/50	860	678,449
5.35%, 03/15/34	4,199	4,332,810
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	2,063	2,164,063
Security	Par (000)	Value
Mining (continued)
6.13%, 12/15/33	$4,073	$4,372,354
7.25%, 03/15/31	3,323	3,698,773
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	6,639	4,021,686
5.20%, 11/02/40	5,144	5,038,544
7.13%, 07/15/28	4,116	4,362,424
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,194	2,696,526
4.50%, 03/14/28	3,680	3,698,233
4.75%, 03/22/42	4,160	3,797,896
4.88%, 03/14/30	5,325	5,404,904
5.00%, 03/14/32	3,220	3,276,867
5.00%, 03/09/33	2,635	2,669,446
5.13%, 03/09/53	4,153	3,801,236
5.25%, 03/14/35	5,895	6,004,355
5.75%, 03/14/55	3,530	3,532,596
5.88%, 03/14/65	764	768,288
Southern Copper Corp.
5.25%, 11/08/42	8,142	7,730,179
5.88%, 04/23/45	4,428	4,475,307
6.75%, 04/16/40	5,336	5,936,842
7.50%, 07/27/35	4,463	5,208,581
Yamana Gold, Inc., 2.63%, 08/15/31	1,735	1,541,404
		209,671,853
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	3,754	3,586,594
3.28%, 12/01/28	3,170	3,046,665
3.57%, 12/01/31	5,285	4,863,947
4.25%, 04/01/28	3,502	3,461,994
5.10%, 03/01/30	680	682,178
5.55%, 08/22/34	1,520	1,506,771
		17,148,149
Oil & Gas — 0.8%
Antero Resources Corp., 5.40%, 02/01/36	1,660	1,631,281
APA Corp.
4.25%, 01/15/30(c)	2,530	2,498,722
5.10%, 09/01/40	1,770	1,607,841
5.35%, 07/01/49	1,680	1,433,004
6.00%, 01/15/37	300	304,613
6.10%, 02/15/35	1,420	1,470,276
6.75%, 02/15/55	2,670	2,732,273
BP Capital Markets America, Inc.
1.75%, 08/10/30	4,626	4,146,515
2.72%, 01/12/32	9,485	8,586,113
2.77%, 11/10/50	7,045	4,301,987
2.94%, 06/04/51	10,185	6,405,388
3.00%, 02/24/50	9,145	5,887,079
3.00%, 03/17/52	5,830	3,671,042
3.06%, 06/17/41	6,680	5,032,778
3.38%, 02/08/61	8,423	5,400,878
3.63%, 04/06/30	5,657	5,506,506
3.94%, 09/21/28	5,163	5,125,978
4.23%, 11/06/28	7,665	7,660,413
4.70%, 04/10/29	5,965	6,033,822
4.81%, 02/13/33	6,265	6,281,719
4.87%, 11/25/29	2,805	2,849,867
4.89%, 09/11/33	4,985	5,007,319
4.97%, 10/17/29	3,555	3,626,510
4.99%, 04/10/34	6,130	6,172,821

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.02%, 11/17/27	$5,720	$5,791,708
5.23%, 11/17/34	8,180	8,336,596
BP Capital Markets PLC
3.28%, 09/19/27	7,870	7,779,469
3.72%, 11/28/28	4,162	4,104,431
Burlington Resources LLC
5.95%, 10/15/36	1,440	1,531,607
7.20%, 08/15/31	1,570	1,754,802
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,830	2,659,077
3.85%, 06/01/27	6,346	6,312,135
4.95%, 06/01/47	4,698	4,104,182
5.00%, 12/15/29	1,580	1,603,035
5.40%, 12/15/34	1,000	1,014,500
5.85%, 02/01/35	2,075	2,160,604
6.25%, 03/15/38	5,113	5,411,264
6.45%, 06/30/33	2,295	2,481,791
6.50%, 02/15/37	2,474	2,654,078
6.75%, 02/01/39	2,270	2,472,739
7.20%, 01/15/32	1,995	2,223,162
Cenovus Energy, Inc.
2.65%, 01/15/32	2,236	1,998,458
3.75%, 02/15/52	4,330	3,055,666
4.65%, 03/20/31	2,790	2,775,463
5.25%, 06/15/37	2,815	2,732,444
5.40%, 03/20/36	2,220	2,213,613
5.40%, 06/15/47	3,194	2,921,432
6.75%, 11/15/39	1,990	2,177,205
Chevron Corp.
2.00%, 05/11/27	6,310	6,186,542
2.24%, 05/11/30	7,866	7,269,192
3.08%, 05/11/50	5,101	3,411,989
Chevron USA, Inc.
1.02%, 08/12/27	5,229	5,036,375
2.34%, 08/12/50	4,063	2,323,931
3.25%, 10/15/29	3,711	3,595,863
3.85%, 01/15/28	4,251	4,239,061
3.95%, 08/13/27	2,290	2,289,494
4.05%, 08/13/28	2,390	2,387,384
4.30%, 10/15/30	5,385	5,392,675
4.48%, 02/26/28	3,510	3,532,500
4.50%, 10/15/32	4,545	4,553,971
4.69%, 04/15/30	2,900	2,936,497
4.82%, 04/15/32	3,330	3,389,303
4.85%, 10/15/35	3,980	3,982,488
4.98%, 04/15/35	3,125	3,162,518
5.25%, 11/15/43	1,950	1,924,433
6.00%, 03/01/41	1,695	1,827,180
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,193,626
3.30%, 09/30/49	1,315	992,383
4.25%, 05/09/43	3,599	3,249,670
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	445,204
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	2,697	2,701,664
CNOOC Petroleum North America ULC
5.88%, 03/10/35	2,000	2,179,639
6.40%, 05/15/37	3,000	3,444,405
7.88%, 03/15/32	3,000	3,488,650
Security	Par (000)	Value
Oil & Gas (continued)
ConocoPhillips
4.88%, 10/01/47	$2,250	$1,982,476
5.90%, 05/15/38	1,092	1,156,400
6.50%, 02/01/39	3,134	3,470,689
ConocoPhillips Co.
3.76%, 03/15/42	4,610	3,731,076
3.80%, 03/15/52	5,495	4,014,266
4.03%, 03/15/62	8,137	5,852,332
4.30%, 11/15/44	3,840	3,229,711
4.70%, 01/15/30	6,875	6,943,754
4.85%, 01/15/32	3,365	3,420,240
5.00%, 01/15/35	5,495	5,521,848
5.05%, 09/15/33	4,185	4,261,092
5.30%, 05/15/53	4,975	4,594,066
5.50%, 01/15/55	4,315	4,104,613
5.55%, 03/15/54	3,915	3,755,608
5.65%, 01/15/65	3,125	2,984,172
5.70%, 09/15/63	3,345	3,217,488
5.90%, 10/15/32	2,416	2,597,585
5.95%, 03/15/46	1,635	1,680,208
6.95%, 04/15/29	1,728	1,855,668
Continental Resources, Inc./OK
4.38%, 01/15/28	5,620	5,592,705
4.90%, 06/01/44	4,085	3,269,819
Coterra Energy, Inc.
3.90%, 05/15/27	5,573	5,546,058
4.38%, 03/15/29	2,865	2,852,644
5.40%, 02/15/35	3,070	3,095,435
5.60%, 03/15/34	2,245	2,302,020
5.90%, 02/15/55	2,710	2,606,851
Devon Energy Corp.
4.50%, 01/15/30	3,510	3,496,737
4.75%, 05/15/42	3,753	3,301,412
5.00%, 06/15/45	3,422	3,013,580
5.20%, 09/15/34(c)	4,975	4,991,674
5.25%, 10/15/27	4,205	4,205,925
5.60%, 07/15/41	5,707	5,559,622
5.75%, 09/15/54	4,720	4,449,785
5.88%, 06/15/28	2,765	2,765,504
7.88%, 09/30/31	2,622	3,009,054
7.95%, 04/15/32	1,895	2,179,523
Diamondback Energy, Inc.
3.13%, 03/24/31	3,677	3,435,540
3.50%, 12/01/29	4,623	4,468,564
4.40%, 03/24/51	99	80,414
5.15%, 01/30/30	4,360	4,459,031
5.40%, 04/18/34	5,900	6,022,564
5.55%, 04/01/35	4,310	4,424,180
5.75%, 04/18/54	5,870	5,620,219
5.90%, 04/18/64	4,440	4,279,507
6.25%, 03/15/33	4,605	4,933,037
6.25%, 03/15/53	3,015	3,075,876
Eni USA, Inc., 7.30%, 11/15/27	1,370	1,428,169
EOG Resources, Inc.
3.90%, 04/01/35	2,663	2,456,953
4.38%, 04/15/30	4,109	4,096,000
4.40%, 07/15/28	3,535	3,543,640
4.40%, 01/15/31	1,105	1,096,946
4.95%, 04/15/50	5,299	4,693,851
5.00%, 07/15/32	4,575	4,636,800
5.35%, 01/15/36	5,095	5,167,693

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.65%, 12/01/54(c)	$2,995	$2,904,997
5.95%, 07/15/55	3,455	3,494,108
EQT Corp.
3.90%, 10/01/27	2,211	2,187,968
4.75%, 01/15/31	860	855,733
5.00%, 01/15/29	2,530	2,550,848
5.70%, 04/01/28	2,700	2,752,045
5.75%, 02/01/34	2,790	2,885,788
7.00%, 02/01/30	3,130	3,345,000
7.50%, 06/01/30	480	521,184
Equinor ASA
2.38%, 05/22/30	3,552	3,288,493
3.13%, 04/06/30	5,646	5,398,243
3.25%, 11/18/49	3,909	2,695,624
3.63%, 09/10/28	4,391	4,346,700
3.63%, 04/06/40	2,099	1,746,350
3.70%, 04/06/50	3,905	2,918,464
3.95%, 05/15/43	3,552	2,911,238
4.25%, 06/02/28	2,225	2,230,087
4.25%, 11/23/41	2,330	2,018,636
4.50%, 09/03/30	825	827,733
4.75%, 11/14/35	1,650	1,623,874
4.80%, 11/08/43	3,025	2,772,996
5.10%, 08/17/40	3,102	3,048,547
5.13%, 06/03/35	2,825	2,874,639
7.25%, 09/23/27	540	562,132
Expand Energy Corp.
4.75%, 02/01/32	2,530	2,480,327
5.38%, 02/01/29	1,550	1,550,392
5.38%, 03/15/30	5,410	5,464,395
5.70%, 01/15/35	2,585	2,633,522
Exxon Mobil Corp.
2.44%, 08/16/29	8,141	7,734,254
2.61%, 10/15/30	8,290	7,748,924
3.00%, 08/16/39	6,430	5,117,565
3.10%, 08/16/49	7,446	5,032,331
3.45%, 04/15/51	12,373	8,805,169
3.48%, 03/19/30	6,924	6,734,804
3.57%, 03/06/45	4,197	3,247,634
4.11%, 03/01/46	11,991	9,922,786
4.23%, 03/19/40	7,591	6,861,065
4.33%, 03/19/50	11,390	9,469,215
Helmerich & Payne, Inc.
2.90%, 09/29/31	2,515	2,259,352
4.65%, 12/01/27	1,240	1,242,124
4.85%, 12/01/29(c)	1,280	1,280,060
5.50%, 12/01/34	1,450	1,433,035
Hess Corp.
5.60%, 02/15/41	6,068	6,175,545
5.80%, 04/01/47	2,939	2,970,450
6.00%, 01/15/40	4,048	4,283,746
7.13%, 03/15/33	2,702	3,067,711
7.30%, 08/15/31	2,779	3,132,164
7.88%, 10/01/29	2,907	3,224,411
HF Sinclair Corp.
4.50%, 10/01/30	1,947	1,909,524
5.00%, 02/01/28	2,975	2,969,952
5.50%, 09/01/32	1,305	1,320,035
5.75%, 01/15/31	2,185	2,237,847
6.25%, 01/15/35	1,535	1,591,073
Security	Par (000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp.
3.80%, 04/01/28	$3,523	$3,481,663
4.50%, 04/01/48	2,452	1,941,449
4.75%, 09/15/44	4,271	3,659,246
5.00%, 09/15/54(c)	2,038	1,707,850
5.15%, 03/01/30	3,395	3,466,849
5.70%, 03/01/35	2,905	2,982,693
6.50%, 03/01/41	5,216	5,584,218
Occidental Petroleum Corp.
4.20%, 03/15/48	1,690	1,279,859
4.40%, 04/15/46	2,390	1,902,497
5.38%, 01/01/32	4,375	4,476,099
5.55%, 10/01/34(c)	5,390	5,486,570
6.05%, 10/01/54	4,547	4,424,697
6.20%, 03/15/40	3,690	3,813,380
6.45%, 09/15/36	8,080	8,685,281
6.60%, 03/15/46	4,865	5,077,977
6.63%, 09/01/30	5,681	6,065,757
7.50%, 05/01/31	3,735	4,158,694
7.88%, 09/15/31	2,392	2,718,759
7.95%, 06/15/39	1,570	1,854,060
8.88%, 07/15/30	4,690	5,340,120
Ovintiv, Inc.
6.25%, 07/15/33	2,630	2,784,937
6.50%, 08/15/34	2,429	2,601,775
6.50%, 02/01/38	2,615	2,747,798
6.63%, 08/15/37	2,525	2,689,598
7.10%, 07/15/53(c)	2,755	3,002,853
7.20%, 11/01/31	1,750	1,928,014
7.38%, 11/01/31	2,325	2,583,568
8.13%, 09/15/30	1,430	1,607,341
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	930	915,399
5.15%, 11/15/29	1,770	1,773,182
7.15%, 10/01/33	1,795	1,944,871
Phillips 66
2.15%, 12/15/30	4,595	4,126,745
3.30%, 03/15/52	4,860	3,142,914
3.90%, 03/15/28	4,096	4,056,894
4.65%, 11/15/34	5,075	4,930,278
4.88%, 11/15/44	7,600	6,661,490
5.88%, 05/01/42	6,904	6,923,965
Phillips 66 Co.
3.15%, 12/15/29	3,311	3,157,879
3.75%, 03/01/28	3,186	3,148,442
4.68%, 02/15/45	2,385	2,023,402
4.90%, 10/01/46	3,102	2,694,159
4.95%, 12/01/27	4,345	4,381,402
4.95%, 03/15/35(c)	2,935	2,906,598
5.25%, 06/15/31	5,405	5,528,797
5.30%, 06/30/33	3,875	3,948,339
5.50%, 03/15/55	2,150	1,974,407
5.65%, 06/15/54	2,290	2,143,286
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	2,515	2,504,825
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)	3,505	3,514,652
Pioneer Natural Resources Co.
1.90%, 08/15/30	5,755	5,198,344
2.15%, 01/15/31	1,110	1,002,687

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Shell Finance U.S., Inc.
2.38%, 11/07/29	$7,656	$7,185,573
2.75%, 04/06/30	5,163	4,864,995
3.00%, 11/26/51(b)	5,480	3,503,094
3.13%, 11/07/49(b)	6,068	4,016,929
3.25%, 04/06/50	7,878	5,373,964
3.75%, 09/12/46	5,226	3,996,030
3.88%, 11/13/28(b)	6,405	6,358,457
4.00%, 05/10/46	6,959	5,536,463
4.13%, 11/06/30	3,075	3,039,181
4.13%, 05/11/35	5,673	5,380,960
4.38%, 05/11/45	11,348	9,603,592
4.55%, 08/12/43	4,463	3,932,713
4.75%, 01/06/36	3,845	3,775,346
5.13%, 10/15/41(b)	410	393,755
5.50%, 03/25/40(b)	5,628	5,697,116
6.38%, 12/15/38(b)	10,996	12,085,949
Shell International Finance BV
2.38%, 11/07/29	1,010	947,283
2.75%, 04/06/30	1,450	1,369,121
2.88%, 11/26/41	3,230	2,354,160
3.25%, 04/06/50(c)	350	237,557
3.63%, 08/21/42	2,938	2,320,568
3.88%, 11/13/28(c)	50	49,728
4.00%, 05/10/46	1,420	1,124,162
4.13%, 05/11/35(c)	1,340	1,314,394
4.38%, 05/11/45	1,400	1,180,865
6.38%, 12/15/38	299	329,302
Suncor Energy, Inc.
3.75%, 03/04/51	4,223	2,987,820
4.00%, 11/15/47	4,282	3,234,310
5.95%, 12/01/34	2,290	2,398,501
6.50%, 06/15/38	420	448,494
6.80%, 05/15/38	2,846	3,108,972
6.85%, 06/01/39	4,516	4,974,870
7.15%, 02/01/32	2,402	2,663,080
TotalEnergies Capital International SA
2.83%, 01/10/30	6,409	6,081,531
2.99%, 06/29/41	5,243	3,926,580
3.13%, 05/29/50	11,771	7,803,984
3.39%, 06/29/60	4,095	2,635,265
3.46%, 02/19/29	6,159	6,048,526
3.46%, 07/12/49	6,465	4,571,903
TotalEnergies Capital SA
3.88%, 10/11/28	4,772	4,751,624
4.72%, 09/10/34	3,670	3,648,016
5.15%, 04/05/34	6,490	6,629,628
5.28%, 09/10/54	3,730	3,477,891
5.43%, 09/10/64	4,120	3,834,048
5.49%, 04/05/54	6,110	5,861,536
5.64%, 04/05/64	4,335	4,169,045
TotalEnergies Capital USA LLC
4.25%, 01/13/31	800	791,547
4.57%, 01/13/33	140	138,528
4.86%, 01/13/36	100	98,545
Valero Energy Corp.
2.15%, 09/15/27	3,740	3,628,946
2.80%, 12/01/31	2,465	2,228,059
3.65%, 12/01/51	4,455	3,051,286
4.00%, 04/01/29	2,285	2,257,008
4.00%, 06/01/52	2,405	1,743,583
Security	Par (000)	Value
Oil & Gas (continued)
4.35%, 06/01/28	$3,446	$3,445,436
4.90%, 03/15/45	3,201	2,801,781
5.15%, 02/15/30	2,250	2,296,657
5.15%, 03/10/36	2,190	2,156,498
6.63%, 06/15/37	7,150	7,838,808
7.50%, 04/15/32	3,188	3,618,840
Viper Energy Partners LLC
4.90%, 08/01/30	1,495	1,495,569
5.70%, 08/01/35	3,480	3,535,721
Woodside Finance Ltd.
4.90%, 05/19/28	545	548,966
5.10%, 09/12/34	4,650	4,582,996
5.40%, 05/19/30	990	1,010,547
5.70%, 05/19/32	730	757,644
5.70%, 09/12/54	4,590	4,283,817
6.00%, 05/19/35	1,590	1,654,610
		1,059,821,138
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,969	5,760,149
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	2,571	2,472,101
3.34%, 12/15/27	7,521	7,412,722
4.05%, 03/11/29	1,660	1,648,014
4.08%, 12/15/47	6,743	5,327,164
4.35%, 06/15/31	6,725	6,643,997
4.49%, 05/01/30	2,859	2,859,164
4.65%, 06/15/33	5,375	5,291,181
5.00%, 06/15/36	6,050	5,954,036
5.85%, 06/15/56	5,755	5,678,386
Halliburton Co.
2.92%, 03/01/30	3,863	3,640,361
4.50%, 11/15/41	2,605	2,259,053
4.75%, 08/01/43	4,275	3,755,054
4.85%, 11/15/35	4,455	4,352,765
5.00%, 11/15/45	8,721	7,810,287
6.70%, 09/15/38	3,831	4,249,603
7.45%, 09/15/39	4,561	5,363,448
NOV, Inc.
3.60%, 12/01/29	3,202	3,097,067
3.95%, 12/01/42	6,366	5,029,624
Schlumberger Investment SA
2.65%, 06/26/30	3,203	2,995,043
4.55%, 05/07/31	1,625	1,623,635
4.80%, 05/07/33	1,625	1,620,613
5.15%, 05/07/36	1,625	1,622,741
		96,466,208
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	2,240	2,242,146
5.63%, 05/26/33	2,345	2,420,211
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	2,990	2,762,408
2.69%, 05/25/31	3,665	3,322,770
4.25%, 03/08/29	2,025	2,007,704
4.80%, 03/17/28	3,610	3,630,357
5.10%, 03/17/30	1,705	1,726,073
5.13%, 03/12/36(c)	1,705	1,661,310
5.50%, 03/17/35	2,275	2,306,563
Amcor Group Finance PLC, 5.45%, 05/23/29	2,630	2,692,099

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
AptarGroup, Inc.
3.60%, 03/15/32	$1,400	$1,297,301
4.75%, 03/30/31	2,510	2,492,394
Berry Global, Inc.
5.50%, 04/15/28	2,781	2,831,738
5.65%, 01/15/34	4,070	4,171,992
5.80%, 06/15/31	3,365	3,501,067
Packaging Corp. of America
3.00%, 12/15/29	2,764	2,627,684
3.05%, 10/01/51	2,725	1,713,681
3.40%, 12/15/27	3,634	3,579,484
4.05%, 12/15/49	2,917	2,214,880
5.20%, 08/15/35	1,170	1,166,641
5.70%, 12/01/33	2,261	2,349,778
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	1,830	1,865,542
5.44%, 04/03/34	5,615	5,700,521
5.78%, 04/03/54	4,040	3,902,731
Smurfit Westrock Financing DAC
5.19%, 01/15/36	2,390	2,355,370
5.42%, 01/15/35	2,995	3,016,271
Sonoco Products Co.
2.85%, 02/01/32	2,513	2,259,093
3.13%, 05/01/30	3,465	3,264,425
4.60%, 09/01/29	1,745	1,741,596
5.00%, 09/01/34(c)	1,910	1,873,523
5.75%, 11/01/40	1,525	1,517,994
WestRock MWV LLC
7.95%, 02/15/31	1,618	1,828,829
8.20%, 01/15/30	3,126	3,498,261
WRKCo, Inc.
3.00%, 06/15/33	3,213	2,821,220
3.90%, 06/01/28	3,081	3,045,550
4.00%, 03/15/28	2,946	2,925,289
4.20%, 06/01/32	2,326	2,230,838
4.90%, 03/15/29	3,834	3,865,125
		100,430,459
Pharmaceuticals — 1.2%
AbbVie, Inc.
3.20%, 11/21/29	25,164	24,202,774
3.78%, 03/03/28	4,955	4,924,180
4.05%, 11/21/39	18,476	16,194,271
4.13%, 03/15/31	3,405	3,352,303
4.25%, 11/14/28	4,051	4,058,539
4.25%, 11/21/49	24,908	20,112,894
4.30%, 05/14/36	4,895	4,620,554
4.40%, 03/15/33	6,150	6,029,626
4.40%, 11/06/42	11,267	9,857,418
4.45%, 05/14/46	8,628	7,338,538
4.50%, 05/14/35	11,626	11,218,658
4.55%, 03/15/35	7,830	7,593,582
4.63%, 10/01/42	3,578	3,195,002
4.65%, 03/15/28	5,395	5,440,960
4.70%, 05/14/45	11,393	10,063,271
4.75%, 03/15/36	4,010	3,920,732
4.75%, 03/15/45	4,634	4,115,734
4.80%, 03/15/29	14,910	15,127,621
4.85%, 06/15/44	5,183	4,700,321
4.88%, 03/15/30	5,735	5,836,048
4.88%, 11/14/48	8,550	7,603,392
4.95%, 03/15/31	8,515	8,687,442
Security	Par (000)	Value
Pharmaceuticals (continued)
5.05%, 03/15/34	$13,450	$13,618,897
5.20%, 03/15/35	4,945	5,022,728
5.35%, 03/15/44	4,020	3,888,156
5.40%, 03/15/54	12,280	11,640,383
5.50%, 03/15/64	3,795	3,592,505
5.55%, 03/15/56	1,970	1,906,654
5.60%, 03/15/55	3,340	3,264,413
5.65%, 03/15/66	5,165	4,987,791
Astrazeneca Finance LLC
1.75%, 05/28/28	6,179	5,886,572
2.25%, 05/28/31	4,137	3,730,820
4.00%, 03/02/31	1,890	1,854,183
4.30%, 03/02/33	2,200	2,150,572
4.60%, 03/02/36	2,200	2,143,677
4.85%, 02/26/29	6,130	6,226,285
4.88%, 03/03/28	5,950	6,032,985
4.88%, 03/03/33	2,129	2,161,194
4.90%, 03/03/30	3,540	3,608,591
4.90%, 02/26/31	4,835	4,931,171
5.00%, 02/26/34	6,145	6,227,037
AstraZeneca PLC
1.38%, 08/06/30	6,721	5,950,425
2.13%, 08/06/50	2,874	1,565,630
3.00%, 05/28/51	1,555	1,027,845
3.13%, 06/12/27	5,516	5,466,089
4.00%, 01/17/29	4,970	4,948,446
4.00%, 09/18/42	5,139	4,311,742
4.38%, 11/16/45	4,474	3,852,918
4.38%, 08/17/48	3,887	3,298,651
6.45%, 09/15/37	12,767	14,217,315
Becton Dickinson & Co.
1.96%, 02/11/31	5,225	4,615,696
2.82%, 05/20/30	3,977	3,717,423
3.70%, 06/06/27	9,183	9,118,708
4.30%, 08/22/32	2,850	2,760,424
4.69%, 02/13/28	4,800	4,817,546
4.87%, 02/08/29	3,805	3,842,011
5.11%, 02/08/34	1,715	1,722,258
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,376	4,187,509
1.45%, 11/13/30	5,875	5,170,838
2.35%, 11/13/40	3,539	2,472,339
2.55%, 11/13/50	7,862	4,561,074
2.95%, 03/15/32	6,390	5,859,478
3.25%, 08/01/42	3,268	2,454,378
3.40%, 07/26/29	8,837	8,596,961
3.45%, 11/15/27	3,540	3,506,995
3.55%, 03/15/42	4,875	3,845,075
3.70%, 03/15/52	10,010	7,206,264
3.90%, 02/20/28(c)	30	29,913
3.90%, 03/15/62	5,952	4,191,713
4.13%, 06/15/39	10,291	9,164,485
4.25%, 10/26/49	16,342	13,079,953
4.35%, 11/15/47	6,089	5,011,374
4.50%, 03/01/44	1,435	1,240,521
4.55%, 02/20/48	6,496	5,481,724
4.63%, 05/15/44	3,135	2,753,834
4.90%, 02/22/29	30	30,585
5.00%, 08/15/45	3,340	3,055,905
5.10%, 02/22/31	5,535	5,680,608
5.20%, 02/22/34	10,970	11,226,732

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.50%, 02/22/44	$2,140	$2,108,068
5.55%, 02/22/54	10,325	9,907,972
5.65%, 02/22/64	50	48,415
5.75%, 02/01/31	4,355	4,590,169
5.90%, 11/15/33	2,279	2,439,047
6.25%, 11/15/53(c)	480	506,658
6.40%, 11/15/63	440	474,713
Cardinal Health, Inc.
3.41%, 06/15/27	3,935	3,893,264
4.37%, 06/15/47	2,694	2,180,314
4.50%, 09/15/30	1,905	1,894,826
4.50%, 11/15/44	1,705	1,421,218
4.60%, 03/15/43	1,835	1,577,969
4.90%, 09/15/45	2,352	2,061,628
5.00%, 11/15/29	3,160	3,204,181
5.13%, 02/15/29	4,205	4,273,508
5.15%, 09/15/35	3,155	3,134,780
5.35%, 11/15/34	2,350	2,377,598
5.45%, 02/15/34	2,335	2,383,724
5.75%, 11/15/54	2,505	2,440,350
Cencora, Inc.
2.70%, 03/15/31	5,850	5,341,772
2.80%, 05/15/30	3,027	2,827,340
3.45%, 12/15/27	5,586	5,500,676
3.95%, 02/13/29	2,040	2,010,649
4.25%, 11/15/30	840	825,772
4.25%, 03/01/45	2,660	2,188,082
4.30%, 12/15/47	2,675	2,186,313
4.60%, 02/13/33	1,310	1,287,972
4.63%, 12/15/27	1,360	1,364,862
4.85%, 12/15/29	2,945	2,979,052
4.90%, 02/13/36	2,880	2,812,324
5.13%, 02/15/34	1,325	1,329,495
5.15%, 02/15/35	2,200	2,207,509
5.65%, 02/13/56	1,750	1,697,134
CVS Health Corp.
1.30%, 08/21/27	11,801	11,337,513
1.75%, 08/21/30	5,945	5,259,145
1.88%, 02/28/31	6,565	5,755,516
2.13%, 09/15/31	4,570	3,985,651
2.70%, 08/21/40	510	356,690
3.25%, 08/15/29	7,893	7,574,810
3.75%, 04/01/30	5,648	5,471,315
4.13%, 04/01/40	3,281	2,761,291
4.25%, 04/01/50	2,038	1,552,184
4.30%, 03/25/28	16,450	16,393,900
4.78%, 03/25/38	22,470	20,840,389
4.88%, 07/20/35	2,984	2,882,779
5.00%, 01/30/29	5,120	5,182,105
5.00%, 09/15/32	2,765	2,771,638
5.05%, 03/25/48	34,879	30,081,360
5.13%, 02/21/30	5,495	5,585,954
5.13%, 07/20/45	14,609	12,901,378
5.25%, 01/30/31	3,660	3,734,882
5.25%, 02/21/33	7,531	7,642,418
5.30%, 06/01/33	5,531	5,601,114
5.30%, 12/05/43	3,532	3,229,156
5.40%, 06/01/29	4,735	4,843,231
5.45%, 09/15/35	6,390	6,440,970
5.55%, 06/01/31	4,745	4,907,611
5.63%, 02/21/53	5,560	5,112,565
Security	Par (000)	Value
Pharmaceuticals (continued)
5.70%, 06/01/34	$5,420	$5,588,815
5.88%, 06/01/53	5,252	4,988,664
6.00%, 06/01/44	3,525	3,476,697
6.00%, 06/01/63	3,395	3,218,186
6.05%, 06/01/54	4,495	4,376,045
6.13%, 09/15/39	2,753	2,829,669
6.20%, 09/15/55	5,575	5,551,955
6.25%, 06/01/27	1,500	1,528,481
6.25%, 09/15/65	2,330	2,283,651
Eli Lilly & Co.
2.25%, 05/15/50(c)	7,062	3,935,147
2.50%, 09/15/60	5,245	2,773,731
3.10%, 05/15/27	4,044	4,011,088
3.38%, 03/15/29	4,765	4,663,424
3.70%, 03/01/45	4,255	3,311,661
3.95%, 05/15/47	3,708	2,926,593
3.95%, 03/15/49	2,530	1,978,131
4.00%, 10/15/28	5,095	5,084,871
4.15%, 08/14/27	5,035	5,043,849
4.15%, 03/15/59	3,271	2,513,971
4.20%, 08/14/29	5,845	5,838,109
4.25%, 03/15/31	5,210	5,179,620
4.50%, 02/09/29	4,845	4,887,743
4.55%, 02/12/28	4,065	4,094,329
4.55%, 10/15/32	5,055	5,050,635
4.60%, 08/14/34	5,580	5,501,852
4.70%, 02/27/33	4,290	4,318,423
4.70%, 02/09/34	6,590	6,564,096
4.75%, 02/12/30	4,365	4,436,352
4.88%, 02/27/53	4,319	3,830,544
4.90%, 02/12/32	3,225	3,291,559
4.90%, 10/15/35	5,540	5,530,939
4.95%, 02/27/63	3,965	3,452,141
5.00%, 02/09/54	5,685	5,134,892
5.05%, 08/14/54	5,635	5,128,323
5.10%, 02/12/35	5,305	5,396,507
5.10%, 02/09/64	5,930	5,300,864
5.20%, 08/14/64	2,635	2,389,278
5.50%, 02/12/55	3,845	3,743,901
5.55%, 03/15/37	3,480	3,651,910
5.55%, 10/15/55	2,820	2,764,142
5.60%, 02/12/65	4,110	3,975,642
5.65%, 10/15/65	2,995	2,924,636
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	6,423	6,256,787
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	9,618	9,564,030
4.20%, 03/18/43	2,844	2,446,248
4.50%, 04/15/30	2,330	2,343,567
4.88%, 04/15/35	2,000	1,991,082
5.38%, 04/15/34	3,146	3,260,697
6.38%, 05/15/38	12,173	13,480,543
Johnson & Johnson
0.95%, 09/01/27	5,286	5,085,082
1.30%, 09/01/30	7,323	6,513,005
2.10%, 09/01/40	4,896	3,424,085
2.25%, 09/01/50	1,711	980,850
2.45%, 09/01/60	5,653	3,022,493
2.90%, 01/15/28	9,141	8,978,991
3.40%, 01/15/38	4,785	4,140,167
3.50%, 01/15/48	3,285	2,474,917

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.55%, 03/01/36	$4,826	$4,391,772
3.63%, 03/03/37	6,681	5,985,776
3.70%, 03/01/46	9,249	7,336,425
3.75%, 03/03/47	5,466	4,321,059
4.38%, 12/05/33	3,918	3,913,020
4.50%, 09/01/40	3,067	2,904,215
4.50%, 12/05/43(c)	2,268	2,082,489
4.55%, 03/01/28	2,810	2,838,283
4.70%, 03/01/30	4,230	4,319,525
4.80%, 06/01/29	5,220	5,337,872
4.85%, 03/01/32	3,980	4,094,609
4.85%, 05/15/41	1,712	1,676,414
4.90%, 06/01/31	5,635	5,807,592
4.95%, 05/15/33	2,384	2,471,998
4.95%, 06/01/34(c)	3,715	3,830,296
5.00%, 03/01/35(c)	4,730	4,864,391
5.25%, 06/01/54(c)	3,680	3,626,442
5.85%, 07/15/38	3,313	3,610,334
5.95%, 08/15/37	4,304	4,726,040
6.95%, 09/01/29	2,873	3,138,077
McKesson Corp.
3.95%, 02/16/28	3,002	2,980,840
4.25%, 09/15/29	2,630	2,621,070
4.65%, 05/30/30	3,580	3,603,269
4.90%, 07/15/28	2,991	3,034,379
4.95%, 05/30/32	3,540	3,592,566
5.10%, 07/15/33	2,520	2,567,041
5.25%, 05/30/35	3,125	3,182,584
Mead Johnson Nutrition Co., 4.60%, 06/01/44	2,918	2,528,334
Merck & Co., Inc.
1.45%, 06/24/30	5,819	5,180,690
1.70%, 06/10/27	8,715	8,502,826
1.90%, 12/10/28	5,304	5,015,411
2.15%, 12/10/31	9,555	8,468,915
2.35%, 06/24/40	4,691	3,315,953
2.45%, 06/24/50	5,605	3,219,940
2.75%, 12/10/51	9,000	5,437,024
2.90%, 12/10/61	7,686	4,364,694
3.40%, 03/07/29	8,631	8,448,672
3.60%, 09/15/42	3,110	2,456,581
3.70%, 02/10/45	9,159	7,084,417
3.85%, 09/15/27	4,875	4,865,036
3.85%, 03/15/29	2,370	2,349,865
3.90%, 03/07/39	4,625	4,049,297
4.00%, 03/07/49	6,693	5,213,718
4.05%, 05/17/28	2,920	2,920,824
4.15%, 09/15/30	3,495	3,472,245
4.15%, 03/15/31	3,680	3,630,953
4.15%, 05/18/43	5,872	4,944,315
4.30%, 05/17/30	4,609	4,600,357
4.45%, 12/04/32	1,860	1,842,984
4.50%, 05/17/33	4,680	4,647,416
4.55%, 09/15/32	3,815	3,816,171
4.75%, 12/04/35	4,495	4,402,396
4.90%, 05/17/44	3,450	3,152,085
4.95%, 09/15/35	5,225	5,210,965
5.00%, 05/17/53	6,870	6,132,690
5.15%, 05/17/63	3,255	2,895,568
5.50%, 03/15/46	2,885	2,811,193
5.55%, 12/04/55	4,040	3,893,731
5.70%, 09/15/55	5,610	5,510,522
Security	Par (000)	Value
Pharmaceuticals (continued)
5.70%, 12/04/65	$4,270	$4,127,723
6.50%, 12/01/33	2,818	3,124,334
6.55%, 09/15/37	2,100	2,356,539
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,935	2,062,223
5.95%, 12/01/28	1,518	1,585,679
Mylan, Inc.
4.55%, 04/15/28	3,475	3,459,770
5.20%, 04/15/48	3,275	2,605,616
5.40%, 11/29/43	2,239	1,914,755
Novartis Capital Corp.
2.20%, 08/14/30	6,458	5,913,063
2.75%, 08/14/50	6,128	3,829,119
3.10%, 05/17/27	4,449	4,414,438
3.70%, 09/21/42	3,045	2,472,681
3.80%, 09/18/29	4,275	4,214,615
3.90%, 11/05/28	2,840	2,823,935
4.00%, 09/18/31	3,875	3,810,150
4.00%, 11/20/45	5,821	4,762,769
4.10%, 03/16/29	3,285	3,275,476
4.10%, 11/05/30	3,900	3,849,101
4.20%, 09/18/34	3,355	3,236,775
4.30%, 11/05/32	2,980	2,937,904
4.40%, 03/18/31	3,885	3,878,846
4.40%, 05/06/44	8,468	7,393,884
4.60%, 03/18/33	5,895	5,858,403
4.60%, 11/05/35	2,740	2,677,055
4.70%, 09/18/54	2,575	2,231,555
4.90%, 03/18/36	6,085	6,039,828
5.20%, 11/05/45	2,200	2,098,479
5.30%, 11/05/55	1,450	1,378,980
5.60%, 03/18/46	3,140	3,142,831
5.70%, 03/18/56	1,420	1,420,610
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	17,210	17,288,558
4.65%, 05/19/30	9,725	9,790,186
4.75%, 05/19/33	21,911	21,802,887
5.11%, 05/19/43	10,000	9,409,020
5.30%, 05/19/53	26,470	24,515,571
5.34%, 05/19/63	13,740	12,438,493
Pfizer, Inc.
1.70%, 05/28/30	6,096	5,487,764
1.75%, 08/18/31	5,220	4,565,678
2.55%, 05/28/40	4,995	3,622,574
2.63%, 04/01/30	6,473	6,066,632
2.70%, 05/28/50	5,780	3,528,972
3.45%, 03/15/29	7,618	7,471,925
3.60%, 09/15/28	4,248	4,202,367
3.88%, 11/15/27	1,795	1,790,667
3.90%, 03/15/39	3,443	2,983,187
4.00%, 12/15/36	4,850	4,461,628
4.00%, 03/15/49	6,042	4,720,269
4.10%, 09/15/38	3,477	3,144,241
4.13%, 12/15/46	6,052	4,893,217
4.20%, 11/15/30	3,415	3,385,820
4.20%, 09/15/48	5,085	4,102,785
4.30%, 06/15/43	3,658	3,124,150
4.40%, 05/15/44	5,139	4,440,720
4.50%, 11/15/32	4,750	4,704,240
4.88%, 11/15/35	4,910	4,856,595
5.60%, 09/15/40	2,514	2,575,199

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.60%, 11/15/55(c)	$2,505	$2,456,786
5.70%, 11/15/65	2,370	2,278,944
7.20%, 03/15/39	10,958	12,771,491
Pharmacia LLC, 6.60%, 12/01/28	6,449	6,805,638
Sanofi SA
3.63%, 06/19/28	5,496	5,441,462
3.75%, 11/03/27	2,680	2,670,083
3.80%, 11/03/28	2,310	2,292,640
4.20%, 11/03/32	2,090	2,050,256
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	12,263	11,156,213
3.03%, 07/09/40	7,261	5,460,266
3.18%, 07/09/50	8,970	5,861,631
3.38%, 07/09/60	4,346	2,713,097
5.00%, 11/26/28	8,456	8,564,210
5.30%, 07/05/34	3,790	3,842,368
5.65%, 07/05/44	2,850	2,788,122
5.65%, 07/05/54	2,970	2,847,737
5.80%, 07/05/64	2,460	2,356,904
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	6,220	6,226,465
5.90%, 07/07/55	3,232	3,197,799
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	4,417	3,590,718
Viatris, Inc.
2.30%, 06/22/27	3,953	3,842,907
2.70%, 06/22/30	5,975	5,445,121
3.85%, 06/22/40	6,566	5,034,741
4.00%, 06/22/50(c)	8,425	5,588,074
Wyeth LLC
5.95%, 04/01/37	9,128	9,717,066
6.00%, 02/15/36	2,404	2,565,570
6.50%, 02/01/34	3,484	3,845,312
Zoetis, Inc.
2.00%, 05/15/30	5,165	4,690,889
3.00%, 09/12/27	5,301	5,211,974
3.00%, 05/15/50	2,425	1,553,840
3.90%, 08/20/28	3,809	3,767,622
3.95%, 09/12/47	1,959	1,526,950
4.15%, 08/17/28	2,690	2,676,148
4.45%, 08/20/48	1,969	1,635,133
4.70%, 02/01/43	5,280	4,700,824
5.00%, 08/17/35	2,840	2,826,381
5.60%, 11/16/32	2,145	2,240,827
		1,670,983,244
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	2,222	2,077,275
3.60%, 09/01/32	2,180	2,013,450
4.45%, 07/15/27	1,997	1,994,433
4.80%, 05/03/29	2,821	2,829,835
5.38%, 02/15/36	1,855	1,836,092
5.63%, 08/01/34	2,315	2,374,788
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	2,630	2,231,700
3.70%, 11/15/29	5,645	5,484,781
5.13%, 06/30/27	4,807	4,828,741
Cheniere Energy Partners LP
3.25%, 01/31/32	6,687	6,117,655
4.00%, 03/01/31	6,459	6,219,816
4.50%, 10/01/29	7,380	7,341,749
5.55%, 10/30/35	2,085	2,124,218
Security	Par (000)	Value
Pipelines (continued)
5.75%, 08/15/34	$4,885	$5,056,010
5.95%, 06/30/33	4,809	5,046,363
Cheniere Energy, Inc.
4.63%, 10/15/28	5,242	5,222,025
5.20%, 07/30/36(b)	2,110	2,086,252
5.65%, 04/15/34	5,830	6,007,421
6.00%, 07/30/56(b)	1,270	1,250,594
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	3,182	3,106,540
DCP Midstream Operating LP
3.25%, 02/15/32	1,885	1,723,177
5.13%, 05/15/29	510	517,244
5.60%, 04/01/44	1,765	1,671,710
5.63%, 07/15/27	1,310	1,322,642
8.13%, 08/16/30	2,110	2,399,281
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	4,085	3,847,562
5.80%, 01/15/35	2,435	2,532,108
6.20%, 01/15/55	1,410	1,431,012
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	2,769	2,625,088
4.60%, 12/15/44	2,881	2,440,801
4.80%, 11/01/43	2,688	2,337,935
Enbridge Energy Partners LP
5.50%, 09/15/40	3,320	3,242,509
7.38%, 10/15/45	3,494	4,001,740
Series B, 7.50%, 04/15/38	2,210	2,556,446
Enbridge, Inc.
2.50%, 08/01/33	4,400	3,751,611
3.13%, 11/15/29	5,795	5,529,874
3.40%, 08/01/51	3,270	2,194,663
3.70%, 07/15/27	4,472	4,436,032
4.00%, 11/15/49	2,388	1,796,334
4.20%, 11/20/28	2,570	2,553,733
4.50%, 02/15/31	2,840	2,808,784
4.50%, 06/10/44	2,013	1,691,617
4.60%, 06/20/28	2,000	2,005,714
4.85%, 03/27/31	3,380	3,394,157
4.90%, 06/20/30	2,730	2,753,347
5.20%, 11/20/35	2,370	2,361,346
5.30%, 04/05/29	2,925	2,986,775
5.45%, 03/27/36	3,420	3,454,057
5.50%, 12/01/46	1,640	1,559,123
5.55%, 06/20/35	3,395	3,467,608
5.63%, 04/05/34	5,540	5,718,988
5.70%, 03/08/33	9,955	10,316,840
5.95%, 04/05/54	4,045	4,027,194
6.00%, 11/15/28	3,610	3,744,731
6.20%, 11/15/30	3,085	3,265,602
6.70%, 11/15/53	5,099	5,540,030
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	3,101	3,316,516
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	240	253,935
Energy Transfer LP
3.75%, 05/15/30	6,106	5,905,481
4.00%, 10/01/27	4,056	4,032,775
4.15%, 09/15/29	3,192	3,146,291
4.55%, 01/15/31	220	218,119
4.90%, 03/15/35	2,555	2,484,315
4.95%, 05/15/28	4,023	4,057,008
4.95%, 06/15/28	5,139	5,186,795
4.95%, 01/15/43	2,295	2,008,766

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.00%, 05/15/44	$2,195	$1,909,558
5.00%, 05/15/50	8,989	7,494,451
5.15%, 02/01/43	2,791	2,490,273
5.15%, 03/15/45	3,872	3,392,565
5.20%, 04/01/30	3,030	3,096,537
5.25%, 04/15/29	6,447	6,568,503
5.25%, 07/01/29	4,080	4,165,933
5.30%, 04/01/44	3,879	3,486,489
5.30%, 04/15/47	4,275	3,770,341
5.35%, 01/15/36	190	188,841
5.35%, 05/15/45	4,428	3,968,462
5.40%, 10/01/47	6,813	6,080,356
5.50%, 06/01/27	5,168	5,214,909
5.55%, 02/15/28	5,170	5,261,469
5.55%, 05/15/34	5,985	6,104,669
5.60%, 09/01/34	5,465	5,575,711
5.70%, 04/01/35	2,630	2,695,418
5.75%, 02/15/33	6,865	7,143,624
5.95%, 10/01/43	1,894	1,841,417
5.95%, 05/15/54	7,494	7,066,367
6.00%, 06/15/48	4,865	4,666,228
6.05%, 06/01/41	3,474	3,504,209
6.05%, 09/01/54	5,055	4,826,133
6.10%, 12/01/28	1,915	1,986,250
6.10%, 02/15/42	2,065	2,044,891
6.13%, 12/15/45	4,953	4,842,109
6.20%, 04/01/55	3,100	3,013,982
6.25%, 04/15/49	8,099	7,966,454
6.30%, 01/15/56	460	453,380
6.40%, 12/01/30	3,950	4,217,902
6.50%, 02/01/42	3,507	3,656,538
6.55%, 12/01/33	6,971	7,552,105
6.63%, 10/15/36	1,945	2,099,979
7.50%, 07/01/38	2,610	3,006,861
Series 20Y, 5.80%, 06/15/38	2,739	2,785,990
Enterprise Products Operating LLC
2.80%, 01/31/30	5,351	5,056,236
3.13%, 07/31/29	5,781	5,575,582
3.20%, 02/15/52	4,710	3,082,273
3.30%, 02/15/53	4,675	3,093,823
3.70%, 01/31/51	4,817	3,499,214
3.95%, 01/31/60	4,949	3,582,234
4.15%, 10/16/28	5,116	5,108,565
4.20%, 01/31/50	5,820	4,642,239
4.25%, 02/15/48	6,035	4,890,156
4.30%, 06/20/28	3,920	3,921,452
4.45%, 02/15/43	5,251	4,569,711
4.60%, 01/15/31	6,530	6,540,403
4.80%, 02/01/49	5,943	5,180,393
4.85%, 01/31/34	3,060	3,056,183
4.85%, 08/15/42	3,829	3,502,224
4.85%, 03/15/44	5,957	5,410,735
4.90%, 05/15/46	4,787	4,278,073
4.95%, 02/15/35	5,115	5,109,605
4.95%, 10/15/54	2,127	1,868,493
5.10%, 02/15/45	5,284	4,902,382
5.20%, 01/15/36	6,890	6,954,653
5.35%, 01/31/33	4,642	4,789,015
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	3,315	3,304,511
5.55%, 02/16/55(c)	3,655	3,510,163
Security	Par (000)	Value
Pipelines (continued)
5.70%, 02/15/42	$2,377	$2,391,517
5.95%, 02/01/41	3,589	3,756,754
6.13%, 10/15/39	3,152	3,367,449
6.45%, 09/01/40	2,720	2,996,895
7.55%, 04/15/38	2,169	2,577,317
Series D, 6.88%, 03/01/33	1,910	2,135,908
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(a)	4,506	4,492,966
Series H, 6.65%, 10/15/34	1,900	2,107,145
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,122	1,850,813
5.00%, 08/15/42	2,935	2,650,828
5.00%, 03/01/43	3,120	2,805,133
5.40%, 09/01/44	2,590	2,416,984
5.50%, 03/01/44	3,440	3,255,878
5.63%, 09/01/41	2,032	1,989,463
5.80%, 03/15/35	2,766	2,866,642
6.38%, 03/01/41	2,976	3,140,399
6.50%, 02/01/37	2,011	2,182,353
6.50%, 09/01/39	2,822	3,034,774
6.55%, 09/15/40	2,168	2,330,239
6.95%, 01/15/38	5,500	6,148,490
7.30%, 08/15/33	2,755	3,116,368
7.40%, 03/15/31	1,261	1,408,548
7.50%, 11/15/40	1,714	1,991,803
7.75%, 03/15/32	1,666	1,901,452
Kinder Morgan, Inc.
2.00%, 02/15/31	3,200	2,835,966
3.25%, 08/01/50	2,807	1,827,533
3.60%, 02/15/51	4,120	2,849,359
4.30%, 03/01/28	7,111	7,111,419
4.80%, 02/01/33	3,506	3,478,062
5.00%, 02/01/29	5,980	6,070,073
5.05%, 02/15/46	3,533	3,150,702
5.10%, 08/01/29	3,070	3,125,467
5.15%, 06/01/30	1,485	1,517,829
5.20%, 06/01/33	5,175	5,262,730
5.20%, 03/01/48	3,283	2,960,386
5.30%, 12/01/34	3,685	3,719,652
5.40%, 02/01/34	4,740	4,849,553
5.45%, 08/01/52	3,465	3,191,596
5.55%, 06/01/45	7,330	6,989,814
5.85%, 06/01/35	1,220	1,278,227
5.95%, 08/01/54	3,325	3,274,028
7.75%, 01/15/32	4,669	5,345,150
7.80%, 08/01/31	2,817	3,216,556
MPLX LP
2.65%, 08/15/30	6,738	6,217,599
4.00%, 03/15/28	6,425	6,375,170
4.25%, 12/01/27	4,337	4,325,602
4.50%, 04/15/38	9,225	8,317,170
4.70%, 04/15/48	7,054	5,768,751
4.80%, 02/15/29	4,260	4,290,980
4.80%, 02/15/31	4,040	4,049,264
4.90%, 04/15/58	2,344	1,903,016
4.95%, 09/01/32	4,465	4,464,987
4.95%, 03/14/52	7,250	6,027,406
5.00%, 01/15/33	3,400	3,383,117
5.00%, 03/01/33	4,735	4,710,387
5.20%, 03/01/47	5,068	4,469,000
5.20%, 12/01/47	2,461	2,167,502

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.30%, 04/01/36	$3,085	$3,033,126
5.40%, 04/01/35	3,425	3,423,186
5.40%, 09/15/35	4,985	4,974,116
5.50%, 06/01/34	6,275	6,356,921
5.50%, 02/15/49	7,076	6,425,655
5.65%, 03/01/53	2,150	1,968,743
5.95%, 04/01/55(c)	2,865	2,730,520
6.10%, 04/01/56	2,295	2,229,884
6.20%, 09/15/55	4,320	4,257,473
ONEOK Partners LP
6.13%, 02/01/41	3,141	3,205,459
6.20%, 09/15/43	2,312	2,308,934
6.65%, 10/01/36	3,063	3,319,465
6.85%, 10/15/37	3,065	3,341,601
ONEOK, Inc.
3.10%, 03/15/30	3,313	3,128,466
3.25%, 06/01/30	2,497	2,364,924
3.40%, 09/01/29	3,728	3,587,653
3.95%, 03/01/50	4,569	3,237,381
4.00%, 07/13/27	3,816	3,794,561
4.20%, 10/03/47	3,138	2,361,030
4.25%, 09/24/27	2,050	2,044,177
4.25%, 09/15/46	2,708	2,078,080
4.35%, 03/15/29	3,603	3,580,799
4.40%, 10/15/29	750	745,286
4.45%, 09/01/49	2,608	2,062,887
4.55%, 07/15/28	4,536	4,536,773
4.75%, 10/15/31	6,145	6,108,447
4.85%, 02/01/49	2,858	2,353,489
4.95%, 10/15/32	2,460	2,441,702
4.95%, 07/13/47	2,610	2,226,678
5.05%, 11/01/34	7,780	7,618,848
5.05%, 04/01/45	2,060	1,771,636
5.15%, 10/15/43	3,141	2,776,352
5.20%, 07/15/48	4,414	3,873,690
5.38%, 06/01/29	990	1,009,298
5.40%, 10/15/35	3,440	3,437,626
5.45%, 06/01/47	1,595	1,441,553
5.60%, 04/01/44	2,130	1,967,858
5.65%, 11/01/28	3,835	3,932,787
5.65%, 09/01/34	1,490	1,523,719
5.70%, 11/01/54	4,220	3,846,977
5.80%, 11/01/30	2,650	2,752,444
5.85%, 11/01/64	2,035	1,869,801
6.00%, 06/15/35	1,429	1,492,888
6.05%, 09/01/33	7,415	7,794,574
6.10%, 11/15/32	2,645	2,791,939
6.25%, 10/15/55	5,900	5,805,902
6.35%, 01/15/31	2,950	3,133,014
6.63%, 09/01/53	5,645	5,811,103
7.15%, 01/15/51	1,950	2,121,071
Plains All American Pipeline LP, 5.95%, 06/15/35	3,915	4,037,707
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	4,088,703
3.80%, 09/15/30	3,844	3,703,067
4.30%, 01/31/43	1,997	1,623,212
4.70%, 01/15/31	2,960	2,953,054
4.70%, 06/15/44	3,320	2,809,365
4.90%, 02/15/45	3,306	2,864,577
Security	Par (000)	Value
Pipelines (continued)
5.15%, 06/01/42	$2,499	$2,248,966
5.60%, 01/15/36	2,830	2,835,793
5.70%, 09/15/34	3,430	3,510,097
6.65%, 01/15/37	4,037	4,352,479
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	8,139	8,102,388
4.50%, 05/15/30	5,047	5,040,403
5.90%, 09/15/37	1,830	1,914,120
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	3,170	3,181,373
5.03%, 10/01/29	1,590	1,600,533
5.58%, 10/01/34	5,275	5,254,976
6.18%, 10/01/54	3,290	3,110,167
Spectra Energy Partners LP
4.50%, 03/15/45	5,422	4,559,221
5.95%, 09/25/43	2,271	2,246,652
Targa Resources Corp.
4.20%, 02/01/33	4,210	3,996,309
4.35%, 01/15/29	2,335	2,324,326
4.35%, 04/15/31	1,330	1,303,505
4.90%, 09/15/30	3,445	3,470,308
4.95%, 04/15/52	4,100	3,449,181
5.20%, 07/01/27	5,055	5,092,171
5.40%, 07/30/36	3,190	3,174,989
5.50%, 02/15/35	2,635	2,667,094
5.55%, 08/15/35	4,390	4,443,647
5.65%, 02/15/36	3,685	3,744,734
6.05%, 05/15/56	855	829,125
6.13%, 03/15/33	3,260	3,447,062
6.13%, 05/15/55	3,685	3,618,312
6.15%, 03/01/29	3,325	3,464,417
6.25%, 07/01/52	2,612	2,607,028
6.50%, 03/30/34	4,360	4,729,917
6.50%, 02/15/53	4,445	4,588,482
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	5,655	5,376,307
4.88%, 02/01/31	4,965	4,960,033
5.00%, 01/15/28	4,300	4,294,337
5.50%, 03/01/30	5,610	5,678,074
TC PipeLines LP, 3.90%, 05/25/27	5,655	5,616,646
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	2,030	2,146,931
7.63%, 04/01/37	830	968,428
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,532	1,701,295
TransCanada PipeLines Ltd.
4.10%, 04/15/30	3,285	3,220,532
4.25%, 05/15/28	7,409	7,379,698
4.63%, 03/01/34	5,494	5,314,769
4.88%, 05/15/48	260	227,848
5.00%, 10/16/43	620	570,747
5.10%, 03/15/49	3,593	3,322,234
5.60%, 03/31/34	1,500	1,538,000
5.85%, 03/15/36	2,058	2,133,584
6.10%, 06/01/40	3,301	3,428,494
6.20%, 10/15/37	5,358	5,686,518
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	670	690,510
7.25%, 08/15/38	3,696	4,219,619
7.63%, 01/15/39	4,879	5,750,603

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	$3,389	$3,228,956
3.95%, 05/15/50	2,650	1,980,634
4.00%, 03/15/28	2,459	2,440,980
4.45%, 08/01/42	1,913	1,645,531
4.60%, 03/15/48	2,915	2,443,164
5.10%, 03/15/36	2,760	2,735,320
5.40%, 08/15/41	2,067	1,996,280
5.75%, 03/15/56	990	962,961
Valero Energy Partners LP, 4.50%, 03/15/28	3,390	3,389,251
Western Midstream Operating LP
4.05%, 02/01/30	5,710	5,557,728
4.50%, 03/01/28	1,824	1,822,187
4.75%, 08/15/28	1,305	1,309,084
4.80%, 03/01/31	2,210	2,195,538
5.25%, 02/01/50	5,245	4,438,554
5.30%, 03/01/48	3,175	2,698,009
5.45%, 11/15/34	3,970	3,948,903
5.45%, 04/01/44	2,055	1,841,733
5.50%, 12/15/35	1,245	1,230,887
5.50%, 08/15/48	2,160	1,874,445
6.15%, 04/01/33	3,430	3,594,836
6.35%, 01/15/29	2,420	2,518,234
Williams Companies, Inc.(The)
2.60%, 03/15/31	7,112	6,455,574
3.50%, 11/15/30	4,134	3,934,819
3.50%, 10/15/51	3,345	2,270,419
3.75%, 06/15/27	7,659	7,607,127
4.63%, 06/30/30	3,170	3,165,743
4.65%, 08/15/32	4,715	4,662,336
4.80%, 11/15/29	1,705	1,721,538
4.85%, 03/01/48	4,231	3,627,691
4.90%, 03/15/29	5,030	5,082,991
4.90%, 01/15/45	2,476	2,174,284
5.10%, 09/15/45	5,168	4,680,888
5.15%, 03/15/34	6,565	6,568,764
5.15%, 03/15/36	5,450	5,362,650
5.30%, 08/15/28	4,520	4,605,573
5.30%, 09/30/35	3,600	3,604,371
5.30%, 08/15/52	3,515	3,174,486
5.40%, 03/04/44	2,536	2,379,781
5.60%, 03/15/35	3,305	3,381,855
5.65%, 03/15/33	5,390	5,578,085
5.75%, 06/24/44	3,201	3,130,034
5.80%, 11/15/43	1,980	1,936,675
5.80%, 11/15/54	2,100	2,022,656
5.95%, 03/15/56	4,500	4,411,530
6.00%, 03/15/55	2,020	1,998,536
6.30%, 04/15/40	6,044	6,394,149
8.75%, 03/15/32	1,575	1,874,690
Series A, 7.50%, 01/15/31	1,730	1,931,507
		1,192,679,677
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55	1,510	1,440,971
Carlyle Group, Inc. (The), 5.05%, 09/19/35(c)	2,685	2,600,042
KKR & Co., Inc., 5.10%, 08/07/35	3,125	3,040,146
		7,081,159
Real Estate — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31	2,953	2,650,656
Security	Par (000)	Value
Real Estate (continued)
4.80%, 06/15/30	$2,825	$2,832,169
4.90%, 01/15/33	2,070	2,045,799
5.25%, 06/01/36	2,150	2,112,405
5.50%, 04/01/29	2,350	2,407,764
5.50%, 06/15/35	1,835	1,860,854
5.95%, 08/15/34	3,585	3,740,249
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	1,130	1,189,185
		18,839,081
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,580	2,450,613
2.60%, 06/15/33	1,811	1,540,095
2.90%, 10/01/30	1,974	1,832,222
4.80%, 10/01/32	795	786,006
5.60%, 06/15/35	1,410	1,447,315
5.63%, 06/15/34	840	861,001
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	4,700	3,792,032
2.00%, 05/18/32	3,971	3,318,313
2.75%, 12/15/29	2,077	1,934,968
2.95%, 03/15/34	3,620	3,054,367
3.38%, 08/15/31	3,375	3,105,912
3.55%, 03/15/52	2,150	1,444,303
3.95%, 01/15/28	2,947	2,920,205
4.00%, 02/01/50	2,697	1,969,456
4.50%, 07/30/29	1,721	1,706,909
4.70%, 07/01/30	2,042	2,024,004
4.75%, 04/15/35	1,910	1,805,186
4.85%, 04/15/49	1,663	1,388,558
4.90%, 12/15/30	3,395	3,394,550
5.15%, 04/15/53	2,295	1,974,546
5.25%, 03/15/36	3,325	3,235,886
5.25%, 05/15/36	1,300	1,265,080
5.50%, 10/01/35	2,370	2,349,343
5.63%, 05/15/54(c)	2,880	2,658,938
American Assets Trust LP
3.38%, 02/01/31	2,420	2,202,176
6.15%, 10/01/34	1,380	1,382,937
American Homes 4 Rent LP
2.38%, 07/15/31	1,470	1,296,854
3.38%, 07/15/51	2,285	1,490,939
3.63%, 04/15/32	925	861,793
4.25%, 02/15/28	3,030	3,011,445
4.30%, 04/15/52	1,170	896,463
4.90%, 02/15/29	2,136	2,148,945
4.95%, 06/15/30	1,885	1,895,411
5.25%, 03/15/35	915	905,973
5.50%, 02/01/34	2,875	2,916,592
5.50%, 07/15/34	2,220	2,228,732
American Tower Corp.
1.50%, 01/31/28	3,313	3,151,090
1.88%, 10/15/30	3,971	3,527,117
2.10%, 06/15/30	4,247	3,839,769
2.30%, 09/15/31	4,650	4,107,962
2.70%, 04/15/31	4,992	4,539,174
2.90%, 01/15/30	3,640	3,426,182
2.95%, 01/15/51	4,830	2,995,812
3.10%, 06/15/50	4,505	2,883,123
3.55%, 07/15/27	4,431	4,388,164
3.60%, 01/15/28	4,311	4,250,369
3.70%, 10/15/49	2,511	1,810,227

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 08/15/29	$8,308	$8,119,133
3.95%, 03/15/29	3,168	3,119,506
4.05%, 03/15/32	3,685	3,541,956
4.70%, 12/15/32	1,475	1,455,591
4.90%, 03/15/30	4,215	4,256,258
5.00%, 01/31/30	3,435	3,479,249
5.20%, 02/15/29	3,715	3,779,576
5.25%, 07/15/28	4,165	4,230,187
5.35%, 03/15/35	3,840	3,870,608
5.40%, 01/31/35	3,215	3,253,272
5.45%, 02/15/34	3,105	3,163,220
5.50%, 03/15/28	4,180	4,254,534
5.55%, 07/15/33	4,341	4,464,939
5.65%, 03/15/33	4,655	4,826,617
5.80%, 11/15/28	4,180	4,305,578
5.90%, 11/15/33	3,895	4,079,977
Americold Realty Operating Partnership LP
5.41%, 09/12/34	1,675	1,610,388
5.60%, 05/15/32	1,830	1,822,488
AvalonBay Communities, Inc.
1.90%, 12/01/28	2,745	2,582,992
2.05%, 01/15/32	3,195	2,788,219
2.30%, 03/01/30	3,908	3,608,278
2.45%, 01/15/31	3,339	3,045,745
3.20%, 01/15/28	2,723	2,674,127
3.30%, 06/01/29	2,048	1,981,997
3.35%, 05/15/27	2,607	2,584,942
3.90%, 10/15/46	1,325	1,024,887
4.15%, 07/01/47	1,110	886,305
4.35%, 12/01/30	1,465	1,452,194
4.35%, 04/15/48	2,515	2,054,851
5.00%, 02/15/33	1,420	1,435,588
5.00%, 08/01/35	1,025	1,018,374
5.30%, 12/07/33	2,205	2,264,522
5.35%, 06/01/34	825	844,633
Boston Properties LP
2.45%, 10/01/33	4,280	3,491,445
2.55%, 04/01/32	4,115	3,569,804
2.90%, 03/15/30	3,252	3,030,140
3.25%, 01/30/31	5,881	5,441,068
3.40%, 06/21/29	3,790	3,641,740
4.50%, 12/01/28	5,467	5,452,668
5.75%, 01/15/35	3,715	3,732,916
6.50%, 01/15/34	2,465	2,599,542
6.75%, 12/01/27	3,375	3,483,994
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,448	1,390,220
2.50%, 08/16/31	2,995	2,671,185
4.05%, 07/01/30	3,852	3,754,566
4.13%, 05/15/29	3,094	3,056,874
4.85%, 02/15/33	1,485	1,460,116
5.20%, 04/01/32	280	282,730
5.38%, 06/15/36	550	547,954
5.50%, 02/15/34	1,865	1,897,102
5.75%, 02/15/35	763	788,772
Broadstone Net Lease LLC
2.60%, 09/15/31	2,202	1,941,631
5.00%, 11/01/32	1,300	1,282,215
Camden Property Trust
2.80%, 05/15/30	3,870	3,618,552
3.15%, 07/01/29	3,207	3,078,477
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.35%, 11/01/49	$2,400	$1,633,275
4.10%, 10/15/28	2,587	2,574,000
4.90%, 01/15/34	1,290	1,286,285
4.90%, 02/28/36	1,835	1,780,362
COPT Defense Properties LP
2.00%, 01/15/29	2,279	2,131,110
2.75%, 04/15/31	2,845	2,581,319
2.90%, 12/01/33	1,595	1,354,838
4.50%, 10/15/30	1,930	1,907,052
Cousins Properties LP
4.88%, 03/01/33	1,445	1,397,431
5.25%, 07/15/30	1,585	1,609,524
5.38%, 02/15/32	840	849,305
5.88%, 10/01/34	2,045	2,083,250
Crown Castle, Inc.
2.10%, 04/01/31	6,062	5,312,496
2.25%, 01/15/31	5,067	4,491,072
2.50%, 07/15/31	2,745	2,430,589
2.90%, 04/01/41	6,220	4,463,225
3.10%, 11/15/29	2,933	2,775,066
3.25%, 01/15/51	4,130	2,661,745
3.30%, 07/01/30	4,520	4,256,499
3.65%, 09/01/27	5,670	5,607,191
3.80%, 02/15/28	5,371	5,297,279
4.00%, 11/15/49	1,878	1,364,685
4.15%, 07/01/50	2,235	1,697,630
4.30%, 02/15/29	3,735	3,701,956
4.75%, 05/15/47	1,538	1,279,816
4.80%, 09/01/28	4,090	4,110,059
4.90%, 09/01/29	3,820	3,837,291
5.00%, 01/11/28	5,760	5,802,724
5.10%, 05/01/33	4,315	4,276,936
5.20%, 09/01/34	3,980	3,953,730
5.20%, 02/15/49	2,038	1,789,039
5.60%, 06/01/29	4,155	4,260,874
5.80%, 03/01/34	4,410	4,541,092
CubeSmart LP
2.00%, 02/15/31	2,215	1,947,691
2.25%, 12/15/28	2,552	2,411,578
2.50%, 02/15/32	2,435	2,137,502
3.00%, 02/15/30	1,940	1,826,488
4.38%, 02/15/29	1,956	1,944,179
5.13%, 11/01/35	840	829,820
Digital Realty Trust LP
3.60%, 07/01/29	4,904	4,771,286
3.70%, 08/15/27	4,615	4,571,066
4.45%, 07/15/28	3,005	3,000,297
5.55%, 01/15/28	4,857	4,940,765
DOC DR LLC, 3.95%, 01/15/28	2,593	2,567,653
DOC Dr. LLC, 2.63%, 11/01/31	3,633	3,231,484
EPR Properties
3.60%, 11/15/31	75	68,784
3.75%, 08/15/29	1,900	1,827,864
4.50%, 06/01/27	1,500	1,494,376
4.75%, 11/15/30	1,325	1,302,069
4.95%, 04/15/28	1,000	1,000,359
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	4,050	3,976,314
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	3,840	3,813,296
4.70%, 03/15/33	4,975	4,868,468

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 06/15/34	$2,700	$2,751,723
Equinix, Inc.
1.55%, 03/15/28	2,798	2,656,695
1.80%, 07/15/27	3,523	3,417,438
2.00%, 05/15/28	2,968	2,830,444
2.15%, 07/15/30	3,950	3,560,553
2.50%, 05/15/31	4,055	3,633,670
2.95%, 09/15/51	2,510	1,549,278
3.00%, 07/15/50	2,829	1,769,274
3.20%, 11/18/29	6,997	6,672,804
3.40%, 02/15/52	2,460	1,640,203
3.90%, 04/15/32	4,575	4,339,704
ERP Operating LP
1.85%, 08/01/31	1,835	1,614,387
2.50%, 02/15/30	3,218	2,993,484
3.00%, 07/01/29	3,193	3,062,132
3.25%, 08/01/27	2,179	2,150,550
3.50%, 03/01/28	2,858	2,815,282
4.00%, 08/01/47	1,501	1,181,881
4.15%, 12/01/28	2,605	2,590,347
4.50%, 07/01/44	1,860	1,622,245
4.50%, 06/01/45	2,690	2,291,104
4.65%, 09/15/34	1,410	1,375,625
4.95%, 06/15/32	2,995	3,022,070
Essential Properties LP
2.95%, 07/15/31	2,267	2,053,365
5.40%, 12/01/35	1,390	1,374,536
Essex Portfolio LP
1.65%, 01/15/31	2,080	1,808,819
1.70%, 03/01/28	2,125	2,019,793
2.55%, 06/15/31	1,600	1,436,061
2.65%, 03/15/32	3,038	2,685,213
2.65%, 09/01/50	1,390	804,632
3.00%, 01/15/30	2,930	2,767,789
3.63%, 05/01/27	2,120	2,104,670
4.00%, 03/01/29	3,286	3,240,603
4.50%, 03/15/48	2,155	1,759,734
4.88%, 02/15/36	1,470	1,420,930
5.38%, 04/01/35	1,005	1,018,412
5.50%, 04/01/34	2,030	2,067,329
Extra Space Storage LP
2.20%, 10/15/30	2,716	2,431,960
2.35%, 03/15/32	2,290	1,982,144
2.40%, 10/15/31	3,400	2,988,907
2.55%, 06/01/31	3,925	3,522,499
3.88%, 12/15/27	3,701	3,667,621
3.90%, 04/01/29	1,310	1,286,423
4.00%, 06/15/29	2,753	2,708,113
4.95%, 01/15/33	805	797,363
5.35%, 01/15/35	1,300	1,306,520
5.40%, 02/01/34	2,880	2,903,626
5.40%, 06/15/35	2,230	2,242,202
5.50%, 07/01/30	3,980	4,083,896
5.70%, 04/01/28	2,955	3,016,029
5.90%, 01/15/31	1,330	1,385,076
Federal Realty OP LP
3.20%, 06/15/29	2,493	2,391,801
3.25%, 07/15/27	2,719	2,680,878
3.50%, 06/01/30	1,061	1,015,493
4.50%, 12/01/44	2,266	1,922,635
5.38%, 05/01/28	1,995	2,024,598
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
First Industrial LP, 5.25%, 01/15/31	$1,580	$1,599,267
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	3,685	3,297,800
4.00%, 01/15/30	3,203	3,076,242
4.00%, 01/15/31	3,312	3,134,176
5.25%, 02/15/33	2,655	2,614,270
5.30%, 01/15/29	4,145	4,173,905
5.63%, 09/15/34	3,740	3,713,827
5.63%, 03/01/36	1,675	1,643,178
5.75%, 06/01/28	2,579	2,612,957
5.75%, 11/01/37	2,095	2,051,640
6.25%, 09/15/54(c)	2,905	2,855,141
6.75%, 12/01/33	1,990	2,108,632
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,773	2,423,232
3.10%, 02/15/30	2,620	2,466,690
3.75%, 07/01/27	2,943	2,917,956
Healthpeak OP LLC
2.13%, 12/01/28	3,215	3,032,722
2.88%, 01/15/31	2,523	2,319,451
3.00%, 01/15/30	4,349	4,097,515
3.50%, 07/15/29	2,986	2,885,212
4.75%, 01/15/33	1,240	1,216,293
5.25%, 12/15/32	3,385	3,416,116
5.38%, 02/15/35	960	963,407
6.75%, 02/01/41	2,000	2,169,428
Highwoods Realty LP
2.60%, 02/01/31	841	747,199
3.05%, 02/15/30	1,802	1,668,934
4.13%, 03/15/28	1,608	1,585,817
4.20%, 04/15/29	1,610	1,571,132
5.35%, 01/15/33(c)	650	643,177
7.65%, 02/01/34	535	596,186
Host Hotels & Resorts LP
4.25%, 12/15/28	1,210	1,197,230
5.50%, 04/15/35	2,715	2,715,173
5.70%, 06/15/32	1,540	1,584,332
5.70%, 07/01/34	2,575	2,619,278
Series H, 3.38%, 12/15/29	3,589	3,416,874
Series I, 3.50%, 09/15/30	2,840	2,682,810
Series J, 2.90%, 12/15/31	2,355	2,106,817
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	3,093	2,656,988
2.30%, 11/15/28	3,160	2,987,305
2.70%, 01/15/34	1,885	1,579,031
4.15%, 04/15/32	2,660	2,528,129
4.88%, 02/01/35	1,295	1,249,398
4.95%, 01/15/33	1,965	1,933,077
5.45%, 08/15/30	2,595	2,643,030
5.50%, 08/15/33	1,830	1,855,089
Kilroy Realty LP
2.50%, 11/15/32	2,253	1,854,879
2.65%, 11/15/33	3,535	2,837,358
3.05%, 02/15/30	2,539	2,332,685
4.25%, 08/15/29	2,228	2,157,071
4.75%, 12/15/28	2,804	2,781,029
5.88%, 10/15/35	330	320,645
6.25%, 01/15/36	1,290	1,290,712
Kimco Realty OP LLC
1.90%, 03/01/28	2,113	2,024,072
2.25%, 12/01/31	1,376	1,216,519

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.70%, 10/01/30	$2,095	$1,950,336
3.20%, 04/01/32	586	541,310
3.70%, 10/01/49	1,377	998,980
4.13%, 12/01/46	1,671	1,339,869
4.25%, 04/01/45	2,017	1,656,002
4.45%, 09/01/47	2,525	2,090,833
4.60%, 02/01/33	3,155	3,110,543
4.85%, 03/01/35	1,550	1,520,983
5.30%, 02/01/36	1,965	1,987,777
6.40%, 03/01/34	2,712	2,942,323
Kite Realty Group LP
4.95%, 12/15/31	1,370	1,366,676
5.20%, 08/15/32	650	653,683
5.50%, 03/01/34	350	354,203
Kite Realty Group Trust, 4.75%, 09/15/30	2,425	2,429,170
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30	430	434,302
Lineage OP LP, 5.25%, 07/15/30	605	604,563
LXP Industrial Trust
2.38%, 10/01/31	685	595,932
2.70%, 09/15/30	1,118	1,020,729
Mid-America Apartments LP
1.70%, 02/15/31	2,996	2,625,956
2.75%, 03/15/30	1,770	1,657,417
2.88%, 09/15/51	1,670	1,038,488
3.60%, 06/01/27	3,730	3,705,336
3.95%, 03/15/29	3,540	3,496,479
4.20%, 06/15/28	2,163	2,156,856
4.65%, 01/15/33	1,750	1,720,314
4.95%, 03/01/35	660	651,335
5.00%, 03/15/34	1,130	1,125,201
5.30%, 02/15/32	1,815	1,869,761
National Health Investors, Inc.
3.00%, 02/01/31	2,328	2,106,357
5.35%, 02/01/33	980	974,025
NNN REIT, Inc.
2.50%, 04/15/30	2,577	2,381,686
3.00%, 04/15/52	2,148	1,314,977
3.10%, 04/15/50	1,712	1,086,117
3.50%, 10/15/27	2,540	2,510,441
3.50%, 04/15/51	2,297	1,584,778
4.30%, 10/15/28	1,940	1,931,596
4.60%, 02/15/31	2,010	1,995,959
4.80%, 10/15/48	1,475	1,267,288
5.50%, 06/15/34	2,030	2,064,053
5.60%, 10/15/33	2,105	2,162,097
Omega Healthcare Investors, Inc.
3.25%, 04/15/33(c)	2,978	2,634,664
3.38%, 02/01/31	3,429	3,183,179
3.63%, 10/01/29	3,567	3,432,240
4.75%, 01/15/28	3,262	3,263,507
5.20%, 07/01/30	1,590	1,601,683
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,480	2,208,765
4.75%, 03/15/33	120	117,654
4.95%, 01/15/35	1,030	1,000,279
5.25%, 08/15/32	1,110	1,126,969
5.75%, 07/15/34	1,500	1,544,626
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	640,406
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.15%, 08/15/30	$2,088	$1,898,936
5.63%, 01/15/33	1,150	1,131,848
6.88%, 07/15/29	200	209,712
Prologis LP
1.25%, 10/15/30	3,748	3,257,486
1.63%, 03/15/31	2,179	1,903,422
1.75%, 07/01/30	1,837	1,642,328
1.75%, 02/01/31	2,090	1,842,037
2.13%, 10/15/50	2,647	1,395,823
2.25%, 04/15/30	4,032	3,714,366
2.25%, 01/15/32	2,327	2,047,677
2.88%, 11/15/29	1,625	1,543,720
3.00%, 04/15/50	2,913	1,882,424
3.05%, 03/01/50	1,713	1,115,166
3.38%, 12/15/27	2,590	2,558,855
3.88%, 09/15/28	2,192	2,170,314
4.00%, 09/15/28	2,331	2,315,092
4.25%, 06/15/31	1,825	1,795,465
4.38%, 02/01/29	1,466	1,468,406
4.38%, 09/15/48	1,200	982,681
4.63%, 01/15/33	3,300	3,262,061
4.75%, 01/15/31	2,315	2,339,431
4.75%, 06/15/33	2,718	2,695,864
4.88%, 06/15/28	3,495	3,535,849
4.90%, 06/15/36	3,280	3,202,459
5.00%, 03/15/34	3,369	3,370,426
5.00%, 01/31/35	2,920	2,905,736
5.13%, 01/15/34	3,180	3,204,456
5.25%, 05/15/35	3,330	3,374,918
5.25%, 06/15/53	4,180	3,894,187
5.25%, 03/15/54	4,075	3,786,538
Public Storage Operating Co.
1.85%, 05/01/28	2,825	2,696,746
1.95%, 11/09/28	3,010	2,843,201
2.25%, 11/09/31	2,745	2,438,537
2.30%, 05/01/31	3,055	2,750,154
3.09%, 09/15/27	2,470	2,434,809
3.39%, 05/01/29	2,726	2,657,832
4.38%, 07/01/30	2,150	2,149,792
5.00%, 07/01/35(c)	1,790	1,782,451
5.00%, 12/15/35	1,035	1,022,966
5.10%, 08/01/33	970	986,872
5.13%, 01/15/29(c)	2,631	2,687,811
5.35%, 08/01/53	4,379	4,115,105
Rayonier LP, 2.75%, 05/17/31	2,672	2,407,826
Realty Income Corp.
1.80%, 03/15/33	2,098	1,731,246
2.10%, 03/15/28	2,201	2,111,801
2.20%, 06/15/28	2,030	1,942,590
2.70%, 02/15/32	1,735	1,548,749
2.85%, 12/15/32	2,136	1,896,454
3.10%, 12/15/29	3,089	2,943,304
3.20%, 02/15/31	1,670	1,565,304
3.25%, 06/15/29	1,922	1,854,771
3.25%, 01/15/31	5,099	4,796,140
3.40%, 01/15/28	2,840	2,793,489
3.40%, 01/15/30	2,495	2,397,510
3.65%, 01/15/28	2,889	2,856,680
3.95%, 08/15/27	2,881	2,868,935
3.95%, 02/01/29	1,830	1,807,849
4.00%, 07/15/29	2,382	2,350,782

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 02/01/33	$1,770	$1,729,583
4.65%, 03/15/47	3,674	3,153,330
4.70%, 12/15/28	2,405	2,421,739
4.75%, 02/15/29	2,835	2,861,165
4.75%, 04/15/33	1,335	1,318,744
4.85%, 03/15/30	1,940	1,962,881
4.90%, 07/15/33	2,360	2,354,518
5.13%, 02/15/34	3,005	3,028,080
5.13%, 04/15/35	1,625	1,626,492
5.38%, 09/01/54	1,045	993,242
5.63%, 10/13/32	3,500	3,648,833
Regency Centers LP
2.95%, 09/15/29	2,410	2,295,113
3.70%, 06/15/30	1,763	1,709,441
4.13%, 03/15/28	1,991	1,983,603
4.40%, 02/01/47	1,923	1,600,448
4.50%, 03/15/33	1,050	1,023,241
4.65%, 03/15/49	1,886	1,588,533
5.00%, 07/15/32	1,460	1,473,855
5.10%, 01/15/35	765	761,307
5.25%, 01/15/34	1,060	1,072,194
Rexford Industrial Realty LP
2.13%, 12/01/30	2,368	2,092,840
2.15%, 09/01/31	2,265	1,962,839
5.00%, 06/15/28	1,910	1,930,431
Sabra Health Care LP
3.20%, 12/01/31	4,027	3,640,923
3.90%, 10/15/29	2,488	2,415,925
Safehold GL Holdings LLC
2.80%, 06/15/31(c)	2,430	2,201,812
2.85%, 01/15/32(c)	1,135	1,015,925
5.65%, 01/15/35(c)	1,490	1,515,357
6.10%, 04/01/34(c)	1,505	1,584,311
Simon Property Group LP
1.75%, 02/01/28	3,625	3,473,764
2.20%, 02/01/31	3,614	3,252,121
2.25%, 01/15/32	3,235	2,836,945
2.45%, 09/13/29	7,018	6,585,407
2.65%, 07/15/30	3,848	3,576,660
2.65%, 02/01/32	3,325	2,973,437
3.25%, 09/13/49	5,543	3,756,414
3.38%, 06/15/27	3,712	3,678,074
3.38%, 12/01/27	4,373	4,314,809
3.80%, 07/15/50	3,445	2,550,275
4.25%, 10/01/44	1,900	1,570,521
4.25%, 11/30/46	2,437	1,980,197
4.30%, 01/15/31	1,980	1,951,309
4.38%, 10/01/30	1,830	1,818,161
4.75%, 09/26/34	3,505	3,428,591
4.75%, 03/15/42	2,641	2,379,852
5.13%, 10/01/35	3,105	3,110,051
5.50%, 03/08/33	2,950	3,057,841
5.85%, 03/08/53(c)	2,525	2,515,535
6.25%, 01/15/34	1,625	1,749,123
6.65%, 01/15/54	2,304	2,542,304
6.75%, 02/01/40	2,758	3,094,986
Store Capital LLC
2.70%, 12/01/31	2,090	1,833,257
2.75%, 11/18/30	1,484	1,338,886
4.50%, 03/15/28	2,167	2,156,679
4.63%, 03/15/29	2,026	2,005,295
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 02/11/31(b)	$1,175	$1,166,066
5.40%, 04/30/30	1,475	1,490,655
Sun Communities Operating LP
2.30%, 11/01/28	2,253	2,134,314
2.70%, 07/15/31	3,492	3,142,223
4.20%, 04/15/32	2,510	2,408,580
Tanger Properties LP
2.75%, 09/01/31	2,170	1,941,320
3.88%, 07/15/27	2,081	2,064,313
UDR, Inc.
1.90%, 03/15/33	1,685	1,382,301
2.10%, 08/01/32	2,035	1,726,655
2.10%, 06/15/33	1,220	1,007,572
3.00%, 08/15/31	2,718	2,501,557
3.10%, 11/01/34	1,343	1,149,303
3.20%, 01/15/30	4,168	3,978,591
3.50%, 07/01/27	1,868	1,848,567
3.50%, 01/15/28	2,300	2,264,819
4.40%, 01/26/29	2,045	2,036,454
5.13%, 09/01/34	1,270	1,262,859
Ventas Realty LP
2.50%, 09/01/31	2,415	2,151,844
3.00%, 01/15/30	3,380	3,190,238
4.00%, 03/01/28	2,488	2,466,283
4.38%, 02/01/45	1,218	1,007,879
4.40%, 01/15/29	3,454	3,435,275
4.75%, 11/15/30	1,355	1,356,964
4.88%, 04/15/49	1,717	1,477,065
5.00%, 01/15/35	1,830	1,800,331
5.00%, 02/15/36	1,725	1,691,433
5.10%, 07/15/32	2,325	2,352,013
5.63%, 07/01/34	1,745	1,794,352
5.70%, 09/30/43	1,815	1,785,143
VICI Properties LP
4.75%, 02/15/28	6,515	6,523,501
4.75%, 04/01/28	475	475,443
4.95%, 02/15/30	5,120	5,120,075
5.13%, 11/15/31	2,085	2,078,866
5.13%, 05/15/32	6,790	6,730,498
5.63%, 04/01/35	3,045	3,056,273
5.63%, 05/15/52	3,683	3,338,248
5.75%, 04/01/34	1,900	1,928,617
6.13%, 04/01/54(c)	2,720	2,638,522
Welltower OP LLC
2.05%, 01/15/29	2,563	2,411,042
2.75%, 01/15/31	2,301	2,118,342
2.75%, 01/15/32	2,615	2,358,202
2.80%, 06/01/31	3,445	3,161,487
3.10%, 01/15/30	3,930	3,743,927
3.85%, 06/15/32	2,260	2,152,264
4.13%, 03/15/29	3,081	3,060,776
4.25%, 04/15/28	3,833	3,827,610
4.50%, 07/01/30	3,920	3,920,313
4.95%, 09/01/48	2,535	2,294,303
5.13%, 07/01/35	4,120	4,127,569
6.50%, 03/15/41	2,497	2,733,966
Weyerhaeuser Co.
3.38%, 03/09/33	1,380	1,243,468
4.00%, 11/15/29	3,264	3,202,457
4.00%, 04/15/30	3,760	3,663,000
4.00%, 03/09/52	2,384	1,758,661

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.95%, 10/01/27	$3,089	$3,189,909
7.38%, 03/15/32	3,073	3,434,816
WP Carey, Inc.
2.25%, 04/01/33	2,085	1,738,460
2.40%, 02/01/31	2,728	2,444,506
2.45%, 02/01/32	2,025	1,774,974
3.85%, 07/15/29	2,531	2,473,349
4.65%, 07/15/30	1,320	1,316,324
5.38%, 06/30/34	1,715	1,725,891
		1,179,717,098
Retail — 0.6%
AutoNation, Inc.
1.95%, 08/01/28	1,537	1,450,202
2.40%, 08/01/31	1,875	1,648,026
3.80%, 11/15/27	1,942	1,920,614
3.85%, 03/01/32	3,120	2,911,233
4.45%, 01/15/29	1,655	1,641,616
4.75%, 06/01/30	2,378	2,366,347
5.89%, 03/15/35	975	998,379
AutoZone, Inc.
1.65%, 01/15/31	2,286	1,993,814
3.75%, 06/01/27	3,789	3,764,437
3.75%, 04/18/29	2,380	2,334,331
4.00%, 04/15/30	3,835	3,751,308
4.50%, 02/01/28	2,995	3,001,578
4.75%, 08/01/32	3,410	3,383,343
4.75%, 02/01/33	2,270	2,239,948
5.10%, 07/15/29	2,745	2,795,662
5.13%, 06/15/30	1,160	1,181,793
5.20%, 08/01/33	835	844,514
5.40%, 07/15/34(c)	2,925	2,976,822
6.25%, 11/01/28	2,605	2,716,810
6.55%, 11/01/33	2,035	2,221,565
Best Buy Co., Inc.
1.95%, 10/01/30	3,989	3,567,069
4.45%, 10/01/28	3,209	3,212,913
Costco Wholesale Corp.
1.38%, 06/20/27	6,561	6,372,999
1.60%, 04/20/30	8,259	7,479,369
1.75%, 04/20/32	4,640	4,026,089
3.00%, 05/18/27	5,237	5,189,327
Darden Restaurants, Inc.
3.85%, 05/01/27	3,164	3,147,442
4.35%, 10/15/27	2,650	2,645,792
4.55%, 10/15/29	2,580	2,574,231
4.55%, 02/15/48	2,805	2,271,762
6.30%, 10/10/33	1,770	1,899,325
Dick's Sporting Goods, Inc.
3.15%, 01/15/32(c)	3,345	3,049,672
4.00%, 10/01/29(b)	1,380	1,343,834
4.10%, 01/15/52	4,915	3,490,710
Dollar General Corp.
3.50%, 04/03/30	3,538	3,380,556
4.13%, 05/01/28	2,477	2,461,422
4.13%, 04/03/50	3,465	2,620,144
5.00%, 11/01/32	3,250	3,240,591
5.20%, 07/05/28	1,885	1,912,102
5.45%, 07/05/33	2,475	2,521,860
5.50%, 11/01/52(c)	1,631	1,498,355
Dollar Tree, Inc.
2.65%, 12/01/31	3,815	3,404,784
Security	Par (000)	Value
Retail (continued)
3.38%, 12/01/51	$3,650	$2,357,840
4.20%, 05/15/28	6,373	6,335,957
Ferguson Enterprises, Inc.
4.35%, 03/15/31	3,510	3,457,721
5.00%, 10/03/34	620	615,931
Genuine Parts Co.
1.88%, 11/01/30	2,545	2,207,296
2.75%, 02/01/32	1,760	1,532,421
4.95%, 08/15/29	3,560	3,555,059
6.50%, 11/01/28	2,765	2,864,964
6.88%, 11/01/33(c)	1,315	1,422,581
Home Depot, Inc.(The)
0.90%, 03/15/28	2,567	2,424,174
1.38%, 03/15/31	7,460	6,463,228
1.50%, 09/15/28	3,250	3,065,764
1.88%, 09/15/31	4,300	3,770,119
2.38%, 03/15/51	6,285	3,505,154
2.70%, 04/15/30	7,381	6,947,989
2.75%, 09/15/51	4,710	2,830,061
2.80%, 09/14/27	4,944	4,864,386
2.95%, 06/15/29	6,476	6,230,807
3.13%, 12/15/49	5,964	3,940,820
3.25%, 04/15/32	6,375	5,955,128
3.30%, 04/15/40	5,357	4,285,106
3.35%, 04/15/50	7,221	4,964,686
3.50%, 09/15/56	4,715	3,207,421
3.63%, 04/15/52	7,325	5,227,547
3.75%, 09/15/28	1,605	1,593,478
3.90%, 12/06/28	6,373	6,338,680
3.90%, 06/15/47	5,691	4,403,615
3.95%, 09/15/30(c)	1,680	1,659,028
4.20%, 04/01/43	4,879	4,114,671
4.25%, 04/01/46	7,240	5,974,246
4.40%, 03/15/45	4,977	4,216,614
4.50%, 09/15/32	2,780	2,777,104
4.50%, 12/06/48	6,968	5,852,377
4.65%, 09/15/35	3,100	3,018,076
4.75%, 06/25/29	5,035	5,110,966
4.85%, 06/25/31	5,170	5,278,282
4.88%, 06/25/27	4,590	4,630,739
4.88%, 02/15/44	4,950	4,505,858
4.90%, 04/15/29	3,660	3,728,540
4.95%, 06/25/34	7,280	7,320,372
4.95%, 09/15/52	4,330	3,849,493
5.30%, 06/25/54	3,465	3,235,796
5.40%, 09/15/40	2,533	2,554,676
5.40%, 06/25/64	1,838	1,720,724
5.88%, 12/16/36	13,405	14,262,296
5.95%, 04/01/41	4,595	4,858,775
Lowe's Companies, Inc.
1.30%, 04/15/28	4,412	4,166,877
1.70%, 09/15/28	4,198	3,950,248
1.70%, 10/15/30	5,373	4,756,576
2.63%, 04/01/31	6,957	6,359,270
2.80%, 09/15/41	4,801	3,381,391
3.00%, 10/15/50	7,683	4,740,109
3.10%, 05/03/27	6,491	6,429,682
3.50%, 04/01/51	2,347	1,592,339
3.65%, 04/05/29	6,423	6,292,149
3.70%, 04/15/46	5,861	4,324,659
3.75%, 04/01/32	6,480	6,154,157

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.95%, 10/15/27	$3,705	$3,694,666
4.00%, 10/15/28	3,370	3,344,367
4.05%, 05/03/47	6,434	4,960,616
4.25%, 03/15/31	5,370	5,288,668
4.25%, 04/01/52	6,360	4,891,394
4.38%, 09/15/45	2,030	1,660,015
4.45%, 04/01/62	4,630	3,512,016
4.50%, 04/15/30	5,504	5,514,992
4.50%, 10/15/32	4,900	4,814,954
4.55%, 04/05/49	2,758	2,254,844
4.65%, 04/15/42	2,630	2,332,107
4.85%, 10/15/35	4,815	4,697,763
5.00%, 04/15/33	4,460	4,487,342
5.00%, 04/15/40	2,066	1,944,605
5.13%, 04/15/50	2,145	1,907,032
5.15%, 07/01/33	4,275	4,322,296
5.50%, 10/15/35	1,228	1,258,640
5.63%, 04/15/53	6,755	6,378,940
5.75%, 07/01/53	2,415	2,333,303
5.80%, 09/15/62	4,585	4,384,460
5.85%, 04/01/63	2,735	2,624,199
6.50%, 03/15/29	3,635	3,839,052
McDonald's Corp.
2.13%, 03/01/30	3,295	3,035,139
2.63%, 09/01/29	4,888	4,635,167
3.50%, 07/01/27	5,008	4,967,296
3.60%, 07/01/30	4,765	4,631,491
3.63%, 05/01/43	2,611	2,010,562
3.63%, 09/01/49	8,037	5,781,086
3.70%, 02/15/42	2,436	1,949,493
3.80%, 04/01/28	5,406	5,366,561
4.20%, 04/01/50	3,556	2,809,162
4.40%, 02/12/31	2,645	2,636,886
4.45%, 03/01/47	4,624	3,857,055
4.45%, 09/01/48	3,285	2,711,049
4.60%, 05/15/30	2,290	2,311,879
4.60%, 09/09/32	1,775	1,782,078
4.60%, 05/26/45	2,829	2,430,996
4.70%, 12/09/35	3,781	3,693,169
4.80%, 08/14/28	3,300	3,335,268
4.88%, 07/15/40	1,447	1,359,919
4.88%, 12/09/45	7,855	6,998,169
4.95%, 08/14/33	3,055	3,103,782
4.95%, 03/03/35	2,570	2,560,454
5.00%, 05/17/29	2,225	2,267,313
5.00%, 02/13/36	3,395	3,379,758
5.15%, 09/09/52(c)	3,355	3,027,214
5.20%, 05/17/34	1,940	1,982,444
5.45%, 08/14/53(c)	3,470	3,268,206
5.70%, 02/01/39	1,684	1,743,868
6.30%, 10/15/37	4,068	4,440,583
6.30%, 03/01/38	3,363	3,664,571
O'Reilly Automotive, Inc.
1.75%, 03/15/31	1,835	1,605,108
3.60%, 09/01/27	4,211	4,169,603
3.90%, 06/01/29	2,842	2,801,698
4.20%, 04/01/30	2,886	2,847,124
4.35%, 06/01/28	2,260	2,259,390
4.70%, 06/15/32	3,880	3,867,429
5.00%, 08/19/34	2,185	2,167,412
5.10%, 03/12/36	2,025	2,002,234
Security	Par (000)	Value
Retail (continued)
Ross Stores, Inc., 1.88%, 04/15/31	$2,435	$2,143,177
Starbucks Corp.
2.25%, 03/12/30	3,925	3,609,296
2.55%, 11/15/30	5,716	5,247,117
3.00%, 02/14/32	4,495	4,112,462
3.35%, 03/12/50	3,078	2,077,028
3.50%, 03/01/28	3,736	3,681,006
3.50%, 11/15/50	5,155	3,564,864
3.55%, 08/15/29	4,725	4,610,723
3.75%, 12/01/47	2,829	2,086,239
4.00%, 11/15/28	4,295	4,259,093
4.30%, 06/15/45	1,971	1,607,332
4.45%, 08/15/49	4,449	3,620,421
4.50%, 05/15/28	3,060	3,069,712
4.50%, 11/15/48	4,715	3,870,619
4.80%, 05/15/30	1,620	1,636,627
4.80%, 02/15/33	2,050	2,049,232
4.90%, 02/15/31	2,575	2,609,884
5.00%, 02/15/34	2,185	2,193,803
5.40%, 05/15/35(c)	1,300	1,332,245
Target Corp.
2.35%, 02/15/30	3,576	3,331,834
2.65%, 09/15/30	2,469	2,296,264
2.95%, 01/15/52	5,420	3,406,370
3.38%, 04/15/29	4,818	4,710,383
3.63%, 04/15/46	3,948	2,960,414
3.90%, 11/15/47	3,512	2,712,652
4.00%, 07/01/42	4,711	3,909,387
4.35%, 06/15/28	1,435	1,441,108
4.40%, 01/15/33	2,125	2,111,040
4.50%, 09/15/32(c)	4,360	4,381,937
4.50%, 09/15/34	3,295	3,208,740
4.80%, 01/15/53(c)	4,206	3,684,414
5.00%, 04/15/35(c)	3,200	3,210,873
5.25%, 02/15/36(c)	2,815	2,865,010
6.35%, 11/01/32	1,461	1,596,143
6.50%, 10/15/37	2,178	2,414,657
7.00%, 01/15/38	2,439	2,823,216
TJX Companies, Inc.(The)
1.15%, 05/15/28	2,326	2,191,923
1.60%, 05/15/31	1,375	1,204,492
3.88%, 04/15/30	3,185	3,136,830
4.50%, 04/15/50	3,515	2,995,908
Tractor Supply Co.
1.75%, 11/01/30	3,355	2,962,499
5.25%, 05/15/33	1,310	1,321,936
Walmart, Inc.
2.38%, 09/24/29	1,492	1,411,168
2.50%, 09/22/41	5,821	4,166,635
2.65%, 09/22/51	8,230	5,078,565
2.95%, 09/24/49	4,098	2,734,072
3.25%, 07/08/29	2,708	2,647,073
3.63%, 12/15/47	2,585	1,995,872
3.70%, 06/26/28	5,397	5,365,908
3.90%, 04/15/28	3,985	3,980,455
3.95%, 06/28/38	2,990	2,757,551
4.00%, 04/30/29	1,065	1,063,439
4.00%, 04/15/30	2,054	2,046,505
4.00%, 04/11/43	1,345	1,141,030
4.05%, 06/29/48	4,810	3,933,930
4.10%, 04/15/33	5,485	5,405,028

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.15%, 04/30/31	$3,775	$3,759,445
4.15%, 09/09/32	5,340	5,309,718
4.30%, 04/22/44	2,020	1,791,187
4.35%, 04/28/30	2,690	2,713,130
4.45%, 04/30/33	3,775	3,757,793
4.50%, 09/09/52	3,790	3,272,019
4.50%, 04/15/53(c)	7,795	6,735,708
4.75%, 04/30/36	3,775	3,750,250
4.90%, 04/28/35	6,190	6,268,989
5.00%, 10/25/40	2,125	2,135,081
5.25%, 09/01/35	3,600	3,753,727
5.63%, 04/01/40	2,566	2,707,294
5.63%, 04/15/41	2,095	2,201,511
6.20%, 04/15/38	2,524	2,808,247
6.50%, 08/15/37	5,555	6,348,077
7.55%, 02/15/30	4,770	5,340,230
		789,182,147
Semiconductors — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	3,370	3,280,986
4.32%, 03/24/28	2,625	2,636,995
4.39%, 06/01/52(c)	3,565	2,953,960
Analog Devices, Inc.
1.70%, 10/01/28	4,804	4,530,477
2.10%, 10/01/31	4,435	3,917,481
2.80%, 10/01/41	3,685	2,671,698
2.95%, 10/01/51	4,910	3,127,971
3.45%, 06/15/27	3,537	3,510,014
4.25%, 06/15/28	3,605	3,604,600
4.50%, 06/15/30	3,870	3,879,226
5.05%, 04/01/34	2,205	2,244,393
5.30%, 12/15/45	1,685	1,619,489
5.30%, 04/01/54	2,550	2,422,626
Applied Materials, Inc.
1.75%, 06/01/30	3,885	3,497,583
2.75%, 06/01/50	3,956	2,492,140
4.00%, 01/15/31	2,815	2,760,819
4.35%, 04/01/47	4,847	4,089,170
4.60%, 01/15/36(c)	1,870	1,813,409
4.80%, 06/15/29	3,590	3,650,665
5.10%, 10/01/35	2,214	2,246,157
5.85%, 06/15/41	2,644	2,761,017
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	5,319	5,260,078
Broadcom, Inc.
1.95%, 02/15/28	1,910	1,836,756
2.45%, 02/15/31	11,870	10,813,070
2.60%, 02/15/33	7,625	6,670,294
3.14%, 11/15/35(b)	11,535	9,831,913
3.19%, 11/15/36(b)	6,115	5,136,241
3.42%, 04/15/33	11,091	10,157,046
3.47%, 04/15/34	14,370	12,964,504
3.50%, 02/15/41	14,438	11,540,106
3.75%, 02/15/51	8,101	6,012,501
4.00%, 04/15/29(b)	6,190	6,129,258
4.15%, 11/15/30	7,025	6,916,285
4.15%, 04/15/32(b)	5,550	5,379,859
4.20%, 10/15/30	2,905	2,870,641
4.30%, 01/15/31	2,010	1,993,712
4.30%, 11/15/32	8,234	8,036,318
4.35%, 02/15/30	5,850	5,827,440
Security	Par (000)	Value
Semiconductors (continued)
4.55%, 02/15/32	$4,020	$3,989,744
4.60%, 07/15/30	5,705	5,727,941
4.60%, 01/15/33	3,925	3,877,123
4.75%, 04/15/29	4,080	4,124,633
4.80%, 04/15/28	3,665	3,706,571
4.80%, 10/15/34	7,900	7,794,364
4.80%, 02/15/36	9,030	8,823,374
4.90%, 07/15/32	7,520	7,587,242
4.90%, 02/15/38	7,115	6,871,572
4.93%, 05/15/37(b)	17,780	17,314,434
4.95%, 01/15/36	5,160	5,101,989
5.00%, 04/15/30	2,330	2,371,334
5.05%, 07/12/27	2,528	2,555,358
5.05%, 07/12/29	6,845	6,976,519
5.05%, 04/15/30	3,685	3,758,850
5.15%, 11/15/31	9,795	10,030,066
5.20%, 04/15/32	3,755	3,847,042
5.20%, 07/15/35	9,980	10,062,488
5.70%, 01/15/56	1,400	1,389,916
Intel Corp.
1.60%, 08/12/28	5,273	4,951,328
2.00%, 08/12/31	6,030	5,259,635
2.45%, 11/15/29	8,427	7,844,867
2.80%, 08/12/41	4,545	3,163,799
3.05%, 08/12/51	4,710	2,902,276
3.10%, 02/15/60	5,085	2,861,345
3.15%, 05/11/27	5,248	5,188,915
3.20%, 08/12/61	3,715	2,129,050
3.25%, 11/15/49	8,933	5,750,021
3.73%, 12/08/47	9,085	6,485,741
3.75%, 08/05/27	6,215	6,163,038
3.90%, 03/25/30	7,229	7,027,106
4.00%, 08/05/29	4,050	3,983,050
4.00%, 12/15/32	4,081	3,860,679
4.10%, 05/19/46	6,302	4,836,760
4.10%, 05/11/47	5,173	3,927,865
4.15%, 08/05/32	4,635	4,456,098
4.25%, 12/15/42	2,967	2,422,529
4.60%, 03/25/40	4,544	4,055,506
4.65%, 06/01/31	6,710	6,683,315
4.75%, 03/25/50	9,230	7,567,658
4.80%, 10/01/41	4,160	3,687,765
4.88%, 02/10/28	7,941	7,993,421
4.90%, 07/29/45	3,931	3,380,378
4.90%, 08/05/52	6,135	5,099,240
4.95%, 03/25/60	4,684	3,817,240
5.00%, 02/21/31	2,600	2,625,149
5.00%, 08/15/33	6,765	6,737,983
5.05%, 08/05/62	4,471	3,680,756
5.13%, 02/10/30	5,870	5,965,036
5.15%, 02/21/34(c)	3,680	3,684,446
5.20%, 02/10/33	10,485	10,623,369
5.30%, 05/15/36	8,315	8,282,136
5.60%, 02/21/54(c)	4,140	3,848,865
5.63%, 02/10/43	4,890	4,706,217
5.70%, 02/10/53	8,300	7,760,444
5.90%, 02/10/63	5,585	5,278,316
6.13%, 05/15/56	7,495	7,447,864
6.20%, 05/15/66	5,625	5,540,786
KLA Corp.
3.30%, 03/01/50	3,583	2,449,788

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.10%, 03/15/29	$4,253	$4,227,165
4.65%, 07/15/32	3,845	3,865,181
4.70%, 02/01/34	2,020	2,000,850
4.95%, 07/15/52	6,810	6,102,579
5.00%, 03/15/49	2,194	1,987,169
5.25%, 07/15/62	4,405	4,001,625
Lam Research Corp.
1.90%, 06/15/30	5,170	4,687,943
2.88%, 06/15/50	4,574	2,898,204
3.13%, 06/15/60	3,526	2,138,588
4.00%, 03/15/29	3,656	3,629,507
4.88%, 03/15/49	3,605	3,240,617
Marvell Technology, Inc.
2.45%, 04/15/28	4,907	4,722,886
2.95%, 04/15/31	3,980	3,670,411
4.75%, 07/15/30	2,315	2,325,305
4.88%, 06/22/28	2,520	2,544,675
5.30%, 04/15/36	2,450	2,454,110
5.45%, 07/15/35	1,880	1,922,178
5.75%, 02/15/29	1,355	1,398,597
5.95%, 09/15/33	1,775	1,871,511
Microchip Technology, Inc.
4.90%, 03/15/28	3,205	3,224,681
5.05%, 03/15/29	4,485	4,541,306
5.05%, 02/15/30	3,595	3,629,839
Micron Technology, Inc.
2.70%, 04/15/32	5,117	4,569,965
3.37%, 11/01/41	2,865	2,212,026
3.48%, 11/01/51	2,960	2,061,035
NVIDIA Corp.
1.55%, 06/15/28	7,435	7,062,157
2.00%, 06/15/31	6,868	6,156,385
2.85%, 04/01/30	7,672	7,272,678
3.50%, 04/01/40	5,718	4,760,962
3.50%, 04/01/50(c)	10,312	7,576,285
3.70%, 04/01/60	2,700	1,933,069
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,112	3,180,804
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	4,869	4,377,591
2.65%, 02/15/32	4,651	4,129,709
3.13%, 02/15/42	2,300	1,641,159
3.15%, 05/01/27	3,215	3,175,866
3.25%, 05/11/41	5,080	3,821,116
3.25%, 11/30/51	2,610	1,688,295
3.40%, 05/01/30	4,973	4,752,653
4.30%, 08/19/28	2,410	2,401,630
4.30%, 06/18/29	5,499	5,453,722
4.40%, 06/01/27	1,480	1,480,810
4.85%, 08/19/32	1,300	1,290,196
5.00%, 01/15/33	4,765	4,769,602
5.25%, 08/19/35	2,705	2,704,613
Qorvo, Inc., 4.38%, 10/15/29	5,065	4,968,019
QUALCOMM, Inc.
1.30%, 05/20/28	5,685	5,367,456
1.65%, 05/20/32	5,738	4,869,303
2.15%, 05/20/30	6,245	5,717,615
3.25%, 05/20/27	10,082	10,004,242
3.25%, 05/20/50	3,689	2,477,236
4.25%, 05/20/32	2,421	2,382,455
4.30%, 05/20/47	7,070	5,769,680
4.50%, 05/20/30	2,835	2,849,927
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 05/20/52	$4,460	$3,667,272
4.65%, 05/20/35(c)	4,522	4,458,754
4.75%, 05/20/32	2,200	2,217,504
4.80%, 05/20/45	6,741	6,012,901
5.00%, 05/20/35	2,395	2,397,087
5.40%, 05/20/33	3,125	3,258,410
6.00%, 05/20/53	5,515	5,636,269
Skyworks Solutions, Inc., 3.00%, 06/01/31	3,190	2,874,579
Texas Instruments, Inc.
1.75%, 05/04/30	4,255	3,849,604
1.90%, 09/15/31	3,525	3,107,664
2.25%, 09/04/29	3,783	3,543,979
2.70%, 09/15/51	3,370	2,025,863
2.90%, 11/03/27	2,846	2,798,355
3.65%, 08/16/32	2,590	2,471,415
3.88%, 03/15/39	4,828	4,243,635
4.10%, 08/16/52	1,916	1,505,620
4.15%, 05/15/48	7,226	5,925,374
4.50%, 05/23/30	2,440	2,451,341
4.60%, 02/15/28	3,825	3,854,251
4.60%, 02/08/29	2,090	2,116,191
4.85%, 02/08/34	2,105	2,128,691
4.90%, 03/14/33	3,130	3,194,827
5.00%, 03/14/53	3,455	3,144,114
5.05%, 05/18/63	5,480	4,858,618
5.10%, 05/23/35	2,490	2,525,027
5.15%, 02/08/54	2,065	1,930,920
TSMC Arizona Corp.
2.50%, 10/25/31	7,790	7,067,202
3.13%, 10/25/41	6,500	5,274,578
3.25%, 10/25/51	4,500	3,358,538
4.13%, 04/22/29	1,495	1,492,202
4.25%, 04/22/32	2,395	2,373,515
4.50%, 04/22/52(c)	2,065	1,905,956
Xilinx, Inc., 2.38%, 06/01/30	5,176	4,779,087
		817,539,769
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	3,054	2,896,780
3.48%, 12/01/27	3,941	3,878,877
4.20%, 05/01/30	2,905	2,853,474
5.35%, 01/15/30	2,265	2,312,193
5.75%, 01/15/35	2,095	2,167,652
		14,108,976
Software — 0.7%
Adobe, Inc.
2.30%, 02/01/30	8,206	7,574,975
4.75%, 01/17/28(c)	2,120	2,140,975
4.80%, 04/04/29(c)	3,500	3,547,665
4.95%, 01/17/30	1,320	1,345,136
4.95%, 04/04/34	2,615	2,600,100
5.30%, 01/17/35	1,840	1,865,400
Atlassian Corp.
5.25%, 05/15/29	2,520	2,531,936
5.50%, 05/15/34	2,050	2,000,774
Autodesk, Inc.
2.40%, 12/15/31	5,538	4,878,597
2.85%, 01/15/30	3,697	3,470,009
3.50%, 06/15/27	4,285	4,242,292
5.30%, 06/15/35	1,960	1,963,974

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	$5,576	$4,983,632
2.90%, 12/01/29	4,703	4,412,485
Cadence Design Systems, Inc.
4.20%, 09/10/27	2,815	2,813,088
4.30%, 09/10/29	5,105	5,085,685
4.70%, 09/10/34	2,240	2,206,685
Concentrix Corp.
6.50%, 03/01/29	875	853,869
6.60%, 08/02/28(c)	4,765	4,726,579
6.85%, 08/02/33(c)	2,335	2,135,525
Fidelity National Information Services, Inc.
1.65%, 03/01/28	4,449	4,220,789
2.25%, 03/01/31	450	399,499
3.10%, 03/01/41	4,240	3,051,594
3.75%, 05/21/29	3,270	3,177,444
4.45%, 03/10/28	3,650	3,639,741
4.50%, 08/15/46	2,197	1,772,442
4.55%, 03/10/29	5,790	5,766,690
4.80%, 03/10/31	4,905	4,877,131
5.10%, 07/15/32	4,100	4,102,201
Fiserv, Inc.
2.25%, 06/01/27	4,265	4,163,142
2.65%, 06/01/30	5,084	4,650,476
3.50%, 07/01/29	14,205	13,652,324
4.20%, 10/01/28	5,227	5,169,163
4.40%, 07/01/49	9,505	7,191,510
4.55%, 02/15/31	3,440	3,368,586
4.75%, 03/15/30	3,470	3,439,826
5.15%, 08/12/34	4,740	4,613,945
5.25%, 08/11/35(c)	3,495	3,408,645
5.35%, 03/15/31	2,870	2,905,195
5.38%, 08/21/28	3,895	3,949,773
5.45%, 03/02/28	4,859	4,919,830
5.45%, 03/15/34	3,350	3,328,343
5.60%, 03/02/33	3,310	3,352,065
5.63%, 08/21/33	5,640	5,711,875
Intuit, Inc.
1.35%, 07/15/27	3,634	3,516,221
1.65%, 07/15/30(c)	4,067	3,626,682
5.13%, 09/15/28	4,825	4,911,540
5.20%, 09/15/33	4,805	4,860,243
5.50%, 09/15/53	3,585	3,233,620
Microsoft Corp.
1.35%, 09/15/30	3,925	3,492,677
2.50%, 09/15/50	8,033	4,722,478
2.53%, 06/01/50	28,820	17,002,336
2.68%, 06/01/60	16,652	9,172,728
2.92%, 03/17/52	26,661	16,972,141
3.04%, 03/17/62	8,589	5,129,393
3.40%, 06/15/27	4,065	4,046,566
3.45%, 08/08/36	8,556	7,660,861
3.50%, 02/12/35(c)	6,576	6,102,329
3.50%, 11/15/42	3,150	2,514,805
3.70%, 08/08/46	6,480	5,076,562
3.75%, 02/12/45	3,215	2,588,761
3.95%, 08/08/56	2,405	1,820,959
4.00%, 02/12/55	2,865	2,200,688
4.10%, 02/06/37	2,551	2,417,563
4.20%, 11/03/35(c)	2,755	2,686,974
4.25%, 02/06/47	3,047	2,589,374
Security	Par (000)	Value
Software (continued)
4.45%, 11/03/45	$2,776	$2,442,409
4.50%, 10/01/40	3,260	3,093,799
4.50%, 06/15/47	2,648	2,304,493
4.50%, 02/06/57	3,190	2,692,865
5.20%, 06/01/39	2,970	3,060,603
5.30%, 02/08/41	4,180	4,255,502
MSCI, Inc.
5.15%, 03/15/36	2,065	1,998,450
5.25%, 09/01/35	3,100	3,044,258
Oracle Corp.
2.30%, 03/25/28	9,120	8,708,560
2.88%, 03/25/31	14,526	12,906,562
2.95%, 04/01/30	13,810	12,648,772
3.25%, 11/15/27	12,512	12,240,644
3.25%, 05/15/30	3,154	2,919,472
3.60%, 04/01/40	13,210	9,513,681
3.60%, 04/01/50	20,128	12,022,204
3.65%, 03/25/41	9,853	6,969,393
3.80%, 11/15/37	7,980	6,310,173
3.85%, 07/15/36	5,540	4,558,177
3.85%, 04/01/60	15,636	9,038,106
3.90%, 05/15/35	5,850	4,941,698
3.95%, 03/25/51	14,492	9,113,771
4.00%, 07/15/46	12,819	8,553,289
4.00%, 11/15/47	10,173	6,694,221
4.10%, 03/25/61	6,951	4,210,639
4.13%, 05/15/45	9,644	6,615,503
4.20%, 09/27/29	8,030	7,797,258
4.30%, 07/08/34	8,067	7,169,480
4.38%, 05/15/55	6,139	4,028,860
4.45%, 09/26/30	9,530	9,189,591
4.50%, 05/06/28	2,865	2,851,370
4.50%, 07/08/44	4,638	3,412,723
4.55%, 02/04/29	15,305	15,112,733
4.65%, 05/06/30	3,725	3,649,597
4.70%, 09/27/34	9,085	8,281,278
4.80%, 08/03/28	6,530	6,520,698
4.80%, 09/26/32	12,020	11,427,439
4.90%, 02/06/33	7,330	6,959,600
4.95%, 02/04/31	16,230	15,880,807
5.20%, 09/26/35	12,065	11,232,269
5.25%, 02/03/32	6,230	6,132,107
5.35%, 05/04/33	15,100	14,670,338
5.38%, 07/15/40	10,029	8,729,979
5.38%, 09/27/54	8,000	6,163,946
5.50%, 08/03/35	9,380	8,934,744
5.50%, 09/27/64	5,580	4,238,900
5.55%, 02/06/53	10,205	8,094,095
5.70%, 02/04/36	21,080	20,237,114
5.88%, 09/26/45	12,360	10,649,456
5.95%, 09/26/55	9,900	8,294,616
6.00%, 08/03/55	8,520	7,128,595
6.10%, 09/26/65	9,025	7,430,863
6.13%, 07/08/39	5,673	5,466,504
6.13%, 08/03/65	5,120	4,243,863
6.15%, 11/09/29	6,200	6,382,173
6.25%, 11/09/32	8,917	9,147,181
6.50%, 04/15/38	5,765	5,759,548
6.55%, 02/04/46	17,730	16,455,643
6.70%, 02/04/56	18,285	16,848,238
6.85%, 02/04/66	17,745	16,262,051

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.90%, 11/09/52	$11,060	$10,448,552
Paychex, Inc.
5.10%, 04/15/30	3,885	3,924,895
5.35%, 04/15/32	4,715	4,755,673
5.60%, 04/15/35(c)	4,295	4,300,288
Roper Technologies, Inc.
1.40%, 09/15/27	4,701	4,507,992
1.75%, 02/15/31	4,868	4,217,425
2.00%, 06/30/30	2,874	2,570,702
2.95%, 09/15/29	3,658	3,461,213
4.20%, 09/15/28	5,159	5,118,648
4.25%, 09/15/28	1,080	1,072,181
4.45%, 09/15/30	2,030	1,999,532
4.50%, 10/15/29	2,400	2,385,655
4.75%, 02/15/32	3,040	3,009,022
4.90%, 10/15/34	5,225	5,053,325
5.10%, 09/15/35	2,955	2,871,237
Salesforce, Inc.
1.50%, 07/15/28	3,820	3,589,854
1.95%, 07/15/31	6,392	5,568,073
2.70%, 07/15/41	4,950	3,376,628
2.90%, 07/15/51	11,150	6,443,918
3.05%, 07/15/61(c)	5,605	3,113,006
3.70%, 04/11/28	9,381	9,276,521
4.50%, 03/15/28	13,950	13,965,383
4.65%, 03/15/29	13,950	13,974,552
4.90%, 09/15/31	13,970	13,929,517
5.20%, 03/15/33	11,150	11,131,924
5.55%, 03/15/36	14,100	14,058,271
6.40%, 03/15/46	5,700	5,694,095
6.55%, 03/15/56	14,280	14,185,697
6.70%, 03/15/66	5,650	5,672,926
ServiceNow, Inc., 1.40%, 09/01/30	8,274	7,209,796
Synopsys, Inc.
4.65%, 04/01/28	3,530	3,551,860
4.85%, 04/01/30	7,430	7,491,377
5.00%, 04/01/32	7,205	7,281,375
5.15%, 04/01/35	6,950	6,947,953
5.70%, 04/01/55	2,860	2,739,249
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	3,248	3,097,053
4.95%, 03/28/28	5,340	5,380,520
5.40%, 06/12/29	3,245	3,308,430
5.60%, 06/12/34	2,595	2,646,339
VMware LLC
1.80%, 08/15/28	4,309	4,071,205
2.20%, 08/15/31	5,753	5,090,352
4.70%, 05/15/30	4,265	4,286,883
Workday, Inc.
3.70%, 04/01/29	4,113	4,009,762
3.80%, 04/01/32	5,640	5,251,064
		1,008,237,935
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	5,505	5,141,513
3.63%, 04/22/29	7,251	7,062,525
4.38%, 07/16/42	5,145	4,448,739
4.38%, 04/22/49(c)	5,381	4,440,303
4.70%, 07/21/32	5,035	4,997,391
5.00%, 01/20/33	2,790	2,794,557
6.13%, 11/15/37	2,850	3,006,828
Security	Par (000)	Value
Telecommunications (continued)
6.13%, 03/30/40	$9,677	$10,179,516
6.38%, 03/01/35	6,848	7,423,601
AT&T, Inc.
1.65%, 02/01/28	11,866	11,329,287
2.25%, 02/01/32	12,461	10,868,940
2.30%, 06/01/27	12,517	12,252,126
2.55%, 12/01/33	16,950	14,316,437
2.75%, 06/01/31	16,766	15,297,134
3.10%, 02/01/43	2,810	2,005,975
3.30%, 02/01/52	3,850	2,423,661
3.50%, 06/01/41	11,675	8,990,530
3.50%, 09/15/53	32,626	21,128,229
3.50%, 02/01/61	3,015	1,846,282
3.55%, 09/15/55	33,113	21,300,609
3.65%, 06/01/51	13,481	9,142,271
3.65%, 09/15/59	26,220	16,711,312
3.80%, 12/01/57	25,666	17,100,639
3.85%, 06/01/60	6,680	4,434,496
4.10%, 02/15/28	6,265	6,240,487
4.30%, 02/15/30	15,307	15,183,730
4.30%, 12/15/42	6,260	5,149,460
4.35%, 03/01/29	15,134	15,110,194
4.35%, 06/15/45	4,880	3,908,501
4.40%, 04/30/31	5,750	5,687,258
4.50%, 05/15/35	11,584	10,955,805
4.50%, 03/09/48	8,070	6,458,895
4.55%, 11/01/32	4,405	4,318,942
4.55%, 03/09/49	4,329	3,444,208
4.65%, 06/01/44	2,444	2,060,308
4.70%, 08/15/30	6,325	6,365,240
4.75%, 04/30/33(c)	7,315	7,216,844
4.75%, 05/15/46	7,641	6,411,005
4.80%, 06/15/44	2,260	1,932,877
4.85%, 03/01/39	5,062	4,690,198
4.85%, 07/15/45	1,984	1,711,008
4.90%, 11/01/35	5,920	5,752,739
4.90%, 08/15/37	4,003	3,821,165
5.13%, 04/30/36	6,100	5,990,741
5.15%, 03/15/42	1,810	1,649,486
5.15%, 11/15/46	3,121	2,773,082
5.15%, 02/15/50	3,087	2,676,352
5.25%, 10/30/36	5,200	5,135,378
5.25%, 03/01/37	5,630	5,555,944
5.35%, 09/01/40	2,263	2,180,373
5.38%, 08/15/35	5,905	5,944,186
5.40%, 02/15/34	12,525	12,749,644
5.45%, 03/01/47	2,387	2,188,388
5.55%, 08/15/41	2,652	2,559,880
5.55%, 11/01/45	5,480	5,129,328
5.65%, 02/15/47	2,202	2,087,377
5.70%, 11/01/54	7,095	6,579,184
5.70%, 03/01/57	2,216	2,071,954
5.85%, 04/30/46	6,650	6,411,204
6.00%, 08/15/40	2,464	2,511,809
6.00%, 04/30/56	5,500	5,304,845
6.05%, 08/15/56	7,770	7,567,439
6.20%, 10/30/56	1,575	1,559,764
6.30%, 01/15/38	1,795	1,892,808
6.30%, 10/30/66	4,040	3,980,836
6.38%, 03/01/41	1,929	2,030,463
6.55%, 02/15/39	1,560	1,686,854

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	$2,505	$1,714,304
4.30%, 07/29/49	2,415	1,896,024
4.46%, 04/01/48	5,576	4,494,787
5.10%, 05/11/33(c)	5,665	5,672,817
5.20%, 02/15/34	3,425	3,437,998
5.55%, 02/15/54(c)	3,485	3,257,281
Series US-4, 3.65%, 03/17/51	2,084	1,469,717
Series US-5, 2.15%, 02/15/32(c)	4,065	3,520,770
Series US-6, 3.20%, 02/15/52	360	232,330
British Telecommunications PLC
5.13%, 12/04/28	5,628	5,704,128
9.63%, 12/15/30	13,471	16,066,094
Cisco Systems, Inc.
4.55%, 02/24/28(c)	4,505	4,548,237
4.75%, 02/24/30	4,730	4,804,976
4.85%, 02/26/29	10,386	10,554,487
4.95%, 02/26/31	8,255	8,448,465
4.95%, 02/24/32	4,730	4,825,112
5.05%, 02/26/34	9,950	10,074,022
5.10%, 02/24/35	5,240	5,305,308
5.30%, 02/26/54	8,865	8,292,270
5.35%, 02/26/64	5,105	4,700,533
5.50%, 01/15/40	8,716	8,882,432
5.50%, 02/24/55	3,720	3,583,360
5.90%, 02/15/39	9,925	10,492,588
Corning, Inc.
3.90%, 11/15/49	2,333	1,746,517
4.38%, 11/15/57	4,052	3,170,015
4.70%, 03/15/37	1,527	1,458,060
4.75%, 03/15/42	2,560	2,309,939
5.35%, 11/15/48	2,559	2,395,004
5.45%, 11/15/79	4,663	4,213,098
5.75%, 08/15/40	2,627	2,670,460
5.85%, 11/15/68	1,970	1,894,368
Deutsche Telekom International Finance BV
8.75%, 06/15/30	17,815	20,433,186
9.25%, 06/01/32	4,392	5,379,231
Frontier Florida LLC, Series E, 6.86%, 02/01/28(c)	30	30,978
Juniper Networks, Inc.
2.00%, 12/10/30	2,221	1,950,026
3.75%, 08/15/29	3,161	3,076,321
5.95%, 03/15/41	2,569	2,532,699
Koninklijke KPN NV, 8.38%, 10/01/30	1,822	2,092,590
Motorola Solutions, Inc.
2.30%, 11/15/30	3,491	3,150,660
2.75%, 05/24/31	4,665	4,249,817
4.60%, 02/23/28	4,420	4,433,886
4.60%, 05/23/29	4,651	4,652,322
4.85%, 08/15/30	2,030	2,046,961
5.00%, 04/15/29	2,455	2,485,787
5.20%, 08/15/32	1,730	1,755,044
5.40%, 04/15/34	4,020	4,067,031
5.50%, 09/01/44	2,398	2,281,943
5.55%, 08/15/35	2,990	3,053,417
5.60%, 06/01/32	3,240	3,355,396
Nokia OYJ
4.38%, 06/12/27	3,828	3,818,078
6.63%, 05/15/39	2,841	2,998,395
Security	Par (000)	Value
Telecommunications (continued)
Orange SA
5.38%, 01/13/42	$3,714	$3,573,281
5.50%, 02/06/44	3,924	3,808,825
9.00%, 03/01/31	13,505	15,898,366
Rogers Communications, Inc.
3.70%, 11/15/49	2,915	2,121,433
3.80%, 03/15/32	5,345	4,993,968
4.30%, 02/15/48	2,897	2,259,673
4.35%, 05/01/49	890	697,899
4.50%, 03/15/42	3,495	2,952,133
4.50%, 03/15/43(c)	1,998	1,648,159
4.55%, 03/15/52	8,360	6,576,490
5.00%, 02/15/29	5,216	5,257,531
5.00%, 03/15/44	3,898	3,426,681
5.30%, 02/15/34	5,465	5,438,343
5.45%, 10/01/43	3,063	2,838,581
7.50%, 08/15/38	2,931	3,331,634
Sprint Capital Corp.
6.88%, 11/15/28	5,955	6,288,060
8.75%, 03/15/32	10,350	12,310,665
Telefonica Emisiones SA
4.67%, 03/06/38	2,871	2,599,508
4.90%, 03/06/48	5,573	4,640,324
5.21%, 03/08/47	10,920	9,544,885
5.52%, 03/01/49	5,300	4,794,819
7.05%, 06/20/36	9,979	11,012,904
Telefonica Europe BV, 8.25%, 09/15/30	6,908	7,814,964
TELUS Corp.
3.40%, 05/13/32	5,595	5,095,361
3.70%, 09/15/27	3,668	3,626,670
4.60%, 11/16/48	340	281,914
T-Mobile USA, Inc.
2.05%, 02/15/28	9,210	8,842,709
2.25%, 11/15/31	6,114	5,368,718
2.40%, 03/15/29	2,853	2,695,460
2.55%, 02/15/31	12,734	11,573,892
2.63%, 02/15/29	5,605	5,333,469
2.70%, 03/15/32	5,200	4,627,565
2.88%, 02/15/31	5,990	5,517,911
3.00%, 02/15/41	13,161	9,609,180
3.30%, 02/15/51	13,714	8,872,466
3.38%, 04/15/29	10,305	9,997,613
3.40%, 10/15/52	12,845	8,371,201
3.50%, 04/15/31	16,730	15,825,882
3.60%, 11/15/60	6,983	4,504,026
3.88%, 04/15/30	30,797	29,994,708
4.20%, 10/01/29	4,015	3,977,201
4.38%, 04/15/40	9,650	8,433,693
4.50%, 04/15/50	12,500	10,003,855
4.63%, 01/15/33	3,550	3,483,257
4.70%, 01/15/35	4,630	4,460,957
4.80%, 07/15/28	4,940	4,983,350
4.85%, 01/15/29	5,135	5,185,845
4.95%, 03/15/28	5,645	5,703,583
4.95%, 11/15/35	5,060	4,939,053
5.00%, 02/15/36	5,980	5,855,442
5.05%, 07/15/33	11,842	11,895,133
5.13%, 05/15/32	2,600	2,632,851
5.15%, 04/15/34	5,595	5,617,234
5.20%, 01/15/33	3,595	3,650,579
5.25%, 06/15/55	4,430	3,894,077

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.30%, 05/15/35	$4,850	$4,878,947
5.50%, 01/15/55	3,115	2,842,535
5.65%, 01/15/53	8,005	7,512,945
5.70%, 01/15/56	4,765	4,495,101
5.75%, 01/15/34	5,330	5,553,840
5.75%, 01/15/54	5,565	5,279,446
5.80%, 09/15/62	3,415	3,240,644
5.85%, 02/15/56	3,955	3,799,552
5.88%, 11/15/55	4,810	4,646,786
6.00%, 06/15/54	3,870	3,800,684
6.70%, 12/15/33	1,570	1,719,382
Verizon Communications, Inc.
1.50%, 09/18/30	6,047	5,325,328
1.68%, 10/30/30	5,478	4,837,537
1.75%, 01/20/31	11,440	10,059,769
2.10%, 03/22/28	13,435	12,904,082
2.36%, 03/15/32	21,412	18,724,448
2.55%, 03/21/31	14,671	13,338,797
2.65%, 11/20/40	13,963	9,775,758
2.85%, 09/03/41	5,372	3,781,561
2.88%, 11/20/50	13,059	7,889,087
2.99%, 10/30/56	17,169	10,000,095
3.00%, 11/20/60	6,052	3,433,651
3.15%, 03/22/30	7,094	6,756,783
3.40%, 03/22/41	14,820	11,369,362
3.55%, 03/22/51	20,183	14,010,614
3.70%, 03/22/61	16,020	10,567,202
3.85%, 11/01/42	4,406	3,493,284
3.88%, 02/08/29	6,417	6,346,233
3.88%, 03/01/52	5,060	3,683,014
4.00%, 03/22/50	6,297	4,728,291
4.02%, 12/03/29	16,519	16,289,899
4.13%, 08/15/46	4,637	3,659,937
4.27%, 01/15/36	4,720	4,356,465
4.33%, 09/21/28	14,121	14,129,639
4.40%, 11/01/34	10,304	9,784,561
4.50%, 08/10/33	11,817	11,467,172
4.52%, 09/15/48	5,250	4,295,479
4.67%, 03/15/55	4,028	3,257,594
4.75%, 01/15/33	4,740	4,680,778
4.75%, 11/01/41	3,243	2,908,479
4.78%, 02/15/35	5,140	4,987,351
4.81%, 03/15/39	5,642	5,241,277
4.86%, 08/21/46	11,229	9,742,935
5.00%, 01/15/36	12,665	12,364,050
5.01%, 04/15/49	3,865	3,386,896
5.01%, 08/21/54	4,193	3,602,549
5.05%, 05/09/33	4,355	4,404,075
5.25%, 04/02/35	8,165	8,166,391
5.25%, 03/16/37	5,412	5,340,227
5.40%, 07/02/37	11,106	11,052,777
5.50%, 03/16/47	2,906	2,741,288
5.50%, 02/23/54(c)	4,180	3,931,863
5.75%, 11/30/45	7,245	7,046,269
5.85%, 09/15/35	3,937	4,127,186
5.88%, 11/30/55	6,555	6,327,829
6.00%, 11/30/65	6,245	6,016,425
6.40%, 09/15/33	1,770	1,916,761
6.55%, 09/15/43	4,148	4,438,738
7.75%, 12/01/30	3,787	4,261,042
Security	Par (000)	Value
Telecommunications (continued)
Vodafone Group PLC
4.25%, 09/17/50	$4,529	$3,488,817
4.38%, 02/19/43	2,305	1,939,273
4.88%, 06/19/49	6,398	5,457,948
5.00%, 05/30/38(c)	2,693	2,638,239
5.13%, 06/19/59	50	43,617
5.25%, 05/30/48	4,335	3,909,983
5.63%, 02/10/53	4,535	4,244,553
5.75%, 06/28/54	7,480	7,078,341
5.75%, 02/10/63	2,065	1,918,337
5.88%, 06/28/64	4,410	4,173,766
6.15%, 02/27/37	5,800	6,231,078
6.25%, 11/30/32	4,023	4,308,100
7.88%, 02/15/30	4,220	4,702,423
		1,454,497,499
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	3,534	3,494,191
3.90%, 11/19/29	4,324	4,220,064
4.65%, 03/12/31	690	684,475
5.10%, 05/15/44	1,656	1,502,423
6.05%, 05/14/34	2,445	2,559,170
6.35%, 03/15/40	2,904	3,009,869
Mattel, Inc.
5.00%, 11/17/30(c)	1,605	1,609,438
5.45%, 11/01/41	1,715	1,561,942
		18,641,572
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,294	2,020,522
3.05%, 02/15/51	3,082	1,980,179
3.25%, 06/15/27	6,461	6,404,315
3.30%, 09/15/51	4,580	3,083,034
3.55%, 02/15/50	4,241	3,037,553
3.90%, 08/01/46	3,673	2,867,303
4.05%, 06/15/48	3,489	2,737,979
4.13%, 06/15/47	3,855	3,099,727
4.15%, 04/01/45	4,723	3,880,308
4.15%, 12/15/48	3,600	2,871,926
4.38%, 09/01/42	2,237	1,947,321
4.40%, 03/15/42	2,862	2,522,961
4.45%, 03/15/43	3,770	3,288,291
4.45%, 01/15/53	3,215	2,638,868
4.55%, 09/01/44	3,838	3,342,273
4.70%, 09/01/45	3,039	2,686,368
4.90%, 04/01/44	3,794	3,480,885
4.95%, 09/15/41	1,868	1,786,352
5.05%, 03/01/41	2,809	2,725,570
5.15%, 09/01/43	3,455	3,279,353
5.20%, 04/15/54	6,580	6,058,690
5.40%, 06/01/41	2,552	2,552,464
5.50%, 03/15/55	5,280	5,084,984
5.55%, 03/15/56	3,535	3,416,904
5.75%, 05/01/40	3,836	3,998,063
5.80%, 03/15/56	4,015	4,020,066
6.15%, 05/01/37	3,133	3,410,451
6.20%, 08/15/36	1,800	1,961,323
Canadian National Railway Co.
2.45%, 05/01/50	3,307	1,929,276
3.20%, 08/02/46	2,934	2,065,976

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.65%, 02/03/48	$2,799	$2,089,173
3.85%, 08/05/32	3,865	3,696,038
4.20%, 03/12/31	1,690	1,667,310
4.38%, 09/18/34	2,545	2,456,910
4.40%, 08/05/52	2,950	2,449,743
4.45%, 01/20/49	3,247	2,718,138
4.75%, 11/12/35	1,200	1,184,002
5.85%, 11/01/33	1,735	1,848,420
6.13%, 11/01/53	1,840	1,927,749
6.20%, 06/01/36	2,350	2,547,733
6.25%, 08/01/34	3,380	3,674,123
6.38%, 11/15/37	2,682	2,956,331
6.90%, 07/15/28	3,795	4,000,297
Canadian Pacific Railway Co.
2.05%, 03/05/30	2,621	2,401,171
2.45%, 12/02/31	6,145	5,485,008
2.88%, 11/15/29	2,603	2,468,408
3.00%, 12/02/41	4,922	3,626,593
3.10%, 12/02/51	8,232	5,361,431
3.50%, 05/01/50	2,810	1,982,287
4.00%, 06/01/28	3,525	3,500,634
4.00%, 03/15/29	2,025	2,002,286
4.20%, 11/15/69	1,872	1,378,943
4.30%, 05/15/43	1,916	1,632,634
4.70%, 05/01/48	2,480	2,147,416
4.80%, 03/30/30	2,675	2,709,215
4.80%, 09/15/35	1,703	1,680,674
4.80%, 08/01/45	2,757	2,459,306
4.95%, 08/15/45	2,292	2,083,711
5.20%, 03/30/35	2,700	2,739,297
5.50%, 03/15/56	2,025	1,930,127
5.95%, 05/15/37	2,683	2,854,582
6.13%, 09/15/2115	4,064	4,099,157
7.13%, 10/15/31	1,958	2,185,867
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	4,520	4,490,390
CSX Corp.
2.40%, 02/15/30	2,978	2,771,674
2.50%, 05/15/51	2,476	1,448,501
3.25%, 06/01/27	6,106	6,043,641
3.35%, 09/15/49	2,874	1,978,871
3.80%, 03/01/28	4,251	4,215,704
3.80%, 11/01/46	3,549	2,722,556
3.80%, 04/15/50	2,641	1,959,715
3.95%, 05/01/50	3,041	2,315,934
4.10%, 11/15/32	4,141	4,030,534
4.10%, 03/15/44	3,473	2,861,998
4.25%, 03/15/29	5,440	5,433,287
4.25%, 11/01/66	2,883	2,163,874
4.30%, 03/01/48	4,100	3,349,945
4.40%, 03/01/43	1,805	1,573,657
4.50%, 03/15/49	1,941	1,616,369
4.50%, 11/15/52	3,786	3,151,996
4.50%, 08/01/54	2,084	1,716,822
4.65%, 03/01/68	2,350	1,894,196
4.75%, 05/30/42	3,125	2,853,728
4.75%, 11/15/48	3,206	2,787,073
4.90%, 03/15/55	790	698,635
5.05%, 06/15/35	4,055	4,072,761
5.20%, 11/15/33	3,005	3,080,417
5.50%, 04/15/41	2,604	2,622,869
Security	Par (000)	Value
Transportation (continued)
6.00%, 10/01/36	$2,700	$2,895,039
6.15%, 05/01/37	3,740	4,041,863
6.22%, 04/30/40	3,098	3,350,033
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	5,459	4,722,866
FedEx Corp.
2.40%, 05/15/31(c)	3,440	3,096,345
2.40%, 05/15/31	1,345	1,214,153
3.10%, 08/05/29	5,479	5,260,489
3.25%, 05/15/41	1,145	859,726
3.40%, 02/15/28	70	68,824
3.88%, 08/01/42	290	228,522
3.90%, 02/01/35	800	735,942
4.05%, 02/15/48	3,025	2,309,708
4.10%, 04/15/43	210	169,619
4.10%, 02/01/45	220	173,214
4.25%, 05/15/30	4,235	4,193,095
4.40%, 01/15/47	760	611,825
4.55%, 04/01/46	4,210	3,496,665
4.75%, 11/15/45	7,216	6,100,405
4.90%, 01/15/34	1,225	1,214,457
4.95%, 10/17/48	795	690,020
5.10%, 01/15/44	160	145,547
5.25%, 05/15/50	2,795	2,550,190
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	170	167,913
4.65%, 03/15/31(b)	160	157,847
4.95%, 03/15/33(b)	250	245,483
5.25%, 03/15/36(b)	5,180	5,040,979
GXO Logistics, Inc.
2.65%, 07/15/31	3,012	2,689,051
6.25%, 05/06/29	3,520	3,653,413
6.50%, 05/06/34	2,690	2,839,023
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	480	484,550
Kirby Corp., 4.20%, 03/01/28	3,197	3,181,350
Norfolk Southern Corp.
2.30%, 05/15/31	2,755	2,479,052
2.55%, 11/01/29	2,496	2,351,529
2.90%, 08/25/51	2,928	1,799,636
3.00%, 03/15/32	2,830	2,592,682
3.05%, 05/15/50	3,327	2,138,639
3.15%, 06/01/27	2,209	2,182,877
3.16%, 05/15/55	3,846	2,433,317
3.40%, 11/01/49	1,609	1,105,760
3.70%, 03/15/53	1,926	1,369,918
3.80%, 08/01/28	3,949	3,911,171
3.94%, 11/01/47	3,439	2,654,686
3.95%, 10/01/42	2,887	2,354,559
4.05%, 08/15/52	3,584	2,730,041
4.10%, 05/15/49	1,990	1,545,795
4.10%, 05/15/2121	2,725	1,844,405
4.15%, 02/28/48	3,180	2,535,797
4.45%, 03/01/33	2,654	2,609,616
4.45%, 06/15/45	2,472	2,103,662
4.55%, 06/01/53	3,275	2,710,244
4.65%, 01/15/46	2,569	2,233,211
4.84%, 10/01/41	2,697	2,496,873
5.05%, 08/01/30	3,245	3,316,824
5.10%, 05/01/35	2,165	2,181,134
5.10%, 08/01/2118	1,695	1,444,178

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.35%, 08/01/54(c)	$4,135	$3,855,885
5.55%, 03/15/34	2,090	2,170,803
5.95%, 03/15/64	2,707	2,697,649
7.80%, 05/15/27	3,232	3,347,841
Ryder System, Inc.
4.30%, 06/15/27	2,200	2,198,963
4.30%, 12/01/30	1,070	1,056,341
4.85%, 06/15/30(c)	1,895	1,911,234
4.90%, 12/01/29	1,515	1,531,821
4.95%, 09/01/29	1,610	1,630,758
5.00%, 03/15/30	1,150	1,169,477
5.25%, 06/01/28	3,242	3,293,328
5.38%, 03/15/29	2,525	2,586,446
5.50%, 06/01/29	1,775	1,823,088
5.65%, 03/01/28	3,241	3,310,594
6.30%, 12/01/28	2,240	2,337,940
6.60%, 12/01/33	3,145	3,447,842
Union Pacific Corp.
2.38%, 05/20/31	4,490	4,080,284
2.40%, 02/05/30	4,430	4,132,133
2.80%, 02/14/32	5,992	5,461,869
2.89%, 04/06/36	3,692	3,107,493
2.95%, 03/10/52	4,380	2,745,524
2.97%, 09/16/62	4,320	2,483,888
3.20%, 05/20/41	4,375	3,382,160
3.25%, 02/05/50	8,256	5,615,839
3.35%, 08/15/46	1,611	1,146,839
3.38%, 02/01/35	2,386	2,127,854
3.38%, 02/14/42	2,400	1,861,428
3.50%, 02/14/53	5,770	4,017,443
3.55%, 08/15/39	2,685	2,262,399
3.55%, 05/20/61	2,979	1,969,238
3.60%, 09/15/37	2,731	2,397,134
3.70%, 03/01/29	3,718	3,665,311
3.75%, 02/05/70	3,380	2,246,241
3.80%, 10/01/51	4,703	3,473,533
3.80%, 04/06/71	4,145	2,799,664
3.84%, 03/20/60	7,991	5,670,112
3.85%, 02/14/72	2,135	1,454,549
3.88%, 02/01/55	2,270	1,672,349
3.95%, 09/10/28	4,939	4,912,696
3.95%, 08/15/59	2,381	1,727,600
4.00%, 04/15/47	2,754	2,160,973
4.05%, 11/15/45	2,256	1,810,172
4.05%, 03/01/46	2,915	2,331,781
4.10%, 09/15/67	2,371	1,713,426
4.30%, 03/01/49	3,046	2,485,094
4.50%, 01/20/33(c)	4,590	4,583,529
4.50%, 09/10/48	2,308	1,937,956
4.95%, 09/09/52	495	445,098
4.95%, 05/15/53	2,390	2,124,051
5.10%, 02/20/35(c)	3,915	3,982,029
5.15%, 01/20/63	1,678	1,496,032
5.60%, 12/01/54	3,605	3,520,217
6.63%, 02/01/29	4,015	4,256,608
United Parcel Service, Inc.
2.50%, 09/01/29	2,905	2,754,327
3.05%, 11/15/27	6,816	6,707,048
3.40%, 03/15/29	4,461	4,358,701
3.40%, 11/15/46	2,061	1,470,623
3.40%, 09/01/49	3,316	2,304,219
Security	Par (000)	Value
Transportation (continued)
3.63%, 10/01/42	$2,055	$1,610,542
3.75%, 11/15/47	4,627	3,465,405
4.25%, 03/15/49	3,518	2,828,739
4.45%, 04/01/30	3,222	3,241,854
4.65%, 10/15/30(c)	2,450	2,483,991
4.88%, 03/03/33(c)	4,745	4,830,280
4.88%, 11/15/40	2,918	2,770,001
5.05%, 03/03/53	5,010	4,468,012
5.15%, 05/22/34	3,965	4,064,072
5.20%, 04/01/40	2,889	2,857,904
5.25%, 05/14/35(c)	3,590	3,676,167
5.30%, 04/01/50	5,657	5,310,409
5.50%, 05/22/54	5,085	4,845,102
5.60%, 05/22/64	2,915	2,755,635
5.95%, 05/14/55	5,750	5,833,209
6.05%, 05/14/65	4,395	4,429,821
6.20%, 01/15/38	7,227	7,849,075
Walmart, Inc.
1.50%, 09/22/28	6,628	6,257,492
1.80%, 09/22/31	9,112	8,079,680
3.95%, 09/09/27	4,075	4,075,191
		624,650,963
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	1,841	1,607,951
3.10%, 06/01/51	1,775	1,110,826
3.50%, 03/15/28	1,842	1,809,645
3.50%, 06/01/32	1,533	1,416,777
4.00%, 06/30/30	940	918,442
4.55%, 11/07/28	1,303	1,304,197
4.70%, 04/01/29	1,867	1,872,925
4.90%, 03/15/33	1,775	1,753,994
5.20%, 03/15/44	1,147	1,051,350
5.45%, 09/15/33	1,850	1,874,651
5.50%, 06/15/35	3,170	3,207,737
6.05%, 03/15/34	2,632	2,779,893
6.05%, 06/05/54	3,780	3,778,419
6.90%, 05/01/34	2,075	2,285,789
		26,772,596
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29	20	19,725
6.00%, 06/16/30(c)	900	895,209
		914,934
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,410,192
2.80%, 05/01/30	3,249	3,052,945
2.95%, 09/01/27	2,530	2,487,366
3.25%, 06/01/51	3,471	2,314,249
3.45%, 06/01/29	3,926	3,819,338
3.45%, 05/01/50	3,599	2,504,691
3.75%, 09/01/28	2,417	2,386,985
3.75%, 09/01/47	4,495	3,376,703
4.00%, 12/01/46	2,175	1,696,174
4.15%, 06/01/49	3,406	2,669,864
4.20%, 09/01/48	2,192	1,749,385
4.30%, 12/01/42	1,529	1,317,006
4.30%, 09/01/45	2,421	1,999,941
4.45%, 06/01/32	3,015	2,970,319

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
5.15%, 03/01/34	$1,925	$1,954,888
5.20%, 04/01/36	2,625	2,628,474
5.25%, 03/01/35	3,725	3,778,416
5.45%, 03/01/54	2,460	2,324,660
5.70%, 09/01/55	4,120	4,026,634
6.59%, 10/15/37	1,180	1,321,940
Essential Utilities, Inc.
2.40%, 05/01/31	2,824	2,538,018
2.70%, 04/15/30	2,611	2,427,448
3.35%, 04/15/50	3,404	2,260,802
3.57%, 05/01/29	1,517	1,475,184
4.28%, 05/01/49	3,455	2,719,977
4.80%, 08/15/27	1,625	1,630,771
5.13%, 03/15/36	1,350	1,329,833
5.25%, 08/15/35	1,200	1,201,511
5.30%, 05/01/52	2,720	2,460,904
5.38%, 01/15/34	1,075	1,092,780
United Utilities PLC, 6.88%, 08/15/28	1,071	1,123,600
		71,050,998
Total Corporate Bonds & Notes — 24.5% (Cost: $35,179,597,362)		33,104,935,520
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bonds
3.75%, 04/26/28	3,290	3,281,099
4.00%, 03/18/30	10,390	10,397,496
4.63%, 04/30/29	1,915	1,952,616
Export Development Canada
3.00%, 05/25/27	985	975,231
3.75%, 09/07/27	360	359,052
3.88%, 02/14/28	1,005	1,003,880
4.00%, 06/20/30	4,920	4,916,983
4.13%, 02/13/29	14,295	14,363,550
4.75%, 06/05/34	4,045	4,162,050
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,310	1,491,350
Series HK, 9.38%, 04/15/30	1,595	1,885,652
Series HQ, 9.50%, 11/15/30	290	350,106
Province of Alberta Canada
1.30%, 07/22/30	5,857	5,222,831
3.30%, 03/15/28	5,130	5,066,903
4.30%, 11/02/35(c)	6,310	6,155,072
4.50%, 06/26/29	4,805	4,869,937
4.50%, 01/24/34	5,230	5,231,591
Province of British Columbia Canada
1.30%, 01/29/31(c)	4,415	3,872,593
3.90%, 08/27/30	150	148,592
4.20%, 07/06/33	11,600	11,407,924
4.70%, 01/24/28	1,460	1,476,973
4.75%, 06/12/34	9,925	10,044,855
4.80%, 11/15/28	7,240	7,373,700
4.80%, 06/11/35	12,020	12,161,367
4.90%, 04/24/29	11,015	11,277,873
7.25%, 09/01/36	388	464,423
Province of Manitoba Canada
1.50%, 10/25/28(c)	410	385,614
4.30%, 07/27/33	145	143,105
4.90%, 05/31/34	7,520	7,672,482
Security	Par (000)	Value
Canada (continued)
Province of New Brunswick Canada, 3.63%, 02/24/28	$2,031	$2,016,430
Province of Ontario Canada
1.05%, 05/21/27	1,585	1,536,955
1.13%, 10/07/30	6,752	5,936,214
1.60%, 02/25/31	6,815	6,059,616
1.80%, 10/14/31	3,965	3,497,506
2.00%, 10/02/29	5,735	5,361,398
2.13%, 01/21/32	6,195	5,513,408
3.10%, 05/19/27	6,635	6,575,295
3.70%, 09/17/29	10,000	9,887,368
3.80%, 01/29/29	400	397,781
3.90%, 09/04/30	170	168,509
4.20%, 01/18/29	10,340	10,389,264
4.45%, 11/20/35	440	433,795
4.70%, 01/15/30	1,465	1,495,524
4.85%, 06/11/35	9,260	9,430,586
5.05%, 04/24/34	8,375	8,671,564
Province of Quebec Canada
1.35%, 05/28/30	5,888	5,281,201
1.90%, 04/21/31	2,135	1,916,455
3.63%, 04/13/28	8,475	8,417,312
3.88%, 01/14/31	5,610	5,539,062
4.25%, 09/05/34	10,120	9,895,715
4.50%, 04/03/29	16,370	16,571,873
4.50%, 09/08/33	685	685,858
4.63%, 08/28/35	12,030	12,012,404
Series PD, 7.50%, 09/15/29	7,182	7,943,806
Province of Saskatchewan Canada
3.25%, 06/08/27	40	39,653
4.65%, 01/28/30	825	838,467
		284,627,919
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	9,467	8,634,536
2.55%, 01/27/32	10,406	9,285,182
2.55%, 07/27/33	13,028	11,223,930
3.10%, 05/07/41	12,656	9,707,174
3.10%, 01/22/61	7,665	4,737,165
3.24%, 02/06/28	10,760	10,565,415
3.25%, 09/21/71(c)	4,668	2,907,446
3.50%, 01/31/34	9,048	8,256,391
3.50%, 01/25/50	11,085	8,008,737
3.63%, 10/30/42	2,695	2,173,011
3.86%, 06/21/47	5,713	4,502,483
4.00%, 01/31/52	4,078	3,198,454
4.34%, 03/07/42	7,131	6,314,606
4.35%, 04/13/31	200	197,481
4.85%, 01/22/29	9,550	9,668,454
4.95%, 01/05/36	9,849	9,834,259
5.33%, 01/05/54	7,162	6,855,428
5.65%, 01/13/37	6,035	6,318,414
		122,388,566
Hong Kong — 0.0%
Hong Kong Government International Bonds, 1.75%, 11/24/31(g)	4,900	4,339,312
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	6,112	7,178,388

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	$2,035	$1,787,198
2.15%, 07/28/31	6,380	5,631,299
2.85%, 02/14/30	7,211	6,769,917
3.05%, 03/12/51	7,235	4,591,991
3.20%, 09/23/61	3,115	1,906,481
3.35%, 03/12/71(c)	3,690	2,273,814
3.40%, 09/18/29	4,280	4,162,513
3.50%, 01/11/28	5,377	5,313,268
3.50%, 02/14/50	3,776	2,652,589
3.55%, 03/31/32	5,015	4,698,179
3.70%, 10/30/49	4,721	3,437,468
3.85%, 10/15/30	9,471	9,187,171
4.10%, 04/24/28	5,470	5,458,001
4.15%, 09/20/27	5,350	5,340,934
4.20%, 10/15/50	7,170	5,640,906
4.30%, 04/16/31	1,210	1,193,964
4.30%, 03/31/52	3,615	2,877,205
4.35%, 02/21/31(c)	450	444,513
4.35%, 01/11/48	7,790	6,385,932
4.40%, 03/10/29	2,900	2,905,487
4.45%, 04/15/70	4,575	3,584,099
4.55%, 01/11/28	4,835	4,859,235
4.65%, 09/20/32	7,470	7,407,653
4.70%, 02/10/34	4,320	4,229,758
4.75%, 02/11/29	6,043	6,113,507
4.75%, 09/10/34	5,980	5,839,725
4.85%, 01/11/33	6,945	6,898,148
4.90%, 04/16/36	1,320	1,283,529
4.95%, 02/21/36	630	614,489
5.10%, 02/10/54(c)	3,110	2,862,233
5.15%, 09/10/54(c)	2,790	2,562,686
5.25%, 01/15/30	2,110	2,158,162
5.35%, 02/11/49	4,450	4,259,354
5.45%, 09/20/52(c)	2,415	2,297,796
5.48%, 02/21/56(c)	740	703,409
5.60%, 01/15/35(c)	5,500	5,655,909
5.65%, 01/11/53(c)	3,510	3,431,151
		147,419,673
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	11,070	10,202,034
3.25%, 01/17/28	4,035	3,942,866
3.88%, 07/03/50	9,090	6,499,121
4.13%, 01/17/48	2,870	2,186,780
4.50%, 01/17/33	8,620	8,327,539
4.50%, 01/30/43	5,983	5,093,232
4.50%, 04/03/2120(c)	4,433	3,170,830
5.38%, 03/12/29	330	335,191
5.38%, 02/19/30	100	101,876
5.50%, 03/12/34	14,450	14,695,846
5.63%, 02/19/35	10,000	10,219,496
5.75%, 03/12/54	7,155	6,737,910
State of Israel
2.50%, 01/15/30	2,930	2,705,276
3.38%, 01/15/50	7,243	4,742,873
		78,960,870
Security	Par (000)	Value
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	$9,360	$8,942,057
3.88%, 05/06/51	9,839	7,141,554
4.00%, 10/17/49	10,150	7,642,627
5.38%, 06/15/33	8,162	8,511,721
		32,237,959
Japan — 0.0%
Japan Bank for International Cooperation
1.25%, 01/21/31	6,405	5,598,477
1.88%, 04/15/31	14,414	12,890,628
2.00%, 10/17/29	3,937	3,664,954
2.13%, 02/16/29	4,805	4,554,847
2.75%, 11/16/27	6,285	6,160,095
2.88%, 06/01/27	6,505	6,423,946
2.88%, 07/21/27	4,947	4,875,099
3.25%, 07/20/28	5,161	5,070,559
3.50%, 10/31/28	4,005	3,949,000
4.38%, 10/05/27	1,240	1,244,734
4.38%, 01/24/31	1,900	1,911,651
4.38%, 01/23/36	110	107,452
4.63%, 07/22/27	150	150,884
4.63%, 07/19/28	1,950	1,972,163
4.63%, 04/17/34	4,190	4,209,643
4.88%, 10/18/28	1,360	1,384,768
Japan International Cooperation Agency
1.00%, 07/22/30	2,894	2,534,795
1.75%, 04/28/31	30	26,575
3.25%, 05/25/27(c)	2,020	2,001,001
3.38%, 06/12/28	745	732,961
4.00%, 05/23/28	370	368,787
4.25%, 05/22/30	1,210	1,210,155
4.75%, 05/21/29	950	965,921
		72,009,095
Mexico — 0.3%
Mexico Government International Bonds
2.66%, 05/24/31	15,887	14,140,384
3.25%, 04/16/30	11,100	10,422,596
3.50%, 02/12/34	13,263	11,369,878
3.75%, 01/11/28	10,475	10,359,511
3.77%, 05/24/61	13,196	7,962,541
4.28%, 08/14/41	12,546	9,935,743
4.35%, 01/15/47	6,012	4,450,607
4.40%, 02/12/52	10,027	7,198,297
4.50%, 04/22/29	14,845	14,801,188
4.50%, 01/31/50	9,831	7,324,587
4.60%, 01/23/46	11,884	9,253,869
4.60%, 02/10/48	9,056	6,892,439
4.75%, 03/22/31	750	737,005
4.75%, 04/27/32	13,682	13,216,127
4.75%, 03/08/44	18,113	14,696,990
4.88%, 05/19/33	10,498	10,016,857
5.00%, 05/07/29	3,199	3,225,612
5.00%, 04/27/51	12,389	9,803,171
5.38%, 03/22/33	20,800	20,454,133
5.40%, 02/09/28	4,037	4,096,726
5.55%, 01/21/45(c)	13,850	12,600,722
5.63%, 02/09/34	1,090	1,077,233
5.63%, 09/22/35	3,280	3,204,881
5.75%, 10/12/2110	12,111	9,950,383

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
5.85%, 07/02/32	$7,835	$7,975,531
6.00%, 05/13/30	8,682	9,004,772
6.00%, 05/07/36	8,350	8,391,506
6.05%, 01/11/40	13,036	12,822,846
6.13%, 02/09/38	2,245	2,221,315
6.34%, 05/04/53	13,561	12,796,997
6.35%, 02/09/35	12,845	13,249,011
6.40%, 05/07/54	11,860	11,230,149
6.63%, 01/29/38	5,386	5,548,867
6.75%, 09/27/34	9,937	10,589,472
6.75%, 02/09/56	9,060	8,938,371
6.88%, 05/13/37	16,620	17,567,396
7.38%, 05/13/55	10,325	11,014,966
7.50%, 04/08/33	6,512	7,431,585
8.30%, 08/15/31	7,346	8,569,025
		364,543,289
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	12,480	10,551,957
3.16%, 01/23/30	7,913	7,503,575
3.30%, 01/19/33	5,415	4,853,025
3.87%, 07/23/60	11,818	8,154,193
3.88%, 03/17/28	6,512	6,433,032
4.30%, 04/29/53	7,479	5,759,548
4.50%, 05/15/47(c)	5,031	4,158,535
4.50%, 04/16/50	10,764	8,641,917
4.50%, 04/01/56	9,555	7,451,187
4.50%, 01/19/63	7,185	5,514,788
5.23%, 02/23/34	350	349,308
5.66%, 02/23/38	80	80,466
6.40%, 02/14/35	11,340	12,114,689
6.70%, 01/26/36	10,636	11,577,971
6.85%, 03/28/54(c)	6,025	6,490,942
6.88%, 01/31/36(c)	4,520	4,978,166
7.50%, 03/01/31(c)	3,965	4,427,120
7.88%, 03/01/57	2,367	2,860,618
8.00%, 03/01/38	5,465	6,491,292
8.88%, 09/30/27	5,956	6,301,607
9.38%, 04/01/29	6,582	7,433,778
		132,127,714
Peru — 0.1%
Peruvian Government International Bonds
1.86%, 12/01/32	6,960	5,763,743
2.78%, 01/23/31	13,939	12,819,897
2.78%, 12/01/60	8,988	4,852,911
2.84%, 06/20/30	3,733	3,492,513
3.00%, 01/15/34	11,260	9,729,821
3.23%, 07/28/2121	4,613	2,516,680
3.30%, 03/11/41	3,956	3,032,147
3.55%, 03/10/51	7,018	4,868,929
3.60%, 01/15/72	4,805	3,016,251
4.13%, 08/25/27(c)	3,024	3,024,827
5.38%, 02/08/35	6,830	6,888,816
5.50%, 03/30/36	8,200	8,278,393
5.63%, 11/18/50(c)	10,870	10,491,284
5.88%, 08/08/54	7,395	7,198,836
6.20%, 06/30/55	5,225	5,307,662
6.55%, 03/14/37	5,650	6,184,433
8.75%, 11/21/33	10,530	12,901,936
		110,369,079
Security	Par (000)	Value
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	$825	$861,848
Philippine Government International Bonds
1.65%, 06/10/31	7,581	6,612,209
1.95%, 01/06/32	2,710	2,353,549
2.46%, 05/05/30	8,004	7,419,030
2.65%, 12/10/45	6,920	4,368,786
2.95%, 05/05/45	6,172	4,150,974
3.00%, 02/01/28	10,281	10,064,137
3.20%, 07/06/46	10,043	6,921,962
3.56%, 09/29/32	5,128	4,797,150
3.70%, 03/01/41	8,399	6,791,405
3.70%, 02/02/42	8,644	6,904,072
3.75%, 01/14/29	8,291	8,188,194
3.95%, 01/20/40	8,455	7,163,604
4.20%, 03/29/47	4,535	3,642,518
4.38%, 03/05/30	2,698	2,702,203
4.63%, 07/17/28	2,585	2,608,160
4.75%, 03/05/35	6,080	5,908,938
5.00%, 07/17/33	6,400	6,414,442
5.00%, 01/13/37	5,130	5,002,548
5.17%, 10/13/27	3,199	3,247,898
5.18%, 09/05/49	3,510	3,217,160
5.25%, 05/14/34	5,435	5,485,682
5.50%, 02/04/35	6,490	6,647,353
5.50%, 01/17/48	5,555	5,345,878
5.60%, 05/14/49	4,065	3,949,235
5.61%, 04/13/33	4,490	4,676,722
5.90%, 02/04/50(c)	4,620	4,679,271
5.95%, 10/13/47	3,320	3,369,663
6.38%, 01/15/32	5,892	6,371,055
6.38%, 10/23/34	8,890	9,648,874
7.75%, 01/14/31	8,123	9,189,959
9.50%, 02/02/30	7,024	8,257,032
Philippines Government International Bonds
4.25%, 07/27/31	440	435,296
5.00%, 01/27/36(c)	1,220	1,200,645
5.75%, 01/27/51(c)	1,050	1,043,822
		179,641,274
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5,570	5,633,418
4.88%, 02/12/30	14,830	15,133,219
4.88%, 10/04/33	11,950	11,962,856
5.13%, 09/18/34	14,474	14,587,712
5.38%, 02/12/35	13,000	13,243,715
5.50%, 11/16/27	8,881	9,047,959
5.50%, 04/04/53	13,605	12,692,316
5.50%, 03/18/54	10,950	10,190,306
5.75%, 11/16/32	9,350	9,860,444
		102,351,945
South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 09/21/30	4,111	3,626,040
1.38%, 02/09/31	1,987	1,743,188
2.13%, 01/18/32	3,125	2,777,221
2.50%, 06/29/41	5,668	4,147,130
3.75%, 01/13/29	180	178,447
3.75%, 09/22/30	3,910	3,837,996

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
3.88%, 01/13/31	$1,424	$1,402,507
4.00%, 09/11/27	2,025	2,021,369
4.00%, 09/11/29	3,560	3,547,471
4.13%, 10/17/27	1,587	1,587,030
4.25%, 09/15/27	3,847	3,853,128
4.50%, 01/11/29	2,310	2,332,242
4.50%, 09/15/32	3,195	3,220,782
4.63%, 01/14/28	2,800	2,822,728
4.63%, 01/11/34	3,288	3,297,084
4.88%, 01/14/30	1,155	1,180,636
5.00%, 01/11/28	5,635	5,714,463
5.13%, 09/18/28	4,740	4,846,322
5.13%, 01/11/33	5,084	5,262,952
5.13%, 09/18/33	2,610	2,704,558
5.25%, 01/14/35	2,385	2,487,751
Korea Development Bank(The)
3.75%, 01/28/29	250	247,685
3.75%, 09/16/30	4,670	4,581,039
4.00%, 01/28/31	480	475,175
4.13%, 10/16/27	1,060	1,059,671
4.25%, 09/08/32(c)	5,700	5,666,772
4.38%, 02/15/28	6,161	6,186,797
4.38%, 02/15/33	7,703	7,640,321
4.50%, 02/15/29	4,095	4,138,785
4.63%, 02/03/28	1,855	1,870,186
4.88%, 02/03/30	1,045	1,068,358
5.38%, 10/23/28	2,200	2,265,042
5.63%, 10/23/33	2,065	2,206,051
Korea Development Bank (The), 2.00%, 10/25/31	4,344	3,868,711
Korea International Bonds
1.00%, 09/16/30	4,435	3,885,666
1.75%, 10/15/31	4,245	3,751,946
2.50%, 06/19/29	5,835	5,566,142
3.50%, 09/20/28	2,035	2,008,145
3.63%, 02/12/29	270	267,158
3.63%, 10/29/30	700	686,170
3.88%, 02/12/31	120	118,559
3.88%, 09/20/48	1,313	1,094,868
4.13%, 06/10/44(c)	1,181	1,054,657
4.50%, 07/03/29	3,590	3,632,324
		125,931,273
Supranational — 0.9%
African Development Bank
3.50%, 09/18/29	770	758,132
3.63%, 03/03/31	1,940	1,903,051
3.88%, 06/12/28	3,350	3,345,908
4.00%, 03/18/30(c)	10,679	10,674,712
4.13%, 01/22/36	5,315	5,184,171
4.38%, 11/03/27	5,115	5,147,616
4.38%, 03/14/28	4,175	4,208,117
4.50%, 06/12/35	12,690	12,770,859
5.75% , (5-year CMT + 1.58%)(a)(h)	3,678	3,592,699
Asian Development Bank
0.75%, 10/08/30	3,099	2,691,064
1.25%, 06/09/28(c)	3,015	2,854,667
1.50%, 03/04/31	3,809	3,386,284
1.75%, 09/19/29	8,402	7,819,917
1.88%, 03/15/29	1,415	1,336,785
1.88%, 01/24/30	8,316	7,716,640
2.38%, 08/10/27	1,090	1,068,812
Security	Par (000)	Value
Supranational (continued)
2.50%, 11/02/27	$7,877	$7,716,046
2.75%, 01/19/28	6,620	6,494,122
3.13%, 08/20/27	9,958	9,859,742
3.13%, 09/26/28	909	892,654
3.13%, 04/27/32	1,700	1,608,027
3.63%, 08/28/29	14,835	14,682,905
3.75%, 04/25/28	12,339	12,302,198
3.75%, 08/28/30(c)	8,270	8,186,189
3.88%, 09/28/32	4,895	4,810,054
3.88%, 06/14/33	9,090	8,889,461
4.00%, 01/12/33	15,869	15,669,661
4.13%, 05/30/30(c)	9,550	9,597,558
4.13%, 01/12/34(c)	9,431	9,336,678
4.25%, 01/14/36(c)	14,240	14,082,294
4.38%, 01/14/28	5,100	5,138,468
4.38%, 03/06/29	12,641	12,792,321
4.38%, 03/22/35(c)	12,922	12,936,905
4.50%, 08/25/28	14,235	14,418,669
4.75%, 02/12/30	360	361,275
4.88%, 09/26/28(c)	660	662,240
5.82%, 06/16/28	7,220	7,473,435
6.22%, 08/15/27	2,670	2,733,841
6.38%, 10/01/28(c)	3,125	3,276,919
Asian Infrastructure Investment Bank(The)
3.63%, 09/15/28	2,178	2,163,695
3.75%, 09/14/27	4,417	4,406,836
3.88%, 04/22/31	5,055	5,018,869
4.00%, 01/18/28	5,504	5,511,366
4.13%, 01/18/29	3,880	3,900,109
4.13%, 01/14/36	1,680	1,644,549
4.25%, 03/13/34	7,835	7,808,829
4.50%, 01/16/30	7,002	7,124,911
4.50%, 05/21/35	10,135	10,231,752
Corp. Andina de Fomento
5.00%, 01/24/29	5,420	5,534,933
5.00%, 01/22/30	6,670	6,834,070
Council of Europe Development Bank
3.63%, 01/26/28	840	835,721
3.63%, 05/08/28	40	39,758
3.75%, 01/14/31	1,525	1,505,985
4.13%, 01/24/29	2,610	2,622,279
4.50%, 01/15/30	2,558	2,600,091
4.63%, 06/11/27	1,559	1,569,908
European Bank for Reconstruction & Development
4.13%, 01/25/29	3,423	3,438,733
4.25%, 03/13/34	10,520	10,499,201
4.38%, 03/09/28	1,125	1,133,981
European Investment Bank
0.63%, 10/21/27	252	240,337
0.75%, 09/23/30	3,185	2,770,583
0.88%, 05/17/30	4,710	4,167,360
1.25%, 02/14/31	11,919	10,486,105
1.63%, 10/09/29	4,920	4,554,542
1.63%, 05/13/31	1,145	1,020,250
1.75%, 03/15/29	7,405	6,971,903
2.38%, 05/24/27	3,841	3,779,979
3.25%, 11/15/27	3,815	3,778,520
3.63%, 07/15/30	18,985	18,714,452
3.75%, 11/15/29	12,180	12,093,925
3.75%, 03/13/31	4,270	4,216,107

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.75%, 02/14/33	$22,230	$21,637,062
3.88%, 03/15/28	5,958	5,954,881
3.88%, 06/15/28	870	869,606
3.88%, 10/15/30	7,225	7,184,460
4.00%, 02/15/29	4,240	4,248,100
4.13%, 02/13/34	23,155	22,928,865
4.25%, 08/16/32	22,595	22,698,625
4.25%, 02/08/36(c)	14,060	13,894,950
4.38%, 10/10/31	14,750	14,966,962
4.50%, 10/16/28	1,525	1,545,741
4.50%, 03/14/30	25,235	25,702,345
4.63%, 02/12/35	13,340	13,613,218
4.75%, 06/15/29	25,766	26,380,340
4.88%, 02/15/36	7,626	7,897,171
Inter-American Development Bank
0.63%, 09/16/27	2,835	2,711,341
1.13%, 07/20/28	10,320	9,712,810
1.13%, 01/13/31(c)	13,046	11,433,160
2.25%, 06/18/29(c)	8,692	8,260,896
2.38%, 07/07/27(c)	8,629	8,476,019
3.13%, 09/18/28	10,070	9,889,000
3.20%, 08/07/42	3,925	3,141,526
3.50%, 09/14/29	3,035	2,990,783
3.50%, 04/12/33	13,512	12,912,740
3.63%, 09/17/31	8,228	8,043,601
3.75%, 06/14/30	3,801	3,764,950
3.88%, 10/28/41	6,891	6,071,291
4.00%, 01/12/28	6,776	6,784,944
4.13%, 02/15/29(c)	14,220	14,290,257
4.13%, 01/23/36	11,545	11,274,297
4.38%, 07/17/34	15,430	15,483,213
4.38%, 07/16/35	10,690	10,675,404
4.38%, 01/24/44	3,334	3,079,654
4.50%, 02/15/30	9,407	9,575,202
4.50%, 09/13/33	7,105	7,205,999
Inter-American Investment Corp.
3.63%, 11/20/28	2,050	2,031,604
4.13%, 02/15/28	1,505	1,508,241
4.25%, 02/14/29	3,670	3,692,586
4.25%, 04/01/30	4,760	4,783,027
4.75%, 09/19/28	1,878	1,909,854
International Bank for Reconstruction & Development
0.75%, 11/24/27	13,215	12,585,040
0.75%, 08/26/30(c)	13,254	11,554,686
0.88%, 05/14/30(c)	17,475	15,461,235
1.13%, 09/13/28	24,551	23,013,569
1.25%, 02/10/31(c)	17,940	15,788,014
1.38%, 04/20/28	20,985	19,986,695
1.63%, 11/03/31	24,155	21,233,306
1.75%, 10/23/29(c)	13,256	12,312,018
2.50%, 11/22/27	23,466	22,971,934
2.50%, 03/29/32(c)	3,867	3,538,920
3.13%, 06/15/27	14,265	14,139,133
3.50%, 07/12/28	20,311	20,134,210
3.50%, 10/28/30	610	597,028
3.63%, 05/05/28(c)	2,219	2,206,933
3.63%, 09/21/29	9,510	9,407,697
3.88%, 10/16/29	20,915	20,853,520
3.88%, 02/14/30	19,908	19,833,932
3.88%, 08/28/34	24,360	23,579,973
Security	Par (000)	Value
Supranational (continued)
4.00%, 07/25/30	$9,310	$9,305,558
4.00%, 01/10/31	26,277	26,241,682
4.00%, 05/06/32(c)	24,434	24,260,442
4.13%, 03/20/30	14,375	14,444,119
4.38%, 08/27/35	23,455	23,423,848
4.50%, 04/10/31	15,724	16,043,253
4.63%, 08/01/28(c)	11,075	11,242,355
4.63%, 01/15/32	26,925	27,616,398
4.75%, 11/14/33	16,348	16,849,332
4.75%, 02/15/35(c)	2,127	2,184,516
International Finance Corp.
0.75%, 08/27/30	985	858,441
3.50%, 01/22/29(c)	5,190	5,133,391
3.88%, 07/02/30(c)	610	606,929
4.25%, 07/02/29(c)	765	771,600
4.50%, 01/21/28(c)	1,840	1,857,680
4.50%, 07/13/28	1,600	1,619,731
Nordic Investment Bank
3.38%, 09/08/27	1,410	1,399,149
3.75%, 08/28/28	480	478,195
3.75%, 05/09/30	1,215	1,203,210
3.75%, 01/23/31	140	138,223
4.25%, 02/28/29	2,030	2,046,600
4.38%, 03/14/28	1,250	1,259,807
		1,243,007,762
Sweden — 0.0%
Svensk Exportkredit AB
0.00%, 05/11/37(d)	155	89,365
3.75%, 09/13/27	1,180	1,176,060
3.75%, 05/08/28	1,373	1,366,815
3.75%, 07/29/30	260	256,563
3.88%, 08/04/27	891	889,721
4.13%, 06/14/28	2,725	2,732,652
4.25%, 02/01/29	2,860	2,878,582
4.88%, 10/04/30	4,452	4,587,356
		13,977,114
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	3,230	2,971,936
Uruguay Government International Bonds
4.13%, 11/20/45	2,647	2,287,686
4.38%, 10/27/27	9,380	9,403,491
4.38%, 01/23/31	12,331	12,362,635
4.98%, 04/20/55	10,496	9,438,096
5.10%, 06/18/50	16,592	15,404,203
5.44%, 02/14/37	7,380	7,610,756
5.75%, 10/28/34	11,775	12,370,126
7.63%, 03/21/36	5,056	5,990,096
		77,839,025
Total Foreign Government Obligations — 2.3% (Cost: $3,237,271,419)		3,098,950,257
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB BAB, 4.84%, 01/01/41	1,875	1,792,715

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California — 0.1%
Alameda County Joint Powers Authority, RB BAB, Series A, 7.05%, 12/01/44(c)	$1,500	$1,662,791
Bay Area Toll Authority, RB, 3.13%, 04/01/55	470	305,493
Bay Area Toll Authority, RB BAB
Series F-2, 6.26%, 04/01/49(c)	4,735	4,890,790
Series S-1, 7.04%, 04/01/50	3,218	3,612,692
Series S-3, 6.91%, 10/01/50(c)	3,205	3,539,392
California Health Facilities Financing Authority, RB
4.19%, 06/01/37	325	302,475
4.35%, 06/01/41	1,905	1,719,381
California State University, RB
Class B, 2.72%, 11/01/52(c)	910	594,880
Class B, 2.94%, 11/01/52(c)	1,000	664,586
Class B, 2.98%, 11/01/51(c)	3,315	2,216,227
5.18%, 11/01/53	2,535	2,380,845
Series E, 2.90%, 11/01/51	1,895	1,328,448
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB, Class A, 4.24%, 05/15/48 (AGM)	455	387,250
East Bay Municipal Utility District Water System Revenue, RB BAB, Series B, 5.87%, 06/01/40	4,480	4,659,390
Foothill-Eastern Transportation Corridor Agency, RB
3.92%, 01/15/53	1,025	779,128
Series A, 4.09%, 01/15/49(c)	2,040	1,651,233
Golden State Tobacco Securitization Corp., RB
Class B, 3.00%, 06/01/46	540	493,433
3.12%, 06/01/38 (SAP)	2,250	1,863,311
3.49%, 06/01/36	230	195,753
3.71%, 06/01/41	830	649,775
4.21%, 06/01/50(c)	1,535	1,104,178
Los Angeles Community College District California, GO BAB, 6.75%, 08/01/49	1,100	1,208,196
Los Angeles County Public Works Financing Authority, RB BAB, 7.62%, 08/01/40	1,150	1,350,486
Los Angeles Department of Water & Power, RB BAB
Series A, 6.60%, 07/01/50(c)	385	405,790
Series D, 6.57%, 07/01/45(c)	5,325	5,591,181
Regents of the University of California Medical Center Pooled Revenue, RB
3.01%, 05/15/50	1,400	902,769
3.71%, 05/15/20	2,600	1,602,297
4.13%, 05/15/32	1,550	1,514,982
4.56%, 05/15/53(c)	895	753,007
Series N, 3.26%, 05/15/60	1,835	1,149,296
Regents of the University of California Medical Center Pooled Revenue, RB BAB
Series H, Class H, 6.55%, 05/15/48	4,575	4,786,157
Series F, 6.58%, 05/15/49	3,015	3,184,221
San Diego County Regional Transportation Commission, RB BAB, 5.91%, 04/01/48	1,905	1,888,927
San Diego County Water Authority, RB BAB, Series B, Class B, 6.14%, 05/01/49(c)	2,345	2,360,495
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Class A, 4.66%, 10/01/27	1,920	1,933,851
San Joaquin Hills Transportation Corridor Agency, RB, Class B, 3.49%, 01/15/50	1,600	1,192,201
Security	Par (000)	Value
California (continued)
State of California, GO
1.70%, 02/01/28(c)	$140	$134,568
2.50%, 10/01/29	6,000	5,700,121
3.50%, 04/01/28(c)	910	901,354
4.50%, 08/01/29	1,350	1,367,469
4.50%, 04/01/33	2,115	2,096,396
4.60%, 04/01/38	2,170	2,196,984
5.10%, 09/01/35	2,250	2,295,877
5.13%, 09/01/29	1,700	1,754,532
5.13%, 03/01/38	1,000	996,710
5.15%, 09/01/34	5,000	5,143,898
5.20%, 03/01/43	3,790	3,682,567
5.75%, 10/01/31	1,400	1,502,762
5.88%, 10/01/41	5,000	5,168,350
Series A, Class A, 3.05%, 04/01/29	1,110	1,077,604
State of California, GO BAB
7.30%, 10/01/39	5,220	5,966,637
7.35%, 11/01/39(c)	3,130	3,598,436
7.50%, 04/01/34(c)	8,325	9,543,590
7.55%, 04/01/39	12,470	14,769,189
7.60%, 11/01/40	7,575	9,060,376
7.63%, 03/01/40	6,850	8,118,143
University of California, RB
Series AD, 4.86%, 05/15/12(c)	3,285	2,660,462
Series AQ, 4.77%, 05/15/15	835	668,374
Series BD, 3.35%, 07/01/29(c)	4,730	4,622,872
Series BG, 1.32%, 05/15/27	775	754,187
Series BG, 1.61%, 05/15/30	2,990	2,700,423
Series BG, 3.07%, 05/15/51(c)	3,110	2,006,204
		163,313,392
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB BAB, Series B, 5.84%, 11/01/50(c)	700	691,497
Connecticut — 0.0%
State of Connecticut, GO, Series A, Class A, 5.85%, 03/15/32	4,765	5,073,368
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, 4.81%, 10/01/14(c)	1,690	1,385,564
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB BAB, 7.46%, 10/01/46	1,300	1,511,824
		2,897,388
Florida — 0.0%
County of Broward Airport System Revenue, RB, 3.48%, 10/01/43	250	207,912
County of Miami-Dade Aviation Revenue, RB, Series C, 4.28%, 10/01/41(c)	985	895,065
County of Miami-Dade Seaport Department, RB, 6.22%, 11/01/55	245	250,670
County of Miami-Dade Transit System, RB, Series B, 2.60%, 07/01/42(c)	1,300	994,699
State Board of Administration Finance Corp., RB
1.71%, 07/01/27(c)	3,250	3,160,295
2.15%, 07/01/30	5,902	5,407,173
Class A, 5.53%, 07/01/34	4,980	5,192,444
		16,108,258

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 0.0%
City of Atlanta Water & Wastewater Revenue, RB, 2.26%, 11/01/35	$1,330	$1,116,926
Municipal Electric Authority of Georgia, RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,638	3,881,312
Project M, Series 2010-A, 6.66%, 04/01/57	3,185	3,439,650
Project P, Series 2010-A, 7.06%, 04/01/57	3,272	3,611,238
		12,049,126
Hawaii — 0.0%
State of Hawaii, GO, 4.21%, 04/01/31	2,095	2,095,332
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(c)	580	398,600
Illinois — 0.1%
Chicago O'Hare International Airport, RB
Series C, Class C, 4.47%, 01/01/49(c)	1,050	897,600
Series C, Class C, 4.57%, 01/01/54(c)	2,450	2,076,265
Chicago O'Hare International Airport, RB BAB, Series B, Class B, 6.40%, 01/01/40	1,100	1,194,900
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, Class A, 6.90%, 12/01/40(c)	4,007	4,453,543
Series B, Class B, 6.90%, 12/01/40(c)	4,442	4,934,017
City of Chicago IL, GO, 5.88%, 01/01/31	720	721,982
Illinois State Toll Highway Authority, RB BAB, Series A, 6.18%, 01/01/34	1,820	1,920,598
Sales Tax Securitization Corp., RB
3.24%, 01/01/42	5,125	4,189,294
3.82%, 01/01/48	135	106,290
4.79%, 01/01/48	2,380	2,149,456
State of Illinois, GO, 5.10%, 06/01/33	28,727	29,166,135
State of Illinois, GO BAB, Series 5, 7.35%, 07/01/35	2,786	2,978,417
		54,788,497
Indiana — 0.0%
Indiana Finance Authority, RB, 3.05%, 01/01/51(c)	645	459,099
Kansas — 0.0%
Kansas Development Finance Authority, RB, 2.77%, 05/01/51	605	414,261
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.15%, 02/01/33	2,280	2,264,857
4.28%, 02/01/36	1,560	1,540,993
4.48%, 08/01/39	4,415	4,215,098
5.05%, 12/01/34	1,705	1,742,990
5.20%, 12/01/39	3,975	4,022,820
		13,786,758
Maryland — 0.0%
Maryland Economic Development Corp., RB
5.43%, 05/31/56	2,785	2,654,674
5.94%, 05/31/57	1,370	1,358,997
Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Class D, 3.05%, 07/01/40	$2,500	$1,935,517
		5,949,188
Massachusetts — 0.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB BAB, Series A, 5.73%, 06/01/40	2,435	2,482,290
Commonwealth of Massachusetts, GOL, 2.90%, 09/01/49(c)	2,675	1,804,966
Commonwealth of Massachusetts, GOL BAB
4.91%, 05/01/29(c)	1,950	1,970,680
Series E, 5.46%, 12/01/39	3,700	3,718,111
Commonwealth of Massachusetts, RB, 3.77%, 07/15/29(c)	2,900	2,872,158
Massachusetts School Building Authority, RB BAB, Series B, 5.72%, 08/15/39	1,060	1,101,571
		13,949,776
Michigan — 0.0%
Michigan Finance Authority, RB
3.08%, 12/01/34	2,110	1,928,621
3.38%, 12/01/40	845	717,322
Michigan State University, RB, 4.17%, 08/15/22	4,035	2,840,700
Michigan Strategic Fund, RB, 3.23%, 09/01/47(c)	460	345,859
University of Michigan, RB
2.56%, 04/01/50	3,000	1,833,822
Class A, 3.50%, 04/01/52	614	436,408
Class B, 3.50%, 04/01/52	475	341,622
Class C, 3.60%, 04/01/47(c)	1,800	1,475,992
Class A, 4.45%, 04/01/22	5,580	4,273,590
Series B, 2.44%, 04/01/40	2,862	2,125,929
		16,319,865
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	1,924	1,509,577
Mississippi — 0.0%
State of Mississippi, GO BAB, Series F, 5.25%, 11/01/34	1,000	1,016,134
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, Class A, 3.65%, 08/15/57	4,730	3,365,700
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The), RB, Series A, Class A, 3.04%, 10/01/49	2,000	1,416,528
Nevada — 0.0%
County of Clark Department of Aviation, RB BAB, Series C, 6.82%, 07/01/45	850	928,409
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, Class A, 7.43%, 02/15/29 (NPFGC)	4,351	4,550,791
New Jersey Transportation Trust Fund Authority, RB BAB, Series B, 6.56%, 12/15/40	2,650	2,884,250

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority, RB BAB
Series A, 7.10%, 01/01/41(c)	$6,292	$7,191,938
Series F, 7.41%, 01/01/40	6,979	8,184,942
Rutgers The State University of New Jersey, RB
3.27%, 05/01/43	1,000	797,064
Series P, 3.92%, 05/01/19(c)	1,475	961,741
Rutgers The State University of New Jersey, RB BAB, Class H, 5.67%, 05/01/40	900	912,817
		25,483,543
New York — 0.1%
City of New York NY, GO
5.37%, 10/01/51(c)	1,750	1,654,598
5.56%, 10/01/45	1,035	1,011,758
5.65%, 02/01/46	1,285	1,275,079
5.80%, 02/01/52	4,365	4,349,443
City of New York, GO
4.61%, 09/01/37	1,000	979,014
5.11%, 10/01/54(c)	3,775	3,419,032
5.26%, 10/01/44	4,200	4,018,575
5.26%, 10/01/52	500	463,289
5.83%, 10/01/53(c)	5,500	5,553,264
5.94%, 02/01/55	130	131,600
6.29%, 02/01/45	300	309,547
6.39%, 02/01/55	1,015	1,055,487
City of New York, GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,007,902
Series F1, 6.27%, 12/01/37	2,755	2,900,572
Empire State Development Corp., RB BAB, 5.77%, 03/15/39	4,025	4,123,634
Metropolitan Transportation Authority Dedicated Tax Fund, RB BAB, 7.34%, 11/15/39	3,870	4,481,772
Metropolitan Transportation Authority, RB BAB, Series 2010-A, 6.67%, 11/15/39	50	53,795
New York City Municipal Water Finance Authority, RB
5.88%, 06/15/44(c)	3,200	3,210,264
5.95%, 06/15/42(c)	3,000	3,064,490
New York City Municipal Water Finance Authority, RB BAB
5.44%, 06/15/43	1,385	1,327,702
5.72%, 06/15/42	3,145	3,133,030
6.01%, 06/15/42	1,860	1,912,887
New York State Dormitory Authority, RB
5.23%, 07/01/35	4,250	4,355,284
5.83%, 07/01/55	2,500	2,555,399
New York State Dormitory Authority, RB BAB, Series F, 5.63%, 03/15/39	2,495	2,545,270
Port Authority of New York & New Jersey, RB
3.14%, 02/15/51	1,145	816,809
3.29%, 08/01/69	1,300	806,313
4.03%, 09/01/48(c)	1,440	1,166,292
4.23%, 10/15/57	865	688,142
5.07%, 07/15/53(c)	2,820	2,616,838
Series 164, 5.65%, 11/01/40(c)	6,255	6,535,247
Series 165, 5.65%, 11/01/40	1,795	1,875,060
Series 168, 4.93%, 10/01/51(c)	4,165	3,782,362
Series 174, 4.46%, 10/01/62(c)	6,585	5,414,691
Series 181, 4.96%, 08/01/46	2,000	1,870,850
Series 182, 5.31%, 08/01/46	1,000	966,705
Security	Par (000)	Value
New York (continued)
Series 192, 4.81%, 10/15/65(c)	$4,235	$3,695,004
Series 225, 3.18%, 07/15/60	675	422,173
United Nations Development Corp., RB, 6.54%, 08/01/55	765	801,051
		92,350,224
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The), RB, 3.20%, 01/15/51	1,100	734,909
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	6,075	7,524,171
JobsOhio Beverage System, RB
2.83%, 01/01/38 (ETM)	1,915	1,601,663
4.53%, 01/01/35	2,190	2,173,391
Ohio State University (The), RB, Series A, 4.80%, 06/01/11	350	284,147
Ohio Turnpike & Infrastructure Commission, RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,269,068
		12,852,440
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB
4.38%, 11/01/45	3,690	3,476,625
4.62%, 06/01/44	1,655	1,579,752
4.71%, 05/01/52(c)	3,280	2,980,953
5.09%, 02/01/52(c)	3,680	3,474,621
		11,511,951
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, 5.68%, 06/30/28 (NPFGC)	748	759,123
Oregon State University, RB, 3.42%, 03/01/60 (BAM)	1,100	740,084
State of Oregon, GO, 5.89%, 06/01/27	4,426	4,474,928
		5,974,135
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB
Class A, 2.99%, 06/01/42	1,130	843,578
Class A, 3.86%, 06/01/38(c)	4,200	3,832,643
Series A, 4.14%, 06/01/38	50	46,462
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	2,665	2,665,369
Pennsylvania State University.(The), RB
2.79%, 09/01/43	1,750	1,326,932
2.84%, 09/01/50	975	636,226
Pennsylvania Turnpike Commission, RB BAB, Series B, Class B, 5.51%, 12/01/45	1,000	981,914
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/19(c)	2,000	1,213,141
		11,546,265
South Carolina — 0.0%
South Carolina Public Service Authority, RB BAB, Series C, 6.45%, 01/01/50	1,000	1,072,013
Texas — 0.1%
Board of Regents of the University of Texas System, RB, Series B, Class B, 2.44%, 08/15/49	765	460,268

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Board of Regents of the University of Texas System, RB BAB, Series C, 4.79%, 08/15/46(c)	$2,400	$2,234,818
City of San Antonio Electric & Gas Systems Revenue, RB
5.47%, 02/01/45	5,415	5,418,299
5.57%, 02/01/50(c)	1,185	1,178,367
City of San Antonio Electric & Gas Systems Revenue, RB BAB, 5.81%, 02/01/41(c)	1,875	1,952,885
Dallas Area Rapid Transit, RB, Class A, 2.61%, 12/01/48	2,895	1,940,763
Dallas Area Rapid Transit, RB BAB
5.02%, 12/01/48(c)	3,250	2,997,858
Series B, 6.00%, 12/01/44	400	405,434
Dallas Convention Center Hotel Development Corp., RB BAB, 7.09%, 01/01/42	685	752,109
Dallas County Hospital District, GOL BAB, Series C, Class C, 5.62%, 08/15/44	1,250	1,212,130
Dallas Fort Worth International Airport, RB
2.84%, 11/01/46(c)	1,720	1,236,621
Class A, 2.99%, 11/01/38(c)	1,200	1,032,753
Class A, 4.09%, 11/01/51(c)	1,245	1,007,509
Class A, 4.51%, 11/01/51	4,505	3,853,171
Series A, Class A, 3.14%, 11/01/45	1,405	1,053,139
Series C, Class C, 2.92%, 11/01/50(c)	2,670	1,838,683
Series C, Class C, 3.09%, 11/01/40	340	272,302
Dallas Independent School District, GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	400,830
Grand Parkway Transportation Corp., RB, 3.24%, 10/01/52	4,805	3,300,296
North Texas Tollway Authority, RB BAB, Series B, Class B, 6.72%, 01/01/49	4,120	4,477,527
Permanent University Fund - Texas A&M University System, RB, Series B, Class B, 3.66%, 07/01/47	2,000	1,620,502
Permanent University Fund - University of Texas System, RB, Series A, 3.38%, 07/01/47	2,125	1,590,134
State of Texas, GO BAB
5.52%, 04/01/39	4,968	5,029,414
Series A, Class A, 4.68%, 04/01/40	2,550	2,464,664
Texas Department of Transportation State Highway Fund, RB, First Class, 5.18%, 04/01/30	5,115	5,187,612
Texas Natural Gas Securitization Finance Corp., RB
5.10%, 04/01/35(c)	6,717	6,888,870
5.17%, 04/01/41	6,200	6,233,573
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, Class B, 3.92%, 12/31/49	3,350	2,625,203
Texas Transportation Commission, GO, 2.47%, 10/01/44	2,505	1,744,384
		70,410,118
Virginia — 0.0%
University of Virginia, RB
2.26%, 09/01/50(c)	2,980	1,703,187
2.58%, 11/01/51(c)	2,915	1,739,527
Series A, 3.23%, 09/01/19	790	433,709
Series C, 4.18%, 09/01/17	840	598,778
Security	Par (000)	Value
Virginia (continued)
Williamsburg Economic Development Authority, RB, 4.96%, 11/01/35	$720	$721,603
		5,196,804
Washington — 0.0%
Central Puget Sound Regional Transit Authority, RB BAB, 5.49%, 11/01/39	1,200	1,208,116
Wisconsin — 0.0%
State of Wisconsin, RB, Series C, 3.15%, 05/01/27	2,580	2,560,229
Total Municipal Debt Obligations — 0.4% (Cost: $628,190,953)		559,224,215
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.3%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	20	19,391
2.50%, 02/01/28	249	245,806
2.50%, 01/01/30	3,909	3,815,039
2.50%, 03/01/31	44	42,176
2.50%, 08/01/31	1,426	1,378,943
2.50%, 10/01/31	3,331	3,211,790
2.50%, 11/01/31	20	19,534
2.50%, 12/01/31	5,333	5,135,959
2.50%, 02/01/32	6,420	6,184,254
2.50%, 08/01/32	78	74,918
2.50%, 01/01/33	5,648	5,420,348
2.50%, 02/01/33	16	15,209
2.50%, 04/01/33	732	698,885
3.00%, 11/01/26	16	15,912
3.00%, 01/01/27	9	8,478
3.00%, 02/01/27	25	24,356
3.00%, 04/01/27	26	25,718
3.00%, 05/01/27	187	186,885
3.00%, 06/01/27	204	202,838
3.00%, 07/01/27	15	15,282
3.00%, 08/01/27	28	27,178
3.00%, 09/01/27	134	133,293
3.00%, 11/01/27	47	46,711
3.00%, 12/01/27	38	37,498
3.00%, 01/01/28	6	6,110
3.00%, 11/01/28	37	36,652
3.00%, 01/01/29	40	39,228
3.00%, 03/01/29	203	200,294
3.00%, 05/01/29	6,104	6,026,558
3.00%, 05/01/30	1,537	1,509,036
3.00%, 06/01/30	703	691,887
3.00%, 07/01/30	1,969	1,930,186
3.00%, 12/01/30	4,334	4,244,154
3.00%, 02/01/31	1,525	1,490,665
3.00%, 05/01/31	3,238	3,160,092
3.00%, 06/01/31	2,319	2,261,946
3.00%, 08/01/31	19	18,461
3.00%, 12/01/31	13	12,299
3.00%, 02/01/32	42	40,722
3.00%, 07/01/32	3,819	3,713,902
3.00%, 09/01/32	5	4,821
3.00%, 02/01/33	8	7,966
3.00%, 05/01/33	975	941,335
3.00%, 06/01/42	341	312,945

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/01/42	$154	$140,937
3.00%, 01/01/43	355	325,339
3.00%, 02/01/43	9,127	8,373,536
3.00%, 12/01/44	27	24,398
3.00%, 04/01/45	215	194,372
3.00%, 08/01/45	141	127,495
3.00%, 12/01/45	11	9,970
3.00%, 01/01/46	846	765,204
3.00%, 02/01/46	94	84,712
3.00%, 07/01/46	1,534	1,380,009
3.00%, 08/01/46	32,920	29,619,492
3.00%, 09/01/46	12,953	11,756,026
3.00%, 10/01/46	24,959	22,508,277
3.00%, 11/01/46	19,199	17,274,729
3.00%, 12/01/46	44,361	39,924,537
3.00%, 01/01/47	10,350	9,312,416
3.00%, 02/01/47	22,338	20,099,205
3.00%, 03/01/47	112	101,173
3.00%, 04/01/47	288	258,974
3.00%, 05/01/47	16,808	15,175,676
3.00%, 06/01/47	18,329	16,491,897
3.00%, 08/01/47	2,327	2,093,699
3.00%, 09/01/47	514	465,057
3.00%, 10/01/47	5,772	5,193,142
3.00%, 11/01/47	9	8,258
3.00%, 01/01/48	13	11,418
3.00%, 11/01/48	831	740,283
3.00%, 03/01/49	172	153,055
3.00%, 05/01/49	202	180,549
3.00%, 06/01/49	133	118,061
3.50%, 06/01/26	2	2,095
3.50%, 03/01/32	339	333,180
3.50%, 05/01/32	984	968,054
3.50%, 09/01/32	775	761,835
3.50%, 06/01/33	74	72,758
3.50%, 07/01/33	3,259	3,191,038
3.50%, 11/01/33	10	9,372
3.50%, 06/01/34	2,932	2,855,920
3.50%, 03/01/38	2,479	2,379,144
3.50%, 06/01/38	659	632,125
3.50%, 09/01/38	433	416,843
3.50%, 02/01/42	44	41,319
3.50%, 05/01/42	4	3,959
3.50%, 09/01/42	7	6,254
3.50%, 10/01/42	5,484	5,167,718
3.50%, 11/01/42	423	398,322
3.50%, 01/01/43	8	7,167
3.50%, 04/01/43	2,963	2,790,685
3.50%, 06/01/43	564	531,512
3.50%, 07/01/43	969	912,362
3.50%, 08/01/43	3,510	3,305,111
3.50%, 10/01/43	724	682,062
3.50%, 01/01/44	9,129	8,601,422
3.50%, 02/01/44	4,630	4,359,762
3.50%, 09/01/44	3,560	3,344,923
3.50%, 10/01/44	5,334	4,978,644
3.50%, 11/01/44	78	72,940
3.50%, 12/01/45	7,378	6,844,421
3.50%, 01/01/46	146	135,315
3.50%, 03/01/46	18,880	17,569,150
3.50%, 05/01/46	2,520	2,341,363
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/46	$75	$69,467
3.50%, 07/01/46	3,386	3,144,278
3.50%, 08/01/46	2,502	2,327,676
3.50%, 09/01/46	3,784	3,514,836
3.50%, 10/01/46	803	744,760
3.50%, 11/01/46	561	519,738
3.50%, 12/01/46	2,937	2,723,239
3.50%, 01/01/47	1,507	1,398,048
3.50%, 02/01/47	3,986	3,698,898
3.50%, 03/01/47	2,520	2,338,532
3.50%, 04/01/47	5,696	5,268,903
3.50%, 05/01/47	1,155	1,069,819
3.50%, 07/01/47	4,793	4,434,017
3.50%, 08/01/47	13,779	12,837,870
3.50%, 09/01/47	18,516	17,157,317
3.50%, 12/01/47	3,086	2,854,673
3.50%, 01/01/48	13,778	12,803,802
3.50%, 02/01/48	15,325	14,164,369
3.50%, 03/01/48	6,327	5,847,349
3.50%, 04/01/48	1,411	1,311,943
3.50%, 05/01/48	7,097	6,553,553
3.50%, 04/01/49	921	852,013
3.50%, 05/01/49	2,694	2,487,233
3.50%, 06/01/49	1,353	1,252,448
4.00%, 12/01/32	825	819,224
4.00%, 05/01/33	1,107	1,098,319
4.00%, 09/01/41	1,855	1,798,414
4.00%, 02/01/42	1,737	1,684,206
4.00%, 03/01/42	381	367,622
4.00%, 06/01/42	2,358	2,285,439
4.00%, 08/01/42	1,067	1,031,303
4.00%, 07/01/44	2,679	2,584,377
4.00%, 01/01/45	701	671,833
4.00%, 02/01/45	972	939,728
4.00%, 06/01/45	1,591	1,524,223
4.00%, 08/01/45	2,728	2,614,418
4.00%, 09/01/45	4,272	4,093,992
4.00%, 01/01/46	1,022	979,351
4.00%, 02/01/46	136	129,614
4.00%, 03/01/46	276	263,239
4.00%, 05/01/46	2,545	2,425,343
4.00%, 06/01/46	50	47,931
4.00%, 07/01/46	2,204	2,112,262
4.00%, 08/01/46	76	72,962
4.00%, 10/01/46	2,051	1,965,653
4.00%, 11/01/46	5,907	5,630,078
4.00%, 02/01/47	2,523	2,404,557
4.00%, 08/01/47	188	179,349
4.00%, 10/01/47	555	528,167
4.00%, 11/01/47	1,014	966,076
4.00%, 01/01/48	4,035	3,843,287
4.00%, 02/01/48	6,056	5,775,807
4.00%, 04/01/48	103	97,200
4.00%, 06/01/48	10,913	10,428,695
4.00%, 07/01/48	10,233	9,731,932
4.00%, 08/01/48	1,336	1,270,897
4.00%, 09/01/48	2,691	2,558,616
4.00%, 10/01/48	1,453	1,383,568
4.00%, 12/01/48	6,805	6,493,131
4.00%, 01/01/49	1,182	1,124,470
4.50%, 08/01/30	446	446,923

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/01/39	$605	$601,070
4.50%, 05/01/39	780	775,221
4.50%, 10/01/39	477	474,481
4.50%, 01/01/40	153	151,598
4.50%, 02/01/41	970	962,731
4.50%, 04/01/41	32	31,711
4.50%, 05/01/41	2,528	2,510,456
4.50%, 05/01/42	2,551	2,533,229
4.50%, 01/01/45	2,011	1,985,208
4.50%, 11/01/45	157	154,644
4.50%, 12/01/45	87	86,664
4.50%, 01/01/46	3,095	3,055,270
4.50%, 03/01/46	162	159,562
4.50%, 04/01/46	382	375,688
4.50%, 05/01/46	271	266,113
4.50%, 07/01/46	64	62,743
4.50%, 08/01/46	228	224,440
4.50%, 09/01/46	1,870	1,845,402
4.50%, 05/01/47	1,529	1,498,937
4.50%, 06/01/47	827	810,910
4.50%, 11/01/47	93	91,115
4.50%, 05/01/48	5,070	4,967,902
4.50%, 06/01/48	4,135	4,058,582
4.50%, 07/01/48	2,730	2,679,672
4.50%, 09/01/48	139	136,349
4.50%, 10/01/48	5,428	5,339,881
4.50%, 11/01/48	27	26,858
4.50%, 12/01/48	4,486	4,394,454
4.50%, 01/01/49	1,150	1,127,135
4.50%, 05/01/49	10	9,622
5.00%, 04/01/33	1,489	1,503,353
5.00%, 06/01/33	181	182,436
5.00%, 12/01/33	348	350,935
5.00%, 07/01/35	747	755,210
5.00%, 01/01/36	371	375,352
5.00%, 01/01/37	44	44,021
5.00%, 02/01/37	44	44,345
5.00%, 02/01/38	229	231,693
5.00%, 03/01/38	1,803	1,825,469
5.00%, 12/01/38	209	211,529
5.00%, 03/01/40	57	57,893
5.00%, 08/01/40	277	280,443
5.00%, 09/01/40	1,127	1,141,042
5.00%, 08/01/41	332	337,331
5.00%, 09/01/47	203	203,676
5.00%, 03/01/48	221	222,074
5.00%, 04/01/48	3,223	3,241,176
5.00%, 05/01/48	987	992,676
5.00%, 07/01/48	647	650,999
5.00%, 10/01/48	539	541,897
5.00%, 11/01/48	525	529,137
5.00%, 04/01/49	345	347,182
5.00%, 06/01/49	264	265,070
5.50%, 02/01/34	503	514,788
5.50%, 05/01/35	578	594,991
5.50%, 06/01/35	320	329,325
5.50%, 05/01/36	411	423,877
5.50%, 07/01/36	714	736,785
5.50%, 03/01/38	750	775,841
5.50%, 04/01/38	124	128,192
5.50%, 01/01/39	334	343,294
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 11/01/39	$358	$369,175
6.00%, 10/01/36	340	352,119
6.00%, 02/01/37	305	319,377
6.00%, 11/01/37	1,225	1,284,561
6.00%, 09/01/38	18	18,721
6.15%, 11/01/40, (RFUCCT1Y + 1.78%)(a)	4	4,405
6.15%, 01/01/42, (RFUCCT1Y + 1.90%)(a)	3	2,742
6.22%, 12/01/38, (RFUCCT1Y + 1.75%)(a)	275	281,077
6.27%, 08/01/41, (RFUCCT1Y + 1.62%)(a)	81	83,600
6.40%, 11/01/40, (RFUCCT1Y + 1.90%)(a)	73	74,524
6.43%, 11/01/40, (RFUCCT1Y + 1.91%)(a)	100	103,131
6.48%, 11/01/41, (RFUCCT1Y + 1.90%)(a)	122	125,437
6.48%, 05/01/42, (RFUCCT1Y + 1.81%)(a)	140	145,300
6.63%, 09/01/41, (RFUCCT1Y + 1.88%)(a)	196	201,247
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	3,000	2,854,853
Class A2, 2.92%, 06/25/32	23,000	21,163,851
Series K069, Class A2, 3.19%, 09/25/27(a)	6,898	6,809,169
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,975,587
Series K072, Class A2, 3.44%, 12/25/27	17,760	17,558,755
Series K074, Class A2, 3.60%, 01/25/28	9,915	9,817,072
Series K076, Class A2, 3.90%, 04/25/28	5,000	4,969,327
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	18,947,113
Series K085, Class A2, 4.06%, 10/25/28(a)	23,000	22,897,268
Series K086, Class A2, 3.86%, 11/25/28(a)	17,500	17,338,980
Series K088, Class A2, 3.69%, 01/25/29	4,126	4,069,721
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,832,983
Series K092, Class A2, 3.30%, 04/25/29	414	403,240
Series K098, Class A2, 2.43%, 08/25/29	20,000	18,924,991
Series K100, Class A2, 2.67%, 09/25/29	27,650	26,306,247
Series K101, Class A2, 2.52%, 10/25/29	31,000	29,323,783
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,394,042
Series K108, Class A2, 1.52%, 03/25/30	3,000	2,720,492
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,923,546
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,474,571
Series K114, Class A2, 1.37%, 06/25/30	7,000	6,239,203
Series K117, Class A2, 1.41%, 08/25/30	20,000	17,792,810
Series K120, Class A2, 1.50%, 10/25/30	1,150	1,021,455
Series K124, Class A2, 1.66%, 12/25/30	3,435	3,059,002
Series K126, Class A2, 2.07%, 01/25/31	19,440	17,635,593
Series K128, Class A2, 2.02%, 03/25/31	5,500	4,968,413
Series K130, Class A2, 1.72%, 06/25/31	7,000	6,190,544
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,176,898
Series K1510, Class A3, 3.79%, 01/25/34	20,000	19,030,912
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,320,133
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,583,737
Series K-1514, Class A2, 2.86%, 10/25/34	13,000	11,422,427
Series K-1520, Class A2, 2.44%, 02/25/36	7,564	6,232,280
Series K-1521, Class A2, 2.18%, 08/25/36	2,125	1,690,231
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,949,275
Series K739, Class A2, 1.34%, 09/25/27	24,862	24,121,717
Federal National Mortgage Association
3.00%, 02/01/47	6,552	5,975,791
3.00%, 03/01/47	5,724	5,094,705
3.50%, 11/01/51	4,563	4,247,073
4.00%, 02/01/47	7,036	6,789,606
4.00%, 01/01/57	5,261	4,955,498
4.00%, 02/01/57	5,777	5,441,574

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.84%, 04/01/44, (RFUCCT1Y + 1.59%)(a)	$124	$126,472
5.96%, 02/01/42, (RFUCCT1Y + 1.81%)(a)	54	55,636
6.47%, 08/01/41, (RFUCCT1Y + 1.75%)(a)	82	84,322
6.53%, 10/01/41, (RFUCCT1Y + 1.82%)(a)	249	256,626
Series 2017-M4, Class A2, 2.63%, 12/25/26(a)	16,034	15,874,344
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	6,328	6,265,344
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	2,752	2,711,324
Series 2018-M12, Class A2, 3.78%, 08/25/30(a)	11,055	10,806,134
Series 2018-M13, Class A2, 3.88%, 09/25/30(a)	6,900	6,765,522
Series 2018-M2, Class A2, 3.03%, 01/25/28(a)	7,132	7,005,565
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	4,241	4,187,293
Series 2019-M22, Class A2, 2.52%, 08/25/29	19,841	18,862,891
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,129	12,827,688
Series 2019-M9, Class A2, 2.94%, 06/25/29	2,818	2,728,300
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	17,050	15,027,331
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	18,139,366
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	25,840,175
Government National Mortgage Association
1.50%, 10/20/51	3,641	2,853,998
2.00%, 07/20/50	4,269	3,523,440
2.00%, 08/20/50	61,629	50,863,006
2.00%, 09/20/50	9,587	7,911,696
2.00%, 10/20/50	42,050	34,697,627
2.00%, 11/20/50	34,275	28,279,323
2.00%, 12/20/50	61,985	51,137,706
2.00%, 01/20/51	25,548	21,050,902
2.00%, 02/20/51	180,971	149,123,621
2.00%, 05/20/51	2,490	2,051,653
2.00%, 06/20/51	5,662	4,665,896
2.00%, 08/20/51	101,269	83,447,495
2.00%, 10/20/51	71,685	59,069,349
2.00%, 11/20/51	56,174	46,288,054
2.00%, 12/20/51	186,086	153,338,304
2.00%, 01/20/52	108,033	89,020,958
2.00%, 02/20/52	99,898	82,315,148
2.00%, 03/20/52	160,845	132,535,162
2.00%, 04/20/52	37,966	31,283,882
2.00%, 06/20/52	30,150	24,843,516
2.00%, 05/20/56(i)	1,243	1,022,429
2.50%, 02/15/28	13	12,960
2.50%, 10/20/31	35	33,870
2.50%, 05/20/45	2,359	2,052,544
2.50%, 11/20/46	327	284,198
2.50%, 12/20/46	10,245	8,917,561
2.50%, 01/20/47	4,759	4,142,170
2.50%, 06/20/50	12,403	10,639,035
2.50%, 08/20/50	13,915	11,881,930
2.50%, 09/20/50	31,124	26,576,093
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 01/20/51	$64,695	$55,477,303
2.50%, 02/20/51	108,654	93,107,980
2.50%, 04/20/51	3,427	2,936,936
2.50%, 05/20/51	224,241	192,157,460
2.50%, 06/20/51	6,855	5,874,577
2.50%, 07/20/51	191,471	164,075,689
2.50%, 08/20/51	181,898	155,872,493
2.50%, 09/20/51	3,702	3,172,698
2.50%, 10/20/51	3,363	2,882,042
2.50%, 11/20/51	27,555	23,612,344
2.50%, 12/20/51	78,329	67,121,532
2.50%, 01/20/52	35,533	30,448,982
2.50%, 02/20/52	2,832	2,426,861
2.50%, 03/20/52	151,849	130,124,787
2.50%, 04/20/52	75,112	64,366,469
2.50%, 05/20/52	21,853	18,727,066
2.50%, 07/20/52	6,990	5,989,842
2.50%, 08/20/52	13,672	11,716,180
2.50%, 09/20/52	25,781	22,092,659
2.50%, 12/20/52	5,919	5,072,565
2.50%, 10/20/53	2,103	1,802,349
2.50%, 03/20/54	3,704	3,174,131
2.50%, 05/20/56(i)	12,798	10,960,055
3.00%, 08/20/42	3,617	3,316,024
3.00%, 09/15/42	8	7,224
3.00%, 10/15/42	21	18,819
3.00%, 03/15/43	121	110,494
3.00%, 06/15/43	21	18,863
3.00%, 07/15/43	52	47,922
3.00%, 09/20/43	4,194	3,845,063
3.00%, 11/15/43	397	363,948
3.00%, 01/15/44	3,722	3,413,725
3.00%, 08/20/44	10,687	9,797,178
3.00%, 10/15/44	87	83,665
3.00%, 03/20/45	3,489	3,154,126
3.00%, 05/20/45	14,387	13,007,508
3.00%, 06/20/45	4,728	4,274,998
3.00%, 07/20/45	9,526	8,612,625
3.00%, 10/20/45	3,251	2,939,565
3.00%, 11/20/45	2,089	1,888,975
3.00%, 12/20/45	3,810	3,445,017
3.00%, 02/20/46	11,378	10,286,712
3.00%, 04/20/46	5,188	4,680,428
3.00%, 05/20/46	8,573	7,735,079
3.00%, 06/20/46	10,189	9,192,304
3.00%, 07/20/46	14,328	12,926,839
3.00%, 08/20/46	25,304	22,829,267
3.00%, 09/20/46	18,859	17,015,001
3.00%, 11/20/46	5,123	4,621,640
3.00%, 12/15/46	6,590	5,920,313
3.00%, 12/20/46	29,585	26,692,031
3.00%, 01/20/47	1,558	1,405,838
3.00%, 02/15/47	9,333	8,422,143
3.00%, 02/20/47	9,515	8,584,906
3.00%, 03/20/47	8,697	7,846,322
3.00%, 04/20/47	191	171,779
3.00%, 06/20/47	4,174	3,764,460
3.00%, 09/20/47	247	222,118
3.00%, 10/20/47	5,058	4,556,179
3.00%, 11/20/47	92	82,902
3.00%, 12/20/47	2,202	1,983,919

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/20/48	$4,034	$3,613,935
3.00%, 03/20/48	14	12,403
3.00%, 03/20/49	8,613	7,770,386
3.00%, 07/20/49	6,884	6,173,816
3.00%, 09/20/49	21,114	18,907,949
3.00%, 10/15/49	7,385	6,573,118
3.00%, 10/20/49	11,222	10,045,834
3.00%, 11/20/49	125	112,025
3.00%, 12/20/49	66,721	59,589,678
3.00%, 01/20/50	35,532	31,721,566
3.00%, 02/20/50	44,323	39,619,257
3.00%, 07/20/50	22,991	20,547,599
3.00%, 02/20/51	1,408	1,256,271
3.00%, 03/20/51	8,418	7,511,109
3.00%, 06/20/51	1,350	1,203,215
3.00%, 08/20/51	58,968	52,554,659
3.00%, 09/20/51	19,243	17,148,358
3.00%, 10/20/51	22,163	19,749,122
3.00%, 11/20/51	40,169	35,791,086
3.00%, 12/20/51	45,364	40,415,713
3.00%, 02/20/52	42,804	38,128,780
3.00%, 03/20/52	35,530	31,547,084
3.00%, 04/20/52	30,648	27,214,785
3.00%, 05/20/52	42,934	38,229,146
3.00%, 06/20/52	45,330	40,362,883
3.00%, 07/20/52	30,911	27,524,356
3.00%, 08/20/52	10,338	9,205,628
3.00%, 09/20/52	13,934	12,407,348
3.00%, 11/20/52	2,003	1,784,541
3.00%, 05/20/56(i)	10,107	8,999,766
3.50%, 11/20/40	45	42,872
3.50%, 12/20/40	32	30,531
3.50%, 05/20/41	62	59,076
3.50%, 09/15/41	111	103,992
3.50%, 10/15/41	163	153,324
3.50%, 12/15/41	1,033	969,733
3.50%, 04/15/42	73	68,786
3.50%, 08/20/42	6,464	6,063,026
3.50%, 09/15/42	230	215,752
3.50%, 09/20/42	7,659	7,183,924
3.50%, 10/15/42	190	179,157
3.50%, 10/20/42	20,587	19,311,233
3.50%, 11/15/42	321	300,828
3.50%, 11/20/42	17,922	16,811,335
3.50%, 12/15/42	477	446,939
3.50%, 12/20/42	6,354	5,959,834
3.50%, 02/15/43	309	289,536
3.50%, 02/20/43	118	109,837
3.50%, 03/15/43	296	276,449
3.50%, 03/20/43	541	505,711
3.50%, 04/15/43	16	14,497
3.50%, 04/20/43	145	135,386
3.50%, 05/15/43	575	537,825
3.50%, 06/15/43	7,996	7,497,065
3.50%, 08/20/43	100	93,245
3.50%, 09/20/43	49	45,726
3.50%, 10/20/43	134	124,814
3.50%, 01/15/44	92	86,446
3.50%, 01/20/44	4,117	3,841,601
3.50%, 02/20/44	1,334	1,244,960
3.50%, 03/20/44	796	742,961
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/20/44	$22	$20,899
3.50%, 08/15/44	19	17,873
3.50%, 08/20/44	4,350	4,052,868
3.50%, 09/15/44	55	50,945
3.50%, 09/20/44	7,856	7,318,797
3.50%, 10/15/44	133	123,425
3.50%, 10/20/44	1,202	1,119,764
3.50%, 11/20/44	11	10,688
3.50%, 12/20/44	732	682,021
3.50%, 01/15/45	48	44,529
3.50%, 01/20/45	102	94,716
3.50%, 03/15/45	66	61,000
3.50%, 04/20/45	7,569	6,997,817
3.50%, 05/20/45	2,939	2,697,619
3.50%, 06/15/45	31	28,547
3.50%, 06/20/45	4,272	3,949,810
3.50%, 07/20/45	112	103,300
3.50%, 08/20/45	343	316,064
3.50%, 09/20/45	11,082	10,245,339
3.50%, 10/20/45	1,083	1,001,530
3.50%, 11/20/45	7,933	7,334,779
3.50%, 12/20/45	4,402	4,069,954
3.50%, 03/20/46	16,178	14,939,389
3.50%, 04/20/46	7,152	6,604,153
3.50%, 06/20/46	31,545	29,187,571
3.50%, 07/20/46	194	179,550
3.50%, 08/15/46	42	38,815
3.50%, 11/20/46	323	298,398
3.50%, 12/20/46	9,239	8,531,413
3.50%, 01/15/47	33	30,060
3.50%, 01/20/47	2,180	2,013,095
3.50%, 02/20/47	37,079	34,241,386
3.50%, 03/20/47	13,819	12,748,033
3.50%, 04/20/47	12,156	11,213,340
3.50%, 06/20/47	2,708	2,498,614
3.50%, 07/20/47	341	314,777
3.50%, 08/20/47	17,810	16,434,030
3.50%, 09/15/47	40	36,539
3.50%, 09/20/47	25,847	23,871,910
3.50%, 10/20/47	11,122	10,216,269
3.50%, 11/15/47	16	14,318
3.50%, 11/20/47	15,446	14,249,166
3.50%, 12/15/47	5	4,638
3.50%, 12/20/47	8,221	7,456,695
3.50%, 01/20/48	7,480	6,900,518
3.50%, 02/20/48	2,530	2,333,203
3.50%, 04/20/48	24,701	22,756,519
3.50%, 05/15/48	211	193,980
3.50%, 05/20/48	17,173	15,842,108
3.50%, 08/20/48	3,209	2,954,551
3.50%, 09/20/48	1,523	1,405,255
3.50%, 11/20/48	2,600	2,393,923
3.50%, 01/20/49	4,247	3,918,244
3.50%, 06/20/49	524	481,036
3.50%, 09/20/49	4,230	3,886,241
3.50%, 10/20/49	5,383	4,945,705
3.50%, 12/20/49	10,573	9,713,020
3.50%, 01/20/50	21,414	19,673,185
3.50%, 03/20/50	5,963	5,477,784
3.50%, 08/20/50	4,821	4,426,591
3.50%, 01/20/51	34,416	31,597,447

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/20/51	$2,004	$1,833,501
3.50%, 01/20/52	7,847	7,179,986
3.50%, 02/20/52	14,620	13,377,114
3.50%, 04/20/52	1,446	1,320,879
3.50%, 05/20/52	27,464	25,085,503
3.50%, 07/20/52	36,273	33,129,110
3.50%, 08/20/52	6,713	6,131,963
3.50%, 10/20/52	11,973	10,932,324
3.50%, 12/20/52	8,752	7,993,699
3.50%, 01/20/53	31,546	28,808,988
3.50%, 05/20/53	20,470	18,805,821
3.50%, 06/20/53	19,048	17,488,279
3.50%, 07/20/53	36,792	33,778,405
3.50%, 05/20/56(i)	70,926	64,102,457
4.00%, 06/15/39	4	4,038
4.00%, 09/20/40	1,625	1,564,767
4.00%, 01/15/41	1	602
4.00%, 01/20/41	533	512,971
4.00%, 02/15/41	1,346	1,301,575
4.00%, 05/20/41	10	9,808
4.00%, 07/15/41	640	618,141
4.00%, 09/15/41	15	14,245
4.00%, 09/20/41	711	684,797
4.00%, 10/15/41	263	254,236
4.00%, 11/15/41	144	138,617
4.00%, 12/15/41	591	571,008
4.00%, 12/20/41	2,404	2,315,340
4.00%, 01/15/42	59	56,715
4.00%, 01/20/42	1,047	1,008,732
4.00%, 02/15/42	246	237,748
4.00%, 03/15/42	1,273	1,226,591
4.00%, 04/15/42	415	400,183
4.00%, 09/20/42	526	506,912
4.00%, 08/15/43	9	8,847
4.00%, 10/20/43	2,587	2,490,950
4.00%, 03/15/44	67	64,400
4.00%, 04/15/44	27	26,234
4.00%, 06/15/44	98	93,300
4.00%, 08/15/44	8	7,981
4.00%, 08/20/44	185	176,486
4.00%, 09/15/44	2	1,705
4.00%, 10/15/44	9	8,164
4.00%, 10/20/44	3,466	3,310,095
4.00%, 12/20/44	232	221,617
4.00%, 01/20/45	5,444	5,199,222
4.00%, 08/20/45	3,070	2,930,942
4.00%, 09/20/45	3,591	3,428,954
4.00%, 10/20/45	428	408,485
4.00%, 01/20/46	1,636	1,561,759
4.00%, 03/20/46	7,962	7,601,843
4.00%, 07/20/46	1,728	1,647,954
4.00%, 08/20/46	17	16,547
4.00%, 09/20/46	392	374,113
4.00%, 11/20/46	3,793	3,619,746
4.00%, 12/15/46	3,285	3,134,415
4.00%, 04/20/47	12,966	12,361,670
4.00%, 06/20/47	5,221	4,977,183
4.00%, 07/20/47	22,654	21,597,650
4.00%, 08/20/47	1,116	1,064,345
4.00%, 11/20/47	13,735	13,093,990
4.00%, 12/20/47	34	32,080
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/20/48	$110	$105,122
4.00%, 03/15/48	32	30,172
4.00%, 03/20/48	16,010	15,262,825
4.00%, 04/20/48	8,516	8,099,158
4.00%, 05/15/48	1,365	1,295,926
4.00%, 05/20/48	9,158	8,711,851
4.00%, 08/20/48	14,302	13,602,390
4.00%, 09/20/48	7,365	7,011,159
4.00%, 10/20/48	436	414,411
4.00%, 11/20/48	12,245	11,648,901
4.00%, 02/20/49	5,348	5,088,499
4.00%, 03/20/49	216	205,882
4.00%, 05/20/49	925	878,744
4.00%, 06/15/49	534	505,985
4.00%, 06/20/49	1,340	1,270,851
4.00%, 09/15/49	1,529	1,454,570
4.00%, 01/20/50	53,173	50,494,513
4.00%, 02/20/50	21,291	20,257,607
4.00%, 07/20/50	3,898	3,701,542
4.00%, 07/20/52	7,136	6,729,446
4.00%, 09/20/52	66,405	62,620,554
4.00%, 10/20/52	32,410	30,562,913
4.00%, 12/20/52	14,070	13,267,980
4.00%, 03/20/53	7,957	7,503,613
4.00%, 10/20/53	6,026	5,681,900
4.00%, 05/20/56(i)	132,911	123,994,101
4.50%, 04/15/39	222	220,736
4.50%, 08/15/39	1,082	1,073,174
4.50%, 11/20/39	553	548,781
4.50%, 01/20/40	150	149,003
4.50%, 06/15/40	1,050	1,041,328
4.50%, 07/15/40	519	514,506
4.50%, 08/15/40	743	736,355
4.50%, 08/20/40	919	911,093
4.50%, 09/15/40	886	878,026
4.50%, 10/20/40	2,250	2,231,668
4.50%, 06/20/41	2,004	1,987,338
4.50%, 07/20/41	10,317	10,230,911
4.50%, 09/20/41	1,374	1,362,623
4.50%, 12/20/41	276	273,758
4.50%, 11/20/45	2,363	2,336,447
4.50%, 02/15/46	3	2,839
4.50%, 08/20/46	2,871	2,840,869
4.50%, 09/20/46	441	436,979
4.50%, 10/20/46	2,126	2,103,870
4.50%, 11/20/46	830	821,769
4.50%, 12/20/46	338	334,910
4.50%, 02/20/47	356	351,366
4.50%, 04/20/47	399	393,347
4.50%, 05/20/47	393	387,235
4.50%, 06/20/47	915	902,087
4.50%, 07/20/47	2,067	2,037,109
4.50%, 10/20/47	637	626,017
4.50%, 04/20/48	1,523	1,495,442
4.50%, 05/20/48	3,889	3,819,767
4.50%, 06/20/48	4,292	4,209,725
4.50%, 07/20/48	5,504	5,398,400
4.50%, 08/20/48	8,860	8,690,224
4.50%, 09/20/48	448	439,027
4.50%, 10/20/48	460	450,762
4.50%, 11/20/48	128	125,633

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 12/20/48	$4,757	$4,643,247
4.50%, 01/20/49	135	132,204
4.50%, 02/20/49	1,365	1,339,185
4.50%, 03/20/49	1,902	1,865,596
4.50%, 05/20/49	459	450,658
4.50%, 06/20/49	6,025	5,909,028
4.50%, 07/20/49	4,454	4,368,911
4.50%, 08/20/49	1,764	1,729,805
4.50%, 07/20/52	3,684	3,584,207
4.50%, 08/20/52	81,241	79,144,520
4.50%, 09/20/52	13,462	13,094,050
4.50%, 12/20/52	9,551	9,293,175
4.50%, 04/20/53	62,031	60,306,163
4.50%, 05/20/53	31,930	31,055,412
4.50%, 06/20/53	52,485	50,949,903
4.50%, 04/20/54	28,885	27,932,463
4.50%, 10/20/54	89,821	86,762,523
4.50%, 11/20/54	50,186	48,508,415
4.50%, 05/20/56(i)	139,886	134,880,704
5.00%, 12/15/36	261	263,920
5.00%, 01/15/39	876	888,136
5.00%, 07/15/39	1,528	1,549,284
5.00%, 05/15/40	579	587,569
5.00%, 07/20/40	3,074	3,118,489
5.00%, 08/20/40	1,174	1,191,405
5.00%, 05/15/47	920	930,180
5.00%, 06/15/47	99	99,986
5.00%, 11/15/47	336	339,113
5.00%, 12/15/47	243	245,898
5.00%, 01/15/48	316	320,164
5.00%, 02/15/48	459	463,428
5.00%, 03/20/48	830	841,966
5.00%, 04/20/48	2,830	2,870,911
5.00%, 05/20/48	3,049	3,074,317
5.00%, 10/20/48	62	62,432
5.00%, 11/20/48	1,093	1,100,972
5.00%, 12/20/48	2,050	2,068,778
5.00%, 01/20/49	3,433	3,463,557
5.00%, 04/20/49	8,052	8,124,268
5.00%, 05/20/49	925	932,394
5.00%, 06/20/49	7,027	7,080,945
5.00%, 07/20/52	3,715	3,706,849
5.00%, 09/20/52	4,692	4,686,284
5.00%, 11/20/52	17,110	17,103,266
5.00%, 12/20/52	32,541	32,495,140
5.00%, 01/20/53	38,391	38,331,431
5.00%, 02/20/53	6,022	6,011,592
5.00%, 04/20/53	24,939	24,890,972
5.00%, 05/20/53	64,209	64,098,454
5.00%, 06/20/53	6,947	6,923,842
5.00%, 07/20/53	74,001	73,830,636
5.00%, 08/20/53	8,039	8,018,418
5.00%, 11/20/53	17,301	17,235,168
5.00%, 05/20/54	504	501,520
5.00%, 06/20/54	35,541	35,371,278
5.00%, 09/20/54	28,281	28,104,673
5.00%, 10/20/54	46,559	46,297,116
5.00%, 11/20/54	147,405	146,480,783
5.00%, 12/20/54	174,192	173,109,602
5.00%, 06/20/55	1,166	1,157,401
5.00%, 08/20/55	1,726	1,713,181
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 02/20/56	$17,276	$17,146,840
5.00%, 05/20/56(i)	170,680	169,185,033
5.50%, 03/15/36	412	422,926
5.50%, 06/20/38	483	499,527
5.50%, 03/20/39	723	748,555
5.50%, 12/15/39	170	175,883
5.50%, 01/15/40	1,740	1,798,412
5.50%, 04/20/48	170	174,853
5.50%, 12/20/52	53,523	54,416,492
5.50%, 01/20/53	16,430	16,701,951
5.50%, 02/20/53	12,763	12,974,286
5.50%, 03/20/53	27,656	28,085,247
5.50%, 04/20/53	82,502	83,862,781
5.50%, 05/20/53	7,762	7,889,049
5.50%, 06/20/53	27,156	27,595,250
5.50%, 07/20/53	38,589	39,277,281
5.50%, 09/20/53	127,856	129,741,895
5.50%, 10/20/53	34,646	35,152,335
5.50%, 04/20/54	26,668	26,986,871
5.50%, 05/20/54	1,489	1,506,322
5.50%, 07/20/54	5,740	5,806,419
5.50%, 08/20/54	68,381	69,264,415
5.50%, 09/20/54	3,074	3,105,698
5.50%, 10/20/54	54,029	54,586,116
5.50%, 11/20/54	54,674	55,232,696
5.50%, 12/20/54	6,190	6,252,595
5.50%, 01/20/55	40,784	41,192,819
5.50%, 02/20/55	38,062	38,415,291
5.50%, 06/20/55	4,772	4,809,147
5.50%, 08/20/55	1,903	1,916,189
5.50%, 11/20/55	10,711	10,801,875
5.50%, 01/20/56	18,654	18,818,349
5.50%, 02/20/56	24,431	24,648,852
5.50%, 05/20/56(i)	188,049	189,370,464
6.00%, 03/15/37	1,275	1,331,978
6.00%, 09/20/38	554	585,896
6.00%, 11/15/39	234	245,660
6.00%, 02/20/53	6,475	6,675,316
6.00%, 09/20/53	16,247	16,636,596
6.00%, 10/20/53	25,049	25,648,802
6.00%, 02/20/54	3,428	3,509,976
6.00%, 06/20/54	31,590	32,318,122
6.00%, 07/20/54	51,349	52,532,445
6.00%, 08/20/54	156,935	160,553,334
6.00%, 09/20/54	91,403	93,510,345
6.00%, 07/20/55	63	64,271
6.00%, 09/20/55	46,023	46,933,391
6.00%, 01/20/56	1,046	1,069,497
6.00%, 02/20/56	7,527	7,703,262
6.00%, 05/20/56(i)	31,283	31,891,697
6.50%, 10/20/38	803	861,499
6.50%, 03/20/53	8,592	9,019,324
6.50%, 05/20/53	7,230	7,582,125
6.50%, 05/15/54(i)	129,469	135,231,880
6.50%, 06/20/54	55,575	58,054,209
6.50%, 07/20/54	133,093	139,030,447
6.50%, 08/20/55	6,749	7,037,666
6.50%, 12/20/55	34,510	35,991,536
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	12,928	11,601,847
1.50%, 04/01/36	231	207,125

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 07/01/36	$2,365	$2,121,078
1.50%, 10/01/36	9,588	8,597,174
1.50%, 01/01/37	4,032	3,612,962
1.50%, 02/01/37	116,139	104,064,978
1.50%, 03/01/37	119,150	106,750,083
1.50%, 04/01/37	18,404	16,489,081
1.50%, 05/01/37	5,113	4,580,710
1.50%, 08/01/37	15,401	13,804,053
1.50%, 11/01/37	39,878	35,727,672
1.50%, 05/18/41(i)	123,138	110,435,748
1.50%, 11/01/50	76,465	58,857,849
1.50%, 01/01/51	21,424	16,489,058
1.50%, 04/01/51	7,747	5,959,921
1.50%, 05/01/51	86,489	66,532,175
1.50%, 07/01/51	119,561	91,970,622
1.50%, 11/01/51	78,159	59,968,133
1.50%, 04/01/52	8,014	6,163,848
1.50%, 05/13/56(i)	64,650	49,500,874
2.00%, 10/01/35	20,582	19,012,291
2.00%, 11/01/35	9,266	8,570,447
2.00%, 12/01/35	47,293	43,585,304
2.00%, 01/01/36	3,403	3,133,085
2.00%, 02/01/36	235,862	217,569,894
2.00%, 03/01/36	61,818	56,909,124
2.00%, 04/01/36	321	295,989
2.00%, 05/01/36	53,360	49,125,556
2.00%, 06/01/36	30,003	27,571,018
2.00%, 07/01/36	11,638	10,686,265
2.00%, 08/01/36	18,029	16,595,944
2.00%, 09/01/36	20,218	18,559,225
2.00%, 10/01/36	25,852	23,735,392
2.00%, 11/01/36	35,343	32,492,328
2.00%, 12/01/36	62,071	57,042,654
2.00%, 01/01/37	98,439	90,500,588
2.00%, 02/01/37	54,079	49,648,601
2.00%, 03/01/37	25,143	23,063,342
2.00%, 04/01/37	111,133	101,878,528
2.00%, 05/01/37	46,543	42,656,517
2.00%, 06/01/37	98,278	90,167,519
2.00%, 08/01/37	13,836	12,697,643
2.00%, 10/01/37	7,189	6,588,856
2.00%, 05/18/41(i)	177,339	162,592,261
2.00%, 05/01/50	25,768	20,916,656
2.00%, 06/01/50	57,429	46,596,461
2.00%, 07/01/50	49,945	40,507,426
2.00%, 09/01/50	54,372	44,190,063
2.00%, 10/01/50	133,277	108,156,219
2.00%, 11/01/50	2,134	1,727,040
2.00%, 12/01/50	194,084	158,400,365
2.00%, 01/01/51	82,068	67,152,531
2.00%, 02/01/51	388,419	313,787,986
2.00%, 03/01/51	409,720	331,831,986
2.00%, 04/01/51	486,587	394,170,890
2.00%, 05/01/51	103,663	84,160,790
2.00%, 06/01/51	241,583	195,860,378
2.00%, 07/01/51	299,518	242,382,613
2.00%, 08/01/51	140,103	112,777,110
2.00%, 09/01/51	46,701	37,647,104
2.00%, 10/01/51	582,945	470,967,839
2.00%, 11/01/51	454,248	366,910,594
2.00%, 12/01/51	387,960	312,984,423
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 01/01/52	$216,865	$174,761,496
2.00%, 02/01/52	516,453	415,706,158
2.00%, 03/01/52	425,749	342,508,627
2.00%, 04/01/52	74,096	59,652,439
2.00%, 05/01/52	59,212	47,712,962
2.00%, 06/01/52	68,289	54,992,098
2.00%, 07/01/52	8,624	6,946,429
2.00%, 08/01/52	7,248	5,834,609
2.00%, 10/01/52	147,792	119,032,031
2.00%, 07/01/53	17,315	13,976,522
2.00%, 12/01/53	21,219	17,079,942
2.00%, 05/13/56(i)	85,106	68,075,663
2.50%, 05/01/27	128	127,014
2.50%, 10/01/27	191	188,470
2.50%, 01/01/28	31	30,328
2.50%, 03/01/28	46	44,857
2.50%, 06/01/28	8	8,241
2.50%, 09/01/28	25	24,203
2.50%, 12/01/28	12	12,240
2.50%, 09/01/29	25	24,257
2.50%, 12/01/29	369	362,826
2.50%, 02/01/30	467	454,249
2.50%, 03/01/30	1,751	1,706,003
2.50%, 04/01/30	96	93,843
2.50%, 06/01/30	269	261,564
2.50%, 07/01/30	535	520,191
2.50%, 08/01/30	1,540	1,494,764
2.50%, 09/01/30	553	536,796
2.50%, 12/01/30	1,063	1,029,661
2.50%, 01/01/31	746	724,503
2.50%, 04/01/31	411	397,484
2.50%, 05/01/31	13	12,089
2.50%, 09/01/31	2,380	2,292,797
2.50%, 10/01/31	19,367	18,709,761
2.50%, 12/01/31	4,007	3,859,710
2.50%, 01/01/32	7,831	7,541,110
2.50%, 02/01/32	9,005	8,679,028
2.50%, 03/01/32	3,818	3,670,236
2.50%, 04/01/32	21,299	20,534,444
2.50%, 05/01/32	14,282	13,767,475
2.50%, 06/01/32	378	364,751
2.50%, 07/01/32	5,564	5,370,412
2.50%, 09/01/32	2,252	2,172,645
2.50%, 10/01/32	443	424,727
2.50%, 11/01/32	318	304,322
2.50%, 12/01/32	4,462	4,272,311
2.50%, 01/01/33	10,233	9,932,991
2.50%, 03/01/33	74	70,619
2.50%, 07/01/33	74	71,007
2.50%, 08/01/34	229	219,118
2.50%, 10/01/34	55	52,785
2.50%, 11/01/34	14,511	13,693,051
2.50%, 07/01/35	8,336	7,885,542
2.50%, 09/01/35	16,429	15,519,588
2.50%, 10/01/35	51,678	48,848,362
2.50%, 03/01/36	15,309	14,455,575
2.50%, 04/01/36	974	918,470
2.50%, 05/01/36	13,816	13,030,133
2.50%, 07/01/36	30,017	28,287,456
2.50%, 08/01/36	52,321	49,289,841
2.50%, 10/01/36	924	871,507

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/37	$2,984	$2,811,326
2.50%, 03/01/37	31,935	30,043,062
2.50%, 04/01/37	59,032	55,546,507
2.50%, 05/01/37	47,846	45,010,403
2.50%, 06/01/37	23,367	21,994,293
2.50%, 05/18/41(i)	107,320	100,977,698
2.50%, 05/01/43	167	149,173
2.50%, 02/01/47	593	513,774
2.50%, 04/01/47	7,572	6,565,986
2.50%, 12/01/47	148	128,001
2.50%, 05/01/50	75,582	64,151,197
2.50%, 07/01/50	34,483	29,624,878
2.50%, 08/01/50	49,980	42,854,584
2.50%, 09/01/50	122,230	104,379,317
2.50%, 10/01/50	149,437	127,288,949
2.50%, 11/01/50	173,801	147,915,635
2.50%, 12/01/50	67,529	56,960,786
2.50%, 01/01/51	125,254	105,642,100
2.50%, 02/01/51	47,938	40,635,619
2.50%, 03/01/51	61,455	51,662,804
2.50%, 04/01/51	46,289	39,015,640
2.50%, 05/01/51	55,335	46,961,412
2.50%, 06/01/51	5,949	5,032,385
2.50%, 07/01/51	312,791	264,602,312
2.50%, 08/01/51	259,551	220,280,604
2.50%, 09/01/51	129,175	109,347,700
2.50%, 10/01/51	193,405	163,887,693
2.50%, 11/01/51	80,772	68,598,389
2.50%, 12/01/51	355,018	301,205,817
2.50%, 01/01/52	401,309	338,750,423
2.50%, 02/01/52	313,969	265,240,344
2.50%, 03/01/52	135,541	114,362,218
2.50%, 04/01/52	267,372	225,603,884
2.50%, 05/01/52	112,694	95,125,113
2.50%, 06/01/52	11,532	9,716,259
2.50%, 07/01/52	161,770	136,353,097
2.50%, 08/01/52	9,978	8,406,869
2.50%, 09/01/52	9,757	8,229,395
2.50%, 04/01/53	119,756	100,912,815
2.50%, 01/01/54	47,536	40,169,285
2.50%, 05/13/56(i)	104,327	87,342,442
3.00%, 10/01/26	4	3,681
3.00%, 01/01/27	137	136,164
3.00%, 02/01/27	0	366
3.00%, 10/01/27	437	432,098
3.00%, 11/01/27	227	224,591
3.00%, 12/01/27	14	14,103
3.00%, 03/01/29	50	49,553
3.00%, 07/01/29	73	71,816
3.00%, 09/01/29	39	38,409
3.00%, 10/01/29	11	10,537
3.00%, 01/01/30	28	27,937
3.00%, 03/01/30	8,014	7,901,078
3.00%, 04/01/30	1,446	1,418,818
3.00%, 06/01/30	182	178,957
3.00%, 07/01/30	1,165	1,141,099
3.00%, 08/01/30	4,591	4,495,306
3.00%, 09/01/30	5,762	5,643,700
3.00%, 10/01/30	2,603	2,547,713
3.00%, 11/01/30	671	656,430
3.00%, 12/01/30	1,932	1,887,871
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/31	$5,649	$5,544,723
3.00%, 02/01/31	4,145	4,059,500
3.00%, 03/01/31	2,890	2,823,413
3.00%, 04/01/31	440	429,949
3.00%, 05/01/31	132	128,613
3.00%, 06/01/31	2,642	2,577,048
3.00%, 07/01/31	824	801,572
3.00%, 09/01/31	2,503	2,441,869
3.00%, 10/01/31	534	520,567
3.00%, 12/01/31	2,779	2,736,598
3.00%, 01/01/32	4,628	4,506,403
3.00%, 02/01/32	8,247	8,039,995
3.00%, 03/01/32	1,245	1,211,796
3.00%, 04/01/32	84	81,815
3.00%, 05/01/32	1,997	1,937,410
3.00%, 06/01/32	2,723	2,657,732
3.00%, 08/01/32	1,694	1,647,015
3.00%, 09/01/32	463	450,753
3.00%, 11/01/32	2,938	2,855,155
3.00%, 12/01/32	5,697	5,532,427
3.00%, 02/01/33	3,110	3,020,230
3.00%, 05/01/33	309	297,221
3.00%, 09/01/33	153	148,158
3.00%, 10/01/33	2,875	2,779,926
3.00%, 07/01/34	2,201	2,117,116
3.00%, 08/01/34	301	288,176
3.00%, 09/01/34	3,448	3,314,856
3.00%, 11/01/34	2,435	2,338,511
3.00%, 12/01/34	8,819	8,448,907
3.00%, 03/01/35	2,306	2,213,974
3.00%, 04/01/35	14,717	14,109,618
3.00%, 06/01/35	309	296,501
3.00%, 07/01/35	1,868	1,792,811
3.00%, 09/01/35	8,014	7,810,863
3.00%, 10/01/35	6,121	5,867,867
3.00%, 12/01/35	3,587	3,467,143
3.00%, 02/01/37	4,507	4,300,532
3.00%, 04/01/37	7,796	7,429,945
3.00%, 06/01/37	1,319	1,269,660
3.00%, 07/01/37	11,881	11,352,935
3.00%, 09/01/37	3,242	3,096,119
3.00%, 07/01/38	15,492	14,764,140
3.00%, 11/01/38	51,036	48,636,980
3.00%, 08/01/42	180	164,228
3.00%, 09/01/42	60	54,814
3.00%, 10/01/42	2,583	2,366,789
3.00%, 11/01/42	2,023	1,853,589
3.00%, 12/01/42	10,685	9,789,763
3.00%, 01/01/43	4,842	4,435,875
3.00%, 02/01/43	189	173,190
3.00%, 03/01/43	7,776	7,092,198
3.00%, 04/01/43	8,237	7,513,540
3.00%, 05/01/43	3,107	2,833,929
3.00%, 06/01/43	1,507	1,375,172
3.00%, 07/01/43	1,174	1,071,660
3.00%, 08/01/43	2,110	1,925,045
3.00%, 09/01/43	4,980	4,541,502
3.00%, 01/01/44	6,892	6,285,881
3.00%, 10/01/44	21,538	19,643,121
3.00%, 12/01/44	6	5,182
3.00%, 01/01/45	2,185	1,993,346

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/45	$216	$195,895
3.00%, 03/01/45	9,266	8,450,441
3.00%, 04/01/45	74	66,746
3.00%, 05/01/45	8,903	8,059,640
3.00%, 06/01/45	46	41,998
3.00%, 08/01/45	97	87,782
3.00%, 09/01/45	715	646,336
3.00%, 11/01/45	1,609	1,454,174
3.00%, 12/01/45	166	149,823
3.00%, 01/01/46	420	380,103
3.00%, 04/01/46	2,387	2,156,775
3.00%, 06/01/46	47	42,079
3.00%, 07/01/46	59,016	53,331,713
3.00%, 08/01/46	10,137	9,118,523
3.00%, 10/01/46	3,114	2,798,675
3.00%, 11/01/46	38,867	34,998,067
3.00%, 12/01/46	88,196	79,310,401
3.00%, 01/01/47	32,482	29,239,773
3.00%, 02/01/47	53,804	48,351,000
3.00%, 03/01/47	29,317	26,345,245
3.00%, 05/01/47	1,130	1,011,916
3.00%, 07/01/47	13,470	12,104,500
3.00%, 08/01/47	4,145	3,725,179
3.00%, 12/01/47	21,222	19,049,200
3.00%, 03/01/48	3,517	3,150,310
3.00%, 04/01/48	73	64,424
3.00%, 09/01/48	328	294,722
3.00%, 11/01/48	37,550	33,679,897
3.00%, 02/01/49	17,024	15,383,949
3.00%, 09/01/49	7,663	6,834,823
3.00%, 11/01/49	12,558	11,154,113
3.00%, 12/01/49	24,274	21,538,703
3.00%, 02/01/50	6,459	5,674,560
3.00%, 03/01/50	15,815	14,034,393
3.00%, 04/01/50	13,098	11,653,610
3.00%, 06/01/50	43,571	38,644,584
3.00%, 07/01/50	43,363	38,436,265
3.00%, 08/01/50	40,045	35,743,122
3.00%, 09/01/50	8,344	7,391,749
3.00%, 10/01/50	116,759	102,893,018
3.00%, 11/01/50	15,489	13,721,604
3.00%, 12/01/50	7,201	6,376,080
3.00%, 01/01/51	22,578	20,038,222
3.00%, 03/01/51	3,413	3,019,083
3.00%, 05/01/51	54,748	48,907,808
3.00%, 06/01/51	63,918	56,602,423
3.00%, 07/01/51	36,220	32,076,910
3.00%, 08/01/51	51,243	45,123,831
3.00%, 10/01/51	7,330	6,420,717
3.00%, 11/01/51	14,850	13,100,700
3.00%, 12/01/51	36,005	31,913,740
3.00%, 01/01/52	65,430	57,671,615
3.00%, 02/01/52	78,538	69,516,215
3.00%, 03/01/52	121,320	106,938,944
3.00%, 04/01/52	159,546	140,932,580
3.00%, 05/01/52	138,030	121,454,571
3.00%, 07/01/52	199,106	174,941,520
3.00%, 08/01/52	24,280	21,470,290
3.00%, 03/01/53	14,152	12,427,009
3.00%, 10/01/53	34,959	30,684,622
3.00%, 05/13/56(i)	79,397	69,495,856
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/01/27	$26	$25,684
3.50%, 11/01/28	20	19,302
3.50%, 01/01/29	73	72,505
3.50%, 11/01/29	31	30,523
3.50%, 12/01/29	311	307,745
3.50%, 07/01/30	1,742	1,721,505
3.50%, 10/01/30	469	464,646
3.50%, 11/01/30	148	146,148
3.50%, 03/01/31	1,050	1,034,085
3.50%, 06/01/31	2,653	2,621,514
3.50%, 01/01/32	3,943	3,877,709
3.50%, 02/01/32	517	507,744
3.50%, 05/01/32	2,083	2,046,319
3.50%, 06/01/32	1,956	1,922,156
3.50%, 07/01/32	809	793,445
3.50%, 08/01/32	443	435,494
3.50%, 09/01/32	885	869,660
3.50%, 10/01/32	434	426,063
3.50%, 11/01/32	533	523,333
3.50%, 12/01/32	68	67,137
3.50%, 02/01/33	366	358,289
3.50%, 03/01/33	2,348	2,305,825
3.50%, 04/01/33	2,815	2,764,376
3.50%, 05/01/33	2,106	2,063,173
3.50%, 06/01/33	2,611	2,555,594
3.50%, 10/01/33	362	353,964
3.50%, 01/01/34	740	722,860
3.50%, 02/01/34	12,551	12,293,191
3.50%, 03/01/34	412	400,931
3.50%, 04/01/34	910	889,147
3.50%, 05/01/34	1,302	1,266,408
3.50%, 07/01/34	774	761,935
3.50%, 08/01/34	3,377	3,283,325
3.50%, 01/01/35	2,316	2,251,505
3.50%, 05/01/35	169	165,676
3.50%, 09/01/37	18,756	18,157,247
3.50%, 07/01/38	26,510	25,535,244
3.50%, 08/01/38	699	669,165
3.50%, 09/01/38	1,226	1,173,586
3.50%, 11/01/38	16,711	16,097,051
3.50%, 11/01/40	172	162,834
3.50%, 02/01/41	194	183,407
3.50%, 05/18/41(i)	4,166	4,000,028
3.50%, 02/01/42	5,836	5,494,516
3.50%, 03/01/42	44	41,791
3.50%, 04/01/42	22	20,945
3.50%, 05/01/42	1,964	1,849,985
3.50%, 08/01/42	340	320,913
3.50%, 09/01/42	11,569	10,888,251
3.50%, 11/01/42	7,222	6,797,955
3.50%, 12/01/42	2,569	2,418,463
3.50%, 01/01/43	74	69,777
3.50%, 02/01/43	366	346,419
3.50%, 04/01/43	66	62,412
3.50%, 05/01/43	95	89,374
3.50%, 06/01/43	2,658	2,500,434
3.50%, 08/01/43	54	50,611
3.50%, 10/01/43	2,837	2,670,187
3.50%, 09/01/44	160	150,353
3.50%, 10/01/44	3,521	3,313,617
3.50%, 01/01/45	69	64,824

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/45	$4,164	$3,916,674
3.50%, 03/01/45	15,649	14,567,848
3.50%, 05/01/45	18,179	16,937,407
3.50%, 06/01/45	73	68,067
3.50%, 07/01/45	7,310	6,809,830
3.50%, 08/01/45	2,878	2,681,189
3.50%, 10/01/45	1,414	1,329,920
3.50%, 11/01/45	211	195,890
3.50%, 12/01/45	27,934	25,969,442
3.50%, 01/01/46	11,941	11,175,121
3.50%, 02/01/46	12,707	11,800,986
3.50%, 03/01/46	15,238	14,207,642
3.50%, 04/01/46	2,167	2,001,819
3.50%, 05/01/46	12,828	11,908,055
3.50%, 06/01/46	2,474	2,289,224
3.50%, 07/01/46	20,418	18,959,499
3.50%, 08/01/46	6,514	6,035,633
3.50%, 09/01/46	5,349	4,933,583
3.50%, 10/01/46	7,717	7,159,065
3.50%, 11/01/46	10,306	9,566,454
3.50%, 12/01/46	45,779	42,578,995
3.50%, 01/01/47	23,829	22,148,433
3.50%, 02/01/47	10,179	9,448,919
3.50%, 04/01/47	9,539	8,833,265
3.50%, 05/01/47	10,858	10,070,883
3.50%, 06/01/47	3,405	3,158,689
3.50%, 07/01/47	47,489	43,914,885
3.50%, 08/01/47	11,185	10,343,921
3.50%, 09/01/47	2,771	2,560,099
3.50%, 10/01/47	9,124	8,455,572
3.50%, 11/01/47	7,389	6,862,209
3.50%, 12/01/47	13,185	12,182,336
3.50%, 01/01/48	28,344	26,213,305
3.50%, 02/01/48	59,614	55,126,574
3.50%, 03/01/48	1,897	1,750,552
3.50%, 04/01/48	8,799	8,139,634
3.50%, 05/01/48	23,776	21,946,381
3.50%, 06/01/48	2,598	2,397,152
3.50%, 07/01/48	1,995	1,848,865
3.50%, 11/01/48	35,059	32,364,305
3.50%, 02/01/49	83	76,425
3.50%, 03/01/49	1,136	1,046,478
3.50%, 04/01/49	1,674	1,542,796
3.50%, 05/01/49	1,374	1,256,772
3.50%, 06/01/49	64,932	60,000,841
3.50%, 07/01/49	10,005	9,202,941
3.50%, 09/01/49	14,233	13,091,903
3.50%, 04/01/50	36,437	33,596,077
3.50%, 05/01/50	14,303	13,154,106
3.50%, 06/01/50	4,104	3,772,545
3.50%, 07/01/50	18,405	16,888,795
3.50%, 02/01/51	23,114	21,264,308
3.50%, 05/01/51	5,724	5,268,644
3.50%, 07/01/51	3,088	2,830,676
3.50%, 09/01/51	1,073	986,474
3.50%, 10/01/51	8,843	8,170,380
3.50%, 01/01/52	3,297	3,029,979
3.50%, 04/01/52	141,702	130,233,508
3.50%, 05/01/52	126,938	116,037,054
3.50%, 06/01/52	58,116	53,244,683
3.50%, 07/01/52	35,287	32,347,703
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/52	$3,678	$3,375,911
3.50%, 09/01/52	68,386	62,357,147
3.50%, 04/01/53	7,753	7,123,544
3.50%, 05/01/53	46,290	42,217,508
3.50%, 11/01/54	3,642	3,320,600
3.50%, 05/13/56(i)	124,436	113,253,727
4.00%, 06/01/26	4	4,071
4.00%, 09/01/26	1	1,132
4.00%, 12/01/30	492	489,252
4.00%, 01/01/31	180	178,942
4.00%, 02/01/31	129	128,267
4.00%, 10/01/31	615	609,930
4.00%, 02/01/32	854	847,424
4.00%, 07/01/32	91	90,417
4.00%, 05/01/33	2,461	2,439,129
4.00%, 06/01/33	428	423,745
4.00%, 07/01/33	767	760,051
4.00%, 12/01/33	58	57,800
4.00%, 07/01/37	3,392	3,332,204
4.00%, 08/01/37	3,530	3,474,048
4.00%, 09/01/37	4,627	4,545,607
4.00%, 11/01/37	6,691	6,573,172
4.00%, 02/01/38	3,463	3,402,152
4.00%, 04/01/38	2,870	2,813,233
4.00%, 05/01/38	5,554	5,445,583
4.00%, 06/01/38	4,728	4,629,020
4.00%, 07/01/38	11,183	10,964,386
4.00%, 11/01/38	1,899	1,862,233
4.00%, 05/15/39(i)	105,465	102,745,269
4.00%, 11/01/39	42,843	41,944,126
4.00%, 12/01/39	71,234	69,740,184
4.00%, 02/01/40	864	846,001
4.00%, 08/01/40	1,490	1,458,750
4.00%, 12/01/40	15	14,992
4.00%, 12/01/41	830	803,277
4.00%, 03/01/42	1,714	1,659,192
4.00%, 06/01/42	1,420	1,374,362
4.00%, 07/01/42	50	48,790
4.00%, 09/01/43	75	73,030
4.00%, 10/01/43	59	56,693
4.00%, 04/01/44	28	27,013
4.00%, 05/01/44	1,905	1,838,636
4.00%, 06/01/44	2,992	2,898,270
4.00%, 10/01/44	884	852,285
4.00%, 12/01/44	6,715	6,456,355
4.00%, 01/01/45	9,249	8,922,069
4.00%, 02/01/45	28,265	27,282,229
4.00%, 03/01/45	4,467	4,283,156
4.00%, 05/01/45	8,185	7,867,169
4.00%, 06/01/45	4,453	4,293,575
4.00%, 07/01/45	385	368,506
4.00%, 08/01/45	282	270,221
4.00%, 09/01/45	654	627,796
4.00%, 11/01/45	104	99,428
4.00%, 12/01/45	652	626,096
4.00%, 01/01/46	589	563,595
4.00%, 02/01/46	1,070	1,020,807
4.00%, 03/01/46	1,307	1,245,439
4.00%, 04/01/46	1,815	1,728,946
4.00%, 05/01/46	2,369	2,257,208
4.00%, 06/01/46	13,913	13,428,225

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/01/46	$16,575	$15,852,997
4.00%, 08/01/46	2,969	2,830,986
4.00%, 09/01/46	124	117,967
4.00%, 10/01/46	3,123	2,997,968
4.00%, 11/01/46	990	951,597
4.00%, 02/01/47	2,091	2,000,839
4.00%, 03/01/47	1,792	1,711,058
4.00%, 04/01/47	4,777	4,551,037
4.00%, 05/01/47	4,464	4,261,054
4.00%, 06/01/47	8,778	8,389,742
4.00%, 07/01/47	13,701	13,050,625
4.00%, 08/01/47	7,296	6,957,361
4.00%, 09/01/47	11,914	11,349,974
4.00%, 10/01/47	10,162	9,724,080
4.00%, 11/01/47	5,311	5,052,061
4.00%, 12/01/47	8,071	7,680,041
4.00%, 01/01/48	1,632	1,552,316
4.00%, 02/01/48	17,173	16,336,367
4.00%, 04/01/48	17,843	16,949,456
4.00%, 05/01/48	1,436	1,363,870
4.00%, 07/01/48	2,225	2,113,361
4.00%, 09/01/48	8,723	8,285,451
4.00%, 10/01/48	6,262	5,960,579
4.00%, 11/01/48	18,845	17,899,313
4.00%, 01/01/49	2,397	2,283,901
4.00%, 02/01/49	2,630	2,498,293
4.00%, 03/01/49	30,354	28,831,040
4.00%, 04/01/49	8,644	8,231,279
4.00%, 05/01/49	6,486	6,177,799
4.00%, 06/01/49	25,858	24,612,719
4.00%, 07/01/49	45,233	42,988,857
4.00%, 08/01/49	593	565,160
4.00%, 10/01/49	1,493	1,416,034
4.00%, 11/01/49	34,495	32,635,610
4.00%, 12/01/49	2,730	2,588,632
4.00%, 01/01/50	15,787	14,994,768
4.00%, 02/01/50	466	441,486
4.00%, 05/01/50	8,019	7,605,143
4.00%, 11/01/50	3,381	3,206,543
4.00%, 03/01/51	6,336	6,009,344
4.00%, 05/01/51	16,235	15,420,193
4.00%, 08/01/51	1,100	1,043,565
4.00%, 10/01/51	3,091	2,931,198
4.00%, 11/01/51	7,721	7,322,597
4.00%, 04/01/52	13,413	12,646,377
4.00%, 05/01/52	31,649	29,901,802
4.00%, 06/01/52	40,176	37,881,780
4.00%, 07/01/52	111,596	105,363,782
4.00%, 08/01/52	168,425	158,745,878
4.00%, 09/01/52	18,146	17,095,787
4.00%, 10/01/52	26,347	24,978,582
4.00%, 11/01/52	3,622	3,419,168
4.00%, 12/01/52	48,654	45,842,272
4.00%, 02/01/53	37,332	35,352,324
4.00%, 03/01/53	4,673	4,400,863
4.00%, 04/01/53	3,568	3,373,012
4.00%, 07/01/53	5,611	5,284,994
4.00%, 01/01/54	11,210	10,559,408
4.00%, 06/01/54	31,104	29,203,850
4.00%, 09/01/54	2,470	2,319,293
4.00%, 03/01/55	47,187	44,286,177
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/13/56(i)	$172,946	$162,170,677
4.50%, 08/01/31	546	547,395
4.50%, 08/01/34	209	208,912
4.50%, 09/01/40	2,055	2,038,669
4.50%, 10/01/40	17,349	17,219,921
4.50%, 12/01/40	1,115	1,105,857
4.50%, 01/01/41	2,294	2,275,296
4.50%, 02/01/41	16,541	16,418,098
4.50%, 03/01/41	16,761	16,636,538
4.50%, 05/01/41	1,408	1,396,325
4.50%, 05/18/41(i)	4,200	4,167,027
4.50%, 06/01/41	7,670	7,629,534
4.50%, 08/01/41	3,212	3,182,941
4.50%, 09/01/41	1,010	1,001,170
4.50%, 01/01/42	1,043	1,033,482
4.50%, 09/01/42	973	964,485
4.50%, 08/01/43	1,831	1,806,207
4.50%, 12/01/43	59	58,018
4.50%, 03/01/44	10	9,897
4.50%, 04/01/44	3,022	2,980,113
4.50%, 06/01/44	547	542,661
4.50%, 12/01/44	212	209,376
4.50%, 02/01/45	1,129	1,113,509
4.50%, 08/01/45	1,625	1,602,964
4.50%, 10/01/45	275	271,707
4.50%, 11/01/45	170	167,979
4.50%, 12/01/45	500	492,416
4.50%, 01/01/46	68	67,127
4.50%, 02/01/46	5,691	5,645,075
4.50%, 03/01/46	957	949,060
4.50%, 04/01/46	203	200,448
4.50%, 05/01/46	65	64,519
4.50%, 06/01/46	3	3,411
4.50%, 07/01/46	25	24,887
4.50%, 08/01/46	1,489	1,466,655
4.50%, 09/01/46	596	589,251
4.50%, 10/01/46	669	657,393
4.50%, 01/01/47	275	270,311
4.50%, 02/01/47	119	116,848
4.50%, 03/01/47	1,340	1,317,005
4.50%, 04/01/47	4,021	3,952,296
4.50%, 06/01/47	2,197	2,156,521
4.50%, 07/01/47	14	13,304
4.50%, 08/01/47	177	173,580
4.50%, 10/01/47	5,202	5,115,773
4.50%, 01/01/48	7,328	7,173,532
4.50%, 02/01/48	779	764,118
4.50%, 03/01/48	4,011	3,934,856
4.50%, 04/01/48	1,868	1,832,244
4.50%, 05/01/48	4,185	4,101,603
4.50%, 06/01/48	2,575	2,530,879
4.50%, 07/01/48	1,617	1,581,781
4.50%, 08/01/48	7,408	7,274,869
4.50%, 09/01/48	215	210,637
4.50%, 10/01/48	8,976	8,789,093
4.50%, 11/01/48	3,561	3,484,652
4.50%, 12/01/48	13,453	13,191,650
4.50%, 01/01/49	4,328	4,235,906
4.50%, 02/01/49	8,445	8,266,283
4.50%, 03/01/49	522	513,136
4.50%, 04/01/49	9,638	9,466,046

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 05/01/49	$7,857	$7,673,324
4.50%, 07/01/49	760	742,436
4.50%, 08/01/49	136	133,140
4.50%, 05/01/50	2,122	2,082,309
4.50%, 09/01/50	28,563	27,952,843
4.50%, 05/01/52	7,650	7,468,582
4.50%, 06/01/52	79,635	77,079,017
4.50%, 07/01/52	5,990	5,797,894
4.50%, 08/01/52	23,237	22,490,822
4.50%, 09/01/52	58,515	56,740,095
4.50%, 10/01/52	84,044	81,585,077
4.50%, 11/01/52	37,674	36,447,271
4.50%, 12/01/52	138,648	134,495,125
4.50%, 02/01/53	22,643	21,919,649
4.50%, 04/01/53	24,874	24,060,059
4.50%, 05/01/53	9,408	9,103,083
4.50%, 07/01/53	8,641	8,366,183
4.50%, 08/01/53	47,239	45,740,134
4.50%, 09/01/53	3,803	3,684,312
4.50%, 11/01/53	21,100	20,396,924
4.50%, 03/01/54	3,530	3,412,126
4.50%, 04/01/54	29,980	28,883,213
4.50%, 11/01/54	37,506	36,134,287
4.50%, 12/01/54	39,248	37,844,300
4.50%, 03/01/55	35,304	34,012,094
4.50%, 05/13/56(i)	167,845	161,434,273
5.00%, 09/01/33	52	52,249
5.00%, 11/01/33	1,485	1,496,877
5.00%, 06/01/35	79	79,891
5.00%, 10/01/35	33	33,169
5.00%, 12/01/36	23	23,630
5.00%, 05/01/39	16	16,296
5.00%, 06/01/39	312	314,172
5.00%, 12/01/39	58	58,204
5.00%, 01/01/40	1	1,319
5.00%, 03/01/40	950	960,890
5.00%, 04/01/40	152	153,646
5.00%, 05/01/40	10	9,881
5.00%, 06/01/40	69	69,005
5.00%, 07/01/40	676	683,370
5.00%, 08/01/40	793	801,353
5.00%, 09/01/40	6	6,540
5.00%, 10/01/40	29	29,759
5.00%, 04/01/41	396	400,407
5.00%, 05/01/41	1,602	1,620,002
5.00%, 05/18/41(i)	975	982,063
5.00%, 06/01/41	417	421,725
5.00%, 08/01/41	836	848,531
5.00%, 10/01/41	1,989	2,012,020
5.00%, 01/01/42	10,106	10,223,430
5.00%, 05/01/42	3,753	3,796,557
5.00%, 09/01/47	309	310,614
5.00%, 02/01/48	1,467	1,473,609
5.00%, 03/01/48	1,217	1,222,010
5.00%, 04/01/48	1,582	1,588,752
5.00%, 05/01/48	1,365	1,372,575
5.00%, 07/01/48	1,794	1,802,131
5.00%, 09/01/48	1,153	1,158,785
5.00%, 01/01/49	93	93,480
5.00%, 04/01/49	5,192	5,215,539
5.00%, 05/01/49	19	18,620
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/49	$184	$185,138
5.00%, 09/01/49	54	54,361
5.00%, 10/01/49	170	170,916
5.00%, 07/01/50	3,064	3,077,064
5.00%, 08/01/52	11,738	11,690,733
5.00%, 09/01/52	24,684	24,591,528
5.00%, 10/01/52	31,432	31,295,843
5.00%, 11/01/52	34,801	34,642,886
5.00%, 12/01/52	51,168	50,883,233
5.00%, 01/01/53	38,734	38,569,188
5.00%, 02/01/53	69,737	69,167,826
5.00%, 03/01/53	44,006	43,718,907
5.00%, 04/01/53	82,011	81,331,340
5.00%, 05/01/53	63,711	63,075,583
5.00%, 06/01/53	140,226	139,222,295
5.00%, 07/01/53	66,026	65,550,399
5.00%, 08/01/53	37,156	36,893,538
5.00%, 09/01/53	22,289	22,107,728
5.00%, 10/01/53	4,557	4,541,936
5.00%, 11/01/53	10,800	10,707,524
5.00%, 12/01/53	13,158	13,045,239
5.00%, 01/01/54	5,722	5,672,870
5.00%, 02/01/54	43,857	43,482,650
5.00%, 04/01/54	23,257	23,114,955
5.00%, 06/01/54	15,997	15,864,745
5.00%, 10/01/54	76,066	75,116,871
5.00%, 11/01/54	81,866	80,891,094
5.00%, 12/01/54	68,362	67,801,340
5.00%, 01/01/55	101,272	100,099,207
5.00%, 02/01/55	9,403	9,309,345
5.00%, 04/01/55	6,864	6,778,893
5.00%, 11/01/55	75,800	75,239,610
5.00%, 12/01/55	110,580	109,542,741
5.00%, 01/01/56	84,729	83,831,802
5.00%, 03/01/56	145,894	144,518,484
5.00%, 05/01/56	42,759	42,529,315
5.00%, 05/13/56(i)	347,369	342,189,934
5.50%, 05/01/33	548	560,456
5.50%, 11/01/33	1,152	1,177,865
5.50%, 09/01/34	1,812	1,862,415
5.50%, 09/01/36	120	122,631
5.50%, 03/01/38	123	126,553
5.50%, 06/01/38	3,309	3,410,503
5.50%, 11/01/38	262	270,129
5.50%, 07/01/40	797	821,207
5.50%, 09/01/41	18,667	19,091,605
5.50%, 01/01/47	1,556	1,601,394
5.50%, 12/01/48	147	151,006
5.50%, 09/01/52	9,947	10,177,695
5.50%, 11/01/52	19,412	19,747,496
5.50%, 12/01/52	48,281	49,231,640
5.50%, 01/01/53	109,891	111,895,549
5.50%, 02/01/53	80,121	81,228,583
5.50%, 03/01/53	64,413	65,647,707
5.50%, 04/01/53	83,994	85,055,763
5.50%, 05/01/53	123,460	124,856,306
5.50%, 06/01/53	25,575	26,012,589
5.50%, 07/01/53	42,030	42,800,513
5.50%, 08/01/53	32,603	32,910,562
5.50%, 09/01/53	72,581	73,290,899
5.50%, 10/01/53	39,008	39,411,498

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 11/01/53	$37,754	$38,339,395
5.50%, 12/01/53	5,539	5,608,925
5.50%, 01/01/54	8,160	8,291,237
5.50%, 02/01/54	76,161	76,884,026
5.50%, 03/01/54	97,625	98,474,382
5.50%, 04/01/54	63,488	63,992,900
5.50%, 05/01/54	65,809	66,387,288
5.50%, 06/01/54	41,069	41,421,535
5.50%, 07/01/54	32,610	33,067,239
5.50%, 08/01/54	55,308	55,957,892
5.50%, 09/01/54	15,944	16,182,969
5.50%, 09/01/54(a)	3,636	3,696,168
5.50%, 10/01/54	69,858	70,352,317
5.50%, 11/01/54	92,754	94,418,802
5.50%, 01/01/55	45,063	45,309,463
5.50%, 02/01/55	2,194	2,208,873
5.50%, 03/01/55	9,967	10,091,702
5.50%, 04/01/55	47,477	48,130,843
5.50%, 05/01/55	90,138	91,356,974
5.50%, 06/01/55	10,932	11,079,270
5.50%, 07/01/55(a)	25,311	25,540,160
5.50%, 08/01/55	14,460	14,686,498
5.50%, 09/01/55	143,444	145,215,036
5.50%, 10/01/55	56,018	56,853,004
5.50%, 11/01/55	187,327	189,963,325
5.50%, 12/01/55	21,157	21,438,245
5.50%, 01/01/56	27,476	27,862,559
5.50%, 02/01/56	52,913	53,639,137
5.50%, 03/01/56	33,768	34,258,415
5.50%, 05/13/56(i)	198,716	199,704,483
6.00%, 03/01/34	929	960,561
6.00%, 05/01/34	66	68,340
6.00%, 08/01/34	162	167,889
6.00%, 11/01/34	53	54,768
6.00%, 09/01/36	258	269,101
6.00%, 08/01/37	602	630,575
6.00%, 03/01/38	216	225,959
6.00%, 05/01/38	96	100,494
6.00%, 09/01/38	83	87,451
6.00%, 06/01/39	1,400	1,452,314
6.00%, 10/01/39	104	109,310
6.00%, 07/01/41	816	852,433
6.00%, 02/01/49	3,981	4,160,036
6.00%, 11/01/52	2,507	2,590,219
6.00%, 12/01/52	1,708	1,750,667
6.00%, 01/01/53	26,343	27,223,018
6.00%, 02/01/53	69,039	70,748,673
6.00%, 04/01/53	2,160	2,251,223
6.00%, 05/01/53	2,598	2,690,992
6.00%, 06/01/53	12,072	12,488,687
6.00%, 07/01/53	73,964	76,320,951
6.00%, 08/01/53	159,641	165,224,030
6.00%, 09/01/53	70,329	72,394,394
6.00%, 10/01/53	15,275	15,654,235
6.00%, 11/01/53	75,033	77,042,133
6.00%, 12/01/53	15,886	16,389,355
6.00%, 01/01/54	34,113	34,952,767
6.00%, 02/01/54	31,514	32,294,508
6.00%, 03/01/54	16,851	17,346,487
6.00%, 04/01/54	41,264	42,510,557
6.00%, 05/01/54	12,093	12,381,104
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 06/01/54	$16,967	$17,372,714
6.00%, 07/01/54	18,284	18,833,955
6.00%, 08/01/54	97,465	100,288,115
6.00%, 09/01/54	169,367	174,142,508
6.00%, 10/01/54	120,076	123,017,537
6.00%, 11/01/54	32,421	33,400,522
6.00%, 01/01/55	15,129	15,544,479
6.00%, 02/01/55	59,377	60,910,908
6.00%, 03/01/55	32,660	33,480,802
6.00%, 04/01/55	54,034	55,363,255
6.00%, 05/01/55	40,701	41,583,256
6.00%, 06/01/55	36,675	37,729,399
6.00%, 07/01/55	36,969	37,821,529
6.00%, 08/01/55	57,223	58,598,899
6.00%, 09/01/55	125,018	128,505,731
6.00%, 10/01/55	46,887	48,456,224
6.00%, 12/01/55	35,609	36,727,973
6.00%, 02/01/56	8,113	8,398,725
6.00%, 05/13/56(i)	304,255	310,593,401
6.00%, 06/11/56(i)	55,850	56,954,592
6.50%, 08/01/36	16	17,428
6.50%, 09/01/36	114	121,249
6.50%, 10/01/36	16	17,351
6.50%, 12/01/36	24	25,785
6.50%, 07/01/37	28	29,899
6.50%, 08/01/37	1,325	1,412,867
6.50%, 10/01/37	48	51,418
6.50%, 11/01/37	8	9,003
6.50%, 12/01/37	345	365,592
6.50%, 06/01/38	14	14,541
6.50%, 10/01/39	360	383,924
6.50%, 05/01/40	11	12,164
6.50%, 07/01/53	5,529	5,817,514
6.50%, 09/01/53	24,910	26,040,033
6.50%, 10/01/53	56,167	58,915,480
6.50%, 11/01/53	65,711	68,554,187
6.50%, 12/01/53	135,421	142,122,286
6.50%, 01/01/54	61,429	64,423,461
6.50%, 02/01/54	37,666	39,659,860
6.50%, 03/01/54	51,663	54,082,868
6.50%, 04/01/54	13,891	14,533,091
6.50%, 05/01/54	3,859	4,016,936
6.50%, 06/01/54	17,711	18,556,200
6.50%, 07/01/54	18,039	18,891,325
6.50%, 08/01/54	38,106	39,773,610
6.50%, 09/01/54	30,041	31,408,624
6.50%, 10/01/54	2,217	2,310,320
6.50%, 01/01/55	16,015	16,708,822
6.50%, 02/01/55	27,172	28,535,377
6.50%, 03/01/55	3,110	3,252,857
6.50%, 04/01/55	10,654	11,096,575
6.50%, 07/01/55	17,571	18,354,157
6.50%, 08/01/55	45,515	47,566,853
6.50%, 09/01/55	17,008	17,801,377
6.50%, 10/01/55	6,343	6,628,582
6.50%, 11/01/55	34,607	36,260,594
6.50%, 05/13/56(i)	5,325	5,524,525
7.00%, 04/01/37	417	449,307
		32,827,112,422

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
2.13%, 12/14/29	$70	$65,520
3.25%, 11/16/28	25,470	25,066,629
4.25%, 12/10/27	75	75,408
5.50%, 07/15/36	7,900	8,527,252
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	73,453	81,660,462
6.75%, 03/15/31	21,820	24,389,807
Federal National Mortgage Association
0.88%, 08/05/30	17,530	15,402,426
5.63%, 07/15/37	795	864,329
6.25%, 05/15/29	580	617,910
6.63%, 11/15/30	8,180	9,046,950
7.13%, 01/15/30	10,000	11,065,821
7.25%, 05/15/30	17,396	19,496,922
Tennessee Valley Authority
1.50%, 09/15/31	1,000	873,993
3.50%, 12/15/42	525	431,097
4.63%, 09/15/60	1,000	871,073
4.88%, 05/15/35	4,000	4,089,041
4.88%, 01/15/48	8,035	7,629,748
5.25%, 09/15/39	458	476,045
5.25%, 02/01/55(c)	1,600	1,563,299
5.50%, 06/15/38	10,000	10,726,251
5.88%, 04/01/36	95	104,964
6.15%, 01/15/38(c)	3,553	4,044,428
7.13%, 05/01/30	3,556	3,956,808
Series B, 4.70%, 07/15/33	1,500	1,530,737
		232,576,920
U.S. Government Obligations — 45.7%
U.S. Treasury Notes/Bonds
0.38%, 07/31/27	119,701	114,655,790
0.38%, 09/30/27	105,000	100,020,704
0.50%, 05/31/27	108,400	104,635,641
0.50%, 06/30/27	136,901	131,761,865
0.50%, 08/31/27	155,022	148,312,932
0.50%, 10/31/27	202,200	192,382,242
0.63%, 11/30/27	197,000	187,226,954
0.63%, 12/31/27	192,700	182,635,942
0.63%, 05/15/30	292,641	256,243,776
0.63%, 08/15/30	396,000	343,839,375
0.75%, 01/31/28	327,955	310,686,120
0.88%, 11/15/30	306,732	267,168,366
1.00%, 07/31/28	256,704	240,820,440
1.13%, 02/29/28	296,906	282,547,813
1.13%, 08/31/28	273,600	256,777,876
1.13%, 02/15/31	345,276	302,224,399
1.13%, 05/15/40	169,599	106,105,374
1.13%, 08/15/40	133,050	82,345,477
1.25%, 03/31/28	273,827	260,584,899
1.25%, 04/30/28	282,109	267,904,372
1.25%, 05/31/28	269,485	255,337,037
1.25%, 06/30/28	274,615	259,661,356
1.25%, 09/30/28	327,539	307,681,948
1.25%, 08/15/31	433,900	376,137,062
1.25%, 05/15/50	186,752	87,569,180
1.38%, 10/31/28	241,616	227,175,670
1.38%, 12/31/28	196,730	184,249,941
1.38%, 11/15/31	505,660	437,830,454
1.38%, 11/15/40	278,136	177,789,746
1.38%, 08/15/50	156,410	75,541,142
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.50%, 11/30/28	$284,200	$267,525,455
1.50%, 02/15/30	83,185	76,042,788
1.63%, 08/15/29	54,000	50,207,344
1.63%, 05/15/31	362,910	323,131,664
1.63%, 11/15/50	296,292	152,683,177
1.75%, 01/31/29	214,451	202,438,394
1.75%, 11/15/29	125,000	116,064,454
1.75%, 08/15/41	330,069	219,083,299
1.88%, 02/28/29	259,200	245,146,500
1.88%, 02/15/32	447,773	396,349,070
1.88%, 02/15/41	294,481	202,501,700
1.88%, 02/15/51	375,659	206,025,592
1.88%, 11/15/51	366,985	199,032,021
2.00%, 11/15/41	312,859	214,699,489
2.00%, 02/15/50	203,854	117,279,639
2.00%, 08/15/51	396,193	222,734,527
2.25%, 08/15/27	146,750	143,780,606
2.25%, 11/15/27	153,750	150,044,385
2.25%, 05/15/41	236,217	170,851,327
2.25%, 08/15/46	118,960	76,784,963
2.25%, 08/15/49	107,706	66,205,225
2.25%, 02/15/52	321,159	191,089,605
2.38%, 05/15/27	210,870	207,830,507
2.38%, 03/31/29	244,200	233,916,892
2.38%, 05/15/29	191,600	183,202,532
2.38%, 02/15/42	241,675	174,874,520
2.38%, 11/15/49	241,840	152,283,625
2.38%, 05/15/51	374,374	231,409,929
2.50%, 02/15/45	50,824	35,282,974
2.50%, 02/15/46	144,767	98,848,717
2.50%, 05/15/46	123,517	83,991,560
2.63%, 05/31/27	197,927	195,476,108
2.63%, 02/15/29	211,491	204,336,657
2.63%, 07/31/29	165,486	158,918,274
2.75%, 07/31/27	209,364	206,607,920
2.75%, 02/15/28	222,702	218,334,954
2.75%, 05/31/29	226,276	218,621,508
2.75%, 08/15/32	407,350	375,684,904
2.75%, 08/15/42	92,186	69,902,915
2.75%, 11/15/42	128,580	96,997,538
2.75%, 08/15/47	161,999	113,475,237
2.75%, 11/15/47	158,550	110,712,492
2.88%, 05/15/28	252,994	247,953,886
2.88%, 08/15/28	219,930	215,033,122
2.88%, 04/30/29	201,320	195,406,225
2.88%, 05/15/32	489,500	456,535,234
2.88%, 05/15/43	121,184	92,308,125
2.88%, 08/15/45	119,644	87,975,729
2.88%, 11/15/46	54,000	39,082,500
2.88%, 05/15/49	42,000	29,524,688
2.88%, 05/15/52	300,082	205,462,394
3.00%, 05/15/42	53,150	42,005,109
3.00%, 11/15/44	99,727	75,636,697
3.00%, 05/15/45	27,414	20,659,019
3.00%, 11/15/45	65,100	48,743,625
3.00%, 02/15/47	116,190	85,726,434
3.00%, 05/15/47	116,620	85,806,809
3.00%, 02/15/48	154,550	112,749,055
3.00%, 08/15/48	161,252	116,957,801
3.00%, 02/15/49	33,660	24,298,024
3.00%, 08/15/52	288,812	202,664,796

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.13%, 08/31/27	$239,200	$236,938,814
3.13%, 11/15/28	207,515	203,607,883
3.13%, 08/31/29	208,900	203,612,219
3.13%, 11/15/41	53,901	43,744,030
3.13%, 02/15/42	71,800	57,978,500
3.13%, 02/15/43	76,200	60,471,844
3.13%, 08/15/44	60,519	46,996,786
3.13%, 05/15/48	150,667	112,199,981
3.25%, 06/30/27	293,918	292,012,127
3.25%, 06/30/29	235,320	230,631,986
3.25%, 05/15/42	211,448	173,023,934
3.38%, 09/15/27	326,860	324,778,820
3.38%, 11/30/27	347,788	345,111,664
3.38%, 12/31/27(c)	346,763	343,932,006
3.38%, 02/29/28(c)	364,340	361,152,025
3.38%, 09/15/28	290,084	286,639,252
3.38%, 05/15/33	472,976	448,957,687
3.38%, 08/15/42	142,353	118,064,019
3.38%, 05/15/44	84,200	68,149,375
3.38%, 11/15/48	249,432	193,271,136
3.50%, 09/30/27	281,726	280,317,370
3.50%, 10/31/27	77,878	77,452,105
3.50%, 01/31/28	425,074	422,317,663
3.50%, 04/30/28	184,772	183,386,210
3.50%, 10/15/28	201,998	200,088,489
3.50%, 11/15/28	206,274	204,259,606
3.50%, 12/15/28	214,147	212,005,530
3.50%, 01/15/29	193,008	191,002,527
3.50%, 02/15/29	151,067	149,450,112
3.50%, 03/15/29	100,125	99,029,883
3.50%, 09/30/29	271,844	268,021,194
3.50%, 01/31/30	278,767	274,237,036
3.50%, 04/30/30	202,861	199,295,085
3.50%, 11/30/30	379,305	371,304,035
3.50%, 02/28/31	439,138	429,360,320
3.50%, 02/15/33	446,172	427,837,119
3.50%, 02/15/39	24,000	21,510,000
3.63%, 08/31/27	227,212	226,528,589
3.63%, 03/31/28	196,026	195,061,186
3.63%, 05/31/28	192,612	191,573,702
3.63%, 08/15/28	202,578	201,391,021
3.63%, 08/31/29	268,674	266,008,251
3.63%, 03/31/30	198,200	195,707,017
3.63%, 08/31/30	456,298	449,453,530
3.63%, 09/30/30	397,832	391,833,441
3.63%, 10/31/30	386,285	380,279,477
3.63%, 12/31/30	427,182	420,206,921
3.63%, 09/30/31	182,477	178,528,085
3.63%, 08/15/43	73,600	62,284,000
3.63%, 02/15/44	83,950	70,636,055
3.63%, 02/15/53	252,636	200,135,240
3.63%, 05/15/53	268,228	212,319,226
3.75%, 06/30/27	326,913	326,619,288
3.75%, 08/15/27	326,609	326,175,224
3.75%, 04/15/28(c)	246,207	245,562,629
3.75%, 05/15/28	310,244	309,371,439
3.75%, 12/31/28	238,623	237,653,594
3.75%, 05/31/30	184,698	183,067,464
3.75%, 06/30/30	184,750	183,075,703
3.75%, 12/31/30	188,697	186,529,934
3.75%, 01/31/31	365,956	361,781,814
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.75%, 08/31/31	$201,394	$198,341,622
3.75%, 10/31/32	217,276	212,030,823
3.75%, 11/30/32	231,228	225,501,495
3.75%, 02/28/33	215,954	210,285,207
3.75%, 08/15/41	52,000	45,995,625
3.75%, 11/15/43	36,600	31,430,250
3.88%, 05/31/27	333,077	333,324,206
3.88%, 07/31/27	229,155	229,226,611
3.88%, 10/15/27	327,583	327,595,795
3.88%, 11/30/27	182,727	182,698,449
3.88%, 12/31/27	201,257	201,201,968
3.88%, 03/15/28	281,071	280,994,144
3.88%, 03/31/28	21,771	21,766,748
3.88%, 06/15/28	488,329	488,214,550
3.88%, 07/15/28	180,888	180,817,342
3.88%, 04/15/29	77,867	77,790,924
3.88%, 09/30/29	280,787	280,106,970
3.88%, 11/30/29	192,418	191,891,858
3.88%, 12/31/29	274,278	273,463,737
3.88%, 04/30/30	292,824	291,725,910
3.88%, 06/30/30	398,270	396,558,686
3.88%, 07/31/30	335,718	334,196,778
3.88%, 03/31/31	415,378	412,652,082
3.88%, 08/31/32	241,457	237,608,779
3.88%, 09/30/32	147,040	144,627,625
3.88%, 12/31/32	223,635	219,564,145
3.88%, 08/15/33	489,475	478,653,016
3.88%, 08/15/34	569,018	552,214,187
3.88%, 08/15/40	50,516	45,906,415
3.88%, 02/15/43	184,663	162,734,269
3.88%, 05/15/43	190,341	167,262,154
4.00%, 12/15/27	300,320	300,859,639
4.00%, 02/29/28	232,563	233,026,310
4.00%, 06/30/28	200,945	201,400,267
4.00%, 01/31/29	231,306	231,830,054
4.00%, 07/31/29	288,990	289,554,435
4.00%, 10/31/29	278,535	278,970,211
4.00%, 02/28/30	559,636	560,204,383
4.00%, 03/31/30	304,708	304,993,664
4.00%, 05/31/30	409,084	409,371,639
4.00%, 07/31/30	181,844	181,872,413
4.00%, 01/31/31	187,728	187,522,673
4.00%, 04/30/32	160,198	159,096,639
4.00%, 06/30/32	150,000	148,804,688
4.00%, 07/31/32	230,778	228,812,782
4.00%, 01/31/33	183,604	181,524,112
4.00%, 02/15/34	538,515	529,006,845
4.00%, 11/15/35	543,414	527,408,762
4.00%, 11/15/42	166,665	149,712,045
4.00%, 11/15/52	285,281	242,132,249
4.13%, 09/30/27	267,000	267,928,242
4.13%, 10/31/27	169,710	170,286,749
4.13%, 11/15/27(c)	294,358	295,427,347
4.13%, 07/31/28	192,105	193,050,518
4.13%, 03/31/29	264,770	266,259,331
4.13%, 10/31/29	298,820	300,500,862
4.13%, 11/30/29	302,584	304,286,035
4.13%, 08/31/30	177,479	178,324,799
4.13%, 03/31/31	181,787	182,525,510
4.13%, 07/31/31	180,913	181,506,621
4.13%, 10/31/31	152,228	152,537,213

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 11/30/31	$146,902	$147,154,488
4.13%, 02/29/32	153,207	153,266,847
4.13%, 03/31/32	163,610	163,635,564
4.13%, 05/31/32	171,459	171,311,653
4.13%, 11/15/32	393,696	392,434,944
4.13%, 02/15/36	505,175	494,558,434
4.13%, 08/15/44	205,370	184,608,377
4.13%, 08/15/53	290,532	251,627,949
4.25%, 01/15/28	306,551	308,359,173
4.25%, 02/15/28	299,751	301,601,027
4.25%, 02/28/29	310,929	313,673,922
4.25%, 06/30/29	310,552	313,511,949
4.25%, 01/31/30	321,958	325,076,968
4.25%, 02/28/31	191,977	193,821,780
4.25%, 06/30/31	203,146	205,018,752
4.25%, 03/31/33	143,829	144,233,519
4.25%, 11/15/34	568,556	565,713,220
4.25%, 05/15/35	541,041	536,983,192
4.25%, 08/15/35	539,897	535,215,083
4.25%, 05/15/39	37,340	35,968,922
4.25%, 11/15/40	28,889	27,313,647
4.25%, 02/15/54	301,396	266,594,181
4.25%, 08/15/54	309,022	273,387,901
4.38%, 07/15/27	286,778	288,581,564
4.38%, 08/31/28	199,192	201,261,730
4.38%, 11/30/28	238,527	241,229,065
4.38%, 12/31/29	271,409	275,225,689
4.38%, 11/30/30	171,290	173,832,586
4.38%, 01/31/32	160,915	163,089,868
4.38%, 05/15/34	501,185	504,317,406
4.38%, 02/15/38	32,000	31,730,000
4.38%, 11/15/39	50,933	49,309,511
4.38%, 05/15/40	32,403	31,233,454
4.38%, 05/15/41	15,949	15,233,787
4.38%, 08/15/43	209,492	195,973,219
4.50%, 05/15/27	299,889	302,009,308
4.50%, 05/31/29	268,734	273,184,907
4.50%, 12/31/31	225,022	229,540,021
4.50%, 11/15/33	541,300	550,053,839
4.50%, 02/15/36	27,685	28,069,995
4.50%, 05/15/38	47,000	47,007,344
4.50%, 08/15/39	50,707	49,867,165
4.50%, 02/15/44	209,249	198,198,037
4.50%, 11/15/54	297,076	274,099,028
4.63%, 06/15/27	224,581	226,581,175
4.63%, 09/30/28	197,522	200,808,891
4.63%, 04/30/29	287,750	293,437,560
4.63%, 09/30/30	182,484	187,031,844
4.63%, 04/30/31	199,727	204,969,834
4.63%, 05/31/31	197,795	202,987,119
4.63%, 02/15/35	563,326	575,252,670
4.63%, 02/15/40	45,950	45,576,656
4.63%, 05/15/44	209,746	201,651,115
4.63%, 11/15/44	201,758	193,467,007
4.63%, 11/15/45	131,382	125,572,452
4.63%, 02/15/46	40,719	38,886,645
4.63%, 05/15/54	301,974	284,374,578
4.63%, 02/15/55	301,791	284,249,398
4.63%, 11/15/55	258,461	243,720,646
4.75%, 02/15/37	21,977	22,626,008
4.75%, 02/15/41	56,158	56,008,830
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.75%, 11/15/43	$204,910	$200,619,697
4.75%, 02/15/45	169,168	164,727,340
4.75%, 11/15/53	302,632	290,621,292
4.75%, 05/15/55	296,872	285,414,596
4.75%, 08/15/55	298,093	286,774,781
4.75%, 02/15/56	215,601	207,583,338
4.88%, 10/31/28	203,733	208,380,659
4.88%, 10/31/30	178,613	184,920,272
4.88%, 08/15/45	136,921	135,273,669
5.00%, 05/15/37	53,658	56,424,741
5.00%, 05/15/45	148,200	148,802,163
5.25%, 11/15/28	29,377	30,274,376
5.25%, 02/15/29	40,090	41,527,603
5.50%, 08/15/28	77,000	79,508,516
6.13%, 08/15/29	31,750	33,818,711
6.25%, 05/15/30	5,000	5,416,406
		61,907,254,364
Total U.S. Government & Agency Obligations — 70.2% (Cost: $100,445,167,740)		94,966,943,706
Total Long-Term Investments — 98.8% (Cost: $141,409,514,624)		133,616,782,296
	Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(j)(k)	3,590,953,249	3,592,030,535
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(j)(k)(l)	896,786,562	896,786,562
Total Short-Term Securities — 3.3% (Cost: $4,487,653,570)		4,488,817,097
Total Investments Before TBA Sales Commitments — 102.1% (Cost: $145,897,168,194)		138,105,599,393
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association, 5.50%, 05/20/56	$(12,775)	(12,864,773)
Uniform Mortgage-Backed Securities
2.00%, 05/13/56	(20,000)	(15,997,870)
2.50%, 05/13/56	(34,000)	(28,464,897)
3.50%, 05/13/56	(27,000)	(24,573,682)
4.00%, 05/13/56	(27,000)	(25,317,777)
4.50%, 05/13/56	(27,000)	(25,968,753)
5.00%, 05/13/56	(67,900)	(66,887,627)
5.50%, 05/13/56	(78,625)	(79,016,108)

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 05/13/56	(136,750)	$(139,598,849)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(420,693,421))		(418,690,336)
Total Investments, Net of TBA Sales Commitments — 101.8% (Cost: $145,476,474,773)		137,686,909,057
Liabilities in Excess of Other Assets — (1.8)%		(2,420,065,510)
Net Assets — 100.0%		$135,266,843,547

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$484,886,932	$—	$484,886,932
Collateralized Mortgage Obligations	—	1,401,841,666	—	1,401,841,666
Corporate Bonds & Notes	—	33,104,935,520	—	33,104,935,520
Foreign Government Obligations	—	3,098,950,257	—	3,098,950,257
Municipal Debt Obligations	—	559,224,215	—	559,224,215
U.S. Government & Agency Obligations	—	94,966,943,706	—	94,966,943,706

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$4,488,817,097	$—	$—	$4,488,817,097
Liabilities
Investments
TBA Sales Commitments	—	(418,690,336)	—	(418,690,336)
	$4,488,817,097	$133,198,091,960	$—	$137,686,909,057

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	$14,763	$15,349,254
7.50%, 06/01/29(a)(b)	13,232	13,248,655
7.50%, 03/15/33(a)	10,727	11,239,317
7.75%, 04/15/28(a)	10,967	11,045,962
7.88%, 04/01/30(a)	12,524	13,022,599
Lamar Media Corp.
3.63%, 01/15/31(b)	7,278	6,820,568
3.75%, 02/15/28(b)	9,260	9,072,386
4.00%, 02/15/30(b)	7,289	6,989,844
4.88%, 01/15/29	2,940	2,920,966
5.38%, 11/01/33(a)(b)	5,232	5,172,323
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	39,642	40,131,381
9.50%, 02/15/33(a)	24,712	24,725,982
10.38%, 05/15/31(a)(b)	19,648	20,287,780
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	6,150	5,999,054
4.63%, 03/15/30(a)(b)	6,969	6,763,845
5.00%, 08/15/27(a)	8,507	8,492,103
7.38%, 02/15/31(a)	5,309	5,552,969
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	15,279	14,531,007
		221,365,995
Aerospace & Defense — 2.1%
ATI, Inc., 7.25%, 08/15/30(b)	3,293	3,427,197
Bombardier, Inc.
6.75%, 06/15/33(a)	11,196	11,680,008
7.00%, 06/01/32(a)(b)	10,680	11,141,946
7.25%, 07/01/31(a)(b)	9,722	10,217,915
7.50%, 02/01/29(a)(b)	9,408	9,769,210
8.75%, 11/15/30(a)	9,261	9,835,339
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)(e)	4,292	1,061,512
TransDigm, Inc.
4.63%, 01/15/29	17,093	16,847,488
4.88%, 05/01/29(b)	11,607	11,456,872
6.00%, 01/15/33(a)	24,834	25,073,462
6.13%, 07/31/34(a)(b)	20,750	20,789,373
6.25%, 01/31/34(a)(b)	7,564	7,734,833
6.38%, 03/01/29(a)(b)	37,991	38,769,815
6.38%, 05/31/33(a)	40,878	41,206,729
6.63%, 03/01/32(a)	33,034	33,939,875
6.75%, 08/15/28(a)	33,002	33,467,632
6.75%, 01/31/34(a)	29,935	30,733,591
6.88%, 12/15/30(a)(b)	20,448	21,085,094
7.13%, 12/01/31(a)	13,771	14,296,318
		352,534,209
Agriculture — 0.1%
Darling Ingredients, Inc.
5.25%, 04/15/27(a)(b)	3,716	3,717,057
6.00%, 06/15/30(a)	11,700	11,779,531
		15,496,588
Airlines — 0.9%
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	12,125	12,278,915
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	42,309	42,308,467
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	29,994	27,835,413
Security	Par (000)	Value
Airlines (continued)
United Airlines Holdings, Inc.
4.88%, 03/01/29	$17,303	$17,081,226
5.38%, 03/01/31(b)	16,516	16,280,373
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	13,076	12,202,924
7.88%, 05/01/27(a)(b)	5,397	5,396,752
8.75%, 01/15/32(a)	7,135	6,905,763
9.50%, 06/01/28(a)(b)	6,791	6,865,952
		147,155,785
Apparel — 0.2%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(f)	29,568	32,404,552
VF Corp., 2.95%, 04/23/30(b)	9,143	8,296,221
		40,700,773
Auto Manufacturers — 1.4%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	11,730	11,021,039
4.75%, 10/01/27(a)	3,237	3,227,077
5.88%, 06/01/29(a)	5,778	5,830,711
5.88%, 12/01/33(a)(b)	5,842	5,895,496
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	17,809	14,160,292
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	6,234	6,141,321
5.50%, 07/15/29(a)(b)	4,227	4,169,665
5.88%, 01/15/28(a)	7,053	7,039,293
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(a)	10,451	9,897,267
5.30%, 09/13/27(a)	5,589	5,586,026
5.63%, 09/29/28(a)(b)	9,972	9,924,766
6.13%, 09/30/30(a)	20,096	19,797,824
7.05%, 09/15/28(a)	11,453	11,729,814
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	35,765	35,283,217
4.81%, 09/17/30(a)(b)	38,713	36,195,126
7.50%, 07/17/30(a)	16,658	17,206,636
7.75%, 07/17/32(a)	12,218	12,738,273
8.13%, 07/17/35(a)	16,993	17,925,353
		233,769,196
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	7,796	7,930,652
7.50%, 02/15/33(a)(b)	11,151	11,383,260
8.25%, 04/15/31(a)(b)	5,991	6,231,235
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	8,513	8,248,246
6.38%, 10/15/32(a)(b)	12,676	12,645,134
7.75%, 10/15/33(a)(b)	18,133	17,712,672
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(g)	5,271	5,393,768
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	11,469	11,659,854
6.75%, 02/15/30(a)(b)	16,434	16,983,262
6.75%, 09/15/32(a)	14,204	14,502,250
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(b)	19,063	18,420,348

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(a)	$14,200	$14,330,284
6.38%, 04/15/34(a)	14,503	14,489,560
Forvia SE
6.75%, 09/15/33(a)(b)	8,431	8,461,791
8.00%, 06/15/30(a)(b)	6,342	6,679,476
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29(b)	12,725	12,181,821
5.25%, 04/30/31(b)	7,820	7,118,186
5.25%, 07/15/31(b)	8,602	7,812,954
5.63%, 04/30/33(b)	5,618	5,033,412
6.63%, 07/15/30(b)	8,052	7,973,517
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(f)	5,093	5,110,456
7.38%, 05/15/33, (7.38% Cash or 8.13% PIK)(a)(f)	2,052	2,087,931
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(f)	5,671	5,829,460
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(a)(b)(f)	4,668	4,838,577
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	16,199	16,363,771
6.25%, 08/15/33(a)(b)	11,240	11,496,454
Tenneco, Inc., 8.00%, 11/17/28(a)	25,018	25,278,868
ZF North America Capital, Inc.
6.75%, 04/23/30(a)(b)	12,929	12,765,426
6.88%, 04/14/28(a)	8,572	8,760,385
6.88%, 04/23/32(a)(b)	8,910	8,723,303
7.13%, 04/14/30(a)(b)	8,545	8,567,132
7.50%, 03/24/31(a)(b)	22,179	22,208,498
		347,221,943
Banks — 0.0%
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	7,009	7,607,986
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	9,271	9,039,308
6.25%, 04/01/29(a)	8,733	8,744,125
		17,783,433
Biotechnology — 0.2%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	24,035	24,634,464
7.25%, 12/15/33(a)(b)	15,372	16,041,672
		40,676,136
Building Materials — 2.1%
Builders FirstSource, Inc.
4.25%, 02/01/32(a)(b)	19,154	17,743,963
5.00%, 03/01/30(a)	8,777	8,581,514
6.38%, 06/15/32(a)(b)	10,545	10,614,805
6.38%, 03/01/34(a)	16,641	16,575,235
6.75%, 05/15/35(a)	13,113	13,239,643
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)	10,108	6,516,941
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(a)	6,812	4,329,210
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	40,137	41,081,307
Security	Par (000)	Value
Building Materials (continued)
6.75%, 07/15/31(a)	$6,888	$7,117,046
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	4,613	4,587,117
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	10,888	10,738,998
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	7,546	6,962,028
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)	55,979	56,810,663
6.75%, 03/01/33(a)(b)	23,545	23,841,526
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	18,219	18,204,073
8.88%, 11/15/31(a)(b)	16,662	17,435,250
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)(b)	7,505	7,305,334
6.25%, 08/01/33(a)	19,215	19,161,278
6.50%, 08/15/32(a)(b)	14,575	14,713,397
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	14,658	13,293,764
4.38%, 07/15/30(a)	22,263	21,215,526
4.75%, 01/15/28(a)	14,298	14,209,550
		354,278,168
Chemicals — 3.1%
ARC Falcon I Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.75%, 03/01/33(a)	17,881	17,510,917
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	4,885	5,066,851
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	9,003	8,564,633
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	4,198	4,175,124
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	10,875	11,128,550
6.75%, 04/15/33(b)	14,485	14,918,261
6.85%, 11/15/28(b)	10,013	10,458,923
7.00%, 02/15/31(b)	7,857	8,167,337
7.05%, 11/15/30	13,427	14,422,091
7.17%, 07/15/27	5,000	5,137,500
7.20%, 11/15/33(b)	13,758	14,886,982
7.33%, 07/15/29	12,338	12,930,123
7.38%, 07/15/32(b)	13,609	14,424,206
7.38%, 02/15/34(b)	13,459	14,083,414
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	7,502	7,183,315
5.75%, 11/15/28(a)(b)	8,202	8,190,629
7.88%, 03/15/34(a)	12,195	12,471,392
8.00%, 01/15/33(a)(b)	9,587	9,876,456
FMC Corp.
3.45%, 10/01/29(b)	8,121	7,295,609
5.65%, 05/18/33(b)	7,585	6,675,259
8.45%, 11/01/55, (5-year CMT + 4.37%)(g)	12,624	8,386,047
Huntsman International LLC
2.95%, 06/15/31	5,826	4,962,692
4.50%, 05/01/29(b)	12,441	11,907,342
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	6,316	6,357,254
7.50%, 04/15/29(a)(b)	12,587	12,442,148
Methanex Corp.
5.13%, 10/15/27(b)	10,569	10,565,470
5.25%, 12/15/29(b)	11,308	11,273,205

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	$9,915	$10,210,083
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	5,361	5,235,687
5.25%, 06/01/27(a)	12,149	12,129,471
7.00%, 12/01/31(a)	3,494	3,695,709
8.50%, 11/15/28(a)	3,461	3,594,400
9.00%, 02/15/30(a)	8,576	9,050,544
Olin Corp.
5.00%, 02/01/30(b)	7,565	7,317,349
5.63%, 08/01/29(b)	9,259	9,181,326
6.63%, 04/01/33(a)(b)	9,966	9,880,589
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	11,919	11,582,092
6.25%, 10/01/29(a)	3,873	3,775,519
6.75%, 08/01/32(a)	15,630	15,159,484
7.25%, 06/15/31(a)	12,278	12,336,321
Series 144*, 7.25%, 02/15/33(a)	20,824	20,319,253
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	7,332	7,295,758
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)	18,299	18,099,158
6.63%, 05/01/29(a)	9,124	9,062,325
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	9,188	9,042,798
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)	13,753	13,644,404
Tronox, Inc.
4.63%, 03/15/29(a)(b)	18,430	15,401,018
9.13%, 09/30/30(a)(b)	4,265	4,333,161
WR Grace Holdings LLC
5.63%, 08/15/29(a)	15,971	15,189,926
6.63%, 08/15/32(a)	9,759	9,690,556
7.00%, 08/01/33(a)(b)	7,240	7,221,731
		515,910,392
Commercial Services — 5.0%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	15,099	14,519,608
5.88%, 10/15/33(a)	17,563	17,303,250
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	23,600	24,370,644
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(b)	32,177	33,721,390
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	13,545	13,434,565
6.88%, 06/15/30(a)(b)	15,151	15,599,444
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	32,656	32,153,334
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)(b)	7,551	7,375,155
5.38%, 03/01/29(a)(b)	8,403	8,162,867
8.00%, 02/15/31(a)(b)	7,003	7,067,999
8.25%, 01/15/30(a)(b)	10,556	10,846,117
8.38%, 06/15/32(a)(b)	9,255	9,300,507
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	17,174	17,334,821
Block, Inc.
3.50%, 06/01/31(b)	16,444	14,902,375
5.63%, 08/15/30(a)	18,097	18,101,618
6.00%, 08/15/33(a)(b)	15,674	15,664,378
Security	Par (000)	Value
Commercial Services (continued)
6.50%, 05/15/32	$27,805	$28,318,814
Brink's Co.(The)
4.63%, 10/15/27(a)	6,052	6,021,500
6.50%, 06/15/29(a)(b)	4,565	4,661,848
6.75%, 06/15/32(a)(b)	4,187	4,296,494
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	13,157	12,700,024
4.88%, 07/01/29(a)(b)	15,199	13,767,225
EquipmentShare.com, Inc.
8.00%, 03/15/33(a)(b)	6,228	6,534,262
8.63%, 05/15/32(a)	7,459	7,903,250
9.00%, 05/15/28(a)	17,611	18,262,334
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	7,597	7,441,483
6.50%, 01/15/31(a)	10,479	10,694,835
7.75%, 02/15/28(a)(b)	6,480	6,587,615
8.25%, 08/01/32(a)	8,591	8,794,506
8.38%, 11/15/32(a)(b)	14,006	14,443,435
GEO Group, Inc.(The)
8.63%, 04/15/29	9,327	9,705,655
10.25%, 04/15/31	9,021	9,673,934
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	9,392	9,409,483
6.00%, 03/15/34(a)(b)	8,031	7,972,833
6.63%, 06/15/29(a)(b)	11,480	11,745,159
7.00%, 06/15/30(a)	26,993	28,073,492
7.25%, 06/15/33(a)(b)	17,565	18,387,973
Hertz Corp.(The)
5.00%, 12/01/29(a)	13,209	6,418,474
12.63%, 07/15/29(a)(b)	18,672	17,595,979
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)(b)	21,298	16,490,899
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	14,636	14,334,873
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	19,653	19,435,766
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	15,077	15,512,213
10.88%, 08/01/29(a)	8,705	8,943,517
RRD Intermediate Holdings, Inc., 11.00%, 12/01/30, (11.00% Cash or 12.00% PIK)(a)(f)	2,857	2,933,185
Service Corp. International/U.S.
3.38%, 08/15/30	11,339	10,536,858
4.00%, 05/15/31(b)	10,519	9,933,752
4.63%, 12/15/27	5,116	5,071,145
5.13%, 06/01/29(b)	9,706	9,691,327
5.75%, 10/15/32	10,620	10,709,527
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)(b)	22,022	21,953,915
Sotheby's, 8.25%, 04/15/31(a)	9,220	8,958,636
United Rentals North America, Inc.
3.75%, 01/15/32	8,663	8,046,804
3.88%, 11/15/27	7,875	7,746,938
3.88%, 02/15/31	13,742	13,010,862
4.00%, 07/15/30	9,462	9,073,885
4.88%, 01/15/28	19,415	19,377,659
5.25%, 01/15/30	8,291	8,310,996
5.38%, 11/15/33(a)(b)	19,912	19,689,627
6.13%, 03/15/34(a)	12,627	12,977,039
Veritiv Operating Co., 10.50%, 11/30/30(a)(b)	18,109	19,065,378
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	17,220	17,913,568

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	$7,583	$7,504,839
6.63%, 06/15/29(a)	7,993	8,196,776
6.63%, 04/15/30(a)(b)	7,826	8,048,058
7.38%, 10/01/31(a)(b)	6,487	6,746,833
		849,483,554
Computers — 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)(b)	14,723	15,245,667
CACI International, Inc., 6.38%, 06/15/33(a)(b)	21,268	21,713,458
McAfee Corp., 7.38%, 02/15/30(a)(b)	24,179	19,573,229
NCR Atleos Corp., 9.50%, 04/01/29(a)	21,535	22,913,240
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	8,909	8,722,144
5.13%, 04/15/29(a)	5,190	5,043,380
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(a)	4,644	4,528,299
5.88%, 07/15/30(a)	3,602	3,676,309
8.25%, 12/15/29(a)(b)	5,782	6,026,116
8.50%, 07/15/31(a)(b)	6,214	6,499,579
9.63%, 12/01/32(a)	10,895	12,105,249
		126,046,670
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	7,007	6,693,024
5.50%, 06/01/28(a)	11,579	11,549,932
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	14,286	14,554,577
Perrigo Finance Unlimited Co.
5.15%, 06/15/30(b)	11,287	10,676,144
6.13%, 09/30/32(b)	12,527	11,795,150
Prestige Brands, Inc.
3.75%, 04/01/31(a)(b)	6,974	6,440,815
5.13%, 01/15/28(a)(b)	4,209	4,200,361
		65,910,003
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	4,523	4,310,108
4.00%, 01/15/28(a)	7,975	7,874,053
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	9,372	9,503,262
7.75%, 03/15/31(a)(b)	12,888	13,377,803
		35,065,226
Diversified Financial Services — 5.3%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(g)	9,278	9,148,030
6.70%, 02/14/33(b)	8,770	9,042,580
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	4,315	4,324,587
10.00%, 08/15/30(a)	10,684	11,300,488
Azorra Finance Ltd.
6.25%, 02/15/34(a)	6,077	5,837,576
7.25%, 01/15/31(a)	5,677	5,806,937
7.75%, 04/15/30(a)	7,203	7,461,955
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	5,969	5,816,716
7.50%, 07/15/33(a)(b)	8,296	6,812,177
8.50%, 01/15/34(a)(b)	7,657	6,465,048
9.25%, 07/01/31(a)(b)	10,869	10,115,898
Security	Par (000)	Value
Diversified Financial Services (continued)
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	$15,627	$14,971,530
3.63%, 10/01/31(a)(b)	11,346	9,943,059
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	8,899	8,859,957
9.25%, 12/15/28(a)(b)	9,684	10,100,479
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)(b)	13,819	13,564,949
6.75%, 12/01/32(a)	7,875	7,628,255
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	6,327	6,400,828
8.50%, 05/15/30(a)(b)	7,366	7,849,799
9.25%, 04/01/29(a)(b)	6,635	6,944,910
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	15,830	16,138,112
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	13,856	13,384,030
7.88%, 04/01/33(a)	7,962	7,767,097
8.38%, 04/01/32(a)(b)	9,299	9,422,489
9.13%, 05/15/31(a)	8,922	9,235,780
9.25%, 02/01/29(a)	17,237	17,856,682
GGAM Finance Ltd.
5.88%, 03/15/30(a)	4,547	4,580,084
6.88%, 04/15/29(a)	4,399	4,502,782
8.00%, 06/15/28(a)	6,869	7,153,368
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	12,174	12,362,198
goeasy Ltd.
6.88%, 02/15/31(a)(b)	6,514	5,403,910
7.38%, 10/01/30(a)(b)	5,571	4,721,887
7.63%, 07/01/29(a)(b)	8,182	7,333,513
9.25%, 12/01/28(a)(b)	6,707	6,353,764
Series 144*, 6.88%, 05/15/30(a)(b)	5,869	4,961,238
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)	7,795	7,580,562
6.13%, 11/01/32(a)	22,807	22,906,530
6.75%, 05/01/33(a)	27,366	28,072,401
7.13%, 04/30/31(a)(b)	18,021	18,629,209
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	15,811	15,157,078
6.63%, 10/15/31(a)(b)	6,309	6,149,690
Navient Corp.
4.88%, 03/15/28(b)	5,822	5,683,312
5.50%, 03/15/29(b)	11,070	10,606,720
7.88%, 06/15/32(b)	7,284	7,019,726
9.38%, 07/25/30(b)	6,600	6,846,572
11.50%, 03/15/31(b)	6,379	6,844,893
OneMain Finance Corp.
3.88%, 09/15/28	8,765	8,471,937
4.00%, 09/15/30(b)	12,044	11,089,088
5.38%, 11/15/29(b)	10,426	10,252,016
6.13%, 05/15/30	10,605	10,570,788
6.50%, 03/15/33(b)	10,930	10,690,931
6.63%, 01/15/28	10,865	11,015,558
6.63%, 05/15/29	14,071	14,297,909
6.75%, 03/15/32	9,210	9,210,394
6.75%, 09/15/33	14,403	14,172,865
7.13%, 11/15/31(b)	11,156	11,309,966
7.13%, 09/15/32	13,266	13,456,029
7.50%, 05/15/31	11,900	12,193,073
7.88%, 03/15/30	11,499	11,978,765

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Osaic Holdings, Inc.
6.75%, 08/01/32(a)	$16,584	$16,808,768
8.00%, 08/01/33(a)	9,652	9,825,724
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	10,024	9,577,406
5.75%, 09/15/31(a)(b)	8,800	8,368,236
6.75%, 02/15/34(a)	8,798	8,510,915
6.88%, 05/15/32(a)	14,301	14,142,778
6.88%, 02/15/33(a)	14,269	14,027,848
7.13%, 11/15/30(a)	10,287	10,412,353
7.88%, 12/15/29(a)(b)	13,004	13,495,001
PRA Group, Inc.
8.38%, 02/01/28(a)	5,539	5,616,634
8.88%, 01/31/30(a)(b)	7,469	7,724,135
Rocket Companies, Inc.
6.13%, 08/01/30(a)	25,867	26,240,501
6.38%, 08/01/33(a)	27,288	27,650,393
6.50%, 08/01/29(a)(b)	11,045	11,256,022
7.13%, 02/01/32(a)(b)	14,371	14,856,107
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	11,395	10,915,897
3.88%, 03/01/31(a)	16,418	15,219,568
4.00%, 10/15/33(a)(b)	12,099	10,905,010
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	8,770	9,077,274
StoneX Group, Inc., 7.88%, 03/01/31(a)	8,325	8,766,346
Synchrony Financial, 7.25%, 02/02/33(b)	11,176	11,581,228
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	9,524	9,079,737
5.75%, 06/15/27(a)	4,354	4,335,613
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	14,497	13,440,869
6.63%, 02/01/30(a)(b)	12,587	12,090,654
		887,703,721
Electric — 3.4%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(g)	5,760	5,621,137
7.60%, 01/15/55, (5-year CMT + 3.20%)(g)	12,191	12,408,381
Alpha Generation LLC
6.25%, 01/15/34(a)(b)	12,107	12,002,617
6.75%, 10/15/32(a)(b)	16,313	16,697,409
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	15,443	15,367,606
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	14,851	13,891,462
4.75%, 03/15/28(a)	12,021	11,940,131
5.75%, 01/15/34(a)	9,105	9,108,112
DPL LLC, 4.35%, 04/15/29	5,076	4,906,522
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(g)	5,527	5,688,987
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(g)	6,364	6,518,844
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(g)(h)	21,144	24,745,087
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)(b)	8,212	7,630,720
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, 06/30/32(a)(b)	4,918	5,094,627
Security	Par (000)	Value
Electric (continued)
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(g)	$9,609	$9,502,809
7.63%, 12/15/54, (5-year CMT + 3.14%)(g)	5,901	6,107,250
NRG Energy, Inc.
3.38%, 02/15/29(a)	7,713	7,361,606
3.63%, 02/15/31(a)	16,191	15,039,428
3.88%, 02/15/32(a)	7,176	6,633,631
5.25%, 06/15/29(a)	12,020	11,973,002
5.75%, 01/15/28	9,513	9,531,836
5.75%, 07/15/29(a)	12,358	12,360,171
5.75%, 01/15/34(a)	18,026	17,886,951
5.88%, 05/15/34(a)	12,625	12,584,789
6.00%, 02/01/33(a)	13,296	13,407,609
6.00%, 01/15/36(a)	33,193	32,942,227
6.13%, 05/15/36(a)	8,449	8,415,779
6.25%, 11/01/34(a)(b)	14,602	14,767,617
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(g)	14,364	14,341,000
7.38%, 09/15/55, (5-year CMT + 3.32%)(g)	11,115	11,262,238
PG&E Corp.
5.00%, 07/01/28	13,286	13,188,182
5.25%, 07/01/30(b)	15,358	15,191,528
6.85%, 09/15/56, (5-year CMT + 3.23%)(g)	14,721	14,713,207
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)(g)	20,640	21,215,014
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(a)(g)	5,295	5,303,959
7.25%, 09/15/56, (5-year CMT + 2.85%)(a)(g)	6,157	6,169,076
Talen Energy Supply LLC
6.25%, 02/01/34(a)	21,303	21,133,253
6.50%, 02/01/36(a)(b)	20,048	20,140,421
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	684	672,102
5.00%, 07/31/27(a)	927	926,835
6.88%, 04/15/32(a)	469	489,487
7.75%, 10/15/31(a)	2,080	2,181,265
VoltaGrid LLC, 7.38%, 11/01/30(a)	28,003	29,026,832
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	8,142	8,075,771
7.25%, 01/15/29(a)(b)	11,158	11,588,699
7.75%, 04/15/34(a)(b)	12,554	13,153,617
8.38%, 01/15/31(a)(b)	13,044	13,924,306
8.63%, 03/15/33(a)(b)	12,558	13,453,879
		566,287,018
Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	10,934	10,512,210
4.75%, 06/15/28(a)	8,344	8,231,527
6.00%, 09/15/33(a)(b)	6,578	6,290,001
WESCO Distribution, Inc.
5.25%, 04/15/31(a)(b)	9,785	9,776,463
5.50%, 04/15/34(a)(b)	12,369	12,344,466
6.38%, 03/15/29(a)	10,261	10,485,849
6.38%, 03/15/33(a)(b)	12,137	12,521,997
6.63%, 03/15/32(a)(b)	11,203	11,597,843
7.25%, 06/15/28(a)(b)	22,263	22,321,385
		104,081,741
Electronics — 0.4%
Ingram Micro, Inc., 4.75%, 05/15/29(a)	27,280	26,784,265

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/29(a)	$8,214	$7,970,700
5.88%, 09/01/30(a)	6,150	6,182,506
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(b)	10,337	9,596,897
4.38%, 02/15/30(a)	6,975	6,761,237
6.63%, 07/15/32(a)(b)	6,625	6,820,520
		64,116,125
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	9,629	9,338,204
5.00%, 01/31/28(a)	11,976	11,863,013
		21,201,217
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)(b)	19,626	19,799,078
Arcosa, Inc.
4.38%, 04/15/29(a)	5,115	4,984,007
6.88%, 08/15/32(a)	10,405	10,788,208
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	22,285	20,539,639
TopBuild Corp.
3.63%, 03/15/29(a)	4,166	4,131,196
4.13%, 02/15/32(a)	7,004	6,997,901
5.63%, 01/31/34(a)	8,497	8,607,005
		75,847,034
Entertainment — 3.1%
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	9,813	9,770,246
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)(b)	11,332	11,101,290
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	17,790	17,193,887
6.00%, 10/15/32(a)(b)	18,796	16,864,711
6.50%, 02/15/32(a)(b)	21,390	20,786,503
7.00%, 02/15/30(a)	31,451	31,888,455
Churchill Downs, Inc.
4.75%, 01/15/28(a)	8,852	8,758,422
5.50%, 04/01/27(a)	5,752	5,744,477
5.75%, 04/01/30(a)(b)	17,102	17,072,444
6.75%, 05/01/31(a)(b)	7,547	7,704,961
Cinemark USA, Inc.
5.25%, 07/15/28(a)(b)	12,649	12,596,848
7.00%, 08/01/32(a)(b)	6,988	7,211,995
Discovery Global Holdings, Inc.
4.05%, 03/15/29	18,512	18,001,700
4.28%, 03/15/32(b)	39,624	35,824,371
Light & Wonder International, Inc.
6.25%, 10/01/33(a)(b)	16,130	16,020,508
7.25%, 11/15/29(a)	6,508	6,652,798
7.50%, 09/01/31(a)	6,996	7,290,423
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	5,445	5,343,451
4.75%, 10/15/27(a)(b)	11,007	10,958,923
6.50%, 05/15/27(a)	13,679	13,686,455
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)	5,807	4,779,634
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	11,106	11,548,512
11.88%, 04/15/31(a)	9,709	10,417,757
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,794	3,643,073
Security	Par (000)	Value
Entertainment (continued)
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	$4,049	$3,323,202
Muvico LLC, 15.00%, 02/19/29, (9.00% Cash and 6.00% PIK)(a)(b)(f)	11,694	12,200,006
Penn Entertainment, Inc., 6.75%, 04/01/31(a)	7,669	7,605,584
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,223	6,713,316
5.88%, 09/01/31(a)	10,338	6,024,470
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	14,907	13,368,262
8.45%, 07/27/30(a)	6,284	6,227,433
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)	7,669	7,807,129
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	8,168	8,327,370
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	10,414	10,267,779
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(b)	8,016	7,718,025
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	14,484	14,727,682
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	16,843	17,126,138
Vail Resorts, Inc.
5.63%, 07/15/30(a)	7,380	7,343,727
6.50%, 05/15/32(a)(b)	9,417	9,597,870
Voyager Parent LLC, 9.25%, 07/01/32(a)(b)	23,158	24,631,138
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	12,869	12,756,641
6.25%, 03/15/33(a)(b)	11,135	11,179,223
7.13%, 02/15/31(a)(b)	16,454	17,470,035
		515,276,874
Environmental Control — 0.6%
Clean Harbors, Inc.
5.75%, 10/15/33(a)(b)	9,934	10,024,093
6.38%, 02/01/31(a)(b)	7,590	7,710,377
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)(b)	15,078	14,834,662
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	11,115	10,844,809
4.38%, 08/15/29(a)	8,566	8,366,267
4.75%, 06/15/29(a)	10,793	10,665,073
6.75%, 01/15/31(a)	13,596	14,089,119
Madison IAQ LLC
4.13%, 06/30/28(a)	7,458	7,357,765
5.88%, 06/30/29(a)(b)	14,761	14,718,319
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	7,534	7,765,507
		106,375,991
Food — 2.5%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	22,083	21,062,655
4.88%, 02/15/30(a)	14,844	14,524,337
5.50%, 03/31/31(a)	11,386	11,313,335

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.63%, 03/31/32(a)	$20,266	$20,006,646
5.75%, 03/31/34(a)	26,920	26,213,350
6.25%, 03/15/33(a)	8,951	9,024,225
6.50%, 02/15/28(a)	12,011	12,151,067
B&G Foods, Inc.
5.25%, 09/15/27(b)	6,997	6,752,058
8.00%, 09/15/28(a)(b)	13,284	13,140,001
Chobani LLC/Chobani Finance Corp, Inc., 6.38%, 04/15/34(a)	3,149	3,213,835
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	2,443	2,418,043
7.63%, 07/01/29(a)(b)	7,006	7,227,857
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(a)	8,195	8,288,366
9.00%, 02/15/29(a)	14,702	15,373,258
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	14,315	13,690,152
4.38%, 01/31/32(a)(b)	7,352	6,919,417
4.88%, 05/15/28(a)	7,303	7,254,744
Performance Food Group, Inc.
4.25%, 08/01/29(a)	15,407	14,917,993
5.63%, 03/01/34(a)	15,659	15,332,787
6.13%, 09/15/32(a)(b)	16,655	16,892,702
Pilgrim's Pride Corp.
3.50%, 03/01/32(b)	11,186	10,209,606
4.25%, 04/15/31	11,410	10,967,520
6.25%, 07/01/33(b)	12,483	13,106,004
6.88%, 05/15/34	6,803	7,388,677
Post Holdings, Inc.
4.50%, 09/15/31(a)	15,124	14,201,661
4.63%, 04/15/30(a)(b)	19,174	18,585,166
6.25%, 02/15/32(a)	13,722	14,002,516
6.25%, 10/15/34(a)	17,006	16,793,022
6.38%, 03/01/33(a)(b)	19,350	19,337,988
6.50%, 03/15/36(a)	19,790	19,672,764
U.S. Foods, Inc.
4.63%, 06/01/30(a)(b)	6,618	6,473,827
4.75%, 02/15/29(a)(b)	12,652	12,488,015
5.75%, 04/15/33(a)(b)	5,847	5,879,476
6.88%, 09/15/28(a)	6,117	6,261,079
7.25%, 01/15/32(a)	5,810	6,044,316
		427,128,465
Food Service — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(a)	14,537	14,487,392
TKC Holdings, Inc.
8.50%, 08/15/30(a)	17,124	17,536,711
12.00%, 02/15/31(a)(b)	11,710	12,176,380
		44,200,483
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	7,962	7,291,799
7.25%, 11/15/31(a)(b)	13,685	12,827,977
Mercer International, Inc.
5.13%, 02/01/29(b)	10,875	4,554,738
12.88%, 10/01/28(a)(b)	5,408	2,712,337
		27,386,851
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	5,389	5,414,308
Security	Par (000)	Value
Gas (continued)
9.38%, 06/01/28(a)(b)	$6,838	$7,007,331
9.50%, 06/01/30(a)	7,343	7,836,456
		20,258,095
Health Care - Products — 0.7%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	12,720	12,078,350
4.63%, 07/15/28(a)	25,914	25,517,394
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	20,431	21,139,829
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(g)	6,943	6,968,439
Medline Borrower LP, 5.25%, 10/01/29(a)(b)	35,175	34,981,622
Teleflex, Inc.
4.25%, 06/01/28(a)	6,274	6,191,196
4.63%, 11/15/27	5,474	5,449,991
		112,326,821
Health Care - Services — 4.8%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	7,002	6,852,668
5.50%, 07/01/28(a)	5,893	5,853,345
7.38%, 03/15/33(a)(b)	7,462	7,630,828
Centene Corp., 2.63%, 08/01/31	10,000	8,645,460
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)(b)	6,113	5,836,741
4.00%, 03/15/31(a)(b)	7,861	7,331,037
4.25%, 05/01/28(a)	7,241	7,112,009
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	15,591	14,564,783
5.25%, 05/15/30(a)(b)	21,112	19,949,151
6.00%, 01/15/29(a)	8,073	8,006,923
6.13%, 04/01/30(a)(b)	17,562	15,601,103
6.88%, 04/15/29(a)	17,307	17,029,314
9.75%, 01/15/34(a)	27,802	28,674,613
10.88%, 01/15/32(a)(b)	24,865	26,742,626
DaVita, Inc.
3.75%, 02/15/31(a)(b)	22,373	20,754,873
4.63%, 06/01/30(a)	42,326	40,959,327
6.75%, 07/15/33(a)(b)	17,003	17,506,129
6.88%, 09/01/32(a)(b)	15,896	16,424,208
Encompass Health Corp.
4.50%, 02/01/28(b)	9,993	9,913,132
4.63%, 04/01/31(b)	6,871	6,681,617
4.75%, 02/01/30	10,539	10,367,389
Global Medical Response, Inc., 7.38%, 10/01/32(a)	15,743	16,401,660
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(b)(g)	12,763	12,550,882
IQVIA, Inc.
5.00%, 05/15/27(a)	11,941	11,924,014
6.25%, 06/01/32(a)(b)	25,697	26,245,117
6.50%, 05/15/30(a)(b)	5,759	5,870,955
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	6,764	6,521,544
7.00%, 05/01/34(a)	12,505	12,204,022
8.38%, 02/15/32(a)(b)	10,297	10,773,880
9.88%, 08/15/30(a)	12,901	13,694,734
10.00%, 06/01/32(a)(b)	10,607	10,829,305
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	10,806	10,024,678
3.88%, 05/15/32(a)(b)	12,042	10,823,651
4.38%, 06/15/28(a)	13,733	13,544,465

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.25%, 01/15/33(a)(b)	$11,613	$11,580,213
6.50%, 02/15/31(a)	13,285	13,514,929
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	9,861	8,164,777
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(f)	10,426	7,021,275
11.50%, 12/31/30, (6.50% cash and 5.00% PIK)(a)(b)(f)	8,672	8,133,326
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	20,101	21,037,104
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	21,167	21,919,212
Radiology Partners, Inc.
8.50%, 07/15/32(a)	14,371	14,307,074
9.78%, 02/15/30, (9.78% PIK)(a)(b)(f)	9,949	9,076,507
Star Parent, Inc., 9.00%, 10/01/30(a)(b)	14,539	15,229,428
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	18,013	17,950,459
Team Health Holdings, Inc.
8.38%, 06/30/28(a)(b)	4,287	4,296,378
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(a)(b)(f)	8,186	8,605,192
Tenet Healthcare Corp.
4.25%, 06/01/29	18,935	18,438,594
4.38%, 01/15/30(b)	20,848	20,201,368
4.63%, 06/15/28	6,815	6,738,876
5.13%, 11/01/27	18,330	18,317,955
5.50%, 11/15/32(a)	21,289	21,248,510
6.00%, 11/15/33(a)(b)	10,189	10,327,061
6.13%, 10/01/28(b)	20,340	20,373,634
6.13%, 06/15/30	29,069	29,238,853
6.75%, 05/15/31(b)	19,032	19,550,171
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	16,047	15,163,212
		804,280,291
Holding Companies - Diversified — 0.8%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	13,533	12,778,753
FS KKR Capital Corp.
3.13%, 10/12/28(b)	6,442	6,039,224
6.13%, 01/15/30(b)	12,639	12,257,006
6.13%, 01/15/31(b)	6,529	6,303,627
6.88%, 08/15/29	7,723	7,702,575
7.88%, 01/15/29	2,500	2,578,125
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(g)	5,578	5,624,496
8.00%, 06/01/56, (5-year CMT + 4.30%)(g)	7,731	8,204,524
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	8,335	7,285,190
5.25%, 05/15/27	16,733	16,571,505
9.00%, 06/15/30(b)	8,809	8,473,926
9.75%, 01/15/29(b)	7,963	7,995,178
10.00%, 11/15/29(a)	11,841	11,915,586
Stena International SA
7.25%, 01/15/31(a)(b)	13,781	14,013,095
7.63%, 02/15/31(a)(b)	5,914	6,061,860
		133,804,670
Security	Par (000)	Value
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(a)	$6,411	$6,097,224
6.88%, 08/01/33(a)	6,947	6,836,277
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,775	7,264,577
6.25%, 09/15/27(a)	7,929	7,928,548
Century Communities, Inc.
3.88%, 08/15/29(a)	7,361	6,951,692
6.63%, 09/15/33(a)	7,390	7,357,703
LGI Homes, Inc.
7.00%, 11/15/32(a)(b)	5,788	5,551,560
8.75%, 12/15/28(a)	7,482	7,702,246
Mattamy Group Corp.
4.63%, 03/01/30(a)	9,964	9,511,329
6.00%, 12/15/33(a)	8,250	7,906,528
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	8,200	8,160,492
5.75%, 01/15/28(a)	7,287	7,343,675
5.75%, 11/15/32(a)	8,656	8,746,871
		97,358,722
Home Furnishings — 0.3%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	9,638	8,154,742
14.00%, 11/15/29, (16.00% PIK)(a)(b)(f)	5,005	2,502,521
Somnigroup International, Inc.
3.88%, 10/15/31(a)	11,115	10,264,514
4.00%, 04/15/29(a)	10,928	10,550,506
Whirlpool Corp.
4.75%, 02/26/29(b)	10,157	9,814,211
6.13%, 06/15/30(b)	8,856	8,658,401
6.50%, 06/15/33(b)	9,565	9,154,561
		59,099,456
Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(a)	8,074	4,918,089
10.75%, 06/30/32(a)	6,711	2,078,380
		6,996,469
Housewares — 0.5%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,269	6,873,953
4.13%, 04/30/31(a)(b)	5,331	5,013,237
Newell Brands, Inc.
6.38%, 09/15/27	6,584	6,648,498
6.38%, 05/15/30(b)	12,489	12,215,425
6.63%, 09/15/29(b)	8,233	8,225,223
6.63%, 05/15/32(b)	8,935	8,657,430
8.50%, 06/01/28(a)	19,811	20,684,772
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31(b)	6,461	6,011,700
4.38%, 02/01/32(b)	4,819	4,486,051
4.50%, 10/15/29(b)	5,053	4,939,397
		83,755,686
Insurance — 3.2%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)(b)	10,754	10,254,745
6.00%, 08/01/29(a)	6,365	6,044,072
6.75%, 07/01/32(a)	7,074	6,969,428
7.50%, 11/06/30(a)	15,641	15,880,669

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
8.25%, 02/01/29(a)	$13,769	$13,807,311
8.50%, 06/15/29(a)	6,900	6,912,992
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	9,696	9,541,070
5.88%, 11/01/29(a)(b)	5,432	5,322,275
6.50%, 10/01/31(a)(b)	13,681	13,800,564
6.75%, 10/15/27(a)	18,269	18,269,961
6.75%, 04/15/28(a)	15,598	15,756,382
7.00%, 01/15/31(a)(b)	22,102	22,504,378
7.38%, 10/01/32(a)(b)	9,247	9,085,948
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)(g)	5,702	5,567,631
AmWINS Group, Inc.
4.88%, 06/30/29(a)	10,132	9,793,991
6.38%, 02/15/29(a)	9,337	9,421,103
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	20,069	20,464,193
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(b)	25,611	25,412,515
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	49,485	51,675,246
8.38%, 02/01/34(a)	51,832	51,090,543
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(g)	5,632	5,540,294
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(g)	6,512	6,529,955
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	15,017	15,062,522
8.13%, 02/15/32(a)(b)	19,196	18,317,086
HUB International Ltd.
5.63%, 12/01/29(a)(b)	6,657	6,587,854
7.25%, 06/15/30(a)	49,146	50,733,170
7.38%, 01/31/32(a)(b)	26,778	27,455,098
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)(b)	4,651	4,350,856
8.50%, 03/15/30(a)	9,764	10,056,012
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	45,640	45,927,190
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	4,552	4,417,967
5.88%, 08/01/32(a)	16,556	16,530,577
		539,083,598
Internet — 1.7%
Arches Buyer, Inc.
4.25%, 06/01/28(a)	12,889	12,589,943
6.13%, 12/01/28(a)(b)	7,219	7,019,354
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(b)	8,066	7,501,915
7.00%, 06/15/27(a)(b)	4,174	4,151,389
Gen Digital, Inc.
6.25%, 04/01/33(a)(b)	13,092	12,755,470
6.75%, 09/30/27(a)(b)	12,112	12,165,152
7.13%, 09/30/30(a)(b)	7,371	7,478,687
Getty Images, Inc.
10.50%, 11/15/30(a)(b)	9,363	8,297,959
11.25%, 02/21/30(a)(b)	8,067	7,184,853
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	11,666	10,899,860
5.25%, 12/01/27(a)	7,844	7,819,622
Security	Par (000)	Value
Internet (continued)
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/28(a)(b)	$4,735	$4,441,233
9.00%, 08/01/29(a)	7,213	6,677,435
9.50%, 05/30/29(a)	12,177	11,421,133
Series 144@, 8.75%, 05/01/29(a)	10,542	9,775,381
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	6,387	5,740,476
4.13%, 08/01/30(a)	6,101	5,734,318
4.63%, 06/01/28(a)(b)	7,197	7,104,788
5.00%, 12/15/27(a)	5,046	5,026,986
6.13%, 09/15/33(a)	11,134	11,009,371
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(g)(h)	12,406	11,697,866
8.13%, (5-year CMT + 4.25%)(a)(b)(g)(h)	7,108	7,252,604
9.75%, 04/15/29(a)	28,908	31,659,897
Snap, Inc.
6.88%, 03/01/33(a)(b)	24,311	23,690,790
6.88%, 03/15/34(a)(b)	8,918	8,619,888
Wayfair LLC
6.75%, 11/15/32(a)(b)	11,985	12,110,310
7.25%, 10/31/29(a)	13,610	13,945,541
7.75%, 09/15/30(a)(b)	12,443	12,903,553
		286,675,774
Iron & Steel — 0.9%
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(a)	12,353	12,306,027
6.88%, 11/01/29(a)	13,122	13,340,170
7.00%, 03/15/32(a)(b)	22,007	22,001,309
7.38%, 05/01/33(a)(b)	14,944	15,081,453
7.50%, 09/15/31(a)	13,805	14,082,795
7.63%, 01/15/34(a)(b)	18,923	19,061,588
Commercial Metals Co.
5.75%, 11/15/33(a)(b)	13,325	13,334,911
6.00%, 12/15/35(a)(b)	14,612	14,584,603
Mineral Resources Ltd.
6.00%, 05/01/32(a)	3,364	3,330,360
6.25%, 05/01/34(a)	6,950	6,859,007
7.00%, 04/01/31(a)(b)	7,561	7,842,983
8.50%, 05/01/30(a)(b)	7,918	8,165,825
9.25%, 10/01/28(a)	9,924	10,303,571
		160,294,602
Leisure Time — 0.9%
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	15,933	15,509,987
6.25%, 09/15/33(a)(b)	12,211	11,817,073
6.75%, 02/01/32(a)(b)	26,378	26,241,412
7.75%, 02/15/29(a)(b)	8,986	9,380,162
NCL Finance Ltd., 6.13%, 03/15/28(a)	7,302	7,396,976
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	16,489	16,892,981
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	6,408	5,569,525
10.75%, 03/15/30(a)(b)	7,197	6,188,220
11.13%, 07/15/30(a)(b)	21,195	18,220,888
Viking Cruises Ltd.
5.88%, 10/15/33(a)	20,897	20,951,307
7.00%, 02/15/29(a)(b)	5,388	5,401,318
9.13%, 07/15/31(a)	9,900	10,402,802
		153,972,651

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 2.4%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	$13,521	$13,451,053
4.75%, 06/15/31(a)(b)	9,927	9,565,491
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)(b)	21,668	19,860,965
3.75%, 05/01/29(a)(b)	10,409	10,043,150
4.00%, 05/01/31(a)(b)	15,483	14,683,610
4.88%, 01/15/30(b)	11,134	11,043,197
5.50%, 03/31/34(a)	12,734	12,647,655
5.75%, 09/15/33(a)	13,076	13,170,877
5.88%, 04/01/29(a)	6,832	6,922,797
5.88%, 03/15/33(a)	11,986	12,123,368
6.13%, 04/01/32(a)(b)	5,555	5,655,393
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	6,932	6,414,403
5.00%, 06/01/29(a)(b)	11,566	11,172,161
6.63%, 01/15/32(a)	14,605	14,750,558
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)(b)	5,943	5,676,654
6.50%, 10/01/33(a)(b)	9,423	9,047,608
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	17,389	16,988,542
5.63%, 07/17/27(a)(b)	4,855	4,844,084
5.75%, 07/21/28(a)	11,745	11,673,629
6.50%, 09/24/33(a)(b)	7,625	7,544,074
7.63%, 04/17/32(a)(b)	11,405	11,754,806
MGM Resorts International
4.75%, 10/15/28(b)	11,326	11,224,451
5.50%, 04/15/27	6,208	6,220,396
6.13%, 09/15/29(b)	10,727	10,858,900
6.50%, 04/15/32(b)	8,692	8,804,591
Station Casinos LLC
4.50%, 02/15/28(a)(b)	9,871	9,707,445
4.63%, 12/01/31(a)(b)	7,376	6,937,333
6.63%, 03/15/32(a)(b)	8,290	8,377,173
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	16,161	15,362,152
6.50%, 01/15/28(a)(b)	4,759	4,748,967
Travel and Leisure Co.
4.50%, 12/01/29(a)(b)	8,298	8,009,493
6.00%, 04/01/27	2,953	2,957,578
6.13%, 09/01/33(a)	6,527	6,458,307
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(a)	5,000	4,925,000
5.63%, 03/01/33(a)	9,052	8,952,946
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	13,505	13,199,197
5.50%, 10/01/27(a)(b)	8,504	8,474,421
5.63%, 08/26/28(a)	19,850	19,725,987
6.75%, 02/15/34(a)	16,429	16,456,211
		400,434,623
Machinery — 0.4%
Chart Industries, Inc.
7.50%, 01/01/30(a)	16,692	17,335,238
9.50%, 01/01/31(a)	5,966	6,272,772
Esab Corp.
5.63%, 04/01/31(a)	18,204	18,377,768
6.25%, 04/15/29(a)	5,000	5,075,000
Security	Par (000)	Value
Machinery (continued)
Terex Corp.
5.00%, 05/15/29(a)	$7,837	$7,775,419
6.25%, 10/15/32(a)(b)	9,668	9,803,787
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)(b)	604	604,652
		65,244,636
Manufacturing — 0.3%
Avient Corp.
6.25%, 11/01/31(a)(b)	8,994	9,122,344
7.13%, 08/01/30(a)(b)	9,728	9,897,389
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	12,952	13,244,579
6.25%, 03/15/33(a)	10,498	10,775,620
		43,039,932
Media — 8.9%
AMC Global Media, Inc., 10.50%, 07/15/32(a)	932	960,911
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	40,871	37,033,172
4.25%, 01/15/34(a)(b)	26,886	22,569,958
4.50%, 08/15/30(a)(b)	38,214	35,614,856
4.50%, 05/01/32(b)	40,465	35,479,259
4.50%, 06/01/33(a)(b)	26,879	23,101,476
4.75%, 03/01/30(a)	39,983	37,829,488
4.75%, 02/01/32(a)(b)	16,686	14,972,556
5.00%, 02/01/28(a)	39,190	38,738,802
5.13%, 05/01/27(a)	11,301	11,289,233
5.38%, 06/01/29(a)	24,157	23,780,955
6.38%, 09/01/29(a)	23,030	23,074,955
7.00%, 02/01/33(a)(b)	24,453	24,118,950
7.38%, 03/01/31(a)(b)	14,846	15,000,271
7.38%, 02/01/36(a)(b)	20,603	20,130,676
CSC Holdings LLC
3.38%, 02/15/31(a)	11,847	6,838,681
4.13%, 12/01/30(a)	13,343	7,768,962
4.50%, 11/15/31(a)	17,964	10,416,125
4.63%, 12/01/30(a)	28,452	10,056,075
5.00%, 11/15/31(a)	4,846	1,701,776
5.38%, 02/01/28(a)	11,086	8,187,011
5.50%, 04/15/27(a)	12,823	10,817,002
5.75%, 01/15/30(a)	28,003	9,920,939
6.50%, 02/01/29(a)	21,235	13,142,252
7.50%, 04/01/28(a)	13,638	7,336,971
11.25%, 05/15/28(a)	12,399	10,188,568
11.75%, 01/31/29(a)	26,473	18,944,741
Directv Financing LLC, 8.88%, 02/01/30(a)	33,696	34,275,308
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	23,997	23,891,413
10.00%, 02/15/31(a)(b)	32,726	34,049,475
Discovery Communications LLC
3.63%, 05/15/30	11,436	10,704,868
3.95%, 03/20/28(b)	17,242	16,952,859
4.13%, 05/15/29	8,247	8,032,562
5.00%, 09/20/37(b)	5,355	4,099,339
6.35%, 06/01/40	5,724	4,500,674
DISH DBS Corp.
5.25%, 12/01/26(a)	11,625	11,521,958
5.75%, 12/01/28(a)	36,369	35,720,330
7.38%, 07/01/28	15,347	15,005,089
5.13%, 06/01/29	22,800	20,962,530

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
DISH Network Corp., 11.75%, 11/15/27(a)	$49,644	$51,246,776
EchoStar Corp.
6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(b)(f)	34,784	35,308,170
10.75%, 11/30/29	60,486	65,602,541
EW Scripps Co. (The), 9.88%, 08/15/30(a)	10,001	9,990,874
Gray Media, Inc.
4.75%, 10/15/30(a)	13,432	10,737,368
5.38%, 11/15/31(a)(b)	15,946	12,454,111
7.25%, 08/15/33(a)(b)	11,193	11,390,698
9.63%, 07/15/32(a)	14,227	14,463,969
10.50%, 07/15/29(a)(b)	18,213	19,332,666
iHeartCommunications, Inc.
7.75%, 08/15/30(a)	10,430	10,092,426
9.13%, 05/01/29(a)(b)	11,981	11,969,105
10.88%, 05/01/30(a)	9,460	9,006,622
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	10,134	6,485,760
6.75%, 10/15/27(a)	14,681	9,957,676
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	11,954	11,830,754
7.38%, 09/01/31(a)	8,279	8,551,229
8.00%, 08/01/29(a)	9,186	9,198,343
Nexstar Media, Inc.
4.75%, 11/01/28(a)	14,899	14,661,994
6.50%, 09/15/33(a)	34,502	34,783,643
7.25%, 04/15/34(a)	9,240	9,302,918
Paramount Global
3.38%, 02/15/28	5,000	4,856,250
3.70%, 06/01/28	5,000	4,856,250
4.20%, 06/01/29	5,000	4,812,500
4.20%, 05/19/32(b)	11,369	9,920,969
4.95%, 01/15/31(b)	13,831	13,059,283
Scripps Escrow II, Inc., 3.88%, 01/15/29(a)(b)	5,618	5,325,267
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	7,276	6,433,803
8.13%, 02/15/33(a)	19,633	20,340,638
9.75%, 02/15/33(a)	5,000	5,500,000
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	19,554	17,694,776
4.00%, 07/15/28(a)(b)	31,150	30,276,442
4.13%, 07/01/30(a)	23,246	21,618,780
5.00%, 08/01/27(a)	22,647	22,562,287
5.50%, 07/01/29(a)(b)	18,628	18,483,260
5.88%, 04/15/32(a)(b)	19,255	18,946,727
Sunrise FinCo I BV, 4.88%, 07/15/31(a)(b)	16,554	15,905,484
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	15,200	15,023,300
Univision Communications, Inc.
4.50%, 05/01/29(a)	15,130	14,436,715
7.38%, 06/30/30(a)	13,943	13,924,410
8.50%, 07/31/31(a)	17,058	17,320,966
8.88%, 04/15/33(a)(b)	10,998	11,056,228
9.38%, 08/01/32(a)(b)	21,180	21,901,603
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	14,810	15,321,420
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	14,432	12,108,448
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)(b)	6,860	6,171,980
Security	Par (000)	Value
Media (continued)
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	$14,663	$13,016,272
5.50%, 05/15/29(a)	20,796	20,040,585
VZ Secured Financing BV
5.00%, 01/15/32(a)	23,373	20,518,065
7.50%, 01/15/33(a)	18,338	17,761,470
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	6,776	5,939,816
Ziggo BV, 4.88%, 01/15/30(a)	16,198	15,261,809
		1,505,494,472
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(a)(b)	4,719	4,658,966
6.38%, 06/15/30(a)	50	50,794
		4,709,760
Mining — 0.9%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	5,918	5,750,022
7.13%, 03/15/31(a)(b)	10,718	11,142,326
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	5,309	5,428,461
6.38%, 09/15/32(a)	5,793	5,951,450
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	8,615	9,007,528
11.50%, 10/01/31(a)	7,554	8,170,392
Constellium SE, 3.75%, 04/15/29(a)(b)	3,710	3,573,520
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(a)	7,350	7,304,353
5.88%, 04/15/30(a)	5,783	5,894,721
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	15,074	14,420,316
6.13%, 04/15/32(a)(b)	10,528	10,880,825
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	6,251	5,986,029
5.88%, 03/01/34(a)(b)	6,423	6,430,557
Novelis Corp.
3.88%, 08/15/31(a)(b)	10,708	9,722,569
4.75%, 01/30/30(a)	22,703	21,707,067
6.38%, 08/15/33(a)	9,614	9,646,333
6.88%, 01/30/30(a)(b)	12,074	12,365,261
		153,381,730
Office & Business Equipment — 0.1%
Xerox Corp.
10.25%, 10/15/30(a)	5,066	4,233,656
13.50%, 04/15/31(a)	6,355	3,567,538
Xerox Holdings Corp.
5.50%, 08/15/28(a)	9,295	4,445,334
8.88%, 11/30/29(a)	6,114	2,221,828
		14,468,356
Oil & Gas — 4.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	16,891	17,634,616
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	6,262	6,271,067
6.63%, 10/15/32(a)	7,823	8,031,919
6.63%, 07/15/33(a)	6,379	6,557,823
California Resources Corp.
7.00%, 01/15/34(a)(b)	9,694	9,889,771
8.25%, 06/15/29(a)	8,227	8,566,878

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	$8,726	$9,244,855
Caturus Energy LLC
7.13%, 05/15/31(a)	6,540	6,554,333
8.50%, 02/15/30(a)	5,000	5,237,500
Chord Energy Corp.
6.00%, 10/01/30(a)	9,971	10,168,426
6.75%, 03/15/33(a)	11,297	11,747,208
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	13,718	14,137,747
CNX Resources Corp.
5.88%, 03/01/34(a)	7,220	7,165,102
7.25%, 03/01/32(a)	8,961	9,328,250
7.38%, 01/15/31(a)	6,514	6,717,064
Comstock Resources, Inc.
5.88%, 01/15/30(a)(b)	16,354	15,814,931
6.75%, 03/01/29(a)	26,672	26,586,791
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	15,000	15,335,937
7.63%, 04/01/32(a)	16,269	16,761,345
7.88%, 04/15/32(a)(b)	16,464	17,059,126
8.38%, 01/15/34(a)(b)	9,412	9,944,283
CVR Energy, Inc.
7.50%, 02/15/31(a)(b)	9,772	9,893,613
7.88%, 02/15/34(a)	6,340	6,353,697
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(i)	6,839	6,742,820
5.88%, 03/30/31(a)(i)	7,141	6,842,489
8.50%, 09/30/33(a)(i)	9,731	10,323,095
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)(b)	7,666	7,663,878
6.00%, 04/15/30(a)	7,173	7,140,880
6.00%, 02/01/31(a)	8,240	8,139,599
6.25%, 11/01/28(a)	8,889	8,926,303
6.25%, 04/15/32(a)	6,681	6,624,345
6.88%, 05/15/34(a)(b)	6,412	6,444,231
7.25%, 02/15/35(a)(b)	13,050	13,297,134
8.38%, 11/01/33(a)(b)	8,087	8,659,663
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(i)	4,428	4,445,676
6.75%, 06/30/30(a)(i)	5,571	5,738,462
Matador Resources Co.
6.00%, 04/15/34(a)	11,098	11,133,450
6.25%, 04/15/33(a)(b)	10,357	10,518,877
6.50%, 04/15/32(a)	14,234	14,513,865
Murphy Oil Corp., 6.50%, 02/15/34(b)	7,964	8,020,779
Nabors Industries, Inc.
7.63%, 11/15/32(a)(b)	9,642	10,059,694
8.88%, 08/15/31(a)(b)	7,407	7,814,385
9.13%, 01/31/30(a)	10,190	10,696,107
Noble Finance II LLC, 8.00%, 04/15/30(a)	18,989	19,733,012
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	11,436	11,842,055
8.75%, 06/15/31(a)(b)	7,158	7,474,164
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	13,023	12,999,288
7.88%, 09/15/30(a)(b)	8,630	8,836,090
9.88%, 03/15/30(a)(b)	14,014	15,053,264
Permian Resources Operating LLC
5.88%, 07/01/29(a)	1,390	1,390,608
6.25%, 02/01/33(a)(b)	3,463	3,546,478
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 01/15/32(a)(b)	$4,557	$4,734,560
SM Energy Co.
6.50%, 07/15/28	5,776	5,788,333
6.63%, 04/15/34(a)(b)	13,818	13,998,371
6.75%, 08/01/29(a)	9,934	10,183,141
7.00%, 08/01/32(a)(b)	9,903	10,159,550
8.63%, 11/01/30(a)	12,521	13,233,931
8.75%, 07/01/31(a)(b)	18,442	19,338,820
9.63%, 06/15/33(a)(b)	10,265	11,448,575
Sunoco LP
4.50%, 10/01/29(a)	12,711	12,403,426
4.63%, 05/01/30(a)	12,945	12,587,800
5.38%, 07/15/31(a)	7,595	7,549,740
5.63%, 03/15/31(a)	15,655	15,706,201
5.63%, 07/15/34(a)	8,051	7,941,946
5.88%, 07/15/27(a)(b)	3,632	3,635,021
5.88%, 03/15/34(a)	12,289	12,253,147
6.25%, 07/01/33(a)(b)	13,925	14,219,931
6.63%, 08/15/32(a)	7,577	7,741,735
7.00%, 05/01/29(a)	9,302	9,553,340
7.25%, 05/01/32(a)(b)	10,806	11,308,292
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	10,537	10,345,100
4.50%, 04/30/30	11,215	10,889,152
5.88%, 03/15/28	4,203	4,207,335
7.00%, 09/15/28(a)(b)	5,761	5,900,954
Talos Production, Inc.
9.00%, 02/01/29(a)	8,853	9,238,411
9.38%, 02/01/31(a)(b)	7,691	8,183,162
Transocean International Ltd.
7.88%, 10/15/32(a)	6,306	6,755,832
8.25%, 05/15/29(a)(b)	12,965	13,467,121
8.50%, 05/15/31(a)(b)	11,420	12,082,608
8.75%, 02/15/30(a)	9,194	9,642,129
Valaris Ltd., 8.38%, 04/30/30(a)	14,951	15,570,981
		819,691,618
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	9,382	9,646,837
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)	11,454	11,504,413
Kodiak Gas Services LLC
5.88%, 04/01/31(a)	16,711	16,823,969
6.50%, 10/01/33(a)(b)	11,212	11,465,833
6.75%, 10/01/35(a)(b)	9,288	9,640,344
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)(b)	11,723	11,830,424
7.13%, 03/15/29(a)	15,772	16,272,400
WBI Operating LLC
6.25%, 10/15/30(a)(b)	11,793	11,950,083
6.50%, 10/15/33(a)	10,013	10,116,955
Weatherford International Ltd., 6.75%, 10/15/33(a)(b)	15,287	15,841,562
		125,092,820
Packaging & Containers — 1.9%
Ardagh Group SA
9.50%, 12/01/30(a)	20,132	21,342,427
12.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(a)(f)	14,855	13,312,903

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)	$6,779	$6,481,656
4.00%, 09/01/29(a)	14,908	13,917,085
6.25%, 01/30/31(a)(b)	8,639	8,697,255
Ball Corp.
2.88%, 08/15/30(b)	17,943	16,348,472
3.13%, 09/15/31(b)	11,257	10,216,401
5.50%, 09/15/33(b)	9,601	9,625,895
6.00%, 06/15/29(b)	11,884	12,077,551
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	8,459	8,323,821
6.75%, 04/15/32(a)	20,322	19,095,295
6.88%, 01/15/30(a)	8,645	8,490,773
8.75%, 04/15/30(a)(b)	18,495	16,790,643
Crown Americas LLC
5.25%, 04/01/30(b)	6,208	6,231,050
5.88%, 06/01/33(b)	9,868	9,931,437
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	7,351	7,100,499
3.75%, 02/01/30(a)(b)	7,501	6,998,771
6.38%, 07/15/32(a)(b)	8,676	8,665,003
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)(b)	40,209	40,560,829
9.25%, 04/15/30(a)(b)	21,230	20,247,476
OI European Group BV, 4.75%, 02/15/30(a)(b)	3,018	2,801,866
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(a)	5,497	5,497,972
7.25%, 05/15/31(a)(b)	9,741	9,301,031
Sword Purchaser LLC
8.25%, 04/15/33(a)(b)	12,471	12,720,420
10.50%, 04/15/34(a)(b)	6,095	6,200,630
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	7,434	7,769,450
12.25%, 01/15/31(a)	8,452	9,200,669
		317,947,280
Pharmaceuticals — 2.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	85,071	87,846,441
Accendra Health, Inc.
4.50%, 03/31/29(a)(b)	5,129	3,430,043
6.63%, 04/01/30(a)(b)	5,530	2,983,117
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	5,960	5,766,442
5.13%, 03/01/30(a)(b)	8,205	7,977,229
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	10,121	9,525,392
5.00%, 01/30/28(a)	5,200	4,442,360
5.00%, 02/15/29(a)	6,244	4,540,169
5.25%, 01/30/30(a)	11,923	7,741,723
5.25%, 02/15/31(a)	5,212	3,111,629
6.25%, 02/15/29(a)	9,866	7,277,121
11.00%, 09/30/28(a)	10,682	11,098,330
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(g)	10,889	11,268,183
7.00%, 03/10/55, (5-year CMT + 2.89%)(g)	30,992	32,156,137
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	12,875	13,646,202
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)(b)	7,503	7,047,324
Security	Par (000)	Value
Pharmaceuticals (continued)
7.75%, 05/01/33(a)	$11,095	$11,318,994
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	20,862	20,397,977
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	33,453	33,035,269
5.13%, 04/30/31(a)(b)	27,667	27,491,730
6.75%, 05/15/34(a)	8,712	9,186,280
7.88%, 05/15/34(a)(b)	8,008	8,575,067
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	7,228	7,217,309
5.13%, 05/09/29(b)	13,456	13,495,006
6.00%, 12/01/32	7,930	8,257,277
6.75%, 03/01/28(b)	18,957	19,444,940
8.13%, 09/15/31	6,864	7,743,700
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30(b)	9,208	9,445,740
		395,467,131
Pipelines — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	8,368	8,354,339
5.75%, 01/15/28(a)	7,230	7,226,700
5.75%, 10/15/33(a)	9,036	9,030,868
5.75%, 07/01/34(a)	8,410	8,400,870
6.63%, 02/01/32(a)	7,198	7,388,675
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	4,699	4,861,875
7.25%, 07/15/32(a)(b)	6,893	7,208,359
Buckeye Partners LP
4.13%, 12/01/27	5,227	5,145,170
4.50%, 03/01/28(a)	5,786	5,730,694
6.75%, 02/01/30(a)	6,657	6,878,771
6.88%, 07/01/29(a)(b)	8,163	8,422,460
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	20,223	19,997,991
7.50%, 12/15/33(a)(b)	6,681	7,105,092
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	5,315	5,320,553
7.38%, 06/30/33(a)(b)	9,760	10,069,363
8.63%, 03/15/29(a)	15,363	16,009,761
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(g)	17,880	17,897,898
6.75%, 02/15/56, (5-year CMT + 2.48%)(b)(g)	10,728	10,871,934
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(g)	4,671	4,793,482
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)(g)	11,126	11,809,151
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34(b)	12,040	12,144,676
7.88%, 05/15/32(b)	11,702	12,255,374
8.00%, 05/15/33	9,168	9,651,876
8.25%, 01/15/29	8,886	9,231,347
8.88%, 04/15/30	5,996	6,280,182
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(a)(b)	6,471	6,617,784
8.25%, 01/15/32(a)(b)	6,675	6,999,077
Harvest Midstream I LP
7.50%, 09/01/28(a)	12,649	12,738,226
7.50%, 05/15/32(a)	6,250	6,508,254

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/30(a)	$8,645	$8,384,360
5.13%, 06/15/28(a)	7,684	7,655,640
5.50%, 10/15/30(a)	3,807	3,805,325
5.88%, 03/01/28(a)	11,414	11,516,395
6.50%, 06/01/29(a)	8,143	8,337,846
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)(b)	10,592	10,761,620
7.38%, 07/15/32(a)	7,468	7,780,272
ITT Holdings LLC, 6.50%, 08/01/29(a)	18,776	18,486,697
Kinetik Holdings LP
5.88%, 06/15/30(a)	16,187	16,217,304
6.63%, 12/15/28(a)	17,683	18,037,937
New Fortress Energy, Inc., 6.50%, 09/30/26(a)(c)(e)	6,334	1,155,686
NFE Financing LLC, 12.00%, 11/15/29(a)(c)(e)	38,862	17,047,507
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	11,221	11,630,776
8.38%, 02/15/32(a)	19,829	20,793,316
NuStar Logistics LP, 6.38%, 10/01/30(b)	4,050	4,208,619
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)	8,086	7,971,678
6.75%, 03/15/33(a)	6,430	6,697,760
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(g)	8,019	8,465,444
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)(g)	5,272	5,495,669
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	9,662	9,642,551
6.00%, 12/31/30(a)(b)	11,386	11,441,466
6.00%, 09/01/31(a)	5,591	5,620,271
6.75%, 03/15/34(a)	10,799	11,037,565
7.38%, 02/15/29(a)	13,749	14,145,934
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	16,558	14,733,640
6.00%, 05/01/36(a)	6,755	6,790,223
6.25%, 01/15/30(a)	15,027	15,467,916
3.88%, 08/15/29(a)	19,107	18,297,520
4.13%, 08/15/31(a)	19,115	17,928,341
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	20,399	21,007,918
8.13%, 06/01/28(a)(b)	29,766	30,457,378
8.38%, 06/01/31(a)(b)	31,275	32,594,752
9.50%, 02/01/29(a)	43,501	47,498,476
9.88%, 02/01/32(a)(b)	31,038	33,316,220
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)(b)	24,511	25,276,481
6.50%, 01/15/34(a)	31,314	32,803,898
6.50%, 06/15/34(a)(b)	20,167	21,026,316
6.75%, 01/15/36(a)	29,733	31,587,471
7.50%, 05/01/33(a)(b)	20,269	22,497,238
7.75%, 05/01/35(a)(b)	19,531	21,933,508
		904,505,736
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	9,636	9,646,630
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	5,426	5,172,750
Security	Par (000)	Value
Real Estate (continued)
5.75%, 01/15/29(a)	$7,697	$7,538,831
9.75%, 04/15/30(a)	6,443	6,892,248
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	8,953	8,957,790
8.88%, 09/01/31(a)(b)	5,354	5,631,307
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	9,667	9,307,629
4.38%, 02/01/31(a)	11,404	10,671,808
5.88%, 03/01/32(a)	7,597	7,430,469
6.13%, 03/01/34(a)(b)	9,361	9,165,964
Kennedy-Wilson, Inc.
4.75%, 03/01/29	8,222	8,144,277
4.75%, 02/01/30	7,809	7,710,782
5.00%, 03/01/31(b)	7,903	7,852,431
		104,122,916
Real Estate Investment Trusts — 2.9%
Brandywine Operating Partnership LP
3.95%, 11/15/27	7,617	7,430,711
8.88%, 04/12/29(b)	9,338	9,779,594
Diversified Healthcare Trust
4.38%, 03/01/31(b)	6,748	6,074,302
4.75%, 02/15/28(b)	7,114	6,915,779
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	5,517	4,707,099
3.95%, 11/01/27	6,446	6,231,870
4.65%, 04/01/29(b)	7,143	6,393,664
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)(b)	9,663	9,322,379
Iron Mountain, Inc.
4.50%, 02/15/31(a)(b)	14,610	14,042,401
4.88%, 09/15/27(a)	12,556	12,519,040
4.88%, 09/15/29(a)(b)	16,843	16,652,814
5.00%, 07/15/28(a)	6,164	6,139,138
5.25%, 03/15/28(a)	10,706	10,694,165
5.25%, 07/15/30(a)	20,325	20,159,859
5.63%, 07/15/32(a)(b)	8,539	8,476,171
6.25%, 01/15/33(a)(b)	17,840	18,094,238
7.00%, 02/15/29(a)	14,040	14,341,201
Millrose Properties, Inc.
6.25%, 09/15/32(a)(b)	12,596	12,659,956
6.38%, 08/01/30(a)	20,145	20,351,486
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	20,584	14,733,426
4.63%, 08/01/29	15,176	12,542,281
5.00%, 10/15/27(b)	21,003	20,474,924
8.50%, 02/15/32(a)(b)	21,982	22,805,391
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	10,102	9,807,823
5.88%, 10/01/28(a)	11,668	11,638,289
7.00%, 02/01/30(a)(b)	8,655	8,833,707
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	7,595	7,445,444
5.75%, 03/15/34(a)	10,990	10,913,290
6.50%, 04/01/32(a)(b)	16,826	17,274,581
6.50%, 06/15/33(a)	8,598	8,850,408
7.25%, 07/15/28(a)(b)	4,297	4,392,069
Rithm Capital Corp.
8.00%, 04/01/29(a)(b)	10,918	10,961,185
8.00%, 07/15/30(a)	6,599	6,600,787

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
SBA Communications Corp., 3.13%, 02/01/29	$17,259	$16,622,907
Service Properties Trust
3.95%, 01/15/28(b)	5,000	4,847,631
4.38%, 02/15/30(b)	4,860	4,376,369
4.95%, 10/01/29(b)	5,392	5,056,517
8.63%, 11/15/31(a)	13,370	14,052,267
8.88%, 06/15/32(b)	7,282	7,466,082
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)	7,116	7,087,540
5.75%, 01/15/31(a)	9,223	9,202,802
6.00%, 04/15/30(a)	6,796	6,871,050
6.50%, 07/01/30(a)	7,977	8,184,861
6.50%, 10/15/30(a)(b)	8,026	8,242,670
7.25%, 04/01/29(a)	10,369	10,746,238
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	9,511	9,188,023
		490,204,429
Retail — 4.6%
Advance Auto Parts, Inc.
3.90%, 04/15/30	7,082	6,630,501
7.00%, 08/01/30(a)(b)	14,748	15,192,396
7.38%, 08/01/33(a)(b)	14,450	14,904,766
Asbury Automotive Group, Inc.
4.50%, 03/01/28	4,192	4,147,727
4.63%, 11/15/29(a)(b)	10,619	10,332,936
4.75%, 03/01/30(b)	5,160	5,015,829
5.00%, 02/15/32(a)(b)	10,860	10,385,090
Bath & Body Works, Inc.
5.25%, 02/01/28(b)	6,098	6,109,850
6.63%, 10/01/30(a)(b)	10,633	10,773,311
7.50%, 06/15/29(b)	6,080	6,165,738
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	9,889	9,517,410
3.88%, 01/15/28(a)	22,234	21,810,887
4.00%, 10/15/30(a)	46,302	44,047,940
4.38%, 01/15/28(a)	11,032	10,901,464
5.63%, 09/15/29(a)	7,608	7,680,672
6.13%, 06/15/29(a)	17,761	18,074,871
Carvana Co.
9.00%, 06/01/30, (9.00 % Cash)(a)(f)	20,344	21,150,888
9.00%, 06/01/31, (9.00 % Cash)(a)(b)(f)	20,743	22,923,398
EG Global Finance PLC, 12.00%, 11/30/28(a)	13,852	14,777,701
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)(b)	13,175	12,844,834
9.25%, 01/15/31(a)(b)	10,896	11,430,149
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)	13,518	13,133,776
6.75%, 01/15/30(a)(b)	17,519	17,010,949
FirstCash, Inc.
4.63%, 09/01/28(a)	5,446	5,361,621
5.63%, 01/01/30(a)	7,233	7,203,818
6.13%, 05/01/34(a)	5,670	5,662,912
6.88%, 03/01/32(a)(b)	6,202	6,352,533
Gap, Inc.(The)
3.63%, 10/01/29(a)	9,986	9,408,934
3.88%, 10/01/31(a)(b)	10,186	9,304,992
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	8,678	8,263,149
8.75%, 01/15/32(a)(b)	8,269	7,502,464
Security	Par (000)	Value
Retail (continued)
11.50%, 08/15/29(a)(b)	$9,998	$10,115,376
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	11,252	10,954,118
6.38%, 01/15/30(a)(b)	6,894	6,995,755
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	8,713	8,701,406
Kohl's Corp., 5.13%, 05/01/31	8,844	7,216,371
LBM Acquisition LLC
6.25%, 01/15/29(a)	12,380	8,559,222
9.50%, 06/15/31(a)	14,367	12,526,048
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	16,053	15,706,026
8.25%, 08/01/31(a)	13,460	14,070,371
Lithia Motors, Inc.
3.88%, 06/01/29(a)	10,111	9,691,948
4.38%, 01/15/31(a)(b)	7,474	7,086,232
4.63%, 12/15/27(a)(b)	2,952	2,932,226
5.50%, 10/01/30(a)(b)	8,256	8,214,442
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	5,352	5,354,402
7.38%, 08/01/33(a)(b)	6,979	7,234,588
Michaels Companies, Inc.(The)
8.50%, 03/15/33(a)	31,715	31,325,819
11.00%, 03/15/34(a)(b)	12,511	12,075,162
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	5,642	5,274,613
4.75%, 09/15/29(b)	5,446	5,386,104
Nordstrom, Inc.
4.25%, 08/01/31(b)	6,312	5,814,383
4.38%, 04/01/30(b)	7,045	6,692,715
Park River Holdings, Inc.
8.00%, 03/15/31(a)(b)	11,155	11,195,529
8.75%, 12/31/30(a)(b)	7,239	6,859,293
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	31,456	31,796,584
10.00%, 09/15/33(a)(b)	11,868	11,994,751
QXO Building Products, Inc., 6.75%, 04/30/32(a)	29,461	29,976,824
SAKS Global Enterprises LLC, 11.00%, 12/15/29(a)(b)(c)(e)	23,484	234,835
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	7,313	7,144,033
4.88%, 11/15/31(a)(b)	6,491	6,225,523
Staples, Inc.
10.75%, 09/01/29(a)	36,714	35,146,558
12.75%, 01/15/30(a)	12,153	9,022,887
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	8,652	8,320,628
Yum! Brands, Inc.
3.63%, 03/15/31	12,011	11,194,618
4.63%, 01/31/32	12,396	11,927,755
4.75%, 01/15/30(a)	8,986	8,885,084
5.38%, 04/01/32(b)	11,441	11,450,240
		777,325,975
Semiconductors — 0.5%
Entegris, Inc.
3.63%, 05/01/29(a)(b)	4,494	4,291,981
4.38%, 04/15/28(a)(b)	3,653	3,599,533
4.75%, 04/15/29(a)	21,996	21,838,014
5.95%, 06/15/30(a)(b)	11,850	11,993,424

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Kioxia Holdings Corp.
6.25%, 07/24/30(a)	$18,064	$18,589,753
6.63%, 07/24/33(a)	17,192	17,962,231
		78,274,936
Software — 2.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)(b)	32,800	31,271,989
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)	12,198	7,318,800
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)	12,032	7,219,200
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	54,774	53,376,058
6.63%, 08/15/33(a)(b)	13,470	12,067,661
8.25%, 06/30/32(a)	28,046	26,741,861
9.00%, 09/30/29(a)(b)	54,895	53,945,317
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	27,851	27,651,810
9.25%, 06/01/30(a)(b)	32,036	32,417,103
9.75%, 10/01/31(a)(b)	6,845	6,886,203
Fair Isaac Corp.
4.00%, 06/15/28(a)	11,830	11,537,223
6.00%, 05/15/33(a)(b)	20,190	19,920,564
6.25%, 09/15/34(a)	14,584	14,365,346
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(a)(b)	12,614	12,984,503
8.75%, 07/01/34(a)(b)	11,186	11,625,225
Open Text Corp.
3.88%, 02/15/28(a)(b)	12,016	11,613,399
3.88%, 12/01/29(a)(b)	12,970	11,701,935
Open Text Holdings, Inc.
4.13%, 02/15/30(a)(b)	13,609	12,267,615
4.13%, 12/01/31(a)(b)	9,562	8,162,590
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	15,506	14,700,929
Rocket Software, Inc.
6.50%, 02/15/29(a)	9,090	8,099,372
9.00%, 11/28/28(a)	13,256	13,147,802
SS&C Technologies, Inc.
5.50%, 09/30/27(a)	26,726	26,703,622
6.50%, 06/01/32(a)(b)	8,819	8,919,125
Twilio, Inc.
3.63%, 03/15/29(b)	6,389	6,138,411
3.88%, 03/15/31(b)	6,040	5,643,493
UKG, Inc., 6.88%, 02/01/31(a)(b)	31,899	31,004,058
		487,431,214
Telecommunications — 6.2%
Altice Financing SA
5.00%, 01/15/28(a)	17,016	12,579,844
5.75%, 08/15/29(a)	28,624	21,011,221
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	15,181	14,981,938
Altice France SA
6.50%, 04/15/32(a)	28,874	28,379,665
6.88%, 10/15/30(a)	11,429	11,228,546
6.88%, 07/15/32(a)	20,946	20,600,888
9.50%, 11/01/29(a)	20,207	20,623,746
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	33,686	33,364,491
APLD ComputeCo LLC, 9.25%, 12/15/30(a)(b)	36,723	39,449,602
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(g)	12,945	13,299,628
7.00%, 09/15/55, (5-year CMT + 2.36%)(g)	15,896	16,483,907
Security	Par (000)	Value
Telecommunications (continued)
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	$27,317	$27,739,698
British Telecommunications PLC, 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(g)	4,064	3,917,188
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	24,390	25,287,152
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	31,280	32,987,772
Connect Holding II LLC, 10.50%, 04/03/31(a)(b)	36,048	36,722,245
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	18,245	18,186,627
Edged Compute LLC, 7.50%, 04/30/31(a)	16,090	15,777,754
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,126	7,114,246
Series 2034, 6.00%, 09/30/34(a)(b)	6,467	6,207,175
Series 2036, 7.20%, 07/18/36(a)	7,583	7,592,479
Series 2038, 7.72%, 06/04/38(a)(b)	6,784	6,784,237
Flash Compute LLC, 7.25%, 12/31/30(a)(b)	19,885	20,286,065
Iliad Holding SAS
7.00%, 10/15/28(a)	15,620	15,709,034
7.00%, 04/15/32(a)	11,721	11,898,433
8.50%, 04/15/31(a)	14,928	15,806,810
Level 3 Financing, Inc.
3.75%, 07/15/29(a)(b)	6,501	6,141,381
6.88%, 06/30/33(a)	30,977	32,000,712
7.00%, 03/31/34(a)(b)	32,878	34,169,530
8.50%, 01/15/36(a)(b)	26,566	28,473,476
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	25,690	25,684,456
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	22,415	22,220,765
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(g)	5,000	5,081,250
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(g)	11,985	12,235,184
7.13%, 04/15/55, (5-year CMT + 2.62%)(g)	14,062	14,525,718
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	54,469	53,559,095
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(g)	9,549	9,662,896
7.00%, 10/15/55, (5-year CMT + 2.71%)(g)	11,214	11,602,553
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(b)(g)	10,684	10,678,083
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(g)	9,261	9,199,349
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	6,280	6,261,791
6.50%, 02/15/29(a)(b)	15,879	15,590,888
8.63%, 06/15/32(a)(b)	23,996	25,107,680
Series Feb, 8.63%, 06/15/32(a)	74	77,428
Viasat, Inc.
6.50%, 07/15/28(a)	5,015	5,002,814
7.50%, 05/30/31(a)(b)	9,998	10,006,841
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	18,165	15,668,947
4.75%, 07/15/31(a)	18,222	15,786,119
6.75%, 01/15/33(a)	14,304	13,083,423
7.75%, 04/15/32(a)	12,663	12,321,153
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(g)	11,216	10,423,092
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(g)	26,743	27,822,361
Windstream Services LLC, 7.50%, 10/15/33(a)	19,435	20,480,420

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	$32,377	$34,254,374
WULF Compute LLC, 7.75%, 10/15/30(a)	41,733	43,879,032
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(a)(b)(f)	17,054	17,064,858
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(b)(f)	10,787	10,616,850
		1,042,702,910
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	13,909	1,284,844
XPO, Inc.
7.13%, 06/01/31(a)(b)	5,570	5,765,321
7.13%, 02/01/32(a)(b)	7,348	7,661,939
		14,712,104
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	13,711	13,711,681
5.88%, 04/15/33(a)(b)	8,406	8,366,130
7.00%, 05/01/31(a)	10,800	11,163,390
7.00%, 06/15/32(a)	12,095	12,517,146
7.88%, 12/01/30(a)	6,949	7,294,842
		53,053,189
Total Corporate Bonds & Notes — 97.6% (Cost: $17,025,010,283)		16,465,824,179
Floating Rate Loan Interests(g)
Retail — 0.2%
SAKS Global Enterprises LLC
DIP First Out Interim Delayed Draw Term Loan, 0.00%, 01/14/33(j)	28,119	25,892,485
DIP Second Out Roll-Up DDTL, 0.00%, 07/15/26(j)	18,646	8,250,930
Total Floating Rate Loan Interests — 0.2% (Cost: $42,818,536)		34,143,415
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(a)(b)(d)	10,656	65,854
Security	Shares	Value
Aerospace & Defense (continued)
Incora Top Holdco LLC, NVS(d)	192,451	$1,189,347
		1,255,201
Total Common Stocks — 0.0% (Cost $20,944,592)		1,255,201
Total Long-Term Investments — 97.8% (Cost: $17,088,773,411)		16,501,222,795
Short-Term Securities
Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(k)(l)(m)	2,191,357,786	2,192,015,193
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(k)(l)	232,680,000	232,680,000
Total Short-Term Securities — 14.4% (Cost: $2,423,658,588)		2,424,695,193
Total Investments — 112.2% (Cost: $19,512,431,999)		18,925,917,988
Liabilities in Excess of Other Assets — (12.2)%		(2,054,413,953)
Net Assets — 100.0%		$16,871,504,035

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Perpetual security with no stated maturity date.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,464,762,667	$1,061,512	$16,465,824,179
Floating Rate Loan Interests	—	34,143,415	—	34,143,415
Common Stocks	—	—	1,255,201	1,255,201
Short-Term Securities
Money Market Funds	2,424,695,193	—	—	2,424,695,193
	$2,424,695,193	$16,498,906,082	$2,316,713	$18,925,917,988

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc., 2.60%, 08/01/31(a)	$2,350	$2,110,011
Aerospace & Defense — 2.6%
Boeing Co.(The)
2.95%, 02/01/30	6,087	5,752,573
3.25%, 02/01/35	6,128	5,294,647
3.60%, 05/01/34	7,012	6,296,797
3.63%, 02/01/31	15,892	15,160,356
3.75%, 02/01/50	10,998	7,862,674
3.90%, 05/01/49	7,009	5,150,822
3.95%, 08/01/59	8,454	5,866,014
5.15%, 05/01/30	35,974	36,568,388
5.71%, 05/01/40	24,234	24,456,415
5.81%, 05/01/50	41,721	40,611,021
5.93%, 05/01/60	27,133	26,236,401
6.30%, 05/01/29	2,941	3,082,789
6.39%, 05/01/31	9,806	10,482,144
6.53%, 05/01/34	16,073	17,568,702
6.86%, 05/01/54	19,069	21,126,133
7.01%, 05/01/64	12,739	14,229,409
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	7,616	7,298,745
General Dynamics Corp.
3.63%, 04/01/30	14,431	14,031,131
4.25%, 04/01/40	8,146	7,305,204
4.25%, 04/01/50(a)	2,933	2,468,060
4.95%, 08/15/35(a)	5,932	5,958,971
General Electric Co.
4.30%, 07/29/30	10,075	10,058,435
4.90%, 01/29/36(a)	8,509	8,487,830
5.88%, 01/14/38	5,302	5,648,569
6.75%, 03/15/32	9,052	10,063,915
Honeywell Aerospace, Inc.
4.30%, 03/16/31(b)	20,639	20,386,651
4.60%, 03/16/33(b)	16,585	16,371,306
4.95%, 03/16/36(b)	27,875	27,521,420
5.62%, 03/16/46(b)	11,544	11,355,234
5.73%, 03/16/56(a)(b)	24,991	24,575,022
5.85%, 03/16/66(b)	13,881	13,636,193
L3Harris Technologies, Inc.
5.05%, 06/01/29	5,394	5,485,302
5.25%, 06/01/31(a)	6,379	6,532,523
5.35%, 06/01/34	5,573	5,671,259
5.40%, 07/31/33	10,107	10,361,819
Lockheed Martin Corp.
2.80%, 06/15/50	6,806	4,248,903
3.80%, 03/01/45(a)	7,825	6,176,523
3.90%, 06/15/32(a)	5,633	5,470,933
4.07%, 12/15/42(a)	9,161	7,744,704
4.09%, 09/15/52	15,047	11,731,115
4.15%, 06/15/53	11,660	9,156,084
4.40%, 08/15/30	7,270	7,269,845
4.70%, 05/15/46	14,953	13,253,001
4.75%, 02/15/34(a)	5,977	5,967,983
5.00%, 08/15/35	5,703	5,739,967
5.20%, 02/15/55(a)	9,502	8,802,541
5.20%, 02/15/64	3,928	3,552,847
5.25%, 01/15/33(a)	7,404	7,685,312
5.70%, 11/15/54(a)	9,084	9,018,889
5.90%, 11/15/63	4,685	4,750,168
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
4.03%, 10/15/47	$17,666	$13,895,530
4.40%, 05/01/30	6,431	6,421,310
4.70%, 03/15/33	7,971	7,917,572
4.75%, 06/01/43	8,695	7,866,196
4.90%, 06/01/34(a)	5,868	5,858,154
4.95%, 03/15/53(a)	10,597	9,375,524
5.20%, 06/01/54(a)	8,490	7,786,617
5.25%, 05/01/50(a)	9,555	8,874,475
RTX Corp.
1.90%, 09/01/31	6,072	5,306,931
2.25%, 07/01/30(a)	9,060	8,306,068
2.38%, 03/15/32	5,223	4,619,018
2.82%, 09/01/51	6,539	3,989,692
3.03%, 03/15/52(a)	10,711	6,796,822
3.13%, 07/01/50	9,561	6,265,489
3.75%, 11/01/46	10,325	7,832,878
4.15%, 05/15/45	7,475	6,108,831
4.35%, 04/15/47	8,649	7,146,811
4.45%, 11/16/38	18,507	17,055,187
4.50%, 06/01/42	26,558	23,617,849
4.63%, 11/16/48	11,618	9,880,490
5.15%, 02/27/33	9,874	10,064,710
5.38%, 02/27/53(a)	14,664	13,763,740
6.00%, 03/15/31(a)	5,824	6,189,683
6.10%, 03/15/34(a)	10,598	11,398,757
6.40%, 03/15/54	14,295	15,380,747
		801,250,770
Agriculture — 1.5%
Altria Group, Inc.
2.45%, 02/04/32	10,518	9,260,092
3.40%, 05/06/30	6,030	5,772,904
3.40%, 02/04/41	11,237	8,528,491
3.70%, 02/04/51	10,806	7,434,492
3.88%, 09/16/46	11,845	8,731,503
4.00%, 02/04/61	8,517	5,965,175
4.25%, 08/09/42	8,039	6,550,802
5.38%, 01/31/44(a)	14,165	13,179,865
5.80%, 02/14/39	14,212	14,343,177
5.95%, 02/14/49(a)	19,594	19,081,345
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	6,052	3,615,542
2.90%, 03/01/32(a)	4,611	4,210,990
3.25%, 03/27/30	7,967	7,636,631
BAT Capital Corp.
2.73%, 03/25/31	9,504	8,695,516
4.39%, 08/15/37	20,644	18,795,561
4.54%, 08/15/47	19,572	15,931,115
4.63%, 03/22/33(a)	4,736	4,641,252
4.74%, 03/16/32(a)	7,919	7,917,979
4.76%, 09/06/49	7,555	6,271,022
4.91%, 04/02/30(a)	10,122	10,224,081
5.35%, 08/15/32(a)	8,394	8,643,852
5.63%, 08/15/35(a)	5,711	5,882,427
5.83%, 02/20/31(a)	6,354	6,653,397
6.00%, 02/20/34(a)	8,794	9,295,936
6.34%, 08/02/30	8,438	8,998,601
6.42%, 08/02/33	9,469	10,277,077
7.08%, 08/02/43	5,495	6,046,369
7.08%, 08/02/53	7,779	8,612,880

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	$4,991	$4,559,852
4.20%, 09/17/29	5,985	5,929,837
4.65%, 09/17/34(a)	4,906	4,744,038
Philip Morris International, Inc.
1.75%, 11/01/30	11,171	9,918,091
2.10%, 05/01/30	8,022	7,320,033
3.38%, 08/15/29	9,236	8,945,976
3.88%, 08/21/42	5,580	4,498,339
4.00%, 10/29/30	6,175	6,051,290
4.13%, 03/04/43	5,111	4,237,698
4.25%, 10/29/32(a)	6,740	6,554,174
4.25%, 11/10/44(a)	13,059	10,857,604
4.38%, 04/30/30	8,639	8,600,420
4.38%, 11/15/41	6,304	5,500,708
4.63%, 11/01/29(a)	3,996	4,023,009
4.63%, 10/29/35(a)	7,179	6,919,797
4.75%, 11/01/31	5,867	5,891,204
4.88%, 04/29/36	3,775	3,707,903
4.88%, 11/15/43	5,767	5,203,788
4.90%, 11/01/34	7,912	7,860,561
5.13%, 02/15/30(a)	12,879	13,156,546
5.13%, 02/13/31	7,061	7,227,523
5.25%, 02/13/34	9,301	9,465,398
5.38%, 02/15/33	14,355	14,755,853
5.63%, 11/17/29	7,816	8,097,279
5.63%, 09/07/33	7,901	8,242,379
5.75%, 11/17/32(a)	9,946	10,464,745
6.38%, 05/16/38(a)	11,856	12,964,101
Reynolds American, Inc.
5.70%, 08/15/35(a)	7,316	7,524,394
5.85%, 08/15/45	15,750	15,271,238
		479,691,852
Airlines — 0.0%
Delta Air Lines, Inc., 5.25%, 07/10/30(a)	4,922	4,958,920
Southwest Airlines Co., 5.25%, 11/15/35	5,096	4,831,553
		9,790,473
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/30	9,139	8,633,980
3.25%, 03/27/40	10,705	8,464,997
3.38%, 03/27/50(a)	10,525	7,300,657
3.88%, 11/01/45(a)	7,819	6,112,794
Tapestry, Inc.
5.10%, 03/11/30	200	202,437
5.50%, 03/11/35	652	655,020
		31,369,885
Auto Manufacturers — 2.0%
American Honda Finance Corp.
4.40%, 09/05/29	5,923	5,871,407
4.90%, 01/10/34(a)	6,868	6,731,385
5.05%, 07/10/31(a)	6,929	6,964,320
5.15%, 07/09/32(a)	5,201	5,219,658
Cummins, Inc.
1.50%, 09/01/30	5,167	4,590,531
5.15%, 02/20/34(a)	7,491	7,648,363
5.30%, 05/09/35	7,844	8,005,513
5.45%, 02/20/54(a)	5,944	5,744,116
Ford Motor Co.
3.25%, 02/12/32	18,184	15,952,005
Security	Par (000)	Value
Auto Manufacturers (continued)
4.75%, 01/15/43	$14,126	$10,912,959
5.29%, 12/08/46(a)	9,587	7,696,365
6.10%, 08/19/32(a)	12,571	12,813,609
7.45%, 07/16/31(a)	7,204	7,828,652
Ford Motor Credit Co. LLC
3.63%, 06/17/31	7,756	7,066,623
4.00%, 11/13/30	11,441	10,745,419
5.11%, 05/03/29(a)	5,031	5,001,053
5.30%, 09/06/29	8,804	8,780,305
5.42%, 04/09/31	14,557	14,434,714
5.73%, 09/05/30	9,811	9,887,564
5.75%, 04/06/33(a)	11,435	11,325,000
5.87%, 10/31/35(a)	10,640	10,360,629
5.88%, 11/07/29(a)	12,792	12,983,716
6.05%, 03/05/31(a)	6,942	7,063,466
6.05%, 11/05/31	9,827	9,971,432
6.13%, 03/08/34	11,128	11,164,666
6.50%, 02/07/35(a)	11,212	11,434,913
6.53%, 03/19/32(a)	5,903	6,112,887
7.12%, 11/07/33	11,399	12,088,968
7.20%, 06/10/30	10,233	10,825,128
7.35%, 03/06/30(a)	9,505	10,070,333
General Motors Co.
5.00%, 04/01/35(a)	6,095	5,903,402
5.15%, 04/01/38	9,168	8,676,397
5.20%, 04/01/45	10,253	8,973,595
5.40%, 10/15/29(a)	5,315	5,430,337
5.40%, 04/01/48(a)	6,141	5,407,496
5.60%, 10/15/32(a)	7,277	7,474,499
5.63%, 04/15/30(a)	4,879	5,024,036
5.95%, 04/01/49(a)	7,860	7,424,807
6.25%, 10/02/43	11,425	11,333,507
6.60%, 04/01/36(a)	10,011	10,709,766
6.75%, 04/01/46(a)	6,696	6,967,407
General Motors Financial Co., Inc.
2.35%, 01/08/31	11,278	10,098,065
2.70%, 06/10/31	9,952	8,960,495
3.10%, 01/12/32	10,984	9,933,869
3.60%, 06/21/30	9,210	8,792,369
4.60%, 01/08/31	7,670	7,584,359
4.90%, 10/06/29	6,292	6,330,607
5.35%, 01/07/30(a)	6,931	7,069,025
5.45%, 07/15/30	6,799	6,964,790
5.45%, 09/06/34	5,403	5,397,076
5.55%, 07/15/29	6,788	6,950,836
5.60%, 06/18/31	8,013	8,233,426
5.63%, 04/04/32	5,172	5,305,716
5.75%, 02/08/31	7,881	8,152,746
5.85%, 04/06/30(a)	9,733	10,101,190
5.90%, 01/07/35(a)	6,625	6,797,277
5.95%, 04/04/34	9,429	9,752,650
6.10%, 01/07/34	11,223	11,719,798
6.15%, 07/15/35(a)	7,147	7,436,847
6.40%, 01/09/33(a)	6,816	7,254,280
Honda Motor Co. Ltd.
2.97%, 03/10/32(a)	5,313	4,772,721
4.69%, 07/08/30(a)	8,545	8,504,921
5.34%, 07/08/35(a)	5,553	5,558,952
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	8,330	9,655,301

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
2.15%, 02/13/30	$6,630	$6,113,154
3.38%, 04/01/30	12,979	12,485,646
4.45%, 06/29/29	5,533	5,552,278
4.55%, 08/09/29(a)	5,169	5,200,128
4.60%, 10/10/31(a)	5,305	5,312,773
4.80%, 05/15/30(a)	6,040	6,117,332
4.80%, 01/05/34	5,273	5,266,745
5.05%, 05/16/29	4,549	4,644,163
5.10%, 03/21/31(a)	7,864	8,066,080
5.35%, 01/09/35(a)	6,507	6,678,091
5.55%, 11/20/30	7,813	8,147,075
Series B, 4.20%, 01/10/31(a)	5,237	5,177,693
Series B, 4.60%, 03/11/33	9,828	9,698,406
		628,407,828
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd., 3.10%, 12/01/51	10,055	6,031,175
Banks — 22.7%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	2,343	2,372,173
Banco Bilbao Vizcaya, 4.97%, 05/08/31	5,800	5,800,000
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/36	8,855	8,605,578
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)(c)	6,561	6,829,426
Banco Santander SA
2.75%, 12/03/30	12,698	11,487,858
2.96%, 03/25/31(a)	8,477	7,775,302
3.31%, 06/27/29(a)	4,010	3,867,013
3.49%, 05/28/30	8,851	8,436,516
4.55%, 11/06/30	14,009	13,824,342
4.87%, 04/15/31	11,250	11,218,904
5.13%, 11/06/35(a)	10,637	10,394,500
5.44%, 07/15/31	9,573	9,858,361
5.44%, 04/15/36	8,660	8,599,134
5.57%, 01/17/30(a)	10,758	11,041,808
6.03%, 01/17/35	7,124	7,454,053
6.35%, 03/14/34(a)	8,175	8,629,940
6.92%, 08/08/33	16,815	18,226,349
6.94%, 11/07/33(a)	9,036	10,134,668
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	24,710	22,059,638
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	21,267	18,868,106
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	30,111	26,649,250
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	32,291	29,898,272
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	27,274	24,342,885
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	24,915	23,047,501
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	40,559	29,129,226
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	38,859	35,276,771
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	11,139	6,846,000
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	12,373	11,698,518
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	32,557	29,491,244
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	16,326	10,350,163
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	20,091	19,258,433
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	27,382	20,965,962
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	12,925	9,985,789
Security	Par (000)	Value
Banks (continued)
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	$11,839	$10,311,957
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	42,041	32,752,113
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	15,965	14,528,848
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	23,779	19,363,806
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	18,739	15,665,264
4.46%, 02/06/32, (1-day SOFR + 0.87%)(c)	21,428	21,134,713
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	32,917	32,387,935
4.70%, 04/23/32, (1-day SOFR + 1.04%)(c)	29,744	29,593,831
5.00%, 01/21/44	16,095	15,042,939
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)(c)	38,730	38,966,532
5.05%, 02/06/37, (1-day SOFR + 1.13%)(c)	35,974	35,400,452
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	22,963	23,388,369
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)(c)	36,487	37,006,425
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)(c)	16,166	16,491,160
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	37,890	38,679,821
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	27,019	27,593,200
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	29,261	30,668,963
5.88%, 02/07/42(a)	10,706	11,045,785
6.11%, 01/29/37(a)	17,507	18,390,053
7.75%, 05/14/38	11,893	14,217,269
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	13,228	12,024,990
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	9,582	6,685,778
Bank of America N.A., 6.00%, 10/15/36	8,339	8,808,080
Bank of Montreal
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(c)	9,455	9,341,807
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	3,674	3,685,349
5.51%, 06/04/31	3,422	3,555,610
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	10,876	10,724,679
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29	1,664	1,603,819
Bank of Nova Scotia(The)
2.45%, 02/02/32	4,154	3,688,632
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	9,261	9,133,100
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	8,854	8,753,254
4.85%, 02/01/30	12,249	12,395,579
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	9,588	9,756,524
5.65%, 02/01/34(a)	5,930	6,185,764
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	7,841	7,207,752
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	12,863	11,592,323
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	8,892	7,963,634
3.33%, 11/24/42, (1-year CMT + 1.30%)(c)	8,264	6,166,633
4.52%, 02/24/32, (1-day SOFR + 1.14%)(c)	9,941	9,731,551
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	13,913	13,977,576
4.95%, 01/10/47(a)	11,654	10,333,415
5.21%, 02/24/37, (1-day SOFR + 1.51%)(c)	10,883	10,557,411
5.25%, 08/17/45(a)	12,047	11,233,223
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)(c)	16,396	16,265,117
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	15,662	15,948,167
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)(c)	5,536	5,709,121
5.79%, 02/25/36, (1-day SOFR + 1.59%)(c)	16,704	17,007,948
5.86%, 08/11/46, (1-day SOFR + 1.83%)(c)	11,789	11,665,260

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(c)	$6,316	$6,466,676
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)(c)	12,051	12,708,917
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	13,351	14,455,727
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)(c)	14,460	16,200,523
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	5,797	5,729,140
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	3,911	3,682,783
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	11,027	11,002,909
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	4,902	4,908,169
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(c)	8,780	8,968,674
6.09%, 10/03/33	4,760	5,083,990
Citibank N.A.
4.84%, 08/06/29(a)	7,565	7,664,995
4.91%, 05/29/30	19,225	19,623,157
5.57%, 04/30/34(a)	14,162	14,731,251
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	11,300	10,013,658
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	23,882	21,463,955
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	26,766	24,615,290
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)(c)	27,949	25,996,410
2.90%, 11/03/42, (1-day SOFR + 1.38%)(c)	11,975	8,626,735
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	23,448	22,177,315
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	29,278	26,545,727
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	20,308	19,122,482
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	17,921	15,482,719
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	6,694	5,449,199
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	29,077	28,770,060
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	21,431	21,207,706
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	19,005	18,940,258
4.65%, 07/30/45	7,994	7,007,584
4.65%, 07/23/48(a)	18,158	15,706,628
4.75%, 05/18/46	19,060	16,108,854
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)(c)	18,190	18,153,962
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	20,656	20,807,128
5.17%, 09/11/36, (1-day SOFR + 1.49%)(c)	24,566	24,330,491
5.30%, 05/06/44(a)	8,637	8,030,767
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(c)	8,121	7,888,992
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	19,775	19,828,654
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(c)	22,101	22,439,979
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	15,155	14,610,704
5.88%, 01/30/42	6,699	6,857,450
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)(c)	19,405	20,750,048
6.63%, 06/15/32(a)	9,444	10,272,963
6.68%, 09/13/43	5,905	6,335,998
8.13%, 07/15/39	14,265	17,872,202
Citizens Financial Group, Inc.
3.25%, 04/30/30(a)	5,906	5,593,700
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)(c)	4,805	4,868,796
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	10,580	10,896,999
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	6,017	6,466,099
Commonwealth Bank of Australia, 4.15%, 10/01/30	1,957	1,940,390
Cooperatieve Rabobank UA
5.25%, 05/24/41	14,176	13,889,078
5.25%, 08/04/45(a)	8,577	7,892,585
5.75%, 12/01/43(a)	7,958	7,791,988
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA/NY, 4.49%, 10/17/29	$2,401	$2,414,017
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	4,768	4,337,474
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)(c)	13,327	12,564,308
4.47%, 12/10/31, (1-day SOFR + 1.10%)(c)	7,540	7,428,991
4.73%, 02/06/32, (1-day SOFR + 1.14%)(c)	7,479	7,366,644
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	6,536	6,562,154
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)(c)	14,309	14,284,394
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	9,359	9,463,855
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	10,194	10,164,035
5.41%, 05/10/29	4,018	4,123,234
Fifth Third Bancorp
4.57%, 04/29/32, (1-day SOFR + 0.95%)(c)	14,072	13,859,689
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	4,062	4,062,439
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	6,561	6,579,331
5.14%, 01/29/37, (1-day SOFR + 1.24%)(c)	8,986	8,774,845
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)(c)	9,207	9,501,419
8.25%, 03/01/38	2,961	3,574,958
Goldman Sachs Capital I, 6.35%, 02/15/34	7,114	7,460,189
Goldman Sachs Group, Inc., 5.09%, 04/20/34, (1-day SOFR + 1.34%)(c)	28,431	28,326,297
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	23,759	20,907,419
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	39,194	34,702,375
2.60%, 02/07/30	10,973	10,227,720
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	34,363	30,934,476
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	22,930	20,430,589
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	11,481	8,186,185
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	36,793	33,288,412
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	18,566	13,865,215
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	13,995	10,608,938
3.80%, 03/15/30	21,339	20,838,972
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	16,287	14,231,463
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	24,407	23,958,953
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	13,758	12,373,985
4.52%, 01/21/32, (1-day SOFR + 0.96%)(c)	33,429	32,901,490
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	22,642	22,641,814
4.75%, 10/21/45	14,526	12,634,330
4.80%, 07/08/44	13,493	11,991,910
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	27,681	26,841,017
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	25,541	25,096,533
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	22,851	23,106,888
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)(c)	36,540	35,692,257
5.15%, 05/22/45	15,187	13,837,214
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	21,225	21,553,584
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	23,066	23,447,060
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)(c)	22,728	22,768,490
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	26,697	27,068,123
5.54%, 01/21/47, (1-day SOFR + 1.32%)(c)	29,410	28,078,842
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	23,261	22,372,423
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	22,358	21,822,220
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	18,874	19,590,782
6.13%, 02/15/33(a)	11,995	12,912,489
6.25%, 02/01/41	18,739	19,846,895
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)(c)	8,247	8,955,420
6.75%, 10/01/37	42,736	46,402,881

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	$14,260	$12,900,313
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	21,019	19,022,035
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	13,768	12,760,338
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	16,376	14,722,230
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	13,532	13,248,423
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	13,789	13,656,056
4.68%, 03/10/32, (1-day SOFR + 1.21%)(c)	19,437	19,212,442
4.95%, 03/31/30	23,362	23,664,933
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	18,959	19,195,938
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	18,190	17,838,873
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	19,954	20,263,461
5.25%, 03/14/44(a)	11,964	11,278,414
5.28%, 03/10/37, (1-day SOFR + 1.55%)(c)	28,216	27,759,632
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	16,141	16,432,197
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)(c)	21,990	22,378,585
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	19,754	19,908,306
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	8,308	8,535,780
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	12,379	12,828,213
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(c)	16,874	17,410,990
6.10%, 01/14/42(a)	4,002	4,229,248
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)(c)	15,983	16,990,813
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(c)	21,143	22,370,537
6.50%, 05/02/36	4,804	5,215,863
6.50%, 09/15/37	18,105	19,324,349
6.80%, 06/01/38	6,431	7,023,001
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	5,501	5,099,493
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)(c)	9,746	9,628,923
5.27%, 01/15/31, (1-day SOFR + 1.28%)(c)	9,976	10,140,037
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(c)	9,641	9,867,492
Huntington National Bank (The), 5.65%, 01/10/30	3,942	4,076,434
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)(c)	7,335	6,652,922
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)(c)	9,401	9,082,905
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	6,026	6,091,725
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(c)	16,465	16,426,584
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(c)	7,122	7,228,150
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)(c)	9,664	9,837,752
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	9,995	10,575,431
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(c)	12,125	12,066,714
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	12,461	10,975,585
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	22,400	19,770,352
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	22,405	20,727,009
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	10,828	7,583,270
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	20,876	18,598,124
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	29,598	26,783,322
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	30,967	29,154,474
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	32,915	29,892,471
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	$12,501	$9,553,253
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	20,575	13,502,434
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	19,570	14,750,216
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)(c)	26,117	17,747,217
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)(c)	8,511	8,309,251
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)(c)	16,883	14,864,214
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	16,261	12,508,457
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)(c)	27,814	21,687,182
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)(c)	13,633	10,749,641
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	14,287	14,056,892
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	13,826	11,280,874
4.35%, 01/22/32, (1-day SOFR + 0.84%)(c)	22,754	22,398,637
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(c)	24,430	24,350,341
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)(c)	6,905	6,904,392
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	21,691	21,426,585
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	12,127	12,147,313
4.62%, 04/23/32, (1-day SOFR + 0.99%)(c)	28,714	28,544,160
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	26,789	26,001,280
4.85%, 02/01/44(a)	7,084	6,468,935
4.90%, 01/22/37, (1-day SOFR + 1.07%)(c)	25,544	24,885,915
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	32,398	32,486,197
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	25,422	25,103,056
4.95%, 06/01/45	14,477	13,234,391
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	21,487	21,741,082
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	17,249	17,569,930
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	22,054	22,451,499
5.15%, 04/23/37, (1-day SOFR + 1.26%)(c)	22,543	22,401,117
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	26,650	26,930,203
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)(c)	29,530	29,943,777
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	36,173	36,916,044
5.40%, 01/06/42	13,272	13,097,115
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	26,068	26,699,357
5.50%, 10/15/40(a)	10,209	10,431,196
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	18,002	17,735,054
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	28,164	28,944,909
5.60%, 07/15/41	13,523	13,706,019
5.63%, 08/16/43(a)	7,611	7,599,221
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	23,238	24,210,945
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)(c)	22,227	23,858,560
6.40%, 05/15/38	21,964	24,248,913
Keybank National Association
4.90%, 08/08/32(a)	7,141	7,021,937
5.00%, 01/26/33	8,329	8,247,187
KeyCorp
2.55%, 10/01/29	7,537	7,065,532
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	4,687	4,593,830
5.31%, 01/28/37, (1-day SOFR + 1.37%)(c)	5,913	5,804,581
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	7,205	7,660,188
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	6,349	5,112,204

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	$13,564	$13,364,705
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	11,232	10,842,567
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(c)	16,016	15,990,892
5.30%, 12/01/45(a)	3,384	3,114,416
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	8,831	8,987,376
5.67%, 02/10/47, (1-year CMT + 0.82%)(c)	12,270	11,917,764
5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	15,258	15,714,411
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	7,598	7,838,546
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	7,146	7,084,354
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)(c)	9,600	9,714,536
5.39%, 01/16/36, (1-day SOFR + 1.61%)(c)	6,345	6,308,519
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	7,642	8,011,852
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	9,430	8,512,544
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)(c)	14,608	12,897,188
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	11,345	10,065,579
2.56%, 02/25/30	8,072	7,486,669
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	8,160	7,327,113
3.20%, 07/18/29	9,684	9,290,603
3.75%, 07/18/39	10,324	8,714,427
4.51%, 01/14/32, (1-year CMT + 0.80%)(c)	15,430	15,191,446
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	10,364	10,256,277
4.85%, 04/21/32, (1-year CMT + 0.92%)(c)	2,425	2,430,746
5.06%, 01/14/37, (1-year CMT + 0.90%)(c)	14,600	14,297,722
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	7,208	7,258,757
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	6,815	6,914,486
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	7,570	7,515,915
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	8,314	8,453,097
5.33%, 04/21/37, (1-year CMT + 1.02%)(c)	12,334	12,293,794
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	5,425	5,542,787
5.43%, 04/17/35, (1-year CMT + 1.00%)(c)	14,004	14,218,718
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)(c)	9,869	10,106,073
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	4,678	4,799,970
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	8,920	9,122,331
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	11,088	11,355,151
5.87%, 04/21/47, (1-year CMT + 0.98%)(c)	9,307	9,324,218
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	6,219	5,536,870
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	15,237	13,760,983
2.56%, 09/13/31(a)	11,699	10,336,250
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	5,152	4,924,895
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	8,760	8,756,450
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)(c)	9,039	9,070,039
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	4,069	4,160,622
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	5,253	5,363,873
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	4,739	4,793,682
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)(c)	5,259	5,399,260
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)(c)	4,071	4,231,030
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	7,131	7,403,058
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	6,498	6,755,707
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	28,253	24,586,916
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	17,521	15,248,928
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)(c)	24,245	21,321,082
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	25,199	22,355,668
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	32,142	29,906,209
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(c)	18,107	11,074,909
Security	Par (000)	Value
Banks (continued)
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	$20,961	$18,909,266
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	16,860	12,770,123
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	25,355	24,365,344
3.97%, 07/22/38(c)	15,410	13,512,994
4.30%, 01/27/45(a)	19,014	15,913,357
4.38%, 01/22/47	16,691	13,870,092
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	8,925	8,217,605
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	26,839	26,426,369
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	24,251	24,209,766
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	30,477	30,252,942
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(a)(c)	18,121	18,055,668
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	17,825	17,793,332
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	12,605	12,744,534
5.07%, 01/30/37, (1-day SOFR + 1.18%)(c)	32,218	31,563,746
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	19,395	19,700,603
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	20,760	21,099,953
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	23,994	24,197,966
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(c)	24,626	24,478,249
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)(c)	23,654	23,815,836
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	20,536	20,923,605
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)(c)	21,250	21,634,971
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	26,336	25,025,858
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	20,802	21,275,029
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(c)	17,015	16,458,456
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	25,288	25,973,856
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	22,407	23,285,379
5.90%, 03/13/47, (1-day SOFR + 1.78%)(c)	26,830	26,844,987
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	24,915	26,736,249
6.38%, 07/24/42	13,989	15,094,141
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	16,282	17,733,439
7.25%, 04/01/32(a)	10,737	12,185,125
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	27,012	26,529,855
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)(c)	23,166	22,446,235
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	21,607	21,318,101
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	19,384	19,350,948
National Australia Bank Ltd./New York
4.53%, 06/13/30(a)	1,824	1,835,281
4.90%, 01/14/30	2,878	2,934,103
National Bank of Canada, 4.50%, 10/10/29	2,416	2,415,353
NatWest Group PLC
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	7,997	7,952,373
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	12,141	12,252,664
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	11,788	11,926,112
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	13,144	13,627,748
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)(c)	3,267	3,438,124
Northern Trust Corp.
1.95%, 05/01/30	5,647	5,151,896
6.13%, 11/02/32	3,337	3,574,354
PNC Bank N.A., 2.70%, 10/22/29	8,182	7,703,445
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)(c)	9,347	8,353,831
2.55%, 01/22/30	9,571	8,935,615
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	16,272	16,253,914
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	7,019	7,076,667

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	$9,882	$9,908,551
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	6,355	6,488,070
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	13,635	13,701,908
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(c)	12,452	12,621,939
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	9,194	9,448,688
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	14,470	14,782,830
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	13,664	14,068,688
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)(c)	6,769	7,112,692
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	15,202	16,068,388
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)(c)	14,195	15,669,538
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(c)	4,734	4,752,381
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	4,572	4,696,496
Royal Bank of Canada
2.30%, 11/03/31	14,643	13,084,904
3.88%, 05/04/32	7,548	7,265,952
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)(c)	6,635	6,528,164
4.61%, 05/03/32, (1-day SOFR + 1.01%)(c)	12,417	12,335,516
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)(c)	14,017	14,054,979
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	12,667	12,661,240
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	7,078	7,161,798
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)(c)	4,849	4,909,355
5.00%, 02/01/33	13,398	13,558,556
5.00%, 05/02/33	6,637	6,717,661
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	11,301	11,488,175
5.15%, 02/01/34(a)	8,691	8,908,057
Santander Holdings USA, Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	8,403	8,490,673
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	6,263	6,438,464
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	4,786	5,043,628
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	3,212	3,216,677
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)(c)	9,773	9,461,909
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	8,531	8,777,990
State Street Bank & Trust Co., 4.78%, 11/23/29	2,776	2,815,036
State Street Corp.
2.20%, 03/03/31(a)	4,576	4,104,951
2.40%, 01/24/30(a)	2,685	2,519,525
4.83%, 04/24/30(a)	6,378	6,474,985
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30(a)	17,174	15,517,897
2.22%, 09/17/31(a)	11,291	9,909,400
2.75%, 01/15/30	15,345	14,357,106
2.93%, 09/17/41	6,667	4,778,716
3.04%, 07/16/29	11,722	11,177,166
4.49%, 01/15/32, (1-day SOFR + 1.02%)(c)	8,565	8,434,522
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)(c)	10,946	10,726,459
5.24%, 04/15/30(a)	6,559	6,698,541
5.32%, 07/09/29(a)	4,343	4,438,866
5.42%, 07/09/31	5,911	6,071,706
5.56%, 07/09/34(a)	8,810	9,065,612
5.57%, 01/15/47, (1-day SOFR + 1.36%)(c)	11,538	11,183,779
5.63%, 01/15/35	7,488	7,737,652
5.71%, 01/13/30	6,223	6,423,439
5.77%, 01/13/33	9,659	10,092,039
Security	Par (000)	Value
Banks (continued)
5.81%, 09/14/33(a)	$5,040	$5,283,647
5.84%, 07/09/44	6,955	6,912,876
6.18%, 07/13/43(a)	4,987	5,254,098
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	7,029	6,217,941
3.20%, 03/10/32	12,710	11,731,249
4.41%, 01/13/31	7,469	7,406,365
4.46%, 06/08/32	13,999	13,786,616
4.78%, 12/17/29(a)	9,233	9,340,952
4.81%, 06/03/30	12,496	12,605,779
4.87%, 04/22/33	6,545	6,510,475
4.93%, 10/15/35	10,570	10,373,868
5.30%, 01/30/32	6,783	6,963,864
Truist Bank, 2.25%, 03/11/30	6,672	6,090,332
Truist Financial Corp.
1.95%, 06/05/30	6,196	5,610,172
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	9,958	9,859,898
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)(c)	10,117	9,767,063
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)(c)	6,741	6,824,013
5.12%, 01/26/34, (1-day SOFR + 1.85%)(c)	10,353	10,347,856
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)(c)	11,839	11,991,956
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	15,473	15,915,867
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	14,409	14,988,039
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(c)	5,118	5,420,384
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(c)	10,379	10,278,662
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(c)	8,865	8,745,885
U.S. Bancorp
1.38%, 07/22/30	15,005	13,231,783
2.68%, 01/27/33, (1-day SOFR + 1.02%)(c)	9,959	8,871,776
3.00%, 07/30/29	4,889	4,664,553
4.48%, 01/26/32, (1-day SOFR + 0.87%)(c)	13,031	12,883,656
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	17,926	17,715,206
5.03%, 01/26/37, (1-day SOFR + 1.10%)(c)	9,895	9,714,782
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	5,655	5,738,994
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	10,673	10,839,353
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	8,122	8,258,775
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	8,687	8,848,572
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	14,676	15,157,798
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)(c)	10,266	10,717,913
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(c)	11,794	12,368,834
UBS AG/London, 4.50%, 06/26/48	7,974	6,770,660
UBS AG/Stamford CT, 4.63%, 02/16/32, (1-day SOFR + 1.11%)(c)	10,068	10,043,144
UBS Group AG, 4.88%, 05/15/45(a)	14,763	13,259,865
Wachovia Corp., 5.50%, 08/01/35	6,847	6,923,698
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	26,114	24,229,133
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	31,734	29,952,282
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	27,283	20,527,314
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	33,833	31,156,292
3.90%, 05/01/45	16,963	13,348,646
4.40%, 06/14/46	15,899	12,776,966
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	18,020	17,891,425
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)(c)	29,703	24,599,463
4.65%, 11/04/44	14,784	12,449,463
4.75%, 12/07/46	13,961	11,776,980

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.89%, 09/15/36, (1-day SOFR + 1.34%)(c)	$13,357	$12,997,938
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	32,373	32,299,863
4.90%, 11/17/45	16,359	14,192,105
4.96%, 01/23/37, (1-day SOFR + 1.10%)(c)	34,743	33,822,700
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)(c)	41,348	36,548,213
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	24,073	24,487,137
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	21,417	21,349,504
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	17,938	18,289,312
5.38%, 11/02/43	14,444	13,512,008
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	26,360	26,795,815
5.43%, 01/23/47, (1-day SOFR + 1.23%)(c)	22,528	21,389,572
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)(c)	23,052	23,484,739
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)(c)	32,113	32,969,145
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	24,301	24,788,792
5.61%, 01/15/44	18,359	17,592,798
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)(c)	27,575	29,852,331
Wells Fargo Bank NA
5.85%, 02/01/37	5,331	5,525,510
6.60%, 01/15/38	9,300	10,185,412
Westpac Banking Corp.
2.15%, 06/03/31	8,893	7,991,874
2.65%, 01/16/30(a)	7,619	7,197,605
2.96%, 11/16/40(a)	8,504	6,307,210
3.13%, 11/18/41	7,886	5,803,499
4.35%, 07/01/30(a)	6,776	6,779,166
4.42%, 07/24/39	4,778	4,290,713
6.82%, 11/17/33	5,987	6,553,909
		7,148,383,443
Beverages — 2.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	44,119	43,060,303
4.90%, 02/01/46	68,976	62,444,842
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46(a)	9,438	8,515,656
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	12,157	11,767,391
4.44%, 10/06/48	17,603	14,841,925
4.50%, 06/01/50(a)	6,812	6,002,100
4.90%, 01/23/31	5,699	5,816,167
4.95%, 01/15/42	11,193	10,518,651
5.00%, 06/15/34(a)	11,008	11,140,827
5.45%, 01/23/39(a)	16,206	16,478,661
5.55%, 01/23/49	29,910	29,162,435
5.80%, 01/23/59(a)	15,163	15,237,032
8.20%, 01/15/39	9,598	12,103,065
Coca-Cola Co.(The)
1.38%, 03/15/31	12,049	10,537,094
1.65%, 06/01/30	12,730	11,514,913
2.00%, 03/05/31	10,017	9,043,523
2.13%, 09/06/29(a)	8,249	7,744,630
2.25%, 01/05/32(a)	12,977	11,646,825
2.50%, 06/01/40(a)	7,820	5,735,768
2.50%, 03/15/51(a)	13,631	8,020,032
2.60%, 06/01/50(a)	12,550	7,644,873
2.75%, 06/01/60(a)	7,905	4,512,689
2.88%, 05/05/41	5,572	4,216,547
3.00%, 03/05/51(a)	12,979	8,503,792
3.45%, 03/25/30	11,160	10,870,947
4.65%, 08/14/34(a)	7,020	7,047,824
Security	Par (000)	Value
Beverages (continued)
5.00%, 05/13/34(a)	$9,235	$9,500,072
5.20%, 01/14/55(a)	11,988	11,298,123
5.30%, 05/13/54	10,478	10,008,047
5.40%, 05/13/64	11,666	11,087,215
Constellation Brands, Inc.
2.25%, 08/01/31	7,838	6,923,090
3.15%, 08/01/29(a)	4,999	4,789,418
4.90%, 05/01/33(a)	5,884	5,820,678
Diageo Capital PLC
2.00%, 04/29/30	9,183	8,334,958
2.13%, 04/29/32(a)	6,171	5,341,251
2.38%, 10/24/29	9,632	8,992,168
5.50%, 01/24/33	5,407	5,593,692
5.63%, 10/05/33	5,025	5,233,164
Diageo Investment Corp.
5.13%, 08/15/30	7,152	7,312,266
5.63%, 04/15/35(a)	4,766	4,954,258
Keurig Dr Pepper, Inc.
3.20%, 05/01/30(a)	11,083	10,430,979
3.80%, 05/01/50	8,085	5,676,740
4.05%, 04/15/32(a)	6,675	6,339,286
4.50%, 04/15/52	8,624	6,752,064
Molson Coors Beverage Co.
4.20%, 07/15/46	13,554	10,611,419
5.00%, 05/01/42	6,864	6,207,630
PepsiCo, Inc.
1.40%, 02/25/31(a)	9,048	7,909,330
1.63%, 05/01/30	12,516	11,295,094
1.95%, 10/21/31	9,770	8,631,150
2.63%, 07/29/29(a)	4,293	4,092,345
2.63%, 10/21/41	11,950	8,533,438
2.75%, 03/19/30	8,909	8,428,166
2.75%, 10/21/51(a)	9,606	5,891,987
2.88%, 10/15/49	8,547	5,490,928
3.45%, 10/06/46	6,254	4,624,770
3.63%, 03/19/50	7,850	5,774,260
3.90%, 07/18/32(a)	4,466	4,338,436
4.45%, 02/15/33(a)	8,716	8,736,787
4.45%, 04/14/46	8,597	7,427,360
4.50%, 07/17/29	4,319	4,355,759
4.60%, 02/07/30	6,469	6,558,509
4.65%, 07/23/32	6,683	6,735,284
5.00%, 02/07/35	11,317	11,420,983
5.00%, 07/23/35(a)	10,504	10,589,692
5.25%, 07/17/54(a)	8,144	7,776,072
		643,945,380
Biotechnology — 1.7%
Amgen, Inc.
2.00%, 01/15/32	7,570	6,555,447
2.30%, 02/25/31(a)	12,165	11,006,399
2.45%, 02/21/30	13,842	12,869,050
2.77%, 09/01/53(a)	7,328	4,280,149
2.80%, 08/15/41(a)	5,827	4,189,075
3.00%, 01/15/52(a)	7,032	4,498,380
3.15%, 02/21/40	19,890	15,439,058
3.35%, 02/22/32	8,038	7,490,181
3.38%, 02/21/50(a)	17,781	12,448,887
4.05%, 08/18/29	13,954	13,811,143
4.20%, 02/19/31(a)	8,637	8,514,127
4.20%, 03/01/33	6,478	6,247,242
4.20%, 02/22/52	8,208	6,357,315

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.40%, 05/01/45	$17,978	$15,124,419
4.40%, 02/22/62	8,624	6,643,335
4.56%, 06/15/48	10,170	8,489,884
4.66%, 06/15/51(a)	26,031	21,780,671
4.85%, 02/19/36(a)	10,270	10,029,754
4.88%, 03/01/53(a)	8,990	7,737,585
5.25%, 03/02/30(a)	21,591	22,141,806
5.25%, 03/02/33	33,934	34,709,148
5.60%, 03/02/43(a)	22,138	21,790,223
5.65%, 03/02/53	32,631	31,349,375
5.65%, 02/19/56(a)	9,552	9,154,566
5.75%, 03/02/63	23,063	22,027,720
Biogen, Inc.
2.25%, 05/01/30	9,682	8,858,848
3.15%, 05/01/50	13,452	8,539,164
5.20%, 09/15/45	6,998	6,365,691
Gilead Sciences, Inc.
1.65%, 10/01/30	11,122	9,900,679
2.60%, 10/01/40(a)	9,465	6,831,879
2.80%, 10/01/50(a)	11,202	6,941,990
4.00%, 09/01/36(a)	6,019	5,529,768
4.15%, 03/01/47	15,998	12,897,144
4.50%, 02/01/45	16,452	14,168,917
4.60%, 09/01/35(a)	6,648	6,477,730
4.75%, 03/01/46	18,508	16,366,188
4.80%, 11/15/29	6,463	6,566,815
4.80%, 04/01/44	11,132	10,025,343
5.10%, 06/15/35(a)	6,796	6,849,242
5.25%, 10/15/33	7,845	8,106,134
5.50%, 11/15/54(a)	7,380	7,085,723
5.55%, 10/15/53(a)	8,918	8,616,915
5.60%, 11/15/64(a)	5,342	5,134,766
5.65%, 12/01/41	6,321	6,402,603
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	8,426	7,489,784
2.80%, 09/15/50	5,709	3,427,650
Royalty Pharma PLC
2.20%, 09/02/30	6,766	6,112,330
3.30%, 09/02/40	8,105	6,192,504
3.55%, 09/02/50	6,204	4,234,711
5.20%, 09/25/35	8,276	8,200,000
		522,007,457
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.95%, 04/07/30	8,863	8,964,163
5.40%, 04/07/35(a)	6,133	6,245,771
Carlisle Companies, Inc., 2.75%, 03/01/30	6,102	5,707,501
Carrier Global Corp.
2.70%, 02/15/31(a)	10,688	9,838,821
2.72%, 02/15/30	7,300	6,832,699
3.38%, 04/05/40(a)	11,680	9,301,537
3.58%, 04/05/50(a)	11,133	7,992,658
5.90%, 03/15/34	7,248	7,647,800
CRH America Finance, Inc.
4.40%, 02/09/31	6,211	6,137,333
5.00%, 02/09/36(a)	5,721	5,624,949
5.40%, 05/21/34	5,565	5,672,858
5.50%, 01/09/35(a)	11,243	11,505,763
CRH SMW Finance DAC
5.13%, 01/09/30	8,252	8,402,042
5.20%, 05/21/29	2,793	2,852,793
Security	Par (000)	Value
Building Materials (continued)
Martin Marietta Materials, Inc.
2.40%, 07/15/31	$6,104	$5,450,310
3.20%, 07/15/51(a)	7,299	4,755,831
5.15%, 12/01/34	6,435	6,470,630
5.50%, 12/01/54	6,134	5,795,190
Owens Corning, 5.70%, 06/15/34(a)	5,135	5,327,393
Vulcan Materials Co.
3.50%, 06/01/30(a)	7,634	7,328,149
5.35%, 12/01/34(a)	5,568	5,664,514
5.70%, 12/01/54(a)	3,559	3,466,950
		146,985,655
Chemicals — 0.7%
Air Products and Chemicals, Inc.
2.05%, 05/15/30	5,889	5,374,373
2.70%, 05/15/40	10,467	7,715,228
2.80%, 05/15/50	6,832	4,242,162
4.85%, 02/08/34(a)	8,277	8,292,771
CF Industries, Inc.
4.95%, 06/01/43	6,074	5,441,875
5.15%, 03/15/34	4,744	4,730,985
5.30%, 11/26/35(a)	7,753	7,763,567
5.38%, 03/15/44	5,352	5,021,694
Dow Chemical Co.(The)
2.10%, 11/15/30	10,222	9,044,067
3.60%, 11/15/50(a)	8,229	5,352,619
4.38%, 11/15/42	12,011	9,534,500
4.80%, 01/15/31	6,530	6,451,366
5.55%, 11/30/48(a)	7,249	6,343,127
6.90%, 05/15/53(a)	6,660	6,859,605
DuPont de Nemours, Inc.
5.32%, 11/15/38(a)	6,279	6,178,250
5.42%, 11/15/48	7,039	6,533,242
Eastman Chemical Co.
4.65%, 10/15/44(a)	6,214	5,203,593
5.00%, 08/01/29	6,310	6,373,582
5.63%, 02/20/34(a)	5,151	5,261,020
Ecolab, Inc., 2.70%, 12/15/51	6,575	3,952,188
LYB International Finance BV
4.88%, 03/15/44(a)	7,016	5,830,718
5.25%, 07/15/43	7,384	6,442,760
LYB International Finance III LLC
3.38%, 10/01/40	10,209	7,487,744
3.63%, 04/01/51(a)	6,387	4,156,265
4.20%, 10/15/49	7,364	5,284,701
4.20%, 05/01/50(a)	8,915	6,389,531
5.50%, 03/01/34(a)	4,865	4,873,630
5.88%, 01/15/36(a)	7,081	7,151,518
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	7,956	6,016,448
Nutrien Ltd.
5.00%, 04/01/49	6,289	5,547,618
5.80%, 03/27/53(a)	5,473	5,359,969
Sherwin-Williams Co.(The)
2.95%, 08/15/29	7,804	7,441,490
4.50%, 06/01/47	9,325	7,744,540
		205,396,746
Commercial Services — 0.6%
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	6,208	5,458,609
4.45%, 09/09/34(a)	4,530	4,434,638

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.75%, 05/08/32	$9,938	$10,018,666
Equifax, Inc., 2.35%, 09/15/31	7,402	6,500,783
Global Payments, Inc.
2.90%, 05/15/30	6,707	6,144,162
2.90%, 11/15/31	11,063	9,735,459
3.20%, 08/15/29	5,986	5,649,615
4.15%, 08/15/49	3,445	2,464,401
4.88%, 11/15/30	11,286	11,090,190
5.20%, 11/15/32	9,602	9,385,924
5.40%, 08/15/32(a)	5,648	5,621,745
5.55%, 11/15/35	12,728	12,272,534
5.95%, 08/15/52(a)	5,849	5,417,200
Massachusetts Institute of Technology
5.60%, 07/01/2111	3,566	3,467,541
5.62%, 06/01/55(a)	3,787	3,818,235
PayPal Holdings, Inc.
2.30%, 06/01/30	4,840	4,439,038
2.85%, 10/01/29	13,142	12,452,150
3.25%, 06/01/50	8,759	5,639,447
4.40%, 06/01/32(a)	6,541	6,404,423
5.05%, 06/01/52(a)	7,807	6,676,268
5.15%, 06/01/34(a)	5,602	5,552,162
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	3,794	3,760,322
Quanta Services, Inc., 2.90%, 10/01/30(a)	9,855	9,184,759
RELX Capital, Inc.
3.00%, 05/22/30	7,296	6,881,962
4.75%, 03/27/30(a)	6,928	6,977,302
5.25%, 03/27/35	3,495	3,525,316
S&P Global, Inc.
2.90%, 03/01/32(a)	12,245	11,188,588
3.70%, 03/01/52(a)	7,604	5,580,788
4.25%, 05/01/29	3,343	3,325,373
5.25%, 09/15/33	6,410	6,596,727
		199,664,327
Computers — 2.4%
Accenture Capital, Inc.
4.05%, 10/04/29	8,328	8,256,960
4.25%, 10/04/31(a)	9,654	9,518,468
4.50%, 10/04/34(a)	9,377	9,024,050
Apple, Inc.
1.25%, 08/20/30	8,110	7,176,803
1.65%, 05/11/30	8,861	8,047,194
1.65%, 02/08/31	14,711	13,132,174
1.70%, 08/05/31	7,885	6,962,969
2.20%, 09/11/29(a)	7,889	7,445,129
2.38%, 02/08/41(a)	14,915	10,559,874
2.40%, 08/20/50	13,685	7,902,885
2.55%, 08/20/60	12,742	6,832,587
2.65%, 05/11/50(a)	23,057	14,087,138
2.65%, 02/08/51(a)	25,697	15,605,582
2.70%, 08/05/51	13,090	8,000,019
2.80%, 02/08/61(a)	12,851	7,339,813
2.85%, 08/05/61(a)	10,739	6,194,990
2.95%, 09/11/49	12,282	8,076,402
3.25%, 08/08/29	8,445	8,246,352
3.35%, 08/08/32(a)	11,713	11,162,741
3.45%, 02/09/45	18,697	14,245,930
3.75%, 09/12/47	10,358	8,019,050
3.75%, 11/13/47	12,696	9,764,001
3.85%, 05/04/43(a)	20,524	17,006,410
Security	Par (000)	Value
Computers (continued)
3.85%, 08/04/46	$15,867	$12,606,387
3.95%, 08/08/52	15,142	11,752,562
4.10%, 08/08/62	9,004	6,857,477
4.20%, 05/12/30(a)	6,100	6,126,557
4.25%, 02/09/47	10,755	8,994,099
4.30%, 05/10/33	7,907	7,916,424
4.38%, 05/13/45	14,282	12,458,139
4.45%, 05/06/44(a)	5,475	4,867,733
4.50%, 05/12/32(a)	7,839	7,962,554
4.50%, 02/23/36(a)	13,207	13,120,830
4.65%, 02/23/46	35,001	31,418,242
4.75%, 05/12/35(a)	10,812	10,913,014
4.85%, 05/10/53(a)	6,894	6,321,141
Dell International LLC/EMC Corp.
3.38%, 12/15/41	7,441	5,603,662
4.50%, 02/15/31	7,104	7,035,708
4.75%, 10/06/32	9,274	9,171,455
4.85%, 02/01/35(a)	11,040	10,750,020
5.00%, 04/01/30	11,036	11,190,881
5.10%, 02/15/36(a)	10,030	9,853,292
5.30%, 10/01/29	8,288	8,463,509
5.30%, 04/01/32	8,882	9,059,076
5.40%, 04/15/34(a)	6,433	6,541,773
5.50%, 04/01/35(a)	7,468	7,592,301
5.75%, 02/01/33(a)	6,186	6,450,644
6.20%, 07/15/30(a)	4,764	5,031,827
8.10%, 07/15/36	5,751	6,840,115
Hewlett Packard Enterprise Co.
4.40%, 10/15/30(a)	11,612	11,418,306
4.55%, 10/15/29	9,739	9,700,649
4.85%, 10/15/31	8,195	8,140,459
5.00%, 10/15/34(a)	15,281	14,927,790
5.60%, 10/15/54(a)	11,663	10,532,072
6.20%, 10/15/35(a)	5,869	6,264,995
6.35%, 10/15/45	11,722	11,802,490
HP, Inc.
2.65%, 06/17/31	10,400	9,304,398
5.50%, 01/15/33(a)	7,028	7,155,177
6.00%, 09/15/41(a)	7,831	7,855,229
IBM International Capital Pte. Ltd.
4.90%, 02/05/34(a)	12,034	11,864,531
5.25%, 02/05/44	8,562	7,839,181
5.30%, 02/05/54(a)	10,545	9,324,063
International Business Machines Corp.
1.95%, 05/15/30(a)	12,508	11,314,567
2.95%, 05/15/50(a)	8,204	4,997,671
3.50%, 05/15/29	10,988	10,682,151
4.00%, 06/20/42	15,060	12,168,716
4.15%, 05/15/39(a)	17,606	15,251,284
4.25%, 05/15/49(a)	22,093	16,960,105
4.40%, 07/27/32(a)	5,857	5,723,424
4.75%, 02/06/33(a)	5,710	5,674,423
4.80%, 02/10/30	11,410	11,511,579
4.90%, 07/27/52	6,274	5,217,264
4.95%, 02/03/36(a)	6,405	6,228,873
5.00%, 02/10/32	6,788	6,842,866
5.20%, 02/10/35(a)	10,934	10,950,724
5.70%, 02/10/55(a)	6,689	6,255,984
5.80%, 02/03/56(a)	5,282	5,005,798
Leidos, Inc.
2.30%, 02/15/31(a)	6,247	5,561,412

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.38%, 05/15/30(a)	$4,523	$4,454,507
5.00%, 03/15/36	4,425	4,288,344
5.75%, 03/15/33	2,409	2,500,311
		745,226,286
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.63%, 03/24/32	10,435	9,825,033
4.00%, 03/24/52(a)	8,175	6,242,457
Kenvue, Inc.
4.85%, 05/22/32(a)	6,401	6,474,134
4.90%, 03/22/33(a)	12,205	12,278,013
5.00%, 03/22/30(a)	6,868	7,004,431
5.05%, 03/22/53(a)	11,395	10,275,008
5.10%, 03/22/43	3,542	3,358,511
5.20%, 03/22/63	7,408	6,630,442
Procter & Gamble Co.(The)
1.20%, 10/29/30	14,206	12,465,119
1.95%, 04/23/31(a)	11,487	10,301,234
2.30%, 02/01/32(a)	10,661	9,687,222
3.00%, 03/25/30	7,242	6,939,468
4.05%, 01/26/33(a)	5,761	5,685,589
4.10%, 11/03/32(a)	7,092	6,987,403
4.55%, 01/29/34(a)	2,848	2,864,492
Unilever Capital Corp.
1.75%, 08/12/31	8,728	7,670,687
2.13%, 09/06/29(a)	3,795	3,555,628
4.63%, 08/12/34	6,899	6,828,560
5.00%, 12/08/33(a)	5,547	5,667,238
5.90%, 11/15/32	7,531	8,141,643
		148,882,312
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	29,566	27,034,586
3.40%, 10/29/33	15,458	13,729,389
3.85%, 10/29/41(a)	11,937	9,578,535
4.63%, 09/10/29	8,350	8,330,563
4.75%, 01/15/33	6,484	6,330,467
4.95%, 09/10/34(a)	9,404	9,155,970
5.38%, 12/15/31	6,250	6,374,373
6.15%, 09/30/30(a)	6,227	6,540,208
Ally Financial, Inc., 8.00%, 11/01/31(a)	12,454	13,902,547
American Express Co.
4.05%, 05/03/29(a)	3,131	3,119,648
4.05%, 12/03/42(a)	8,608	7,180,675
Ameriprise Financial, Inc.
5.15%, 05/15/33(a)	6,266	6,391,987
5.20%, 04/15/35	5,694	5,706,243
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	7,261	7,061,904
5.70%, 03/30/36	7,649	7,675,456
5.80%, 05/21/54(a)	6,501	6,152,567
Atlas Warehouse Lending Co. LP
4.95%, 11/15/30(b)	6,571	6,455,789
5.25%, 01/15/33(b)	5,510	5,383,548
Brookfield Asset Management Ltd.
5.30%, 01/15/36	5,116	4,988,280
5.80%, 04/24/35	5,177	5,277,930
6.08%, 09/15/55	5,698	5,632,780
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance, Inc.
3.50%, 03/30/51	$6,562	$4,397,308
4.35%, 04/15/30	10,013	9,858,610
4.70%, 09/20/47(a)	7,137	5,972,043
5.97%, 03/04/54(a)	8,236	8,041,332
Capital One Financial Corp., 6.70%, 11/29/32(a)	2,362	2,575,248
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	6,241	5,458,088
1.95%, 12/01/31(a)	6,686	5,834,745
2.30%, 05/13/31	5,480	4,938,013
2.90%, 03/03/32	7,825	7,110,890
CME Group, Inc.
2.65%, 03/15/32	6,425	5,846,961
4.40%, 03/15/30	7,199	7,221,765
5.30%, 09/15/43	6,078	5,996,841
Intercontinental Exchange, Inc.
1.85%, 09/15/32(a)	7,724	6,532,459
2.10%, 06/15/30	12,485	11,366,480
2.65%, 09/15/40(a)	25,031	18,239,326
3.00%, 06/15/50(a)	8,498	5,504,569
3.00%, 09/15/60	13,473	7,872,277
4.25%, 09/21/48	11,673	9,458,421
4.35%, 06/15/29	7,073	7,059,136
4.60%, 03/15/33	8,419	8,335,533
4.95%, 06/15/52(a)	8,006	7,183,761
5.20%, 06/15/62(a)	7,984	7,143,822
5.25%, 06/15/31(a)	6,414	6,611,641
Jefferies Financial Group, Inc.
2.63%, 10/15/31	8,168	7,136,662
4.15%, 01/23/30	11,235	10,898,732
5.13%, 04/28/31	9,092	8,965,833
5.50%, 02/15/36(a)	12,017	11,566,039
6.20%, 04/14/34	9,996	10,225,525
LPL Holdings, Inc., 5.20%, 03/15/30(a)	6,710	6,775,380
Mastercard, Inc.
2.00%, 11/18/31	8,929	7,925,869
2.95%, 06/01/29(a)	4,870	4,697,571
3.35%, 03/26/30	5,840	5,649,325
3.65%, 06/01/49	9,015	6,671,942
3.85%, 03/26/50(a)	8,990	6,891,405
4.35%, 01/15/32	13,644	13,550,498
4.55%, 01/15/35(a)	10,046	9,842,413
4.85%, 03/09/33	6,314	6,395,395
4.88%, 05/09/34(a)	6,670	6,714,408
Nasdaq, Inc.
5.55%, 02/15/34	9,071	9,360,428
5.95%, 08/15/53	6,118	6,140,833
6.10%, 06/28/63	5,768	5,837,039
Nomura Holdings, Inc.
2.61%, 07/14/31	10,086	9,034,919
2.68%, 07/16/30	7,801	7,157,973
3.00%, 01/22/32	9,840	8,878,118
3.10%, 01/16/30	12,370	11,663,586
4.90%, 07/01/30	6,858	6,865,099
5.78%, 07/03/34(a)	7,652	7,889,354
6.18%, 01/18/33	1,160	1,226,603
Raymond James Financial, Inc.
3.75%, 04/01/51	6,900	4,968,812
4.95%, 07/15/46	7,068	6,310,932
5.65%, 09/11/55(a)	6,711	6,411,885

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Sumisho Air Lease Corp.
2.88%, 01/15/32(a)	$4,948	$4,404,943
3.13%, 12/01/30	5,277	4,879,957
4.85%, 03/24/31(b)	13,524	13,406,863
Synchrony Financial, 2.88%, 10/28/31(a)	3,194	2,810,355
Visa, Inc.
1.10%, 02/15/31	13,319	11,549,876
2.00%, 08/15/50(a)	16,239	8,627,826
2.05%, 04/15/30(a)	7,414	6,829,642
2.70%, 04/15/40(a)	9,933	7,526,439
3.65%, 09/15/47(a)	6,979	5,324,279
4.10%, 02/12/31(a)	7,493	7,470,601
4.15%, 12/14/35(a)	14,290	13,686,348
4.30%, 12/14/45	24,028	20,452,165
		663,184,586
Electric — 4.1%
AEP Texas, Inc.
5.85%, 10/15/55	4,324	4,155,626
Series Q, 5.20%, 04/15/36	9,769	9,595,428
AES Corp.(The)
2.45%, 01/15/31	4,483	3,996,086
5.80%, 03/15/32(a)	5,374	5,462,678
Ameren Corp.
3.50%, 01/15/31	6,989	6,638,373
5.38%, 03/15/35(a)	5,205	5,272,153
American Electric Power Co., Inc., 5.63%, 03/01/33	6,108	6,319,332
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	11,522	6,949,739
3.70%, 07/15/30	5,810	5,640,917
3.80%, 07/15/48	7,930	5,846,088
4.25%, 10/15/50	7,479	5,856,190
4.45%, 01/15/49	7,862	6,403,875
4.50%, 02/01/45(a)	6,685	5,702,532
4.60%, 05/01/53(a)	6,096	5,010,519
5.15%, 11/15/43(a)	6,889	6,458,410
6.13%, 04/01/36	13,662	14,656,389
CenterPoint Energy Houston Electric LLC, Series AR, 4.85%, 04/01/36	375	367,203
Commonwealth Edison Co., 4.00%, 03/01/48	7,755	6,022,322
Connecticut Light and Power Co. (The), 4.00%, 04/01/48(a)	2,509	1,959,218
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	5,473	4,944,968
3.60%, 06/15/61(a)	6,438	4,300,522
4.45%, 03/15/44	4,525	3,863,426
4.63%, 12/01/54(a)	6,531	5,379,606
5.70%, 05/15/54	7,117	6,965,028
5.75%, 11/15/55(a)	6,674	6,535,968
5.90%, 11/15/53	6,709	6,695,341
Series 20B, 3.95%, 04/01/50	9,165	7,062,563
Constellation Energy Generation LLC
4.40%, 01/15/31(a)	7,911	7,836,583
5.60%, 06/15/42	4,787	4,702,101
5.75%, 03/15/54(a)	7,744	7,568,885
5.88%, 01/15/66	7,199	6,898,539
6.25%, 10/01/39(a)	5,963	6,295,158
6.50%, 10/01/53	8,226	8,731,915
Dominion Energy, Inc.
5.00%, 06/15/30	5,456	5,537,396
5.38%, 11/15/32(a)	5,979	6,117,941
Security	Par (000)	Value
Electric (continued)
Series C, 2.25%, 08/15/31(a)	$7,246	$6,412,545
Series C, 3.38%, 04/01/30	14,643	13,996,876
DTE Electric Co.
Series A, 4.85%, 03/01/36	7,127	6,962,549
Series B, 5.55%, 03/01/56	6,931	6,639,463
DTE Energy Co.
5.20%, 04/01/30	9,988	10,184,163
5.85%, 06/01/34(a)	4,797	5,018,862
Duke Energy Carolinas LLC
3.20%, 08/15/49	7,841	5,231,794
4.95%, 01/15/33(a)	7,529	7,619,061
5.30%, 02/15/40	4,454	4,419,925
5.35%, 01/15/53	7,384	6,888,981
5.40%, 01/15/54	7,468	7,028,694
Duke Energy Corp.
2.45%, 06/01/30(a)	5,393	4,975,307
2.55%, 06/15/31	7,405	6,686,246
3.30%, 06/15/41	6,759	5,089,560
3.50%, 06/15/51	8,442	5,652,103
3.75%, 09/01/46	11,805	8,685,569
4.50%, 08/15/32(a)	8,874	8,746,389
4.95%, 09/15/35(a)	8,124	7,936,557
5.00%, 08/15/52	8,824	7,536,862
5.45%, 06/15/34(a)	5,930	6,062,488
5.70%, 09/15/55(a)	5,715	5,371,521
5.80%, 06/15/54(a)	5,838	5,574,230
6.10%, 09/15/53	6,095	6,065,204
Duke Energy Florida LLC, 6.40%, 06/15/38	7,121	7,789,240
Duke Energy Progress LLC
5.05%, 03/15/35(a)	6,680	6,695,663
5.55%, 03/15/55	6,977	6,681,560
Entergy Louisiana LLC
4.20%, 09/01/48	5,199	4,108,870
4.90%, 04/15/36	6,430	6,262,428
5.65%, 04/15/56(a)	6,580	6,316,171
5.80%, 03/15/55	4,705	4,617,084
Eversource Energy, 5.13%, 05/15/33	5,031	5,033,381
Exelon Corp.
4.05%, 04/15/30	11,739	11,497,370
4.45%, 04/15/46	5,951	4,878,790
4.70%, 04/15/50	5,699	4,731,901
4.95%, 03/15/36	8,806	8,533,292
5.30%, 03/15/33	6,080	6,215,555
5.60%, 03/15/53	6,564	6,178,861
FirstEnergy Corp., Series C, 3.40%, 03/01/50(a)	6,658	4,437,853
Florida Power & Light Co.
2.45%, 02/03/32	8,721	7,825,669
2.88%, 12/04/51(a)	12,681	7,881,027
3.15%, 10/01/49	7,763	5,187,256
3.95%, 03/01/48	7,618	5,939,973
4.80%, 05/15/33(a)	5,873	5,879,770
5.10%, 04/01/33	6,096	6,216,687
5.15%, 06/15/29(a)	3,210	3,288,742
5.30%, 06/15/34	6,047	6,217,330
5.30%, 04/01/53(a)	7,253	6,782,330
5.60%, 06/15/54	8,855	8,637,332
5.60%, 02/15/66	9,557	9,130,772
5.70%, 03/15/55	7,146	7,057,608
Georgia Power Co.
4.30%, 03/15/42	9,007	7,785,372
4.85%, 03/15/31	5,884	5,961,605

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 05/17/33(a)	$6,581	$6,624,318
5.13%, 05/15/52(a)	6,506	5,929,440
5.25%, 03/15/34(a)	6,966	7,095,392
Series A, 3.25%, 03/15/51	7,527	5,039,012
MidAmerican Energy Co.
4.25%, 07/15/49	8,812	7,061,689
5.85%, 09/15/54	6,223	6,221,052
National Grid PLC
5.42%, 01/11/34(a)	5,050	5,154,913
5.81%, 06/12/33	6,315	6,587,900
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	16,096	14,679,512
2.44%, 01/15/32	7,733	6,838,576
2.75%, 11/01/29	8,047	7,618,195
5.00%, 07/15/32	5,653	5,709,137
5.05%, 03/15/30	8,555	8,702,528
5.05%, 02/28/33(a)	7,899	7,976,719
5.25%, 03/15/34(a)	6,888	6,974,240
5.25%, 02/28/53(a)	8,913	8,036,109
5.30%, 03/15/32	184	188,801
5.45%, 03/15/35(a)	5,220	5,317,366
5.55%, 03/15/54(a)	7,208	6,766,512
5.90%, 03/15/55(a)	5,556	5,443,977
Northern States Power Co./MN, 5.10%, 05/15/53	8,595	7,772,764
Oncor Electric Delivery Co. LLC
4.50%, 03/15/31(b)	10,875	10,800,463
4.95%, 09/15/52(a)	5,378	4,701,632
5.55%, 06/15/54	4,149	3,935,360
5.65%, 11/15/33(a)	5,005	5,235,413
5.90%, 03/15/56(b)	10,636	10,560,117
Pacific Gas and Electric Co.
2.50%, 02/01/31	14,277	12,838,338
3.25%, 06/01/31	7,478	6,920,737
3.30%, 08/01/40	7,296	5,450,574
3.50%, 08/01/50	15,973	10,569,018
3.95%, 12/01/47(a)	6,721	4,900,386
4.50%, 07/01/40(a)	13,133	11,297,202
4.55%, 07/01/30	20,990	20,744,159
4.95%, 07/01/50	24,641	20,425,038
5.05%, 10/15/32	7,804	7,786,310
5.20%, 05/01/36	9,560	9,406,992
5.55%, 05/15/29	5,644	5,773,037
5.70%, 03/01/35	6,842	6,935,698
5.80%, 05/15/34(a)	7,408	7,585,822
5.90%, 10/01/54(a)	6,594	6,170,925
6.00%, 08/15/35	6,862	7,090,721
6.00%, 05/01/56	8,173	7,776,410
6.10%, 10/15/55	6,380	6,145,573
6.15%, 01/15/33	6,302	6,602,590
6.15%, 03/01/55	5,739	5,559,568
6.40%, 06/15/33	8,066	8,576,688
6.70%, 04/01/53	5,649	5,852,322
6.75%, 01/15/53	12,641	13,169,590
6.95%, 03/15/34	7,571	8,297,328
PacifiCorp
2.90%, 06/15/52	10,663	6,263,050
5.35%, 12/01/53	8,191	7,229,358
5.45%, 04/15/33	7,231	7,356,316
5.45%, 02/15/34	6,367	6,437,779
5.50%, 05/15/54	9,916	8,943,698
Security	Par (000)	Value
Electric (continued)
5.80%, 04/15/36	$7,894	$8,094,760
5.80%, 01/15/55	13,083	12,311,747
PPL Capital Funding, Inc., 5.25%, 09/01/34(a)	4,674	4,715,337
PPL Electric Utilities Corp., 5.25%, 05/15/53	3,117	2,886,388
Public Service Co. of Colorado
1.88%, 06/15/31	125	109,111
5.15%, 09/15/35	4,968	4,936,816
5.25%, 04/01/53	8,447	7,635,052
5.35%, 05/15/34	4,986	5,065,681
5.75%, 05/15/54	5,508	5,353,799
5.85%, 05/15/55	7,508	7,406,028
Public Service Co. of Oklahoma, 5.45%, 01/15/36	5,463	5,500,108
Public Service Enterprise Group, Inc., 2.45%, 11/15/31(a)	4,870	4,326,599
San Diego Gas & Electric Co.
5.35%, 04/01/53	5,709	5,266,679
5.40%, 04/15/35	4,674	4,747,656
Series VVV, 1.70%, 10/01/30	8,005	7,098,158
Series WWW, 2.95%, 08/15/51(a)	5,376	3,363,802
Sempra
3.80%, 02/01/38	9,087	7,673,202
4.00%, 02/01/48	6,118	4,540,584
5.25%, 03/15/36	8,687	8,569,185
6.00%, 10/15/39	6,321	6,461,238
Southern California Edison Co.
3.65%, 02/01/50(a)	8,733	5,966,209
4.00%, 04/01/47(a)	14,166	10,446,837
4.65%, 10/01/43	7,815	6,523,851
5.20%, 06/01/34(a)	5,789	5,724,861
5.25%, 03/15/30	8,443	8,572,685
5.45%, 06/01/31	6,754	6,912,970
5.45%, 03/01/35	8,257	8,241,712
5.95%, 11/01/32(a)	5,908	6,177,002
Series 20A, 2.95%, 02/01/51	6,570	3,907,059
Series C, 4.13%, 03/01/48	12,668	9,449,474
Southern Co.(The)
4.40%, 07/01/46	16,159	13,288,644
4.85%, 03/15/35	5,850	5,692,851
5.20%, 06/15/33	5,945	6,014,035
5.70%, 03/15/34	6,841	7,077,465
Series A, 3.70%, 04/30/30(a)	8,655	8,385,489
Virginia Electric and Power Co.
2.45%, 12/15/50	6,964	3,892,686
2.95%, 11/15/51(a)	8,655	5,331,316
4.95%, 03/15/36	9,434	9,190,557
5.00%, 04/01/33(a)	5,874	5,916,437
5.45%, 04/01/53	5,271	4,926,792
5.70%, 03/15/56	10,022	9,638,766
Series C, 4.90%, 09/15/35	5,726	5,600,874
Series D, 5.60%, 09/15/55(a)	5,987	5,688,682
Vistra Operations Co. LLC
5.00%, 04/30/31(b)	1,480	1,475,367
5.25%, 04/30/33(b)	6,219	6,187,712
5.55%, 04/30/36(b)	5,823	5,767,941
Xcel Energy, Inc.
5.45%, 08/15/33	6,149	6,274,703
5.50%, 03/15/34	5,477	5,576,485
5.60%, 04/15/35	6,155	6,264,256
		1,287,555,471

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.20%, 12/21/31(a)	$7,170	$6,376,133
2.80%, 12/21/51	8,039	4,957,049
		11,333,182
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31	6,018	5,331,246
2.80%, 02/15/30(a)	4,837	4,561,073
4.13%, 11/15/30	4,985	4,912,442
4.40%, 02/15/33	10,092	9,858,798
4.63%, 02/15/36	16,180	15,639,837
5.00%, 01/15/35(a)	6,260	6,264,200
5.30%, 11/15/55	11,140	10,409,046
Honeywell International, Inc.
1.75%, 09/01/31	11,877	10,326,518
1.95%, 06/01/30	6,573	5,964,069
2.70%, 08/15/29	7,331	6,965,785
4.50%, 01/15/34	9,232	9,057,361
		89,290,375
Engineering & Construction — 0.0%
Jacobs Solutions, Inc., 4.75%, 03/03/31	3,110	3,078,253
Environmental Control — 0.3%
Republic Services, Inc.
1.75%, 02/15/32	5,895	5,055,154
5.00%, 04/01/34	5,250	5,295,197
Waste Connections, Inc.
2.95%, 01/15/52(a)	5,134	3,245,958
4.20%, 01/15/33	6,433	6,201,524
5.00%, 03/01/34	7,602	7,642,806
Waste Management, Inc.
1.50%, 03/15/31(a)	8,796	7,655,215
4.15%, 04/15/32(a)	9,775	9,590,628
4.63%, 02/15/30(a)	6,552	6,609,854
4.80%, 03/15/32	4,484	4,536,934
4.88%, 02/15/34(a)	11,089	11,201,450
4.95%, 07/03/31(a)	7,628	7,788,869
4.95%, 03/15/35(a)	7,877	7,882,967
5.35%, 10/15/54(a)	7,346	7,006,567
		89,713,123
Food — 1.2%
Campbell's Company/The
4.75%, 03/23/35(a)	6,717	6,186,148
5.40%, 03/21/34	6,953	6,755,440
Conagra Brands, Inc.
5.30%, 11/01/38	7,951	7,405,395
5.40%, 11/01/48(a)	6,361	5,427,124
General Mills, Inc.
2.88%, 04/15/30(a)	10,090	9,418,502
4.88%, 01/30/30	8,051	8,109,982
4.95%, 03/29/33(a)	7,166	7,100,471
5.25%, 01/30/35(a)	4,020	3,998,927
Hormel Foods Corp., 1.80%, 06/11/30	4,729	4,258,332
J M Smucker Co.(The)
6.20%, 11/15/33(a)	6,751	7,195,771
6.50%, 11/15/43(a)	5,715	5,987,547
6.50%, 11/15/53(a)	6,291	6,604,415
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co. Holdings, 5.63%, 03/10/37(a)(b)	7,295	7,274,063
Security	Par (000)	Value
Food (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/36(a)	$6,821	$6,797,393
5.95%, 04/20/35	7,319	7,569,262
6.25%, 03/01/56(a)	10,381	10,037,632
6.38%, 02/25/55	6,017	5,945,750
6.38%, 04/15/66	8,866	8,558,055
6.40%, 05/10/57(b)	5,679	5,591,714
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 05/15/32	7,813	6,956,909
3.63%, 01/15/32	6,863	6,351,692
4.38%, 02/02/52(a)	10,140	7,610,309
5.75%, 04/01/33	12,986	13,377,340
6.50%, 12/01/52(a)	11,584	11,618,614
6.75%, 03/15/34	3,381	3,676,289
7.25%, 11/15/53(a)	9,119	9,914,426
Kraft Heinz Foods Co.
4.38%, 06/01/46	23,151	18,120,596
4.88%, 10/01/49	12,458	10,207,095
5.00%, 06/04/42	12,924	11,429,528
5.20%, 07/15/45	15,928	13,955,723
5.50%, 06/01/50(a)	6,258	5,602,956
6.88%, 01/26/39	6,188	6,741,863
Kroger Co.(The)
3.95%, 01/15/50(a)	7,659	5,699,814
4.45%, 02/01/47	9,050	7,396,906
5.00%, 09/15/34	18,700	18,453,540
5.50%, 09/15/54(a)	16,491	15,295,485
5.65%, 09/15/64	13,496	12,530,527
Mondelez International, Inc.
2.63%, 09/04/50(a)	8,755	5,168,815
2.75%, 04/13/30(a)	5,994	5,606,136
3.00%, 03/17/32	5,758	5,228,223
Sysco Corp.
3.15%, 12/14/51	6,895	4,270,646
5.95%, 04/01/30	11,073	11,521,963
6.60%, 04/01/50(a)	8,230	8,592,423
Tyson Foods, Inc.
4.55%, 06/02/47	4,748	4,004,609
5.10%, 09/28/48(a)	10,285	9,315,728
5.70%, 03/15/34(a)	8,310	8,610,019
		377,480,097
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44	4,140	3,433,783
NiSource, Inc.
1.70%, 02/15/31	7,301	6,366,151
2.95%, 09/01/29	4,226	4,019,083
3.60%, 05/01/30	5,344	5,159,605
3.95%, 03/30/48	7,874	5,926,967
4.38%, 05/15/47(a)	7,491	6,069,741
4.80%, 02/15/44	6,073	5,307,317
5.35%, 07/15/35(a)	7,237	7,295,940
5.85%, 04/01/55	12,430	12,072,002
		55,650,589
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/30	6,794	6,227,182
2.75%, 11/15/50(a)	5,542	3,170,885
		9,398,067

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.6%
Abbott Laboratories
4.00%, 03/15/31	$25,101	$24,622,620
4.30%, 03/15/33(a)	22,100	21,553,790
4.65%, 03/15/36	31,802	30,892,339
4.75%, 11/30/36(a)	13,310	13,005,993
4.75%, 03/15/38	24,649	23,785,575
4.90%, 11/30/46	24,370	22,194,285
5.50%, 03/15/56	31,078	30,022,905
5.60%, 03/15/66	22,036	21,224,414
Agilent Technologies, Inc., 2.30%, 03/12/31	5,851	5,259,837
Augusta SpinCo Corp.
4.66%, 03/23/31	7,182	7,167,253
4.95%, 03/23/33	7,508	7,474,024
5.25%, 03/23/36	7,717	7,677,633
Baxter International, Inc.
2.54%, 02/01/32	15,263	12,968,876
3.13%, 12/01/51(a)	5,365	3,084,138
5.65%, 12/15/35(a)	6,420	6,298,957
Danaher Corp.
2.60%, 10/01/50(a)	7,226	4,297,473
2.80%, 12/10/51(a)	7,146	4,383,667
DH Europe Finance II SARL
2.60%, 11/15/29	9,429	8,865,522
3.25%, 11/15/39	9,390	7,549,921
3.40%, 11/15/49(a)	5,960	4,190,126
GE HealthCare Technologies, Inc.
4.80%, 08/14/29	6,160	6,202,205
5.50%, 06/15/35	7,858	7,969,434
5.86%, 03/15/30(a)	9,724	10,126,384
5.91%, 11/22/32(a)	13,269	13,996,602
6.38%, 11/22/52(a)	8,177	8,580,990
Medtronic Global Holdings SCA, 4.50%, 03/30/33	7,818	7,725,443
Medtronic, Inc.
4.38%, 03/15/35(a)	15,839	15,298,539
4.63%, 03/15/45(a)	13,821	12,308,286
Solventum Corp.
5.45%, 03/13/31(a)	12,471	12,816,919
5.60%, 03/23/34	11,509	11,759,920
5.90%, 04/30/54(a)	9,745	9,453,337
Stryker Corp.
1.95%, 06/15/30	9,206	8,331,212
4.25%, 09/11/29	8,856	8,812,885
4.63%, 09/11/34(a)	8,067	7,879,405
4.63%, 03/15/46(a)	8,540	7,369,890
4.85%, 02/10/30	7,083	7,174,949
5.20%, 02/10/35(a)	5,102	5,163,306
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(a)	9,354	8,251,035
2.60%, 10/01/29(a)	6,261	5,913,858
2.80%, 10/15/41	12,387	9,014,788
4.10%, 08/15/47(a)	6,431	5,236,023
4.22%, 02/12/31(a)	7,704	7,612,092
4.47%, 10/07/32	5,552	5,487,268
4.55%, 06/15/33	5,909	5,820,977
4.79%, 10/07/35	9,089	8,938,493
4.90%, 02/12/36(a)	9,604	9,501,018
4.98%, 08/10/30	7,082	7,228,226
5.09%, 08/10/33	4,568	4,643,763
5.55%, 02/12/46	5,848	5,726,250
Security	Par (000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31(a)	$4,352	$3,887,674
		514,750,519
Health Care - Services — 3.6%
Aetna, Inc., 6.63%, 06/15/36	4,484	4,856,827
Ascension Health
3.95%, 11/15/46	2,334	1,852,214
Series 2025, 4.29%, 11/15/30	4,115	4,070,248
Series 2025, 4.92%, 11/15/35	3,432	3,395,723
Series B, 2.53%, 11/15/29	6,533	6,138,497
Cigna Group(The)
2.38%, 03/15/31	12,219	11,024,970
2.40%, 03/15/30	12,118	11,224,136
3.20%, 03/15/40	6,448	5,007,827
3.40%, 03/15/50	17,346	11,802,773
3.40%, 03/15/51(a)	10,810	7,295,095
3.88%, 10/15/47	5,864	4,414,863
4.50%, 09/15/30(a)	9,480	9,463,645
4.80%, 08/15/38	16,997	15,960,861
4.80%, 07/15/46	10,663	9,235,836
4.88%, 09/15/32	7,076	7,089,025
4.90%, 12/15/48	25,155	21,755,702
5.00%, 05/15/29	4,664	4,740,005
5.13%, 05/15/31(a)	6,823	6,968,453
5.25%, 02/15/34(a)	7,329	7,426,082
5.25%, 01/15/36(a)	12,777	12,790,314
5.40%, 03/15/33(a)	4,573	4,700,493
5.60%, 02/15/54(a)	11,009	10,410,214
6.00%, 01/15/56(a)	8,017	8,008,549
CommonSpirit Health
3.35%, 10/01/29	2,660	2,546,432
4.19%, 10/01/49	1,859	1,436,097
Elevance Health, Inc.
2.25%, 05/15/30(a)	8,626	7,886,116
2.55%, 03/15/31(a)	8,295	7,526,355
2.88%, 09/15/29(a)	5,740	5,445,792
3.13%, 05/15/50	11,234	7,234,076
3.60%, 03/15/51	13,823	9,656,243
3.70%, 09/15/49	4,733	3,378,187
4.38%, 12/01/47	12,067	9,766,138
4.55%, 03/01/48(a)	4,347	3,604,940
4.60%, 09/15/32	6,645	6,541,682
4.63%, 05/15/42	8,969	7,905,706
4.65%, 01/15/43	8,135	7,123,787
4.65%, 08/15/44	7,140	6,147,352
4.75%, 02/15/30(a)	5,617	5,655,548
4.75%, 02/15/33	9,633	9,521,685
4.95%, 11/01/31	6,180	6,231,884
5.00%, 01/15/36(a)	5,781	5,675,577
5.13%, 02/15/53	8,787	7,729,267
5.20%, 02/15/35	9,475	9,477,183
5.38%, 06/15/34	7,601	7,724,267
5.65%, 06/15/54	9,851	9,323,435
5.70%, 02/15/55	11,340	10,815,823
5.85%, 11/01/64	4,853	4,648,713
6.10%, 10/15/52(a)	5,555	5,591,928
HCA, Inc.
2.38%, 07/15/31	6,639	5,889,059
3.50%, 09/01/30	14,664	13,946,291
3.50%, 07/15/51	14,468	9,538,813
3.63%, 03/15/32	12,711	11,857,250

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.13%, 06/15/29	$5,821	$5,740,977
4.60%, 11/15/32	5,963	5,822,168
4.63%, 03/15/52	17,074	13,562,034
4.70%, 05/15/31	7,575	7,537,567
4.90%, 11/15/35	7,324	7,090,081
5.00%, 05/15/33	7,575	7,515,126
5.13%, 06/15/39	8,015	7,572,291
5.25%, 03/01/30	7,338	7,477,611
5.25%, 06/15/49	19,763	17,421,262
5.30%, 05/15/36	7,575	7,519,396
5.45%, 04/01/31	14,163	14,539,203
5.45%, 09/15/34(a)	10,093	10,228,691
5.50%, 03/01/32	5,894	6,038,823
5.50%, 06/01/33	9,073	9,272,386
5.50%, 06/15/47	13,464	12,347,950
5.60%, 04/01/34	9,867	10,104,994
5.70%, 11/15/55(a)	7,174	6,663,982
5.75%, 03/01/35(a)	12,907	13,277,351
5.90%, 06/01/53	8,278	7,873,380
5.95%, 09/15/54(a)	6,852	6,578,184
6.00%, 04/01/54(a)	10,552	10,185,394
6.20%, 03/01/55(a)	10,910	10,807,563
Humana, Inc.
2.15%, 02/03/32(a)	7,256	6,263,921
4.95%, 10/01/44	6,953	5,861,794
5.38%, 04/15/31	7,390	7,492,685
5.50%, 03/15/53(a)	5,983	5,220,044
5.55%, 05/01/35	6,125	6,082,315
5.75%, 04/15/54	8,476	7,658,703
5.88%, 03/01/33	4,847	4,967,779
5.95%, 03/15/34(a)	6,370	6,527,913
ICON Investments Six DAC, 5.85%, 05/08/29	2,458	2,501,012
Kaiser Foundation Hospitals
4.15%, 05/01/47(a)	7,300	5,911,035
Series 2019, 3.27%, 11/01/49	3,505	2,401,931
Series 2021, 2.81%, 06/01/41	3,733	2,713,379
Series 2021, 3.00%, 06/01/51(a)	6,721	4,286,011
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	6,306	5,538,550
4.80%, 10/01/34	7,323	7,153,084
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	2,022	1,171,802
Quest Diagnostics, Inc.
2.95%, 06/30/30	4,975	4,674,136
5.00%, 12/15/34(a)	6,450	6,421,841
6.40%, 11/30/33	5,520	6,000,745
UnitedHealth Group, Inc.
2.00%, 05/15/30(a)	9,791	8,900,878
2.30%, 05/15/31(a)	14,479	13,008,923
2.75%, 05/15/40	9,045	6,630,331
2.88%, 08/15/29	7,026	6,718,947
2.90%, 05/15/50(a)	10,767	6,753,096
3.05%, 05/15/41	11,011	8,216,460
3.13%, 05/15/60(a)	8,411	5,041,304
3.25%, 05/15/51	19,563	12,957,606
3.50%, 08/15/39	12,735	10,406,554
3.70%, 08/15/49	12,245	8,875,007
3.75%, 10/15/47	8,057	6,006,346
3.88%, 08/15/59	10,531	7,381,859
4.00%, 05/15/29	4,946	4,895,261
4.20%, 05/15/32(a)	11,301	11,024,695
Security	Par (000)	Value
Health Care - Services (continued)
4.20%, 01/15/47	$5,951	$4,757,558
4.25%, 03/15/43	6,100	5,120,239
4.25%, 06/15/48	12,559	10,032,703
4.45%, 12/15/48(a)	9,437	7,751,398
4.50%, 04/15/33(a)	8,993	8,806,886
4.63%, 07/15/35	7,659	7,437,896
4.65%, 01/15/31	8,560	8,610,966
4.75%, 07/15/45	15,126	13,290,980
4.75%, 05/15/52	15,265	12,899,933
4.80%, 01/15/30	7,733	7,832,333
4.90%, 04/15/31(a)	5,925	6,016,418
4.95%, 01/15/32	13,716	13,890,750
4.95%, 05/15/62	7,414	6,272,143
5.00%, 04/15/34	10,846	10,866,590
5.05%, 04/15/53	15,501	13,701,687
5.15%, 07/15/34(a)	15,037	15,206,159
5.20%, 04/15/63	13,368	11,729,888
5.30%, 02/15/30	6,701	6,886,209
5.30%, 06/15/35(a)	10,165	10,360,953
5.35%, 02/15/33(a)	15,723	16,170,931
5.38%, 04/15/54(a)	14,471	13,356,924
5.50%, 07/15/44(a)	13,439	13,038,947
5.50%, 04/15/64	7,068	6,506,703
5.63%, 07/15/54(a)	20,302	19,470,905
5.75%, 07/15/64(a)	13,553	12,954,074
5.80%, 03/15/36(a)	8,222	8,633,528
5.88%, 02/15/53	15,171	15,017,888
5.95%, 06/15/55(a)	7,015	7,091,522
6.05%, 02/15/63	10,082	10,104,416
6.88%, 02/15/38(a)	6,600	7,500,178
Universal Health Services, Inc., 2.65%, 10/15/30	3,756	3,398,220
		1,135,016,264
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
5.70%, 01/23/31(a)(b)	5,406	5,316,706
6.70%, 07/29/31(a)	6,723	6,865,663
Ares Capital Corp.
5.25%, 04/12/31	6,491	6,316,264
5.50%, 09/01/30	6,888	6,799,816
5.80%, 03/08/32(a)	8,073	8,019,541
5.95%, 07/15/29	4,068	4,108,308
Ares Strategic Income Fund
5.60%, 02/15/30	7,307	7,182,261
6.20%, 03/21/32(a)	3,107	3,084,072
Blackstone Private Credit Fund
5.95%, 07/16/29(a)	7,546	7,549,525
5.95%, 05/15/31	2,125	2,091,727
6.00%, 01/29/32	8,470	8,310,057
6.00%, 11/22/34(a)	7,379	7,010,358
Blue Owl Credit Income Corp.
5.80%, 03/15/30	6,995	6,806,227
6.60%, 09/15/29	5,571	5,598,716
6.65%, 03/15/31(a)	5,049	5,034,000
Goldman Sachs Private Credit Corp.
5.88%, 01/31/31(b)	322	316,850
6.15%, 06/16/31(b)	2,435	2,414,224
Sixth Street Lending Partners, 6.13%, 07/15/30	5,812	5,842,662
		98,666,977

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	$3,391	$3,237,334
Insurance — 2.0%
Allstate Corp. (The), 5.25%, 03/30/33	6,934	7,062,730
American International Group, Inc.
4.38%, 06/30/50(a)	9,030	7,298,715
4.75%, 04/01/48(a)	7,066	6,108,736
5.13%, 03/27/33(a)	7,159	7,234,678
Aon Corp.
2.80%, 05/15/30	11,032	10,283,206
3.75%, 05/02/29	3,644	3,564,806
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52(a)	9,475	6,885,831
5.35%, 02/28/33	7,573	7,742,425
Aon North America, Inc.
5.45%, 03/01/34(a)	12,137	12,385,191
5.75%, 03/01/54	16,656	15,997,811
Arthur J Gallagher & Co.
3.50%, 05/20/51	7,504	5,088,734
4.85%, 12/15/29	7,973	8,046,234
5.15%, 02/15/35(a)	13,868	13,735,113
5.55%, 02/15/55(a)	13,488	12,537,258
Athene Holding Ltd.
6.25%, 04/01/54	7,398	6,793,475
6.63%, 05/19/55(a)	7,291	7,046,130
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	5,307	4,728,448
2.50%, 01/15/51(a)	8,418	4,926,109
2.85%, 10/15/50(a)	10,066	6,352,827
2.88%, 03/15/32(a)	7,805	7,231,569
3.85%, 03/15/52	20,837	15,703,695
4.20%, 08/15/48	19,589	15,976,126
4.25%, 01/15/49	17,573	14,384,709
5.75%, 01/15/40(a)	6,676	7,169,153
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	8,840	7,986,231
Brighthouse Financial, Inc., 4.70%, 06/22/47(a)	1,973	1,371,607
Brown & Brown, Inc.
4.90%, 06/23/30(a)	7,865	7,854,739
5.55%, 06/23/35(a)	8,140	8,111,386
6.25%, 06/23/55(a)	8,646	8,600,492
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	10,378	9,107,956
3.05%, 12/15/61(a)	7,806	4,680,134
4.35%, 11/03/45	11,274	9,568,477
4.90%, 08/15/35(a)	11,493	11,347,265
5.00%, 03/15/34	10,214	10,274,454
6.00%, 05/11/37	6,114	6,528,609
Corebridge Financial, Inc.
3.90%, 04/05/32(a)	12,946	12,190,561
4.40%, 04/05/52(a)	9,356	7,412,632
5.75%, 01/15/34(a)	5,942	6,108,815
Equitable Holdings, Inc., 5.00%, 04/20/48	10,262	8,868,451
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	8,484	5,165,102
3.50%, 10/15/50	7,063	4,738,754
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32(a)	2,343	2,413,899
6.00%, 12/07/33	3,953	4,142,595
6.35%, 03/22/54	4,076	4,150,836
Hartford Insurance Group, Inc., 3.60%, 08/19/49	6,237	4,474,204
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp.
3.70%, 03/16/32(a)	$7,819	$7,441,046
4.99%, 12/11/35	7,683	7,557,172
5.38%, 03/04/46	5,604	5,380,794
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	6,917	6,270,585
4.65%, 03/15/30	10,700	10,763,686
4.85%, 11/15/31	7,872	7,940,201
4.90%, 03/15/49	11,631	10,207,006
5.00%, 03/15/35(a)	14,005	13,907,800
5.40%, 03/15/55(a)	13,262	12,351,534
5.70%, 09/15/53	8,437	8,224,702
MetLife, Inc.
4.05%, 03/01/45(a)	7,916	6,410,937
4.13%, 08/13/42	6,343	5,287,194
4.55%, 03/23/30(a)	9,914	9,985,028
4.60%, 05/13/46	7,778	6,762,339
4.88%, 11/13/43	5,693	5,167,423
5.00%, 07/15/52(a)	7,800	6,914,485
5.25%, 01/15/54(a)	7,735	7,166,360
5.30%, 12/15/34(a)	7,954	8,115,154
5.38%, 07/15/33(a)	8,733	9,032,674
5.70%, 06/15/35(a)	6,075	6,355,124
5.88%, 02/06/41	7,254	7,495,921
6.38%, 06/15/34(a)	5,149	5,632,288
Progressive Corp.(The)
4.13%, 04/15/47(a)	5,851	4,655,955
5.15%, 03/26/36	8,969	8,952,592
Prudential Financial, Inc.
3.70%, 03/13/51(a)	12,148	8,692,979
3.91%, 12/07/47	8,160	6,139,755
3.94%, 12/07/49	8,593	6,429,729
4.35%, 02/25/50(a)	8,714	6,990,939
4.60%, 05/15/44	6,265	5,417,594
5.20%, 03/14/35(a)	8,804	8,837,727
5.70%, 12/14/36(a)	4,771	4,964,862
Travelers Companies, Inc.(The)
3.05%, 06/08/51	7,818	5,058,957
5.35%, 11/01/40(a)	6,079	6,052,589
5.45%, 05/25/53(a)	6,478	6,215,660
5.70%, 07/24/55(a)	4,677	4,648,091
6.25%, 06/15/37(a)	5,577	6,117,849
Willis North America, Inc.
5.35%, 05/15/33	5,822	5,897,286
5.90%, 03/05/54	6,018	5,861,926
		634,684,851
Internet — 4.9%
Airbnb, Inc.
4.65%, 03/16/31	8,753	8,734,839
5.25%, 03/16/36	5,910	5,888,938
Alphabet, Inc.
1.10%, 08/15/30(a)	11,998	10,548,715
1.90%, 08/15/40(a)	10,997	7,277,213
2.05%, 08/15/50(a)	20,421	10,903,491
2.25%, 08/15/60	14,895	7,452,076
4.00%, 05/15/30(a)	10,978	10,886,167
4.10%, 11/15/30(a)	18,168	18,001,341
4.10%, 02/15/31	25,264	24,968,947
4.38%, 11/15/32	9,943	9,844,839
4.40%, 02/15/33	23,371	22,991,598
4.50%, 05/15/35	8,470	8,276,000

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.70%, 11/15/35	$29,825	$29,205,803
4.80%, 02/15/36(a)	31,003	30,576,244
5.25%, 05/15/55	10,891	10,126,812
5.30%, 05/15/65	10,365	9,438,053
5.35%, 11/15/45	20,515	19,876,366
5.45%, 11/15/55	29,817	28,473,831
5.50%, 02/15/46	15,786	15,485,776
5.65%, 02/15/56	27,998	27,409,961
5.70%, 11/15/75	19,751	18,900,117
5.75%, 02/15/66	18,821	18,335,416
Amazon.com, Inc.
1.50%, 06/03/30	13,980	12,494,319
2.10%, 05/12/31	22,323	19,991,369
2.50%, 06/03/50(a)	20,274	11,751,417
2.70%, 06/03/60(a)	17,451	9,456,529
2.88%, 05/12/41	19,414	14,343,335
3.10%, 05/12/51	26,185	16,920,802
3.25%, 05/12/61	11,966	7,346,647
3.60%, 04/13/32	19,479	18,551,254
3.88%, 08/22/37(a)	22,908	20,596,083
3.95%, 04/13/52	16,648	12,612,913
4.05%, 08/22/47	26,874	21,270,196
4.10%, 11/20/30(a)	16,842	16,614,486
4.10%, 04/13/62(a)	10,175	7,497,376
4.25%, 03/13/31	37,948	37,577,404
4.25%, 08/22/57(a)	16,990	13,135,227
4.35%, 03/20/33(a)	15,007	14,664,434
4.55%, 03/13/33	28,186	27,804,903
4.65%, 12/01/29	12,038	12,182,050
4.65%, 11/20/35	28,564	27,763,111
4.70%, 12/01/32(a)	17,627	17,788,821
4.80%, 12/05/34(a)	8,643	8,703,757
4.88%, 03/13/36	53,304	52,455,864
4.95%, 12/05/44(a)	12,274	11,414,093
5.45%, 11/20/55(a)	24,717	23,319,619
5.55%, 11/20/65	16,166	15,060,700
5.65%, 03/13/46(a)	26,520	26,116,437
5.80%, 03/13/56	38,506	37,840,963
5.95%, 03/13/66(a)	22,174	21,846,410
6.05%, 03/13/76	28,734	28,206,211
AppLovin Corp.
5.13%, 12/01/29	6,081	6,125,671
5.38%, 12/01/31	7,250	7,321,190
5.50%, 12/01/34	3,724	3,713,014
eBay, Inc.
2.60%, 05/10/31(a)	7,540	6,837,416
2.70%, 03/11/30	6,072	5,668,330
3.65%, 05/10/51	6,445	4,556,444
4.00%, 07/15/42	6,295	5,065,571
Expedia Group, Inc.
3.25%, 02/15/30(a)	7,978	7,566,459
5.40%, 02/15/35(a)	7,183	7,129,842
5.50%, 04/15/36	6,608	6,460,856
Meta Platforms, Inc.
3.85%, 08/15/32	23,332	22,228,632
4.20%, 11/15/30	30,713	30,373,892
4.30%, 08/15/29	4,240	4,245,313
4.45%, 08/15/52	20,550	15,908,088
4.55%, 05/15/31	25,675	25,671,149
4.55%, 08/15/31(a)	9,859	9,878,000
4.60%, 11/15/32	29,578	29,190,070
Security	Par (000)	Value
Internet (continued)
4.65%, 08/15/62	$13,748	$10,373,438
4.75%, 08/15/34(a)	18,731	18,382,826
4.80%, 05/15/30	8,032	8,145,056
4.88%, 05/15/33	25,675	25,665,500
4.88%, 11/15/35(a)	48,117	46,850,050
4.95%, 05/15/33	13,938	13,984,724
5.25%, 05/15/36	12,825	12,789,090
5.40%, 08/15/54	26,807	23,786,811
5.50%, 11/15/45	37,253	34,602,240
5.55%, 08/15/64	22,455	19,817,849
5.60%, 05/15/53	18,009	16,448,969
5.63%, 11/15/55(a)	50,093	45,848,700
5.75%, 05/15/63	13,855	12,752,020
5.75%, 11/15/65(a)	35,096	31,812,941
6.20%, 05/15/46	12,825	12,823,204
6.30%, 05/15/56	12,825	12,807,430
6.45%, 05/15/66	12,825	12,806,275
Netflix, Inc.
4.90%, 08/15/34(a)	8,691	8,729,640
5.40%, 08/15/54(a)	4,942	4,732,334
6.38%, 05/15/29	3,216	3,401,558
Uber Technologies, Inc.
4.15%, 01/15/31	7,223	7,079,137
4.30%, 01/15/30(a)	12,869	12,768,954
4.80%, 09/15/34	11,886	11,639,452
4.80%, 09/15/35(a)	9,802	9,542,022
5.35%, 09/15/54(a)	7,277	6,706,516
		1,541,165,946
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	6,764	7,479,714
Steel Dynamics, Inc., 5.25%, 05/15/35	3,106	3,124,671
		10,604,385
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29	2,495	2,406,951
Marriott International, Inc., 5.50%, 04/15/37	11,686	11,692,859
Marriott International, Inc./MD
5.10%, 05/01/38	9,689	9,381,616
5.30%, 05/15/34	8,164	8,252,726
5.35%, 03/15/35	6,881	6,931,516
Series FF, 4.63%, 06/15/30(a)	6,982	6,973,256
Series GG, 3.50%, 10/15/32	7,992	7,362,651
Series HH, 2.85%, 04/15/31	6,283	5,753,459
		58,755,034
Machinery — 0.7%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	7,827	7,938,838
Caterpillar, Inc.
2.60%, 04/09/30(a)	7,823	7,353,468
3.25%, 09/19/49	6,923	4,829,976
3.25%, 04/09/50	10,648	7,414,773
3.80%, 08/15/42(a)	15,027	12,479,617
5.20%, 05/15/35(a)	12,871	13,194,395
5.20%, 05/27/41	7,418	7,387,975
Deere & Co.
3.75%, 04/15/50	7,462	5,676,069
3.90%, 06/09/42(a)	8,830	7,471,956
5.45%, 01/16/35	7,140	7,428,512
5.70%, 01/19/55(a)	6,161	6,267,321

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
GE Vernova, Inc.
4.88%, 02/04/36(a)	$9,594	$9,473,698
5.50%, 02/04/56	8,544	8,200,721
Ingersoll Rand, Inc.
5.18%, 06/15/29	5,373	5,491,874
5.45%, 06/15/34	5,199	5,311,950
5.70%, 08/14/33	7,774	8,095,543
John Deere Capital Corp.
4.40%, 09/08/31	9,119	9,097,007
4.70%, 06/10/30(a)	9,888	10,006,082
4.85%, 06/11/29(a)	3,660	3,723,664
4.90%, 03/07/31(a)	7,629	7,788,770
5.10%, 04/11/34(a)	7,772	7,920,443
5.15%, 09/08/33	8,410	8,670,331
Series 1, 5.05%, 06/12/34(a)	7,365	7,480,180
Series I, 4.55%, 06/05/30(a)	8,098	8,154,488
Otis Worldwide Corp.
2.57%, 02/15/30(a)	9,003	8,375,936
3.11%, 02/15/40	5,987	4,568,513
3.36%, 02/15/50(a)	2,943	2,015,212
Regal Rexnord Corp.
6.30%, 02/15/30	10,374	10,870,603
6.40%, 04/15/33	7,983	8,484,014
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35	5,191	5,306,668
		226,478,597
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29	8,085	7,584,350
3.25%, 08/26/49(a)	7,407	4,975,192
4.00%, 09/14/48(a)	7,091	5,478,189
Eaton Corp.
4.15%, 03/15/33(a)	7,516	7,280,929
4.15%, 11/02/42	5,668	4,875,195
4.20%, 03/06/31	15,586	15,378,002
4.50%, 03/06/33	8,231	8,105,973
4.80%, 03/06/36	19,006	18,696,881
5.45%, 03/06/56(a)	7,001	6,773,159
Parker-Hannifin Corp.
3.25%, 06/14/29	6,683	6,462,705
4.00%, 06/14/49(a)	2,633	2,065,460
4.50%, 09/15/29	6,660	6,691,323
Teledyne Technologies, Inc., 2.75%, 04/01/31	5,553	5,082,013
		99,449,371
Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(a)	9,007	7,686,034
2.80%, 04/01/31	13,663	12,224,626
3.50%, 06/01/41(a)	11,449	7,916,851
3.50%, 03/01/42(a)	10,358	7,037,460
3.70%, 04/01/51(a)	15,940	9,750,125
3.85%, 04/01/61	17,154	9,886,298
3.90%, 06/01/52	20,856	13,074,668
3.95%, 06/30/62	12,091	7,052,426
4.40%, 04/01/33	8,516	7,902,584
4.40%, 12/01/61	11,842	7,533,214
4.80%, 03/01/50	20,621	15,130,166
5.13%, 07/01/49	9,316	7,103,193
Security	Par (000)	Value
Media (continued)
5.25%, 04/01/53(a)	$11,687	$9,090,117
5.38%, 04/01/38	5,554	4,986,217
5.38%, 05/01/47(a)	19,516	15,620,279
5.50%, 04/01/63	7,890	6,017,796
5.75%, 04/01/48	19,476	16,308,040
5.85%, 12/01/35	10,287	10,034,521
6.10%, 06/01/29	5,442	5,616,479
6.38%, 10/23/35	16,189	16,328,969
6.48%, 10/23/45(a)	26,970	24,830,532
6.55%, 06/01/34	13,503	13,963,385
6.65%, 02/01/34	9,117	9,446,670
6.70%, 12/01/55(a)	6,724	6,330,675
Comcast Corp.
1.50%, 02/15/31(a)	13,655	11,841,352
1.95%, 01/15/31	14,526	12,896,024
2.45%, 08/15/52(a)	11,933	6,173,659
2.65%, 02/01/30	14,928	13,971,465
2.65%, 08/15/62	11,338	5,561,320
2.80%, 01/15/51(a)	12,802	7,270,512
2.89%, 11/01/51	37,823	21,694,112
2.94%, 11/01/56(a)	47,624	26,195,800
2.99%, 11/01/63(a)	32,872	17,243,133
3.20%, 07/15/36(a)	6,455	5,394,198
3.25%, 11/01/39	12,089	9,301,472
3.40%, 04/01/30	13,816	13,272,631
3.40%, 07/15/46(a)	12,283	8,344,552
3.45%, 02/01/50(a)	14,411	9,435,213
3.75%, 04/01/40	13,952	11,300,434
3.90%, 03/01/38	9,550	8,193,784
3.97%, 11/01/47	15,017	10,993,429
4.00%, 08/15/47	8,280	6,118,491
4.00%, 03/01/48	9,303	6,817,492
4.00%, 11/01/49	18,090	13,071,566
4.05%, 11/01/52(a)	10,480	7,474,134
4.20%, 08/15/34	11,645	10,944,128
4.25%, 10/15/30(a)	11,908	11,761,449
4.25%, 01/15/33	15,500	14,938,982
4.40%, 08/15/35(a)	5,972	5,629,330
4.60%, 10/15/38	9,772	8,915,134
4.60%, 08/15/45	7,872	6,549,920
4.65%, 02/15/33(a)	6,032	5,955,775
4.70%, 10/15/48(a)	13,382	10,900,406
4.80%, 05/15/33(a)	5,324	5,281,916
4.95%, 10/15/58	8,937	7,282,836
5.17%, 01/15/37(b)	5,148	5,012,441
5.30%, 06/01/34(a)	9,173	9,292,088
5.30%, 05/15/35(a)	6,705	6,811,369
5.35%, 05/15/53(a)	12,001	10,517,588
5.50%, 11/15/32(a)	7,143	7,420,486
5.50%, 05/15/64(a)	11,219	9,791,861
5.65%, 06/15/35(a)	4,924	5,088,951
5.65%, 06/01/54(a)	9,836	8,974,374
6.05%, 05/15/55(a)	8,050	7,896,732
7.05%, 03/15/33(a)	5,869	6,574,044
Fox Corp.
5.48%, 01/25/39(a)	8,882	8,642,141
5.58%, 01/25/49(a)	13,014	11,998,756
6.50%, 10/13/33	9,288	9,963,907
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	7,490	8,486,353

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Time Warner Cable LLC
4.50%, 09/15/42	$10,562	$7,941,286
5.50%, 09/01/41	11,858	10,214,600
5.88%, 11/15/40	9,925	8,937,088
6.55%, 05/01/37	11,111	11,163,331
6.75%, 06/15/39	10,510	10,425,702
7.30%, 07/01/38	11,121	11,628,779
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	4,468	3,689,935
Walt Disney Co.(The)
2.00%, 09/01/29	15,528	14,452,497
2.65%, 01/13/31	19,938	18,520,039
2.75%, 09/01/49	19,908	12,271,277
3.50%, 05/13/40	11,312	9,272,906
3.60%, 01/13/51(a)	22,399	16,217,595
3.80%, 03/22/30(a)	7,275	7,135,458
3.80%, 05/13/60	9,216	6,577,296
4.00%, 03/14/31(a)	13,722	13,488,651
4.63%, 03/14/36(a)	11,972	11,661,677
4.63%, 03/23/40(a)	8,284	7,762,468
4.70%, 03/23/50(a)	10,709	9,339,898
6.20%, 12/15/34(a)	5,564	6,120,565
6.40%, 12/15/35	5,633	6,253,165
6.65%, 11/15/37	9,480	10,694,032
		901,835,310
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	7,144	7,182,535
5.75%, 05/01/43	5,890	5,876,557
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,309	6,497,098
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10,774	9,164,439
4.90%, 02/28/33	7,966	8,012,691
5.00%, 02/21/30	9,252	9,441,790
5.00%, 09/30/43	19,178	17,932,730
5.13%, 02/21/32	4,166	4,266,248
5.25%, 09/08/30(a)	8,177	8,421,865
5.25%, 09/08/33(a)	9,961	10,210,793
5.30%, 02/21/35(a)	8,350	8,528,660
5.50%, 09/08/53(a)	6,255	6,077,644
5.75%, 09/05/55(a)	5,701	5,727,750
Freeport-McMoRan, Inc., 5.45%, 03/15/43(a)	12,891	12,327,501
Newmont Corp., 2.60%, 07/15/32(a)	6,168	5,578,865
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	6,960	7,175,951
Rio Tinto Alcan, Inc., 6.13%, 12/15/33	5,971	6,408,079
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	10,235	6,227,320
5.20%, 11/02/40	9,273	9,106,781
Rio Tinto Finance USA PLC
4.13%, 08/21/42	5,786	4,890,318
4.88%, 03/14/30	21,903	22,225,401
5.00%, 03/14/32	9,814	9,996,828
5.13%, 03/09/53	9,850	9,047,430
5.25%, 03/14/35	8,934	9,111,648
5.75%, 03/14/55(a)	14,803	14,852,069
5.88%, 03/14/65	6,181	6,226,128
		230,515,119
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	$6,922	$6,377,284
Oil & Gas — 3.8%
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	8,291	7,434,663
2.72%, 01/12/32	7,559	6,845,482
2.77%, 11/10/50	17,460	10,665,237
2.94%, 06/04/51	16,988	10,687,932
3.00%, 02/24/50	16,156	10,406,989
3.00%, 03/17/52(a)	11,247	7,086,821
3.06%, 06/17/41	10,231	7,704,153
3.38%, 02/08/61	13,415	8,609,833
3.63%, 04/06/30	7,950	7,741,794
4.81%, 02/13/33	17,809	17,856,571
4.89%, 09/11/33(a)	11,704	11,749,712
4.97%, 10/17/29(a)	5,013	5,114,368
4.99%, 04/10/34	9,201	9,264,226
5.23%, 11/17/34(a)	16,525	16,830,022
Canadian Natural Resources Ltd.
4.95%, 06/01/47	3,724	3,249,076
5.00%, 12/15/29	5,937	6,021,858
5.40%, 12/15/34(a)	4,694	4,764,230
6.25%, 03/15/38	7,938	8,411,610
Cenovus Energy, Inc., 3.75%, 02/15/52(a)	4,152	2,930,675
Chevron Corp.
2.24%, 05/11/30(a)	5,239	4,843,718
3.08%, 05/11/50	7,810	5,231,515
Chevron USA, Inc.
2.34%, 08/12/50(a)	6,415	3,672,387
4.30%, 10/15/30(a)	8,593	8,603,795
4.50%, 10/15/32(a)	12,937	12,973,330
4.69%, 04/15/30	10,019	10,149,256
4.85%, 10/15/35(a)	7,549	7,549,664
4.98%, 04/15/35(a)	6,993	7,082,292
ConocoPhillips, 6.50%, 02/01/39(a)	11,333	12,562,359
ConocoPhillips Co.
3.76%, 03/15/42	6,862	5,551,336
3.80%, 03/15/52	8,230	6,006,975
4.03%, 03/15/62	13,380	9,622,410
4.30%, 11/15/44	7,511	6,313,933
4.70%, 01/15/30	14,423	14,568,257
5.00%, 01/15/35(a)	10,025	10,066,240
5.05%, 09/15/33	7,181	7,312,245
5.30%, 05/15/53	12,538	11,587,068
5.50%, 01/15/55(a)	12,814	12,182,317
5.55%, 03/15/54	6,415	6,153,856
Coterra Energy, Inc.
5.40%, 02/15/35	5,597	5,643,064
5.90%, 02/15/55	5,709	5,489,609
Devon Energy Corp.
4.75%, 05/15/42	8,766	7,716,779
5.00%, 06/15/45(a)	6,316	5,561,215
5.20%, 09/15/34(a)	10,970	10,993,749
5.60%, 07/15/41(a)	8,627	8,396,831
5.75%, 09/15/54(a)	8,306	7,818,855
Diamondback Energy, Inc.
3.13%, 03/24/31(a)	6,257	5,849,335
3.50%, 12/01/29	7,878	7,613,841
5.15%, 01/30/30	7,629	7,804,260
5.40%, 04/18/34	9,122	9,307,835

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.55%, 04/01/35(a)	$9,237	$9,474,542
5.75%, 04/18/54	10,663	10,201,184
5.90%, 04/18/64	9,055	8,722,233
6.25%, 03/15/33	6,371	6,825,882
EOG Resources, Inc.
4.38%, 04/15/30	5,640	5,623,059
4.40%, 01/15/31	13,443	13,346,930
4.95%, 04/15/50(a)	6,638	5,886,612
5.00%, 07/15/32	6,292	6,378,000
5.35%, 01/15/36(a)	8,610	8,728,700
5.65%, 12/01/54(a)	9,543	9,262,607
5.95%, 07/15/55	5,485	5,551,020
EQT Corp.
4.75%, 01/15/31(a)	7,539	7,503,557
5.75%, 02/01/34	5,534	5,724,994
Equinor ASA
2.38%, 05/22/30	1,449	1,342,536
3.13%, 04/06/30(a)	3,707	3,544,923
3.25%, 11/18/49	1,812	1,253,366
3.70%, 04/06/50	1,709	1,279,026
3.95%, 05/15/43	1,649	1,358,360
4.75%, 11/14/35(a)	3,225	3,173,870
4.80%, 11/08/43	1,854	1,703,877
5.10%, 08/17/40	1,661	1,636,472
5.13%, 06/03/35(a)	5,500	5,597,653
Expand Energy Corp.
4.75%, 02/01/32	8,183	8,023,950
5.38%, 03/15/30	2,969	2,999,063
5.70%, 01/15/35	5,532	5,636,617
Exxon Mobil Corp.
2.44%, 08/16/29(a)	10,782	10,238,092
2.61%, 10/15/30(a)	16,686	15,590,075
3.00%, 08/16/39	8,987	7,153,482
3.10%, 08/16/49	9,833	6,642,816
3.45%, 04/15/51	25,447	18,073,396
3.48%, 03/19/30	17,663	17,175,908
3.57%, 03/06/45	9,639	7,444,574
4.11%, 03/01/46	17,497	14,474,154
4.23%, 03/19/40	12,106	10,914,271
4.33%, 03/19/50	20,354	16,920,370
Hess Corp.
5.60%, 02/15/41	9,827	10,016,712
6.00%, 01/15/40	5,155	5,465,206
Marathon Petroleum Corp.
4.75%, 09/15/44	4,370	3,739,567
5.15%, 03/01/30(a)	8,521	8,698,560
5.70%, 03/01/35(a)	6,160	6,327,349
6.50%, 03/01/41(a)	10,024	10,731,149
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	5,597	5,730,787
5.55%, 10/01/34(a)	9,793	9,967,439
6.05%, 10/01/54	8,183	7,959,396
6.45%, 09/15/36	13,363	14,360,924
6.60%, 03/15/46(a)	8,861	9,253,520
6.63%, 09/01/30	9,637	10,280,154
7.50%, 05/01/31	6,736	7,493,756
8.88%, 07/15/30	8,409	9,578,053
Phillips 66
2.15%, 12/15/30	6,553	5,883,464
3.30%, 03/15/52(a)	8,362	5,411,956
4.65%, 11/15/34(a)	8,398	8,152,900
Security	Par (000)	Value
Oil & Gas (continued)
4.88%, 11/15/44	$10,747	$9,407,047
5.88%, 05/01/42	11,133	11,182,917
Phillips 66 Co.
5.25%, 06/15/31(a)	8,655	8,852,633
5.30%, 06/30/33(a)	6,280	6,399,513
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,071	6,385,822
2.15%, 01/15/31(a)	4,545	4,105,879
Shell Finance U.S., Inc.
2.38%, 11/07/29	12,494	11,717,860
2.75%, 04/06/30	6,955	6,556,240
3.00%, 11/26/51(a)(b)	9,211	5,888,194
3.13%, 11/07/49(a)(b)	9,092	6,032,610
3.25%, 04/06/50(a)	12,067	8,240,307
3.75%, 09/12/46	7,784	5,976,109
4.00%, 05/10/46	15,661	12,487,815
4.13%, 11/06/30	12,377	12,235,262
4.13%, 05/11/35(a)	10,118	9,599,319
4.38%, 05/11/45	20,704	17,550,445
4.55%, 08/12/43	7,114	6,285,525
4.75%, 01/06/36	8,246	8,092,159
5.50%, 03/25/40(b)	5,931	6,016,801
6.38%, 12/15/38(b)	13,195	14,523,188
Suncor Energy, Inc.
3.75%, 03/04/51(a)	5,805	4,115,821
4.00%, 11/15/47(a)	3,772	2,846,982
6.85%, 06/01/39	5,465	6,027,158
TotalEnergies Capital International SA
2.83%, 01/10/30	14,046	13,338,587
2.99%, 06/29/41	7,161	5,350,773
3.13%, 05/29/50	16,714	11,090,585
3.39%, 06/29/60(a)	5,834	3,761,231
3.46%, 07/12/49	9,171	6,485,210
TotalEnergies Capital SA
4.72%, 09/10/34(a)	6,239	6,199,183
5.15%, 04/05/34	10,738	10,967,482
5.28%, 09/10/54(a)	7,687	7,175,580
5.43%, 09/10/64(a)	8,501	7,900,824
5.49%, 04/05/54(a)	12,785	12,267,975
5.64%, 04/05/64	11,607	11,152,117
TotalEnergies Capital USA LLC
4.25%, 01/13/31	10,800	10,683,635
4.57%, 01/13/33	13,379	13,216,326
4.86%, 01/13/36	7,946	7,817,292
Valero Energy Corp.
3.65%, 12/01/51	6,433	4,403,380
5.15%, 03/10/36	8,198	8,058,766
6.63%, 06/15/37	9,769	10,719,447
Woodside Finance Ltd.
5.10%, 09/12/34	12,216	12,053,015
5.40%, 05/19/30	9,165	9,361,264
5.70%, 09/12/54	6,921	6,473,966
6.00%, 05/19/35	8,191	8,537,777
		1,189,600,662
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	7,067	6,832,608
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47(a)	10,075	7,952,818
4.35%, 06/15/31	13,106	12,951,875
4.65%, 06/15/33	11,004	10,824,977

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
5.00%, 06/15/36(a)	$11,949	$11,746,691
5.85%, 06/15/56(a)	16,440	16,192,593
Halliburton Co.
2.92%, 03/01/30(a)	12,907	12,170,603
4.75%, 08/01/43	5,150	4,533,712
4.85%, 11/15/35(a)	9,263	9,054,308
5.00%, 11/15/45	13,656	12,245,817
6.70%, 09/15/38	5,182	5,756,914
7.45%, 09/15/39	6,715	7,908,726
		118,171,642
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	5,796	5,252,771
5.13%, 03/12/36(a)	4,914	4,794,139
5.50%, 03/17/35(a)	6,766	6,863,043
Berry Global, Inc.
5.65%, 01/15/34(a)	5,693	5,834,021
5.80%, 06/15/31	5,693	5,928,270
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	7,952	8,105,548
5.44%, 04/03/34	7,843	7,961,865
5.78%, 04/03/54(a)	7,459	7,178,067
Smurfit Westrock Financing DAC
5.19%, 01/15/36(a)	7,176	7,060,090
5.42%, 01/15/35	5,766	5,800,053
		64,777,867
Pharmaceuticals — 7.1%
AbbVie, Inc.
3.20%, 11/21/29	34,701	33,382,594
4.05%, 11/21/39(a)	36,263	31,721,679
4.13%, 03/15/31	14,218	13,996,388
4.25%, 11/21/49	44,161	35,621,579
4.30%, 05/14/36	7,806	7,370,136
4.40%, 03/15/33	14,786	14,495,193
4.40%, 11/06/42	20,395	17,871,343
4.45%, 05/14/46	20,227	17,215,285
4.50%, 05/14/35	22,020	21,255,234
4.55%, 03/15/35	20,495	19,887,625
4.70%, 05/14/45	21,935	19,360,243
4.75%, 03/15/36	9,411	9,195,656
4.75%, 03/15/45	5,955	5,292,181
4.85%, 06/15/44	10,036	9,106,342
4.88%, 03/15/30	5,891	5,995,397
4.88%, 11/14/48	18,034	16,051,254
4.95%, 03/15/31(a)	9,187	9,378,482
5.05%, 03/15/34(a)	20,503	20,778,708
5.20%, 03/15/35	8,153	8,287,313
5.35%, 03/15/44	5,629	5,458,991
5.40%, 03/15/54(a)	22,752	21,581,298
5.50%, 03/15/64	10,440	9,889,354
5.55%, 03/15/56	12,327	11,936,621
5.60%, 03/15/55	6,402	6,247,191
Astrazeneca Finance LLC
2.25%, 05/28/31	5,254	4,740,310
4.60%, 03/02/36	7,372	7,181,303
4.90%, 02/26/31(a)	8,539	8,711,434
5.00%, 02/26/34	11,640	11,794,102
AstraZeneca PLC
1.38%, 08/06/30	13,439	11,901,347
3.00%, 05/28/51(a)	7,631	5,040,760
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 09/18/42	$7,152	$6,027,362
4.38%, 11/16/45	6,966	6,017,951
4.38%, 08/17/48	7,315	6,215,506
6.45%, 09/15/37	19,918	22,216,219
Becton Dickinson & Co.
1.96%, 02/11/31(a)	12,165	10,741,308
2.82%, 05/20/30	6,764	6,324,604
4.67%, 06/06/47	655	568,125
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	10,719	9,440,215
2.35%, 11/13/40(a)	11,809	8,253,471
2.55%, 11/13/50(a)	15,439	8,962,735
2.95%, 03/15/32	13,036	11,963,609
3.40%, 07/26/29	9,356	9,095,198
3.55%, 03/15/42	8,779	6,933,932
3.70%, 03/15/52	16,594	11,983,339
3.90%, 03/15/62	12,977	9,151,421
4.13%, 06/15/39(a)	13,861	12,336,192
4.25%, 10/26/49	27,645	22,146,844
4.35%, 11/15/47	8,447	6,960,668
4.55%, 02/20/48	10,539	8,914,599
5.10%, 02/22/31	5,219	5,359,208
5.20%, 02/22/34(a)	17,018	17,412,724
5.55%, 02/22/54	19,727	18,927,952
5.75%, 02/01/31(a)	6,496	6,849,128
5.90%, 11/15/33	4,751	5,086,814
Cardinal Health, Inc.
5.00%, 11/15/29	7,274	7,372,644
5.35%, 11/15/34	5,073	5,132,136
Cencora, Inc.
2.70%, 03/15/31	6,792	6,205,565
4.90%, 02/13/36	8,009	7,833,899
CVS Health Corp.
1.75%, 08/21/30	10,107	8,942,687
1.88%, 02/28/31	8,213	7,199,899
2.13%, 09/15/31	7,485	6,530,655
3.25%, 08/15/29(a)	14,672	14,077,853
3.75%, 04/01/30(a)	14,392	13,943,740
4.78%, 03/25/38	42,326	39,228,693
5.00%, 09/15/32(a)	5,924	5,946,851
5.05%, 03/25/48(a)	60,880	52,471,851
5.13%, 02/21/30(a)	7,854	7,982,733
5.13%, 07/20/45	27,825	24,575,277
5.25%, 01/30/31(a)	6,671	6,809,171
5.25%, 02/21/33(a)	10,739	10,898,898
5.30%, 06/01/33	19,796	20,050,394
5.30%, 12/05/43	7,296	6,684,170
5.40%, 06/01/29(a)	3,588	3,670,439
5.45%, 09/15/35(a)	11,427	11,502,286
5.55%, 06/01/31(a)	7,268	7,510,114
5.63%, 02/21/53	8,953	8,230,853
5.70%, 06/01/34	9,044	9,323,691
5.88%, 06/01/53(a)	11,360	10,793,477
6.00%, 06/01/44	8,490	8,376,855
6.00%, 06/01/63	5,976	5,675,234
6.05%, 06/01/54(a)	9,698	9,454,696
6.20%, 09/15/55	9,121	9,063,156
Eli Lilly & Co.
2.25%, 05/15/50	13,288	7,442,872
2.50%, 09/15/60(a)	7,138	3,788,653
3.95%, 03/15/49(a)	9,622	7,524,349

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.20%, 08/14/29(a)	$6,103	$6,100,745
4.25%, 03/15/31(a)	6,893	6,855,801
4.55%, 10/15/32(a)	7,049	7,052,495
4.60%, 08/14/34	7,855	7,756,695
4.70%, 02/27/33(a)	7,854	7,916,413
4.70%, 02/09/34	16,560	16,504,999
4.75%, 02/12/30	11,000	11,186,791
4.88%, 02/27/53	10,050	8,939,898
4.90%, 02/12/32(a)	7,819	7,978,688
4.90%, 10/15/35(a)	7,299	7,287,391
4.95%, 02/27/63	6,342	5,539,802
5.00%, 02/09/54	10,332	9,357,676
5.05%, 08/14/54	11,345	10,344,896
5.10%, 02/12/35	7,932	8,071,664
5.10%, 02/09/64	10,672	9,552,159
5.20%, 08/14/64(a)	8,040	7,298,968
5.50%, 02/12/55	9,021	8,793,154
5.55%, 10/15/55(a)	7,307	7,166,231
5.60%, 02/12/65	5,698	5,527,573
5.65%, 10/15/65	8,226	8,046,642
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5,059	4,927,162
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/30(a)	6,403	6,440,249
4.88%, 04/15/35(a)	5,664	5,640,407
6.38%, 05/15/38	22,630	25,090,442
Johnson & Johnson
1.30%, 09/01/30(a)	13,660	12,150,269
2.10%, 09/01/40(a)	13,508	9,445,324
2.25%, 09/01/50(a)	12,060	6,922,481
2.45%, 09/01/60(a)	9,285	4,967,166
3.40%, 01/15/38	9,084	7,865,391
3.50%, 01/15/48	6,372	4,796,216
3.55%, 03/01/36	11,697	10,644,230
3.63%, 03/03/37	9,975	8,947,172
3.70%, 03/01/46	11,333	8,987,100
3.75%, 03/03/47(a)	10,231	8,081,677
4.38%, 12/05/33	14,251	14,251,070
4.70%, 03/01/30	9,374	9,571,370
4.80%, 06/01/29(a)	3,527	3,605,394
4.85%, 03/01/32(a)	8,096	8,326,739
4.90%, 06/01/31(a)	10,643	10,972,095
4.95%, 06/01/34(a)	10,675	11,014,207
5.00%, 03/01/35(a)	7,089	7,288,197
5.25%, 06/01/54(a)	6,711	6,621,990
5.95%, 08/15/37(a)	6,925	7,613,206
Merck & Co., Inc.
1.45%, 06/24/30(a)	6,213	5,534,344
2.15%, 12/10/31	14,067	12,447,988
2.35%, 06/24/40	5,659	4,003,871
2.45%, 06/24/50	13,379	7,697,288
2.75%, 12/10/51	16,070	9,703,521
2.90%, 12/10/61	10,839	6,155,758
3.70%, 02/10/45	17,740	13,712,910
3.90%, 03/07/39(a)	7,533	6,602,962
4.00%, 03/07/49	12,752	9,947,056
4.15%, 09/15/30(a)	8,479	8,428,774
4.15%, 03/15/31	9,790	9,662,242
4.15%, 05/18/43	11,101	9,357,266
4.30%, 05/17/30	6,824	6,817,451
4.45%, 12/04/32(a)	9,399	9,309,466
4.50%, 05/17/33(a)	9,911	9,842,520
Security	Par (000)	Value
Pharmaceuticals (continued)
4.55%, 09/15/32(a)	$7,220	$7,234,309
4.75%, 12/04/35(a)	12,900	12,621,778
4.90%, 05/17/44	6,233	5,697,375
4.95%, 09/15/35	8,652	8,629,596
5.00%, 05/17/53(a)	13,496	12,090,118
5.15%, 05/17/63	6,949	6,195,224
5.50%, 03/15/46	8,827	8,597,955
5.55%, 12/04/55(a)	12,458	11,989,732
5.70%, 09/15/55(a)	8,648	8,492,370
5.70%, 12/04/65(a)	6,862	6,651,296
Mylan, Inc., 5.20%, 04/15/48	3,845	3,063,830
Novartis Capital Corp.
2.20%, 08/14/30(a)	14,116	12,924,042
2.75%, 08/14/50(a)	7,166	4,491,020
3.80%, 09/18/29	5,513	5,434,067
4.00%, 09/18/31(a)	5,411	5,323,832
4.00%, 11/20/45	11,541	9,457,756
4.10%, 11/05/30	14,610	14,423,680
4.20%, 09/18/34(a)	7,340	7,082,545
4.30%, 11/05/32(a)	7,309	7,209,387
4.40%, 03/18/31	18,357	18,333,999
4.40%, 05/06/44	12,051	10,554,296
4.60%, 03/18/33	19,810	19,664,700
4.60%, 11/05/35(a)	7,665	7,485,733
4.70%, 09/18/54(a)	5,594	4,857,025
4.90%, 03/18/36(a)	22,959	22,780,142
5.60%, 03/18/46	7,887	7,891,402
5.70%, 03/18/56(a)	18,529	18,526,067
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30(a)	16,541	16,646,484
4.75%, 05/19/33	37,151	36,975,149
5.11%, 05/19/43	24,608	23,155,705
5.30%, 05/19/53	47,389	43,867,590
5.34%, 05/19/63	32,013	28,983,072
Pfizer, Inc.
1.70%, 05/28/30(a)	8,732	7,870,359
1.75%, 08/18/31(a)	9,897	8,664,276
2.55%, 05/28/40	10,955	7,941,637
2.63%, 04/01/30	8,471	7,938,929
2.70%, 05/28/50(a)	6,467	3,959,375
3.90%, 03/15/39	6,971	6,040,583
4.00%, 12/15/36(a)	7,924	7,300,804
4.00%, 03/15/49	10,589	8,287,076
4.13%, 12/15/46(a)	11,543	9,360,952
4.20%, 11/15/30(a)	7,720	7,655,856
4.20%, 09/15/48	11,420	9,223,485
4.30%, 06/15/43	7,528	6,447,491
4.40%, 05/15/44(a)	6,542	5,675,368
4.50%, 11/15/32	6,059	5,994,631
4.88%, 11/15/35	9,693	9,597,601
7.20%, 03/15/39	18,882	22,075,992
Sanofi SA, 4.20%, 11/03/32	5,046	4,957,254
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	18,037	16,423,944
3.03%, 07/09/40	10,819	8,134,860
3.18%, 07/09/50(a)	13,371	8,752,380
3.38%, 07/09/60(a)	7,035	4,410,673
5.30%, 07/05/34	7,963	8,078,236
5.65%, 07/05/44	5,539	5,418,901
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	12,037	12,044,536

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.90%, 07/07/55(a)	$8,123	$8,043,737
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	4,545	3,690,224
Viatris, Inc.
2.70%, 06/22/30	8,467	7,719,637
3.85%, 06/22/40	7,843	6,011,165
4.00%, 06/22/50	9,775	6,482,995
Wyeth LLC
5.95%, 04/01/37(a)	16,121	17,162,544
6.50%, 02/01/34	4,048	4,472,341
Zoetis, Inc.
2.00%, 05/15/30	11,456	10,412,470
4.70%, 02/01/43	9,573	8,533,437
5.00%, 08/17/35(a)	10,066	9,995,897
5.60%, 11/16/32	5,400	5,648,644
		2,221,309,476
Pipelines — 4.2%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29(a)	7,927	7,703,162
Cheniere Energy Partners LP
3.25%, 01/31/32	4,836	4,426,217
4.00%, 03/01/31	12,169	11,726,508
4.50%, 10/01/29	12,693	12,626,091
5.55%, 10/30/35(a)	10,169	10,359,355
5.75%, 08/15/34(a)	6,728	6,965,383
5.95%, 06/30/33	11,708	12,279,210
Cheniere Energy, Inc.
5.20%, 07/30/36(a)(b)	6,549	6,468,009
5.65%, 04/15/34	10,517	10,835,221
6.00%, 07/30/56(b)	10,261	10,111,923
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	6,672	6,277,355
Enbridge, Inc.
2.50%, 08/01/33(a)	6,785	5,783,119
3.13%, 11/15/29(a)	8,388	8,000,067
3.40%, 08/01/51	8,099	5,449,225
4.85%, 03/27/31(a)	11,356	11,400,392
5.45%, 03/27/36	10,187	10,276,282
5.50%, 12/01/46	5,717	5,439,381
5.55%, 06/20/35	6,235	6,368,109
5.63%, 04/05/34(a)	9,239	9,536,007
5.70%, 03/08/33	13,934	14,435,656
5.95%, 04/05/54(a)	9,761	9,731,899
6.20%, 11/15/30	5,712	6,045,252
6.70%, 11/15/53(a)	9,976	10,850,312
Energy Transfer LP
3.75%, 05/15/30	12,633	12,223,505
4.55%, 01/15/31(a)	7,544	7,476,770
5.00%, 05/15/50	16,854	14,036,925
5.15%, 03/15/45	9,856	8,637,167
5.25%, 07/01/29	5,672	5,786,577
5.30%, 04/15/47	6,603	5,830,017
5.35%, 01/15/36(a)	10,034	9,970,109
5.35%, 05/15/45	8,027	7,193,210
5.40%, 10/01/47	12,084	10,768,122
5.55%, 05/15/34	7,481	7,627,232
5.60%, 09/01/34	13,897	14,186,006
5.70%, 04/01/35	8,860	9,081,274
5.75%, 02/15/33	10,560	10,984,681
5.95%, 05/15/54	13,307	12,541,005
6.00%, 06/15/48	9,344	8,931,581
6.05%, 09/01/54	9,405	8,977,874
Security	Par (000)	Value
Pipelines (continued)
6.13%, 12/15/45	$7,341	$7,180,013
6.20%, 04/01/55	9,293	9,042,273
6.25%, 04/15/49	13,356	13,154,749
6.30%, 01/15/56(a)	7,468	7,368,112
6.40%, 12/01/30(a)	8,527	9,103,193
6.50%, 02/01/42	8,498	8,861,623
6.55%, 12/01/33	8,109	8,788,015
Enterprise Products Operating LLC
2.80%, 01/31/30	9,596	9,073,208
3.13%, 07/31/29(a)	6,957	6,708,922
3.20%, 02/15/52	7,446	4,875,853
3.30%, 02/15/53	7,546	5,001,545
3.70%, 01/31/51	11,570	8,416,669
3.95%, 01/31/60	8,858	6,399,506
4.20%, 01/31/50	8,514	6,806,798
4.25%, 02/15/48	8,472	6,868,391
4.45%, 02/15/43	13,336	11,593,902
4.60%, 01/15/31	7,013	7,019,815
4.80%, 02/01/49	10,868	9,476,449
4.85%, 01/31/34(a)	7,971	7,964,299
4.85%, 08/15/42	5,023	4,601,441
4.85%, 03/15/44	11,618	10,552,603
4.90%, 05/15/46	8,196	7,327,112
4.95%, 02/15/35	5,549	5,539,581
5.10%, 02/15/45	6,824	6,330,926
5.20%, 01/15/36(a)	11,799	11,876,796
5.35%, 01/31/33	8,307	8,574,432
5.55%, 02/16/55(a)	11,077	10,631,293
5.95%, 02/01/41(a)	6,327	6,630,981
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	7,357	6,963,339
6.95%, 01/15/38	9,938	11,116,885
Kinder Morgan, Inc.
2.00%, 02/15/31(a)	5,453	4,830,670
3.60%, 02/15/51	6,827	4,724,797
4.80%, 02/01/33	6,542	6,481,194
5.05%, 02/15/46	5,601	4,995,947
5.15%, 06/01/30	6,112	6,248,795
5.20%, 06/01/33	10,162	10,326,967
5.20%, 03/01/48	6,747	6,078,681
5.30%, 12/01/34	9,807	9,899,868
5.40%, 02/01/34	5,865	6,000,802
5.45%, 08/01/52	5,804	5,344,682
5.55%, 06/01/45	16,005	15,261,174
5.85%, 06/01/35(a)	5,533	5,796,771
5.95%, 08/01/54(a)	7,191	7,086,275
7.75%, 01/15/32	4,810	5,509,440
MPLX LP
2.65%, 08/15/30(a)	7,431	6,858,274
4.50%, 04/15/38	20,214	18,223,412
4.70%, 04/15/48	11,625	9,502,118
4.80%, 02/15/31	9,806	9,824,397
4.95%, 09/01/32(a)	10,395	10,396,651
4.95%, 03/14/52	9,920	8,249,045
5.00%, 01/15/33	4,698	4,672,592
5.00%, 03/01/33	8,592	8,540,683
5.20%, 03/01/47	9,003	7,935,472
5.30%, 04/01/36(a)	7,008	6,892,475
5.40%, 04/01/35	8,092	8,081,875
5.40%, 09/15/35	11,560	11,519,118
5.50%, 06/01/34	10,528	10,656,750

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.50%, 02/15/49	$10,537	$9,545,689
5.95%, 04/01/55(a)	10,225	9,731,905
6.20%, 09/15/55(a)	7,152	7,048,772
ONEOK, Inc.
3.10%, 03/15/30(a)	5,246	4,957,131
3.95%, 03/01/50	6,474	4,590,247
4.75%, 10/15/31	6,044	6,003,376
4.95%, 10/15/32	5,900	5,862,139
5.05%, 11/01/34	12,123	11,870,777
5.20%, 07/15/48	8,579	7,553,405
5.40%, 10/15/35	10,212	10,192,020
5.70%, 11/01/54(a)	11,672	10,641,970
5.85%, 11/01/64(a)	5,784	5,315,365
6.05%, 09/01/33	11,697	12,294,706
6.10%, 11/15/32	5,901	6,230,342
6.25%, 10/15/55	9,191	9,022,578
6.63%, 09/01/53	14,803	15,241,548
Plains All American Pipeline LP, 5.95%, 06/15/35	8,289	8,540,841
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	8,651	8,369,419
3.80%, 09/15/30	7,345	7,081,425
4.70%, 01/15/31	10,239	10,219,297
5.60%, 01/15/36	5,411	5,421,569
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	10,841	10,833,192
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	8,013	8,064,538
5.58%, 10/01/34	9,199	9,165,375
Targa Resources Corp.
4.20%, 02/01/33	9,754	9,253,449
4.35%, 04/15/31	6,660	6,527,693
4.90%, 09/15/30	5,462	5,501,798
4.95%, 04/15/52(a)	6,498	5,456,320
5.40%, 07/30/36	7,767	7,725,788
5.50%, 02/15/35	7,728	7,823,387
5.55%, 08/15/35(a)	8,069	8,163,218
5.65%, 02/15/36(a)	5,665	5,761,037
6.05%, 05/15/56	3,752	3,635,821
6.13%, 03/15/33	6,112	6,460,092
6.13%, 05/15/55	8,404	8,246,879
6.50%, 03/30/34	6,698	7,251,633
6.50%, 02/15/53(a)	6,102	6,299,676
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	8,003	7,610,139
4.88%, 02/01/31	6,679	6,672,529
5.50%, 03/01/30(a)	5,040	5,099,959
TransCanada PipeLines Ltd.
4.10%, 04/15/30	10,158	9,961,371
4.63%, 03/01/34	8,706	8,421,290
5.10%, 03/15/49(a)	3,230	2,985,451
6.10%, 06/01/40	7,841	8,165,574
6.20%, 10/15/37	7,965	8,438,332
7.63%, 01/15/39(a)	7,648	9,031,737
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36	5,568	5,514,739
Western Midstream Operating LP
4.05%, 02/01/30	7,248	7,055,031
5.25%, 02/01/50(a)	6,338	5,357,388
Security	Par (000)	Value
Pipelines (continued)
5.45%, 11/15/34	$6,298	$6,264,915
6.15%, 04/01/33	6,652	6,974,176
Williams Companies, Inc.(The)
2.60%, 03/15/31	13,359	12,127,348
3.50%, 11/15/30	8,809	8,383,033
4.63%, 06/30/30	7,079	7,066,739
4.65%, 08/15/32	5,772	5,710,953
4.85%, 03/01/48	6,382	5,478,110
5.10%, 09/15/45(a)	6,805	6,154,564
5.15%, 03/15/34	12,122	12,121,571
5.15%, 03/15/36	11,386	11,202,909
5.30%, 09/30/35	5,250	5,254,392
5.30%, 08/15/52(a)	5,980	5,396,354
5.60%, 03/15/35	9,393	9,602,923
5.65%, 03/15/33	8,946	9,263,706
5.80%, 11/15/54(a)	6,535	6,305,369
5.95%, 03/15/56(a)	7,975	7,810,043
6.30%, 04/15/40	8,285	8,783,483
		1,331,252,384
Private Equity — 0.0%
KKR & Co., Inc., 5.10%, 08/07/35(a)	7,027	6,840,260
Real Estate — 0.1%
CBRE Services, Inc.
4.90%, 01/15/33	5,980	5,905,148
5.25%, 06/01/36	3,775	3,708,508
5.95%, 08/15/34	6,484	6,760,045
		16,373,701
Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	7,475	6,030,971
2.00%, 05/18/32	6,757	5,646,774
2.95%, 03/15/34(a)	7,560	6,382,171
3.38%, 08/15/31	6,678	6,146,014
5.25%, 03/15/36	7,107	6,915,730
American Tower Corp.
1.88%, 10/15/30	11,419	10,144,725
2.10%, 06/15/30(a)	4,279	3,872,116
2.90%, 01/15/30	4,729	4,449,016
2.95%, 01/15/51(a)	5,144	3,187,672
3.10%, 06/15/50(a)	9,299	5,967,664
3.80%, 08/15/29	6,950	6,790,887
4.70%, 12/15/32	7,262	7,168,834
4.90%, 03/15/30	6,347	6,412,079
5.55%, 07/15/33	8,227	8,467,474
5.65%, 03/15/33(a)	5,160	5,342,710
5.90%, 11/15/33	5,220	5,469,911
Boston Properties LP
2.45%, 10/01/33(a)	7,505	6,128,267
2.55%, 04/01/32(a)	7,977	6,918,683
3.25%, 01/30/31(a)	11,554	10,696,754
3.40%, 06/21/29(a)	4,310	4,141,140
5.75%, 01/15/35(a)	6,841	6,872,633
6.50%, 01/15/34(a)	4,228	4,461,951
Brixmor Operating Partnership LP
4.05%, 07/01/30	5,567	5,424,905
4.13%, 05/15/29	6,684	6,598,006
Crown Castle, Inc.
2.10%, 04/01/31	6,502	5,697,089
2.25%, 01/15/31	6,497	5,755,662
2.50%, 07/15/31	5,879	5,213,677

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 04/01/41	$15,076	$10,794,472
3.25%, 01/15/51(a)	6,629	4,277,407
3.30%, 07/01/30	5,867	5,525,505
5.10%, 05/01/33	5,429	5,384,066
5.60%, 06/01/29(a)	5,171	5,303,395
5.80%, 03/01/34(a)	5,025	5,167,986
Digital Realty Trust LP, 3.60%, 07/01/29	5,998	5,832,685
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	10,361	10,298,680
4.70%, 03/15/33(a)	11,034	10,796,836
5.50%, 06/15/34(a)	4,417	4,502,129
Equinix, Inc.
2.15%, 07/15/30	4,361	3,932,603
2.50%, 05/15/31	8,698	7,800,139
3.20%, 11/18/29(a)	7,380	7,040,977
3.90%, 04/15/32	8,635	8,195,183
ERP Operating LP, 4.50%, 07/01/44	5,930	5,151,582
Extra Space Storage LP
4.95%, 01/15/33	3,680	3,645,983
5.50%, 07/01/30	6,721	6,895,937
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	4,879	4,375,938
5.63%, 09/15/34(a)	5,797	5,762,854
5.63%, 03/01/36	5,739	5,628,645
Healthpeak OP LLC
3.00%, 01/15/30	5,318	5,010,308
5.25%, 12/15/32(a)	4,324	4,366,156
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	5,843	5,521,284
Prologis LP
1.25%, 10/15/30	8,409	7,312,289
2.25%, 04/15/30	12,111	11,151,602
4.75%, 06/15/33(a)	6,803	6,753,218
4.90%, 06/15/36	6,350	6,195,261
5.00%, 03/15/34	7,690	7,686,626
5.13%, 01/15/34(a)	5,689	5,740,159
5.25%, 05/15/35(a)	6,576	6,657,855
5.25%, 06/15/53(a)	7,728	7,197,467
5.25%, 03/15/54	7,489	6,957,537
Public Storage Operating Co., 5.35%, 08/01/53	6,938	6,534,043
Realty Income Corp.
3.25%, 01/15/31	9,482	8,924,820
4.75%, 04/15/33(a)	2,691	2,655,469
5.13%, 02/15/34(a)	6,607	6,653,996
5.63%, 10/13/32(a)	5,084	5,308,605
Simon Property Group LP
2.45%, 09/13/29	7,519	7,049,345
2.65%, 07/15/30(a)	5,603	5,211,638
3.25%, 09/13/49(a)	10,225	6,912,714
3.80%, 07/15/50(a)	6,789	5,049,744
4.30%, 01/15/31	8,058	7,947,619
4.75%, 09/26/34(a)	7,131	6,976,809
5.13%, 10/01/35(a)	7,660	7,649,933
VICI Properties LP
4.95%, 02/15/30	9,288	9,291,791
5.13%, 11/15/31	5,875	5,858,654
5.13%, 05/15/32	9,296	9,209,496
5.63%, 04/01/35(a)	10,362	10,384,540
5.63%, 05/15/52(a)	6,107	5,538,815
Welltower OP LLC
2.80%, 06/01/31(a)	5,916	5,434,810
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.10%, 01/15/30	$7,366	$7,018,487
4.50%, 07/01/30	10,547	10,549,517
5.13%, 07/01/35	9,528	9,549,631
Weyerhaeuser Co.
4.00%, 11/15/29(a)	6,483	6,357,650
4.00%, 04/15/30	7,060	6,878,011
		536,112,416
Retail — 2.5%
AutoZone, Inc.
4.00%, 04/15/30	5,319	5,203,873
4.75%, 08/01/32	4,772	4,743,187
Costco Wholesale Corp.
1.60%, 04/20/30	9,895	8,965,604
1.75%, 04/20/32	7,479	6,492,625
Dollar General Corp.
3.50%, 04/03/30	6,961	6,656,471
5.45%, 07/05/33(a)	7,459	7,590,736
Dollar Tree, Inc., 2.65%, 12/01/31	4,485	4,001,754
Home Depot, Inc.(The)
1.38%, 03/15/31(a)	7,133	6,183,621
1.88%, 09/15/31(a)	4,975	4,363,342
2.38%, 03/15/51	9,246	5,161,547
2.70%, 04/15/30	10,457	9,843,406
2.75%, 09/15/51	9,711	5,839,141
2.95%, 06/15/29	7,520	7,234,787
3.13%, 12/15/49	8,262	5,464,962
3.25%, 04/15/32	9,744	9,101,199
3.30%, 04/15/40	14,264	11,415,970
3.35%, 04/15/50(a)	15,653	10,787,550
3.50%, 09/15/56(a)	4,228	2,878,726
3.63%, 04/15/52(a)	14,945	10,663,311
3.90%, 06/15/47	11,361	8,804,157
4.20%, 04/01/43	6,693	5,653,531
4.25%, 04/01/46	12,628	10,415,471
4.40%, 03/15/45	10,801	9,140,048
4.50%, 09/15/32(a)	6,729	6,730,663
4.50%, 12/06/48(a)	10,984	9,213,750
4.65%, 09/15/35(a)	8,778	8,541,881
4.75%, 06/25/29	5,231	5,308,745
4.85%, 06/25/31(a)	6,868	7,014,544
4.88%, 02/15/44	9,404	8,565,844
4.95%, 06/25/34(a)	14,931	15,009,963
4.95%, 09/15/52(a)	7,015	6,236,261
5.30%, 06/25/54(a)	11,641	10,862,637
5.88%, 12/16/36(a)	20,779	22,130,406
5.95%, 04/01/41(a)	6,855	7,240,033
Lowe's Companies, Inc.
1.70%, 10/15/30	12,429	11,006,139
2.63%, 04/01/31	12,333	11,266,918
2.80%, 09/15/41	9,372	6,607,110
3.00%, 10/15/50	13,196	8,155,050
3.70%, 04/15/46	8,601	6,355,710
3.75%, 04/01/32	11,884	11,284,493
4.05%, 05/03/47	11,790	9,097,034
4.25%, 03/15/31(a)	7,155	7,048,046
4.25%, 04/01/52(a)	13,359	10,289,776
4.45%, 04/01/62	10,617	8,066,726
4.50%, 04/15/30(a)	11,235	11,259,390
4.50%, 10/15/32	7,942	7,803,714
4.85%, 10/15/35(a)	6,534	6,370,365
5.00%, 04/15/33	10,883	10,955,905

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.15%, 07/01/33(a)	$12,613	$12,752,770
5.63%, 04/15/53(a)	13,026	12,334,349
5.80%, 09/15/62(a)	7,668	7,320,114
McDonald's Corp.
2.13%, 03/01/30(a)	8,275	7,619,416
2.63%, 09/01/29	8,205	7,783,764
3.60%, 07/01/30(a)	5,894	5,733,414
3.63%, 09/01/49	15,585	11,183,071
4.20%, 04/01/50(a)	7,495	5,907,633
4.45%, 03/01/47	6,538	5,458,666
4.45%, 09/01/48	5,624	4,643,174
4.60%, 09/09/32(a)	5,917	5,945,401
4.70%, 12/09/35(a)	5,291	5,170,778
4.88%, 12/09/45	15,697	13,990,293
4.95%, 03/03/35	6,275	6,240,913
5.00%, 02/13/36(a)	4,963	4,939,018
5.15%, 09/09/52(a)	6,294	5,685,119
5.45%, 08/14/53	6,647	6,277,354
6.30%, 10/15/37(a)	5,526	6,043,811
6.30%, 03/01/38	7,405	8,086,284
O'Reilly Automotive, Inc.
4.70%, 06/15/32	4,507	4,495,216
5.10%, 03/12/36	6,512	6,435,861
Starbucks Corp.
2.25%, 03/12/30	9,070	8,347,715
2.55%, 11/15/30	13,587	12,481,051
3.00%, 02/14/32(a)	6,357	5,816,865
3.50%, 11/15/50(a)	10,387	7,195,137
3.55%, 08/15/29(a)	5,293	5,161,633
4.45%, 08/15/49(a)	8,355	6,803,027
4.50%, 11/15/48	9,343	7,674,895
Target Corp.
2.35%, 02/15/30	7,805	7,275,954
2.95%, 01/15/52(a)	9,655	6,080,009
4.00%, 07/01/42	8,384	6,981,653
4.50%, 09/15/32(a)	9,470	9,523,398
4.50%, 09/15/34(a)	9,939	9,675,423
4.80%, 01/15/53(a)	6,107	5,350,359
5.00%, 04/15/35(a)	6,181	6,204,357
Walmart, Inc.
2.50%, 09/22/41	7,884	5,649,421
2.65%, 09/22/51(a)	12,107	7,471,321
4.05%, 06/29/48	9,296	7,601,984
4.10%, 04/15/33(a)	12,671	12,464,161
4.15%, 04/30/31	6,625	6,631,546
4.15%, 09/09/32(a)	9,793	9,733,717
4.35%, 04/28/30(a)	7,127	7,186,327
4.45%, 04/30/33	6,625	6,606,879
4.50%, 09/09/52(a)	9,078	7,832,287
4.50%, 04/15/53(a)	13,051	11,292,540
4.75%, 04/30/36	6,625	6,626,045
4.90%, 04/28/35(a)	6,789	6,869,837
5.25%, 09/01/35	10,385	10,824,652
6.20%, 04/15/38(a)	6,782	7,562,384
6.50%, 08/15/37(a)	7,718	8,832,848
		780,829,966
Semiconductors — 3.1%
Analog Devices, Inc.
2.10%, 10/01/31	8,205	7,249,380
2.80%, 10/01/41	6,905	5,006,905
2.95%, 10/01/51(a)	7,098	4,527,088
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials, Inc.
1.75%, 06/01/30	$5,570	$5,019,798
2.75%, 06/01/50(a)	6,729	4,240,857
4.35%, 04/01/47(a)	3,266	2,759,838
Broadcom, Inc.
2.45%, 02/15/31	26,726	24,333,264
2.60%, 02/15/33	18,357	16,041,650
3.14%, 11/15/35(b)	24,582	20,928,427
3.19%, 11/15/36(b)	21,366	17,919,036
3.42%, 04/15/33	19,271	17,640,340
3.47%, 04/15/34(a)	21,963	19,799,961
3.50%, 02/15/41	30,778	24,572,835
3.75%, 02/15/51	11,480	8,539,600
4.15%, 11/15/30	16,854	16,597,806
4.15%, 04/15/32(b)	5,999	5,820,902
4.20%, 10/15/30	8,190	8,090,108
4.30%, 01/15/31	5,527	5,482,952
4.30%, 11/15/32	16,024	15,646,926
4.35%, 02/15/30	18,865	18,795,428
4.55%, 02/15/32	6,891	6,848,753
4.60%, 07/15/30	12,338	12,395,278
4.60%, 01/15/33(a)	10,260	10,132,756
4.80%, 10/15/34	17,173	16,922,472
4.80%, 02/15/36	23,477	22,894,188
4.90%, 07/15/32	11,532	11,644,558
4.90%, 02/15/38	15,746	15,208,710
4.93%, 05/15/37(b)	18,502	18,006,559
4.95%, 01/15/36	10,219	10,103,882
5.05%, 07/12/29	8,201	8,357,592
5.05%, 04/15/30	10,254	10,466,302
5.15%, 11/15/31	11,800	12,093,079
5.20%, 04/15/32	7,958	8,158,413
5.20%, 07/15/35	20,440	20,586,389
5.70%, 01/15/56	8,429	8,371,511
Intel Corp.
2.00%, 08/12/31	7,486	6,532,528
2.45%, 11/15/29	17,287	16,093,675
2.80%, 08/12/41	6,534	4,558,677
3.05%, 08/12/51(a)	452	278,486
3.10%, 02/15/60	8,868	4,995,307
3.20%, 08/12/61	7,317	4,219,126
3.25%, 11/15/49	17,446	11,255,772
3.73%, 12/08/47	14,876	10,627,275
3.90%, 03/25/30	13,522	13,156,435
4.00%, 08/05/29	6,300	6,191,892
4.00%, 12/15/32(a)	6,190	5,859,565
4.10%, 05/19/46	10,528	8,093,981
4.10%, 05/11/47	7,100	5,382,535
4.15%, 08/05/32	8,619	8,293,657
4.60%, 03/25/40(a)	5,363	4,780,883
4.65%, 06/01/31	11,740	11,698,253
4.75%, 03/25/50	17,366	14,240,596
4.80%, 10/01/41	6,560	5,833,163
4.90%, 07/29/45(a)	5,752	4,937,630
4.90%, 08/05/52	12,848	10,700,077
4.95%, 03/25/60	7,353	5,971,472
5.00%, 08/15/33	11,840	11,781,546
5.05%, 08/05/62	6,031	4,959,847
5.13%, 02/10/30	8,452	8,589,499
5.15%, 02/21/34(a)	6,979	6,991,571
5.20%, 02/10/33	17,293	17,505,109

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.30%, 05/15/36	$14,565	$14,511,281
5.60%, 02/21/54(a)	7,636	7,101,744
5.63%, 02/10/43(a)	8,481	8,161,275
5.70%, 02/10/53	15,075	14,081,722
5.90%, 02/10/63	9,602	9,065,200
6.13%, 05/15/56	13,120	13,032,631
KLA Corp.
3.30%, 03/01/50	6,591	4,512,195
4.65%, 07/15/32(a)	11,625	11,681,280
4.95%, 07/15/52(a)	13,349	11,954,915
5.25%, 07/15/62	2,745	2,501,592
Lam Research Corp.
1.90%, 06/15/30	5,073	4,598,837
2.88%, 06/15/50(a)	5,682	3,610,843
4.88%, 03/15/49(a)	5,829	5,248,172
Marvell Technology, Inc.
2.95%, 04/15/31(a)	4,813	4,438,830
5.30%, 04/15/36	5,340	5,340,301
Microchip Technology, Inc., 5.05%, 02/15/30	5,407	5,459,192
Micron Technology, Inc., 2.70%, 04/15/32	6,827	6,095,714
NVIDIA Corp.
2.00%, 06/15/31(a)	9,717	8,707,621
2.85%, 04/01/30(a)	9,127	8,656,487
3.50%, 04/01/40(a)	15,422	12,841,637
3.50%, 04/01/50(a)	10,277	7,565,237
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	15,109	13,613,061
2.65%, 02/15/32	9,555	8,492,064
3.25%, 05/11/41	5,137	3,861,774
3.40%, 05/01/30(a)	5,228	5,005,589
4.30%, 06/18/29(a)	5,833	5,786,803
5.00%, 01/15/33	6,688	6,696,298
QUALCOMM, Inc.
1.65%, 05/20/32	9,624	8,167,357
2.15%, 05/20/30	6,679	6,119,757
3.25%, 05/20/50	8,057	5,413,106
4.30%, 05/20/47	9,776	7,973,273
4.50%, 05/20/52(a)	7,463	6,150,072
4.65%, 05/20/35(a)	6,056	5,970,248
4.80%, 05/20/45	11,764	10,491,562
6.00%, 05/20/53	10,432	10,657,899
Texas Instruments, Inc.
1.75%, 05/04/30	13,868	12,558,185
2.25%, 09/04/29	8,642	8,106,570
3.88%, 03/15/39	6,714	5,893,466
4.15%, 05/15/48(a)	9,728	7,949,820
4.90%, 03/14/33(a)	6,467	6,605,396
5.05%, 05/18/63	12,535	11,106,847
5.15%, 02/08/54(a)	5,644	5,278,263
Xilinx, Inc., 2.38%, 06/01/30	1,427	1,318,845
		987,115,061
Software — 4.3%
Adobe, Inc.
2.30%, 02/01/30	10,422	9,621,962
4.95%, 04/04/34(a)	2,975	2,959,001
Autodesk, Inc., 2.40%, 12/15/31(a)	6,122	5,391,456
Cadence Design Systems, Inc.
4.30%, 09/10/29	2,698	2,687,432
4.70%, 09/10/34(a)	3,987	3,926,548
Fidelity National Information Services, Inc.
2.25%, 03/01/31(a)	8,560	7,607,150
Security	Par (000)	Value
Software (continued)
3.10%, 03/01/41	$7,042	$5,085,332
4.80%, 03/10/31	17,151	17,061,834
5.10%, 07/15/32(a)	4,799	4,803,223
Fiserv, Inc.
2.65%, 06/01/30	10,756	9,839,634
3.50%, 07/01/29	9,856	9,471,925
4.40%, 07/01/49(a)	19,121	14,457,916
4.55%, 02/15/31	6,272	6,150,356
4.75%, 03/15/30(a)	9,390	9,311,242
5.15%, 08/12/34(a)	5,914	5,755,558
5.25%, 08/11/35(a)	7,643	7,450,885
5.45%, 03/15/34(a)	10,011	9,940,524
5.60%, 03/02/33(a)	5,431	5,502,820
5.63%, 08/21/33(a)	10,051	10,172,456
Intuit, Inc.
5.20%, 09/15/33(a)	10,881	11,020,605
5.50%, 09/15/53(a)	9,214	8,306,586
Microsoft Corp.
2.50%, 09/15/50(a)	16,033	9,430,654
2.53%, 06/01/50(a)	47,212	27,844,160
2.68%, 06/01/60(a)	27,862	15,338,109
2.92%, 03/17/52	44,457	28,206,242
3.04%, 03/17/62	15,169	9,068,629
3.45%, 08/08/36(a)	13,972	12,505,792
3.50%, 02/12/35(a)	9,338	8,646,632
3.70%, 08/08/46	16,808	13,159,891
4.10%, 02/06/37(a)	7,356	6,975,723
4.25%, 02/06/47(a)	11,886	10,072,635
4.45%, 11/03/45(a)	8,296	7,321,174
4.50%, 02/06/57(a)	8,275	6,975,945
MSCI, Inc., 5.25%, 09/01/35(a)	8,825	8,669,197
Oracle Corp.
2.88%, 03/25/31(a)	25,117	22,319,589
2.95%, 04/01/30	27,667	25,342,991
3.60%, 04/01/40	24,816	17,858,256
3.60%, 04/01/50(a)	34,345	20,493,479
3.65%, 03/25/41	19,140	13,537,167
3.80%, 11/15/37	16,355	12,931,570
3.85%, 07/15/36(a)	10,264	8,445,488
3.85%, 04/01/60(a)	28,824	16,675,802
3.90%, 05/15/35	10,393	8,789,757
3.95%, 03/25/51	26,895	16,927,506
4.00%, 07/15/46(a)	21,933	14,621,099
4.00%, 11/15/47	16,980	11,160,246
4.10%, 03/25/61(a)	11,751	7,122,601
4.13%, 05/15/45	16,499	11,355,120
4.20%, 09/27/29(a)	8,812	8,561,958
4.30%, 07/08/34	12,790	11,370,145
4.38%, 05/15/55(a)	12,784	8,400,222
4.45%, 09/26/30	20,486	19,772,186
4.50%, 07/08/44	9,945	7,324,946
4.65%, 05/06/30(a)	5,940	5,819,981
4.70%, 09/27/34	13,443	12,260,278
4.80%, 09/26/32(a)	22,981	21,859,663
4.90%, 02/06/33	10,196	9,673,280
4.95%, 02/04/31	33,808	33,079,951
5.20%, 09/26/35(a)	29,768	27,723,462
5.25%, 02/03/32(a)	9,766	9,623,986
5.35%, 05/04/33	30,726	29,837,610
5.38%, 07/15/40	18,049	15,713,846
5.38%, 09/27/54	13,918	10,726,479

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.50%, 08/03/35(a)	$14,908	$14,194,236
5.50%, 09/27/64(a)	9,907	7,520,495
5.55%, 02/06/53	18,691	14,859,134
5.70%, 02/04/36	34,139	32,743,299
5.88%, 09/26/45	19,497	16,799,311
5.95%, 09/26/55	27,345	22,903,677
6.00%, 08/03/55	14,891	12,460,128
6.10%, 09/26/65(a)	15,007	12,418,246
6.13%, 07/08/39	9,548	9,210,404
6.13%, 08/03/65(a)	9,344	7,760,912
6.15%, 11/09/29(a)	10,402	10,713,735
6.25%, 11/09/32	17,836	18,307,527
6.50%, 04/15/38(a)	9,780	9,792,578
6.55%, 02/04/46	18,478	17,182,380
6.70%, 02/04/56	38,904	35,870,819
6.85%, 02/04/66	21,154	19,334,375
6.90%, 11/09/52(a)	20,165	19,110,141
Paychex, Inc.
5.10%, 04/15/30	8,349	8,432,360
5.35%, 04/15/32	13,367	13,493,640
5.60%, 04/15/35(a)	7,362	7,370,848
Roper Technologies, Inc.
1.75%, 02/15/31(a)	11,426	9,903,680
4.90%, 10/15/34	8,280	8,021,257
5.10%, 09/15/35	7,123	6,911,281
Salesforce, Inc.
1.95%, 07/15/31(a)	12,499	10,900,280
2.70%, 07/15/41(a)	11,422	7,780,996
2.90%, 07/15/51	16,634	9,628,544
3.05%, 07/15/61(a)	7,492	4,174,249
4.90%, 09/15/31(a)	30,069	29,966,591
5.20%, 03/15/33(a)	21,457	21,406,846
5.55%, 03/15/36	30,611	30,516,746
6.40%, 03/15/46(a)	13,840	13,801,800
6.55%, 03/15/56	29,731	29,486,118
6.70%, 03/15/66	8,917	8,940,418
Synopsys, Inc.
4.85%, 04/01/30	17,297	17,436,270
5.00%, 04/01/32	8,807	8,900,682
5.15%, 04/01/35	21,139	21,127,268
5.70%, 04/01/55	15,236	14,595,960
VMware LLC
2.20%, 08/15/31	11,236	9,946,003
4.70%, 05/15/30(a)	6,042	6,074,938
Workday, Inc., 3.80%, 04/01/32(a)	9,219	8,577,807
		1,358,643,871
Telecommunications — 6.0%
AT&T, Inc.
2.25%, 02/01/32(a)	14,067	12,278,050
2.55%, 12/01/33	34,113	28,819,686
2.75%, 06/01/31	19,742	18,013,825
3.30%, 02/01/52	9,509	5,989,875
3.50%, 06/01/41	19,213	14,797,810
3.50%, 09/15/53(a)	59,361	38,471,170
3.55%, 09/15/55(a)	60,596	38,915,230
3.65%, 06/01/51(a)	23,290	15,801,753
3.65%, 09/15/59	50,429	32,142,617
3.80%, 12/01/57	47,041	31,349,792
3.85%, 06/01/60(a)	10,896	7,239,629
4.30%, 02/15/30(a)	19,259	19,115,769
4.30%, 12/15/42	9,593	7,888,589
Security	Par (000)	Value
Telecommunications (continued)
4.35%, 06/15/45	$8,164	$6,548,015
4.40%, 04/30/31	11,690	11,555,474
4.50%, 05/15/35	17,972	16,984,532
4.50%, 03/09/48	14,305	11,454,036
4.55%, 11/01/32	9,017	8,838,178
4.55%, 03/09/49	6,899	5,500,329
4.70%, 08/15/30(a)	7,895	7,949,149
4.75%, 05/15/46	17,985	15,072,853
4.85%, 03/01/39	10,706	9,947,248
4.90%, 11/01/35(a)	17,302	16,807,471
5.13%, 04/30/36	9,769	9,709,952
5.25%, 10/30/36	11,410	11,373,416
5.25%, 03/01/37	10,270	10,147,855
5.38%, 08/15/35(a)	8,337	8,403,383
5.40%, 02/15/34	22,134	22,551,035
5.55%, 11/01/45	9,917	9,302,799
5.65%, 02/15/47(a)	6,084	5,780,418
5.70%, 11/01/54(a)	12,687	11,752,450
5.85%, 04/30/46	16,152	15,637,158
6.00%, 04/30/56	15,447	14,894,946
6.05%, 08/15/56(a)	13,804	13,439,202
6.20%, 10/30/56	8,272	8,187,698
6.30%, 10/30/66	7,771	7,658,488
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	9,152	7,380,181
5.10%, 05/11/33(a)	5,831	5,837,570
5.55%, 02/15/54(a)	6,481	6,067,725
British Telecommunications PLC, 9.63%, 12/15/30	21,680	25,860,591
Cisco Systems, Inc.
4.75%, 02/24/30	6,526	6,634,380
4.95%, 02/26/31	15,895	16,265,218
4.95%, 02/24/32	8,474	8,649,346
5.05%, 02/26/34	20,193	20,453,972
5.10%, 02/24/35(a)	8,568	8,676,126
5.30%, 02/26/54(a)	17,926	16,790,415
5.35%, 02/26/64	7,150	6,575,322
5.50%, 01/15/40	16,163	16,497,458
5.50%, 02/24/55(a)	5,363	5,170,342
5.90%, 02/15/39	15,198	16,087,179
Corning, Inc.
4.38%, 11/15/57(a)	6,976	5,465,356
5.45%, 11/15/79	6,894	6,224,516
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	27,819	31,901,252
Motorola Solutions, Inc.
2.30%, 11/15/30(a)	8,942	8,077,617
2.75%, 05/24/31	8,060	7,347,282
4.60%, 05/23/29	2,608	2,610,231
5.40%, 04/15/34	6,382	6,464,457
5.55%, 08/15/35(a)	5,733	5,854,486
Orange SA
5.38%, 01/13/42	5,767	5,559,816
5.50%, 02/06/44	5,264	5,108,376
9.00%, 03/01/31	24,163	28,430,684
Rogers Communications, Inc.
3.80%, 03/15/32	13,318	12,444,343
4.50%, 03/15/42	8,355	7,045,913
4.55%, 03/15/52	17,983	14,165,722
5.00%, 03/15/44	5,511	4,844,760
5.30%, 02/15/34	15,453	15,375,288

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Sprint Capital Corp., 8.75%, 03/15/32	$13,012	$15,473,313
Telefonica Emisiones SA
4.90%, 03/06/48(a)	7,851	6,530,247
5.21%, 03/08/47(a)	19,112	16,711,086
5.52%, 03/01/49(a)	8,001	7,242,380
7.05%, 06/20/36(a)	17,508	19,306,196
Telefonica Europe BV, 8.25%, 09/15/30	11,457	12,968,457
T-Mobile USA, Inc.
2.25%, 11/15/31	7,997	7,029,413
2.55%, 02/15/31	11,730	10,665,863
2.70%, 03/15/32	7,923	7,054,859
2.88%, 02/15/31	12,235	11,277,735
3.00%, 02/15/41	17,212	12,563,970
3.30%, 02/15/51	25,098	16,254,622
3.40%, 10/15/52	20,669	13,452,042
3.50%, 04/15/31	22,842	21,618,914
3.60%, 11/15/60	12,200	7,842,724
3.88%, 04/15/30	53,253	51,870,169
4.38%, 04/15/40	12,873	11,240,884
4.50%, 04/15/50	22,486	17,989,657
4.63%, 01/15/33	5,133	5,035,233
4.70%, 01/15/35	9,533	9,194,520
4.95%, 11/15/35	11,918	11,643,239
5.00%, 02/15/36(a)	13,466	13,181,667
5.05%, 07/15/33	20,100	20,173,544
5.13%, 05/15/32	8,116	8,222,316
5.15%, 04/15/34(a)	7,255	7,291,215
5.20%, 01/15/33	6,188	6,287,215
5.25%, 06/15/55	12,784	11,259,360
5.30%, 05/15/35(a)	10,229	10,294,069
5.50%, 01/15/55	5,955	5,449,200
5.65%, 01/15/53	12,738	11,941,590
5.70%, 01/15/56	7,647	7,213,745
5.75%, 01/15/34	6,156	6,413,461
5.75%, 01/15/54(a)	9,826	9,321,371
5.80%, 09/15/62(a)	5,239	4,979,086
5.85%, 02/15/56	9,033	8,676,389
5.88%, 11/15/55	9,454	9,128,810
6.00%, 06/15/54	8,013	7,871,772
Verizon Communications, Inc.
1.50%, 09/18/30	8,386	7,380,354
1.68%, 10/30/30	5,399	4,770,575
1.75%, 01/20/31	10,851	9,544,485
2.36%, 03/15/32	36,522	31,903,242
2.55%, 03/21/31	26,764	24,347,682
2.65%, 11/20/40	28,765	20,138,397
2.85%, 09/03/41	9,015	6,343,445
2.88%, 11/20/50(a)	26,172	15,825,756
2.99%, 10/30/56(a)	28,662	16,708,318
3.00%, 11/20/60(a)	12,217	6,942,219
3.15%, 03/22/30(a)	14,334	13,662,151
3.40%, 03/22/41	34,128	26,174,012
3.55%, 03/22/51(a)	33,038	22,967,922
3.70%, 03/22/61(a)	25,684	16,970,477
3.88%, 03/01/52(a)	12,035	8,778,666
4.00%, 03/22/50(a)	10,168	7,630,123
4.02%, 12/03/29	15,742	15,518,311
4.13%, 08/15/46(a)	10,615	8,407,062
4.27%, 01/15/36	13,408	12,364,878
4.40%, 11/01/34	16,717	15,890,839
4.50%, 08/10/33	18,688	18,153,110
Security	Par (000)	Value
Telecommunications (continued)
4.52%, 09/15/48(a)	$10,093	$8,277,354
4.75%, 01/15/33	16,042	15,830,841
4.78%, 02/15/35(a)	17,690	17,141,005
4.81%, 03/15/39	10,454	9,736,352
4.86%, 08/21/46	19,059	16,567,735
5.00%, 01/15/36	17,872	17,420,784
5.01%, 08/21/54	6,040	5,211,392
5.05%, 05/09/33(a)	6,844	6,922,536
5.25%, 04/02/35	17,802	17,791,427
5.25%, 03/16/37(a)	8,564	8,459,242
5.40%, 07/02/37(a)	16,231	16,152,958
5.50%, 02/23/54(a)	9,526	8,953,080
5.75%, 11/30/45	10,955	10,637,902
5.88%, 11/30/55	24,678	23,816,422
6.00%, 11/30/65	15,438	14,863,268
6.55%, 09/15/43(a)	6,657	7,139,938
Vodafone Group PLC
4.25%, 09/17/50	9,304	7,170,662
4.88%, 06/19/49(a)	8,956	7,652,868
5.25%, 05/30/48	9,236	8,375,520
5.75%, 06/28/54(a)	18,137	17,179,834
5.88%, 06/28/64	4,973	4,731,333
6.15%, 02/27/37(a)	8,956	9,633,604
		1,874,944,218
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 3.90%, 11/19/29	3,844	3,749,854
Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	7,235	4,887,703
3.55%, 02/15/50	7,581	5,447,860
3.90%, 08/01/46	9,353	7,301,987
4.05%, 06/15/48	6,454	5,074,063
4.13%, 06/15/47	4,879	3,928,548
4.15%, 04/01/45	7,419	6,104,470
4.15%, 12/15/48	6,048	4,831,153
4.45%, 03/15/43	5,183	4,520,429
4.45%, 01/15/53	9,937	8,192,611
4.55%, 09/01/44(a)	5,921	5,166,017
4.90%, 04/01/44	6,087	5,591,434
5.20%, 04/15/54	12,826	11,788,080
5.50%, 03/15/55(a)	8,038	7,729,783
5.55%, 03/15/56	8,035	7,779,174
5.75%, 05/01/40(a)	7,089	7,384,789
5.80%, 03/15/56(a)	8,711	8,735,787
Canadian National Railway Co.
3.85%, 08/05/32	5,857	5,605,221
4.38%, 09/18/34(a)	4,754	4,593,740
Canadian Pacific Railway Co.
2.45%, 12/02/31	15,104	13,471,478
3.00%, 12/02/41(a)	8,882	6,552,732
3.10%, 12/02/51(a)	16,307	10,616,040
6.13%, 09/15/2115(a)	5,134	5,194,266
CSX Corp.
3.80%, 11/01/46	6,553	5,040,472
4.10%, 11/15/32(a)	7,260	7,067,346
4.10%, 03/15/44	6,267	5,162,691
4.30%, 03/01/48	6,189	5,060,561
4.50%, 11/15/52(a)	7,631	6,350,010
5.05%, 06/15/35(a)	9,791	9,836,103

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
FedEx Corp.
4.55%, 04/01/46	$11,241	$9,380,253
4.75%, 11/15/45	6,315	5,410,050
5.25%, 05/15/50(a)	7,762	7,076,995
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(b)	7,001	6,907,354
5.25%, 03/15/36(b)	6,639	6,455,997
Norfolk Southern Corp.
3.05%, 05/15/50	9,744	6,281,744
3.16%, 05/15/55	4,480	2,836,923
4.55%, 06/01/53	6,672	5,522,841
5.35%, 08/01/54(a)	7,770	7,256,278
Union Pacific Corp.
2.38%, 05/20/31	7,640	6,932,000
2.40%, 02/05/30	4,983	4,650,477
2.80%, 02/14/32(a)	8,912	8,133,355
2.95%, 03/10/52(a)	9,059	5,687,640
2.97%, 09/16/62	9,481	5,443,061
3.20%, 05/20/41	7,901	6,108,505
3.25%, 02/05/50(a)	12,214	8,307,130
3.50%, 02/14/53	10,152	7,069,252
3.75%, 02/05/70	5,924	3,935,560
3.80%, 10/01/51	8,201	6,062,190
3.80%, 04/06/71(a)	8,654	5,829,277
3.84%, 03/20/60	11,480	8,145,148
4.50%, 01/20/33(a)	9,996	9,984,393
5.10%, 02/20/35(a)	7,444	7,569,663
5.60%, 12/01/54(a)	7,965	7,779,306
United Parcel Service, Inc.
3.75%, 11/15/47	10,477	7,849,319
4.25%, 03/15/49(a)	7,200	5,783,836
4.45%, 04/01/30(a)	7,028	7,063,527
4.88%, 03/03/33(a)	9,039	9,200,066
5.05%, 03/03/53(a)	8,038	7,175,945
5.15%, 05/22/34(a)	8,550	8,769,192
5.25%, 05/14/35(a)	5,738	5,875,135
5.30%, 04/01/50(a)	9,441	8,871,052
5.50%, 05/22/54(a)	9,287	8,895,459
5.95%, 05/14/55(a)	9,362	9,483,116
6.05%, 05/14/65(a)	9,047	9,131,911
6.20%, 01/15/38	10,031	10,907,882
Walmart, Inc., 1.80%, 09/22/31	5,283	4,682,197
		451,468,577
Security	Par (000)	Value
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54(a)	$6,973	$6,970,281
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47(a)	6,492	4,877,287
4.45%, 06/01/32(a)	2,896	2,854,496
5.25%, 03/01/35(a)	5,616	5,692,811
5.70%, 09/01/55	6,232	6,085,278
6.59%, 10/15/37(a)	5,987	6,721,985
		26,231,857
Total Long-Term Investments — 97.7% (Cost: $33,386,853,574)		30,741,756,427
	Shares
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	2,350,942,925	2,351,648,208
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	238,040,000	238,040,000
Total Short-Term Securities — 8.2% (Cost: $2,588,741,317)		2,589,688,208
Total Investments — 105.9% (Cost: $35,975,594,891)		33,331,444,635
Liabilities in Excess of Other Assets — (5.9)%		(1,866,343,007)
Net Assets — 100.0%		$31,465,101,628

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$30,741,756,427	$—	$30,741,756,427
Short-Term Securities
Money Market Funds	2,589,688,208	—	—	2,589,688,208
	$2,589,688,208	$30,741,756,427	$—	$33,331,444,635

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares 10+ Year Investment Grade Corporate Bond ETF	iShares Core U.S. Aggregate Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,584,651,567	$133,616,782,296	$16,501,222,795	$30,741,756,427
Investments, at value—affiliated(c)	298,585,524	4,488,817,097	2,424,695,193	2,589,688,208
Cash	—	—	25,959,783	77,252,892
Cash pledged as collateral for TBA commitments	—	8,952,000	—	—
Foreign currency, at value(d)	—	145	57,035	—
Receivables:
Investments sold	—	1,249,994,182	34,026,906	398,901,026
Securities lending income—affiliated	68,212	350,319	832,449	507,642
TBA sales commitments	—	420,693,421	—	—
Loans	—	—	572,061	—
Capital shares sold	100,796	—	782,671	7,899,645
Dividends—affiliated	36,639	10,989,702	516,835	1,256,812
Interest—unaffiliated	36,137,651	1,147,320,718	274,353,089	365,224,539
Total assets	2,919,580,389	140,943,899,880	19,263,018,817	34,182,487,191
LIABILITIES
Bank overdraft	85,134	11,789,601	—	—
Collateral on securities loaned, at value	285,608,262	896,686,562	2,190,724,161	2,350,817,840
TBA sales commitments, at value(e)	—	418,690,336	—	—
Payables:
Investments purchased	4,720,322	4,323,268,129	191,677,637	363,028,262
Capital shares redeemed	374,424	23,523,322	2,293,151	—
Investment advisory fees	86,150	3,098,383	6,819,833	3,539,461
Total liabilities	290,874,292	5,677,056,333	2,391,514,782	2,717,385,563
Commitments and contingent liabilities
NET ASSETS	$2,628,706,097	$135,266,843,547	$16,871,504,035	$31,465,101,628
NET ASSETS CONSIST OF
Paid-in capital	$3,182,493,547	$144,873,914,113	$19,561,310,100	$36,924,957,111
Accumulated loss	(553,787,450)	(9,607,070,566)	(2,689,806,065)	(5,459,855,483)
NET ASSETS	$2,628,706,097	$135,266,843,547	$16,871,504,035	$31,465,101,628
NET ASSET VALUE
Shares outstanding	53,000,000	1,365,300,000	210,300,000	289,200,000
Net asset value	$49.60	$99.07	$80.23	$108.80
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,986,798,083	$141,409,514,624	$17,088,773,411	$33,386,853,574
(b) Securities loaned, at value	$275,228,845	$718,655,831	$2,105,129,410	$2,266,721,530
(c) Investments, at cost—affiliated	$298,525,768	$4,487,653,570	$2,423,658,588	$2,588,741,317
(d) Foreign currency, at cost	$—	$136	$56,513	$—
(e) Proceeds from TBA sales commitments	$—	$420,693,421	$—	$—

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: June 22, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: June 22, 2026